UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2020
State Street Institutional Investment Trust
State Street Defensive Global Equity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investment in affiliated State Street Defensive Global Equity Portfolio	$2,088,472
Receivable for investments sold	5,501
Receivable from Adviser	7,791
TOTAL ASSETS	2,101,764
LIABILITIES
Advisory fee payable	1,271
Custodian fees payable	2,536
Administration fees payable	85
Trustees’ fees and expenses payable	180
Transfer agent fees payable	172
Registration and filing fees payable	866
Professional fees payable	25,307
Printing and postage fees payable	10,782
Accrued expenses and other liabilities	67
TOTAL LIABILITIES	41,266
NET ASSETS	$2,060,498
NET ASSETS CONSIST OF:
Paid-in Capital	$2,356,976
Total distributable earnings (loss)	(296,478)
NET ASSETS	$2,060,498
Class I
Net Assets	$2,060,498
Shares Outstanding	246,178
Net asset value, offering and redemption price per share	$ 8.37
COST OF INVESTMENTS:
Investment in affiliated State Street Defensive Global Equity Portfolio	$2,415,409
Shares of affiliated State Street Defensive Global Equity Portfolio	212,675
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividend income from affiliated State Street Defensive Global Equity Portfolio	$ —
EXPENSES
Advisory fee	8,072
Administration fees	538
Custodian fees	15,988
Trustees’ fees and expenses	10,192
Transfer agent fees	778
Sub-transfer agent fee	973
Registration and filing fees	26,209
Professional fees and expenses	21,262
Printing and postage fees	423
Insurance expense	6
Miscellaneous expenses	1,348
TOTAL EXPENSES	85,789
Expenses waived/reimbursed by the Adviser	(76,738)
NET EXPENSES	9,051
NET INVESTMENT INCOME (LOSS)	$ (9,051)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Defensive Global Equity Portfolio	(52,242)
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Defensive Global Equity Portfolio	(183,274)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(235,516)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(244,567)
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (9,051)	$ 64,866
Net realized gain (loss)	(52,242)	98,259
Net change in unrealized appreciation/depreciation	(183,274)	233,754
Net increase (decrease) in net assets resulting from operations	(244,567)	396,879
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(679,703)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	109,500	115,801
Reinvestment of distributions	—	575,522
Cost of shares redeemed	(172,950)	(40,646)
Net increase (decrease) in net assets from beneficial interest transactions	(63,450)	650,677
Net increase (decrease) in net assets during the period	(308,017)	367,853
Net assets at beginning of period	2,368,515	2,000,662
NET ASSETS AT END OF PERIOD	$2,060,498	$2,368,515
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	12,826	9,784
Reinvestment of distributions	—	61,884
Shares redeemed	(21,750)	(3,416)
Net increase (decrease) from share transactions	(8,924)	68,252
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 2/19/2016* - 12/31/16
Net asset value, beginning of period	$ 9.28	$10.71	$12.48	$10.65	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.04)	0.34	0.23	0.32	0.21
Net realized and unrealized gain (loss)	(0.87)	1.75	(1.02)	1.94	0.77
Total from investment operations	(0.91)	2.09	(0.79)	2.26	0.98
Distributions to shareholders from:
Net investment income	—	(0.55)	(0.50)	(0.39)	(0.31)
Net realized gains	—	(2.97)	(0.48)	(0.04)	(0.02)
Total distributions	—	(3.52)	(0.98)	(0.43)	(0.33)
Net asset value, end of period	$ 8.37	$ 9.28	$10.71	$12.48	$10.65
Total return (b)	(9.81)%	19.42%	(6.27)%	21.26%	9.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,060	$2,369	$2,001	$4,953	$3,194
Ratios to Average Net Assets:
Total expenses	7.97%(c)	7.18%	3.43%	4.48%	5.37%(c)
Net expenses	0.84%(c)	0.81%	0.76%	0.76%	0.75%(c)
Net investment income (loss)	(0.84)%(c)	2.86%	1.80%	2.72%	2.26%(c)
Portfolio turnover rate (d)	35%(e)	55%	64%	39%	38%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Portfolio turnover rate is from the State Street Defensive Global Equity Portfolio.
(e)	Not annualized.
See accompanying notes to financial statements and financial statements of the Master Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Defensive Global Equity Fund	Class A Class I Class K	Not commenced February 19, 2016 Not commenced	Diversified
Once Class A has commenced operations, Class A shares will be available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares are sold without a sales charge and only to certain eligible investors.
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Defensive Global Equity Portfolio (the “Portfolio”), a separate series of SSGA Active Trust. The value of the Fund’s investment in the Portfolio reflects the Fund’s ownership interest in the Portfolio at 100.00% at June 30, 2020. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of June 30, 2020, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date or when the information becomes available, net of foreign taxes withheld at source, if any.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee accrued daily and paid monthly, at the rate of 0.75% of the Fund’s average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with the approval of the Board. For the period ended June 30, 2020, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $76,738.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of June 30, 2020, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
The Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2020, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Defensive Global Equity Fund	1	11.84%
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Defensive Global Equity Fund	$2,428,096	$—	$339,624	$(339,624)
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

6.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Defensive Global Equity Fund
Class I(b)	0.84%	$901.90	$3.97	$1,020.70	$4.22
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
(b)	Because the Fund invests all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund’s schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Defensive Global Equity Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one- and three-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
____________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
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STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past four calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees ( “Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one- and three-year periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Defensive Global Equity Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and above the medians of its Performance Group and Performance Universe for the 3-year period. The Board also considered that the Fund’s performance was above its Lipper Index for the 1- and 3-year periods. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Defensive Global Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality
15

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before investing in the Fund.

Annual Report
June 30, 2020
SSGA Active Trust
State Street Defensive Global Equity Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

[This Page Intentionally Left Blank]

Notes to Performance Summary (Unaudited)
The following performance chart of the Portfolio’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Portfolio’s per share net asset value (“NAV”) is the value of one share of the Portfolio and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Portfolio. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Portfolio at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Portfolio’s performance is negatively impacted by these deductions.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
See accompanying notes to financial statements.
1

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Management's Discussion of Fund Performance (Unaudited)
The State Street Defensive Global Equity Portfolio (the “Portfolio”) seeks to provide competitive long-term returns while maintaining low long-term volatility relative to the broad global equity market. The Portfolio’s benchmark is the MSCI World Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Portfolio was –3.50%, and the Index was 2.84%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The portfolio’s risk, sector and stock positionings were primary drivers of Portfolio performance during the Reporting Period relative to the Index. The defensive objective of the strategy drove the portfolio to overweight lower risk stocks and underweight high risk stocks. Higher risk stocks had generally outperformed lower risk stocks during the reporting period so the tilt to low risk resulted in relative performance headwind versus the market. The portfolio’s sector allocation contributed positively to active performance. The underweight to poor performing Energy sector added value. Overweight of Healthcare sector also added value as the sector returned the second best performance during the Reporting Period. However, our underweight of the best performing Information Technology universe detracted value. Finally, our active stock selection process contributed to underperformance as value stocks that are highly favored by our process lagged the market substantially.
The Portfolio did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Portfolio’s performance on an absolute basis during the Reporting Period were Eli Lilly & Co, Swedish Match AB and Target Corp. The top negative contributors to the Portfolio’s performance on an absolute basis during the Reporting Period were Swiss Re AG, Allianz SE and Sysco Corp.
The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

State Street Defensive Global Equity Portfolio
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI World Index	Net Asset Value	Market Value	MSCI World Index
ONE YEAR	– 3.50%	N/A	2.84%	– 3.50%	N/A	2.84%
SINCE INCEPTION(1)	38.78%	N/A	55.35%	7.79%	N/A	10.63%

(1)	For the period February 18, 2016 to June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for State Street Defensive Global Equity Portfolio as stated in the Fees and Expenses table of the most recent prospectus is 0.27% . Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption or sale of Portfolio shares. See "Notes to Performance Summary" on page 1 for more information.
See accompanying notes to financial statements.
3

State Street Defensive Global Equity Portfolio
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	Market Value	% of Net Assets
Eli Lilly & Co.	32,179	1.5%
AutoZone, Inc.	31,587	1.5
Home Depot, Inc.	31,564	1.5
Target Corp.	31,062	1.5
Koninklijke Ahold Delhaize NV	30,733	1.5
TOTAL	157,125	7.5%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 97.9%
AUSTRALIA — 4.7%
BHP Group, Ltd.	634	$ 15,749
Coles Group, Ltd.	371	4,400
Mirvac Group REIT	3,259	4,911
Scentre Group REIT	6,862	10,393
Sonic Healthcare, Ltd.	971	20,457
Telstra Corp., Ltd.	5,705	12,355
Wesfarmers, Ltd.	846	26,243
Woolworths Group, Ltd.	184	4,732
		99,240
BELGIUM — 0.3%
Ageas SA/NV	152	5,385
CANADA — 2.3%
BCE, Inc.	281	11,682
Kirkland Lake Gold, Ltd.	169	6,936
Loblaw Cos., Ltd.	85	4,126
Metro, Inc.	178	7,319
TELUS Corp.	1,123	18,774
		48,837
DENMARK — 2.6%
Carlsberg A/S Class B	57	7,555
Coloplast A/S Class B	107	16,669
Novo Nordisk A/S Class B	452	29,431
		53,655
FRANCE — 1.6%
Peugeot SA (a)	686	11,247
Sanofi	209	21,308
		32,555
GERMANY — 3.3%
Allianz SE	65	13,278
Deutsche Telekom AG	1,612	27,040
Merck KGaA	112	13,038
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	57	14,838
		68,194
HONG KONG — 1.2%
CLP Holdings, Ltd.	1,500	14,732
HKT Trust & HKT, Ltd. Stapled Security	7,000	10,272
		25,004
IRELAND — 0.8%
Accenture PLC Class A	82	17,607
ITALY — 0.4%
Snam SpA	1,667	8,124
JAPAN — 13.9%
Astellas Pharma, Inc.	1,700	28,413
FUJIFILM Holdings Corp.	500	21,419
Fujitsu, Ltd.	200	23,436
Hitachi, Ltd.	200	6,362
ITOCHU Corp.	900	19,490
Security Description	Shares	Value
Japan Post Holdings Co., Ltd.	2,400	$ 17,142
KDDI Corp.	500	14,931
Mitsubishi UFJ Financial Group, Inc.	3,300	12,998
Mitsui & Co., Ltd.	400	5,932
Mizuho Financial Group, Inc.	4,700	5,786
Nippon Telegraph & Telephone Corp.	1,000	23,319
NTT DOCOMO, Inc.	1,000	26,570
Sekisui House, Ltd.	200	3,822
Seven & i Holdings Co., Ltd.	400	13,096
Sony Corp.	400	27,635
Sumitomo Mitsui Trust Holdings, Inc.	300	8,461
Tokyo Gas Co., Ltd.	300	7,190
Toyota Motor Corp.	400	25,175
		291,177
NETHERLANDS — 2.4%
Koninklijke Ahold Delhaize NV	1,128	30,733
Koninklijke KPN NV	4,054	10,780
Koninklijke Vopak NV	150	7,932
		49,445
NEW ZEALAND — 0.9%
Spark New Zealand, Ltd.	6,222	18,365
NORWAY — 0.3%
DNB ASA	401	5,340
SWEDEN — 1.4%
Swedish Match AB	406	28,650
SWITZERLAND — 5.5%
Nestle SA	212	23,502
Novartis AG	335	29,182
Roche Holding AG	84	29,099
Swiss Life Holding AG	28	10,415
Swisscom AG	45	23,596
		115,794
UNITED KINGDOM — 0.5%
Direct Line Insurance Group PLC	3,228	10,793
UNITED STATES — 55.8%
AbbVie, Inc.	278	27,294
Adobe, Inc. (a)	25	10,883
Alliant Energy Corp.	199	9,520
Allstate Corp.	284	27,545
Ameren Corp.	116	8,162
American Electric Power Co., Inc.	103	8,203
Amgen, Inc.	120	28,303
AT&T, Inc.	319	9,643
AutoZone, Inc. (a)	28	31,587
Baxter International, Inc.	153	13,173
Bristol-Myers Squibb Co.	462	27,166
Cadence Design Systems, Inc. (a)	135	12,955
Campbell Soup Co.	288	14,293
Cerner Corp.	228	15,629
Cisco Systems, Inc.	445	20,755
Citrix Systems, Inc.	128	18,933
Clorox Co.	65	14,259
CMS Energy Corp.	87	5,083

See accompanying notes to financial statements.
5

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Coca-Cola Co.	386	$ 17,246
Consolidated Edison, Inc.	97	6,977
Costco Wholesale Corp.	40	12,128
Dollar General Corp.	88	16,765
Duke Energy Corp.	59	4,714
Electronic Arts, Inc. (a)	149	19,675
Eli Lilly & Co.	196	32,179
Entergy Corp.	143	13,415
Equinix, Inc. REIT	19	13,344
Equity LifeStyle Properties, Inc. REIT	158	9,872
Eversource Energy	182	15,155
F5 Networks, Inc. (a)	60	8,369
General Mills, Inc.	209	12,885
Gilead Sciences, Inc.	212	16,311
Hershey Co.	133	17,239
Home Depot, Inc.	126	31,564
International Business Machines Corp.	86	10,386
Johnson & Johnson	197	27,704
JPMorgan Chase & Co.	161	15,144
Kellogg Co.	336	22,196
Kimberly-Clark Corp.	196	27,705
Kroger Co.	710	24,034
Lockheed Martin Corp.	57	20,800
McDonald's Corp.	148	27,302
Medtronic PLC	283	25,951
Merck & Co., Inc.	360	27,839
Mondelez International, Inc. Class A	261	13,345
Motorola Solutions, Inc.	85	11,911
Newmont Corp.	352	21,733
NortonLifeLock, Inc.	633	12,552
Oracle Corp.	303	16,747
PepsiCo, Inc.	224	29,626
Pfizer, Inc.	785	25,670
Philip Morris International, Inc.	277	19,407
Procter & Gamble Co.	242	28,936
Public Service Enterprise Group, Inc.	281	13,814
Security Description	Shares	Value
Public Storage REIT	31	$ 5,949
QUALCOMM, Inc.	116	10,580
Republic Services, Inc.	128	10,502
Target Corp.	259	31,062
Texas Instruments, Inc.	44	5,587
UGI Corp.	21	668
Verizon Communications, Inc.	485	26,738
Walmart, Inc.	231	27,669
Waste Management, Inc.	287	30,396
Western Union Co.	1,145	24,755
Yum! Brands, Inc.	217	18,859
		1,166,791
TOTAL COMMON STOCKS (Cost $1,945,759)		2,044,956

SHORT-TERM INVESTMENT — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (b) (c) (Cost $27,634)	27,623	27,634
TOTAL INVESTMENTS — 99.2% (Cost $1,973,393)		2,072,590
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		16,417
NET ASSETS — 100.0%		$ 2,089,007
(a)	Non-income producing security.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,241,167	$803,789	$—	$2,044,956
Short-Term Investment	27,634	—	—	27,634
TOTAL INVESTMENTS	$1,268,801	$803,789	$—	$2,072,590
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Industry Breakdown as of June 30, 2020

% of Net Assets
Pharmaceuticals	13.8%
Diversified Telecommunication Services	9.3
Food & Staples Retailing	6.1
Food Products	4.9
Insurance	4.8
IT Services	3.6
Multiline Retail	3.6
Biotechnology	3.5
Software	3.4
Household Products	3.4
Electric Utilities	3.1
Specialty Retail	3.0
Health Care Equipment & Supplies	2.7
Beverages	2.6
Banks	2.3
Tobacco	2.3
Hotels, Restaurants & Leisure	2.2
Equity Real Estate Investment Trusts (REITs)	2.1
Communications Equipment	2.0
Commercial Services & Supplies	2.0
Metals & Mining	2.0
Wireless Telecommunication Services	2.0
Automobiles	1.8
Multi-Utilities	1.7
Household Durables	1.5
Trading Companies & Distributors	1.2
Aerospace & Defense	1.0
Technology Hardware, Storage & Peripherals	1.0
Health Care Providers & Services	1.0
Entertainment	0.9
Health Care Technology	0.8
Semiconductors & Semiconductor Equipment	0.8
Gas Utilities	0.8
Oil, Gas & Consumable Fuels	0.4
Electronic Equipment, Instruments & Components	0.3
Short-Term Investment	1.3
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
(The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$505,244	$477,640	$30	$—	27,623	$27,634	$306
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,308	10,308	25,494	35,802	—	—	—	—	20
Total		$10,308	$530,738	$513,442	$30	$—		$27,634	$326
See accompanying notes to financial statements.
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SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020

ASSETS
Investments in unaffiliated issuers, at value	$2,044,956
Investments in affiliated issuers, at value	27,634
Total Investments	2,072,590
Foreign currency, at value	14,610
Cash	604
Dividends receivable — unaffiliated issuers	2,256
Dividends receivable — affiliated issuers	29
Receivable from Adviser	432
Receivable for foreign taxes recoverable	4,417
TOTAL ASSETS	2,094,938
LIABILITIES
Payable for fund shares repurchased	5,501
Advisory fee payable	428
Trustees’ fees and expenses payable	2
TOTAL LIABILITIES	5,931
NET ASSETS	$2,089,007
NET ASSETS CONSIST OF:
Paid-in Capital	$1,974,336
Total distributable earnings (loss)	114,671
NET ASSETS	$2,089,007
NET ASSET VALUE PER SHARE
Net asset value per share	$ 9.82
Shares outstanding (unlimited amount authorized, no par value)	212,675
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,945,759
Investments in affiliated issuers	27,634
Total cost of investments	$1,973,393
Foreign currency, at cost	$ 14,543
See accompanying notes to financial statements.
8

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2020

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 64,610
Dividend income — affiliated issuers	326
Foreign taxes withheld	(4,297)
TOTAL INVESTMENT INCOME (LOSS)	60,639
EXPENSES
Advisory fee	5,692
Trustees’ fees and expenses	30
Miscellaneous expenses	3
TOTAL EXPENSES	5,725
Expenses waived/reimbursed by the Adviser	(5,725)
NET EXPENSES	—
NET INVESTMENT INCOME (LOSS)	$ 60,639
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	11,851
Investments — affiliated issuers	30
Foreign currency transactions	(614)
Net realized gain (loss)	11,267
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(153,624)
Foreign currency translations	122
Net change in unrealized appreciation/depreciation	(153,502)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(142,235)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (81,596)
See accompanying notes to financial statements.
9

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 60,639	$ 101,470
Net realized gain (loss)	11,267	83,542
Net change in unrealized appreciation/depreciation	(153,502)	(204,703)
Net increase (decrease) in net assets resulting from operations	(81,596)	(19,691)
Distributions to shareholders	(188,440)	(351,241)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	296,196	631,379
Reinvestment of distributions	188,440	351,241
Cost of shares redeemed	(415,467)	(3,326,507)
Net increase (decrease) in net assets from beneficial interest transactions	69,169	(2,343,887)
Net increase (decrease) in net assets during the period	(200,867)	(2,714,819)
Net assets at beginning of period	2,289,874	5,004,693
NET ASSETS AT END OF PERIOD	$2,089,007	$ 2,289,874
SHARES OF BENEFICIAL INTEREST:
Shares sold	28,561	51,951
Reinvestment of distributions	17,400	36,856
Shares redeemed	(41,531)	(288,025)
Net increase (decrease) from share transactions	4,430	(199,218)
See accompanying notes to financial statements.
10

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Defensive Global Equity Portfolio
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 2/19/16*- 6/30/16
Net asset value, beginning of period	$11.00	$12.28	$12.03	$10.89	$10.00
Net investment income (loss) (a)	0.28	0.33	0.42	0.31	0.15
Net realized and unrealized gain (loss)	(0.58)	0.39	0.36	1.21	0.74
Total from investment operations	(0.30)	0.72	0.78	1.52	0.89
Distributions to shareholders from:
Net investment income	(0.39)	(0.74)	(0.38)	(0.28)	—
Net realized gains	(0.49)	(1.26)	(0.15)	(0.10)	—
Total distributions	(0.88)	(2.00)	(0.53)	(0.38)	—
Net asset value, end of period	$ 9.82	$11.00	$12.28	$12.03	$10.89
Total return (b)	(3.50)%	8.38%	6.48%	14.43%	8.90%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,089	$2,290	$5,005	$4,631	$3,270
Ratios to average net assets:
Total expenses	0.25%	0.27%	0.30%	0.33%	0.27%(d)
Net expenses	—%	—%	—%	—%(e)	—%(d)
Net investment income (loss)	2.66%	2.73%	3.37%	2.75%	4.00%(d)
Portfolio turnover rate	57%	72%	47%	30%	21%(c)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements.
11

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following Portfolio (the “Portfolio”):
Portfolio	Commencement of Operations	Diversification Classification
State Street Defensive Global Equity Portfolio	February 19, 2016	Diversified
The Portfolio serves as a master fund in a master-feeder structure.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
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SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date or when the information becomes available, net of any foreign taxes withheld at source, if any.
The Portfolio invests in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar years to return of capital or capital gains distributions at year end based on information provided by the REIT.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
13

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Portfolio pays the Adviser a fee accrued daily and paid monthly, at a rate of 0.25% of the Portfolio’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in such an amount equal to the total annual Portfolio operating expenses until the later of April 30, 2021 or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Defensive Global Equity Fund, a separate series of State Street Institutional Investment Trust. This waiver may not be terminated prior to April 30, 2021 except with the approval of the Board. Additionally, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Portfolio until October 31, 2020. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Board. The Adviser pays all expenses of the Portfolio other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses. The Adviser has agreed to pay all costs associated with the organization of the Trust and the Portfolio. For the period ended June 30, 2020, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $5,725.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020, are disclosed in the Schedule of Investments.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Portfolio.
14

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
State Street Defensive Global Equity Portfolio	$1,260,086	$1,329,371
6.    Income Tax Information
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to foreign currency gains and losses, passive foreign investment company gains and losses, distribution redesignations and wash sales.
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Defensive Global Equity Portfolio	$90,226	$98,214	$188,440
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Defensive Global Equity Portfolio	$ 165,202	$ 186,039	$ 351,241
At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Defensive Global Equity Portfolio	$26,317	$—	$—	$88,354	$—	$114,671
15

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Defensive Global Equity Portfolio	$1,984,436	$182,824	$94,670	$88,154
7.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of June 30, 2020.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has
16

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street Defensive Global Equity Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Defensive Global Equity Portfolio (the “Portfolio”) (one of the funds constituting SSGA Active Trust (the “Trust”)), including the schedule of investments, as of June 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from February 19, 2016 (commencement of operations) through June 30, 2016, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the funds constituting SSGA Active Trust) at June 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from February 19, 2016 (commencement of operations) through June 30, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
18

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Defensive Global Equity Portfolio	0.00%	$905.90	$0.00	$1,024.90	$0.00
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
19

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Dividends Received Deduction
The Portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
The Portfolio reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Portfolio during the fiscal year ended June 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
The Portfolio hereby designates as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Long term capital gains dividends were paid from the Portfolio during the year ended June 30, 2020 in the amount of $98,214.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio's investment adviser to vote proxies relating to the Portfolio’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Portfolio's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Portfolio's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Portfolio's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
20

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At meetings held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the State Street Defensive Global Equity Portfolio, a series of SSGA Active Trust (the “Fund”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Fund under the Agreement, (ii) investment performance of the Fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Fund grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meetings. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of the Fund in accordance with the Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Fund. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in active management and managing master-feeder structures.
Investment Performance
The Board then reviewed the Fund’s performance. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark (gross of expenses) and a group of comparable funds (net of expenses). Among other information, the Board considered that the Fund outperformed the median of its Performance Group for the 1-, 2- and 3-year periods. The Board also considered that the Fund underperformed its benchmark for the 1- and 3- year and since inception periods.
In those instances where the Board observed underperformance, the Trustees considered management’s explanation of those factors that contributed to such underperformance and steps being taken in response to such factors.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the Fund to the Adviser, including data on the Fund’s historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations. The Board noted that the Adviser had contractually agreed to waive all of its fees related to its management of the Fund and, therefore, did not realize any profits from its advisory arrangement with the Fund. The Board further noted that an affiliated fund that is a series of a separate trust and also advised by the Adviser invests substantially all of its assets in the Fund and that the Adviser receives management fees from that fund.
21

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., global large-cap mutual funds. The Board reviewed the universe of similar mutual funds for the Fund based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar mutual funds. The Board also reviewed the fee structure of the Fund in connection with the master-feeder structure.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the Fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the Fund’s advisory fee rate as assets of the Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Fund by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with the Fund from inception. The Board also noted that the Adviser is currently waiving the entire advisory fee, so the Adviser was not receiving any economies of scale. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for the Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Fund were appropriate; (b) the performance of the Fund had been satisfactory; (c) the Adviser’s unitary fee for the Fund, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trust’s relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) because no fees were paid to the Adviser, there were currently no economies of scale to share.
22

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Active Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SSGA Active Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SSGA Active Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital Specialty
Finance (Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam
GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director);
University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds Trust,
Guggenheim Variable Funds Trust,
Guggenheim Strategy Funds Trust,
Transparent Value Trust,
Fiduciary/ Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced,
Equity Income Fund,
Guggenheim Credit Allocation Fund,
Guggenheim Energy & Income Fund
					(Trustee and Audit Committee Chair).
23

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CARL G. VERBONCOEUR c/o SSGA Active Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
Interested Trustee
JAMES E. ROSS* c/o SSGA Active Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR ETFs
Europe I plc (Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs Europe II
plc (Director)
(November 2016 -
March 2020); State
Street Navigator
Securities Lending
Trust (July 2016 -
March 2020); SSGA
Funds (January 2014 -
March 2020); State
Street Institutional
Investment Trust
(February 2007 -
March 2020); State
Street Master Funds
(February 2007 -
March 2020); Elfun
Funds (July 2016 -
					December 2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.
24

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President);Since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 -present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 -April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
25

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013); Director of Compliance, AARP Financial Inc. (2008 - 2010).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Portfolio's trustees and is available, without charge, upon request and by calling 1-866-787-2257.
26

SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Portfolio Shares are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect, wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.
© 2020 State Street Corporation -All Rights Reserved
SSITDISCGBLSAR

Semi-Annual Report
June 30, 2020
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's and the Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or the Portfolio (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on the Fund's and the Portfolio's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investment in affiliated State Street Equity 500 Index II Portfolio	$1,418,631,436
Receivable for fund shares sold	5,149,217
Receivable from Adviser	115,503
TOTAL ASSETS	1,423,896,156
LIABILITIES
Payable for investments purchased	3,815,639
Payable for fund shares repurchased	1,328,069
Advisory fee payable	23,256
Custodian fees payable	3,935
Administration fees payable	52,482
Distribution fees payable	58,797
Trustees’ fees and expenses payable	156
Transfer agent fees payable	17,340
Sub-transfer agent fee payable	46,176
Registration and filing fees payable	963
Professional fees payable	21,510
Printing and postage fees payable	23,988
Accrued expenses and other liabilities	100
TOTAL LIABILITIES	5,392,411
NET ASSETS	$1,418,503,745
NET ASSETS CONSIST OF:
Paid-in Capital	$1,118,219,427
Total distributable earnings (loss)	300,284,318
NET ASSETS	$1,418,503,745
Administrative Shares
Net Assets	$ 217,335,121
Shares Outstanding	908,549
Net asset value, offering and redemption price per share	$ 239.21
Service Shares
Net Assets	$ 20,611,267
Shares Outstanding	86,285
Net asset value, offering and redemption price per share	$ 238.88(a)
Class R Shares
Net Assets	$ 32,510,943
Shares Outstanding	136,302
Net asset value, offering and redemption price per share	$ 238.52
Class A Shares
Net Assets	$ 56,840,103
Shares Outstanding	237,958
Net asset value, offering and redemption price per share	$ 238.87
Maximum sales charge	5.25%
Maximum offering price per share	$ 252.11
Class I Shares
Net Assets	$ 17,146,336
Shares Outstanding	71,672
Net asset value, offering and redemption price per share	$ 239.23
Class K Shares
Net Assets	$1,074,059,975
Shares Outstanding	4,484,951
Net asset value, offering and redemption price per share	$ 239.48
COST OF INVESTMENTS:
Investment in affiliated State Street Equity 500 Index II Portfolio	$1,111,975,076
Shares of affiliated State Street Equity 500 Index II Portfolio	4,844,391
(a)	Due to small class size; calculation of net assets value (total net assets/ shares outstanding) will not agree to net asset value shown.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividend income from affiliated State Street Equity 500 Index II Portfolio	$ —
EXPENSES
Advisory fee	121,980
Administration fees	304,951
Sub-transfer agent fee
Class A Shares	53,269
Class I Shares	12,465
Distribution fees
Administrative Shares	161,261
Service Shares	24,500
Class R Shares	95,415
Class A Shares	65,695
Custodian fees	24,132
Trustees’ fees and expenses	10,156
Transfer agent fees	99,099
Registration and filing fees	124,718
Professional fees	20,083
Printing and postage fees	30,819
Insurance expense	2,790
Miscellaneous expenses	16,308
TOTAL EXPENSES	1,167,641
Expenses waived/reimbursed by the Adviser	(633,057)
NET EXPENSES	534,584
NET INVESTMENT INCOME (LOSS)	$ (534,584)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(5,541,758)
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(13,704,475)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,246,233)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(19,780,817)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (534,584)	$ 20,489,684
Net realized gain (loss)	(5,541,758)	5,420,997
Net change in unrealized appreciation/depreciation	(13,704,475)	241,955,281
Net increase (decrease) in net assets resulting from operations	(19,780,817)	267,865,962
DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Shares	—	(9,939,738)
Service Shares	—	(824,132)
Class R Shares	—	(1,368,384)
Class A Shares	—	(2,086,264)
Class I Shares	—	(596,779)
Class K Shares	—	(35,230,578)
Total distributions to shareholders	—	(50,045,875)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administrative Shares
Proceeds from sale of shares sold	12,013,005	14,803,388
Reinvestment of distributions	—	9,939,738
Cost of shares redeemed	(28,928,331)	(50,352,078)
Net increase (decrease) from capital share transactions	(16,915,326)	(25,608,952)
Service Shares
Proceeds from sale of shares sold	2,118,959	3,698,474
Reinvestment of distributions	—	824,131
Cost of shares redeemed	(1,314,918)	(9,865,290)
Net increase (decrease) from capital share transactions	804,041	(5,342,685)
Class R Shares
Proceeds from sale of shares sold	3,457,446	6,798,328
Reinvestment of distributions	—	1,368,384
Cost of shares redeemed	(6,873,891)	(11,252,184)
Net increase (decrease) from capital share transactions	(3,416,445)	(3,085,472)
Class A Shares
Proceeds from sale of shares sold	10,711,821	21,123,719
Reinvestment of distributions	—	2,083,022
Cost of shares redeemed	(6,926,089)	(8,312,522)
Net increase (decrease) from capital share transactions	3,785,732	14,894,219
Class I Shares
Proceeds from sale of shares sold	6,403,955	9,836,747
Reinvestment of distributions	—	596,780
Cost of shares redeemed	(3,126,155)	(14,359,801)
Net increase (decrease) from capital share transactions	3,277,800	(3,926,274)
Class K Shares
Proceeds from sale of shares sold	374,375,555	324,590,677
Reinvestment of distributions	—	35,035,317
Cost of shares redeemed	(120,835,835)	(154,736,207)
Net increase (decrease) from capital share transactions	253,539,720	204,889,787
Net increase (decrease) in net assets from beneficial interest transactions	241,075,522	181,820,623
Net increase (decrease) in net assets during the period	221,294,705	399,640,710
Net assets at beginning of period	1,197,209,040	797,568,330
NET ASSETS AT END OF PERIOD	$1,418,503,745	$1,197,209,040
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	53,286	64,362
Reinvestment of distributions	—	40,128
Shares redeemed	(123,650)	(211,716)
Net increase (decrease) from share transactions	(70,364)	(107,226)
Service Shares
Shares sold	9,519	16,401
Reinvestment of distributions	—	3,331
Shares redeemed	(6,145)	(43,356)
Net increase (decrease) from share transactions	3,374	(23,624)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)
Class R Shares
Shares sold	14,891	30,772
Reinvestment of distributions	—	5,529
Shares redeemed	(29,393)	(49,085)
Net increase (decrease) from share transactions	$ (14,502)	$ (12,784)
Class A Shares
Shares sold	44,788	91,596
Reinvestment of distributions	—	8,410
Shares redeemed	(31,959)	(36,657)
Net increase (decrease) from share transactions	12,829	63,349
Class I Shares
Shares sold	26,984	45,295
Reinvestment of distributions	—	2,409
Shares redeemed	(13,911)	(62,891)
Net increase (decrease) from share transactions	13,073	(15,187)
Class K Shares
Shares sold	1,659,274	1,413,544
Reinvestment of distributions	—	141,443
Shares redeemed	(524,184)	(674,605)
Net increase (decrease) from share transactions	1,135,090	880,382
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administrative Shares(a)
	Six Months Ended 06/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	Year Ended 12/31/15(a)
Net asset value, beginning of period	$ 247.00	$ 196.40	$ 216.20	$ 188.30	$ 171.70	$ 172.70
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.19)	3.90	3.40	3.80	2.60	3.10
Net realized and unrealized gain (loss)	(7.60)	57.30	(13.30)	36.60	17.60	(1.20)
Total from investment operations	(7.79)	61.20	(9.90)	40.40	20.20	1.90
Distributions to shareholders from:
Net investment income	—	(4.40)	(3.90)	(4.60)	(2.80)	(2.90)
Net realized gains	—	(6.20)	(6.00)	(7.90)	(0.80)	—
Total distributions	—	(10.60)	(9.90)	(12.50)	(3.60)	(2.90)
Net asset value, end of period	$ 239.21	$ 247.00	$ 196.40	$ 216.20	$ 188.30	$ 171.70
Total return (c)	(3.15)%	31.14%	(4.56)%	21.43%	11.75%	1.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$217,335	$241,794	$213,270	$274,650	$277,141	$261,038
Ratios to Average Net Assets:
Total expenses	0.27%(d)(e)	0.27%(e)	0.27%(e)	0.26%(e)	0.27%(e)	0.31%(e)
Net expenses	0.17%(d)(e)	0.17%(e)	0.17%(e)	0.18%(e)	0.18%(e)	0.18%(e)
Net investment income (loss)	(0.17)%(d)	1.68%	1.51%	1.83%	1.48%	1.76%
Portfolio turnover rate	5%(f)(g)	21%(f)	8%(f)	30%(f)	5%(f)	5%(f)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Service Shares(a)
	Six Months Ended 06/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	Year Ended 12/31/15(a)
Net asset value, beginning of period	$246.70	$196.20	$216.00	$188.10	$ 171.50	$ 172.50
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.31)	3.10	3.20	1.50	2.60	2.20
Net realized and unrealized gain (loss)	(7.51)	57.70	(13.30)	38.70	17.40	(0.50)
Total from investment operations	(7.82)	60.80	(10.10)	40.20	20.00	1.70
Distributions to shareholders from:
Net investment income	—	(4.10)	(3.70)	(4.40)	(2.60)	(2.70)
Net realized gains	—	(6.20)	(6.00)	(7.90)	(0.80)	—
Total distributions	—	(10.30)	(9.70)	(12.30)	(3.40)	(2.70)
Net asset value, end of period	$238.88	$246.70	$196.20	$216.00	$ 188.10	$ 171.50
Total return (c)	(3.17)%	30.99%	(4.66)%	21.33%	11.65%	0.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,611	$20,457	$20,897	$27,876	$124,591	$104,730
Ratios to Average Net Assets:
Total expenses	0.37%(d)(e)	0.37%(e)	0.37%(e)	0.36%(e)	0.37%(e)	0.41%(e)
Net expenses	0.27%(d)(e)	0.27%(e)	0.27%(e)	0.28%(e)	0.27%(e)	0.28%(e)
Net investment income (loss)	(0.27)%(d)	1.36%	1.44%	0.73%	1.46%	1.25%
Portfolio turnover rate	5%(f)(g)	21%(f)	8%(f)	30%(f)	5%(f)	5%(f)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R Shares(a)
	Six Months Ended 06/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	Year Ended 12/31/15(a)
Net asset value, beginning of period	$246.80	$196.20	$216.10	$188.10	$171.50	$172.60
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.71)	2.90	2.40	2.90	1.80	1.90
Net realized and unrealized gain (loss)	(7.57)	57.10	(13.30)	36.60	17.60	(0.90)
Total from investment operations	(8.28)	60.00	(10.90)	39.50	19.40	1.00
Distributions to shareholders from:
Net investment income	—	(3.20)	(3.00)	(3.60)	(2.00)	(2.10)
Net realized gains	—	(6.20)	(6.00)	(7.90)	(0.80)	—
Total distributions	—	(9.40)	(9.00)	(11.50)	(2.80)	(2.10)
Net asset value, end of period	$238.52	$246.80	$196.20	$216.10	$188.10	$171.50
Total return (c)	(3.35)%	30.58%	(5.04)%	20.96%	11.26%	0.58%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,511	$37,222	$32,099	$42,249	$39,086	$37,845
Ratios to Average Net Assets:
Total expenses	0.72%(d)(e)	0.72%(e)	0.72%(e)	0.71%(e)	0.72%(e)	0.76%(e)
Net expenses	0.62%(d)(e)	0.62%(e)	0.62%(e)	0.63%(e)	0.63%(e)	0.63%(e)
Net investment income (loss)	(0.62)%(d)	1.27%	1.06%	1.41%	0.99%	1.09%
Portfolio turnover rate	5%(f)(g)	21%(f)	8%(f)	30%(f)	5%(f)	5%(f)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	Year Ended 12/31/15(a)
Net asset value, beginning of period	$247.00	$196.40	$216.30	$188.30	$171.70	$172.70
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.54)	4.20	6.40	1.60	6.80	2.50
Net realized and unrealized gain (loss)	(7.59)	56.30	(16.60)	38.20	12.90	(1.10)
Total from investment operations	(8.13)	60.50	(10.20)	39.80	19.70	1.40
Distributions to shareholders from:
Net investment income	—	(3.70)	(3.70)	(3.90)	(2.30)	(2.40)
Net realized gains	—	(6.20)	(6.00)	(7.90)	(0.80)	—
Total distributions	—	(9.90)	(9.70)	(11.80)	(3.10)	(2.40)
Net asset value, end of period	$238.87	$247.00	$196.40	$216.30	$188.30	$171.70
Total return (c)	(3.29)%	30.78%	(4.72)%	21.12%	11.42%	0.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$56,840	$55,604	$31,766	$ 6,293	$ 7,509	$ 60
Ratios to Average Net Assets:
Total expenses	0.57%(d)(e)	0.57%(e)	0.38%(e)	0.56%(e)	0.57%(e)	0.61%(e)
Net expenses	0.47%(d)(e)	0.47%(e)	0.28%(e)	0.48%(e)	0.48%(e)	0.48%(e)
Net investment income (loss)	(0.47)%(d)	1.81%	2.89%	0.79%	3.69%	1.43%
Portfolio turnover rate	5%(f)(g)	21%(f)	8%(f)	30%(f)	5%(f)	5%(f)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	Year Ended 12/31/15(a)
Net asset value, beginning of period	$247.10	$196.50	$216.30	$188.40	$171.70	$172.70
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.25)	3.20	4.40	8.90	28.60	2.90
Net realized and unrealized gain (loss)	(7.62)	58.10	(14.10)	31.40	(8.40)	(1.10)
Total from investment operations	(7.87)	61.30	(9.70)	40.30	20.20	1.80
Distributions to shareholders from:
Net investment income	—	(4.50)	(4.10)	(4.50)	(2.70)	(2.80)
Net realized gains	—	(6.20)	(6.00)	(7.90)	(0.80)	—
Total distributions	—	(10.70)	(10.10)	(12.40)	(3.50)	(2.80)
Net asset value, end of period	$239.23	$247.10	$196.50	$216.30	$188.40	$171.70
Total return (c)	(3.18)%	31.17%	(4.45)%	21.35%	11.75%	1.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,146	$14,478	$14,496	$16,084	$ 4,469	$ 50
Ratios to Average Net Assets:
Total expenses	0.32%(d)(e)	0.24%(e)	0.15%(e)	0.31%(e)	0.32%(e)	0.36%(e)
Net expenses	0.22%(d)(e)	0.15%(e)	0.05%(e)	0.23%(e)	0.23%(e)	0.23%(e)
Net investment income (loss)	(0.22)%(d)	1.38%	1.98%	4.21%	15.53%(f)	1.66%
Portfolio turnover rate	5%(g)(h)	21%(g)	8%(g)	30%(g)	5%(g)	5%(g)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	The calculation of the net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the net investment income ratio may vary significantly from period to period.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	Year Ended 12/31/15(a)
Net asset value, beginning of period	$ 247.10	$ 196.40	$ 216.20	$ 188.30	$ 171.70	$172.70
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.02)	5.10	4.70	4.40	4.40	14.50
Net realized and unrealized gain (loss)	(7.60)	56.60	(14.30)	36.40	16.10	(12.30)
Total from investment operations	(7.62)	61.70	(9.60)	40.80	20.50	2.20
Distributions to shareholders from:
Net investment income	—	(4.80)	(4.20)	(5.00)	(3.10)	(3.20)
Net realized gains	—	(6.20)	(6.00)	(7.90)	(0.80)	—
Total distributions	—	(11.00)	(10.20)	(12.90)	(3.90)	(3.20)
Net asset value, end of period	$ 239.48	$ 247.10	$ 196.40	$ 216.20	$ 188.30	$171.70
Total return (c)	(3.08)%	31.39%	(4.42)%	21.61%	11.92%	1.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,074,060	$827,654	$485,040	$412,903	$369,915	$62,064
Ratios to Average Net Assets:
Total expenses	0.12%(d)(e)	0.12%(e)	0.12%(e)	0.11%(e)	0.12%(e)	0.16%(e)
Net expenses	0.02%(d)(e)	0.02%(e)	0.02%(e)	0.03%(e)	0.03%(e)	0.03%(e)
Net investment income (loss)	(0.02)%(d)	2.22%	2.08%	2.14%	2.42%	8.45%(f)
Portfolio turnover rate	5%(g)(h)	21%(g)	8%(g)	30%(g)	5%(g)	5%(g)
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	The calculation of the net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the net investment income ratio may vary significantly from period to period.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

State Street Equity 500 Index II Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2020

% of Net Assets
Common Stocks	96.9%
Rights	0.0 *
Short-Term Investments	2.8
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2020

Description	% of Net Assets
Information Technology	26.6%
Health Care	14.2
Consumer Discretionary	10.5
Communication Services	10.4
Financials	9.8
TOTAL	71.5%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.9%
COMMUNICATION SERVICES — 10.4%
Activision Blizzard, Inc.	97,500	$ 7,400,250
Alphabet, Inc. Class A (a)	37,567	53,271,884
Alphabet, Inc. Class C (a)	36,687	51,861,110
AT&T, Inc.	890,340	26,914,978
Cars.com, Inc. (a)	1	6
CenturyLink, Inc.	112,178	1,125,145
Charter Communications, Inc. Class A (a)	18,600	9,486,744
Comcast Corp. Class A	568,466	22,158,805
Discovery, Inc. Class A (a)(b)	20,703	436,833
Discovery, Inc. Class C (a)	43,704	841,739
DISH Network Corp. Class A (a)	29,118	1,004,862
Electronic Arts, Inc. (a)	35,079	4,632,182
Facebook, Inc. Class A (a)	301,493	68,460,015
Fox Corp. Class A	40,566	1,087,980
Fox Corp. Class B	20,100	539,484
Interpublic Group of Cos., Inc.	44,166	757,889
Live Nation Entertainment, Inc. (a)	16,100	713,713
Netflix, Inc. (a)	54,904	24,983,516
News Corp. Class A	50,888	603,532
News Corp. Class B	11,400	136,230
Omnicom Group, Inc.	27,691	1,511,929
Take-Two Interactive Software, Inc. (a)	14,300	1,995,851
T-Mobile US, Inc. (a)	67,700	7,050,955
Twitter, Inc. (a)	96,600	2,877,714
Verizon Communications, Inc.	517,215	28,514,063
ViacomCBS, Inc. Class B (b)	68,681	1,601,641
Walt Disney Co.	225,664	25,163,793
		345,132,843
CONSUMER DISCRETIONARY — 10.5%
Advance Auto Parts, Inc.	7,900	1,125,355
Amazon.com, Inc. (a)	52,590	145,086,344
Aptiv PLC	34,019	2,650,760
AutoZone, Inc. (a)	3,076	3,470,097
Best Buy Co., Inc.	30,306	2,644,805
Booking Holdings, Inc. (a)	5,224	8,318,384
BorgWarner, Inc.	23,477	828,738
CarMax, Inc. (a)	18,703	1,674,854
Carnival Corp. (b)	69,301	1,137,922
Chipotle Mexican Grill, Inc. (a)	3,286	3,458,055
D.R. Horton, Inc.	44,897	2,489,539
Darden Restaurants, Inc.	18,271	1,384,394
Dollar General Corp.	30,813	5,870,185
Dollar Tree, Inc. (a)	30,626	2,838,418
Domino's Pizza, Inc.	4,800	1,773,312
eBay, Inc.	85,045	4,460,610
Expedia Group, Inc.	17,734	1,457,735
Ford Motor Co.	484,038	2,942,951
Security Description	Shares	Value
Gap, Inc.	25,934	$ 327,287
Garmin, Ltd.	18,340	1,788,150
General Motors Co.	165,323	4,182,672
Genuine Parts Co.	18,489	1,607,803
H&R Block, Inc. (b)	21,864	312,218
Hanesbrands, Inc. (b)	46,800	528,372
Hasbro, Inc.	14,597	1,094,045
Hilton Worldwide Holdings, Inc.	35,200	2,585,440
Home Depot, Inc.	134,602	33,719,147
Kohl's Corp.	19,545	405,950
L Brands, Inc.	27,121	406,001
Las Vegas Sands Corp.	44,200	2,012,868
Leggett & Platt, Inc.	17,054	599,448
Lennar Corp. Class A	37,706	2,323,444
LKQ Corp. (a)	35,000	917,000
Lowe's Cos., Inc.	93,750	12,667,500
Marriott International, Inc. Class A	31,955	2,739,502
McDonald's Corp.	92,610	17,083,767
MGM Resorts International	59,000	991,200
Mohawk Industries, Inc. (a)	6,731	684,947
Newell Brands, Inc.	43,241	686,667
NIKE, Inc. Class B	154,206	15,119,898
Norwegian Cruise Line Holdings, Ltd. (a)	38,400	630,912
NVR, Inc. (a)	400	1,303,500
O'Reilly Automotive, Inc. (a)	8,980	3,786,597
PulteGroup, Inc.	29,062	988,980
PVH Corp.	9,249	444,414
Ralph Lauren Corp.	6,279	455,353
Ross Stores, Inc.	42,856	3,653,045
Royal Caribbean Cruises, Ltd.	24,400	1,227,320
Starbucks Corp.	144,630	10,643,322
Tapestry, Inc.	31,328	416,036
Target Corp.	64,172	7,696,148
Tiffany & Co.	14,299	1,743,620
TJX Cos., Inc.	147,474	7,456,285
Tractor Supply Co.	15,426	2,032,992
Ulta Beauty, Inc. (a)	7,800	1,586,676
Under Armour, Inc. Class A (a)	26,624	259,318
Under Armour, Inc. Class C (a)	27,575	243,763
VF Corp.	41,744	2,543,879
Whirlpool Corp.	8,402	1,088,311
Wynn Resorts, Ltd.	11,041	822,444
Yum! Brands, Inc.	37,602	3,267,990
		348,686,689
CONSUMER STAPLES — 6.8%
Altria Group, Inc.	236,329	9,275,913
Archer-Daniels-Midland Co.	71,032	2,834,177
Brown-Forman Corp. Class B	23,152	1,473,856
Campbell Soup Co.	19,182	952,003
Church & Dwight Co., Inc.	31,900	2,465,870
Clorox Co.	15,864	3,480,086
Coca-Cola Co.	482,300	21,549,164
Colgate-Palmolive Co.	108,423	7,943,069

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Conagra Brands, Inc.	64,924	$ 2,283,377
Constellation Brands, Inc. Class A	20,650	3,612,717
Costco Wholesale Corp.	54,955	16,662,906
Coty, Inc. Class A	39,812	177,960
Estee Lauder Cos., Inc. Class A	28,941	5,460,588
General Mills, Inc.	78,542	4,842,114
Hershey Co.	18,667	2,419,616
Hormel Foods Corp.	37,202	1,795,741
J.M. Smucker Co.	14,305	1,513,612
Kellogg Co.	32,028	2,115,770
Kimberly-Clark Corp.	43,627	6,166,676
Kraft Heinz Co.	82,418	2,628,310
Kroger Co.	100,642	3,406,732
Lamb Weston Holdings, Inc.	16,700	1,067,631
McCormick & Co., Inc.	16,092	2,887,066
Molson Coors Beverage Co. Class B	23,553	809,281
Mondelez International, Inc. Class A	181,515	9,280,862
Monster Beverage Corp. (a)	48,035	3,329,786
PepsiCo, Inc.	173,216	22,909,548
Philip Morris International, Inc.	193,512	13,557,451
Procter & Gamble Co.	309,826	37,045,895
Sysco Corp.	64,874	3,546,013
Tyson Foods, Inc. Class A	38,444	2,295,491
Walmart, Inc.	176,703	21,165,485
Walgreens Boots Alliance, Inc.	95,305	4,039,979
		224,994,745
ENERGY — 2.7%
Apache Corp.	47,855	646,042
Baker Hughes Co.	74,479	1,146,232
Cabot Oil & Gas Corp.	55,078	946,240
ChampionX Corp. (a)	1	10
Chevron Corp.	232,912	20,782,738
Concho Resources, Inc.	25,600	1,318,400
ConocoPhillips	139,227	5,850,319
Devon Energy Corp.	44,101	500,105
Diamondback Energy, Inc.	18,500	773,670
EOG Resources, Inc.	76,671	3,884,153
Exxon Mobil Corp.	527,875	23,606,570
Halliburton Co.	123,167	1,598,708
Hess Corp.	32,957	1,707,502
HollyFrontier Corp.	20,000	584,000
Kinder Morgan, Inc.	233,650	3,544,470
Marathon Oil Corp.	104,288	638,243
Marathon Petroleum Corp.	79,641	2,976,981
National Oilwell Varco, Inc.	44,016	539,196
Noble Energy, Inc.	54,625	489,440
Occidental Petroleum Corp.	109,773	2,008,846
ONEOK, Inc.	49,896	1,657,545
Phillips 66	52,573	3,779,999
Pioneer Natural Resources Co.	22,676	2,215,445
Schlumberger, Ltd.	176,050	3,237,559
TechnipFMC PLC	47,791	326,890
Valero Energy Corp.	54,423	3,201,161
Security Description	Shares	Value
Williams Cos., Inc.	159,558	$ 3,034,793
		90,995,257
FINANCIALS — 9.8%
Aflac, Inc.	85,706	3,087,987
Allstate Corp.	41,239	3,999,771
American Express Co.	81,312	7,740,902
American International Group, Inc.	110,601	3,448,539
Ameriprise Financial, Inc.	14,344	2,152,174
Aon PLC Class A	29,665	5,713,479
Arthur J Gallagher & Co.	24,700	2,408,003
Assurant, Inc.	7,885	814,442
Bank of America Corp.	974,705	23,149,244
Bank of New York Mellon Corp.	96,994	3,748,818
Berkshire Hathaway, Inc. Class B (a)	243,484	43,464,329
BlackRock, Inc.	19,716	10,727,278
Capital One Financial Corp.	54,695	3,423,360
Cboe Global Markets, Inc.	14,100	1,315,248
Charles Schwab Corp.	146,004	4,926,175
Chubb, Ltd.	57,653	7,300,023
Cincinnati Financial Corp.	17,409	1,114,698
Citigroup, Inc.	258,527	13,210,730
Citizens Financial Group, Inc.	61,400	1,549,736
CME Group, Inc.	45,963	7,470,826
Comerica, Inc.	16,427	625,869
Discover Financial Services	35,328	1,769,580
E*TRADE Financial Corp.	25,742	1,280,150
Everest Re Group, Ltd.	4,700	969,140
Fifth Third Bancorp	98,462	1,898,347
First Republic Bank	22,200	2,352,978
Franklin Resources, Inc.	37,989	796,629
Globe Life, Inc.	12,412	921,343
Goldman Sachs Group, Inc.	39,846	7,874,367
Hartford Financial Services Group, Inc.	49,867	1,922,373
Huntington Bancshares, Inc.	118,291	1,068,759
Intercontinental Exchange, Inc.	70,685	6,474,746
Invesco, Ltd.	42,111	453,114
JPMorgan Chase & Co.	381,343	35,869,123
KeyCorp	125,196	1,524,887
Lincoln National Corp.	22,682	834,471
Loews Corp.	29,219	1,001,919
M&T Bank Corp.	17,563	1,826,025
MarketAxess Holdings, Inc.	5,000	2,504,600
Marsh & McLennan Cos., Inc.	64,119	6,884,457
MetLife, Inc.	99,370	3,628,992
Moody's Corp.	19,632	5,393,499
Morgan Stanley	154,175	7,446,652
MSCI, Inc.	10,800	3,605,256
Nasdaq, Inc.	15,775	1,884,639
Northern Trust Corp.	27,896	2,213,269
People's United Financial, Inc.	50,366	582,735
PNC Financial Services Group, Inc.	51,775	5,447,248
Principal Financial Group, Inc.	29,565	1,228,130

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Progressive Corp.	74,949	$ 6,004,164
Prudential Financial, Inc.	49,302	3,002,492
Raymond James Financial, Inc.	14,100	970,503
Regions Financial Corp.	136,246	1,515,056
S&P Global, Inc.	29,768	9,807,961
State Street Corp. (c)	45,678	2,902,837
SVB Financial Group (a)	6,600	1,422,498
Synchrony Financial	68,276	1,512,996
T Rowe Price Group, Inc.	27,255	3,365,992
Travelers Cos., Inc.	31,806	3,627,474
Truist Financial Corp.	170,515	6,402,838
Unum Group	26,705	443,036
US Bancorp	176,522	6,499,540
Wells Fargo & Co.	462,803	11,847,757
Willis Towers Watson PLC	16,176	3,185,863
WR Berkley Corp.	16,500	945,285
Zions Bancorp NA	19,395	659,430
		325,164,781
HEALTH CARE — 14.2%
Abbott Laboratories	220,549	20,164,795
AbbVie, Inc.	219,880	21,587,818
ABIOMED, Inc. (a)	5,700	1,376,892
Agilent Technologies, Inc.	39,093	3,454,649
Alexion Pharmaceuticals, Inc. (a)	28,673	3,218,258
Align Technology, Inc. (a)	9,600	2,634,624
AmerisourceBergen Corp.	17,034	1,716,516
Amgen, Inc.	73,254	17,277,689
Anthem, Inc.	32,019	8,420,357
Baxter International, Inc.	65,379	5,629,132
Becton Dickinson and Co.	37,256	8,914,243
Biogen, Inc. (a)	20,984	5,614,269
Bio-Rad Laboratories, Inc. Class A (a)	2,800	1,264,172
Boston Scientific Corp. (a)	183,257	6,434,153
Bristol-Myers Squibb Co.	281,675	16,562,490
Cardinal Health, Inc.	39,033	2,037,132
Centene Corp. (a)	75,004	4,766,504
Cerner Corp.	39,637	2,717,116
Cigna Corp.	47,341	8,883,539
Cooper Cos., Inc.	6,700	1,900,388
CVS Health Corp.	161,794	10,511,756
Danaher Corp.	78,194	13,827,045
DaVita, Inc. (a)	10,128	801,530
DENTSPLY SIRONA, Inc.	25,434	1,120,622
DexCom, Inc. (a)	11,300	4,581,020
Edwards Lifesciences Corp. (a)	79,830	5,517,051
Eli Lilly & Co.	104,872	17,217,885
Gilead Sciences, Inc.	155,552	11,968,171
HCA Healthcare, Inc.	31,500	3,057,390
Henry Schein, Inc. (a)	18,700	1,091,893
Hologic, Inc. (a)	34,300	1,955,100
Humana, Inc.	16,890	6,549,098
IDEXX Laboratories, Inc. (a)	10,900	3,598,744
Illumina, Inc. (a)	18,700	6,925,545
Incyte Corp. (a)	23,700	2,464,089
Security Description	Shares	Value
Intuitive Surgical, Inc. (a)	14,644	$ 8,344,591
IQVIA Holdings, Inc. (a)	22,800	3,234,864
Johnson & Johnson	330,008	46,409,025
Laboratory Corp. of America Holdings (a)	12,975	2,155,277
McKesson Corp.	21,152	3,245,140
Medtronic PLC	166,793	15,294,918
Merck & Co., Inc.	315,172	24,372,251
Mettler-Toledo International, Inc. (a)	3,200	2,577,760
Mylan NV (a)	64,402	1,035,584
PerkinElmer, Inc.	14,086	1,381,696
Perrigo Co. PLC	15,386	850,384
Pfizer, Inc.	693,433	22,675,259
Quest Diagnostics, Inc.	18,142	2,067,462
Regeneron Pharmaceuticals, Inc. (a)	12,842	8,008,913
ResMed, Inc.	18,100	3,475,200
STERIS PLC	11,700	1,795,248
Stryker Corp.	40,694	7,332,652
Teleflex, Inc.	6,200	2,256,676
Thermo Fisher Scientific, Inc.	49,212	17,831,476
UnitedHealth Group, Inc.	118,674	35,002,896
Universal Health Services, Inc. Class B	9,200	854,588
Varian Medical Systems, Inc. (a)	10,429	1,277,761
Vertex Pharmaceuticals, Inc. (a)	33,052	9,595,326
Waters Corp. (a)	8,650	1,560,460
West Pharmaceutical Services, Inc.	9,300	2,112,681
Zimmer Biomet Holdings, Inc.	27,425	3,273,448
Zoetis, Inc.	60,220	8,252,549
		472,035,760
INDUSTRIALS — 7.8%
3M Co.	73,529	11,469,789
A.O. Smith Corp.	17,500	824,600
Alaska Air Group, Inc.	15,500	562,030
Allegion PLC	11,996	1,226,231
American Airlines Group, Inc.	44,500	581,615
AMETEK, Inc.	29,899	2,672,074
Boeing Co.	66,564	12,201,181
C.H. Robinson Worldwide, Inc. (b)	15,479	1,223,770
Carrier Global Corp.	97,179	2,159,317
Caterpillar, Inc.	66,724	8,440,586
Cintas Corp.	11,066	2,947,540
Copart, Inc. (a)	27,100	2,256,617
CSX Corp.	98,755	6,887,174
Cummins, Inc.	19,414	3,363,670
Deere & Co.	40,183	6,314,758
Delta Air Lines, Inc.	69,434	1,947,624
Dover Corp.	16,450	1,588,412
Eaton Corp. PLC	51,525	4,507,407
Emerson Electric Co.	72,479	4,495,872
Equifax, Inc.	16,088	2,765,205

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Expeditors International of Washington, Inc.	23,476	$ 1,785,115
Fastenal Co.	73,216	3,136,573
FedEx Corp.	29,050	4,073,391
Flowserve Corp.	17,445	497,531
Fortive Corp.	39,049	2,642,055
Fortune Brands Home & Security, Inc.	18,000	1,150,740
General Dynamics Corp.	28,172	4,210,587
General Electric Co.	1,107,188	7,562,094
Honeywell International, Inc.	87,078	12,590,608
Howmet Aerospace, Inc.	50,186	795,448
Huntington Ingalls Industries, Inc.	5,400	942,246
IDEX Corp.	9,700	1,532,988
IHS Markit, Ltd.	48,000	3,624,000
Illinois Tool Works, Inc.	37,200	6,504,420
Ingersoll Rand, Inc. (a)	47,387	1,332,522
Jacobs Engineering Group, Inc.	17,243	1,462,206
JB Hunt Transport Services, Inc.	9,700	1,167,298
Johnson Controls International PLC	98,108	3,349,407
Kansas City Southern	10,896	1,626,664
L3Harris Technologies, Inc.	28,221	4,788,257
Lockheed Martin Corp.	30,571	11,155,969
Masco Corp.	33,984	1,706,337
Nielsen Holdings PLC	46,225	686,904
Norfolk Southern Corp.	33,187	5,826,642
Northrop Grumman Corp.	19,925	6,125,742
Old Dominion Freight Line, Inc.	12,850	2,179,231
Otis Worldwide Corp.	51,589	2,933,351
PACCAR, Inc.	43,739	3,273,864
Parker-Hannifin Corp.	16,889	3,095,247
Pentair PLC	19,604	744,756
Quanta Services, Inc.	20,007	784,875
Raytheon Technologies Corp.	187,601	11,559,974
Republic Services, Inc.	27,489	2,255,472
Robert Half International, Inc.	15,966	843,484
Rockwell Automation, Inc.	14,726	3,136,638
Rollins, Inc.	17,250	731,228
Roper Technologies, Inc.	13,565	5,266,747
Snap-on, Inc.	6,240	864,302
Southwest Airlines Co.	72,359	2,473,231
Stanley Black & Decker, Inc.	20,157	2,809,483
Teledyne Technologies, Inc. (a)	4,700	1,461,465
Textron, Inc.	28,933	952,185
Trane Technologies PLC	30,484	2,712,466
TransDigm Group, Inc.	6,100	2,696,505
Union Pacific Corp.	84,298	14,252,263
United Airlines Holdings, Inc. (a)	27,700	958,697
United Parcel Service, Inc. Class B	89,891	9,994,081
United Rentals, Inc. (a)	8,600	1,281,744
Verisk Analytics, Inc.	20,500	3,489,100
W.W. Grainger, Inc.	6,057	1,902,867
Waste Management, Inc.	50,135	5,309,798
Security Description	Shares	Value
Westinghouse Air Brake Technologies Corp.	23,166	$ 1,333,667
Xylem, Inc.	22,858	1,484,856
		259,492,793
INFORMATION TECHNOLOGY — 26.6%
Accenture PLC Class A	79,318	17,031,161
Adobe, Inc. (a)	60,144	26,181,285
Advanced Micro Devices, Inc. (a)	147,900	7,781,019
Akamai Technologies, Inc. (a)	21,290	2,279,946
Amphenol Corp. Class A	37,020	3,546,886
Analog Devices, Inc.	47,752	5,856,305
ANSYS, Inc. (a)	10,900	3,179,857
Apple, Inc.	511,724	186,676,915
Applied Materials, Inc.	117,654	7,112,184
Arista Networks, Inc. (a)	6,900	1,449,207
Autodesk, Inc. (a)	26,906	6,435,646
Automatic Data Processing, Inc.	52,952	7,884,023
Broadcom, Inc.	49,791	15,714,538
Broadridge Financial Solutions, Inc.	15,600	1,968,564
Cadence Design Systems, Inc. (a)	36,600	3,512,136
CDW Corp.	19,100	2,219,038
Cisco Systems, Inc.	529,690	24,704,742
Citrix Systems, Inc.	13,989	2,069,113
Cognizant Technology Solutions Corp. Class A	67,241	3,820,634
Corning, Inc.	100,726	2,608,803
DXC Technology Co.	29,138	480,777
F5 Networks, Inc. (a)	7,741	1,079,715
Fidelity National Information Services, Inc.	76,491	10,256,678
Fiserv, Inc. (a)	72,224	7,050,507
FleetCor Technologies, Inc. (a)	11,100	2,791,983
FLIR Systems, Inc.	17,761	720,564
Fortinet, Inc. (a)	15,700	2,155,139
Gartner, Inc. (a)	11,400	1,383,162
Global Payments, Inc.	38,168	6,474,056
Hewlett Packard Enterprise Co.	178,953	1,741,213
HP, Inc.	188,453	3,284,736
Intel Corp.	529,536	31,682,139
International Business Machines Corp.	110,295	13,320,327
Intuit, Inc.	33,337	9,874,086
IPG Photonics Corp. (a)	4,100	657,599
Jack Henry & Associates, Inc.	10,400	1,913,912
Juniper Networks, Inc.	42,349	968,098
Keysight Technologies, Inc. (a)	24,100	2,428,798
KLA Corp.	19,832	3,856,927
Lam Research Corp.	17,777	5,750,148
Leidos Holdings, Inc.	18,300	1,714,161
Mastercard, Inc. Class A	110,551	32,689,931
Maxim Integrated Products, Inc.	36,100	2,188,021
Microchip Technology, Inc.	31,383	3,304,944

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Micron Technology, Inc. (a)	140,534	$ 7,240,312
Microsoft Corp.	952,458	193,834,728
Motorola Solutions, Inc.	21,772	3,050,910
NetApp, Inc.	26,114	1,158,678
NortonLifeLock, Inc.	72,860	1,444,814
NVIDIA Corp.	76,844	29,193,804
Oracle Corp.	258,735	14,300,283
Paychex, Inc.	39,807	3,015,380
Paycom Software, Inc. (a)	5,800	1,796,434
PayPal Holdings, Inc. (a)	146,645	25,549,958
Qorvo, Inc. (a)	14,800	1,635,844
QUALCOMM, Inc.	139,626	12,735,288
salesforce.com, Inc. (a)	112,395	21,054,955
Seagate Technology PLC	29,424	1,424,416
ServiceNow, Inc. (a)	24,200	9,802,452
Skyworks Solutions, Inc.	22,500	2,876,850
Synopsys, Inc. (a)	19,300	3,763,500
TE Connectivity, Ltd.	39,451	3,217,229
Texas Instruments, Inc.	114,093	14,486,388
Tyler Technologies, Inc. (a)	5,100	1,769,088
VeriSign, Inc. (a)	13,401	2,771,729
Visa, Inc. Class A	211,260	40,809,094
Western Digital Corp.	41,353	1,825,735
Western Union Co.	53,945	1,166,291
Xerox Holdings Corp.	25,527	390,308
Xilinx, Inc.	32,160	3,164,222
Zebra Technologies Corp. Class A (a)	6,000	1,535,700
		884,814,013
MATERIALS — 2.4%
Air Products & Chemicals, Inc.	28,002	6,761,363
Albemarle Corp.	12,000	926,520
Alcoa Corp. (a)	1	11
Amcor PLC	181,926	1,857,464
Avery Dennison Corp.	10,670	1,217,340
Ball Corp.	41,132	2,858,263
Celanese Corp.	15,400	1,329,636
CF Industries Holdings, Inc.	28,520	802,553
Corteva, Inc. (a)	97,182	2,603,506
Dow, Inc.	89,248	3,637,748
DuPont de Nemours, Inc.	89,182	4,738,240
Eastman Chemical Co.	15,536	1,081,927
Ecolab, Inc.	30,300	6,028,185
FMC Corp.	16,678	1,661,462
Freeport-McMoRan, Inc.	168,140	1,945,380
International Flavors & Fragrances, Inc.	14,651	1,794,161
International Paper Co.	54,403	1,915,530
Linde PLC	65,263	13,842,935
LyondellBasell Industries NV Class A	34,758	2,284,296
Martin Marietta Materials, Inc.	7,945	1,641,199
Mosaic Co.	39,684	496,447
Newmont Corp.	98,233	6,064,905
Nucor Corp.	38,548	1,596,273
Packaging Corp. of America	11,900	1,187,620
Security Description	Shares	Value
PPG Industries, Inc.	29,754	$ 3,155,709
Sealed Air Corp.	18,323	601,911
Sherwin-Williams Co.	9,909	5,725,916
Vulcan Materials Co.	18,171	2,105,110
Westrock Co.	32,036	905,337
		80,766,947
REAL ESTATE — 2.7%
Alexandria Real Estate Equities, Inc. REIT	15,400	2,498,650
American Tower Corp. REIT	55,118	14,250,208
Apartment Investment and Management Co. Class A, REIT	18,795	707,444
AvalonBay Communities, Inc. REIT	17,769	2,747,798
Boston Properties, Inc. REIT	18,246	1,649,073
CBRE Group, Inc. Class A (a)	46,267	2,092,194
Crown Castle International Corp. REIT	51,458	8,611,496
Digital Realty Trust, Inc. REIT	33,600	4,774,896
Duke Realty Corp. REIT	46,700	1,652,713
Equinix, Inc. REIT	11,343	7,966,189
Equity Residential REIT	43,419	2,553,906
Essex Property Trust, Inc. REIT	8,445	1,935,341
Extra Space Storage, Inc. REIT	16,500	1,524,105
Federal Realty Investment Trust REIT	8,000	681,680
Healthpeak Properties, Inc. REIT	62,923	1,734,158
Host Hotels & Resorts, Inc. REIT	82,062	885,449
Iron Mountain, Inc. REIT (b)	36,181	944,324
Kimco Realty Corp. REIT	48,053	617,001
Mid-America Apartment Communities, Inc. REIT	14,500	1,662,715
Prologis, Inc. REIT	93,450	8,721,689
Public Storage REIT	19,835	3,806,138
Realty Income Corp. REIT	43,600	2,594,200
Regency Centers Corp. REIT	21,200	972,868
SBA Communications Corp. REIT	13,900	4,141,088
Simon Property Group, Inc. REIT	41,180	2,815,888
SL Green Realty Corp. REIT (b)	9,300	458,397
UDR, Inc. REIT	37,300	1,394,274
Ventas, Inc. REIT	47,397	1,735,678
Vornado Realty Trust REIT	18,068	690,378
Welltower, Inc. REIT	49,919	2,583,308
Weyerhaeuser Co. REIT	102,387	2,299,612
		91,702,858
UTILITIES — 3.0%
AES Corp.	75,936	1,100,313
Alliant Energy Corp.	30,600	1,463,904
Ameren Corp.	31,204	2,195,513
American Electric Power Co., Inc.	63,509	5,057,857

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
American Water Works Co., Inc.	22,700	$ 2,920,582
Atmos Energy Corp.	14,900	1,483,742
CenterPoint Energy, Inc.	57,476	1,073,077
CMS Energy Corp.	36,455	2,129,701
Consolidated Edison, Inc.	41,452	2,981,642
Dominion Energy, Inc.	105,566	8,569,848
DTE Energy Co.	25,045	2,692,338
Duke Energy Corp.	93,592	7,477,065
Edison International	44,814	2,433,848
Entergy Corp.	25,098	2,354,443
Evergy, Inc.	31,299	1,855,718
Eversource Energy	41,217	3,432,140
Exelon Corp.	126,584	4,593,733
FirstEnergy Corp.	67,593	2,621,257
NextEra Energy, Inc.	60,864	14,617,707
NiSource, Inc.	47,904	1,089,337
NRG Energy, Inc.	28,702	934,537
Pinnacle West Capital Corp.	14,104	1,033,682
PPL Corp.	96,619	2,496,635
Public Service Enterprise Group, Inc.	62,888	3,091,574
Sempra Energy	36,762	4,309,609
Southern Co.	132,759	6,883,554
WEC Energy Group, Inc.	41,582	3,644,662
Xcel Energy, Inc.	66,651	4,165,688
		98,703,706
TOTAL COMMON STOCKS (Cost $2,301,194,138)		3,222,490,392

RIGHTS — 0.0% (d)
UNITED STATES — 0.0% (d)
T-Mobile US, Inc. (expiring 07/27/20) (a) (Cost $18,315)	49,500	8,316
TOTAL RIGHTS (Cost $18,315)		8,316
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e) (f)	6	$ 6
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (e) (f)	90,391,786	90,391,786
State Street Navigator Securities Lending Portfolio II (c) (g)	3,332,973	3,332,973
TOTAL SHORT-TERM INVESTMENTS (Cost $93,724,765)		93,724,765
TOTAL INVESTMENTS — 99.7% (Cost $2,394,937,218)		3,316,223,473
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		11,218,519
NET ASSETS — 100.0%		$ 3,327,441,992
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	639	09/18/2020	$97,376,492	$98,731,890	$1,355,398
During the period ended June 30, 2020, average notional value related to futures contracts was $103,369,869.
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,222,490,392	$—	$—	$3,222,490,392
Rights	8,316	—	—	8,316
Short-Term Investments	93,724,765	—	—	93,724,765
TOTAL INVESTMENTS	$3,316,223,473	$—	$—	$3,316,223,473
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	1,355,398	—	—	1,355,398
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,355,398	$—	$—	$ 1,355,398
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,317,578,871	$—	$—	$3,317,578,871
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	41,778	$ 3,304,640	$ 256,878	$ —	$ —	$(658,681)	45,678	$ 2,902,837	$ 47,505
State Street Institutional Liquid Reserves Fund, Premier Class	116,650,458	116,662,123	75,576,793	192,251,388	16,662	(4,184)	6	6	457,628
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	515,268,154	424,876,368	—	—	90,391,786	90,391,786	295,774
State Street Navigator Securities Lending Portfolio II	7,182,686	7,182,686	26,335,311	30,185,024	—	—	3,332,973	3,332,973	22,158
Total		$127,149,449	$617,437,136	$647,312,780	$16,662	$(662,865)		$96,627,602	$823,065
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$3,219,595,871
Investments in affiliated issuers, at value	96,627,602
Total Investments	3,316,223,473
Cash at broker	7,669,218
Receivable from broker — accumulated variation margin on futures contracts	1,356,673
Receivable for investments sold	76,067,466
Receivable for fund shares sold	3,816,019
Dividends receivable — unaffiliated issuers	2,559,831
Dividends receivable — affiliated issuers	599,828
Securities lending income receivable — unaffiliated issuers	482
Securities lending income receivable — affiliated issuers	10,531
Receivable from Adviser	3,349
TOTAL ASSETS	3,408,306,870
LIABILITIES
Payable upon return of securities loaned	3,332,973
Payable for fund shares repurchased	77,303,191
Administration, custody, and transfer agent fees payable	35,523
Registration and filing fees payable	35,356
Professional fees payable	83,724
Printing and postage fees payable	10,629
Accrued expenses and other liabilities	63,482
TOTAL LIABILITIES	80,864,878
NET ASSETS	$3,327,441,992
NET ASSETS CONSIST OF:
Paid-in Capital	$2,328,548,514
Total distributable earnings (loss)	998,893,478
NET ASSETS	$3,327,441,992
NET ASSET VALUE PER SHARE
Net asset value per share	$ 292.84
Shares outstanding (unlimited amount authorized, no par value)	11,362,610
Net Assets	$3,327,441,992
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,298,160,980
Investments in affiliated issuers	96,776,238
Total cost of investments	$2,394,937,218
* Includes investments in securities on loan, at value	$ 5,464,082
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 7,962
Dividend income — unaffiliated issuers	30,726,100
Dividend income — affiliated issuers	800,907
Unaffiliated securities lending income	5,650
Affiliated securities lending income	22,158
TOTAL INVESTMENT INCOME (LOSS)	31,562,777
EXPENSES
Administration, custody, and transfer agent fees	207,275
Trustees’ fees and expenses	34,717
Licensing and Registration Fees	41,921
Professional fees	80,459
Printing and postage fees	11,460
Insurance expense	8,610
TOTAL EXPENSES	384,442
Expenses waived/reimbursed by the Adviser	(72,748)
NET EXPENSES	311,694
NET INVESTMENT INCOME (LOSS)	$ 31,251,083
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,764,334)
Investments — affiliated issuers	16,662
Futures contracts	(11,466,925)
Net realized gain (loss)	(14,214,597)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(105,271,881)
Investments — affiliated issuers	(662,865)
Futures contracts	(586,926)
Net change in unrealized appreciation/depreciation	(106,521,672)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(120,736,269)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (89,485,186)
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,251,083	$ 65,664,107
Net realized gain (loss)	(14,214,597)	98,343,773
Net change in unrealized appreciation/depreciation	(106,521,672)	707,290,399
Net increase (decrease) in net assets resulting from operations	(89,485,186)	871,298,279
Distributions to shareholders	—	(88,221,519)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	561,938,652	736,270,097
Reinvestment of distributions	—	88,221,519
Cost of shares redeemed	(369,008,623)	(1,018,104,068)
Net increase (decrease) in net assets from beneficial interest transactions	192,930,029	(193,612,452)
Net increase (decrease) in net assets during the period	103,444,843	589,464,308
Net assets at beginning of period	3,223,997,149	2,634,532,841
NET ASSETS AT END OF PERIOD	$3,327,441,992	$ 3,223,997,149
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,086,635	2,693,283
Reinvestment of distributions	—	292,706
Shares redeemed	(1,388,851)	(3,510,546)
Net increase (decrease) from share transactions	697,784	(524,557)
(a)	On April 17, 2020, the State Street Equity 500 Index II Portfolio underwent a 1-for-20 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	Year Ended 12/31/15(a)
Net asset value, beginning of period	$ 302.40	$ 235.40	$ 261.40	$ 226.20	$ 206.40	$ 211.00
Income (loss) from investment operations:
Net investment income (loss) (b)	2.81	5.60	5.20	5.00	4.60	4.40
Net realized and unrealized gain (loss)	(12.37)	68.40	(17.20)	44.20	20.40	(1.80)
Total from investment operations	(9.56)	74.00	(12.00)	49.20	25.00	2.60
Distributions to shareholders from:
Net investment income	—	(5.20)	(5.20)	(5.40)	(3.60)	(4.00)
Net realized gains	—	(1.80)	(8.80)	(8.60)	(1.60)	(3.20)
Total distributions	—	(7.00)	(14.00)	(14.00)	(5.20)	(7.20)
Net asset value, end of period	$ 292.84	$ 302.40	$ 235.40	$ 261.40	$ 226.20	$ 206.40
Total return (c)	(3.10)%	31.41%	(4.42)%	21.66%	12.18%	1.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,327,442	$3,223,997	$2,634,533	$2,199,181	$1,227,444	$541,335
Ratios to average net assets:
Total expenses	0.02%(d)	0.03%	0.03%	0.03%	0.04%	0.04%
Net expenses	0.02%(d)	0.02%	0.02%	0.03%	0.03%	0.03%
Net investment income (loss)	2.01%(d)	2.01%	1.93%	1.98%	2.15%	2.05%
Portfolio turnover rate	5%(e)	21%	8%	30%	5%	5%
(a)	On April 17, 2020, State Street Equity 500 Index II Portfolio underwent a 1-for-20 reverse share split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified
The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the Portfolio as shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2020
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	42.63%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2020, is disclosed in the Portfolio’s Schedule of Investments.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Portfolio invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund and Portfolio within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2020, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of June 30, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,356,673	$—	$1,356,673
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(11,466,925)	$—	$(11,466,925)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(586,926)	$—	$(586,926)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2021, separately with respect to each of the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund or the Portfolio and/or (ii) to reimburse the Fund or the Portfolio to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets of the Fund or Portfolio, respectively, on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board.
For the period ended June 30, 2020, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund/Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
State Street Equity 500 Index II Portfolio	$388,768,033	$144,518,730
7.    Income Tax Information
The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Fund's and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$1,117,867,585	$ 300,763,851	$ —	$300,763,851
State Street Equity 500 Index II Portfolio	2,429,590,440	1,022,347,250	134,358,819	887,988,431
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index II Portfolio	$ 5,464,082	$ 3,332,973	$ 2,252,813	$ 5,585,786
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2020:
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index II Portfolio	Common Stocks	$3,332,973	$—	$—	$—	$3,332,973	$3,332,973
9.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of June 30, 2020.
10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market Risk
Market prices of investments held by a Portfolio will go up or down, sometimes rapidly or unpredictably. A Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

11.    Share Splits
The Board authorized a 1-for-10 reverse share split for the State Street Equity 500 Index Fund and a 1-for-20 reverse share split for the State Street Equity 500 Index II Portfolio, effective after the close of trading on April 17, 2020 for the shareholders of record on April 16, 2020. The impact of the reverse share splits was to decrease the number of shares outstanding by a factor of 10 and 20 for the Fund and Portfolio, respectively, while increasing the NAV of shares outstanding by a factor of 10 and 20 for the Fund and Portfolio, respectively, resulting in no effect to the net assets of the Fund and Portfolio. The financial statements and financial highlights of the Fund and Portfolio have been adjusted to reflect the reverse share splits.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund/Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund/Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund/Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund’s/Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s/Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund/Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund/Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s/Portfolio's costs with those of other mutual funds. It assumes that the Fund/Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s/Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s/Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Fund(b)
Administrative Shares	0.17%	$968.50	$0.83	$1,024.00	$0.86
Service Shares	0.27	968.30	1.32	1,023.50	1.36
Class R Shares	0.62	966.50	3.03	1,021.80	3.12
Class A Shares	0.47	967.10	2.30	1,022.50	2.36
Class I Shares	0.22	968.20	1.08	1,023.80	1.11
Class K Shares	0.02	969.20	0.10	1,024.80	0.10
State Street Equity 500 Index II Portfolio	0.02	969.00	0.10	1,024.80	0.10
(a)	Expenses are equal to the Fund’s/Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
(b)	Because the Fund invests all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund’s and Portfolio’s website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund's and Portfolio's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC's website at www.SEC.gov. The Fund’s and Portfolio’s schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund, which is a feeder fund for which the Portfolio serves as the master fund in a master-feeder structure:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
___________________________
1 Over the course of many years overseeing the Fund, the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years, and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund and Portfolio; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Fund and Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund and Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and Portfolio and for Fund/Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and Portfolio, and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund and Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund and Portfolio by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund and Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, and securities lending agent of the Fund and Portfolio, and transfer agent of the Portfolio, and the role of the Adviser in managing the Fund’s and the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund and Portfolio;
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s and Portfolio’s Adviser and Administrator, with respect to its operations relating to the Fund and Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund and Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund and Portfolio, and transfer agent for the Portfolio, with respect to its operations relating to the Fund and Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund and Portfolio (the “Distributor”), with respect to its operations relating to the Fund and Portfolio, together with the Fund’s related distribution plan and arrangement under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund and Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and Portfolio, and the investment strategies used in pursuing the Fund’s and Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund and Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Fund and Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund and Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models the Fund and Portfolio. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund and Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s and Portfolio’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund and Portfolio.
Fund Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund and Portfolio:
State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1- and 3-year periods, equal to its Lipper Index for the 5-year period and above its Lipper Index for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund and Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. In the case of the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolio does not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of the Fund and Portfolio:
State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund and Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s or Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to each of the Fund and the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund and Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio and the fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund and Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund or Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
37

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
and the Portfolio and Transfer Agent of the
Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSIITEQTY500SAR

Semi-Annual Report
June 30, 2020
State Street Institutional Investment Trust
State Street Institutional Liquid Reserves Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$17,189,491,187
Receivable from Adviser	48,205
TOTAL ASSETS	17,189,539,392
LIABILITIES
Administration fees payable	702,032
Shareholder servicing fee payable	150,048
Distribution fees payable	22,349
Trustees’ fees and expenses payable	158
Transfer agent fees payable	49,044
Distribution payable	869,781
Registration and filing fees payable	164,453
Professional fees payable	16,792
Printing fees payable	6,734
Accrued expenses and other liabilities	208,411
TOTAL LIABILITIES	2,189,802
NET ASSETS	$17,187,349,590
NET ASSETS CONSIST OF:
Paid-in Capital	$17,185,785,783
Total distributable earnings (loss)	1,563,807
NET ASSETS	$17,187,349,590
Administration Class
Net Assets	$ 534,505,817
Shares Outstanding	534,363,903
Net asset value, offering and redemption price per share	$ 1.0003
Institutional Class
Net Assets	$ 500,089,097
Shares Outstanding	499,839,795
Net asset value, offering and redemption price per share	$ 1.0005
Investment Class
Net Assets	$ 12,209
Shares Outstanding	12,204
Net asset value, offering and redemption price per share	$ 1.0004
Investor Class
Net Assets	$ 192,722,925
Shares Outstanding	192,654,149
Net asset value, offering and redemption price per share	$ 1.0004
Premier Class
Net Assets	$15,079,524,669
Shares Outstanding	15,073,920,304
Net asset value, offering and redemption price per share	$ 1.0004
Trust Class
Net Assets	$ 880,494,873
Shares Outstanding	880,179,008
Net asset value, offering and redemption price per share	$ 1.0004
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$17,185,986,997
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$115,126,276
Expenses allocated from affiliated Portfolio	(6,199,812)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	108,926,464
EXPENSES
Administration fees
Administration Class	155,694
Institutional Class	100,440
Investment Class	3
Investor Class	40,275
Premier Class	4,243,599
Trust Class	165,725
Shareholder servicing fees
Administration Class	622,776
Institutional Class	60,264
Investment Class	14
Investor Class	64,440
Trust Class	192,241
Distribution fees
Administration Class	155,694
Investment Class	5
Custodian fees	32,411
Trustees’ fees and expenses	10,109
Transfer agent fees	155,897
Registration and filing fees	425,442
Professional fees and expenses	52,940
Printing and postage fees	27,574
Insurance expense	39,731
Miscellaneous expenses	40,904
TOTAL EXPENSES	6,586,178
Expenses waived/reimbursed by the Adviser	(396,794)
NET EXPENSES	6,189,384
NET INVESTMENT INCOME (LOSS)	$102,737,080
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(2,089,733)
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	2,071,841
NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,892)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$102,719,188
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 102,737,080	$ 383,338,622
Net realized gain (loss)	(2,089,733)	206,342
Net change in unrealized appreciation/depreciation	2,071,841	1,566,595
Net increase (decrease) in net assets resulting from operations	102,719,188	385,111,559
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(2,487,756)	(16,286,035)
Institutional Class	(1,660,617)	(2,165,388)
Investment Class	(44)	(321)
Investor Class	(805,065)	(1,344,762)
Premier Class	(95,002,184)	(349,794,303)
Trust Class	(2,955,722)	(13,762,571)
Total distributions to shareholders	(102,911,388)	(383,353,380)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	2,929,277,887	7,064,387,447
Reinvestment of distributions	963,013	6,346,954
Shares redeemed	(3,008,841,791)	(7,414,542,170)
Net increase (decrease) from capital share transactions	(78,600,891)	(343,807,769)
Institutional Class
Shares sold	1,015,013,275	346,019,418
Reinvestment of distributions	467,286	1,223,450
Shares redeemed	(698,584,588)	(164,003,610)
Net increase (decrease) from capital share transactions	316,895,973	183,239,258
Investment Class
Reinvestment of distributions	22	117
Shares redeemed	—	(11,314)
Net increase (decrease) from capital share transactions	22	(11,197)
Investor Class
Shares sold	599,936,318	591,140,341
Reinvestment of distributions	800,529	1,323,819
Shares redeemed	(444,214,085)	(596,927,131)
Net increase (decrease) from capital share transactions	156,522,762	(4,462,971)
Premier Class
Shares sold	92,986,900,080	128,405,751,905
Reinvestment of distributions	80,684,841	300,188,572
Shares redeemed	(98,176,377,886)	(118,008,766,305)
Net increase (decrease) from capital share transactions	(5,108,792,965)	10,697,174,172
Trust Class
Shares sold	3,153,821,740	7,060,825,006
Reinvestment of distributions	2,094,659	10,029,898
Shares redeemed	(2,872,827,799)	(7,177,740,862)
Net increase (decrease) from capital share transactions	283,088,600	(106,885,958)
Net increase (decrease) in net assets from beneficial interest transactions	(4,430,886,499)	10,425,245,535
Net increase (decrease) in net assets during the period	(4,431,078,699)	10,427,003,714
Net assets at beginning of period	21,618,428,289	11,191,424,575
NET ASSETS AT END OF PERIOD	$ 17,187,349,590	$ 21,618,428,289
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	2,929,134,206	7,063,766,984
Reinvestment of distributions	962,980	6,346,279
Shares redeemed	(3,008,751,440)	(7,413,930,913)
Net increase (decrease) from share transactions	(78,654,254)	(343,817,650)
Institutional Class
Shares sold	1,014,733,043	345,940,633
Reinvestment of distributions	467,076	1,223,102
Shares redeemed	(698,621,553)	(163,957,622)
Net increase (decrease) from share transactions	316,578,566	183,206,113
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
Investment Class
Reinvestment of distributions	22	117
Shares redeemed	—	(11,313)
Net increase (decrease) from share transactions	$ 22	$ (11,196)
Investor Class
Shares sold	599,830,305	591,076,978
Reinvestment of distributions	800,607	1,323,685
Shares redeemed	(444,397,569)	(596,863,389)
Net increase (decrease) from share transactions	156,233,343	(4,462,726)
Premier Class
Shares sold	92,978,208,009	128,391,594,972
Reinvestment of distributions	80,679,449	300,151,150
Shares redeemed	(98,171,364,971)	(117,995,489,305)
Net increase (decrease) from share transactions	(5,112,477,513)	10,696,256,817
Trust Class
Shares sold	3,153,294,178	7,059,739,420
Reinvestment of distributions	2,094,521	10,028,400
Shares redeemed	(2,872,480,166)	(7,176,649,795)
Net increase (decrease) from share transactions	282,908,533	(106,881,975)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0001	$ 0.9999	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0039	0.0206	0.0174	0.0080	0.0008
Net realized and unrealized gain (loss)	0.0001	(0.0001)	(0.0001)	0.0000(b)	0.0000(b)
Total from investment operations	0.0040	0.0205	0.0173	0.0080	0.0008
Distributions to shareholders from:
Net investment income	(0.0038)	(0.0203)	(0.0174)	(0.0080)	(0.0008)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0038)	(0.0203)	(0.0174)	(0.0080)	(0.0008)
Net asset value, end of period	$ 1.0003	$ 1.0001	$ 0.9999	$ 1.0000	$ 1.0000
Total return (c)	0.41%	2.07%	1.75%	0.80%	0.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$534,506	$613,074	$956,750	$831,606	$798,447
Ratios to Average Net Assets:
Total expenses	0.37%(d)	0.38%	0.37%	0.37%	0.38%(d)
Net expenses	0.37%(d)	0.37%	0.37%	0.37%	0.38%(d)
Net investment income (loss)	0.79%(d)	2.06%	1.74%	0.80%	0.22%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	For the Period 7/6/18*- 12/31/18
Net asset value, beginning of period	$ 1.0002	$ 1.0001	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0041	0.0217	0.0108
Net realized and unrealized gain (loss)	0.0011	0.0009	0.0001
Total from investment operations	0.0052	0.0226	0.0109
Distributions to shareholders from:
Net investment income	(0.0049)	(0.0225)	(0.0108)
Net asset value, end of period	$ 1.0005	$ 1.0002	$ 1.0001
Total return (b)	0.52%	2.28%	1.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$500,089	$183,304	$ 55
Ratios to Average Net Assets:
Total expenses	0.15%(c)	0.16%	0.15%(c)
Net expenses	0.15%(c)	0.15%	0.15%(c)
Net investment income (loss)	0.82%(c)	2.17%	2.21%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0002	$ 1.0000	$ 0.9999	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0037	0.0201	0.0164	0.0070	0.0010	0.0000(b)(c)
Net realized and unrealized gain (loss)	0.0001	(0.0003)	0.0001	(0.0001)	0.0000(b)	0.0000(b)
Total from investment operations	0.0038	0.0198	0.0165	0.0069	0.0010	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0036)	(0.0196)	(0.0164)	(0.0070)	(0.0010)	—
Net realized gains	—	—	—	(0.0000)(b)	—	—
Total distributions	(0.0036)	(0.0196)	(0.0164)	(0.0070)	(0.0010)	—
Net asset value, end of period	$ 1.0004	$ 1.0002	$ 1.0000	$ 0.9999	$ 1.0000	$ 1.0000
Total return (d)	0.39%	1.99%	1.67%	0.69%	0.10%	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 12	$ 12	$ 23	$ 5,547	$ 5,582	$485,292
Ratios to Average Net Assets:
Total expenses	0.45%(f)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.41%(f)	0.45%	0.47%	0.47%	0.46%	0.24%
Net investment income (loss)	0.74%(f)	2.01%	1.18%	0.70%	0.08%	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	For the Period 7/13/17* - 12/31/17
Net asset value, beginning of period	$ 1.0001	$ 0.9999	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0050	0.0219	0.0191	0.0055
Net realized and unrealized gain (loss)	—	0.0003	—	(0.0001)
Total from investment operations	0.0050	0.0222	0.0191	0.0054
Voluntary expense reimbursement from Affiliate	—	—	—	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0047)	(0.0220)	(0.0191)	(0.0055)
Net realized gains	—	—	—	(0.0000)(b)
Total distributions	(0.0047)	(0.0220)	(0.0191)	(0.0055)
Net asset value, end of period	$ 1.0004	$ 1.0001	$ 0.9999	$ 0.9999
Total return (c)	0.50%	2.24%	1.92%	0.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$192,723	$ 36,424	$ 40,881	$ 34,361
Ratios to Average Net Assets:
Total expenses	0.20%(d)	0.21%	0.20%	0.20%(d)
Net expenses	0.20%(d)	0.20%	0.20%	0.20%(d)
Net investment income (loss)	0.99%(d)	2.19%	1.95%	1.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0001	$ 0.9999	$ 0.9999	$ 1.0001	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0055	0.0223	0.0199	0.0105	0.0045	0.0012(b)
Net realized and unrealized gain (loss)	(0.0001)	0.0007	—	(0.0002)	0.0001	0.0000(c)
Total from investment operations	0.0054	0.0230	0.0199	0.0103	0.0046	0.0012
Distributions to shareholders from:
Net investment income	(0.0051)	(0.0228)	(0.0199)	(0.0105)	(0.0045)	(0.0012)
Net realized gains	—	—	—	(0.0000)(c)	—	—
Total distributions	(0.0051)	(0.0228)	(0.0199)	(0.0105)	(0.0045)	(0.0012)
Net asset value, end of period	$ 1.0004	$ 1.0001	$ 0.9999	$ 0.9999	$ 1.0001	$ 1.0000
Total return (d)	0.54%	2.32%	2.00%	1.05%	0.45%	0.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,079,525	$20,188,261	$9,489,591	$8,303,222	$6,255,384	$45,207,442
Ratios to Average Net Assets:
Total expenses	0.12%(e)	0.13%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%(e)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.11%(e)	2.23%	2.00%	1.06%	0.43%	0.12%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0001	$ 1.0000	$ 0.9999	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0044	0.0226	0.0193	0.0099	0.0015
Net realized and unrealized gain (loss)	0.0007	(0.0003)	0.0001	(0.0001)	0.0000(b)
Total from investment operations	0.0051	0.0223	0.0194	0.0098	0.0015
Distributions to shareholders from:
Net investment income	(0.0048)	(0.0222)	(0.0193)	(0.0099)	(0.0015)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0048)	(0.0222)	(0.0193)	(0.0099)	(0.0015)
Net asset value, end of period	$ 1.0004	$ 1.0001	$ 1.0000	$ 0.9999	$ 1.0000
Total return (c)	0.51%	2.26%	1.96%	0.99%	0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$880,495	$597,353	$704,123	$764,391	$1,211,202
Ratios to Average Net Assets:
Total expenses	0.18%(d)	0.18%	0.18%	0.18%	0.19%(d)
Net expenses	0.18%(d)	0.18%	0.18%	0.18%	0.19%(d)
Net investment income (loss)	0.89%(d)	2.26%	1.91%	0.97%	0.39%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Premier Class Institutional Class Investment Class Administration Class Investor Class Service Class Trust Class	August 12, 2004 July 6, 2018 October 15, 2007 August 29, 2016 July 13, 2017 Not commenced August 29, 2016	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.99% at June 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The Board has permitted the Fund to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of June 30, 2020, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to the report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended June 30, 2020, the Adviser waived fees in the amount of $396,792.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Effective September 23, 2019, the Adviser was contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceeded 0.42% of average daily net assets on an annual basis. This reimbursement arrangement for Investment Class shares of the Fund was applied after giving effect to the Total Annual Fund Operating Expense Waiver for the Fund. This reimbursement arrangement expired on April 30, 2020. SSGA FM reimbursed $2 to the Investment Class shares during the period ended June 30, 2020.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Reimbursement payments by the Fund to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment.
There were not any such waivers or reimbursements by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2020.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2020, the Fund's Administration Class shares and Investment Class shares paid $155,694 and $5 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.03%, 0.25%, 0.20%, 0.08% and 0.058%, respectively, of the eligible average daily net assets of Institutional Class shares, Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended June 30, 2020, the Fund’s Institutional Class shares,
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Investment Class shares, Administration Class shares, Investor Class shares and Trust Class shares paid SSGA FD $60,264, $14, $622,776, $64,440 and $192,241, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$17,185,986,997	$3,504,190	$—	$3,504,190
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Liquid Reserves Fund
Administration Class	0.37%	$1,004.10	$1.83	$1,022.90	$1.85
Institutional Class	0.15	1,005.20	0.74	1,024.00	0.75
Investment Class	0.41	1,003.90	2.03	1,022.70	2.05
Investor Class	0.20	1,005.00	0.99	1,023.70	1.00
Premier Class	0.12	1,005.40	0.60	1,024.10	0.60
Trust Class	0.18	1,005.10	0.89	1,023.80	0.90
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 182, then divided by 366.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Liquid Reserves Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
_______________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1-, 5- and 10-year periods and equal to the median of its Performance Group for the 3-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Liquid Reserves Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2020
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2020

% of Net Assets
Financial Company Commercial Paper	24.2%
Certificates of Deposit	24.0
Other Notes	16.0
Asset Backed Commercial Paper	13.1
Treasury Debt	8.6
Treasury Repurchase Agreements	4.4
Other Repurchase Agreements	4.2
Government Agency Repurchase Agreements	4.0
Other Assets in Excess of Liabilities	1.5
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2020

% of Net Assets
Overnight (1 Day)	29.5%
2 to 30 Days	13.8
31 to 60 Days	14.8
61 to 90 Days	14.7
Over 90 Days	25.7
Total	98.5%
Average days to maturity	31
Weighted average life	58
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—13.1%
Alpine Securitization LLC(a)	0.350%	12/01/2020	12/01/2020	$ 75,000,000	$ 74,890,596
Alpine Securitization LLC(a)	0.380%	09/03/2020	09/03/2020	75,000,000	74,960,729
Alpine Securitization LLC(a)	1.250%	08/18/2020	08/18/2020	50,000,000	49,982,782
Alpine Securitization LLC(a)	1.250%	08/28/2020	08/28/2020	100,000,000	99,952,964
Antalis SA(a)	0.310%	09/08/2020	09/08/2020	50,000,000	49,979,291
Barclays Bank PLC(a)	0.280%	09/02/2020	09/02/2020	115,000,000	114,948,071
Bedford Row Funding Corp., 3 Month USD LIBOR + 0.13%(b)	0.429%	09/17/2020	09/17/2020	65,000,000	65,025,012
Collateralized Commercial Paper FLEX Co. LLC, 1 Month USD LIBOR + 0.15%(b)	0.323%	07/01/2020	11/10/2020	100,000,000	99,982,237
Collateralized Commercial Paper FLEX Co. LLC, 1 Month USD LIBOR + 0.15%(b)	0.327%	07/10/2020	11/10/2020	110,000,000	109,980,461
Collateralized Commercial Paper V Co. LLC, 1 Month USD LIBOR + 0.11%(b)	0.285%	07/06/2020	11/06/2020	45,000,000	44,937,985
Columbia Funding Co. LLC(a)	0.290%	10/06/2020	10/06/2020	90,000,000	89,922,090
Kells Funding LLC(a)	0.245%	09/23/2020	09/23/2020	115,000,000	114,947,867
Kells Funding LLC(a)	0.250%	09/14/2020	09/14/2020	100,000,000	99,958,833
Kells Funding LLC(a)	0.270%	10/22/2020	10/22/2020	200,000,000	199,854,334
Kells Funding LLC(a)	0.380%	08/28/2020	08/28/2020	75,000,000	74,976,277
Legacy Capital Co.(a)	1.300%	07/02/2020	07/02/2020	100,897,000	100,896,327
Legacy Capital Co.(a)	1.300%	07/06/2020	07/06/2020	94,956,000	94,954,101
Legacy Capital Co.(a)	1.300%	08/19/2020	08/19/2020	21,981,000	21,974,497
Legacy Capital Co.(a)	1.300%	08/24/2020	08/24/2020	84,930,000	84,901,843
Legacy Capital Co.(a)	1.300%	08/31/2020	08/31/2020	75,289,000	75,260,084
Legacy Capital Co.(a)	1.300%	09/09/2020	09/09/2020	99,898,000	99,851,700
LMA Americas LLC(a)	0.080%	07/01/2020	07/01/2020	100,000,000	99,999,678
Matchpoint Finance PLC(a)	0.500%	08/20/2020	08/20/2020	100,000,000	99,972,517
Mountcliff Funding LLC(a)	0.200%	07/01/2020	07/01/2020	110,000,000	109,999,634
Versailles CDS LLC(a)	1.150%	07/15/2020	07/15/2020	100,000,000	99,993,750
TOTAL ASSET BACKED COMMERCIAL PAPER					2,252,103,660
CERTIFICATES OF DEPOSIT—24.0%
Bank of Montreal(a)	0.110%	07/02/2020	07/02/2020	125,000,000	125,000,139
Bank of Montreal, 1 Month USD LIBOR + 0.11%(b)	0.295%	07/13/2020	11/13/2020	157,000,000	157,006,756
Bank of Montreal, 3 Month USD LIBOR + 0.05%(b)	1.070%	08/04/2020	02/04/2021	200,000,000	199,976,350
Bank of Montreal, FFR + 0.37%(b)	0.450%	07/01/2020	09/08/2020	180,000,000	180,033,943
Bank of Nova Scotia, 3 Month USD LIBOR + 0.06%(b)	1.523%	07/06/2020	10/06/2020	125,000,000	125,026,090
Bank of Nova Scotia, 3 Month USD LIBOR + 0.09%(b)	0.525%	08/12/2020	02/12/2021	97,500,000	97,523,894
Bank of Nova Scotia, 3 Month USD LIBOR + 0.10%(b)	0.406%	09/28/2020	09/28/2020	150,000,000	150,054,963
BNP Paribas(a)	1.770%	07/13/2020	07/13/2020	100,000,000	100,059,800
Canadian Imperial Bank of Commerce(a)	0.100%	07/02/2020	07/02/2020	100,000,000	99,999,994
Canadian Imperial Bank of Commerce(a)	1.950%	09/17/2020	09/17/2020	100,000,000	100,398,602
Canadian Imperial Bank of Commerce, FFR + 0.35%(b)	0.430%	07/01/2020	09/15/2020	150,000,000	150,033,441
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.05%(b)	0.368%	09/08/2020	09/08/2020	145,000,000	145,027,360
Credit Suisse(a)	1.250%	07/10/2020	07/10/2020	100,000,000	100,030,765
Credit Suisse, 1 Month USD LIBOR + 0.29%(b)	0.473%	07/02/2020	08/28/2020	150,000,000	150,062,164
KBC Bank NV(a)	0.110%	07/02/2020	07/02/2020	140,000,000	140,000,155
Lloyds Bank Corporate Markets PLC(a)	1.350%	10/16/2020	10/16/2020	150,000,000	150,461,746
Mitsubishi UFJ Trust & Banking Corp.(a)	0.500%	08/13/2020	08/13/2020	150,000,000	150,055,872
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.07%(b)	0.255%	07/14/2020	08/14/2020	150,000,000	150,009,794
MUFG Bank Ltd.(a)	0.250%	08/31/2020	08/31/2020	150,000,000	149,998,952
MUFG Bank Ltd.(a)	1.310%	07/16/2020	07/16/2020	125,000,000	125,063,635
Nordea Bank AB, 1 Month USD LIBOR + 0.23%(b)	0.410%	07/09/2020	07/09/2020	155,000,000	155,010,001
Norinchukin Bank(a)	0.290%	08/24/2020	08/24/2020	125,000,000	125,007,620
Skandinaviska Enskilda Banken AB(a)	1.780%	08/14/2020	08/14/2020	35,000,000	35,072,570
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Skandinaviska Enskilda Banken AB, 1 Month USD LIBOR + 0.10%(b)	0.277%	07/10/2020	11/10/2020	$ 108,000,000	$ 107,953,089
Standard Chartered Bank(a)	1.400%	08/10/2020	08/10/2020	125,000,000	125,160,696
Standard Chartered Bank, 1 Month USD LIBOR + 0.14%(b)	0.331%	07/13/2020	11/12/2020	155,000,000	154,879,100
Sumitomo Mitsui Banking Corp.(a)	0.700%	07/22/2020	07/22/2020	76,500,000	76,529,163
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.15%(b)	0.344%	07/17/2020	10/19/2020	150,000,000	149,997,069
Sumitomo Mitsui Trust Bank(a)	0.490%	08/12/2020	08/12/2020	50,000,000	50,019,936
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.25%(b)	0.429%	07/06/2020	01/04/2021	100,000,000	100,070,755
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.04%(b)	1.503%	07/06/2020	07/06/2020	155,000,000	155,002,235
Toronto-Dominion Bank, FFR + 0.37%(b)	0.450%	07/01/2020	09/14/2020	150,000,000	150,030,787
TOTAL CERTIFICATES OF DEPOSIT					4,130,557,436
FINANCIAL COMPANY COMMERCIAL PAPER—24.2%
Australia & New Zealand Banking Group Ltd., 3 Month USD LIBOR + 0.09%(b)	0.459%	08/27/2020	08/27/2020	200,000,000	200,043,508
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.07%(b)	1.533%	07/06/2020	10/06/2020	75,000,000	75,017,612
Credit Agricole Corporate and Investment Bank(a)	0.100%	07/02/2020	07/02/2020	150,000,000	149,999,224
DBS Bank Ltd.(a)	0.280%	10/26/2020	10/26/2020	100,000,000	99,916,089
DBS Bank Ltd.(a)	0.950%	09/04/2020	09/04/2020	65,000,000	64,980,934
HSBC Bank PLC, 3 Month USD LIBOR + 0.05%(b)	0.355%	09/23/2020	12/23/2020	150,000,000	150,000,000
HSBC Bank PLC, 3 Month USD LIBOR + 0.12%(b)	1.440%	07/09/2020	10/09/2020	175,000,000	175,065,961
HSBC Bank PLC, 3 Month USD LIBOR + 0.23%(b)	1.449%	07/15/2020	10/15/2020	175,000,000	175,125,069
ING US Funding LLC(a)	1.255%	07/10/2020	07/10/2020	125,000,000	124,994,791
ING US Funding LLC, 3 Month USD LIBOR + 0.06%(b)	1.380%	07/09/2020	10/09/2020	175,000,000	175,004,706
National Australia Bank Ltd., 3 Month USD LIBOR + 0.11%(b)	0.470%	08/24/2020	11/24/2020	100,000,000	100,043,642
National Australia Bank Ltd., 3 Month USD LIBOR + 0.11%(b)	0.470%	08/25/2020	11/25/2020	125,000,000	125,054,934
National Securities Clearing Corp.(a)	0.150%	07/07/2020	07/07/2020	105,000,000	104,998,571
Skandinaviska Enskilda Banken AB(a)	1.880%	07/22/2020	07/22/2020	150,000,000	149,991,199
Societe Generale(a)	0.520%	08/27/2020	08/27/2020	100,000,000	99,974,544
Societe Generale(a)	1.780%	07/16/2020	07/16/2020	100,000,000	99,995,067
Sumitomo Mitsui Trust Bank(a)	0.330%	08/20/2020	08/20/2020	100,000,000	99,975,633
Sumitomo Mitsui Trust Bank(a)	0.350%	09/02/2020	09/02/2020	100,000,000	99,964,622
Sumitomo Mitsui Trust Bank(a)	0.490%	07/22/2020	07/22/2020	100,000,000	99,992,911
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.04%(b)	1.060%	08/03/2020	02/03/2021	125,000,000	125,007,075
Swedbank AB(a)	0.290%	11/02/2020	11/02/2020	40,000,000	39,968,750
Swedbank AB(a)	0.300%	09/18/2020	09/18/2020	150,000,000	149,941,000
Swedbank AB(a)	0.400%	09/01/2020	09/01/2020	150,000,000	149,959,575
Swedbank AB(a)	1.620%	07/21/2020	07/21/2020	72,500,000	72,495,433
Toronto-Dominion Bank(a)	0.120%	07/01/2020	07/01/2020	150,000,000	149,999,625
Toronto-Dominion Bank(a)	0.300%	10/15/2020	10/15/2020	125,000,000	124,917,892
Toronto-Dominion Bank, 3 Month USD LIBOR + 0.05%(b)	1.070%	08/03/2020	02/01/2021	85,000,000	84,999,991
Toronto-Dominion Bank, 3 Month USD LIBOR + 0.05%(b)	1.070%	08/04/2020	02/03/2021	150,000,000	149,999,985
Toronto-Dominion Bank, 3 Month USD LIBOR + 0.14%(b)	0.575%	08/12/2020	11/12/2020	100,000,000	100,050,886
UBS AG, 1 Month USD LIBOR + 0.34%(b)	0.515%	07/06/2020	08/06/2020	160,000,000	160,029,861
UBS AG, 3 Month USD LIBOR + 0.07%(b)	0.376%	09/29/2020	12/29/2020	175,000,000	175,000,000
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b)	1.381%	07/13/2020	01/11/2021	55,000,000	55,005,826
Westpac Banking Corp., 3 Month USD LIBOR + 0.13%(b)	1.173%	07/23/2020	10/23/2020	140,000,000	140,064,690
Westpac Banking Corp., FFR + 0.34%(b)	0.420%	07/01/2020	08/28/2020	120,000,000	120,017,089
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					4,167,596,695
OTHER NOTES—16.0%
ABN Amro Bank NV(a)	0.080%	07/01/2020	07/01/2020	100,000,000	100,000,000
ABN Amro Bank NV(a)	0.110%	07/01/2020	07/01/2020	300,000,000	300,000,000
Australia & New Zealand Banking Group Ltd.(a)	0.080%	07/01/2020	07/01/2020	130,000,000	130,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Canadian Imperial Bank of Commerce(a)	0.080%	07/01/2020	07/01/2020	$ 200,000,000	$ 200,000,000
Citibank NA(a)	0.140%	07/01/2020	07/01/2020	200,000,000	200,000,000
Den Norske Bank(a)	0.080%	07/01/2020	07/01/2020	227,323,000	227,323,000
Lloyds Bank Corporate Markets PLC(a)	0.070%	07/01/2020	07/01/2020	150,000,000	150,000,000
Mizuho Bank Ltd.(a)	0.090%	07/01/2020	07/01/2020	375,000,000	375,000,000
National Australia Bank Ltd.(a)	0.070%	07/01/2020	07/01/2020	100,000,000	100,000,000
National Bank of Canada(a)	0.110%	07/07/2020	07/07/2020	200,000,000	200,000,000
Natixis(a)	0.080%	07/01/2020	07/01/2020	150,000,000	150,000,000
Nordea Bank AB(a)	0.070%	07/01/2020	07/01/2020	125,000,000	125,000,000
Royal Bank of Canada(a)	0.090%	07/01/2020	07/01/2020	263,000,000	263,000,000
Skandinaviska Enskilda Banken AB(a)	0.080%	07/01/2020	07/01/2020	75,000,000	75,000,000
Swedbank AB(a)	0.080%	07/01/2020	07/01/2020	150,000,000	150,000,000
TOTAL OTHER NOTES					2,745,323,000
TREASURY DEBT—8.6%
U.S. Treasury Bill(a)	0.115%	08/18/2020	08/18/2020	250,000,000	249,954,167
U.S. Treasury Bill(a)	0.125%	08/25/2020	08/25/2020	150,000,000	149,967,917
U.S. Treasury Bill(a)	0.135%	11/05/2020	11/05/2020	100,000,000	99,943,556
U.S. Treasury Bill(a)	0.145%	09/10/2020	09/10/2020	125,000,000	124,966,719
U.S. Treasury Bill(a)	0.150%	11/19/2020	11/19/2020	150,000,000	149,904,531
U.S. Treasury Bill(a)	0.160%	11/27/2020	11/27/2020	150,000,000	149,897,562
U.S. Treasury Bill(a)	0.180%	11/10/2020	11/10/2020	100,000,000	99,935,833
U.S. Treasury Bill(a)	0.500%	09/03/2020	09/03/2020	200,000,000	199,949,334
U.S. Treasury Bill(a)	1.519%	08/20/2020	08/20/2020	150,000,000	149,972,916
U.S. Treasury Bill(a)	1.520%	08/06/2020	08/06/2020	100,000,000	99,988,000
TOTAL TREASURY DEBT					1,474,480,535
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—4.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 3.000% due 04/01/2050 – 06/01/2050, valued at $153,000,000); expected proceeds $150,000,750	0.180%	07/01/2020	07/01/2020	150,000,000	150,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 6.665% due 10/15/2033 – 06/25/2050, Federal National Mortgage Associations, 0.184% – 6.946% due 12/25/2023 – 06/25/2050, and Government National Mortgage Associations, 2.000% – 6.000% due 12/20/2040 – 04/20/2050, valued at $160,920,000); expected proceeds $149,000,372	0.090%	07/01/2020	07/01/2020	149,000,000	149,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 5.915% due 05/15/2040 – 04/15/2045, a Federal National Mortgage Association, 3.170% due 01/01/2027, a Government National Mortgage Association, 4.000% due 01/20/2049, and a U.S. Treasury Strip, 0.000% due 02/15/2049, valued at $25,566,408); expected proceeds $25,000,062	0.090%	07/01/2020	07/01/2020	25,000,000	25,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 3.000% due 10/01/2048, valued at $45,900,000); expected proceeds $45,000,112	0.090%	07/01/2020	07/01/2020	45,000,000	45,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal National Mortgage Associations, 3.600% – 4.132% due 06/01/2030 – 11/01/2036, valued at $25,500,000); expected proceeds $25,000,062	0.090%	07/01/2020	07/01/2020	$ 25,000,000	$ 25,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Government National Mortgage Associations, 2.500% – 5.500% due 06/20/2033 – 11/15/2057, valued at $66,300,000); expected proceeds $65,000,144	0.080%	07/01/2020	07/01/2020	65,000,000	65,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% due 07/01/2049 – 06/01/2050, and Federal National Mortgage Associations, 3.294% – 5.000% due 06/01/2023 – 08/01/2049, valued at $27,540,000); expected proceeds $27,000,068	0.140%	07/01/2020	07/01/2020	27,000,000	27,000,000
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal National Mortgage Associations, 2.500% – 5.500% due 11/01/2021 – 07/01/2050, valued at $102,000,000); expected proceeds $100,000,250	0.090%	07/01/2020	07/01/2020	100,000,000	100,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 05/01/2050, a Government National Mortgage Association, 3.500% due 06/20/2043, a U.S. Treasury Bill, 0.000% due 01/28/2021, and a U.S. Treasury Note, 2.125% due 12/31/2022, valued at $102,000,002); expected proceeds $100,000,194	0.070%	07/01/2020	07/01/2020	100,000,000	100,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					686,000,000
TREASURY REPURCHASE AGREEMENTS—4.4%
Agreement with Barclays Capital, Inc., dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 3.625% – 3.750% due 08/15/2043 – 11/15/2043, valued at $122,787,021); expected proceeds $120,000,400	0.120%	07/01/2020	07/01/2020	120,000,000	120,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 04/15/2024, and U.S. Treasury Notes, 2.125% – 2.750% due 01/31/2024 – 03/31/2024, valued at $71,400,038); expected proceeds $70,000,175	0.100%	07/01/2020	07/01/2020	70,000,000	70,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 0.375% – 2.125% due 07/31/2021 – 05/15/2025, valued at $399,594,235); expected proceeds $391,760,088	0.070%	07/01/2020	07/01/2020	391,759,000	391,759,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 07/28/2020, valued at $181,560,061); expected proceeds $178,000,445	0.090%	07/01/2020	07/01/2020	178,000,000	178,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					759,759,000
OTHER REPURCHASE AGREEMENTS—4.2%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by various Corporate Bonds, 1.150% – 7.750% due 08/10/2020 – 06/15/2050, valued at $110,565,999); expected proceeds $100,000,639	0.230%	07/01/2020	07/01/2020	100,000,000	100,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by various Common Stocks, valued at $205,200,009); expected proceeds $190,001,319	0.250%	07/01/2020	07/01/2020	$ 190,000,000	$ 190,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by various Common Stocks, valued at $459,654,428); expected proceeds $425,002,715	0.230%	07/01/2020	07/01/2020	425,000,000	425,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					715,000,000
TOTAL INVESTMENTS –98.5% (Cost $16,927,316,135)(c)					16,930,820,326
Other Assets in Excess of Liabilities —1.5%					258,672,810
NET ASSETS –100.0%					$ 17,189,493,136
(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 2,252,103,660	$—	$ 2,252,103,660
Certificates of Deposit	—	4,130,557,436	—	4,130,557,436
Financial Company Commercial Paper	—	4,167,596,695	—	4,167,596,695
Other Notes	—	2,745,323,000	—	2,745,323,000
Treasury Debt	—	1,474,480,535	—	1,474,480,535
Government Agency Repurchase Agreements	—	686,000,000	—	686,000,000
Treasury Repurchase Agreements	—	759,759,000	—	759,759,000
Other Repurchase Agreements	—	715,000,000	—	715,000,000
Total Investments	$—	$16,930,820,326	$—	$16,930,820,326
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$14,770,061,326
Repurchase agreements, at value	2,160,759,000
Total Investments	16,930,820,326
Cash	841
Receivable for investments sold	249,897,562
Interest receivable — unaffiliated issuers	9,471,095
Other Receivable	244,635
TOTAL ASSETS	17,190,434,459
LIABILITIES
Advisory and administrator fee payable	698,036
Custody, sub-administration and transfer agent fees payable	180,127
Professional fees payable	38,687
Printing fees payable	6,094
Accrued expenses and other liabilities	18,379
TOTAL LIABILITIES	941,323
NET ASSETS	$17,189,493,136
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$14,766,557,135
Repurchase agreements	2,160,759,000
Total cost of investments	$16,927,316,135
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$115,126,285
EXPENSES
Advisory and administrator fee	4,705,850
Custodian, sub-administrator and transfer agent fees	1,217,691
Trustees’ fees and expenses	124,571
Professional fees and expenses	109,565
Printing and postage fees	3,058
Insurance expense	3,427
Miscellaneous expenses	35,651
TOTAL EXPENSES	6,199,813
NET INVESTMENT INCOME (LOSS)	$108,926,472
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,089,734)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,071,842
NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,892)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$108,908,580
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 108,926,472	$ 395,127,821
Net realized gain (loss)	(2,089,734)	206,342
Net change in unrealized appreciation/depreciation	2,071,842	1,566,595
Net increase (decrease) in net assets resulting from operations	108,908,580	396,900,758
CAPITAL TRANSACTIONS
Contributions	26,600,882,080	32,519,193,299
Withdrawals	(31,146,456,274)	(22,486,319,974)
Net increase (decrease) in net assets from capital transactions	(4,545,574,194)	10,032,873,325
Net increase (decrease) in net assets during the period	(4,436,665,614)	10,429,774,083
Net assets at beginning of period	21,626,158,750	11,196,384,667
NET ASSETS AT END OF PERIOD	$ 17,189,493,136	$ 21,626,158,750
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	0.67%	2.38%	2.06%	0.96%	0.51%	0.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,189,493	$21,626,159	$11,196,385	$9,941,806	$8,272,653	$47,683,856
Ratios to average net assets:
Total expenses	0.07%(b)	0.07%	0.07%	0.06%	0.07%	0.07%
Net investment income (loss)	1.15%(b)	2.29%	2.05%	1.11%	0.49%	0.17%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2020, the Portfolio had invested in repurchase agreements with the gross values of $2,160,759,000 and associated collateral equal to $2,259,488,201.
12

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$16,927,316,135	$3,859,156	$354,965	$3,504,191
13

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,006.70	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
15

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
_______________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order
16

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
17

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered
18

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-, three-, five- and ten-year periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1-, 5- and 10-year periods and equal to the median of its Performance Group for the 3-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
19

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
20

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITILRMMSAR

Semi-Annual Report
June 30, 2020
State Street Institutional Investment Trust
State Street ESG Liquid Reserves Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$658,735,717
Receivable from Adviser	150,996
Prepaid expenses and other assets	25,188
TOTAL ASSETS	658,911,901
LIABILITIES
Advisory fee payable	1,000
Administration fees payable	24,013
Shareholder servicing fee payable	5
Transfer agent fees payable	11,574
Distribution payable	13,236
Registration and filing fees payable	105
Professional fees payable	10,089
TOTAL LIABILITIES	60,022
NET ASSETS	$658,851,879
NET ASSETS CONSIST OF:
Paid-in Capital	$658,857,485
Total distributable earnings (loss)	(5,606)
NET ASSETS	$658,851,879
Institutional Class
Net Assets	$ 50,019
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.0004
Investor Class
Net Assets	$ 50,019
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.0004
Premier Class
Net Assets	$658,751,841
Shares Outstanding	658,527,381
Net asset value, offering and redemption price per share	$ 1.0003
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$658,588,525
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$4,113,274
Expenses allocated from affiliated Portfolio	(304,189)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	3,809,085
EXPENSES
Administration fees
Institutional Class	13
Investor Class	13
Premier Class	178,667
Shareholder servicing fees
Institutional Class	7
Investor Class	20
Custodian fees	30,580
Trustees’ fees and expenses	9,531
Transfer agent fees	58,240
Registration and filing fees	132,396
Professional fees and expenses	23,483
Printing and postage fees	10,796
Miscellaneous expenses	11,646
TOTAL EXPENSES	455,392
Expenses waived/reimbursed by the Adviser	(473,642)
NET EXPENSES	(18,250)
NET INVESTMENT INCOME (LOSS)	$3,827,335
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(152,799)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	146,441
NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,358)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,820,977
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	For the Period 12/03/19*- 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,827,335	$ 1,196,549
Net realized gain (loss)	(152,799)	—
Net change in unrealized appreciation/depreciation	146,441	751
Net increase (decrease) in net assets resulting from operations	3,820,977	1,197,300
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class(a)	(234)	(32)
Investor Class(a)	(222)	(32)
Premier Class	(3,828,522)	(1,194,841)
Total distributions to shareholders	(3,828,978)	(1,194,905)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Institutional Class(a)
Shares sold	—	50,000
Net increase (decrease) from capital share transactions	—	50,000
Investor Class(a)
Shares sold	—	50,000
Net increase (decrease) from capital share transactions	—	50,000
Premier Class
Shares sold	747,347,894	884,706,710
Reinvestment of distributions	3,602,914	1,154,331
Shares redeemed	(973,408,114)	(4,646,250)
Net increase (decrease) from capital share transactions	(222,457,306)	881,214,791
Net increase (decrease) in net assets from beneficial interest transactions	(222,457,306)	881,314,791
Net increase (decrease) in net assets during the period	(222,465,307)	881,317,186
Net assets at beginning of period	881,317,186	—
NET ASSETS AT END OF PERIOD	$ 658,851,879	$881,317,186
SHARES OF BENEFICIAL INTEREST:
Institutional Class(a)
Shares sold	—	50,000
Net increase (decrease) from share transactions	—	50,000
Investor Class(a)
Shares sold	—	50,000
Net increase (decrease) from share transactions	—	50,000
Premier Class
Shares sold	747,579,969	884,706,889
Reinvestment of distributions	3,603,067	1,154,330
Shares redeemed	(973,870,624)	(4,646,250)
Net increase (decrease) from share transactions	(222,687,588)	881,214,969
*	Inception date.
(a)	For Institutional Class and Investor Class shares, prior period data is for the period December 19, 2019 (inception date) through December 31, 2019.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Six Months Ended 06/30/20 (Unaudited)	For the Period 12/20/19*- 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0047	0.0006
Net realized and unrealized gain (loss)	0.0004	0.0000(b)
Total from investment operations	0.0051	0.0006
Distributions to shareholders from:
Net investment income	(0.0047)	(0.0006)
Net asset value, end of period	$ 1.0004	$ 1.0000
Total return (c)	0.51%	0.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.24%(d)	0.31%(d)
Net expenses	0.12%(d)	0.11%(d)
Net investment income (loss)	0.93%(d)	1.85%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/20 (Unaudited)	For the Period 12/20/19*- 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0045	0.0006
Net realized and unrealized gain (loss)	0.0004	0.0000(b)
Total from investment operations	0.0049	0.0006
Distributions to shareholders from:
Net investment income	(0.0045)	(0.0006)
Total distributions	(0.0045)	(0.0006)
Net asset value, end of period	$ 1.0004	$ 1.0000
Total return (c)	0.49%	0.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.29%(d)	0.36%(d)
Net expenses	0.16%(d)	0.16%(d)
Net investment income (loss)	0.89%(d)	1.80%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET ESG LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/20 (Unaudited)	For the Period 12/04/2019 *- 12/31/19
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0049	0.0013
Net realized and unrealized gain (loss)	0.0003	0.0000(b)
Total from investment operations	0.0052	0.0013
Distributions to shareholders from:
Net investment income	(0.0049)	(0.0013)
Total distributions	(0.0049)	(0.0013)
Net asset value, end of period	$ 1.0003	$ 1.0000
Total return (c)	0.52%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$658,752	$881,217
Ratios to Average Net Assets:
Total expenses	0.21%(d)	0.23%(d)
Net expenses	0.08%(d)	0.08%(d)
Net investment income (loss)	1.07%(d)	1.75%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street ESG Liquid Reserves Fund	Premier Class Institutional Class Investment Class Administration Class Investor Class	December 4, 2019 December 20, 2019 Not commenced Not commenced December 20, 2019	Diversified
The Fund was formed on December 3, 2019 and commenced operations on December 4, 2019.
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street ESG Liquid Reserves Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.00% at June 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The Board has permitted the Fund to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of June 30, 2020, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended June 30, 2020, the Adviser contractually waived fees in the amount of $330,691.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Additionally, the Adviser currently intends to voluntarily waive a portion of its fees and/or reimburse the Fund in the annualized amount of 0.04% of the average daily net assets on an annual basis -- this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended June 30, 2020, the Adviser voluntarily waived expenses in the amount of $142,951.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Reimbursement payments by the Fund to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment.
There were not any such waivers or reimbursements by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2020.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares and Investor Class shares made payments for these services at an annual rate up to 0.03% and 0.08%, respectively, of the eligible average daily net assets of Institutional Class shares and Investor Class shares, respectively. During the period ended June 30, 2020, the Fund’s Institutional Class shares and Investor Class shares paid SSGA FD $7 and $20, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

5.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street ESG Liquid Reserves Fund	$658,588,525	$147,192	$—	$147,192
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street ESG Liquid Reserves Fund
Institutional Class(a)	0.12%	$1,005.10	$0.60	$1,024.30	$0.60
Investor Class(a)	0.16	1,004.90	0.80	1,024.10	0.81
Premier Class(a)	0.08	1,005.20	0.40	1,024.50	0.40
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 182, then divided by 366.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET ESG LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
13

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2020
State Street Master Funds
State Street ESG Liquid Reserves Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street ESG Liquid Reserves Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2020

		% of Net Assets
	Certificates of Deposit	27.0%
	Financial Company Commercial Paper	26.2
	Treasury Debt	13.3
	Asset Backed Commercial Paper	9.8
	Government Agency Repurchase Agreements	9.6
	Other Notes	6.7
	Treasury Repurchase Agreements	4.1
	Other Repurchase Agreements	3.3
	Other Assets in Excess of Liabilities	0.0(a)
	TOTAL	100.0%
(a)	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2020

% of Net Assets
Overnight (1 Day)	18.1%
2 to 30 Days	25.4
31 to 60 Days	13.1
61 to 90 Days	14.3
Over 90 Days	29.1
Total	100.0%
Average days to maturity	41
Weighted average life	62
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—9.8%
Albion Capital LLC(a)	0.210%	07/21/2020	07/21/2020	$ 2,000,000	$ 1,999,874
Albion Capital LLC(a)	0.270%	08/20/2020	08/20/2020	6,438,000	6,436,687
Antalis SA(a)	0.290%	09/03/2020	09/03/2020	4,000,000	3,998,469
Antalis SA(a)	0.310%	10/01/2020	10/01/2020	4,000,000	3,997,654
Antalis SA(a)	0.330%	09/18/2020	09/18/2020	7,000,000	6,996,624
Atlantic Asset Securitization LLC(a)	0.270%	10/02/2020	10/02/2020	7,000,000	6,996,765
Columbia Funding Co. LLC(a)	0.160%	07/06/2020	07/06/2020	7,000,000	6,999,880
Columbia Funding Co. LLC(a)	0.310%	10/07/2020	10/07/2020	6,500,000	6,494,298
Mackinac Funding Company LLC(a)	0.330%	09/24/2020	09/24/2020	2,500,000	2,498,047
Mont Blanc Capital Corp.(a)	0.260%	09/03/2020	09/03/2020	7,000,000	6,997,131
Mont Blanc Capital Corp.(a)	0.300%	08/18/2020	08/18/2020	5,000,000	4,998,550
Versailles Commercial Paper LLC(a)	0.260%	09/25/2020	09/25/2020	6,000,000	5,996,288
TOTAL ASSET BACKED COMMERCIAL PAPER					64,410,267
CERTIFICATES OF DEPOSIT—27.0%
Bank of Montreal(a)	0.110%	07/02/2020	07/02/2020	10,000,000	10,000,011
Bank of Nova Scotia, 1 Month USD LIBOR + 0.22%(b)	0.395%	07/06/2020	07/06/2020	12,000,000	12,000,499
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.07%(b)	0.260%	07/20/2020	08/20/2020	8,000,000	8,000,795
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.12%(b)	0.451%	09/04/2020	12/04/2020	12,000,000	12,005,126
Canadian Imperial Bank of Commerce, FFR + 0.11%(b)	0.190%	07/01/2020	09/21/2020	6,000,000	5,998,158
KBC Bank NV(a)	0.110%	07/07/2020	07/07/2020	10,000,000	10,000,000
Mizuho Bank Ltd.(a)	0.370%	09/14/2020	09/14/2020	7,000,000	6,994,609
MUFG Bank Ltd.(a)	1.000%	10/15/2020	10/15/2020	8,000,000	8,040,198
Natixis, 3 Month USD LIBOR + 0.11%(b)	0.441%	09/04/2020	09/04/2020	7,000,000	7,001,989
Natixis, 3 Month USD LIBOR + 0.20%(b)	0.506%	09/29/2020	12/29/2020	7,000,000	7,007,649
Natixis, Secured Overnight Financing Rate + 0.25%(b)	0.330%	07/01/2020	02/12/2021	4,000,000	4,000,328
Nordea Bank AB, 1 Month USD LIBOR + 0.23%(b)	0.410%	07/09/2020	07/09/2020	10,000,000	10,000,645
Nordea Bank AB, 3 Month USD LIBOR + 0.13%(b)	0.445%	09/11/2020	12/11/2020	5,000,000	5,002,903
Royal Bank of Canada(a)	0.250%	10/02/2020	10/02/2020	3,000,000	3,009,385
Royal Bank of Canada, 3 Month USD LIBOR + 0.11%(b)	0.447%	09/03/2020	12/03/2020	10,000,000	10,003,820
Skandinaviska Enskilda Banken AB, 1 Month USD LIBOR + 0.20%(b)	0.390%	07/20/2020	07/20/2020	9,500,000	9,501,198
Sumitomo Mitsui Banking Corp.(a)	0.300%	10/09/2020	10/09/2020	5,000,000	5,000,350
Sumitomo Mitsui Trust Bank(a)	0.300%	09/04/2020	09/04/2020	7,000,000	7,001,231
Sumitomo Mitsui Trust Bank(a)	0.300%	10/09/2020	10/09/2020	7,000,000	7,000,490
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.05%(b)	0.238%	07/13/2020	08/11/2020	9,000,000	9,000,367
Swedbank AB(a)	0.990%	07/24/2020	07/24/2020	6,400,000	6,406,474
Swedbank AB, 1 Month USD LIBOR + 0.06%(b)	0.250%	07/21/2020	08/21/2020	7,000,000	7,000,308
Westpac Banking Corp., 3 Month USD LIBOR + 0.15%(b)	0.463%	09/09/2020	12/09/2020	8,000,000	8,004,587
TOTAL CERTIFICATES OF DEPOSIT					177,981,120
FINANCIAL COMPANY COMMERCIAL PAPER—26.2%
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.11%(b)	0.460%	08/28/2020	11/30/2020	12,000,000	12,005,493
DBS Bank Ltd.(a)	0.250%	10/02/2020	10/02/2020	6,000,000	5,996,741
DBS Bank Ltd.(a)	0.920%	08/21/2020	08/21/2020	9,500,000	9,498,010
HSBC Bank PLC, 1 Month USD LIBOR + 0.15%(b)	0.340%	07/20/2020	02/19/2021	9,000,000	8,990,821
HSBC Bank PLC, 3 Month USD LIBOR + 0.19%(b)	0.534%	09/02/2020	12/02/2020	9,000,000	9,006,452
HSBC Bank PLC, 3 Month USD LIBOR + 0.20%(b)	0.518%	09/08/2020	12/08/2020	7,000,000	7,005,523
Lloyds Bank PLC, Secured Overnight Financing Rate + 0.14%(b)	0.220%	07/01/2020	08/13/2020	12,000,000	12,000,601
LVMH Moet Hennessy Louis Vuitton SE(a)	0.210%	08/13/2020	08/13/2020	2,000,000	1,999,616
LVMH Moet Hennessy Louis Vuitton SE(a)	0.250%	09/21/2020	09/21/2020	6,000,000	5,996,265
LVMH Moet Hennessy Louis Vuitton SE(a)	0.300%	07/22/2020	07/22/2020	7,000,000	6,999,495
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
MUFG Bank Ltd.(a)	0.240%	08/31/2020	08/31/2020	$ 6,000,000	$ 5,997,582
National Australia Bank Ltd., 3 Month USD LIBOR + 0.12%(b)	0.457%	09/03/2020	12/03/2020	10,000,000	10,004,244
Nestle Finance International Ltd.(a)	0.100%	07/02/2020	07/02/2020	3,000,000	2,999,993
Nordea Bank AB(a)	0.850%	07/27/2020	07/27/2020	9,120,000	9,119,323
Siemens Capital Co. LLC(a)	0.140%	07/06/2020	07/06/2020	7,000,000	6,999,942
Svenska Handelsbanken AB(a)	0.850%	07/28/2020	07/28/2020	8,000,000	7,999,421
Toronto Dominion Bank(a)	0.110%	07/02/2020	07/02/2020	10,000,000	9,999,950
Toronto Dominion Bank(a)	0.150%	07/07/2020	07/07/2020	5,000,000	4,999,913
Toronto Dominion Bank(a)	0.240%	09/24/2020	09/24/2020	5,000,000	4,997,504
Toronto Dominion Bank(a)	0.300%	10/20/2020	10/20/2020	5,000,000	4,996,500
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.10%(b)	0.437%	08/28/2020	08/28/2020	10,000,000	10,000,902
UBS AG, 3 Month USD LIBOR + 0.07%(b)	0.376%	09/29/2020	12/29/2020	7,000,000	7,000,000
Westpac Banking Corp., 3 Month USD LIBOR + 0.15%(b)	0.510%	08/25/2020	11/25/2020	8,000,000	8,004,794
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					172,619,085
OTHER NOTES—6.7%
Australia & New Zealand Banking Group Ltd., 3 Month USD LIBOR + 0.32%(b)	1.783%	07/02/2020	07/02/2020	10,000,000	10,000,000
Bank of New York Mellon Corp.(a)	2.645%	11/27/2020	11/27/2020	6,000,000	6,040,864
Credit Agricole Corporate and Investment Bank(a)	0.080%	07/01/2020	07/01/2020	2,983,000	2,983,000
Lloyds Bank Corporate Markets PLC(a)	0.070%	07/01/2020	07/01/2020	3,000,000	3,000,000
Mizuho Bank Ltd.(a)	0.090%	07/01/2020	07/01/2020	10,000,000	10,000,000
Royal Bank of Canada(a)	0.090%	07/01/2020	07/01/2020	12,000,000	12,000,000
TOTAL OTHER NOTES					44,023,864
TREASURY DEBT—13.3%
U.S. Treasury Bill(a)	0.040%	07/02/2020	07/02/2020	6,000,000	5,999,985
U.S. Treasury Bill(a)	0.110%	07/07/2020	07/07/2020	10,000,000	9,999,802
U.S. Treasury Bill(a)	0.115%	08/18/2020	08/18/2020	5,000,000	4,999,083
U.S. Treasury Bill(a)	0.135%	09/29/2020	09/29/2020	3,000,000	2,998,965
U.S. Treasury Bill(a)	0.135%	11/05/2020	11/05/2020	1,000,000	999,436
U.S. Treasury Bill(a)	0.136%	09/17/2020	09/17/2020	4,000,000	3,998,743
U.S. Treasury Bill(a)	0.142%	10/13/2020	10/13/2020	5,000,000	4,997,689
U.S. Treasury Bill(a)	0.150%	09/08/2020	09/08/2020	6,000,000	5,998,505
U.S. Treasury Bill(a)	0.150%	10/27/2020	10/27/2020	3,000,000	2,998,623
U.S. Treasury Bill(a)	0.165%	07/28/2020	07/28/2020	6,000,000	5,999,404
U.S. Treasury Bill(a)	0.165%	12/01/2020	12/01/2020	5,000,000	4,996,706
U.S. Treasury Bill(a)	0.170%	09/24/2020	09/24/2020	6,000,000	5,997,946
U.S. Treasury Bill(a)	0.170%	11/03/2020	11/03/2020	5,000,000	4,996,962
U.S. Treasury Bill(a)	0.185%	12/10/2020	12/10/2020	5,000,000	4,996,400
U.S. Treasury Bill(a)	0.200%	07/21/2020	07/21/2020	5,000,000	4,999,674
U.S. Treasury Bill(a)	1.520%	07/09/2020	07/09/2020	5,000,000	4,999,872
U.S. Treasury Bill(a)	1.520%	08/06/2020	08/06/2020	2,500,000	2,499,700
U.S. Treasury Bill(a)	1.535%	07/30/2020	07/30/2020	5,000,000	4,999,476
TOTAL TREASURY DEBT					87,476,971
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—9.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Tennessee Valley Authority, 4.250% due 09/15/2065, valued at $5,100,957); expected proceeds $5,000,013	0.090%	07/01/2020	07/01/2020	5,000,000	5,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 4.500% due 01/01/2049, Federal National Mortgage Associations, 2.291% – 4.500% due 09/01/2024 – 03/01/2047, and a U.S. Treasury Note, 2.125% due 02/29/2024, valued at $1,020,056); expected proceeds $1,000,003	0.090%	07/01/2020	07/01/2020	$ 1,000,000	$ 1,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 4.500% due 12/11/2025 – 11/01/2047, Federal National Mortgage Associations, 3.500% – 5.500% due 05/01/2036 – 11/01/2041, and Government National Mortgage Associations, 2.500% – 5.000% due 12/15/2026 – 05/20/2050, valued at $15,300,455); expected proceeds $15,000,038	0.090%	07/01/2020	07/01/2020	15,000,000	15,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, and U.S. Treasury Inflation Index Notes, 0.375% due 01/15/2027 – 07/15/2027, valued at $4,080,059); expected proceeds $4,000,010	0.100%	07/01/2020	07/02/2020	4,000,000	4,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 02/01/2048, valued at $10,200,000); expected proceeds $10,000,025	0.090%	07/01/2020	07/01/2020	10,000,000	10,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal National Mortgage Associations, 2.500% – 6.500% due 05/01/2027 – 06/01/2050, valued at $17,340,000); expected proceeds $17,000,043	0.090%	07/01/2020	07/01/2020	17,000,000	17,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Bank, 0.000% due 07/15/2020, valued at $11,220,484); expected proceeds $11,000,028	0.090%	07/01/2020	07/01/2020	11,000,000	11,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					63,000,000
TREASURY REPURCHASE AGREEMENTS—4.1%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 0.000% due 11/15/2043, valued at $5,117,000); expected proceeds $5,000,017	0.120%	07/01/2020	07/01/2020	5,000,000	5,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Note, 0.500% due 03/15/2023, and various Common Stocks, valued at $23,759,970); expected proceeds $22,000,141	0.230%	07/01/2020	07/01/2020	22,000,000	22,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					27,000,000
OTHER REPURCHASE AGREEMENTS—3.3%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2020 (collateralized by various Common Stocks, valued at $10,800,010); expected proceeds $10,005,017(c)	0.430%	07/01/2020	08/05/2020	10,000,000	10,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2020 (collateralized by various Common Stocks, valued at $7,560,044); expected proceeds $7,006,650(c)	0.380%	07/01/2020	09/22/2020	7,000,000	7,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by various Common Stocks, valued at $5,400,019); expected proceeds $5,000,032	0.230%	07/01/2020	07/01/2020	$ 5,000,000	$ 5,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					22,000,000
TOTAL INVESTMENTS –100.0% (Cost $658,364,114)(d)					658,511,307
Other Assets in Excess of Liabilities —0.0%(e)					225,414
NET ASSETS –100.0%					$ 658,736,721
(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $17,000,000 or 2.6% of net assets as of June 30, 2020.
(d)	Also represents the cost for federal tax purposes.
(e)	Amount shown represents less than 0.05% of net assets.
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 64,410,267	$—	$ 64,410,267
Certificates of Deposit	—	177,981,120	—	177,981,120
Financial Company Commercial Paper	—	172,619,085	—	172,619,085
Other Notes	—	44,023,864	—	44,023,864
Treasury Debt	—	87,476,971	—	87,476,971
Government Agency Repurchase Agreements	—	63,000,000	—	63,000,000
Treasury Repurchase Agreements	—	27,000,000	—	27,000,000
Other Repurchase Agreements	—	22,000,000	—	22,000,000
Total Investments	$—	$658,511,307	$—	$658,511,307
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$546,511,307
Repurchase agreements, at value and amortized cost	112,000,000
Total Investments	658,511,307
Cash	848
Interest receivable — unaffiliated issuers	286,791
TOTAL ASSETS	658,798,946
LIABILITIES
Advisory fee payable	24,013
Custodian, sub-administrator and transfer agent fees payable	6,647
Trustees’ fees and expenses payable	4
Professional fees payable	21,018
Printing and postage fees payable	4,819
Accrued expenses and other liabilities	5,724
TOTAL LIABILITIES	62,225
NET ASSETS	$658,736,721
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$546,364,114
Repurchase agreements	112,000,000
Total cost of investments	$658,364,114
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$4,113,274
EXPENSES
Advisory fee	179,814
Custodian, sub-administrator and transfer agent fees	74,535
Trustees’ fees and expenses	13,290
Professional fees and expenses	26,552
Printing and postage fees	4,928
Miscellaneous expenses	5,068
TOTAL EXPENSES	304,187
NET INVESTMENT INCOME (LOSS)	$3,809,087
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(152,799)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	146,442
NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,357)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,802,730
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	For the Period 12/03/19*- 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,809,087	$ 1,177,797
Net realized gain (loss)	(152,799)	—
Net change in unrealized appreciation/depreciation	146,442	751
Net increase (decrease) in net assets resulting from operations	3,802,730	1,178,548
CAPITAL TRANSACTIONS
Contributions	818,022,352	884,807,715
Withdrawals	(1,044,384,964)	(4,689,660)
Net increase (decrease) in net assets from capital transactions	(226,362,612)	880,118,055
Net increase (decrease) in net assets during the period	(222,559,882)	881,296,603
Net assets at beginning of period	881,296,603	—
NET ASSETS AT END OF PERIOD	$ 658,736,721	$881,296,603
*	Inception date.
See accompanying notes to financial statements.
8

STATE STREET ESG LIQUID RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20 (Unaudited)	For the Period 12/04/19*- 12/31/19
Total return (a)	0.51%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$658,737	$881,297
Ratios to average net assets:
Total expenses	0.08%(b)	0.11%(b)
Net investment income (loss)	1.05%(b)	1.72%(b)
*	Commencement of operations.
(a)	Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(b)	Annualized.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street ESG Liquid Reserves Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
The Portfolio was formed on December 3, 2019 and commenced operations on December 4, 2019.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
10

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2020, the Portfolio had invested in repurchase agreements with the gross values of $112,000,000 and associated collateral equal to $116,899,054.
11

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield. Reimbursement payments by the Portfolio to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Portfolio at the time of such payment.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
12

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street ESG Liquid Reserves Portfolio	0.08%	$1,005.10	$0.40	$1,024.50	$0.40
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
14

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITESGSAR

Semi-Annual Report
June 30, 2020
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$88,957,153,261
Receivable for fund shares sold	11,970,666
Receivable from Adviser	391,665
TOTAL ASSETS	88,969,515,592
LIABILITIES
Payable for fund shares repurchased	389,572
Advisory fee payable	158
Administration fees payable	3,686,768
Shareholder servicing fee payable	496,142
Distribution fees payable	110,074
Transfer agent fees payable	12,855
Distribution payable	2,169,221
Registration and filing fees payable	43,955
Professional fees payable	15,489
Printing fees payable	5,813
Accrued expenses and other liabilities	98,549
TOTAL LIABILITIES	7,028,596
NET ASSETS	$88,962,486,996
NET ASSETS CONSIST OF:
Paid-in Capital	$88,962,439,766
Total distributable earnings (loss)	47,230
NET ASSETS	$88,962,486,996
Administration Class
Net Assets	$ 1,929,969,346
Shares Outstanding	1,930,100,334
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 963,227,767
Shares Outstanding	963,225,729
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 333,663,296
Shares Outstanding	333,670,045
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 601,448,792
Shares Outstanding	601,450,379
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$80,361,732,482
Shares Outstanding	80,361,986,378
Net asset value, offering and redemption price per share	$ 1.00
Class G
Net Assets	$ 4,772,445,313
Shares Outstanding	4,772,461,245
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$291,538,691
Expenses allocated from affiliated Portfolio	(26,202,697)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	265,335,994
EXPENSES
Administration fees
Administration Class	518,742
Institutional Class	624,392
Investment Class	121,079
Investor Class	250,575
Premier Class	17,748,507
Class G	211,701
Shareholder servicing fees
Administration Class	2,074,966
Institutional Class	374,635
Investment Class	605,395
Investor Class	400,920
Distribution fees
Administration Class	518,742
Investment Class	242,158
Custodian fees	24,418
Trustees’ fees and expenses	10,109
Transfer agent fees	69,821
Registration and filing fees	1,028,744
Professional fees and expenses	149,200
Printing and postage fees	57,694
Insurance expense	125,634
Miscellaneous expenses	127,974
TOTAL EXPENSES	25,285,406
Expenses waived/reimbursed by the Adviser	(762,509)
NET EXPENSES	24,522,897
NET INVESTMENT INCOME (LOSS)	$240,813,097
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	7,374
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$240,820,471
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 240,813,097	$ 1,076,755,870
Net realized gain (loss)	7,374	60,335
Net increase (decrease) in net assets resulting from operations	240,820,471	1,076,816,205
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(4,507,257)	(34,381,796)
Institutional Class	(7,683,813)	(21,677,268)
Investment Class	(1,418,923)	(7,849,844)
Investor Class	(2,877,515)	(24,493,818)
Premier Class	(209,658,379)	(926,193,754)
Class G	(14,687,776)	(62,143,041)
Total distributions to shareholders	(240,833,663)	(1,076,739,521)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	15,159,889,225	24,892,352,758
Reinvestment of distributions	1,470,106	11,965,550
Shares redeemed	(14,904,152,263)	(24,917,663,849)
Net increase (decrease) from capital share transactions	257,207,068	(13,345,541)
Institutional Class
Shares sold	33,974,257,978	29,380,759,495
Reinvestment of distributions	3,703,124	4,835,215
Shares redeemed	(33,964,936,516)	(29,075,126,488)
Net increase (decrease) from capital share transactions	13,024,586	310,468,222
Investment Class
Shares sold	1,035,511,477	2,095,050,900
Reinvestment of distributions	204,897	878,064
Shares redeemed	(1,220,050,015)	(1,958,018,009)
Net increase (decrease) from capital share transactions	(184,333,641)	137,910,955
Investor Class
Shares sold	12,743,587,187	15,997,492,868
Reinvestment of distributions	1,988,391	11,962,564
Shares redeemed	(12,870,252,704)	(17,158,427,721)
Net increase (decrease) from capital share transactions	(124,677,126)	(1,148,972,289)
Premier Class
Shares sold	673,278,629,834	812,815,301,168
Reinvestment of distributions	168,174,928	770,502,953
Shares redeemed	(645,911,717,750)	(793,699,136,883)
Net increase (decrease) from capital share transactions	27,535,087,012	19,886,667,238
Class G
Shares sold	28,364,679,736	41,580,859,111
Reinvestment of distributions	14,549,989	61,910,768
Shares redeemed	(27,213,948,663)	(41,101,444,589)
Net increase (decrease) from capital share transactions	1,165,281,062	541,325,290
Net increase (decrease) in net assets from beneficial interest transactions	28,661,588,961	19,714,053,875
Net increase (decrease) in net assets during the period	28,661,575,769	19,714,130,559
Net assets at beginning of period	60,300,911,227	40,586,780,668
NET ASSETS AT END OF PERIOD	$ 88,962,486,996	$ 60,300,911,227
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	15,159,889,225	24,892,352,758
Reinvestment of distributions	1,470,106	11,965,550
Shares redeemed	(14,904,152,263)	(24,917,663,849)
Net increase (decrease) from share transactions	257,207,068	(13,345,541)
Institutional Class
Shares sold	33,974,257,978	29,380,759,495
Reinvestment of distributions	3,703,124	4,835,215
Shares redeemed	(33,964,936,516)	(29,075,126,488)
Net increase (decrease) from share transactions	13,024,586	310,468,222
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
Investment Class
Shares sold	1,035,511,477	2,095,050,900
Reinvestment of distributions	204,897	878,064
Shares redeemed	(1,220,050,015)	(1,958,018,009)
Net increase (decrease) from share transactions	$ (184,333,641)	$ 137,910,955
Investor Class
Shares sold	12,743,587,187	15,997,492,868
Reinvestment of distributions	1,988,391	11,962,564
Shares redeemed	(12,870,252,704)	(17,158,427,721)
Net increase (decrease) from share transactions	(124,677,126)	(1,148,972,289)
Premier Class
Shares sold	673,278,629,834	812,815,301,168
Reinvestment of distributions	168,174,928	770,502,953
Shares redeemed	(645,911,717,750)	(793,699,136,883)
Net increase (decrease) from share transactions	27,535,087,012	19,886,667,238
Class G
Shares sold	28,364,679,736	41,580,859,111
Reinvestment of distributions	14,549,989	61,910,768
Shares redeemed	(27,213,948,663)	(41,101,444,589)
Net increase (decrease) from share transactions	1,165,281,062	541,325,290
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/23/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0026	0.0186	0.0150	0.0054	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0026	0.0186	0.0150	0.0054	0.0001
Distributions to shareholders from:
Net investment income	(0.0026)	(0.0186)	(0.0150)	(0.0054)	(0.0001)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0026)	(0.0186)	(0.0150)	(0.0054)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.26%	1.88%	1.51%	0.54%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,929,969	$1,672,762	$1,686,105	$1,909,670	$3,423,655
Ratios to Average Net Assets:
Total expenses	0.37%(d)	0.37%	0.37%	0.37%	0.37%(d)
Net expenses	0.33%(d)	0.37%	0.37%	0.37%	0.37%(d)
Net investment income (loss)	0.43%(d)	1.87%	1.47%	0.50%	0.04%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	For the Period 1/18/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0035	0.0207	0.0170
Net realized gain (loss)	0.0000	0.0000(b)	—
Total from investment operations	0.0035	0.0207	0.0170
Distributions to shareholders from:
Net investment income	(0.0035)	(0.0207)	(0.0170)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.35%	2.09%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$963,228	$950,202	$639,733
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.15%	0.15%(d)
Net expenses	0.15%(d)	0.15%	0.15%(d)
Net investment income (loss)	0.61%(d)	1.95%	1.71%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0025	0.0178	0.0140	0.0044	0.0000(b)	0.0000(b)(c)
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0025	0.0178	0.0140	0.0044	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0025)	(0.0178)	(0.0140)	(0.0044)	(0.0000)(b)	—
Net realized gains	—	—	—	(0.0000)(b)	—	—
Total distributions	(0.0025)	(0.0178)	(0.0140)	(0.0044)	(0.0000)(b)	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	0.25%	1.79%	1.40%	0.44%	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$333,663	$517,997	$380,085	$432,488	$903,050	$971,551
Ratios to Average Net Assets:
Total expenses	0.47%(f)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.37%(f)	0.45%	0.47%	0.47%	0.37%	0.10%
Net investment income (loss)	0.58%(f)	1.76%	1.42%	0.40%	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 3/21/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0033	0.0203	0.0170	0.0071	0.0014
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0033	0.0203	0.0170	0.0071	0.0014
Distributions to shareholders from:
Net investment income	(0.0033)	(0.0203)	(0.0170)	(0.0071)	(0.0014)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0033)	(0.0203)	(0.0170)	(0.0071)	(0.0014)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.33%	2.05%	1.68%	0.71%	0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$601,449	$726,126	$1,875,096	$1,245,204	$230,156
Ratios to Average Net Assets:
Total expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%(d)
Net expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	0.57%(d)	2.08%	1.68%	0.83%	0.21%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0037	0.0211	0.0170	0.0079	0.0025	0.0000(b)(c)
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	(0.0000)(b)	0.0000(b)
Total from investment operations	0.0037	0.0211	0.0170	0.0079	0.0025	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0037)	(0.0211)	(0.0170)	(0.0079)	(0.0025)	(0.0000)(b)
Net realized gains	—	—	—	(0.0000)(b)	—	—
Total distributions	(0.0037)	(0.0211)	(0.0170)	(0.0079)	(0.0025)	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	0.37%	2.13%	1.76%	0.79%	0.25%	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$80,361,732	$52,826,660	$32,939,927	$38,921,503	$43,302,733	$13,516,264
Ratios to Average Net Assets:
Total expenses	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.09%
Net investment income (loss)	0.59%(f)	2.08%	1.74%	0.78%	0.27%	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class G(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0039	0.0215	0.0180	0.0082	0.0029	0.0002(b)
Net realized gain (loss)	0.0000(c)	0.0000(c)	—	0.0001	0.0000(c)	0.0000(c)
Total from investment operations	0.0039	0.0215	0.0180	0.0083	0.0029	0.0002
Distributions to shareholders from:
Net investment income	(0.0039)	(0.0215)	(0.0180)	(0.0083)	(0.0029)	(0.0002)
Net realized gains	—	—	—	(0.0000)(c)	—	—
Total distributions	(0.0039)	(0.0215)	(0.0180)	(0.0083)	(0.0029)	(0.0002)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	0.39%	2.17%	1.80%	0.83%	0.29%	0.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,772,445	$3,607,164	$3,065,834	$4,349,842	$581,991	$732,938
Ratios to Average Net Assets:
Total expenses	0.08%(e)	0.08%	0.08%	0.08%	0.08%	0.08%
Net expenses	0.08%(e)	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	0.69%(e)	2.12%	1.74%	0.95%	0.29%	0.02%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Investment Class Investor Class Institutional Class Premier Class Select Class Class G	August 23, 2016 October 17, 2007 March 21, 2016 January 18, 2018 October 25, 2007 Not commenced October 5, 2014	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.27% at June 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2020, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis (the "Total Annual Fund Operating Expense Waiver"). This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended June 30, 2020, the Adviser waived fees in the amount of $120,170.
Effective September 23, 2019, the Adviser was contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceeded 0.42% of average daily net assets on an annual basis. This reimbursement arrangement for Investment Class shares of the Fund was applied after giving effect to the Total Annual Fund Operating Expense Waiver for the Fund. SSGA FM reimbursed $89,216 to the Investment Class shares during the period ended June 30, 2020.This reimbursement arrangement expired on April 30, 2020.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Reimbursement payments by the Fund to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2020 were $553,123.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, each share class of the Fund, except class G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10%, of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2020, the Fund's Administration Class shares and Investment Class shares paid $518,742 and $242,158 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.25% and 0.08%, respectively, of the eligible average daily net assets of the Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares respectively. During the period ended June 30, 2020, the Fund’s Administration Class shares, Institutional Class shares, Investment Class shares and Investor Class shares paid SSGA FD $2,074,966, $374,635, $605,395 and $400,920, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional U.S. Government Money Market Fund
Administration Class	0.33%	$1,002.60	$1.63	$1,023.10	$1.65
Institutional Class	0.15	1,003.50	0.74	1,024.00	0.75
Investment Class	0.37	1,002.50	1.83	1,022.90	1.85
Investor Class	0.20	1,003.30	0.99	1,023.70	1.00
Premier Class	0.12	1,003.70	0.59	1,024.10	0.60
Class G	0.08	1,003.90	0.40	1,024.30	0.40
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 182, then divided by 366.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS INAPPROVING CONTINUATION OF INVESTMENTADVISORYAGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval2.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional U.S. Government Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
_______________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3-, and 5-year periods and equal to the median of its Performance Group for the 10-year period. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2020
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2020

% of Net Assets
Treasury Debt	50.9%
Government Agency Debt	27.1
Treasury Repurchase Agreements	13.5
Government Agency Repurchase Agreements	5.9
Other Assets in Excess of Liabilities	2.6
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2020

% of Net Assets
Overnight (1 Day)	15.4%
2 to 30 Days	20.3
31 to 60 Days	17.2
61 to 90 Days	12.0
Over 90 Days	32.5
Total	97.4%
Average days to maturity	37
Weighted average life	93
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—27.1%
Federal Farm Credit Bank, SOFR + 0.04%(a)	0.115%	07/01/2020	09/11/2020	$ 149,000,000	$ 149,000,000
Federal Farm Credit Bank (b)	0.120%	07/10/2020	07/10/2020	120,000,000	119,996,400
Federal Farm Credit Bank, SOFR + 0.04%(a)	0.120%	07/01/2020	02/09/2021	121,000,000	121,000,000
Federal Farm Credit Bank (b)	0.130%	07/23/2020	07/23/2020	100,000,000	99,992,056
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05%(a)	0.150%	07/16/2020	09/16/2020	146,000,000	145,998,630
Federal Farm Credit Bank, SOFR + 0.08%(a)	0.160%	07/01/2020	01/14/2021	75,700,000	75,700,000
Federal Farm Credit Bank, 1 Month USD LIBOR(a)	0.191%	07/13/2020	11/12/2020	358,400,000	358,386,831
Federal Farm Credit Bank, 1 Month USD LIBOR(a)	0.194%	07/17/2020	03/17/2021	165,000,000	164,987,462
Federal Farm Credit Bank, 3 Month USD MMY + 0.10%(a)	0.250%	07/01/2020	01/18/2022	100,000,000	99,993,157
Federal Farm Credit Bank, 3 Month USD MMY + 0.11%(a)	0.260%	07/01/2020	12/28/2020	16,000,000	15,994,450
Federal Farm Credit Bank, 3 Month USD MMY + 0.13%(a)	0.280%	07/01/2020	02/28/2022	275,000,000	275,000,000
Federal Farm Credit Bank (b)	0.440%	07/13/2020	07/13/2020	113,000,000	112,983,427
Federal Farm Credit Bank (b)	0.440%	08/03/2020	08/03/2020	70,000,000	69,971,767
Federal Farm Credit Bank, 3 month LIBOR - 0.12%(a)	0.978%	07/22/2020	07/22/2021	181,300,000	181,300,000
Federal Farm Credit Bank (b)	1.570%	07/08/2020	07/08/2020	16,000,000	15,995,116
Federal Farm Credit Bank (b)	1.570%	07/27/2020	07/27/2020	150,000,000	149,829,917
Federal Farm Credit Bank (b)	1.570%	08/14/2020	08/14/2020	50,000,000	49,904,056
Federal Home Loan Bank, 3 month LIBOR - 0.22%(a)	0.093%	09/15/2020	09/15/2020	480,000,000	480,000,000
Federal Home Loan Bank, SOFR + 0.03%(a)	0.110%	07/01/2020	08/05/2020	190,000,000	190,000,000
Federal Home Loan Bank, SOFR + 0.03%(a)	0.110%	07/01/2020	08/21/2020	388,200,000	388,189,558
Federal Home Loan Bank, SOFR + 0.03%(a)	0.110%	07/01/2020	09/04/2020	750,000,000	749,980,291
Federal Home Loan Bank, SOFR + 0.03%(a)	0.110%	07/01/2020	11/06/2020	109,000,000	109,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.06%(a)	0.130%	07/13/2020	08/13/2020	312,000,000	312,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	0.140%	07/09/2020	01/08/2021	345,000,000	345,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	0.145%	07/07/2020	08/07/2020	555,500,000	555,500,000
Federal Home Loan Bank (b)	0.148%	08/28/2020	08/28/2020	217,000,000	216,948,257
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	0.154%	07/17/2020	12/17/2020	300,000,000	300,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	0.155%	07/22/2020	03/22/2021	100,000,000	100,005,545
Federal Home Loan Bank, SOFR + 0.08%(a)	0.155%	07/01/2020	06/11/2021	145,000,000	145,000,000
Federal Home Loan Bank (b)	0.158%	11/12/2020	11/12/2020	387,000,000	386,772,401
Federal Home Loan Bank (b)	0.160%	11/20/2020	11/20/2020	250,000,000	250,000,000
Federal Home Loan Bank, SOFR + 0.08%(a)	0.160%	07/01/2020	03/04/2021	330,700,000	330,700,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	0.163%	07/11/2020	01/11/2021	249,500,000	249,500,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	0.165%	07/16/2020	04/16/2021	615,800,000	615,800,000
Federal Home Loan Bank, SOFR + 0.09%(a)	0.170%	07/01/2020	11/20/2020	450,000,000	450,000,000
Federal Home Loan Bank (b)	0.180%	12/28/2020	12/28/2020	25,000,000	24,977,500
Federal Home Loan Bank, SOFR + 0.10%(a)	0.180%	07/01/2020	12/23/2020	311,000,000	311,000,000
Federal Home Loan Bank, SOFR + 0.12%(a)	0.200%	07/01/2020	02/28/2022	130,000,000	130,000,000
Federal Home Loan Bank, SOFR + 0.14%(a)	0.215%	07/01/2020	03/10/2021	138,800,000	138,800,000
Federal Home Loan Bank (b)	0.240%	08/07/2020	08/07/2020	413,500,000	413,398,003
Federal Home Loan Bank, SOFR + 0.16%(a)	0.240%	07/01/2020	07/24/2020	765,300,000	765,285,291
Federal Home Loan Bank, SOFR + 0.16%(a)	0.240%	07/01/2020	01/07/2021	579,500,000	579,500,000
Federal Home Loan Bank (b)	0.310%	07/10/2020	07/10/2020	416,300,000	416,267,737
Federal Home Loan Bank, SOFR + 0.23%(a)	0.310%	07/01/2020	04/13/2021	576,500,000	576,500,000
Federal Home Loan Bank (b)	0.440%	09/04/2020	09/04/2020	213,900,000	213,730,068
Federal Home Loan Bank (b)	0.440%	09/11/2020	09/11/2020	741,500,000	740,847,480
Federal Home Loan Bank (b)	0.460%	07/14/2020	07/14/2020	500,000,000	499,916,944
Federal Home Loan Bank (b)	1.440%	08/26/2020	08/26/2020	100,000,000	99,776,000
Federal Home Loan Bank (b)	1.550%	07/16/2020	07/16/2020	97,500,000	97,437,031
Federal Home Loan Bank (b)	1.554%	07/22/2020	07/22/2020	100,000,000	99,909,350
Federal Home Loan Bank (b)	1.559%	07/29/2020	07/29/2020	540,400,000	540,327,359
Federal Home Loan Bank (b)	1.570%	07/15/2020	07/15/2020	750,000,000	749,544,028
Federal Home Loan Bank (b)	1.570%	07/31/2020	07/31/2020	615,000,000	614,195,375
Federal Home Loan Mortgage Corp., SOFR + 0.01%(a)	0.090%	07/01/2020	08/25/2020	372,300,000	372,300,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp., SOFR + 0.02%(a)	0.100%	07/01/2020	07/08/2020	$ 400,000,000	$ 400,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.02%(a)	0.100%	07/01/2020	07/10/2020	300,000,000	299,995,143
Federal Home Loan Mortgage Corp., SOFR + 0.02%(a)	0.100%	07/01/2020	11/20/2020	249,000,000	249,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.03%(a)	0.105%	07/01/2020	02/26/2021	400,000,000	400,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.03%(a)	0.110%	07/01/2020	02/24/2021	381,300,000	381,300,000
Federal Home Loan Mortgage Corp. (b)	0.120%	08/19/2020	08/19/2020	597,000,000	596,902,490
Federal Home Loan Mortgage Corp., SOFR + 0.04%(a)	0.120%	07/01/2020	09/10/2020	200,000,000	200,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.04%(a)	0.120%	07/01/2020	12/04/2020	944,800,000	944,800,000
Federal Home Loan Mortgage Corp., SOFR + 0.15%(a)	0.230%	07/01/2020	03/04/2022	200,000,000	199,914,812
Federal Home Loan Mortgage Corp., SOFR + 0.19%(a)	0.270%	07/01/2020	06/02/2022	460,000,000	460,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.24%(a)	0.320%	07/01/2020	07/23/2021	271,800,000	271,800,000
Federal Home Loan Mortgage Corp., SOFR + 0.30%(a)	0.380%	07/01/2020	10/25/2021	226,500,000	226,500,000
Federal Home Loan Mortgage Corp. (b)	1.465%	08/13/2020	08/13/2020	805,500,000	804,090,487
Federal National Mortgage Assoc., SOFR + 0.04%(a)	0.120%	07/01/2020	12/04/2020	568,700,000	568,700,000
Federal National Mortgage Assoc., SOFR + 0.04%(a)	0.120%	07/01/2020	01/29/2021	352,000,000	352,006,227
Federal National Mortgage Assoc., SOFR + 0.05%(a)	0.130%	07/01/2020	03/04/2021	365,400,000	365,400,000
Federal National Mortgage Assoc., SOFR + 0.08%(a)	0.155%	07/01/2020	10/30/2020	229,100,000	229,107,177
Federal National Mortgage Assoc., SOFR + 0.20%(a)	0.280%	07/01/2020	06/15/2022	457,150,000	457,150,000
Federal National Mortgage Assoc., SOFR + 0.31%(a)	0.390%	07/01/2020	10/25/2021	250,000,000	250,000,000
Federal National Mortgage Assoc., SOFR + 0.32%(a)	0.400%	07/01/2020	10/22/2021	224,800,000	224,800,000
Federal National Mortgage Assoc., SOFR + 0.33%(a)	0.410%	07/01/2020	10/15/2021	224,500,000	224,500,000
Federal National Mortgage Assoc., SOFR + 0.35%(a)	0.430%	07/01/2020	10/15/2021	226,600,000	226,600,000
Federal National Mortgage Assoc. (b)	0.460%	07/16/2020	07/16/2020	240,000,000	239,954,000
TOTAL GOVERNMENT AGENCY DEBT					24,336,661,823
TREASURY DEBT—50.9%
U.S. Treasury Bill (b)	0.040%	07/02/2020	07/02/2020	396,250,000	396,248,877
U.S. Treasury Bill (b)	0.110%	07/07/2020	07/07/2020	2,000,000,000	1,999,960,833
U.S. Treasury Bill (b)	0.110%	08/04/2020	08/04/2020	1,779,750,000	1,779,533,889
U.S. Treasury Bill (b)	0.115%	08/18/2020	08/18/2020	1,001,250,000	1,001,095,807
U.S. Treasury Bill (b)	0.125%	07/14/2020	07/14/2020	1,700,250,000	1,700,179,573
U.S. Treasury Bill (b)	0.125%	07/23/2020	07/23/2020	949,750,000	949,677,450
U.S. Treasury Bill (b)	0.125%	08/25/2020	08/25/2020	950,500,000	950,318,481
U.S. Treasury Bill (b)	0.125%	10/06/2020	10/06/2020	950,312,000	949,937,299
U.S. Treasury Bill (b)	0.135%	09/29/2020	09/29/2020	779,750,000	779,496,581
U.S. Treasury Bill (b)	0.135%	11/05/2020	11/05/2020	1,306,025,000	1,305,403,952
U.S. Treasury Bill (b)	0.136%	09/17/2020	09/17/2020	1,001,250,000	1,000,930,585
U.S. Treasury Bill (b)	0.141%	09/01/2020	09/01/2020	1,000,778,000	1,000,535,840
U.S. Treasury Bill (b)	0.142%	10/13/2020	10/13/2020	550,500,000	550,274,968
U.S. Treasury Bill (b)	0.145%	09/10/2020	09/10/2020	1,000,000,000	999,714,028
U.S. Treasury Bill (b)	0.145%	10/22/2020	10/22/2020	499,750,000	499,522,544
U.S. Treasury Bill (b)	0.150%	09/08/2020	09/08/2020	646,000,000	645,820,557
U.S. Treasury Bill (b)	0.150%	10/27/2020	10/27/2020	294,000,000	293,857,884
U.S. Treasury Bill (b)	0.150%	10/29/2020	10/29/2020	500,250,000	499,999,875
U.S. Treasury Bill (b)	0.150%	11/12/2020	11/12/2020	800,000,000	799,545,889
U.S. Treasury Bill (b)	0.150%	11/19/2020	11/19/2020	500,667,000	500,372,858
U.S. Treasury Bill (b)	0.155%	10/20/2020	10/20/2020	1,000,750,000	1,000,277,896
U.S. Treasury Bill (b)	0.160%	10/08/2020	10/08/2020	449,500,000	449,302,220
U.S. Treasury Bill (b)	0.160%	11/27/2020	11/27/2020	500,500,000	500,168,558
U.S. Treasury Bill (b)	0.165%	07/28/2020	07/28/2020	1,428,750,000	1,428,590,045
U.S. Treasury Bill (b)	0.165%	10/01/2020	10/01/2020	1,000,500,000	1,000,104,296
U.S. Treasury Bill (b)	0.165%	12/31/2020	12/31/2020	449,750,000	449,374,834
U.S. Treasury Bill (b)	0.165%	01/28/2021	01/28/2021	260,125,000	259,873,437
U.S. Treasury Bill (b)	0.170%	09/24/2020	09/24/2020	400,000,000	399,853,611
U.S. Treasury Bill (b)	0.170%	11/03/2020	11/03/2020	250,250,000	250,102,283
U.S. Treasury Bill (b)	0.170%	12/03/2020	12/03/2020	355,750,000	355,489,611
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bill (b)	0.180%	11/10/2020	11/10/2020	$ 500,500,000	$ 500,169,670
U.S. Treasury Bill (b)	0.180%	02/25/2021	02/25/2021	125,000,000	124,850,625
U.S. Treasury Bill (b)	0.185%	11/24/2020	11/24/2020	450,500,000	450,162,000
U.S. Treasury Bill (b)	0.185%	12/17/2020	12/17/2020	250,000,000	249,782,882
U.S. Treasury Bill (b)	0.190%	09/22/2020	09/22/2020	1,181,000,000	1,180,505,735
U.S. Treasury Bill (b)	0.200%	07/21/2020	07/21/2020	900,750,000	900,676,345
U.S. Treasury Bill (b)	0.250%	09/15/2020	09/15/2020	1,200,375,000	1,199,885,092
U.S. Treasury Bill (b)	0.290%	10/15/2020	10/15/2020	1,095,000,000	1,094,210,742
U.S. Treasury Bill (b)	0.500%	09/03/2020	09/03/2020	1,351,000,000	1,350,674,435
U.S. Treasury Bill (b)	1.438%	08/27/2020	08/27/2020	699,500,000	699,355,031
U.S. Treasury Bill (b)	1.510%	08/13/2020	08/13/2020	2,551,125,000	2,549,180,658
U.S. Treasury Bill (b)	1.519%	08/20/2020	08/20/2020	1,500,375,000	1,499,156,523
U.S. Treasury Bill (b)	1.520%	07/09/2020	07/09/2020	1,309,500,000	1,309,465,625
U.S. Treasury Bill (b)	1.520%	08/06/2020	08/06/2020	1,503,625,000	1,503,427,847
U.S. Treasury Bill (b)	1.530%	07/16/2020	07/16/2020	644,500,000	644,424,808
U.S. Treasury Bill (b)	1.535%	07/30/2020	07/30/2020	1,420,250,000	1,420,106,405
U.S. Treasury Note, 3 Month USD MMY + 0.04%(a)	0.193%	07/01/2020	07/31/2020	89,400,000	89,395,844
U.S. Treasury Note, 3 Month USD MMY + 0.05%(a)	0.195%	07/01/2020	10/31/2020	124,100,000	124,076,412
U.S. Treasury Note, 3 Month USD MMY + 0.12%(a)	0.265%	07/01/2020	01/31/2021	280,800,000	280,640,367
U.S. Treasury Note, 3 Month USD MMY + 0.14%(a)	0.289%	07/01/2020	04/30/2021	740,000,000	739,521,797
U.S. Treasury Note, 3 Month USD MMY + 0.15%(a)	0.304%	07/01/2020	01/31/2022	200,000,000	199,980,424
U.S. Treasury Note, 3 Month USD MMY + 0.22%(a)	0.370%	07/01/2020	07/31/2021	1,577,300,000	1,576,816,131
U.S. Treasury Note, 3 Month USD MMY + 0.30%(a)	0.450%	07/01/2020	10/31/2021	835,509,200	835,948,090
U.S. Treasury Note (b)	1.610%	08/31/2020	08/31/2020	218,700,000	219,064,743
U.S. Treasury Note (b)	1.616%	08/31/2020	08/31/2020	178,497,000	178,425,843
TOTAL TREASURY DEBT					45,615,468,635
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—5.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Bank, 0.000% due 12/31/2020, valued at $31,620,728); expected proceeds $31,000,078	0.090%	07/01/2020	07/01/2020	31,000,000	31,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Government National Mortgage Associations, 3.500% – 4.500% due 03/20/2044 – 04/20/2050, valued at $96,900,000); expected proceeds $95,000,211	0.080%	07/01/2020	07/01/2020	95,000,000	95,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Farm Credit Banks, 2.990% – 4.140% due 07/18/2034 – 08/02/2038, Federal Home Loan Banks, 3.000% – 4.250% due 07/06/2032 – 11/18/2039, Federal Home Loan Mortgage Corporations, 0.000% – 6.250% due 09/15/2029 – 07/15/2032, Federal National Mortgage Associations, 0.000% due 03/23/2028 – 01/15/2033, a U.S. Treasury Note, 0.250% due 06/30/2025, and U.S. Treasury Strips, 0.000% due 11/15/2036 – 08/15/2047, valued at $102,000,055); expected proceeds $100,000,222	0.080%	07/01/2020	07/01/2020	100,000,000	100,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.000% due 07/01/2040 – 04/01/2050, Federal National Mortgage Associations, 3.000% – 6.000% due 04/01/2039 – 02/01/2050, Government National Mortgage Associations, 2.500% – 5.000% due 01/15/2040 – 04/20/2050, a U.S. Treasury Bond, 2.875% due 11/15/2046, and a U.S. Treasury Note, 0.125% due 06/30/2022, valued at $306,000,017); expected proceeds $300,000,750	0.090%	07/01/2020	07/01/2020	$ 300,000,000	$ 300,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/26/2020 (collateralized by Federal Farm Credit Banks, 0.158% – 3.730% due 09/01/2020 – 09/20/2028, Federal Home Loan Banks, 0.240% – 5.375% due 03/12/2021 – 09/14/2029, Federal Home Loan Mortgage Corporations, 0.375% – 6.750% due 07/01/2020 – 09/15/2029, Federal National Mortgage Associations, 0.500% – 7.250% due 10/30/2020 – 11/15/2030, Government National Mortgage Associations, 0.283% – 6.055% due 09/20/2033 – 10/20/2062, Resolution Funding Strips, 0.000% – 8.875% due 01/15/2021 – 04/15/2030, a Tennessee Valley Authority, 5.880% due 04/01/2036, and U.S. Treasury Strips, 0.000% due 02/15/2023 – 05/15/2024, valued at $510,006,019); expected proceeds $500,007,500
	0.090%	07/02/2020	07/02/2020	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/26/2020 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 38.192% due 10/15/2020 – 05/15/2053, Federal National Mortgage Associations, 0.000% – 35.078% due 09/25/2020 – 06/25/2050, and Government National Mortgage Associations, 0.000% – 6.510% due 05/20/2043 – 05/20/2070, valued at $1,030,000,000); expected proceeds $1,000,016,667	0.100%	07/02/2020	07/02/2020	1,000,000,000	1,000,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2020 (collateralized by a Federal National Mortgage Association, 4.500% due 07/01/2048, and a Government National Mortgage Association, 3.000% due 08/20/2049, valued at $153,000,001); expected proceeds $150,002,333	0.080%	07/01/2020	07/01/2020	150,000,000	150,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 3.000% due 10/01/2048, valued at $33,660,001); expected proceeds $33,000,083	0.090%	07/01/2020	07/01/2020	33,000,000	33,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/17/2020 (collateralized by Federal Home Loan Mortgage Corporations, 2.309% – 4.500% due 11/01/2029 – 11/01/2049, Federal National Mortgage Associations, 2.500% – 6.500% due 07/01/2027 – 09/01/2057, and a Government National Mortgage Association, 4.500% due 01/20/2049, valued at $510,000,000); expected proceeds $500,070,833 (c)	0.170%	07/17/2020	07/17/2020	500,000,000	500,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/18/2020 (collateralized by Federal Home Loan Mortgage Corporations, 2.309% – 4.500% due 11/01/2029 – 11/01/2049, and Federal National Mortgage Associations, 2.000% – 4.500% due 07/01/2027 – 05/01/2058, valued at $51,000,001); expected proceeds $50,007,556 (c)	0.170%	07/20/2020	07/20/2020	$ 50,000,000	$ 50,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2020 (collateralized by Federal Home Loan Mortgage Corporations, 2.752% – 4.500% due 05/01/2036 – 05/01/2050, and Federal National Mortgage Associations, 2.516% – 5.500% due 02/01/2042 – 04/01/2050, valued at $153,004,165); expected proceeds $150,017,500	0.140%	07/07/2020	07/07/2020	150,000,000	150,000,000
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 06/01/2025 – 06/01/2050, and Federal National Mortgage Associations, 2.000% – 5.500% due 04/01/2022 – 06/01/2050, valued at $69,360,001); expected proceeds $68,000,170	0.090%	07/01/2020	07/01/2020	68,000,000	68,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 2.000% due 06/01/2050, Federal National Mortgage Associations, 3.000% – 4.500% due 06/01/2034 – 06/01/2050, Government National Mortgage Associations, 2.500% – 4.500% due 10/20/2048 – 06/20/2050, and a U.S. Treasury Note, 2.875% due 10/31/2023, valued at $255,000,100); expected proceeds $250,000,625	0.090%	07/01/2020	07/01/2020	250,000,000	250,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 06/01/2047, Federal National Mortgage Associations, 2.500% – 5.000% due 01/01/2028 – 05/01/2050, Government National Mortgage Associations, 3.000% – 5.500% due 11/20/2041 – 06/20/2050, and a U.S. Treasury Note, 2.375% due 05/15/2029, valued at $459,000,000); expected proceeds $450,001,125	0.090%	07/01/2020	07/01/2020	450,000,000	450,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Government National Mortgage Association, 0.390% due 03/20/2037, U.S. Treasury Bonds, 2.000% – 3.000% due 02/15/2048 – 02/15/2050, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2041, and U.S. Treasury Strips, 0.000% due 05/15/2035 – 08/15/2048, valued at $126,487,014); expected proceeds $124,000,241	0.070%	07/01/2020	07/01/2020	124,000,000	124,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 3.500% due 11/01/2048 – 05/01/2050, Government National Mortgage Associations, 3.000% – 4.500% due 05/15/2043 – 05/20/2050, U.S. Treasury Bonds, 2.250% – 3.625% due 02/15/2042 – 08/15/2049, U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 04/15/2022 – 01/15/2030, and U.S. Treasury Notes, 0.125% – 3.125% due 05/15/2021 – 02/15/2030, valued at $918,000,002); expected proceeds $900,001,750	0.070%	07/01/2020	07/01/2020	900,000,000	900,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Bank, 0.000% due 07/15/2020, and a U.S. Treasury Strip, 0.000% due 11/15/2043, valued at $83,640,887); expected proceeds $82,000,159	0.070%	07/01/2020	07/01/2020	$ 82,000,000	$ 82,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a Federal Home Loan Bank, 0.000% due 07/15/2020, valued at $65,280,997); expected proceeds $64,000,160	0.090%	07/01/2020	07/01/2020	64,000,000	64,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by Federal Farm Credit Banks, 0.300% – 5.250% due 02/23/2021 – 12/14/2044, Federal Home Loan Banks, 0.350% – 1.800% due 07/24/2020 – 06/29/2035, Federal Home Loan Mortgage Corporations, 0.250% – 6.250% due 06/08/2022 – 07/01/2050, Federal National Mortgage Associations, 0.370% – 0.650% due 06/30/2023 – 06/30/2025, Government National Mortgage Associations, 2.500% – 3.000% due 05/20/2050 – 06/20/2050, a Resolution Funding Strip, 0.000% due 07/15/2020, Tennessee Valley Authorities, 0.000% – 1.875% due 07/15/2020 – 05/15/2025, and a U.S. Treasury Bond, 0.000% due 10/03/2022, valued at $433,501,181); expected proceeds $425,001,063
	0.090%	07/01/2020	07/01/2020	425,000,000	425,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					5,272,000,000
TREASURY REPURCHASE AGREEMENTS—13.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Note, 2.625% due 12/31/2023, and a U.S. Treasury Strip, 0.000% due 05/15/2030, valued at $45,900,000); expected proceeds $45,000,088	0.070%	07/01/2020	07/01/2020	45,000,000	45,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 12/24/2020, a U.S. Treasury Bond, 3.625% due 02/15/2044, and U.S. Treasury Notes, 1.500% – 2.875% due 11/30/2021 – 02/15/2030, valued at $255,000,121); expected proceeds $250,000,556	0.080%	07/01/2020	07/01/2020	250,000,000	250,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 01/28/2021, U.S. Treasury Bonds, 3.000% – 4.750% due 05/15/2040 – 05/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 04/15/2021 – 01/15/2028, and U.S. Treasury Notes, 0.250% – 3.000% due 07/15/2021 – 08/15/2029, valued at $255,000,087); expected proceeds $250,000,486	0.070%	07/01/2020	07/01/2020	250,000,000	250,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 3.625% due 02/15/2044, and U.S. Treasury Notes, 1.500% - 2.375% due 03/15/2022 – 09/15/2022, valued at $612,000,146); expected proceeds $600,001,166	0.070%	07/01/2020	07/01/2020	600,000,000	600,000,000
Agreement with Barclays Capital, Inc., dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 2.875% - 3.000% due 05/15/2043 – 11/15/2044, and a U.S. Treasury Note, 2.250% due 11/15/2027, valued at $669,887,933); expected proceeds $655,002,183	0.120%	07/01/2020	07/01/2020	655,000,000	655,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/26/2020 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2020 – 07/09/2020, a U.S. Treasury Bond, 2.750% due 08/15/2042, a U.S. Treasury Inflation Index Note, 0.250% due 07/15/2029, and U.S. Treasury Notes, 1.750% due 07/31/2021 – 07/15/2022, valued at $153,000,037); expected proceeds $150,002,000	0.080%	07/02/2020	07/02/2020	$ 150,000,000	$ 150,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 1.125% – 4.625% due 11/15/2039 – 05/15/2040, valued at $153,000,151); expected proceeds $150,000,292	0.070%	07/01/2020	07/01/2020	150,000,000	150,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 3.875% due 08/15/2040, valued at $70,380,097); expected proceeds $69,000,134	0.070%	07/01/2020	07/01/2020	69,000,000	69,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 09/15/2020 – 05/20/2021, a U.S. Treasury Bond, 2.500% due 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 04/15/2022 – 01/15/2029, and U.S. Treasury Notes, 0.375% – 2.125% due 03/31/2022 – 07/31/2026, valued at $1,734,000,045); expected proceeds $1,700,004,250	0.090%	07/01/2020	07/01/2020	1,700,000,000	1,700,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2030, and U.S. Treasury Notes, 1.375% – 1.625% due 10/15/2022 – 11/30/2026, valued at $2,040,515,922); expected proceeds $2,000,005,080	0.090%	07/01/2020	07/01/2020	2,000,000,080	2,000,000,080
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 3.000% due 02/15/2048, a U.S. Treasury Note, 0.125% due 06/30/2022, and U.S. Treasury Strips, 0.000% due 02/15/2025 - 11/15/2028, valued at $295,800,052); expected proceeds $290,000,053	0.070%	07/01/2020	07/01/2020	290,000,000	290,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/26/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 07/28/2020, U.S. Treasury Bonds, 3.625% – 8.000% due 11/15/2021 – 02/15/2044, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2041, U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 01/15/2022 – 01/15/2028, and U.S. Treasury Notes, 0.375% – 2.875% due 03/15/2023 – 05/15/2029, valued at $102,000,069); expected proceeds $100,001,333	0.080%	07/02/2020	07/02/2020	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 06/17/2021, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2025, and U.S. Treasury Notes, 1.125% – 1.375% due 01/31/2021 – 02/28/2025, valued at $1,065,900,012); expected proceeds $1,045,002,032	0.070%	07/01/2020	07/01/2020	1,045,000,000	1,045,000,000
Agreement with LLOYDS Bank PLC, dated 05/22/2020 (collateralized by a U.S. Treasury Note, 6.750% due 08/15/2026, valued at $205,031,840); expected proceeds $200,050,833 (c)	0.150%	07/22/2020	07/22/2020	200,000,000	200,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with LLOYDS Bank PLC, dated 05/22/2020 (collateralized by U.S. Treasury Inflation Index Notes, 1.125% due 04/15/2022 – 01/15/2023 and a U.S. Treasury Note, 1.750% due 07/15/2022, valued at $205,047,134); expected proceeds $200,088,778 (c)	0.170%	08/24/2020	08/24/2020	$ 200,000,000	$ 200,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 12/10/2020, a U.S. Treasury Bond, 4.375% due 05/15/2040, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2027, and U.S. Treasury Notes, 0.125% – 3.125% due 12/31/2020 – 11/15/2028, valued at $103,020,201); expected proceeds $101,000,196	0.070%	07/01/2020	07/01/2020	101,000,000	101,000,000
Agreement with MUFG Securities, dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.500% - 4.375% due 05/15/2041 – 02/15/2049 and U.S. Treasury Notes, 1.750% - 2.625% due 01/31/2022 – 04/30/2024, valued at $1,837,902,497); expected proceeds $1,800,005,000	0.100%	07/01/2020	07/01/2020	1,800,000,000	1,800,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 05/13/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 1.750% – 2.000% due 11/15/2026 – 11/15/2029, valued at $397,800,000); expected proceeds $390,169,433 (c)	0.170%	08/13/2020	08/13/2020	390,000,000	390,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 05/29/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 1.750% due 11/15/2029, valued at $198,900,077); expected proceeds $195,032,175	0.180%	07/01/2020	07/01/2020	195,000,000	195,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/04/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 1.750% – 2.000% due 06/30/2024 – 11/15/2029, valued at $204,000,016); expected proceeds $200,029,556	0.190%	07/02/2020	07/02/2020	200,000,000	200,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, valued at $153,000,022); expected proceeds $150,055,125 (c)	0.210%	09/01/2020	09/01/2020	150,000,000	150,000,000
Agreement with Prudential Insurance Co., dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 3.750% due 11/15/2043 and U.S. Treasury Strips, 0.000% due 11/15/2026 – 02/15/2045, valued at $95,487,722); expected proceeds $93,256,159	0.100%	07/01/2020	07/01/2020	93,255,900	93,255,900
Agreement with Prudential Insurance Co., dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.375% - 3.750% due 05/15/2043 – 11/15/2049, valued at $399,288,647); expected proceeds $391,227,687	0.100%	07/01/2020	07/01/2020	391,226,600	391,226,600
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.375% – 6.000% due 02/15/2026 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.750% – 2.000% due 01/15/2026 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2022 – 01/15/2026, and U.S. Treasury Notes, 2.125% – 3.000% due 12/31/2022 – 02/15/2029, valued at $510,000,042); expected proceeds $500,000,972	0.070%	07/01/2020	07/01/2020	$ 500,000,000	$ 500,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 08/13/2020, and a U.S. Treasury Bond, 2.375% due 11/15/2049, valued at $98,940,088); expected proceeds $97,000,243	0.090%	07/01/2020	07/01/2020	97,000,000	97,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.875% – 5.000% due 05/15/2037 – 08/15/2045, U.S. Treasury Inflation Index Bonds, 1.000% – 3.875% due 01/15/2029 – 02/15/2049, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2022, and U.S. Treasury Notes, 0.269% – 2.875% due 12/15/2020 – 08/15/2028, valued at $102,000,010); expected proceeds $100,000,194	0.070%	07/01/2020	07/01/2020	100,000,000	100,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2020 – 03/25/2021, U.S. Treasury Bonds, 2.250% – 8.750% due 08/15/2020 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.625% – 3.625% due 01/15/2025 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 01/15/2021 – 01/15/2030, U.S. Treasury Notes, 0.198% – 2.875% due 07/15/2020 – 07/31/2026, and U.S. Treasury Strips, 0.000% due 05/15/2022 – 02/15/2025, valued at $357,000,099); expected proceeds $350,000,681	0.070%	07/01/2020	07/01/2020	350,000,000	350,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					12,071,482,580
TOTAL INVESTMENTS –97.4% (d)(e)					87,295,613,038
Other Assets in Excess of Liabilities —2.6%					2,314,075,285
NET ASSETS –100.0%					$ 89,609,688,323
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $1,490,000,000 or 1.7% of net assets as of June 30, 2020.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$69,952,130,458
Repurchase agreements, at value and amortized cost	17,343,482,580
Total Investments	87,295,613,038
Cash	3,209,426,453
Interest receivable — unaffiliated issuers	9,149,501
TOTAL ASSETS	90,514,188,992
LIABILITIES
Payable for investments purchased	899,704,019
Advisory and administrator fee payable	3,948,635
Custody, sub-administration and transfer agent fees payable	789,540
Professional fees payable	36,101
Printing fees payable	6,713
Accrued expenses and other liabilities	15,661
TOTAL LIABILITIES	904,500,669
NET ASSETS	$89,609,688,323
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$294,144,472
EXPENSES
Advisory and administrator fee	20,479,427
Custodian, sub-administrator and transfer agent fees	5,151,741
Trustees’ fees and expenses	356,275
Professional fees and expenses	327,601
Printing and postage fees	9,916
Insurance expense	10,967
Miscellaneous expenses	67,997
TOTAL EXPENSES	26,403,924
NET INVESTMENT INCOME (LOSS)	$267,740,548
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,597
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$267,748,145
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 267,740,548	$ 1,123,671,534
Net realized gain (loss)	7,597	61,113
Net increase (decrease) in net assets resulting from operations	267,748,145	1,123,732,647
CAPITAL TRANSACTIONS
Contributions	139,583,906,939	177,701,232,695
Withdrawals	(111,129,750,395)	(159,158,963,953)
Net increase (decrease) in net assets from capital transactions	28,454,156,544	18,542,268,742
Net increase (decrease) in net assets during the period	28,721,904,689	19,666,001,389
Net assets at beginning of period	60,887,783,634	41,221,782,245
NET ASSETS AT END OF PERIOD	$ 89,609,688,323	$ 60,887,783,634
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	0.42%	2.20%	1.81%	0.74%	0.31%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$89,609,688	$60,887,784	$41,221,782	$48,665,017	$50,925,227	$16,023,491
Ratios to average net assets:
Total expenses	0.06%(b)	0.07%	0.07%	0.06%	0.07%	0.07%
Net investment income (loss)	0.65%(b)	2.13%	1.78%	0.85%	0.32%	0.03%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
15

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2020, the Portfolio had invested in repurchase agreements with the gross values of $17,343,482,580 and associated collateral equal to $17,707,264,236.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,004.20	$0.30	$1,024.40	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS INAPPROVING CONTINUATION OF INVESTMENTADVISORYAGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of
22

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3-, and 5-year periods and equal to the median of its Performance Group for the 10-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
24

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITUSGOVMMSAR
00234419

Semi-Annual Report
June 30, 2020
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$22,541,125,233
Receivable for fund shares sold	101,209
Receivable from Adviser	194,079
Other Receivable	180
TOTAL ASSETS	22,541,420,701
LIABILITIES
Payable for fund shares repurchased	97,616
Advisory fee payable	158
Administration fees payable	871,888
Shareholder servicing fee payable	193,810
Distribution fees payable	57,816
Transfer agent fees payable	1,518
Distribution payable	79,089
Registration and filing fees payable	21,902
Professional fees payable	13,182
Printing fees payable	6,165
Accrued expenses and other liabilities	30,224
TOTAL LIABILITIES	1,373,368
NET ASSETS	$22,540,047,333
NET ASSETS CONSIST OF:
Paid-in Capital	$22,540,005,466
Total distributable earnings (loss)	41,867
NET ASSETS	$22,540,047,333
Administration Class
Net Assets	$ 325,000
Shares Outstanding	325,000
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 289,351,146
Shares Outstanding	289,351,484
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 715,347,172
Shares Outstanding	715,343,048
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 589,854,480
Shares Outstanding	589,853,679
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$20,945,169,535
Shares Outstanding	20,945,233,018
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$64,893,643
Expenses allocated from affiliated Portfolio	(5,599,040)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	59,294,603
EXPENSES
Administration fees
Administration Class	23
Institutional Class	39,877
Investment Class	145,737
Investor Class	95,491
Premier Class	4,036,433
Shareholder servicing fees
Administration Class	93
Institutional Class	23,944
Investment Class	728,731
Investor Class	152,808
Distribution fees
Administration Class	23
Investment Class	291,493
Custodian fees	18,114
Trustees’ fees and expenses	10,109
Transfer agent fees	18,680
Registration and filing fees	249,400
Professional fees	37,864
Printing and postage fees	22,075
Insurance expense	27,732
Miscellaneous expenses	24,926
TOTAL EXPENSES	5,923,553
Expenses waived/reimbursed by the Adviser	(412,281)
NET EXPENSES	5,511,272
NET INVESTMENT INCOME (LOSS)	$53,783,331
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	6,894
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$53,790,225
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 53,783,331	$ 220,496,452
Net realized gain (loss)	6,894	271,783
Net increase (decrease) in net assets resulting from operations	53,790,225	220,768,235
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(138)	(920)
Institutional Class	(228,823)	(334,102)
Investment Class	(1,133,063)	(6,213,652)
Investor Class	(757,519)	(3,126,205)
Premier Class	(51,855,891)	(210,831,864)
Total distributions to shareholders	(53,975,434)	(220,506,743)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	275,000	—
Net increase (decrease) from capital share transactions	275,000	—
Institutional Class
Shares sold	2,032,311,896	638,062,068
Reinvestment of distributions	78,677	226,396
Shares redeemed	(1,766,666,835)	(614,710,718)
Net increase (decrease) from capital share transactions	265,723,738	23,577,746
Investment Class
Shares sold	823,733,115	693,177,178
Reinvestment of distributions	63,026	45,389
Shares redeemed	(516,672,474)	(675,736,752)
Net increase (decrease) from capital share transactions	307,123,667	17,485,815
Investor Class
Shares sold	2,662,700,247	2,037,248,929
Reinvestment of distributions	677,408	3,109,787
Shares redeemed	(2,204,598,440)	(2,006,528,761)
Net increase (decrease) from capital share transactions	458,779,215	33,829,955
Premier Class
Shares sold	82,526,097,085	90,382,471,629
Reinvestment of distributions	49,541,087	200,985,191
Shares redeemed	(73,443,206,655)	(88,195,295,536)
Net increase (decrease) from capital share transactions	9,132,431,517	2,388,161,284
Net increase (decrease) in net assets from beneficial interest transactions	10,164,333,137	2,463,054,800
Net increase (decrease) in net assets during the period	10,164,147,928	2,463,316,292
Net assets at beginning of period	12,375,899,405	9,912,583,113
NET ASSETS AT END OF PERIOD	$ 22,540,047,333	$ 12,375,899,405
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	275,000	—
Net increase (decrease) from share transactions	275,000	—
Institutional Class
Shares sold	2,032,311,896	638,062,068
Reinvestment of distributions	78,677	226,396
Shares redeemed	(1,766,666,835)	(614,710,718)
Net increase (decrease) from share transactions	265,723,738	23,577,746
Investment Class
Shares sold	823,733,115	693,177,178
Reinvestment of distributions	63,026	45,389
Shares redeemed	(516,672,474)	(675,736,752)
Net increase (decrease) from share transactions	307,123,667	17,485,815
Investor Class
Shares sold	2,662,700,247	2,037,248,929
Reinvestment of distributions	677,408	3,109,787
Shares redeemed	(2,204,598,440)	(2,006,528,761)
Net increase (decrease) from share transactions	458,779,215	33,829,955
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
Premier Class
Shares sold	82,526,097,085	90,382,471,629
Reinvestment of distributions	49,541,087	200,985,191
Shares redeemed	(73,443,206,655)	(88,195,295,536)
Net increase (decrease) from share transactions	$ 9,132,431,517	$ 2,388,161,284
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0028	0.0184	0.0076
Net realized gain (loss)	0.0000(b)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0028	0.0184	0.0076
Distributions to shareholders from:
Net investment income	(0.0028)	(0.0184)	(0.0076)
Total distributions	(0.0028)	(0.0184)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.28%	1.85%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 325	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.36%(d)	0.37%	0.37%(d)
Net expenses	0.29%(d)	0.37%	0.37%(d)
Net investment income (loss)	0.30%(d)	1.84%	1.79%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	For the Period 7/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0037	0.0205	0.0085
Net realized gain (loss)	0.0000(b)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0037	0.0205	0.0085
Distributions to shareholders from:
Net investment income	(0.0037)	(0.0205)	(0.0085)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.37%	2.07%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$289,351	$ 23,628	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.15%	0.15%(d)
Net expenses	0.15%(d)	0.15%	0.15%(d)
Net investment income (loss)	0.28%(d)	1.86%	2.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0027	0.0175	0.0138	0.0041	0.0000(b)	0.0000(b)(c)
Net realized gain (loss)	0.0000(b)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0027	0.0175	0.0138	0.0041	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0027)	(0.0175)	(0.0138)	(0.0041)	(0.0000)(b)	—
Net realized gains	—	—	—	(0.0000)(b)	—	—
Total distributions	(0.0027)	(0.0175)	(0.0138)	(0.0041)	(0.0000)(b)	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	0.27%	1.76%	1.39%	0.41%	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$715,347	$408,230	$390,735	$366,364	$609,545	$724,683
Ratios to Average Net Assets:
Total expenses	0.47%(f)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses (f)	0.35%(f)	0.46%	0.47%	0.47%	0.31%	0.04%
Net investment income (loss)	0.38%(f)	1.74%	1.37%	0.38%	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 12/22/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0035	0.0200	0.0165	0.0068	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	(0.0000)(b)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0035	0.0200	0.0165	0.0068	0.0001
Distributions to shareholders from:
Net investment income	(0.0035)	(0.0200)	(0.0165)	(0.0068)	(0.0001)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0035)	(0.0200)	(0.0165)	(0.0068)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.35%	2.02%	1.66%	0.68%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$589,854	$131,075	$ 97,241	$ 29,583	$ 27,402
Ratios to Average Net Assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.18%(e)
Net expenses	0.20%(e)	0.20%	0.20%	0.20%	0.18%(e)
Net investment income (loss)	0.39%(e)	1.95%	1.70%	0.71%	0.31%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0039	0.0208	0.0173	0.0076	0.0019	0.0000(b)(c)
Net realized gain (loss)	0.0000(b)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0039	0.0208	0.0173	0.0076	0.0019	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0039)	(0.0208)	(0.0173)	(0.0076)	(0.0019)	(0.0000)(b)
Net realized gains	—	—	—	(0.0000)(b)	—	—
Total distributions	(0.0039)	(0.0208)	(0.0173)	(0.0076)	(0.0019)	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	0.39%	2.10%	1.74%	0.76%	0.19%	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,945,170	$11,812,916	$9,424,507	$12,123,627	$12,651,785	$10,412,966
Ratios to Average Net Assets:
Total expenses	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses (f)	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.04%
Net investment income (loss)	0.64%(f)	2.07%	1.71%	0.76%	0.19%	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Select Class	July 31, 2018 July 31, 2018 October 25, 2007 December 22, 2016 October 25, 2007 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (97.02% at June 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2020, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis (the "Total Annual Fund Operating Expense Waiver"). This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended June 30, 2020, the Adviser waived fees in the amount of $69,008.
Effective September 23, 2019, the Adviser was contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceeded 0.42% of average daily net assets on an annual basis. This reimbursement arrangement for Investment Class shares of the Fund was applied after giving effect to the Total Annual Fund Operating Expense Waiver for the Fund. This reimbursement arrangement expired on April 30, 2020. SSGA FM reimbursed $85,518 to the Investment Class shares during the period ended June 30, 2020.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Reimbursement payments by the Fund to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2020 were $257,755.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2020, the Fund’s Administration Class shares and Investment Class shares paid $23 and $291,493 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investor Class shares, Administration Class shares and Investment Class shares made payments for these services at an annual rate up to 0.03%, 0.08%, 0.20% and 0.25%, respectively, of the eligible average daily net assets of the Institutional Class shares, Investor Class shares, Administration Class shares and Investment Class shares, respectively. During the period ended June 30, 2020, the Fund’s Institutional Class shares, Investor Class shares, Administration Class shares and Investment Class shares paid SSGA FD $23,944, $152,808, $93 and $728,731 respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Money Market Fund
Administration Class	0.29%	$1,002.80	$1.44	$1,023.30	$1.45
Institutional Class	0.15	1,003.70	0.74	1,024.00	0.75
Investment Class	0.35	1,002.70	1.73	1,023.00	1.75
Investor Class	0.20	1,003.50	0.99	1,023.70	1.00
Premier Class	0.12	1,003.90	0.59	1,024.10	0.60
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 182, then divided by 366.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
_________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1- and 3-year periods and equal to the median of its Performance Group for the 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
21

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2020
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2020

% of Net Assets
Treasury Debt	104.6%
Liabilities in Excess of Other Assets	(4.6)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2020

% of Net Assets
2 to 30 Days	36.9%
31 to 60 Days	24.5
61 to 90 Days	12.9
Over 90 Days	30.3
Total	104.6%
Average days to maturity	49
Weighted average life	74
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—104.6%
U.S. Treasury Bill (a)	0.040%	07/02/2020	07/02/2020	$ 1,708,602,000	$ 1,708,590,716
U.S. Treasury Bill (a)	0.110%	07/07/2020	07/07/2020	1,001,936,400	1,001,917,870
U.S. Treasury Bill (a)	0.110%	08/04/2020	08/04/2020	587,500,000	587,422,437
U.S. Treasury Bill (a)	0.115%	08/18/2020	08/18/2020	550,500,000	550,410,010
U.S. Treasury Bill (a)	0.125%	07/14/2020	07/14/2020	889,302,000	889,264,403
U.S. Treasury Bill (a)	0.125%	07/23/2020	07/23/2020	671,000,000	670,946,861
U.S. Treasury Bill (a)	0.125%	08/25/2020	08/25/2020	475,000,000	474,903,553
U.S. Treasury Bill (a)	0.125%	10/06/2020	10/06/2020	220,000,000	219,911,353
U.S. Treasury Bill (a)	0.135%	09/29/2020	09/29/2020	325,000,000	324,875,625
U.S. Treasury Bill (a)	0.135%	11/05/2020	11/05/2020	412,300,000	412,105,081
U.S. Treasury Bill (a)	0.136%	09/17/2020	09/17/2020	418,500,000	418,349,335
U.S. Treasury Bill (a)	0.141%	09/01/2020	09/01/2020	210,000,000	209,949,186
U.S. Treasury Bill (a)	0.142%	10/13/2020	10/13/2020	115,000,000	114,952,991
U.S. Treasury Bill (a)	0.145%	09/10/2020	09/10/2020	420,000,000	419,870,031
U.S. Treasury Bill (a)	0.145%	10/22/2020	10/22/2020	115,000,000	114,947,659
U.S. Treasury Bill (a)	0.150%	09/08/2020	09/08/2020	145,250,000	145,209,439
U.S. Treasury Bill (a)	0.150%	10/27/2020	10/27/2020	50,000,000	49,975,826
U.S. Treasury Bill (a)	0.150%	10/29/2020	10/29/2020	345,000,000	344,824,719
U.S. Treasury Bill (a)	0.150%	11/12/2020	11/12/2020	175,000,000	174,900,663
U.S. Treasury Bill (a)	0.150%	11/19/2020	11/19/2020	100,000,000	99,941,250
U.S. Treasury Bill (a)	0.155%	08/11/2020	08/11/2020	400,500,000	400,429,301
U.S. Treasury Bill (a)	0.155%	10/20/2020	10/20/2020	210,000,000	209,900,932
U.S. Treasury Bill (a)	0.160%	10/08/2020	10/08/2020	390,000,000	389,821,525
U.S. Treasury Bill (a)	0.160%	11/27/2020	11/27/2020	150,000,000	149,900,667
U.S. Treasury Bill (a)	0.165%	07/28/2020	07/28/2020	1,262,250,000	1,262,124,249
U.S. Treasury Bill (a)	0.165%	10/01/2020	10/01/2020	525,000,000	524,789,849
U.S. Treasury Bill (a)	0.165%	12/31/2020	12/31/2020	115,000,000	114,904,071
U.S. Treasury Bill (a)	0.165%	01/28/2021	01/28/2021	57,500,000	57,444,393
U.S. Treasury Bill (a)	0.170%	09/24/2020	09/24/2020	360,000,000	359,864,708
U.S. Treasury Bill (a)	0.170%	12/03/2020	12/03/2020	100,000,000	99,926,806
U.S. Treasury Bill (a)	0.175%	12/24/2020	12/24/2020	100,000,000	99,914,444
U.S. Treasury Bill (a)	0.180%	11/10/2020	11/10/2020	100,000,000	99,934,000
U.S. Treasury Bill (a)	0.180%	02/25/2021	02/25/2021	50,000,000	49,940,250
U.S. Treasury Bill (a)	0.185%	11/24/2020	11/24/2020	120,000,000	119,909,967
U.S. Treasury Bill (a)	0.185%	12/10/2020	12/10/2020	100,000,000	99,916,750
U.S. Treasury Bill (a)	0.185%	12/17/2020	12/17/2020	154,500,000	154,365,821
U.S. Treasury Bill (a)	0.190%	09/22/2020	09/22/2020	300,000,000	299,873,194
U.S. Treasury Bill (a)	0.190%	11/17/2020	11/17/2020	150,000,000	149,889,958
U.S. Treasury Bill (a)	0.200%	07/21/2020	07/21/2020	450,000,000	449,967,222
U.S. Treasury Bill (a)	0.250%	09/15/2020	09/15/2020	255,000,000	254,893,231
U.S. Treasury Bill (a)	0.290%	10/15/2020	10/15/2020	275,000,000	274,805,667
U.S. Treasury Bill (a)	0.500%	09/03/2020	09/03/2020	728,000,000	727,697,578
U.S. Treasury Bill (a)	1.438%	08/27/2020	08/27/2020	468,355,000	468,021,796
U.S. Treasury Bill (a)	1.510%	08/13/2020	08/13/2020	1,189,733,000	1,189,346,676
U.S. Treasury Bill (a)	1.519%	08/20/2020	08/20/2020	315,000,000	314,754,028
U.S. Treasury Bill (a)	1.520%	07/09/2020	07/09/2020	793,000,000	792,948,431
U.S. Treasury Bill (a)	1.520%	08/06/2020	08/06/2020	926,762,000	926,455,433
U.S. Treasury Bill (a)	1.530%	07/16/2020	07/16/2020	482,000,000	481,887,621
U.S. Treasury Bill (a)	1.535%	07/30/2020	07/30/2020	1,319,804,000	1,319,553,156
U.S. Treasury Note (a)	0.091%	09/30/2020	09/30/2020	111,750,000	112,106,449
U.S. Treasury Note (a)	0.113%	10/31/2020	10/31/2020	174,591,000	175,510,762
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	0.193%	07/01/2020	07/31/2020	637,800,000	637,771,565
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	0.195%	07/01/2020	10/31/2020	747,355,000	747,257,653
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	0.265%	07/01/2020	01/31/2021	636,400,000	636,362,135
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	0.289%	07/01/2020	04/30/2021	$ 252,500,000	$ 252,380,076
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.304%	07/01/2020	01/31/2022	90,000,000	90,039,392
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.370%	07/01/2020	07/31/2021	160,307,000	160,387,879
U.S. Treasury Note (a)	0.406%	07/31/2020	07/31/2020	73,000,000	73,133,209
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.450%	07/01/2020	10/31/2021	369,250,000	370,063,023
U.S. Treasury Note (a)	1.568%	08/15/2020	08/15/2020	98,500,000	98,627,730
U.S. Treasury Note (a)	1.610%	08/31/2020	08/31/2020	130,100,000	130,482,226
U.S. Treasury Note (a)	1.616%	08/31/2020	08/31/2020	33,590,000	33,576,609
TOTAL INVESTMENTS –104.6% (c)(d)					24,294,149,440
Liabilities in Excess of Other Assets —(4.6)%					(1,060,662,298)
NET ASSETS –100.0%					$ 23,233,487,142
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$24,294,149,440
Cash	912
Interest receivable — unaffiliated issuers	5,223,724
TOTAL ASSETS	24,299,374,076
LIABILITIES
Payable for investments purchased	1,064,627,644
Advisory and administrator fee payable	930,452
Custody, sub-administration and transfer agent fees payable	278,519
Professional fees payable	42,948
Printing fees payable	1,862
Accrued expenses and other liabilities	5,509
TOTAL LIABILITIES	1,065,886,934
NET ASSETS	$23,233,487,142
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$66,956,370
EXPENSES
Advisory and administrator fee	4,443,504
Custodian, sub-administrator and transfer agent fees	1,126,699
Trustees’ fees and expenses	80,256
Professional fees	90,416
Printing and postage fees	3,924
Insurance expense	2,491
Miscellaneous expenses	15,288
TOTAL EXPENSES	5,762,578
NET INVESTMENT INCOME (LOSS)	$61,193,792
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,187
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$61,200,979
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 61,193,792	$ 237,216,330
Net realized gain (loss)	7,187	283,242
Net increase (decrease) in net assets resulting from operations	61,200,979	237,499,572
CAPITAL TRANSACTIONS
Contributions	23,959,590,295	22,575,489,084
Withdrawals	(13,603,945,859)	(20,369,315,642)
Net increase (decrease) in net assets from capital transactions	10,355,644,436	2,206,173,442
Net increase (decrease) in net assets during the period	10,416,845,415	2,443,673,014
Net assets at beginning of period	12,816,641,727	10,372,968,713
NET ASSETS AT END OF PERIOD	$ 23,233,487,142	$ 12,816,641,727
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	0.45%	2.18%	1.80%	0.73%	0.25%	(0.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,233,487	$12,816,642	$10,372,969	$13,005,602	$14,004,301	$11,837,128
Ratios to average net assets:
Total expenses	0.06%(b)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.68%(b)	2.13%	1.76%	0.81%	0.25%	(0.03)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield. Reimbursement payments by the Portfolio to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Portfolio at the time of such payment.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$1,000.00	$0.30	$1,024.40	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
_________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trusts determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds,Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1- and 3-year periods and equal to the median of its Performance Group for the 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
17

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRMMSAR

Semi-Annual Report
June 30, 2020
State Street Institutional Investment Trust
State Street Institutional Treasury Plus Money Market Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$26,663,302,886
Receivable for fund shares sold	23,364
Receivable from Adviser	83,979
TOTAL ASSETS	26,663,410,229
LIABILITIES
Payable for fund shares repurchased	1,245
Administration fees payable	1,033,560
Shareholder servicing fee payable	277,726
Distribution fees payable	6,531
Transfer agent fees payable	2,078
Distribution payable	556,989
Registration and filing fees payable	228
Professional fees payable	15,040
Printing fees payable	139
Accrued expenses and other liabilities	26,899
TOTAL LIABILITIES	1,920,435
NET ASSETS	$26,661,489,794
NET ASSETS CONSIST OF:
Paid-in Capital	$26,661,441,747
Total distributable earnings (loss)	48,047
NET ASSETS	$26,661,489,794
Administration Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 499,018,159
Shares Outstanding	499,017,460
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 76,910,475
Shares Outstanding	76,916,771
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 561,571,162
Shares Outstanding	561,571,144
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$20,695,649,684
Shares Outstanding	20,695,756,489
Net asset value, offering and redemption price per share	$ 1.00
Trust Class
Net Assets	$ 4,828,290,314
Shares Outstanding	4,828,596,646
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$81,944,794
Expenses allocated from affiliated Portfolio	(6,583,588)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	75,361,206
EXPENSES
Administration fees
Administration Class	12
Institutional Class	136,910
Investment Class	18,656
Investor Class	142,130
Premier Class	3,762,736
Trust Class	1,014,233
Shareholder servicing fees
Administration Class	49
Institutional Class	82,146
Investment Class	93,281
Investor Class	227,408
Trust Class	1,135,941
Distribution fees
Administration Class	13
Investment Class	37,312
Custodian fees	19,957
Trustees’ fees and expenses	10,109
Transfer agent fees	12,754
Registration and filing fees	541,256
Professional fees	47,558
Printing and postage fees	25,378
Insurance expense	35,993
Miscellaneous expenses	30,361
TOTAL EXPENSES	7,374,193
Expenses waived/reimbursed by the Adviser	(152,814)
NET EXPENSES	7,221,379
NET INVESTMENT INCOME (LOSS)	$68,139,827
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	59,335
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$68,199,162
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 68,139,827	$ 302,878,699
Net realized gain (loss)	59,335	(6,693)
Net increase (decrease) in net assets resulting from operations	68,199,162	302,872,006
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(130)	(926)
Institutional Class	(1,164,783)	(5,270,230)
Investment Class	(166,689)	(939,751)
Investor Class	(1,603,699)	(6,381,870)
Premier Class	(51,668,517)	(205,300,340)
Trust Class	(13,542,368)	(84,979,567)
Total distributions to shareholders	(68,146,186)	(302,872,684)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Institutional Class
Shares sold	2,732,708,914	3,468,482,556
Reinvestment of distributions	7,118	—
Shares redeemed	(2,702,419,558)	(3,094,315,570)
Net increase (decrease) from capital share transactions	30,296,474	374,166,986
Investment Class
Shares sold	89,551,985	92,118,238
Reinvestment of distributions	51,083	224,257
Shares redeemed	(64,778,768)	(110,070,043)
Net increase (decrease) from capital share transactions	24,824,300	(17,727,548)
Investor Class
Shares sold	7,170,313,960	5,339,147,529
Reinvestment of distributions	1,574,756	6,360,933
Shares redeemed	(6,840,336,048)	(5,890,375,775)
Net increase (decrease) from capital share transactions	331,552,668	(544,867,313)
Premier Class
Shares sold	151,116,543,914	128,661,731,285
Reinvestment of distributions	43,758,379	179,913,178
Shares redeemed	(145,137,040,388)	(122,571,343,544)
Net increase (decrease) from capital share transactions	6,023,261,905	6,270,300,919
Trust Class
Shares sold	21,893,435,105	41,350,337,370
Reinvestment of distributions	12,554,282	78,314,112
Shares redeemed	(21,263,674,988)	(41,724,097,211)
Net increase (decrease) from capital share transactions	642,314,399	(295,445,729)
Net increase (decrease) in net assets from beneficial interest transactions	7,052,249,746	5,786,427,315
Net increase (decrease) in net assets during the period	7,052,302,722	5,786,426,637
Net assets at beginning of period	19,609,187,072	13,822,760,435
NET ASSETS AT END OF PERIOD	$ 26,661,489,794	$ 19,609,187,072
SHARES OF BENEFICIAL INTEREST:
Institutional Class
Shares sold	2,732,708,914	3,468,482,556
Reinvestment of distributions	7,118	—
Shares redeemed	(2,702,419,558)	(3,094,315,570)
Net increase (decrease) from share transactions	30,296,474	374,166,986
Investment Class
Shares sold	89,551,985	92,118,238
Reinvestment of distributions	51,083	224,257
Shares redeemed	(64,778,768)	(110,070,043)
Net increase (decrease) from share transactions	24,824,300	(17,727,548)
Investor Class
Shares sold	7,170,313,960	5,339,147,529
Reinvestment of distributions	1,574,756	6,360,933
Shares redeemed	(6,840,336,048)	(5,890,375,775)
Net increase (decrease) from share transactions	331,552,668	(544,867,313)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
Premier Class
Shares sold	151,116,543,914	128,661,731,285
Reinvestment of distributions	43,758,379	179,913,178
Shares redeemed	(145,137,040,388)	(122,571,343,544)
Net increase (decrease) from share transactions	$ 6,023,261,905	$ 6,270,300,919
Trust Class
Shares sold	21,893,435,105	41,350,337,370
Reinvestment of distributions	12,554,282	78,314,112
Shares redeemed	(21,263,674,988)	(41,724,097,211)
Net increase (decrease) from share transactions	642,314,399	(295,445,729)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0026	0.0185	0.0076
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	—
Total from investment operations	0.0026	0.0185	0.0076
Distributions to shareholders from:
Net investment income	(0.0026)	(0.0185)	(0.0076)
Total distributions	(0.0026)	(0.0185)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.26%	1.86%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.37%(d)	0.37%	0.37%(d)
Net expenses	0.34%(d)	0.37%	0.37%(d)
Net investment income (loss)	0.53%(d)	1.85%	1.78%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	For the Period 7/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0036	0.0207	0.0085
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	—
Total from investment operations	0.0036	0.0207	0.0085
Distributions to shareholders from:
Net investment income	(0.0036)	(0.0207)	(0.0085)
Total distributions	(0.0036)	(0.0207)	(0.0085)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.36%	2.09%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$499,018	$468,721	$ 94,554
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.15%	0.15%(d)
Net expenses	0.15%(d)	0.15%	0.15%(d)
Net investment income (loss)	0.43%(d)	2.09%	2.04%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0025	0.0180	0.0139	0.0042	0.0000(b)	0.0000(b)(c)
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	—	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0025	0.0180	0.0139	0.0042	0.0000(b)	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0025)	(0.0180)	(0.0139)	(0.0042)	(0.0000)(b)	—
Net realized gains	—	—	—	(0.0000)(b)	—	—
Total distributions	(0.0025)	(0.0180)	(0.0139)	(0.0042)	(0.0000)(b)	—
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$1.0000
Total return (d)	0.25%	1.81%	1.40%	0.42%	0.00%(e)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 76,910	$ 52,086	$ 69,812	$ 19,242	$ 48,170	$60,041
Ratios to Average Net Assets:
Total expenses	0.47%(f)	0.47%	0.47%	0.47%	0.49%	0.49%
Net expenses	0.37%(f)	0.46%	0.47%	0.47%	0.31%	0.06%
Net investment income (loss)	0.45%(f)	1.78%	1.54%	0.36%	0.00%(e)	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 10/14/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0033	0.0202	0.0166	0.0069	0.0004
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0033	0.0202	0.0166	0.0069	0.0004
Distributions to shareholders from:
Net investment income	(0.0033)	(0.0202)	(0.0166)	(0.0069)	(0.0004)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0033)	(0.0202)	(0.0166)	(0.0069)	(0.0004)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.33%	2.03%	1.67%	0.69%	0.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$561,571	$230,017	$774,885	$328,764	$101,461
Ratios to Average Net Assets:
Total expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%(d)
Net expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	0.56%(d)	2.02%	1.67%	0.70%	0.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0037	0.0210	0.0174	0.0077	0.0019	0.0000(b)(c)
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	—	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0037	0.0210	0.0174	0.0077	0.0019	0.0000(b)
Distributions to shareholders from:
Net investment income	(0.0037)	(0.0210)	(0.0174)	(0.0077)	(0.0019)	(0.0000)(b)
Net realized gains	—	—	—	(0.0000)(b)	—	—
Total distributions	(0.0037)	(0.0210)	(0.0174)	(0.0077)	(0.0019)	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (d)	0.37%	2.12%	1.75%	0.77%	0.19%	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,695,650	$14,672,348	$8,402,049	$4,000,478	$2,515,246	$1,684,652
Ratios to Average Net Assets:
Total expenses	0.12%(f)	0.12%	0.12%	0.12%	0.14%	0.14%
Net expenses	0.12%(f)	0.12%	0.12%	0.12%	0.12%	0.06%
Net investment income (loss)	0.69%(f)	2.07%	1.80%	0.81%	0.20%	0.00%(e)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class(a)
	Six Months Ended 06/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 8/29/16* - 12/31/16
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0035(b)	0.0204	0.0168	0.0071	0.0007
Net realized gain (loss)	0.0000	(0.0000)(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0035	0.0204	0.0168	0.0071	0.0007
Distributions to shareholders from:
Net investment income	(0.0035)	(0.0204)	(0.0168)	(0.0071)	(0.0007)
Net realized gains	—	—	—	(0.0000)(b)	—
Total distributions	(0.0035)	(0.0204)	(0.0168)	(0.0071)	(0.0007)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.35%	2.06%	1.69%	0.71%	0.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,828,290	$4,185,964	$4,481,410	$6,903,267	$7,962,822
Ratios to Average Net Assets:
Total expenses	0.18%(d)	0.18%	0.18%	0.18%	0.18%(d)
Net expenses	0.18%(d)	0.18%	0.18%	0.18%	0.18%(d)
Net investment income (loss)	0.67%(d)	2.05%	1.64%	0.70%	0.19%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Select Class Trust Class	July 31, 2018 July 31, 2018 October 24, 2007 October 14, 2016 October 24, 2007 Not commenced August 29, 2016	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (81.97% at June 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2020, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class – specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended June 30, 2020, the Adviser waived fees in the amount of $116,111.
Effective September 23, 2019, the Adviser was contractually obligated until April 30, 2020 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Investment Class shares of the Fund exceed 0.42% of average daily net assets on an annual basis. This reimbursement arrangement for Investment Class shares of the Fund was applied after giving effect to the Total Annual Fund Operating Expense Waiver for the Fund. This reimbursement arrangement expired April 30, 2020. SSGA FM reimbursed $12,273 to the Investment Class shares during the period ended June 30, 2020.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Reimbursement payments by the Fund to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2020 were $24,430.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2020, the Fund's Administration Class shares and Investment Class shares paid $13 and $37,312 respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.25%, 0.08% and 0.056%, respectively, of the eligible average daily net assets of the Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares, respectively. During the period ended June 30, 2020, the Fund’s Administration Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Trust Class shares paid SSGA FD $49, $82,146, $93,281, $227,408 and $1,135,941 respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Plus Money Market Fund
Administration Class	0.34%	$1,002.60	$1.68	$1,023.00	$1.70
Institutional Class	0.15	1,003.60	0.74	1,024.00	0.75
Investment Class	0.37	1,002.50	1.83	1,022.90	1.85
Investor Class	0.20	1,003.30	0.99	1,023.70	1.00
Premier Class	0.12	1,003.70	0.59	1,024.10	0.60
Trust Class	0.18	1,003.50	0.89	1,023.80	0.90
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 182, then divided by 366.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval2.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Plus Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
_________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund ; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 10-year periods and was equal to the median of its Performance Group for the 5-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or Fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2020
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2020

% of Net Assets
Treasury Debt	73.7%
Treasury Repurchase Agreements	22.1
Other Assets in Excess of Liabilities	4.2
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2020

% of Net Assets
Overnight (1 Day)	19.6%
2 to 30 Days	18.8
31 to 60 Days	18.9
61 to 90 Days	11.1
Over 90 Days	27.4
Total	95.8%
Average days to maturity	41
Weighted average life	75
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—73.7%
U.S. Treasury Bill (a)	0.040%	07/02/2020	07/02/2020	$ 325,000,000	$ 324,999,066
U.S. Treasury Bill (a)	0.110%	07/07/2020	07/07/2020	550,000,000	549,989,417
U.S. Treasury Bill (a)	0.110%	08/04/2020	08/04/2020	405,000,000	404,951,798
U.S. Treasury Bill (a)	0.115%	08/18/2020	08/18/2020	480,000,000	479,920,880
U.S. Treasury Bill (a)	0.125%	07/14/2020	07/14/2020	711,448,000	711,418,017
U.S. Treasury Bill (a)	0.125%	07/23/2020	07/23/2020	275,000,000	274,978,993
U.S. Treasury Bill (a)	0.125%	08/25/2020	08/25/2020	590,000,000	589,880,451
U.S. Treasury Bill (a)	0.125%	10/06/2020	10/06/2020	290,000,000	289,884,139
U.S. Treasury Bill (a)	0.135%	09/29/2020	09/29/2020	405,000,000	404,843,375
U.S. Treasury Bill (a)	0.135%	11/05/2020	11/05/2020	360,600,000	360,428,601
U.S. Treasury Bill (a)	0.136%	09/17/2020	09/17/2020	600,000,000	599,788,533
U.S. Treasury Bill (a)	0.141%	09/01/2020	09/01/2020	300,000,000	299,927,408
U.S. Treasury Bill (a)	0.142%	10/13/2020	10/13/2020	150,000,000	149,938,683
U.S. Treasury Bill (a)	0.145%	09/10/2020	09/10/2020	580,125,000	579,945,289
U.S. Treasury Bill (a)	0.145%	10/22/2020	10/22/2020	145,000,000	144,934,005
U.S. Treasury Bill (a)	0.150%	09/08/2020	09/08/2020	250,000,000	249,931,719
U.S. Treasury Bill (a)	0.150%	10/27/2020	10/27/2020	150,000,000	149,927,479
U.S. Treasury Bill (a)	0.150%	10/29/2020	10/29/2020	340,000,000	339,827,528
U.S. Treasury Bill (a)	0.150%	11/12/2020	11/12/2020	225,000,000	224,872,281
U.S. Treasury Bill (a)	0.150%	11/19/2020	11/19/2020	150,000,000	149,911,875
U.S. Treasury Bill (a)	0.155%	08/11/2020	08/11/2020	250,000,000	249,955,868
U.S. Treasury Bill (a)	0.155%	10/20/2020	10/20/2020	300,000,000	299,858,475
U.S. Treasury Bill (a)	0.160%	10/08/2020	10/08/2020	180,000,000	179,920,800
U.S. Treasury Bill (a)	0.160%	11/27/2020	11/27/2020	225,000,000	224,851,000
U.S. Treasury Bill (a)	0.165%	07/28/2020	07/28/2020	850,000,000	849,913,937
U.S. Treasury Bill (a)	0.165%	10/01/2020	10/01/2020	470,000,000	469,815,417
U.S. Treasury Bill (a)	0.165%	12/31/2020	12/31/2020	160,000,000	159,866,533
U.S. Treasury Bill (a)	0.165%	01/28/2021	01/28/2021	70,000,000	69,932,304
U.S. Treasury Bill (a)	0.170%	09/24/2020	09/24/2020	375,750,000	375,607,147
U.S. Treasury Bill (a)	0.170%	11/03/2020	11/03/2020	250,000,000	249,852,431
U.S. Treasury Bill (a)	0.170%	12/03/2020	12/03/2020	150,000,000	149,890,208
U.S. Treasury Bill (a)	0.175%	12/24/2020	12/24/2020	150,000,000	149,871,667
U.S. Treasury Bill (a)	0.180%	11/10/2020	11/10/2020	150,000,000	149,901,000
U.S. Treasury Bill (a)	0.180%	02/25/2021	02/25/2021	116,125,000	115,986,231
U.S. Treasury Bill (a)	0.185%	11/24/2020	11/24/2020	150,000,000	149,887,458
U.S. Treasury Bill (a)	0.185%	12/10/2020	12/10/2020	140,125,000	140,008,346
U.S. Treasury Bill (a)	0.185%	12/17/2020	12/17/2020	200,000,000	199,826,306
U.S. Treasury Bill (a)	0.190%	09/22/2020	09/22/2020	400,000,000	399,831,694
U.S. Treasury Bill (a)	0.190%	11/17/2020	11/17/2020	200,000,000	199,853,278
U.S. Treasury Bill (a)	0.200%	07/21/2020	07/21/2020	520,500,000	520,461,076
U.S. Treasury Bill (a)	0.250%	09/15/2020	09/15/2020	350,000,000	349,856,550
U.S. Treasury Bill (a)	0.290%	10/15/2020	10/15/2020	355,000,000	354,753,550
U.S. Treasury Bill (a)	0.500%	09/03/2020	09/03/2020	430,000,000	429,895,040
U.S. Treasury Bill (a)	1.438%	08/27/2020	08/27/2020	511,645,000	511,019,181
U.S. Treasury Bill (a)	1.510%	08/13/2020	08/13/2020	1,237,262,000	1,236,304,660
U.S. Treasury Bill (a)	1.519%	08/20/2020	08/20/2020	980,700,000	979,188,906
U.S. Treasury Bill (a)	1.520%	07/09/2020	07/09/2020	605,200,000	605,121,377
U.S. Treasury Bill (a)	1.520%	08/06/2020	08/06/2020	549,950,000	549,668,559
U.S. Treasury Bill (a)	1.530%	07/16/2020	07/16/2020	600,500,000	600,339,097
U.S. Treasury Bill (a)	1.535%	07/30/2020	07/30/2020	1,102,645,000	1,102,299,647
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	0.193%	07/01/2020	07/31/2020	670,550,000	670,542,388
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	0.195%	07/01/2020	10/31/2020	516,500,000	516,449,840
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	0.265%	07/01/2020	01/31/2021	525,600,000	525,605,699
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	0.289%	07/01/2020	04/30/2021	671,900,000	671,613,101
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.304%	07/01/2020	01/31/2022	$ 160,000,000	$ 160,056,641
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.370%	07/01/2020	07/31/2021	954,000,000	954,036,814
U.S. Treasury Note (a)	0.406%	07/31/2020	07/31/2020	117,300,000	117,514,046
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.450%	07/01/2020	10/31/2021	614,000,000	615,301,309
U.S. Treasury Note (a)	1.568%	08/15/2020	08/15/2020	175,700,000	175,927,838
U.S. Treasury Note (a)	1.610%	08/31/2020	08/31/2020	220,600,000	221,233,954
U.S. Treasury Note (a)	1.616%	08/31/2020	08/31/2020	60,057,000	60,033,059
TOTAL TREASURY DEBT					23,992,151,969
TREASURY REPURCHASE AGREEMENTS—22.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 0.500% – 2.500% due 03/31/2023 – 06/30/2027, and a U.S. Treasury Strip, 0.000% due 05/15/2038, valued at $159,187,409); expected proceeds $156,066,303	0.070%	07/01/2020	07/01/2020	156,066,000	156,066,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 10/08/2020 – 11/03/2020, and U.S. Treasury Notes, 0.270% – 2.875% due 01/31/2021 – 11/15/2025, valued at $255,000,001); expected proceeds $250,000,556	0.080%	07/01/2020	07/01/2020	250,000,000	250,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.875% – 7.625% due 02/15/2025 – 05/15/2049, U.S. Treasury Inflation Index Bonds, 1.375% – 3.625% due 01/15/2028 – 02/15/2044, U.S. Treasury Inflation Index Notes, 0.625% – 0.875% due 04/15/2023 – 01/15/2029, and U.S. Treasury Notes, 0.125% – 2.875% due 04/30/2022 – 08/15/2028, valued at $204,000,097); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 1.500% – 2.375% due 03/15/2022 – 09/15/2022, valued at $510,000,013); expected proceeds $500,000,972	0.070%	07/01/2020	07/01/2020	500,000,000	500,000,000
Agreement with Barclays Capital, Inc., dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.875% – 3.652% due 05/15/2043 – 08/15/2043, valued at $225,139,885); expected proceeds $220,000,733	0.120%	07/01/2020	07/01/2020	220,000,000	220,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.375% – 3.000% due 02/15/2047 – 11/15/2049, a U.S. Treasury Note, 2.875% due 10/15/2021, and U.S. Treasury Strips, 0.000% due 11/15/2021 – 02/15/2049, valued at $289,680,077); expected proceeds $284,000,552	0.070%	07/01/2020	07/01/2020	284,000,000	284,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/26/2020 (collateralized by U.S. Treasury Bills, 0.000% due 11/17/2020 – 12/03/2020, valued at $357,000,078); expected proceeds $350,004,667	0.080%	07/02/2020	07/02/2020	350,000,000	350,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 10/01/2020 – 10/27/2020, valued at $189,720,027); expected proceeds $186,000,362	0.070%	07/01/2020	07/01/2020	186,000,000	186,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028, and a U.S. Treasury Note, 1.625% due 12/15/2022, valued at at $255,000,106); expected proceeds $250,003,889	0.080%	07/01/2020	07/01/2020	$ 250,000,000	$ 250,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Note, 1.625% due 11/30/2026, valued at $204,000,105); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Credit Suisse Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Note, 2.125% due 05/15/2025, valued at $223,380,439); expected proceeds $219,000,426	0.070%	07/01/2020	07/01/2020	219,000,000	219,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 0.625% – 2.750% due 08/31/2025 – 03/31/2027, valued at $306,000,068); expected proceeds $300,000,750	0.090%	07/01/2020	07/01/2020	300,000,000	300,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2020 (collateralized by U.S. Treasury Notes, 1.375% – 1.125% due 01/31/2025 – 02/28/2025, valued at $510,315,308); expected proceeds $500,001,550	0.090%	07/01/2020	07/01/2020	500,000,300	500,000,300
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 2.125% – 2.500% due 02/28/2021 – 09/30/2024, valued at $148,920,042); expected proceeds $146,000,284	0.070%	07/01/2020	07/01/2020	146,000,000	146,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 10/13/2020, and U.S. Treasury Notes, 1.625% – 2.750% due 09/30/2022 – 09/30/2026, valued at $204,000,002); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2020 (collateralized by U.S. Treasury Bills, 0.000% due 07/28/2020 – 05/20/2021, U.S. Treasury Bonds, 2.375% – 8.000% due 11/15/2021 – 11/15/2049, and U.S. Treasury Notes, 0.125% – 3.125% due 05/31/2022 – 11/15/2028, valued at $102,000,023); expected proceeds $100,001,361	0.080%	07/01/2020	07/02/2020	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 1.750% – 2.125% due 02/15/2022 – 02/29/2024, valued at $204,000,088); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Lloyds Bank PLC, dated 05/22/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, valued at $57,213,171); expected proceeds $50,022,194 (c)	0.170%	08/24/2020	08/24/2020	50,000,000	50,000,000
Agreement with Lloyds Bank PLC, dated 05/22/2020 (collateralized by a U.S. Treasury Note, 6.750% due 08/15/2026, valued at $51,074,930); expected proceeds $50,012,708 (c)	0.150%	07/22/2020	07/22/2020	50,000,000	50,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Inflation Index Notes, 0.625% – 1.125% due 01/15/2021 – 01/15/2024, and U.S. Treasury Notes, 0.250% – 3.625% due 02/15/2021 – 02/28/2025, valued at $161,160,411); expected proceeds $158,000,307	0.070%	07/01/2020	07/01/2020	$ 158,000,000	$ 158,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.250% - 3.000% due 02/15/2049 – 08/15/2049, valued at $204,442,248); expected proceeds $200,000,556	0.100%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 07/07/2020 – 11/10/2020, a U.S. Treasury Bond, 2.500% due 02/15/2045, and U.S. Treasury Notes, 1.625% – 2.250% due 11/15/2022 – 03/31/2026, valued at $204,000,031); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 05/13/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 1.750% – 2.000% due 11/15/2026 – 11/15/2029, valued at $112,200,024); expected proceeds $110,047,789 (c)	0.170%	08/13/2020	08/13/2020	110,000,000	110,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 05/29/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, valued at $56,100,033); expected proceeds $55,009,075	0.180%	07/01/2020	07/01/2020	55,000,000	55,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 06/04/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, valued at $51,000,073); expected proceeds $50,007,389	0.190%	07/02/2020	07/02/2020	50,000,000	50,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $51,000,047); expected proceeds $50,018,375 (c)	0.210%	09/01/2020	09/01/2020	50,000,000	50,000,000
Agreement with Prudential Insurance Co., dated 06/30/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 3.375% due 11/15/2045 – 11/15/2048, U.S. Treasury Notes, 2.125% - 2.250% due 05/15/2025 – 11/15/2025, and U.S. Treasury Strips, 0.000% due 11/15/2028 – 05/15/2029, valued at $165,917,951); expected proceeds $162,569,125	0.100%	07/01/2020	07/01/2020	162,568,673	162,568,673
Agreement with Prudential Insurance Co., dated 06/30/2019 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2027 – 05/15/2029, valued at $95,201,434); expected proceeds $93,007,836	0.100%	07/01/2020	07/01/2020	93,007,578	93,007,578
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 10/29/2020, U.S. Treasury Bonds, 2.250% – 6.125% due 11/15/2027 – 08/15/2046, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 01/15/2026 – 02/15/2042, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and U.S. Treasury Notes, 0.269% – 2.500% due 03/15/2022 – 05/31/2027, valued at $306,000,006); expected proceeds $300,000,583	0.070%	07/01/2020	07/01/2020	$ 300,000,000	$ 300,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 1.250% – 7.125% due 02/15/2023 – 05/15/2050, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2048, and a U.S. Treasury Strip, 0.000% due 05/15/2031, valued at $216,240,014); expected proceeds $212,000,412	0.070%	07/01/2020	07/01/2020	212,000,000	212,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 3.000% – 5.000% due 05/15/2037 – 02/15/2048, U.S. Treasury Inflation Index Bonds, 1.375% – 3.875% due 04/15/2029 – 02/15/2044, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2021 – 01/15/2027, and U.S. Treasury Notes, 1.375% – 2.000% due 03/31/2022 – 05/31/2024, valued at $204,000,099); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 01/28/2021, a U.S. Treasury Bond, 2.500% due 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2025 – 01/15/2030, and U.S. Treasury Notes, 0.250% – 2.625% due 10/31/2020 – 05/15/2030, valued at $306,000,073); expected proceeds $300,000,583	0.070%	07/01/2020	07/01/2020	300,000,000	300,000,000
Agreement with The Toronto-Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 2.375% – 3.125% due 04/15/2021 – 05/15/2029, valued at $204,000,034); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 07/16/2020 – 03/25/2021, U.S. Treasury Bonds, 2.000% – 8.000% due 02/15/2021 – 02/15/2050, a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, U.S. Treasury Notes, 0.500% – 2.875% due 07/31/2020 – 05/31/2027, and U.S. Treasury Strips, 0.000% due 08/15/2021 – 02/15/2025, valued at $153,000,026); expected proceeds $150,000,292	0.070%	07/01/2020	07/01/2020	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 08/06/2020 – 09/22/2020, valued at $382,500,754); expected proceeds $375,000,729	0.070%	07/01/2020	07/01/2020	375,000,000	375,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					7,176,642,551
TOTAL INVESTMENTS –95.8% (d)(e)					31,168,794,520
Other Assets in Excess of Liabilities —4.2%					1,360,289,394
NET ASSETS –100.0%					$ 32,529,083,914

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $260,000,000 or 0.8% of net assets as of June 30, 2020.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$23,992,151,969
Repurchase agreements, at value and amortized cost	7,176,642,551
Total Investments	31,168,794,520
Cash	2,234,067,195
Interest receivable — unaffiliated issuers	7,393,107
TOTAL ASSETS	33,410,254,822
LIABILITIES
Payable for investments purchased	879,607,395
Advisory and administrator fee payable	1,271,986
Custody, sub-administration and transfer agent fees payable	221,465
Professional fees payable	36,894
Printing fees payable	25,836
Accrued expenses and other liabilities	7,332
TOTAL LIABILITIES	881,170,908
NET ASSETS	$32,529,083,914
See accompanying notes to financial statements.
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STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$105,171,893
EXPENSES
Advisory and administrator fee	6,533,868
Custodian, sub-administrator and transfer agent fees	1,654,917
Trustees’ fees and expenses	129,834
Professional fees	122,679
Printing and postage fees	8,596
Insurance expense	3,745
Miscellaneous expenses	24,841
TOTAL EXPENSES	8,478,480
NET INVESTMENT INCOME (LOSS)	$ 96,693,413
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	77,616
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 96,771,029
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 96,693,413	$ 392,456,554
Net realized gain (loss)	77,616	(7,190)
Net increase (decrease) in net assets resulting from operations	96,771,029	392,449,364
CAPITAL TRANSACTIONS
Contributions	53,182,064,788	62,686,916,978
Withdrawals	(44,584,686,674)	(56,691,696,503)
Net increase (decrease) in net assets from capital transactions	8,597,378,114	5,995,220,475
Net increase (decrease) in net assets during the period	8,694,149,143	6,387,669,839
Net assets at beginning of period	23,834,934,771	17,447,264,932
NET ASSETS AT END OF PERIOD	$ 32,529,083,914	$ 23,834,934,771
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	0.43%	2.19%	1.82%	0.82%	0.23%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,529,084	$23,834,935	$17,447,265	$14,180,281	$10,628,952	$1,744,814
Ratios to average net assets:
Total expenses	0.06%(b)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.74%(b)	2.13%	1.79%	0.84%	0.27%	(0.01)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2020, the Portfolio had invested in repurchase agreements with the gross values of $7,176,642,551 and associated collateral equal to $7,322,349,530.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,004.30	$0.30	$1,024.40	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval2.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
____________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 10-year periods and was equal to the median of its Performance Group for the 5-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
20

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
21

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRPLMMSAR
00234421

Semi-Annual Report
June 30, 2020
State Street Institutional Investment Trust
State Street Treasury Obligations Money Market Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/cash), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 866-392-0869.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 866-392-0869. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$5,865,779,946
Receivable from Adviser	214,143
Prepaid expenses and other assets	4,875
TOTAL ASSETS	5,865,998,964
LIABILITIES
Administration fees payable	242,658
Transfer agent fees payable	95
Registration and filing fees payable	25,994
Professional fees payable	14,464
Printing fees payable	3,643
TOTAL LIABILITIES	286,854
NET ASSETS	$5,865,712,110
NET ASSETS CONSIST OF:
Paid-in Capital	$5,865,693,620
Total distributable earnings (loss)	18,490
NET ASSETS	$5,865,712,110
NET ASSET VALUE PER SHARE
Net asset value, offering and redemption price per share	$ 1.00
Shares outstanding	5,865,693,620
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	23,232,353
Expenses allocated from affiliated Portfolio	(1,894,891)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	21,337,462
EXPENSES
Administration fees	1,458,557
Custodian fees	13,612
Trustees’ fees and expenses	10,109
Transfer agent fees	545
Registration and filing fees	91,947
Professional fees and expenses	21,262
Printing and postage fees	4,107
Insurance expense	7,426
Miscellaneous expenses	14,233
TOTAL EXPENSES	1,621,798
Expenses waived/reimbursed by the Adviser	(1,182,998)
NET EXPENSES	438,800
NET INVESTMENT INCOME (LOSS)	$20,898,662
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	18,279
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$20,916,941
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 20,898,662	$ 78,372,768
Net realized gain (loss)	18,279	(499)
Net increase (decrease) in net assets resulting from operations	20,916,941	78,372,269
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(20,900,037)	(78,371,686)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,268,862,636	14,879,694,877
Reinvestment of distributions	21,055,237	77,871,119
Cost of shares redeemed	(4,644,800,860)	(14,357,557,657)
Net increase (decrease) from share transactions	1,645,117,013	600,008,339
Net increase (decrease) in net assets during the period	1,645,133,917	600,008,922
Net assets at beginning of period	4,220,578,193	3,620,569,271
NET ASSETS AT END OF PERIOD	$ 5,865,712,110	$ 4,220,578,193
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,268,862,636	14,879,694,877
Reinvestment of distributions	21,055,237	77,871,119
Shares redeemed	(4,644,800,860)	(14,357,557,657)
Net increase (decrease) from share transactions	1,645,117,013	600,008,339
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	For the Period 10/05/17* - 12/31/17(a)
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0039	0.0213	0.0178	0.0025
Net realized and unrealized gain (loss)	0.0000(b)	(0.0000)(b)	—	—
Total from investment operations	0.0039	0.0213	0.0178	0.0025
Distributions to shareholders from:
Net investment income	(0.0039)	(0.0213)	(0.0178)	(0.0025)
Total distributions	(0.0039)	(0.0213)	(0.0178)	(0.0025)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	0.39%	2.16%	1.79%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,865,712	$4,220,578	$3,620,569	$2,926,362
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.13%	0.16%(d)
Net expenses	0.08%(d)	0.08%	0.08%	0.08%(d)
Net investment income (loss)	0.72%(d)	2.13%	1.77%	1.08%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Commencement of Operations	Diversification Classification
State Street Treasury Obligations Money Market Fund	October 5, 2017	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (18.03% at June 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The summary of the inputs used for the Portfolio, as of June 30, 2020, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2021, to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, and extraordinary expenses), exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended June 30, 2020, the Adviser waived fees in the amount of $695,674.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the Fund for expenses to the extent that the Fund’s total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis – this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended June 30, 2020, the Adviser voluntarily waived expenses in the amount of $487,324.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Reimbursement payments by the Fund to the Service Providers in connection with the Voluntary
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment.
There was no fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2020.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distributor
State Street Global Advisors Funds Distributors, LLC ( “SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2020, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
6.    Risks
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Obligations Money Market Fund	0.08%	$1,003.90	$0.40	$1,024.30	$0.40
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 182, then divided by 366.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083 (toll free), (ii) on the Fund’s website at www.SSGA.com/cash or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval2.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Obligations Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the one-year period ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
____________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past two calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by thee Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Treasury Obligations Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Treasury Obligations Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
15

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2020
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2020

% of Net Assets
Treasury Debt	73.7%
Treasury Repurchase Agreements	22.1
Other Assets in Excess of Liabilities	4.2
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2020

% of Net Assets
Overnight (1 Day)	19.6%
2 to 30 Days	18.8
31 to 60 Days	18.9
61 to 90 Days	11.1
Over 90 Days	27.4
Total	95.8%
Average days to maturity	41
Weighted average life	75
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—73.7%
U.S. Treasury Bill (a)	0.040%	07/02/2020	07/02/2020	$ 325,000,000	$ 324,999,066
U.S. Treasury Bill (a)	0.110%	07/07/2020	07/07/2020	550,000,000	549,989,417
U.S. Treasury Bill (a)	0.110%	08/04/2020	08/04/2020	405,000,000	404,951,798
U.S. Treasury Bill (a)	0.115%	08/18/2020	08/18/2020	480,000,000	479,920,880
U.S. Treasury Bill (a)	0.125%	07/14/2020	07/14/2020	711,448,000	711,418,017
U.S. Treasury Bill (a)	0.125%	07/23/2020	07/23/2020	275,000,000	274,978,993
U.S. Treasury Bill (a)	0.125%	08/25/2020	08/25/2020	590,000,000	589,880,451
U.S. Treasury Bill (a)	0.125%	10/06/2020	10/06/2020	290,000,000	289,884,139
U.S. Treasury Bill (a)	0.135%	09/29/2020	09/29/2020	405,000,000	404,843,375
U.S. Treasury Bill (a)	0.135%	11/05/2020	11/05/2020	360,600,000	360,428,601
U.S. Treasury Bill (a)	0.136%	09/17/2020	09/17/2020	600,000,000	599,788,533
U.S. Treasury Bill (a)	0.141%	09/01/2020	09/01/2020	300,000,000	299,927,408
U.S. Treasury Bill (a)	0.142%	10/13/2020	10/13/2020	150,000,000	149,938,683
U.S. Treasury Bill (a)	0.145%	09/10/2020	09/10/2020	580,125,000	579,945,289
U.S. Treasury Bill (a)	0.145%	10/22/2020	10/22/2020	145,000,000	144,934,005
U.S. Treasury Bill (a)	0.150%	09/08/2020	09/08/2020	250,000,000	249,931,719
U.S. Treasury Bill (a)	0.150%	10/27/2020	10/27/2020	150,000,000	149,927,479
U.S. Treasury Bill (a)	0.150%	10/29/2020	10/29/2020	340,000,000	339,827,528
U.S. Treasury Bill (a)	0.150%	11/12/2020	11/12/2020	225,000,000	224,872,281
U.S. Treasury Bill (a)	0.150%	11/19/2020	11/19/2020	150,000,000	149,911,875
U.S. Treasury Bill (a)	0.155%	08/11/2020	08/11/2020	250,000,000	249,955,868
U.S. Treasury Bill (a)	0.155%	10/20/2020	10/20/2020	300,000,000	299,858,475
U.S. Treasury Bill (a)	0.160%	10/08/2020	10/08/2020	180,000,000	179,920,800
U.S. Treasury Bill (a)	0.160%	11/27/2020	11/27/2020	225,000,000	224,851,000
U.S. Treasury Bill (a)	0.165%	07/28/2020	07/28/2020	850,000,000	849,913,937
U.S. Treasury Bill (a)	0.165%	10/01/2020	10/01/2020	470,000,000	469,815,417
U.S. Treasury Bill (a)	0.165%	12/31/2020	12/31/2020	160,000,000	159,866,533
U.S. Treasury Bill (a)	0.165%	01/28/2021	01/28/2021	70,000,000	69,932,304
U.S. Treasury Bill (a)	0.170%	09/24/2020	09/24/2020	375,750,000	375,607,147
U.S. Treasury Bill (a)	0.170%	11/03/2020	11/03/2020	250,000,000	249,852,431
U.S. Treasury Bill (a)	0.170%	12/03/2020	12/03/2020	150,000,000	149,890,208
U.S. Treasury Bill (a)	0.175%	12/24/2020	12/24/2020	150,000,000	149,871,667
U.S. Treasury Bill (a)	0.180%	11/10/2020	11/10/2020	150,000,000	149,901,000
U.S. Treasury Bill (a)	0.180%	02/25/2021	02/25/2021	116,125,000	115,986,231
U.S. Treasury Bill (a)	0.185%	11/24/2020	11/24/2020	150,000,000	149,887,458
U.S. Treasury Bill (a)	0.185%	12/10/2020	12/10/2020	140,125,000	140,008,346
U.S. Treasury Bill (a)	0.185%	12/17/2020	12/17/2020	200,000,000	199,826,306
U.S. Treasury Bill (a)	0.190%	09/22/2020	09/22/2020	400,000,000	399,831,694
U.S. Treasury Bill (a)	0.190%	11/17/2020	11/17/2020	200,000,000	199,853,278
U.S. Treasury Bill (a)	0.200%	07/21/2020	07/21/2020	520,500,000	520,461,076
U.S. Treasury Bill (a)	0.250%	09/15/2020	09/15/2020	350,000,000	349,856,550
U.S. Treasury Bill (a)	0.290%	10/15/2020	10/15/2020	355,000,000	354,753,550
U.S. Treasury Bill (a)	0.500%	09/03/2020	09/03/2020	430,000,000	429,895,040
U.S. Treasury Bill (a)	1.438%	08/27/2020	08/27/2020	511,645,000	511,019,181
U.S. Treasury Bill (a)	1.510%	08/13/2020	08/13/2020	1,237,262,000	1,236,304,660
U.S. Treasury Bill (a)	1.519%	08/20/2020	08/20/2020	980,700,000	979,188,906
U.S. Treasury Bill (a)	1.520%	07/09/2020	07/09/2020	605,200,000	605,121,377
U.S. Treasury Bill (a)	1.520%	08/06/2020	08/06/2020	549,950,000	549,668,559
U.S. Treasury Bill (a)	1.530%	07/16/2020	07/16/2020	600,500,000	600,339,097
U.S. Treasury Bill (a)	1.535%	07/30/2020	07/30/2020	1,102,645,000	1,102,299,647
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	0.193%	07/01/2020	07/31/2020	670,550,000	670,542,388
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	0.195%	07/01/2020	10/31/2020	516,500,000	516,449,840
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	0.265%	07/01/2020	01/31/2021	525,600,000	525,605,699
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	0.289%	07/01/2020	04/30/2021	671,900,000	671,613,101
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.304%	07/01/2020	01/31/2022	$ 160,000,000	$ 160,056,641
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.370%	07/01/2020	07/31/2021	954,000,000	954,036,814
U.S. Treasury Note (a)	0.406%	07/31/2020	07/31/2020	117,300,000	117,514,046
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.450%	07/01/2020	10/31/2021	614,000,000	615,301,309
U.S. Treasury Note (a)	1.568%	08/15/2020	08/15/2020	175,700,000	175,927,838
U.S. Treasury Note (a)	1.610%	08/31/2020	08/31/2020	220,600,000	221,233,954
U.S. Treasury Note (a)	1.616%	08/31/2020	08/31/2020	60,057,000	60,033,059
TOTAL TREASURY DEBT					23,992,151,969
TREASURY REPURCHASE AGREEMENTS—22.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 0.500% – 2.500% due 03/31/2023 – 06/30/2027, and a U.S. Treasury Strip, 0.000% due 05/15/2038, valued at $159,187,409); expected proceeds $156,066,303	0.070%	07/01/2020	07/01/2020	156,066,000	156,066,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 10/08/2020 – 11/03/2020, and U.S. Treasury Notes, 0.270% – 2.875% due 01/31/2021 – 11/15/2025, valued at $255,000,001); expected proceeds $250,000,556	0.080%	07/01/2020	07/01/2020	250,000,000	250,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.875% – 7.625% due 02/15/2025 – 05/15/2049, U.S. Treasury Inflation Index Bonds, 1.375% – 3.625% due 01/15/2028 – 02/15/2044, U.S. Treasury Inflation Index Notes, 0.625% – 0.875% due 04/15/2023 – 01/15/2029, and U.S. Treasury Notes, 0.125% – 2.875% due 04/30/2022 – 08/15/2028, valued at $204,000,097); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 1.500% – 2.375% due 03/15/2022 – 09/15/2022, valued at $510,000,013); expected proceeds $500,000,972	0.070%	07/01/2020	07/01/2020	500,000,000	500,000,000
Agreement with Barclays Capital, Inc., dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.875% – 3.652% due 05/15/2043 – 08/15/2043, valued at $225,139,885); expected proceeds $220,000,733	0.120%	07/01/2020	07/01/2020	220,000,000	220,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.375% – 3.000% due 02/15/2047 – 11/15/2049, a U.S. Treasury Note, 2.875% due 10/15/2021, and U.S. Treasury Strips, 0.000% due 11/15/2021 – 02/15/2049, valued at $289,680,077); expected proceeds $284,000,552	0.070%	07/01/2020	07/01/2020	284,000,000	284,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/26/2020 (collateralized by U.S. Treasury Bills, 0.000% due 11/17/2020 – 12/03/2020, valued at $357,000,078); expected proceeds $350,004,667	0.080%	07/02/2020	07/02/2020	350,000,000	350,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 10/01/2020 – 10/27/2020, valued at $189,720,027); expected proceeds $186,000,362	0.070%	07/01/2020	07/01/2020	186,000,000	186,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028, and a U.S. Treasury Note, 1.625% due 12/15/2022, valued at at $255,000,106); expected proceeds $250,003,889	0.080%	07/01/2020	07/01/2020	$ 250,000,000	$ 250,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Note, 1.625% due 11/30/2026, valued at $204,000,105); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Credit Suisse Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Note, 2.125% due 05/15/2025, valued at $223,380,439); expected proceeds $219,000,426	0.070%	07/01/2020	07/01/2020	219,000,000	219,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 0.625% – 2.750% due 08/31/2025 – 03/31/2027, valued at $306,000,068); expected proceeds $300,000,750	0.090%	07/01/2020	07/01/2020	300,000,000	300,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2020 (collateralized by U.S. Treasury Notes, 1.375% – 1.125% due 01/31/2025 – 02/28/2025, valued at $510,315,308); expected proceeds $500,001,550	0.090%	07/01/2020	07/01/2020	500,000,300	500,000,300
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 2.125% – 2.500% due 02/28/2021 – 09/30/2024, valued at $148,920,042); expected proceeds $146,000,284	0.070%	07/01/2020	07/01/2020	146,000,000	146,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 10/13/2020, and U.S. Treasury Notes, 1.625% – 2.750% due 09/30/2022 – 09/30/2026, valued at $204,000,002); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2020 (collateralized by U.S. Treasury Bills, 0.000% due 07/28/2020 – 05/20/2021, U.S. Treasury Bonds, 2.375% – 8.000% due 11/15/2021 – 11/15/2049, and U.S. Treasury Notes, 0.125% – 3.125% due 05/31/2022 – 11/15/2028, valued at $102,000,023); expected proceeds $100,001,361	0.080%	07/01/2020	07/02/2020	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 1.750% – 2.125% due 02/15/2022 – 02/29/2024, valued at $204,000,088); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Lloyds Bank PLC, dated 05/22/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, valued at $57,213,171); expected proceeds $50,022,194 (c)	0.170%	08/24/2020	08/24/2020	50,000,000	50,000,000
Agreement with Lloyds Bank PLC, dated 05/22/2020 (collateralized by a U.S. Treasury Note, 6.750% due 08/15/2026, valued at $51,074,930); expected proceeds $50,012,708 (c)	0.150%	07/22/2020	07/22/2020	50,000,000	50,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Inflation Index Notes, 0.625% – 1.125% due 01/15/2021 – 01/15/2024, and U.S. Treasury Notes, 0.250% – 3.625% due 02/15/2021 – 02/28/2025, valued at $161,160,411); expected proceeds $158,000,307	0.070%	07/01/2020	07/01/2020	$ 158,000,000	$ 158,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 2.250% - 3.000% due 02/15/2049 – 08/15/2049, valued at $204,442,248); expected proceeds $200,000,556	0.100%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 07/07/2020 – 11/10/2020, a U.S. Treasury Bond, 2.500% due 02/15/2045, and U.S. Treasury Notes, 1.625% – 2.250% due 11/15/2022 – 03/31/2026, valued at $204,000,031); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 05/13/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 1.750% – 2.000% due 11/15/2026 – 11/15/2029, valued at $112,200,024); expected proceeds $110,047,789 (c)	0.170%	08/13/2020	08/13/2020	110,000,000	110,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 05/29/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, valued at $56,100,033); expected proceeds $55,009,075	0.180%	07/01/2020	07/01/2020	55,000,000	55,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 06/04/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, valued at $51,000,073); expected proceeds $50,007,389	0.190%	07/02/2020	07/02/2020	50,000,000	50,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $51,000,047); expected proceeds $50,018,375 (c)	0.210%	09/01/2020	09/01/2020	50,000,000	50,000,000
Agreement with Prudential Insurance Co., dated 06/30/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 3.375% due 11/15/2045 – 11/15/2048, U.S. Treasury Notes, 2.125% - 2.250% due 05/15/2025 – 11/15/2025, and U.S. Treasury Strips, 0.000% due 11/15/2028 – 05/15/2029, valued at $165,917,951); expected proceeds $162,569,125	0.100%	07/01/2020	07/01/2020	162,568,673	162,568,673
Agreement with Prudential Insurance Co., dated 06/30/2019 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2027 – 05/15/2029, valued at $95,201,434); expected proceeds $93,007,836	0.100%	07/01/2020	07/01/2020	93,007,578	93,007,578
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 10/29/2020, U.S. Treasury Bonds, 2.250% – 6.125% due 11/15/2027 – 08/15/2046, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 01/15/2026 – 02/15/2042, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and U.S. Treasury Notes, 0.269% – 2.500% due 03/15/2022 – 05/31/2027, valued at $306,000,006); expected proceeds $300,000,583	0.070%	07/01/2020	07/01/2020	$ 300,000,000	$ 300,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 1.250% – 7.125% due 02/15/2023 – 05/15/2050, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2048, and a U.S. Treasury Strip, 0.000% due 05/15/2031, valued at $216,240,014); expected proceeds $212,000,412	0.070%	07/01/2020	07/01/2020	212,000,000	212,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bonds, 3.000% – 5.000% due 05/15/2037 – 02/15/2048, U.S. Treasury Inflation Index Bonds, 1.375% – 3.875% due 04/15/2029 – 02/15/2044, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2021 – 01/15/2027, and U.S. Treasury Notes, 1.375% – 2.000% due 03/31/2022 – 05/31/2024, valued at $204,000,099); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 01/28/2021, a U.S. Treasury Bond, 2.500% due 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2025 – 01/15/2030, and U.S. Treasury Notes, 0.250% – 2.625% due 10/31/2020 – 05/15/2030, valued at $306,000,073); expected proceeds $300,000,583	0.070%	07/01/2020	07/01/2020	300,000,000	300,000,000
Agreement with The Toronto-Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Notes, 2.375% – 3.125% due 04/15/2021 – 05/15/2029, valued at $204,000,034); expected proceeds $200,000,389	0.070%	07/01/2020	07/01/2020	200,000,000	200,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 07/16/2020 – 03/25/2021, U.S. Treasury Bonds, 2.000% – 8.000% due 02/15/2021 – 02/15/2050, a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, U.S. Treasury Notes, 0.500% – 2.875% due 07/31/2020 – 05/31/2027, and U.S. Treasury Strips, 0.000% due 08/15/2021 – 02/15/2025, valued at $153,000,026); expected proceeds $150,000,292	0.070%	07/01/2020	07/01/2020	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2020 (collateralized by U.S. Treasury Bills, 0.000% due 08/06/2020 – 09/22/2020, valued at $382,500,754); expected proceeds $375,000,729	0.070%	07/01/2020	07/01/2020	375,000,000	375,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					7,176,642,551
TOTAL INVESTMENTS –95.8% (d)(e)					31,168,794,520
Other Assets in Excess of Liabilities —4.2%					1,360,289,394
NET ASSETS –100.0%					$ 32,529,083,914

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $260,000,000 or 0.8% of net assets as of June 30, 2020.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$23,992,151,969
Repurchase agreements, at value and amortized cost	7,176,642,551
Total Investments	31,168,794,520
Cash	2,234,067,195
Interest receivable — unaffiliated issuers	7,393,107
TOTAL ASSETS	33,410,254,822
LIABILITIES
Payable for investments purchased	879,607,395
Advisory and administrator fee payable	1,271,986
Custody, sub-administration and transfer agent fees payable	221,465
Professional fees payable	36,894
Printing fees payable	25,836
Accrued expenses and other liabilities	7,332
TOTAL LIABILITIES	881,170,908
NET ASSETS	$32,529,083,914
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$105,171,893
EXPENSES
Advisory and administrator fee	6,533,868
Custodian, sub-administrator and transfer agent fees	1,654,917
Trustees’ fees and expenses	129,834
Professional fees	122,679
Printing and postage fees	8,596
Insurance expense	3,745
Miscellaneous expenses	24,841
TOTAL EXPENSES	8,478,480
NET INVESTMENT INCOME (LOSS)	$ 96,693,413
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	77,616
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 96,771,029
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 96,693,413	$ 392,456,554
Net realized gain (loss)	77,616	(7,190)
Net increase (decrease) in net assets resulting from operations	96,771,029	392,449,364
CAPITAL TRANSACTIONS
Contributions	53,182,064,788	62,686,916,978
Withdrawals	(44,584,686,674)	(56,691,696,503)
Net increase (decrease) in net assets from capital transactions	8,597,378,114	5,995,220,475
Net increase (decrease) in net assets during the period	8,694,149,143	6,387,669,839
Net assets at beginning of period	23,834,934,771	17,447,264,932
NET ASSETS AT END OF PERIOD	$ 32,529,083,914	$ 23,834,934,771
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	0.43%	2.19%	1.82%	0.82%	0.23%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,529,084	$23,834,935	$17,447,265	$14,180,281	$10,628,952	$1,744,814
Ratios to average net assets:
Total expenses	0.06%(b)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.74%(b)	2.13%	1.79%	0.84%	0.27%	(0.01)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
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NOTES TO FINANCIAL STATEMENTS  (continued)
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asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2020, the Portfolio had invested in repurchase agreements with the gross values of $7,176,642,551 and associated collateral equal to $7,322,349,530.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to attempt to avoid a negative yield. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
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Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or
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NOTES TO FINANCIAL STATEMENTS  (continued)
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global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
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Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,004.30	$0.30	$1,024.40	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
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TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval2.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
____________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined
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OTHER INFORMATION  (continued)
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that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
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•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered
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OTHER INFORMATION  (continued)
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the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 10-year periods and was equal to the median of its Performance Group for the 5-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
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On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITTROBSAR
00227375

Semi-Annual Report
June 30, 2020
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global All Cap Equity ex- U.S. Index Fund
State Street Small/Mid Cap Equity Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
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TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$284,134,399	$411,832,047	$101,519,254
Receivable for investments sold	—	303,786	—
Receivable for fund shares sold	946,555	329,619	201,384
Receivable from Adviser	63,393	94,864	20,662
TOTAL ASSETS	285,144,347	412,560,316	101,741,300
LIABILITIES
Payable for investments purchased	186,297	—	117,704
Payable for fund shares repurchased	754,757	627,903	78,179
Advisory fee payable	5,893	20,327	2,489
Custodian fees payable	3,514	3,184	3,190
Administration fees payable	11,786	16,940	4,148
Distribution fees payable	2,407	1,346	3,694
Trustees’ fees and expenses payable	156	156	156
Transfer agent fees payable	16,694	11,115	5,114
Sub-transfer agent fee payable	28,557	3,229	20,746
Registration and filing fees payable	1,263	517	5,173
Professional fees payable	25,125	24,867	25,127
Printing and postage fees payable	—	3,746	—
Accrued expenses and other liabilities	74	88,615	106
TOTAL LIABILITIES	1,036,523	801,945	265,826
NET ASSETS	$284,107,824	$411,758,371	$101,475,474
NET ASSETS CONSIST OF:
Paid-in Capital	$266,606,720	$441,119,810	$102,881,977
Total distributable earnings (loss)	17,501,104	(29,361,439)	(1,406,503)
NET ASSETS	$284,107,824	$411,758,371	$101,475,474
Class A
Net Assets	$ 7,690,594	$ 6,425,451	$ 17,885,367
Shares Outstanding	72,317	73,750	75,194
Net asset value, offering and redemption price per share	$ 106.35	$ 87.12	$ 237.86
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share	$ 110.49	$ 91.95	$ 251.04
Class I
Net Assets	$ 7,310,393	$ 334,064	$ 5,521,009
Shares Outstanding	68,910	3,825	23,178
Net asset value, offering and redemption price per share	$ 106.09	$ 87.34	$ 238.20
Class K
Net Assets	$269,106,837	$404,998,856	$ 78,069,098
Shares Outstanding	2,536,481	4,628,733	327,361
Net asset value, offering and redemption price per share	$ 106.09	$ 87.50	$ 238.48
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$267,896,443	$437,638,090	$102,694,986
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
INVESTMENT INCOME
Dividend income from corresponding affiliated Portfolio	$ 3,084,909	$ —	$ —
EXPENSES
Advisory fee	32,667	117,310	14,250
Administration fees	65,335	97,759	23,749
Sub-transfer agent fee
Class A	18,978	6,262	17,811
Class I	7,716	403	5,648
Distribution fees
Class A	23,724	7,827	22,263
Custodian fees	19,425	19,356	19,364
Trustees’ fees and expenses	10,156	10,156	10,156
Transfer agent fees	136,164	57,677	20,865
Registration and filing fees	47,794	49,733	39,354
Professional fees and expenses	21,561	21,561	21,263
Printing and postage fees	5,300	6,922	4,037
Insurance expense	474	840	224
Miscellaneous expenses	2,308	192,933	2,135
TOTAL EXPENSES	391,602	588,739	201,119
Expenses waived/reimbursed by the Adviser	(308,516)	(572,292)	(134,022)
NET EXPENSES	83,086	16,447	67,097
NET INVESTMENT INCOME (LOSS)	$ 3,001,823	$ (16,447)	$ (67,097)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	1,956,203	(1,883,151)	(2,042,276)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	11,120,904	(41,949,653)	(3,896,777)
NET REALIZED AND UNREALIZED GAIN (LOSS)	13,077,107	(43,832,804)	(5,939,053)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$16,078,930	$(43,849,251)	$(6,006,150)
See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Six Months Ended 6/30/20(b) (Unaudited)	Year Ended 12/31/19(b)	Six Months Ended 6/30/20(c) (Unaudited)	Year Ended 12/31/19(c)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,001,823	$ 5,536,621	$ (16,447)	$ 12,325,409	$ (67,097)	$ 1,683,053
Net realized gain (loss)	1,956,203	90,763	(1,883,151)	7,849,558	(2,042,276)	3,691,103
Net change in unrealized appreciation/depreciation	11,120,904	8,264,351	(41,949,653)	55,075,154	(3,896,777)	12,029,745
Net increase (decrease) in net assets resulting from operations	16,078,930	13,891,735	(43,849,251)	75,250,121	(6,006,150)	17,403,901
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(195,892)	(122,467)	—	(295,877)	—	(1,084,071)
Class I	(83,292)	(278,785)	—	(33,133)	—	(337,036)
Class K	(2,738,700)	(5,103,124)	—	(19,410,272)	—	(4,269,044)
Total distributions to shareholders	(3,017,884)	(5,504,376)	—	(19,739,282)	—	(5,690,151)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	7,058,048	19,325,795	981,700	3,514,321	2,560,006	15,166,292
Reinvestment of distributions	189,277	120,008	—	295,877	—	1,078,801
Cost of shares redeemed	(19,762,651)	(1,270,756)	(896,958)	(967,350)	(5,033,259)	(5,644,151)
Net increase (decrease) from capital share transactions	(12,515,326)	18,175,047	84,742	2,842,848	(2,473,253)	10,600,942
Class I
Proceeds from sale of shares sold	743,752	652,191	153,740	199,110	910,373	1,143,157
Reinvestment of distributions	5,666	79,075	—	33,133	—	337,036
Cost of shares redeemed	(1,107,535)	(4,693,496)	(427,158)	(229,932)	(1,059,282)	(1,258,349)
Net increase (decrease) from capital share transactions	(358,117)	(3,962,230)	(273,418)	2,311	(148,909)	221,844
Class K
Proceeds from sale of shares sold	80,541,102	109,961,561	53,395,774	164,108,478	14,605,654	53,522,034
Reinvestment of distributions	2,737,836	5,100,827	—	19,257,505	—	4,221,079
Cost of shares redeemed	(36,446,309)	(40,110,624)	(28,858,789)	(247,782,361)	(10,735,251)	(26,552,849)
Net increase (decrease) from capital share transactions	46,832,629	74,951,764	24,536,985	(64,416,378)	3,870,403	31,190,264
Net increase (decrease) in net assets from beneficial interest transactions	33,959,186	89,164,581	24,348,309	(61,571,219)	1,248,241	42,013,050
Net increase (decrease) in net assets during the period	47,020,232	97,551,940	(19,500,942)	(6,060,380)	(4,757,909)	53,726,800
Net assets at beginning of period	237,087,592	139,535,652	431,259,313	437,319,693	106,233,383	52,506,583
NET ASSETS AT END OF PERIOD	$284,107,824	$237,087,592	$411,758,371	$ 431,259,313	$101,475,474	$106,233,383
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	67,805	191,242	11,759	37,215	12,024	61,399
Reinvestment of distributions	1,814	1,190	—	3,010	—	4,250
Shares redeemed	(188,522)	(12,949)	(10,482)	(10,307)	(23,806)	(22,953)
Net increase (decrease) from share transactions	(118,903)	179,483	1,277	29,918	(11,782)	42,696
Class I
Shares sold	7,223	6,645	1,628	2,113	3,668	4,745
Reinvestment of distributions	54	801	—	337	—	1,328
Shares redeemed	(10,520)	(46,211)	(5,332)	(2,424)	(5,401)	(5,209)
Net increase (decrease) from share transactions	(3,243)	(38,765)	(3,704)	26	(1,733)	864
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Six Months Ended 6/30/20(b) (Unaudited)	Year Ended 12/31/19(b)	Six Months Ended 6/30/20(c) (Unaudited)	Year Ended 12/31/19(c)
Class K
Shares sold	774,075	1,097,746	671,453	1,684,347	69,436	214,683
Reinvestment of distributions	26,281	51,067	—	195,508	—	16,631
Shares redeemed	(351,805)	(399,561)	(353,472)	(2,681,531)	(49,350)	(106,327)
Net increase (decrease) from share transactions	$ 448,551	$ 749,252	$ 317,981	$ (801,676)	$ 20,086	$ 124,987
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	After the close of trading on April 17, 2020, State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(c)	After the close of trading on April 17, 2020, State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	Year Ended 12/31/15(a)
Net asset value, beginning of period	$101.10	$ 95.50	$98.20	$97.50	$97.50	$101.40
Income (loss) from investment operations:
Net investment income (loss) (b)	1.07	3.40	2.60	2.10	1.60	2.10
Net realized and unrealized gain (loss)	5.16	4.40	(3.00)	0.80	0.30	(1.80)
Total from investment operations	6.23	7.80	(0.40)	2.90	1.90	0.30
Distributions to shareholders from:
Net investment income	(0.98)	(2.20)	(2.30)	(2.10)	(1.80)	(2.60)
Net realized gains	—	—	—	(0.10)	(0.10)	(1.40)
Return of Capital	—	—	—	—	—	(0.20)
Total distributions	(0.98)	(2.20)	(2.30)	(2.20)	(1.90)	(4.20)
Net asset value, end of period	$106.35	$101.10	$95.50	$98.20	$97.50	$ 97.50
Total return (c)	6.19%	8.27%	(0.39)%	2.93%	1.91%	0.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 7,691	$19,325	$1,121	$ 340	$ 211	$ 184
Ratios to Average Net Assets:
Total expenses (d)	0.71%(e)	0.68%	0.55%	0.58%	0.67%	0.66%
Net expenses (d)	0.48%(e)	0.48%	0.31%	0.40%	0.40%	0.31%
Net investment income (loss)	2.07%(e)	3.45%	2.74%	2.11%	1.65%	2.11%
Portfolio turnover rate (f)	10%(g)	69%	90%	99%	194%	62%(h)
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
(h)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	Year Ended 12/31/15(a)
Net asset value, beginning of period	$100.80	$ 95.50	$ 98.40	$ 97.60	$ 97.40	$101.30
Income (loss) from investment operations:
Net investment income (loss) (b)	1.11	2.70	2.70	2.30	1.80	2.00
Net realized and unrealized gain (loss)	5.29	5.40	(2.90)	0.90	0.60	(1.40)
Total from investment operations	6.40	8.10	(0.20)	3.20	2.40	0.60
Distributions to shareholders from:
Net investment income	(1.11)	(2.80)	(2.70)	(2.30)	(2.10)	(2.90)
Net realized gains	—	—	—	(0.10)	(0.10)	(1.40)
Return of Capital	—	—	—	—	—	(0.20)
Total distributions	(1.11)	(2.80)	(2.70)	(2.40)	(2.20)	(4.50)
Net asset value, end of period	$106.09	$100.80	$ 95.50	$ 98.40	$ 97.60	$ 97.40
Total return (c)	6.37%	8.55%	(0.20)%	3.29%	2.37%	0.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 7,310	$ 7,273	$10,598	$10,807	$12,370	$ 4,508
Ratios to Average Net Assets:
Total expenses (d)	0.46%(e)	0.32%	0.27%	0.26%	0.33%	0.41%
Net expenses (d)	0.23%(e)	0.12%	0.04%	0.08%	0.06%	0.06%
Net investment income (loss)	2.15%(e)	2.73%	2.78%	2.30%	1.83%	1.95%
Portfolio turnover rate (f)	10%(g)	69%	90%	99%	194%	62%(h)
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
(h)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	Year Ended 12/31/15(a)
Net asset value, beginning of period	$ 100.80	$ 95.50	$ 98.30	$ 97.50	$ 97.40	$101.40
Income (loss) from investment operations:
Net investment income (loss) (b)	1.20	2.90	2.70	2.30	2.00	2.00
Net realized and unrealized gain (loss)	5.30	5.20	(2.80)	0.90	0.30	(1.50)
Total from investment operations	6.50	8.10	(0.10)	3.20	2.30	0.50
Distributions to shareholders from:
Net investment income	(1.21)	(2.80)	(2.70)	(2.30)	(2.10)	(2.90)
Net realized gains	—	—	—	(0.10)	(0.10)	(1.40)
Return of Capital	—	—	—	—	—	(0.20)
Total distributions	(1.21)	(2.80)	(2.70)	(2.40)	(2.20)	(4.50)
Net asset value, end of period	$ 106.09	$ 100.80	$ 95.50	$ 98.30	$ 97.50	$ 97.40
Total return (c)	6.47%	8.57%	(0.10)%	3.30%	2.27%	0.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$269,107	$210,489	$127,817	$97,318	$76,429	$49,641
Ratios to Average Net Assets:
Total expenses (d)	0.26%(e)	0.23%	0.27%	0.26%	0.33%	0.41%
Net expenses (d)	0.03%(e)	0.03%	0.04%	0.08%	0.06%	0.06%
Net investment income (loss)	2.32%(e)	2.94%	2.83%	2.37%	1.98%	1.88%
Portfolio turnover rate (f)	10%(g)	69%	90%	99%	194%	62%(h)
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
(h)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	Year Ended 12/31/15(a)
Net asset value, beginning of period	$ 98.00	$84.60	$106.70	$ 87.40	$84.50	$91.70
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.19)	3.20	3.60	0.80	3.10	1.50
Net realized and unrealized gain (loss)	(10.69)	14.50	(19.00)	22.50	0.90	(7.10)
Total from investment operations	(10.88)	17.70	(15.40)	23.30	4.00	(5.60)
Distributions to shareholders from:
Net investment income	—	(2.50)	(2.30)	(2.60)	(1.10)	(1.60)
Net realized gains	—	(1.80)	(4.40)	(1.40)	—	—
Total distributions	—	(4.30)	(6.70)	(4.00)	(1.10)	(1.60)
Net asset value, end of period	$ 87.12	$98.00	$ 84.60	$106.70	$87.40	$84.50
Total return (c)	(11.18)%	21.01%	(14.38)%	26.68%	4.75%	(6.17)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 6,425	$7,104	$ 3,599	$ 927	$1,564	$ 42
Ratios to Average Net Assets:
Total expenses (d)	0.74%(e)	0.71%	0.57%	0.53%	0.58%	0.70%
Net expenses (d)	0.45%(e)	0.45%	0.42%	0.44%	0.42%	0.32%
Net investment income (loss)	(0.45)%(e)	3.44%	3.59%	0.79%	3.51%	1.64%
Portfolio turnover rate (f)	1%(g)	28%	4%	2%	8%	3%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	Year Ended 12/31/15(a)
Net asset value, beginning of period	$ 98.10	$84.60	$106.70	$ 87.40	$84.50	$91.70
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.07)	2.70	2.30	2.10	1.70	1.80
Net realized and unrealized gain (loss)	(10.69)	15.40	(17.60)	21.40	2.50	(7.20)
Total from investment operations	(10.76)	18.10	(15.30)	23.50	4.20	(5.40)
Distributions to shareholders from:
Net investment income	—	(2.80)	(2.40)	(2.80)	(1.30)	(1.80)
Net realized gains	—	(1.80)	(4.40)	(1.40)	—	—
Total distributions	—	(4.60)	(6.80)	(4.20)	(1.30)	(1.80)
Net asset value, end of period	$ 87.34	$98.10	$ 84.60	$106.70	$87.40	$84.50
Total return (c)	(10.97)%	21.24%	(14.18)%	27.00%	5.02%	(5.94)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 334	$ 739	$ 635	$ 999	$ 501	$ 42
Ratios to Average Net Assets:
Total expenses (d)	0.45%(e)	0.38%	0.43%	0.23%	0.32%	0.45%
Net expenses (d)	0.16%(e)	0.12%	0.30%	0.15%	0.16%	0.06%
Net investment income (loss)	(0.16)%(e)	2.90%	2.27%	2.12%	2.01%	1.89%
Portfolio turnover rate (f)	1%(g)	28%	4%	2%	8%	3%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	Year Ended 12/31/15(a)
Net asset value, beginning of period	$ 98.20	$ 84.70	$ 106.80	$ 87.40	$ 84.50	$ 91.70
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.00)(c)	2.90	2.60	3.20	2.00	2.40
Net realized and unrealized gain (loss)	(10.70)	15.40	(17.70)	20.40	2.20	(7.80)
Total from investment operations	(10.70)	18.30	(15.10)	23.60	4.20	(5.40)
Distributions to shareholders from:
Net investment income	—	(3.00)	(2.60)	(2.80)	(1.30)	(1.80)
Net realized gains	—	(1.80)	(4.40)	(1.40)	—	—
Total distributions	—	(4.80)	(7.00)	(4.20)	(1.30)	(1.80)
Net asset value, end of period	$ 87.50	$ 98.20	$ 84.70	$ 106.80	$ 87.40	$ 84.50
Total return (d)	(10.90)%	21.49%	(14.03)%	27.11%	5.02%	(5.94)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$404,999	$423,417	$433,086	$456,567	$222,297	$57,219
Ratios to Average Net Assets:
Total expenses (e)	0.29%(f)	0.27%	0.18%	0.18%	0.23%	0.45%
Net expenses (e)	0.00%(f)(g)	0.01%	0.05%	0.10%	0.07%	0.06%
Net investment income (loss)	0.00%(f)(g)	3.12%	2.57%	3.16%	2.28%	2.59%
Portfolio turnover rate (h)	1%(i)	28%	4%	2%	8%	3%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Amount is less than 0.005%.
(h)	Portfolio turnover rate is from the corresponding Portfolio.
(i)	Not annualized.
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	For the Period 10/16/15* - 12/31/15(a)
Net asset value, beginning of period	$253.40	$209.40	$239.00	$213.40	$186.00	$200.00
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.56)	4.40	6.40	10.60	1.40	1.00
Net realized and unrealized gain (loss)	(14.98)	53.00	(29.00)	27.40	28.20	(13.80)
Total from investment operations	(15.54)	57.40	(22.60)	38.00	29.60	(12.80)
Distributions to shareholders from:
Net investment income	—	(4.60)	(3.00)	(5.00)	(2.20)	(1.20)
Net realized gains	—	(8.80)	(4.00)	(7.40)	(0.00)(c)	—
Total distributions	—	(13.40)	(7.00)	(12.40)	(2.20)	(1.20)
Net asset value, end of period	$237.86	$253.40	$209.40	$239.00	$213.40	$186.00
Total return (d)	(6.13)%	27.42%	(9.35)%	17.87%	15.67%	(6.27)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,885	$22,037	$ 9,274	$ 988	$ 114	$ 97
Ratios to Average Net Assets:
Total expenses (e)	0.78%(f)	0.79%	0.80%	1.10%	2.48%	5.08%(f)
Net expenses (e)	0.50%(f)	0.49%	0.29%	0.35%	0.30%	0.30%(f)
Net investment income (loss)	(0.50)%(f)	1.76%	2.65%	4.60%	0.69%	2.55%(f)
Portfolio turnover rate (g)	21%(h)	51%	22%	21%	21%	8%(h)
*	Commencement of operations.
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	For the Period 10/16/15* - 12/31/15(a)
Net asset value, beginning of period	$253.40	$209.60	$239.00	$213.40	$186.00	$200.00
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.27)	3.80	4.00	8.00	2.80	1.20
Net realized and unrealized gain (loss)	(14.93)	54.40	(25.80)	30.60	27.40	(14.00)
Total from investment operations	(15.20)	58.20	(21.80)	38.60	30.20	(12.80)
Distributions to shareholders from:
Net investment income	—	(5.60)	(3.60)	(5.60)	(2.80)	(1.20)
Net realized gains	—	(8.80)	(4.00)	(7.40)	(0.00)(c)	—
Total distributions	—	(14.40)	(7.60)	(13.00)	(2.80)	(1.20)
Net asset value, end of period	$238.20	$253.40	$209.60	$239.00	$213.40	$186.00
Total return (d)	(6.00)%	27.70%	(9.07)%	18.16%	15.96%	(6.18)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 5,521	$ 6,312	$ 5,038	$ 4,135	$ 297	$ 97
Ratios to Average Net Assets:
Total expenses (e)	0.53%(f)	0.46%	0.61%	0.90%	2.22%	4.83%(f)
Net expenses (e)	0.25%(f)	0.17%	0.07%	0.11%	0.05%	0.05%(f)
Net investment income (loss)	(0.24)%(f)	1.58%	1.58%	3.42%	1.42%	2.80%(f)
Portfolio turnover rate (g)	21%(h)	51%	22%	21%	21%	8%(h)
*	Commencement of operations.
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	For the Period 8/12/15* - 12/31/15(a)
Net asset value, beginning of period	$253.40	$209.60	$239.00	$213.40	$186.00	$200.00
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.05)	5.40	5.80	3.00	3.00	1.20
Net realized and unrealized gain (loss)	(14.87)	53.00	(27.60)	35.60	27.20	(14.00)
Total from investment operations	(14.92)	58.40	(21.80)	38.60	30.20	(12.80)
Distributions to shareholders from:
Net investment income	—	(5.80)	(3.60)	(5.60)	(2.80)	(1.20)
Net realized gains	—	(8.80)	(4.00)	(7.40)	(0.00)(c)	—
Total distributions	—	(14.60)	(7.60)	(13.00)	(2.80)	(1.20)
Net asset value, end of period	$238.48	$253.40	$209.60	$239.00	$213.40	$186.00
Total return (d)	(5.89)%	27.84%	(9.03)%	18.16%	16.21%	(6.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$78,069	$77,885	$38,195	$18,750	$14,098	$ 3,930
Ratios to Average Net Assets:
Total expenses (e)	0.33%(f)	0.34%	0.55%	0.96%	2.21%	4.71%(f)
Net expenses (e)	0.05%(f)	0.05%	0.04%	0.05%	0.05%	0.05%(f)
Net investment income (loss)	(0.05)%(f)	2.17%	2.37%	1.29%	1.51%	1.49%(f)
Portfolio turnover rate (g)	21%(h)	51%	22%	21%	21%	8%(h)
*	Commencement of operations.
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
13

State Street Aggregate Bond Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2020

% of Net Assets
U.S. Treasury Obligations	36.6%
U.S. Government Agency Obligations	29.0
Corporate Bonds & Notes	27.4
Foreign Government Obligations	3.8
Mortgage-Backed Securities	1.3
Municipal Bonds & Notes	0.6
Asset-Backed Securities	0.4
Short-Term Investments	6.0
Liabilities in Excess of Other Assets	(5.1)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2020

Description	% of Net Assets
Banks	5.5%
Electric	2.0
Pharmaceuticals	1.9
Telecommunications	1.3
Oil & Gas	1.2
TOTAL	11.9%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

State Street Global All Cap Equity ex- U.S. Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2020

% of Net Assets
Common Stocks	96.7%
Rights	0.0 *
Warrants	0.0 *
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
15

State Street Small/Mid Cap Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2020

% of Net Assets
Common Stocks	97.6%
Rights	0.0 *
Warrants	0.0 *
Short-Term Investments	6.9
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2020

Description	% of Net Assets
Software	11.7%
Biotechnology	7.1
Equity Real Estate Investment Trusts (REITs)	6.8
IT Services	4.6
Banks	4.4
TOTAL	34.6%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 27.4%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$ 260,000	$ 269,407
4.20%, 4/15/2024	25,000	27,302
4.65%, 10/1/2028	10,000	11,603
5.40%, 10/1/2048	25,000	27,330
Omnicom Group, Inc. 2.45%, 4/30/2030 (a)	100,000	101,401
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	111,639
WPP Finance 2010 3.63%, 9/7/2022	25,000	26,047
		574,729
AEROSPACE & DEFENSE — 0.6%
Boeing Co.:
2.30%, 8/1/2021 (a)	30,000	30,199
2.60%, 10/30/2025	35,000	34,764
2.80%, 3/1/2023	25,000	25,463
2.95%, 2/1/2030	50,000	48,944
3.25%, 3/1/2028	25,000	24,661
3.38%, 6/15/2046	25,000	20,687
3.50%, 3/1/2039	250,000	221,487
3.55%, 3/1/2038	165,000	144,489
3.65%, 3/1/2047	100,000	87,382
3.75%, 2/1/2050	50,000	44,893
3.83%, 3/1/2059	250,000	212,305
4.51%, 5/1/2023	400,000	422,712
4.88%, 5/1/2025	85,000	92,663
5.04%, 5/1/2027	150,000	165,439
5.15%, 5/1/2030	200,000	222,856
5.71%, 5/1/2040	150,000	169,660
5.81%, 5/1/2050 (a)	200,000	236,740
5.93%, 5/1/2060	150,000	176,889
General Dynamics Corp.:
2.25%, 11/15/2022	25,000	25,942
2.38%, 11/15/2024	250,000	266,632
3.63%, 4/1/2030	100,000	116,932
4.25%, 4/1/2050	60,000	77,570
Howmet Aerospace, Inc. 6.88%, 5/1/2025	320,000	347,219
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	16,138
3.83%, 4/27/2025	50,000	55,935
3.85%, 6/15/2023	70,000	76,147
3.85%, 12/15/2026	50,000	57,303
4.40%, 6/15/2028	100,000	118,579
Lockheed Martin Corp.:
1.85%, 6/15/2030	45,000	46,290
2.80%, 6/15/2050	50,000	52,499
3.55%, 1/15/2026	100,000	114,650
3.60%, 3/1/2035	50,000	60,033
Security Description	Principal Amount	Value
4.70%, 5/15/2046	$ 110,000	$ 150,190
Northrop Grumman Corp.:
2.55%, 10/15/2022	150,000	156,456
2.93%, 1/15/2025	150,000	162,087
3.25%, 8/1/2023	200,000	215,158
3.25%, 1/15/2028	150,000	167,320
4.03%, 10/15/2047	100,000	120,276
4.75%, 6/1/2043	25,000	32,389
Raytheon Technologies Corp.:
2.25%, 7/1/2030	200,000	207,946
2.80%, 3/15/2022 (b)	200,000	206,270
3.13%, 5/4/2027	200,000	222,392
3.13%, 7/1/2050	200,000	211,972
3.50%, 3/15/2027 (b)	136,000	153,151
4.13%, 11/16/2028	60,000	70,619
4.35%, 4/15/2047 (b)	100,000	121,692
4.63%, 11/16/2048	35,000	45,301
6.13%, 7/15/2038	50,000	72,386
United Technologies Corp.:
4.45%, 11/16/2038	20,000	24,425
4.50%, 6/1/2042	100,000	124,329
		6,278,461
AGRICULTURE — 0.4%
Altria Group, Inc.:
2.85%, 8/9/2022	200,000	208,332
3.49%, 2/14/2022	15,000	15,655
3.80%, 2/14/2024	40,000	43,772
3.88%, 9/16/2046	100,000	99,641
4.00%, 1/31/2024	25,000	27,561
4.40%, 2/14/2026	225,000	258,712
4.50%, 5/2/2043	25,000	26,799
4.80%, 2/14/2029	40,000	46,676
5.80%, 2/14/2039	285,000	354,130
5.95%, 2/14/2049	75,000	97,795
6.20%, 2/14/2059	15,000	19,995
Archer-Daniels-Midland Co.:
3.38%, 3/15/2022	60,000	62,771
3.75%, 9/15/2047	50,000	60,079
4.02%, 4/16/2043	50,000	59,174
BAT Capital Corp.:
2.76%, 8/15/2022	100,000	103,568
2.79%, 9/6/2024	70,000	73,614
3.22%, 8/15/2024	50,000	53,440
3.22%, 9/6/2026	100,000	107,485
3.46%, 9/6/2029	100,000	106,502
3.56%, 8/15/2027	100,000	107,678
4.39%, 8/15/2037	100,000	109,071
4.54%, 8/15/2047	105,000	113,814
4.70%, 4/2/2027	250,000	286,710
4.76%, 9/6/2049	100,000	112,154
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	30,000	31,404
4.35%, 3/15/2024	100,000	109,212
Philip Morris International, Inc.:
2.13%, 5/10/2023	75,000	78,142

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 2/18/2022	$ 25,000	$ 25,772
2.75%, 2/25/2026	125,000	135,849
3.13%, 3/2/2028 (a)	200,000	224,498
4.13%, 3/4/2043	25,000	29,410
4.25%, 11/10/2044	250,000	302,187
4.50%, 3/20/2042	50,000	61,171
Reynolds American, Inc.:
4.00%, 6/12/2022	50,000	52,783
5.70%, 8/15/2035	25,000	30,594
5.85%, 8/15/2045	175,000	214,111
		3,850,261
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	17,539	14,403
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	89,176	82,828
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	73,845	68,061
Delta Air Lines 2020-1 Pass Through Trust Series AA, 2.00%, 12/10/2029	100,000	95,366
Southwest Airlines Co. 2.63%, 2/10/2030	100,000	90,085
United Airlines 2016-1 Pass Through Trust Series AA, 3.10%, 1/7/2030	43,404	41,300
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	107,298	100,369
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	71,107	69,024
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	65,000	58,545
		619,981
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	50,000	54,639
3.25%, 3/27/2040	200,000	223,798
3.38%, 3/27/2050	150,000	172,720
3.88%, 11/1/2045 (a)	30,000	36,832
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	15,453
3.75%, 9/15/2025 (a)	25,000	27,805
Security Description	Principal Amount	Value
VF Corp.:
2.40%, 4/23/2025	$ 100,000	$ 105,394
2.95%, 4/23/2030	65,000	69,304
		705,945
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
1.95%, 5/20/2022	65,000	66,516
Series MTN, 2.15%, 9/10/2024	100,000	104,846
Series MTN, 2.90%, 2/16/2024	50,000	53,248
Series MTN, 3.63%, 10/10/2023	300,000	325,971
General Motors Co.:
5.15%, 4/1/2038	200,000	194,534
5.20%, 4/1/2045	200,000	193,588
5.40%, 10/2/2023	250,000	270,665
6.60%, 4/1/2036	100,000	107,710
6.75%, 4/1/2046	25,000	27,303
General Motors Financial Co., Inc.:
3.15%, 6/30/2022	250,000	254,088
3.20%, 7/6/2021	100,000	101,113
3.45%, 1/14/2022	50,000	50,836
3.55%, 7/8/2022	50,000	51,207
3.70%, 5/9/2023	100,000	102,842
3.95%, 4/13/2024	150,000	154,899
4.00%, 1/15/2025	35,000	36,327
4.15%, 6/19/2023 (a)	200,000	208,734
4.20%, 11/6/2021 (a)	250,000	256,922
4.35%, 1/17/2027	185,000	192,296
5.25%, 3/1/2026	100,000	108,981
PACCAR Financial Corp.:
Series MTN, 2.00%, 9/26/2022	30,000	30,942
Series MTN, 2.30%, 8/10/2022	50,000	51,817
Series MTN, 2.65%, 5/10/2022	50,000	52,090
Series MTN, 2.65%, 4/6/2023	80,000	84,423
Toyota Motor Credit Corp.:
Series GMTN, 2.80%, 7/13/2022	25,000	26,092
Series GMTN, 3.05%, 1/11/2028	50,000	55,660
Series GMTN, 3.45%, 9/20/2023	100,000	108,444
Series MTN, 1.15%, 5/26/2022	150,000	151,641
Series MTN, 1.35%, 8/25/2023	150,000	152,766
Series MTN, 1.80%, 2/13/2025	150,000	155,363
Series MTN, 2.15%, 9/8/2022 (a)	50,000	51,610

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.60%, 1/11/2022	$ 200,000	$ 206,032
Series MTN, 2.90%, 4/17/2024	50,000	53,603
Series MTN, 3.40%, 4/14/2025	100,000	111,587
		4,154,696
AUTO PARTS & EQUIPMENT — 0.0% (c)
Aptiv PLC:
4.25%, 1/15/2026	25,000	27,797
4.40%, 10/1/2046 (a)	30,000	28,882
Aptiv PLC 4.35%, 3/15/2029 (a)	45,000	48,459
BorgWarner, Inc. 2.65%, 7/1/2027 (a)	50,000	51,399
Lear Corp.:
3.50%, 5/30/2030	25,000	24,651
4.25%, 5/15/2029	25,000	25,639
5.25%, 5/15/2049	30,000	30,345
		237,172
BANKS — 5.5%
Australia & New Zealand Banking Group, Ltd. 2.63%, 5/19/2022	250,000	260,230
Banco Santander SA:
2.75%, 5/28/2025	200,000	206,982
3.13%, 2/23/2023	200,000	208,146
4.38%, 4/12/2028	200,000	223,808
Bank of America Corp.:
6.11%, 1/29/2037	75,000	106,455
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (d)	250,000	266,910
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	96,000	100,794
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (d)	250,000	272,850
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	234,000	242,330
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (a) (d)	100,000	120,897
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (d)	200,000	243,952
SOFR + 2.15%, 2.59%, 4/29/2031 (d)	735,000	778,968
Series GMTN, 3.50%, 4/19/2026	130,000	146,307
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	250,000	280,660
Security Description	Principal Amount	Value
Series L, 3.95%, 4/21/2025	$ 50,000	$ 55,360
Series MTN, 2.50%, 10/21/2022	50,000	51,183
Series MTN, 4.00%, 4/1/2024	50,000	55,460
Series MTN, 4.13%, 1/22/2024	25,000	27,745
Series MTN, 4.20%, 8/26/2024	50,000	55,471
Series MTN, 4.88%, 4/1/2044	50,000	67,411
Series MTN, 5.00%, 1/21/2044	100,000	136,804
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (d)	75,000	78,832
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	250,000	269,497
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (d)	200,000	207,068
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (d)	100,000	110,342
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (d)	75,000	81,006
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (d)	150,000	174,012
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (d)	500,000	587,830
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (d)	150,000	182,187
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	150,000	193,725
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (d)	200,000	200,888
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (d)	400,000	406,360
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	200,000	205,988
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (d)	270,000	281,723
Bank of Montreal:
Series MTN, 1.90%, 8/27/2021	300,000	305,184
Series MTN, 2.05%, 11/1/2022	60,000	61,983
Series MTN, 2.50%, 6/28/2024	65,000	68,966
Series MTN, 2.55%, 11/6/2022	30,000	31,358
Series MTN, 2.90%, 3/26/2022	100,000	104,187

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Bank of New York Mellon Corp.:
Series G, 3.00%, 2/24/2025	$ 100,000	$ 109,417
Series MTN, 2.20%, 8/16/2023	200,000	209,062
Series MTN, 2.60%, 2/7/2022	125,000	129,013
Series MTN, 3.25%, 5/16/2027	100,000	113,291
Series MTN, 3.30%, 8/23/2029	250,000	281,287
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (d)	250,000	282,230
Bank of Nova Scotia:
1.30%, 6/11/2025	150,000	151,235
1.63%, 5/1/2023	400,000	409,312
2.70%, 3/7/2022	100,000	103,714
Barclays PLC:
3.20%, 8/10/2021	200,000	205,926
3.68%, 1/10/2023	200,000	207,456
4.38%, 1/12/2026	50,000	56,444
5.25%, 8/17/2045	25,000	33,427
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (d)	250,000	269,325
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (d)	250,000	269,927
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (d)	200,000	234,316
3 Month USD LIBOR + 2.45%, 2.85%, 5/7/2026 (d)	200,000	208,630
BBVA USA 2.50%, 8/27/2024	250,000	253,647
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	250,000	273,515
BPCE SA 4.00%, 4/15/2024	250,000	277,182
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	50,000	51,975
3.10%, 4/2/2024	100,000	107,066
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (d)	50,000	51,689
Citibank NA Series BKNT, 3.65%, 1/23/2024	250,000	274,142
Citigroup, Inc.:
2.35%, 8/2/2021	50,000	50,959
2.70%, 10/27/2022	250,000	260,655
2.75%, 4/25/2022	300,000	310,782
3.20%, 10/21/2026	300,000	329,139
3.75%, 6/16/2024	25,000	27,590
4.13%, 7/25/2028	70,000	79,151
Security Description	Principal Amount	Value
4.30%, 11/20/2026	$ 50,000	$ 56,855
4.40%, 6/10/2025	250,000	279,987
4.45%, 9/29/2027	150,000	170,619
4.65%, 7/30/2045	25,000	32,079
5.30%, 5/6/2044	50,000	66,140
6.68%, 9/13/2043	175,000	268,116
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (d)	250,000	269,882
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	100,000	104,038
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	250,000	276,967
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (d)	250,000	285,362
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	100,000	111,645
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (d)	250,000	281,400
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (d)	150,000	184,933
SOFR + 0.87%, 2.31%, 11/4/2022 (d)	50,000	51,038
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	100,000	106,251
SOFR + 1.67%, 1.68%, 5/15/2024 (d)	500,000	509,570
SOFR + 2.11%, 2.57%, 6/3/2031 (d)	150,000	155,021
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 4/28/2025	250,000	264,510
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	75,906
2.85%, 7/27/2026	25,000	26,991
Comerica, Inc.:
3.70%, 7/31/2023	50,000	53,617
4.00%, 2/1/2029 (a)	50,000	56,189
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	250,000	264,195
3.88%, 2/8/2022	50,000	52,765
4.38%, 8/4/2025	250,000	281,152
5.75%, 12/1/2043 (a)	50,000	71,768
Credit Suisse AG:
2.80%, 4/8/2022	250,000	259,312
Series MTN, 3.63%, 9/9/2024 (a)	500,000	552,105
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	150,000	161,302

See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Deutsche Bank AG:
3.30%, 11/16/2022	$ 250,000	$ 256,527
3.70%, 5/30/2024	50,000	51,978
3.95%, 2/27/2023	250,000	259,522
4.25%, 10/14/2021	200,000	204,608
Discover Bank:
Series BKNT, 3.35%, 2/6/2023	250,000	264,970
Series BKNT, 3.45%, 7/27/2026	25,000	27,026
Fifth Third Bancorp 3.95%, 3/14/2028	100,000	116,687
Fifth Third Bank NA:
Series BKNT, 3.35%, 7/26/2021	200,000	205,364
Series BKNT, 3.85%, 3/15/2026	225,000	252,767
FNB Corp. 2.20%, 2/24/2023	10,000	9,910
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	175,000	176,074
3.00%, 4/26/2022	250,000	254,572
3.50%, 1/23/2025	50,000	54,604
3.50%, 11/16/2026	250,000	274,582
3.63%, 1/22/2023	25,000	26,749
3.75%, 2/25/2026	50,000	55,954
4.00%, 3/3/2024	50,000	55,248
4.75%, 10/21/2045	50,000	65,602
5.15%, 5/22/2045	250,000	325,742
5.95%, 1/15/2027	50,000	62,365
6.25%, 2/1/2041	200,000	299,984
6.75%, 10/1/2037	150,000	216,067
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	250,000	259,710
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (d)	500,000	579,770
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (d)	200,000	231,204
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	350,000	422,530
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	250,000	279,765
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (d)	325,000	349,797
Series MTN, 4.80%, 7/8/2044	50,000	65,147
HSBC Holdings PLC:
3.60%, 5/25/2023	250,000	267,690
4.30%, 3/8/2026	250,000	282,205
5.25%, 3/14/2044	250,000	315,172
6.50%, 9/15/2037	200,000	272,424
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (d)	$ 250,000	$ 260,950
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (d)	250,000	268,617
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (d)	200,000	222,998
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (d)	250,000	288,275
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (d)	250,000	275,925
SOFR + 2.39%, 2.85%, 6/4/2031 (d)	200,000	204,330
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	25,000	25,673
4.00%, 5/15/2025	100,000	113,238
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	250,000	272,757
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	250,000	254,012
ING Groep NV:
3.55%, 4/9/2024	200,000	217,922
4.55%, 10/2/2028	200,000	241,496
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	54,168
JPMorgan Chase & Co.:
2.70%, 5/18/2023	125,000	131,609
2.95%, 10/1/2026	350,000	383,617
2.97%, 1/15/2023	50,000	51,815
3.38%, 5/1/2023	75,000	80,117
3.88%, 2/1/2024	50,000	55,426
4.13%, 12/15/2026	50,000	58,192
4.25%, 10/1/2027	80,000	92,889
4.85%, 2/1/2044	50,000	68,008
4.95%, 6/1/2045	50,000	67,925
5.40%, 1/6/2042	50,000	71,040
5.50%, 10/15/2040	150,000	219,297
5.63%, 8/16/2043	250,000	363,132
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	155,000	161,298
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	75,000	80,288
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (d)	200,000	216,942
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	338,000	349,857

See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (d)	$ 185,000	$ 208,465
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (d)	100,000	107,594
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (d)	125,000	143,250
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (d)	200,000	234,070
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	250,000	282,855
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	200,000	236,356
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	200,000	223,406
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	100,000	120,581
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (d)	50,000	60,458
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	100,000	125,744
SOFR + 1.46%, 1.51%, 6/1/2024 (d)	200,000	203,330
SOFR + 1.59%, 2.01%, 3/13/2026 (d)	370,000	383,834
SOFR + 1.85%, 2.08%, 4/22/2026 (d)	250,000	259,840
SOFR + 1.89%, 2.18%, 6/1/2028 (d)	200,000	207,380
SOFR + 2.04%, 2.52%, 4/22/2031 (d)	500,000	528,185
SOFR + 2.44%, 3.11%, 4/22/2051 (d)	250,000	266,910
SOFR + 2.46%, 3.11%, 4/22/2041 (d)	165,000	177,918
SOFR + 2.52%, 2.96%, 5/13/2031 (d)	65,000	68,949
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	250,000	259,270
Series MTN, 3.40%, 5/20/2026	25,000	27,566
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	100,000	104,671
Series MTN, 4.15%, 10/29/2025	65,000	74,852
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	26,724
2.25%, 10/1/2021	50,000	51,210
Security Description	Principal Amount	Value
Series GMTN, 1.75%, 7/27/2026	$ 50,000	$ 53,235
Lloyds Banking Group PLC:
3.75%, 1/11/2027	100,000	110,557
3.90%, 3/12/2024	250,000	271,785
4.34%, 1/9/2048	200,000	232,514
4.55%, 8/16/2028	250,000	292,922
4.65%, 3/24/2026	100,000	111,962
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	200,000	207,820
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	50,000	50,889
2.67%, 7/25/2022	300,000	311,805
2.76%, 9/13/2026	25,000	26,663
3.00%, 2/22/2022	50,000	51,786
3.29%, 7/25/2027	50,000	54,766
3.41%, 3/7/2024	250,000	269,987
3.46%, 3/2/2023	50,000	53,344
3.54%, 7/26/2021	30,000	30,973
3.68%, 2/22/2027	50,000	55,417
3.74%, 3/7/2029 (a)	250,000	283,542
3.76%, 7/26/2023	100,000	108,506
3.78%, 3/2/2025	50,000	55,279
3.85%, 3/1/2026	25,000	28,330
3.96%, 3/2/2028 (a)	50,000	57,425
4.05%, 9/11/2028	100,000	115,879
4.29%, 7/26/2038	35,000	42,385
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	200,000	207,226
4.02%, 3/5/2028	200,000	226,980
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (d)	200,000	209,976
3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (d)	200,000	211,538
Morgan Stanley:
3.63%, 1/20/2027	100,000	112,639
3.95%, 4/23/2027	25,000	28,038
4.30%, 1/27/2045	50,000	62,835
4.38%, 1/22/2047	100,000	129,983
6.38%, 7/24/2042	65,000	101,531
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (d)	250,000	269,360
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	100,000	112,301
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (d)	250,000	314,652
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	100,000	118,589

See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.99%, 2.19%, 4/28/2026 (d)	$ 255,000	$ 265,751
Class GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (d)	200,000	303,716
Series GMTN, 3.13%, 1/23/2023	300,000	318,177
Series GMTN, 3.75%, 2/25/2023	50,000	53,905
Series GMTN, 3.88%, 1/27/2026	125,000	141,873
Series GMTN, 4.00%, 7/23/2025	500,000	566,620
Series GMTN, 4.35%, 9/8/2026	50,000	57,555
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (d)	250,000	297,872
Series MTN, 3.13%, 7/27/2026	225,000	248,146
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (d)	500,000	529,315
National Australia Bank, Ltd.:
2.88%, 4/12/2023	250,000	265,160
Series BKNT, 1.88%, 7/12/2021	250,000	253,670
Series BKNT, 2.50%, 7/12/2026	50,000	53,943
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	77,394
3.65%, 8/3/2028	100,000	116,311
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	63,000	67,314
PNC Bank NA:
Series BKNT, 2.63%, 2/17/2022	250,000	258,367
Series BKNT, 3.25%, 1/22/2028	250,000	281,000
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	150,000	158,839
3.15%, 5/19/2027	100,000	111,741
3.30%, 3/8/2022	50,000	52,186
3.45%, 4/23/2029	100,000	114,695
3.50%, 1/23/2024	50,000	54,672
3.90%, 4/29/2024	50,000	55,127
Regions Financial Corp. 2.25%, 5/18/2025 (a)	100,000	104,667
Royal Bank of Canada:
Series GMTN, 3.70%, 10/5/2023	500,000	546,130
Series GMTN, 4.65%, 1/27/2026 (a)	100,000	115,991
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	75,000	80,854
5.13%, 5/28/2024	100,000	109,121
Security Description	Principal Amount	Value
6.00%, 12/19/2023	$ 95,000	$ 106,416
6.10%, 6/10/2023	45,000	49,785
6.13%, 12/15/2022	105,000	114,505
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	250,000	259,650
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (d)	250,000	271,482
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (a) (d)	200,000	231,772
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	50,000	52,119
3.70%, 3/28/2022	60,000	61,852
4.40%, 7/13/2027	50,000	54,137
4.45%, 12/3/2021	30,000	31,181
4.50%, 7/17/2025	50,000	54,140
3.50%, 6/7/2024	70,000	73,571
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	250,000	258,777
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (d)	200,000	219,856
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	50,000	50,776
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	70,000	71,684
2.45%, 9/27/2024	200,000	209,752
2.78%, 7/12/2022	350,000	364,493
2.78%, 10/18/2022	100,000	104,579
2.85%, 1/11/2022	250,000	258,225
3.01%, 10/19/2026	50,000	54,438
3.04%, 7/16/2029	200,000	216,326
3.10%, 1/17/2023	200,000	211,290
3.36%, 7/12/2027	50,000	55,019
3.75%, 7/19/2023	50,000	54,185
3.78%, 3/9/2026	30,000	33,912
3.94%, 7/19/2028	50,000	57,245
4.31%, 10/16/2028	100,000	117,195
SunTrust Bank Series BKNT, 4.05%, 11/3/2025	40,000	45,938
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	250,000	254,942
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	15,241
Toronto-Dominion Bank:
Series GMTN, 3.50%, 7/19/2023	50,000	54,611
Series MTN, 0.75%, 6/12/2023	165,000	166,109

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.15%, 6/12/2025 (a)	$ 200,000	$ 202,728
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	250,000	256,157
Series BKNT, 2.45%, 8/1/2022	50,000	51,813
Series BKNT, 2.80%, 5/17/2022 (a)	100,000	104,064
Series BKNT, 3.00%, 2/2/2023	100,000	105,730
Series BKNT, 3.63%, 9/16/2025	25,000	27,908
Truist Financial Corp.:
2.70%, 1/27/2022	50,000	51,553
4.00%, 5/1/2025	100,000	113,766
Series MTN, 2.20%, 3/16/2023	100,000	103,808
Series MTN, 2.50%, 8/1/2024	100,000	106,391
Series MTN, 3.05%, 6/20/2022	150,000	157,072
Series MTN, 3.75%, 12/6/2023	50,000	54,758
Series MTN, 3.88%, 3/19/2029	100,000	113,236
US Bancorp:
1.45%, 5/12/2025	150,000	154,437
2.40%, 7/30/2024	100,000	106,494
Series DMTN, 3.00%, 7/30/2029	100,000	108,803
Series MTN, 3.10%, 4/27/2026	50,000	55,411
Series MTN, 3.60%, 9/11/2024	25,000	27,798
Series V, 2.63%, 1/24/2022	300,000	309,699
US Bank NA Series BKNT, 3.40%, 7/24/2023	250,000	270,300
Wells Fargo & Co.:
3.00%, 4/22/2026	250,000	272,715
3.00%, 10/23/2026	250,000	273,110
3.07%, 1/24/2023	250,000	259,120
4.13%, 8/15/2023	25,000	27,177
4.48%, 1/16/2024	25,000	27,720
5.38%, 11/2/2043	150,000	202,051
5.61%, 1/15/2044	325,000	445,763
5.95%, 12/1/2086	25,000	30,022
SOFR + 2.00%, 2.19%, 4/30/2026 (d)	310,000	320,549
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	415,000	433,152
Series GMTN, 4.30%, 7/22/2027	50,000	57,196
Series GMTN, 4.90%, 11/17/2045	150,000	192,174
Series MTN, 2.63%, 7/22/2022	365,000	379,775
Security Description	Principal Amount	Value
Series MTN, 3.30%, 9/9/2024 (a)	$ 150,000	$ 164,292
Series MTN, 3.55%, 9/29/2025	50,000	55,758
Series MTN, 4.15%, 1/24/2029 (a)	250,000	293,407
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (d)	125,000	128,915
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (d)	250,000	260,187
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (a) (d)	110,000	119,109
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	350,000	388,388
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (d)	150,000	181,272
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (d)	165,000	167,544
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (d)	200,000	206,636
Westpac Banking Corp.:
2.35%, 2/19/2025	100,000	106,141
2.80%, 1/11/2022	100,000	103,446
2.85%, 5/13/2026	50,000	54,887
3.30%, 2/26/2024	300,000	326,541
3.35%, 3/8/2027	150,000	169,927
3.40%, 1/25/2028 (a)	100,000	114,579
3.65%, 5/15/2023	100,000	108,451
4.42%, 7/24/2039 (a)	25,000	29,400
5 year CMT + 2.00%, 4.11%, 7/24/2034 (d)	30,000	33,061
Zions Bancorp NA 3.25%, 10/29/2029	250,000	244,550
		58,326,300
BEVERAGES — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	280,280
4.70%, 2/1/2036	125,000	146,724
4.90%, 2/1/2046	250,000	303,155
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030 (a)	500,000	562,170
3.75%, 7/15/2042	50,000	53,136
4.00%, 4/13/2028	80,000	92,329
4.15%, 1/23/2025	500,000	566,830
4.38%, 4/15/2038	215,000	243,640
4.50%, 6/1/2050	250,000	297,032
4.60%, 4/15/2048	35,000	40,914
4.75%, 4/15/2058	125,000	150,601

See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 1/23/2031	$ 65,000	$ 81,399
4.95%, 1/15/2042	250,000	300,177
5.45%, 1/23/2039	350,000	441,840
5.55%, 1/23/2049	350,000	464,775
5.80%, 1/23/2059	45,000	63,531
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	55,901
4.00%, 4/15/2038	50,000	59,021
Coca-Cola Co:
1.45%, 6/1/2027	40,000	41,106
2.95%, 3/25/2025	250,000	275,202
Coca-Cola Co.:
1.55%, 9/1/2021	200,000	202,656
2.13%, 9/6/2029	150,000	160,093
2.20%, 5/25/2022	200,000	206,834
2.25%, 9/1/2026	25,000	27,136
2.88%, 10/27/2025 (a)	25,000	27,709
3.20%, 11/1/2023	25,000	27,194
4.20%, 3/25/2050 (a)	150,000	198,279
Constellation Brands, Inc.:
2.70%, 5/9/2022	50,000	51,776
2.88%, 5/1/2030	25,000	26,520
3.15%, 8/1/2029 (a)	100,000	107,777
3.75%, 5/1/2050	20,000	21,761
4.25%, 5/1/2023	25,000	27,379
4.50%, 5/9/2047	50,000	59,310
4.65%, 11/15/2028	30,000	35,428
Diageo Capital PLC:
2.63%, 4/29/2023	75,000	79,102
3.88%, 5/18/2028	200,000	233,834
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	31,138
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	150,000	154,606
Keurig Dr Pepper, Inc.:
3.13%, 12/15/2023	50,000	53,624
3.20%, 5/1/2030	45,000	50,045
3.80%, 5/1/2050 (a)	70,000	79,205
4.06%, 5/25/2023	50,000	54,461
4.42%, 5/25/2025	200,000	230,616
5.09%, 5/25/2048	25,000	33,155
Molson Coors Brewing Co.:
2.10%, 7/15/2021	250,000	253,342
3.00%, 7/15/2026	50,000	51,806
4.20%, 7/15/2046	30,000	29,136
PepsiCo, Inc.:
0.75%, 5/1/2023	115,000	115,853
1.63%, 5/1/2030	75,000	76,399
1.70%, 10/6/2021	150,000	152,422
2.25%, 5/2/2022	300,000	309,732
2.25%, 3/19/2025	250,000	267,192
2.63%, 7/29/2029	50,000	55,329
2.85%, 2/24/2026	85,000	93,903
2.88%, 10/15/2049	100,000	108,278
Security Description	Principal Amount	Value
3.38%, 7/29/2049	$ 35,000	$ 40,152
3.45%, 10/6/2046	150,000	173,947
3.60%, 3/1/2024	25,000	27,567
3.63%, 3/19/2050	150,000	182,617
4.45%, 4/14/2046	75,000	99,478
4.60%, 7/17/2045	25,000	33,677
		8,770,231
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
2.20%, 2/21/2027	70,000	73,576
2.30%, 2/25/2031	100,000	104,053
2.65%, 5/11/2022	150,000	155,733
3.15%, 2/21/2040	100,000	107,247
3.20%, 11/2/2027	250,000	280,567
3.38%, 2/21/2050	100,000	110,555
3.63%, 5/22/2024	100,000	109,648
4.40%, 5/1/2045	50,000	61,979
4.56%, 6/15/2048	200,000	259,192
6.38%, 6/1/2037	50,000	72,604
Baxalta, Inc. 4.00%, 6/23/2025	8,000	9,169
Biogen, Inc.:
2.25%, 5/1/2030	35,000	35,384
4.05%, 9/15/2025	50,000	57,358
5.20%, 9/15/2045	275,000	357,112
Gilead Sciences, Inc.:
1.95%, 3/1/2022 (a)	5,000	5,112
2.95%, 3/1/2027 (a)	25,000	27,874
3.25%, 9/1/2022	250,000	264,223
3.65%, 3/1/2026	85,000	97,216
4.15%, 3/1/2047	120,000	153,122
4.40%, 12/1/2021	25,000	26,169
4.50%, 2/1/2045	25,000	32,507
4.60%, 9/1/2035	100,000	130,679
4.75%, 3/1/2046	175,000	236,049
4.80%, 4/1/2044	25,000	33,602
		2,800,730
BUILDING MATERIALS — 0.1%
Carrier Global Corp.:
2.24%, 2/15/2025 (b)	35,000	35,855
2.49%, 2/15/2027 (b)	35,000	35,624
2.72%, 2/15/2030 (b)	50,000	50,105
3.38%, 4/5/2040 (b)	265,000	257,988
3.58%, 4/5/2050 (b)	50,000	48,817
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	50,000	54,540
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	365,408
3.63%, 7/2/2024 (a) (e)	23,000	24,480
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	100,000	110,249

See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Masco Corp. 4.38%, 4/1/2026	$ 170,000	$ 193,115
Owens Corning:
3.95%, 8/15/2029	70,000	76,278
4.30%, 7/15/2047	100,000	101,351
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	114,231
		1,468,041
CHEMICALS — 0.5%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	20,658
2.05%, 5/15/2030	20,000	20,980
2.70%, 5/15/2040	50,000	52,565
2.80%, 5/15/2050	35,000	36,798
Albemarle Wodgina Pty, Ltd. 3.45%, 11/15/2029 (b)	50,000	48,282
Cabot Corp. 4.00%, 7/1/2029	25,000	25,737
Celanese US Holdings LLC:
3.50%, 5/8/2024	30,000	31,721
4.63%, 11/15/2022	10,000	10,624
Dow Chemical Co.:
3.63%, 5/15/2026	100,000	109,930
4.25%, 10/1/2034	50,000	55,808
4.38%, 11/15/2042	50,000	55,770
4.80%, 11/30/2028	100,000	119,407
4.80%, 5/15/2049	65,000	77,249
DowDuPont, Inc.:
4.49%, 11/15/2025	100,000	114,749
4.73%, 11/15/2028	150,000	180,468
5.42%, 11/15/2048 (a)	110,000	144,720
DuPont de Nemours, Inc. 2.17%, 5/1/2023	90,000	91,717
Eastman Chemical Co.:
3.50%, 12/1/2021	45,000	46,422
3.80%, 3/15/2025	25,000	27,111
4.50%, 12/1/2028	100,000	114,743
Ecolab, Inc.:
2.38%, 8/10/2022	150,000	155,766
2.70%, 11/1/2026	150,000	166,614
4.35%, 12/8/2021	20,000	21,147
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	40,000	41,245
FMC Corp. 4.50%, 10/1/2049	100,000	117,507
Huntsman International LLC 4.50%, 5/1/2029	20,000	21,052
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028 (a)	45,000	50,669
LYB International Finance B.V. 4.88%, 3/15/2044 (a)	25,000	29,335
LYB International Finance II B.V. 3.50%, 3/2/2027	100,000	109,007
Security Description	Principal Amount	Value
LYB International Finance III LLC:
2.88%, 5/1/2025 (a)	$ 50,000	$ 53,198
3.38%, 5/1/2030	50,000	53,465
4.20%, 10/15/2049	50,000	53,709
4.20%, 5/1/2050	50,000	53,814
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	27,847
5.75%, 4/15/2024	100,000	114,839
Mosaic Co.:
3.25%, 11/15/2022	250,000	255,880
4.05%, 11/15/2027 (a)	250,000	264,902
5.63%, 11/15/2043	25,000	26,904
Nutrien, Ltd.:
2.95%, 5/13/2030	100,000	106,272
3.00%, 4/1/2025	50,000	53,348
4.00%, 12/15/2026	50,000	56,250
4.13%, 3/15/2035	25,000	27,859
4.20%, 4/1/2029 (a)	85,000	98,166
5.00%, 4/1/2049	150,000	191,553
PPG Industries, Inc. 2.80%, 8/15/2029	100,000	106,182
Praxair, Inc.:
3.20%, 1/30/2026	275,000	306,149
3.55%, 11/7/2042	25,000	28,039
RPM International, Inc.:
3.75%, 3/15/2027 (a)	50,000	52,831
4.25%, 1/15/2048	200,000	200,870
5.25%, 6/1/2045	25,000	28,523
Sherwin-Williams Co.:
2.30%, 5/15/2030	60,000	61,196
2.95%, 8/15/2029	50,000	53,865
3.30%, 5/15/2050	100,000	101,940
3.45%, 6/1/2027	30,000	33,592
3.80%, 8/15/2049	50,000	55,024
Westlake Chemical Corp.:
4.38%, 11/15/2047	150,000	147,889
5.00%, 8/15/2046	100,000	105,747
		4,817,654
COMMERCIAL SERVICES — 0.3%
California Institute of Technology 3.65%, 9/1/2119	45,000	49,808
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	170,295
Equifax, Inc.:
2.60%, 12/1/2024	50,000	52,888
3.95%, 6/15/2023	40,000	43,241
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	122,317
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	24,948

See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Global Payments, Inc. 2.65%, 2/15/2025	$ 350,000	$ 371,686
IHS Markit, Ltd. 4.25%, 5/1/2029	125,000	143,571
Massachusetts Institute of Technology:
3.96%, 7/1/2038	50,000	62,264
Series F, 2.99%, 7/1/2050	100,000	113,582
Moody's Corp.:
2.63%, 1/15/2023	250,000	261,807
2.75%, 12/15/2021	200,000	205,884
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	188,002
PayPal Holdings, Inc.:
2.20%, 9/26/2022	20,000	20,697
2.30%, 6/1/2030	55,000	57,419
2.40%, 10/1/2024	35,000	37,191
2.65%, 10/1/2026	20,000	21,762
2.85%, 10/1/2029	30,000	32,679
3.25%, 6/1/2050	65,000	70,332
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	259,506
RELX Capital, Inc.:
3.50%, 3/16/2023	30,000	31,961
4.00%, 3/18/2029	100,000	115,429
S&P Global, Inc.:
2.50%, 12/1/2029	55,000	59,765
3.25%, 12/1/2049	65,000	71,513
4.50%, 5/15/2048	50,000	64,783
Total System Services, Inc. 4.45%, 6/1/2028	100,000	116,575
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	21,061
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	29,191
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	10,275
University of Southern California:
2.81%, 10/1/2050	50,000	53,736
3.03%, 10/1/2039	25,000	27,232
Series A, 3.23%, 10/1/2120	35,000	36,530
Verisk Analytics, Inc. 4.13%, 3/15/2029	120,000	140,726
		3,088,656
COMPUTERS — 0.7%
Apple, Inc.:
0.75%, 5/11/2023	115,000	116,030
1.13%, 5/11/2025	350,000	356,898
1.55%, 8/4/2021	50,000	50,612
1.65%, 5/11/2030	90,000	91,993
2.40%, 1/13/2023	200,000	210,122
2.40%, 5/3/2023	25,000	26,426
Security Description	Principal Amount	Value
2.50%, 2/9/2022	$ 100,000	$ 103,312
2.65%, 5/11/2050	300,000	314,757
2.70%, 5/13/2022	250,000	260,933
2.75%, 1/13/2025	200,000	217,300
2.85%, 5/11/2024	200,000	215,904
3.00%, 2/9/2024	100,000	108,159
3.00%, 11/13/2027	100,000	112,469
3.20%, 5/11/2027	250,000	283,160
3.25%, 2/23/2026	150,000	168,318
3.45%, 5/6/2024	250,000	276,477
3.85%, 5/4/2043	25,000	30,851
3.85%, 8/4/2046	150,000	186,452
4.38%, 5/13/2045	75,000	99,082
4.50%, 2/23/2036	350,000	465,104
4.65%, 2/23/2046	75,000	103,116
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (a) (b)	50,000	53,952
4.90%, 10/1/2026 (b)	100,000	110,122
5.45%, 6/15/2023 (b)	325,000	355,592
6.02%, 6/15/2026 (b)	20,000	22,881
6.20%, 7/15/2030 (b)	250,000	293,045
8.35%, 7/15/2046 (b)	270,000	358,366
DXC Technology Co. 4.13%, 4/15/2025 (a)	65,000	69,166
Genpact Luxembourg Sarl 3.38%, 12/1/2024	50,000	51,873
Hewlett Packard Enterprise Co.:
4.40%, 10/15/2022	200,000	214,074
4.90%, 10/15/2025	70,000	80,682
6.20%, 10/15/2035	10,000	12,303
6.35%, 10/15/2045	10,000	12,233
HP, Inc.:
4.05%, 9/15/2022	25,000	26,725
6.00%, 9/15/2041	250,000	294,555
IBM Credit LLC 2.20%, 9/8/2022	100,000	103,555
International Business Machines Corp.:
1.70%, 5/15/2027	100,000	102,129
2.85%, 5/15/2040	100,000	104,144
2.88%, 11/9/2022	100,000	105,560
2.95%, 5/15/2050	100,000	102,606
3.00%, 5/15/2024	200,000	216,272
3.30%, 5/15/2026	250,000	281,020
3.50%, 5/15/2029	215,000	247,970
3.63%, 2/12/2024	50,000	55,035
4.15%, 5/15/2039	100,000	121,027
4.70%, 2/19/2046 (a)	325,000	424,430
5.88%, 11/29/2032	25,000	35,514
Leidos, Inc. 3.63%, 5/15/2025 (b)	25,000	27,229
Seagate HDD Cayman 4.13%, 1/15/2031 (b)	35,000	36,992
		7,716,527

See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	$ 30,000	$ 31,293
Series MTN, 3.70%, 8/1/2047 (a)	55,000	70,945
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024	45,000	47,398
2.38%, 12/1/2029	40,000	42,914
3.13%, 12/1/2049	60,000	65,383
Procter & Gamble Co.:
1.70%, 11/3/2021	100,000	101,794
2.45%, 3/25/2025	100,000	108,535
2.45%, 11/3/2026	150,000	164,915
3.00%, 3/25/2030	100,000	114,496
3.50%, 10/25/2047	100,000	122,436
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	101,109
2.00%, 7/28/2026	100,000	106,149
2.90%, 5/5/2027 (a)	150,000	166,660
3.10%, 7/30/2025	50,000	55,425
		1,299,452
DISTRIBUTION & WHOLESALE — 0.0% (c)
WW Grainger, Inc.:
1.85%, 2/15/2025	100,000	104,503
4.60%, 6/15/2045	50,000	62,801
		167,304
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022	150,000	147,985
3.65%, 7/21/2027 (a)	150,000	133,087
3.95%, 2/1/2022	150,000	149,742
4.50%, 9/15/2023 (f)	150,000	150,165
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	71,898
Air Lease Corp.:
2.75%, 1/15/2023	50,000	49,442
3.00%, 9/15/2023	25,000	24,709
3.25%, 3/1/2025 (a)	100,000	100,245
3.63%, 4/1/2027	70,000	68,487
3.88%, 7/3/2023	50,000	50,781
4.25%, 9/15/2024	25,000	25,385
Series GMTN, 3.75%, 6/1/2026	150,000	151,351
Aircastle, Ltd.:
4.13%, 5/1/2024	25,000	23,575
4.25%, 6/15/2026	65,000	59,352
5.00%, 4/1/2023	25,000	24,486
5.50%, 2/15/2022	25,000	25,127
Security Description	Principal Amount	Value
Ally Financial, Inc.:
3.05%, 6/5/2023	$ 65,000	$ 65,863
5.80%, 5/1/2025	215,000	239,961
American Express Co.:
2.50%, 8/1/2022	250,000	259,167
2.50%, 7/30/2024	165,000	174,517
3.00%, 10/30/2024	100,000	108,123
3.40%, 2/27/2023	200,000	213,618
3.70%, 8/3/2023	50,000	54,353
4.20%, 11/6/2025	105,000	121,955
Ameriprise Financial, Inc.:
3.00%, 3/22/2022	35,000	36,403
3.70%, 10/15/2024	50,000	55,671
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	25,589
2.40%, 4/30/2030	45,000	48,488
3.20%, 3/15/2027	56,000	63,213
3.25%, 4/30/2029	60,000	68,750
3.50%, 3/18/2024	25,000	27,637
Brookfield Finance, Inc.:
3.90%, 1/25/2028	50,000	54,701
4.35%, 4/15/2030	100,000	113,438
4.70%, 9/20/2047	50,000	58,053
4.85%, 3/29/2029	100,000	117,561
Capital One Financial Corp.:
3.20%, 1/30/2023	250,000	263,872
3.30%, 10/30/2024	100,000	107,572
3.75%, 7/28/2026 (a)	125,000	137,191
3.80%, 1/31/2028	250,000	277,070
3.90%, 1/29/2024	200,000	217,656
Charles Schwab Corp.:
2.65%, 1/25/2023	100,000	105,239
3.20%, 1/25/2028	50,000	55,845
3.45%, 2/13/2026 (a)	50,000	56,290
3.85%, 5/21/2025	250,000	283,905
4.00%, 2/1/2029 (a)	50,000	59,066
CME Group, Inc. 3.75%, 6/15/2028 (a)	100,000	120,240
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	75,108
Discover Financial Services:
3.85%, 11/21/2022	50,000	52,995
4.10%, 2/9/2027	75,000	82,190
4.50%, 1/30/2026	50,000	56,422
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	162,256
GE Capital Funding LLC:
3.45%, 5/15/2025 (a) (b)	200,000	209,444
4.05%, 5/15/2027 (b)	200,000	210,462
4.40%, 5/15/2030 (a) (b)	200,000	207,888
4.55%, 5/15/2032 (b)	200,000	207,264
GE Capital International Funding Co. 4.42%, 11/15/2035	550,000	556,985

See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	$ 250,000	$ 260,640
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	30,662
3.00%, 6/15/2050	25,000	26,099
3.10%, 9/15/2027	100,000	111,615
3.75%, 12/1/2025	180,000	205,733
4.25%, 9/21/2048	150,000	189,885
Invesco Finance PLC 3.75%, 1/15/2026	50,000	54,864
Jefferies Group LLC 6.50%, 1/20/2043	50,000	57,331
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	53,573
4.85%, 1/15/2027	90,000	98,619
Lazard Group LLC 4.50%, 9/19/2028	100,000	112,648
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	105,811
2.95%, 6/1/2029 (a)	100,000	112,289
3.30%, 3/26/2027	30,000	34,044
3.35%, 3/26/2030	50,000	57,941
3.50%, 2/26/2028	30,000	34,491
3.65%, 6/1/2049	100,000	120,025
3.85%, 3/26/2050	15,000	18,664
3.95%, 2/26/2048	30,000	37,545
Nasdaq, Inc. 3.25%, 4/28/2050	40,000	41,870
ORIX Corp.:
2.90%, 7/18/2022	30,000	31,068
3.70%, 7/18/2027	50,000	55,812
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	105,985
Synchrony Financial:
2.85%, 7/25/2022	30,000	30,502
4.50%, 7/23/2025	50,000	53,092
Visa, Inc.:
2.05%, 4/15/2030	150,000	157,315
2.75%, 9/15/2027	250,000	276,065
2.80%, 12/14/2022	75,000	79,160
3.65%, 9/15/2047	100,000	121,995
4.15%, 12/14/2035	50,000	64,000
4.30%, 12/14/2045	200,000	264,064
Western Union Co. 4.25%, 6/9/2023	100,000	107,962
		9,779,207
ELECTRIC — 2.0%
AEP Texas, Inc.:
2.40%, 10/1/2022	150,000	154,845
3.80%, 10/1/2047 (a)	25,000	28,345
Series H, 3.45%, 1/15/2050	100,000	107,814
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	115,275
Security Description	Principal Amount	Value
3.80%, 6/15/2049	$ 50,000	$ 58,614
4.25%, 9/15/2048	20,000	24,644
Alabama Power Co.:
3.85%, 12/1/2042	75,000	87,458
Series A, 4.30%, 7/15/2048	65,000	80,837
Ameren Corp. 3.65%, 2/15/2026	50,000	55,838
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	58,248
3.80%, 5/15/2028 (a)	25,000	28,959
4.15%, 3/15/2046	50,000	61,474
4.50%, 3/15/2049	50,000	65,643
American Electric Power Co., Inc.:
Series F, 2.95%, 12/15/2022	50,000	52,294
Series J, 4.30%, 12/1/2028	100,000	117,621
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	29,433
7.00%, 4/1/2038	25,000	36,666
Arizona Public Service Co.:
3.75%, 5/15/2046	25,000	28,064
4.20%, 8/15/2048	25,000	29,002
4.25%, 3/1/2049 (a)	50,000	59,204
4.35%, 11/15/2045	50,000	60,121
Avangrid, Inc. 3.15%, 12/1/2024	50,000	54,133
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	70,505
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	40,000	42,148
3.25%, 4/15/2028	30,000	33,911
3.75%, 11/15/2023	350,000	383,278
4.50%, 2/1/2045	50,000	62,853
5.15%, 11/15/2043	150,000	204,277
Black Hills Corp.:
3.15%, 1/15/2027	25,000	26,100
3.88%, 10/15/2049	100,000	107,121
4.35%, 5/1/2033	30,000	33,225
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	60,811
Series AA, 3.00%, 2/1/2027	100,000	107,956
Series AC, 4.25%, 2/1/2049	200,000	254,506
Series Z, 2.40%, 9/1/2026	50,000	52,262
CenterPoint Energy, Inc.:
3.60%, 11/1/2021	10,000	10,381
3.85%, 2/1/2024	25,000	27,310
4.25%, 11/1/2028	25,000	28,943
Cleco Corporate Holdings LLC:
3.38%, 9/15/2029 (b)	25,000	25,906
4.97%, 5/1/2046	20,000	21,108
CMS Energy Corp.:
3.45%, 8/15/2027 (a)	50,000	55,121
5 year CMT + 4.12%, 4.75%, 6/1/2050 (a) (d)	50,000	50,933

See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Commonwealth Edison Co.:
4.00%, 3/1/2048	$ 125,000	$ 153,876
Series 123, 3.75%, 8/15/2047	150,000	177,822
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	150,000	167,259
Series A, 4.15%, 6/1/2045 (a)	100,000	122,778
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059	85,000	95,123
3.85%, 6/15/2046	50,000	57,963
4.45%, 3/15/2044	75,000	91,515
4.50%, 5/15/2058	100,000	125,058
Series 06-B, 6.20%, 6/15/2036	25,000	34,741
Series A, 4.13%, 5/15/2049	100,000	121,313
Series D, 4.00%, 12/1/2028	100,000	118,045
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	55,880
3.75%, 2/15/2050	50,000	60,600
4.05%, 5/15/2048	100,000	126,034
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	31,067
Dominion Energy, Inc.:
4.70%, 12/1/2044	130,000	161,188
Series B, 2.75%, 1/15/2022	150,000	154,627
Series C, 3.38%, 4/1/2030	350,000	387,796
Series D, 2.85%, 8/15/2026	25,000	26,834
DTE Electric Co. 3.70%, 6/1/2046	75,000	87,097
DTE Energy Co.:
Series B, 3.30%, 6/15/2022	175,000	182,651
Series C, 3.40%, 6/15/2029	175,000	189,094
Series D, 3.70%, 8/1/2023	50,000	54,022
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	161,419
3.20%, 8/15/2049	100,000	111,823
3.88%, 3/15/2046	150,000	182,995
3.95%, 11/15/2028	100,000	119,033
4.25%, 12/15/2041	130,000	161,767
Duke Energy Corp.:
2.40%, 8/15/2022	200,000	207,366
2.65%, 9/1/2026	50,000	54,266
3.15%, 8/15/2027	100,000	111,012
3.95%, 8/15/2047	150,000	175,485
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	161,784
3.20%, 1/15/2027	250,000	280,400
6.40%, 6/15/2038	50,000	76,164
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	65,798
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	31,751
Duke Energy Progress LLC:
2.80%, 5/15/2022	100,000	103,843
3.60%, 9/15/2047	50,000	57,686
3.70%, 9/1/2028	50,000	58,037
Security Description	Principal Amount	Value
4.20%, 8/15/2045	$ 150,000	$ 185,542
Edison International:
2.95%, 3/15/2023 (a)	50,000	51,143
3.55%, 11/15/2024	80,000	84,410
4.13%, 3/15/2028	50,000	52,493
Emera US Finance L.P. 4.75%, 6/15/2046	130,000	154,578
Enel Chile SA 4.88%, 6/12/2028	50,000	56,042
Entergy Arkansas LLC 4.20%, 4/1/2049	25,000	31,765
Entergy Corp.:
2.95%, 9/1/2026	50,000	55,080
4.00%, 7/15/2022	50,000	53,103
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	27,881
3.25%, 4/1/2028	200,000	220,518
4.20%, 4/1/2050 (a)	50,000	63,378
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	26,782
3.85%, 6/1/2049	125,000	149,966
Entergy Texas, Inc. 3.55%, 9/30/2049	25,000	27,475
Evergy Kansas Central, Inc. 3.25%, 9/1/2049	25,000	26,779
Evergy Metro, Inc.:
4.20%, 6/15/2047	25,000	30,681
Series 2019, 4.13%, 4/1/2049	100,000	122,980
Series 2020, 2.25%, 6/1/2030	50,000	52,487
Eversource Energy:
Series K, 2.75%, 3/15/2022	50,000	51,800
Series L, 2.90%, 10/1/2024	250,000	268,385
Series N, 3.80%, 12/1/2023	15,000	16,425
Series O, 4.25%, 4/1/2029	25,000	29,424
Exelon Corp.:
3.40%, 4/15/2026	100,000	111,363
3.50%, 6/1/2022	200,000	209,114
3.95%, 6/15/2025	50,000	56,214
5.10%, 6/15/2045	330,000	425,565
Exelon Generation Co. LLC 3.40%, 3/15/2022	250,000	259,740
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	280,000	317,075
Series B, 4.25%, 3/15/2023	10,000	10,810
Series C, 4.85%, 7/15/2047	50,000	63,568
Series C, 7.38%, 11/15/2031	20,000	29,218
Florida Power & Light Co.:
3.15%, 10/1/2049	30,000	34,006
3.25%, 6/1/2024	25,000	27,181
3.95%, 3/1/2048	85,000	106,887
3.99%, 3/1/2049	25,000	31,804
4.05%, 10/1/2044	50,000	62,697
4.13%, 6/1/2048 (a)	100,000	129,768
Fortis, Inc. 3.06%, 10/4/2026	50,000	53,912

See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Georgia Power Co. Series A, 2.20%, 9/15/2024	$ 100,000	$ 105,057
Indiana Michigan Power Co. 4.25%, 8/15/2048	15,000	18,372
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	54,089
3.70%, 9/15/2046	50,000	55,257
4.10%, 9/26/2028	50,000	57,945
IPALCO Enterprises, Inc. 4.25%, 5/1/2030 (b)	100,000	108,782
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	55,433
Kansas City Power & Light Co. 4.20%, 3/15/2048	50,000	61,545
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	184,317
National Rural Utilities Cooperative Finance Corp.:
2.95%, 2/7/2024	100,000	107,057
3.40%, 2/7/2028	50,000	56,294
3.90%, 11/1/2028 (a)	100,000	116,285
4.02%, 11/1/2032	50,000	58,870
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	75,000	74,268
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	250,000	258,005
2.75%, 11/1/2029	165,000	177,964
2.80%, 1/15/2023	150,000	157,561
3.15%, 4/1/2024	100,000	108,589
3.50%, 4/1/2029	100,000	113,287
3.55%, 5/1/2027	100,000	113,283
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (d)	25,000	25,834
Northern States Power Co.:
2.60%, 6/1/2051	50,000	51,026
2.90%, 3/1/2050	30,000	32,647
3.60%, 9/15/2047	50,000	58,551
NSTAR Electric Co. 3.20%, 5/15/2027 (a)	50,000	56,120
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	113,609
Ohio Power Co. 4.00%, 6/1/2049	20,000	24,264
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028 (a)	50,000	55,950
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028	200,000	234,526
3.80%, 9/30/2047	100,000	120,620
7.50%, 9/1/2038	50,000	81,456
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	50,000	50,100
2.50%, 2/1/2031	100,000	98,122
3.50%, 8/1/2050	45,000	43,680
Security Description	Principal Amount	Value
PacifiCorp:
2.70%, 9/15/2030	$ 70,000	$ 76,368
3.30%, 3/15/2051	65,000	71,495
PECO Energy Co. 3.90%, 3/1/2048	125,000	152,802
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	79,240
4.00%, 9/15/2047	250,000	268,137
5.00%, 3/15/2044	50,000	59,810
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	74,241
3.95%, 6/1/2047	50,000	60,044
PSEG Power LLC 3.85%, 6/1/2023	50,000	53,930
Public Service Co. of Colorado:
3.80%, 6/15/2047	150,000	179,742
Series 34, 3.20%, 3/1/2050	30,000	33,708
Public Service Electric & Gas Co.:
Series MTN, 3.20%, 5/15/2029	50,000	56,543
Series MTN, 3.20%, 8/1/2049	30,000	33,383
Series MTN, 3.60%, 12/1/2047	100,000	117,044
Series MTN, 3.65%, 9/1/2042	50,000	57,484
Series MTN, 3.70%, 5/1/2028	50,000	57,868
Public Service Enterprise Group, Inc.:
2.65%, 11/15/2022	100,000	104,357
2.88%, 6/15/2024	70,000	74,828
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	70,266
4.22%, 6/15/2048	65,000	82,068
5.80%, 3/15/2040	50,000	69,235
San Diego Gas & Electric Co. Series RRR, 3.75%, 6/1/2047	50,000	57,480
Sempra Energy:
2.90%, 2/1/2023	15,000	15,699
3.25%, 6/15/2027	300,000	329,319
3.40%, 2/1/2028	30,000	32,954
3.80%, 2/1/2038	100,000	108,064
4.00%, 2/1/2048	30,000	34,024
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	54,290
Southern California Edison Co.:
2.85%, 8/1/2029	115,000	121,856
4.00%, 4/1/2047	191,000	218,682
4.50%, 9/1/2040	25,000	29,640
Series 13-A, 3.90%, 3/15/2043	50,000	55,436
Series A, 4.20%, 3/1/2029	100,000	115,887
Series B, 3.65%, 3/1/2028	100,000	112,499
Series C, 3.60%, 2/1/2045	50,000	53,920
Series D, 3.40%, 6/1/2023	50,000	53,156
Southern Co.:
2.35%, 7/1/2021	75,000	76,287

See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 7/1/2026	$ 250,000	$ 277,822
4.25%, 7/1/2036	250,000	284,177
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (a) (d)	50,000	50,618
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	162,796
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	50,000	53,132
Series M, 4.10%, 9/15/2028	25,000	28,602
Southwestern Public Service Co.:
3.30%, 6/15/2024 (a)	50,000	54,034
3.75%, 6/15/2049	100,000	115,807
Tampa Electric Co.:
3.63%, 6/15/2050 (a)	150,000	173,269
4.30%, 6/15/2048	50,000	62,211
4.45%, 6/15/2049 (a)	25,000	31,896
Tucson Electric Power Co. 4.85%, 12/1/2048	50,000	64,627
Union Electric Co.:
3.50%, 3/15/2029	250,000	285,235
4.00%, 4/1/2048	50,000	60,363
Virginia Electric & Power Co.:
3.30%, 12/1/2049 (a)	50,000	55,937
3.45%, 2/15/2024	50,000	54,088
8.88%, 11/15/2038	50,000	89,636
Series B, 2.95%, 11/15/2026	30,000	33,151
WEC Energy Group, Inc. 3.55%, 6/15/2025	25,000	27,886
Westar Energy, Inc. 4.13%, 3/1/2042	30,000	35,478
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	50,000	52,668
4.30%, 10/15/2048	25,000	30,787
Wisconsin Public Service Corp. 3.35%, 11/21/2021	70,000	72,891
Xcel Energy, Inc.:
2.60%, 3/15/2022	200,000	205,902
2.60%, 12/1/2029	100,000	107,168
4.00%, 6/15/2028 (a)	50,000	58,495
		20,643,465
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (c)
Emerson Electric Co.:
1.95%, 10/15/2030	50,000	51,205
2.63%, 12/1/2021	50,000	51,470
2.63%, 2/15/2023	25,000	26,312
		128,987
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	54,311
Allegion PLC 3.50%, 10/1/2029	50,000	52,565
Security Description	Principal Amount	Value
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	$ 50,000	$ 52,462
Amphenol Corp.:
2.80%, 2/15/2030	100,000	106,826
4.35%, 6/1/2029	50,000	59,267
Arrow Electronics, Inc.:
3.25%, 9/8/2024 (a)	50,000	52,800
3.88%, 1/12/2028	25,000	26,213
Flex, Ltd. 4.88%, 6/15/2029 (a)	75,000	82,280
Fortive Corp. 3.15%, 6/15/2026	50,000	54,857
Honeywell International, Inc.:
2.15%, 8/8/2022	45,000	46,517
2.30%, 8/15/2024 (a)	100,000	106,469
2.50%, 11/1/2026	150,000	165,091
2.70%, 8/15/2029	60,000	66,228
3.35%, 12/1/2023	50,000	54,554
Hubbell, Inc. 3.35%, 3/1/2026	50,000	52,882
Jabil, Inc.:
3.60%, 1/15/2030	25,000	26,208
3.95%, 1/12/2028	25,000	26,752
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	54,241
4.60%, 4/6/2027	30,000	35,183
PerkinElmer, Inc. 3.30%, 9/15/2029	65,000	69,629
Roper Technologies, Inc.:
2.00%, 6/30/2030	30,000	30,128
2.80%, 12/15/2021	50,000	51,413
2.95%, 9/15/2029	40,000	43,577
3.80%, 12/15/2026	30,000	34,191
4.20%, 9/15/2028	65,000	76,068
Trimble, Inc. 4.90%, 6/15/2028	50,000	57,367
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	55,486
		1,593,565
ENGINEERING & CONSTRUCTION — 0.0% (c)
Fluor Corp. 4.25%, 9/15/2028	100,000	86,092
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	45,000	49,201
3.38%, 11/15/2027	60,000	67,573
3.55%, 6/1/2022	25,000	26,237
3.95%, 5/15/2028	150,000	175,327
Waste Connections, Inc.:
3.05%, 4/1/2050	20,000	20,239
3.50%, 5/1/2029	50,000	56,186

See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Waste Management, Inc.:
2.40%, 5/15/2023	$ 150,000	$ 156,317
2.95%, 6/15/2024 (a)	15,000	15,329
3.50%, 5/15/2024	25,000	26,762
3.90%, 3/1/2035	50,000	58,764
4.00%, 7/15/2039	35,000	36,309
		688,244
FOOD — 0.4%
Campbell Soup Co.:
2.38%, 4/24/2030 (a)	15,000	15,535
3.65%, 3/15/2023	15,000	16,029
3.95%, 3/15/2025	100,000	112,290
4.15%, 3/15/2028	50,000	57,752
4.80%, 3/15/2048	20,000	26,223
Conagra Brands, Inc.:
3.80%, 10/22/2021	20,000	20,792
5.30%, 11/1/2038	265,000	346,366
5.40%, 11/1/2048	40,000	55,222
General Mills, Inc.:
3.20%, 2/10/2027 (a)	100,000	112,675
3.65%, 2/15/2024	50,000	54,696
3.70%, 10/17/2023	20,000	21,812
4.20%, 4/17/2028	25,000	29,474
4.55%, 4/17/2038	10,000	12,519
4.70%, 4/17/2048 (a)	320,000	424,058
Hershey Co.:
0.90%, 6/1/2025	45,000	45,259
3.20%, 8/21/2025	25,000	27,731
3.38%, 5/15/2023	50,000	53,953
Ingredion, Inc. 2.90%, 6/1/2030	100,000	106,650
JM Smucker Co.:
3.38%, 12/15/2027 (a)	100,000	110,252
3.55%, 3/15/2050 (a)	25,000	26,007
4.25%, 3/15/2035	50,000	58,937
Kellogg Co.:
4.30%, 5/15/2028	100,000	117,127
4.50%, 4/1/2046	100,000	122,203
Kroger Co.:
2.65%, 10/15/2026	50,000	54,369
2.80%, 8/1/2022	200,000	208,634
3.70%, 8/1/2027	35,000	40,194
3.85%, 8/1/2023	75,000	81,451
4.45%, 2/1/2047	100,000	122,367
4.65%, 1/15/2048	100,000	124,716
McCormick & Co., Inc.:
2.70%, 8/15/2022	200,000	208,406
3.40%, 8/15/2027	100,000	111,528
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	61,115
2.75%, 4/13/2030	35,000	37,763
3.63%, 2/13/2026	50,000	56,317
4.00%, 2/1/2024 (a)	100,000	109,690
Sysco Corp.:
2.40%, 2/15/2030 (a)	10,000	9,881
Security Description	Principal Amount	Value
3.25%, 7/15/2027	$ 50,000	$ 52,898
3.30%, 7/15/2026	100,000	106,857
3.30%, 2/15/2050	10,000	9,441
3.55%, 3/15/2025	50,000	53,873
3.75%, 10/1/2025	5,000	5,475
4.45%, 3/15/2048	50,000	55,128
4.85%, 10/1/2045	5,000	5,764
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	166,050
4.50%, 6/15/2022	30,000	31,888
4.55%, 6/2/2047	285,000	342,037
		4,029,404
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	205,016
4.50%, 8/1/2024	50,000	52,915
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027 (a)	25,000	26,998
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	37,103
International Paper Co.:
3.00%, 2/15/2027 (a)	150,000	161,644
3.65%, 6/15/2024	25,000	27,557
4.35%, 8/15/2048 (a)	50,000	58,708
4.40%, 8/15/2047	50,000	58,765
5.00%, 9/15/2035	100,000	121,649
		750,355
GAS — 0.2%
Atmos Energy Corp.:
3.00%, 6/15/2027 (a)	150,000	165,592
4.15%, 1/15/2043	25,000	30,458
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	100,000	106,361
Dominion Energy Gas Holdings LLC:
3.60%, 12/15/2024	50,000	54,825
4.80%, 11/1/2043	25,000	29,017
Series A, 2.50%, 11/15/2024	85,000	89,886
Series B, 3.00%, 11/15/2029 (a)	35,000	37,470
Series C, 3.90%, 11/15/2049	65,000	70,016
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	48,819
5.50%, 1/15/2026	30,000	31,875
NiSource, Inc.:
2.95%, 9/1/2029	100,000	109,047
3.49%, 5/15/2027	50,000	56,437
3.65%, 6/15/2023	25,000	27,004
4.38%, 5/15/2047	150,000	182,809
4.80%, 2/15/2044	30,000	36,787
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	114,247

See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Southern California Gas Co.:
3.15%, 9/15/2024	$ 25,000	$ 27,308
3.20%, 6/15/2025	50,000	55,038
3.75%, 9/15/2042	30,000	34,325
5.13%, 11/15/2040	25,000	32,223
Series VV, 4.30%, 1/15/2049	50,000	63,253
Southern Co. Gas Capital Corp. 4.40%, 5/30/2047	150,000	177,102
Southwest Gas Corp. 3.70%, 4/1/2028	25,000	28,056
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	55,256
		1,663,211
HAND & MACHINE TOOLS — 0.0% (c)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	52,633
Snap-on, Inc. 3.10%, 5/1/2050	70,000	72,064
Stanley Black & Decker, Inc.:
3.40%, 3/1/2026 (a)	35,000	39,331
4.25%, 11/15/2028	100,000	119,477
5 year CMT + 2.66%, 4.00%, 3/15/2060 (d)	30,000	30,007
		313,512
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
2.95%, 3/15/2025	75,000	82,463
3.40%, 11/30/2023	35,000	38,092
3.75%, 11/30/2026	85,000	98,894
4.75%, 11/30/2036	250,000	334,942
4.75%, 4/15/2043	25,000	33,361
4.90%, 11/30/2046	150,000	214,653
Baxter International, Inc. 3.50%, 8/15/2046	50,000	55,401
Boston Scientific Corp.:
1.90%, 6/1/2025	65,000	67,265
2.65%, 6/1/2030	100,000	104,122
3.38%, 5/15/2022	50,000	52,213
3.45%, 3/1/2024	25,000	27,190
4.00%, 3/1/2029	35,000	40,065
4.55%, 3/1/2039	50,000	61,176
4.70%, 3/1/2049	35,000	44,594
Covidien International Finance SA 3.20%, 6/15/2022	50,000	52,303
DH Europe Finance II Sarl:
2.05%, 11/15/2022	50,000	51,632
2.20%, 11/15/2024	50,000	52,573
2.60%, 11/15/2029	30,000	31,911
3.25%, 11/15/2039	50,000	55,150
3.40%, 11/15/2049	50,000	56,020
Security Description	Principal Amount	Value
Medtronic, Inc.:
3.15%, 3/15/2022	$ 59,000	$ 61,850
3.50%, 3/15/2025	67,000	75,535
4.38%, 3/15/2035	54,000	70,585
4.63%, 3/15/2045	345,000	463,263
Stryker Corp.:
1.15%, 6/15/2025	50,000	50,348
1.95%, 6/15/2030 (a)	50,000	50,324
2.90%, 6/15/2050	25,000	25,038
3.38%, 11/1/2025	25,000	27,971
3.50%, 3/15/2026	25,000	28,071
3.65%, 3/7/2028	50,000	57,581
4.63%, 3/15/2046	25,000	32,254
Thermo Fisher Scientific, Inc.:
3.00%, 4/15/2023	250,000	264,657
4.10%, 8/15/2047	100,000	124,243
4.13%, 3/25/2025	35,000	39,921
4.15%, 2/1/2024	25,000	27,709
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	100,000	108,808
		3,062,178
HEALTH CARE SERVICES — 0.6%
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	55,493
Aetna, Inc.:
2.80%, 6/15/2023	200,000	210,472
3.88%, 8/15/2047	100,000	112,511
4.13%, 11/15/2042	25,000	28,249
Anthem, Inc.:
2.25%, 5/15/2030	15,000	15,418
2.38%, 1/15/2025	20,000	21,198
2.95%, 12/1/2022	50,000	52,666
3.13%, 5/15/2050 (a)	20,000	20,795
3.30%, 1/15/2023	50,000	53,237
3.35%, 12/1/2024	50,000	54,994
3.50%, 8/15/2024	25,000	27,403
3.65%, 12/1/2027	130,000	148,134
4.10%, 3/1/2028 (a)	100,000	117,091
4.38%, 12/1/2047	130,000	161,569
4.55%, 3/1/2048	50,000	63,555
4.65%, 1/15/2043	50,000	63,265
Ascension Health 3.95%, 11/15/2046	150,000	187,909
Banner Health 2.34%, 1/1/2030	40,000	41,236
Children's Hospital Corp. 2.59%, 2/1/2050	15,000	15,110
CommonSpirit Health:
2.76%, 10/1/2024 (a)	250,000	257,357
4.19%, 10/1/2049	250,000	256,982
4.35%, 11/1/2042	25,000	25,927

See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	$ 50,000	$ 61,967
HCA, Inc.:
4.13%, 6/15/2029	35,000	38,618
4.50%, 2/15/2027	50,000	55,679
4.75%, 5/1/2023	55,000	59,542
5.00%, 3/15/2024	85,000	94,417
5.13%, 6/15/2039	25,000	29,104
5.25%, 4/15/2025	60,000	68,752
5.25%, 6/15/2026	65,000	74,996
5.25%, 6/15/2049	100,000	119,824
5.50%, 6/15/2047	65,000	79,353
Humana, Inc.:
2.90%, 12/15/2022	150,000	156,808
4.80%, 3/15/2047 (a)	100,000	128,960
4.95%, 10/1/2044	50,000	65,011
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	59,995
Kaiser Foundation Hospitals:
3.50%, 4/1/2022	50,000	51,798
Series 2019, 3.27%, 11/1/2049	105,000	117,851
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	100,000	105,254
2.95%, 12/1/2029	100,000	106,047
3.25%, 9/1/2024	100,000	107,675
4.70%, 2/1/2045	25,000	30,219
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	25,000	31,809
Series 2020, 2.96%, 1/1/2050	55,000	59,198
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	49,476
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	35,000	37,600
New York and Presbyterian Hospital Series 2019, 3.95%, 8/1/2119	35,000	37,651
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	55,542
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	96,666
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	100,000	113,271
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	80,000	83,534
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	37,134
4.20%, 6/30/2029	100,000	116,485
4.70%, 3/30/2045	25,000	30,416
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	52,917
Security Description	Principal Amount	Value
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	$ 20,000	$ 21,472
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	35,000	35,607
2.00%, 5/15/2030	55,000	57,572
2.38%, 10/15/2022	100,000	104,212
2.75%, 5/15/2040	50,000	53,526
2.88%, 3/15/2022	25,000	25,864
2.90%, 5/15/2050	50,000	52,729
3.10%, 3/15/2026	50,000	55,785
3.13%, 5/15/2060	100,000	106,893
3.38%, 4/15/2027	100,000	114,293
3.50%, 2/15/2024	10,000	11,001
3.70%, 12/15/2025	10,000	11,466
3.75%, 7/15/2025	305,000	347,923
3.75%, 10/15/2047	50,000	59,596
3.88%, 12/15/2028 (a)	15,000	17,913
4.25%, 4/15/2047	100,000	126,916
4.63%, 7/15/2035	200,000	260,464
4.75%, 7/15/2045	230,000	307,885
6.88%, 2/15/2038	25,000	39,212
		6,214,469
HOME BUILDERS — 0.0% (c)
DR Horton, Inc. 2.50%, 10/15/2024	100,000	104,193
NVR, Inc. 3.00%, 5/15/2030	30,000	31,291
		135,484
HOME FURNISHINGS — 0.0% (c)
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	106,951
Whirlpool Corp.:
4.50%, 6/1/2046	25,000	27,410
4.60%, 5/15/2050	50,000	56,911
4.75%, 2/26/2029 (a)	60,000	70,785
		262,057
HOUSEHOLD PRODUCTS — 0.0% (c)
Procter & Gamble Co. 3.55%, 3/25/2040	100,000	119,916
HOUSEHOLD PRODUCTS & WARES — 0.0% (c)
Clorox Co.:
3.10%, 10/1/2027	50,000	55,782
3.90%, 5/15/2028	50,000	58,404
Kimberly-Clark Corp.:
2.75%, 2/15/2026	25,000	27,250
3.10%, 3/26/2030	40,000	45,554
3.20%, 4/25/2029	100,000	113,612
3.90%, 5/4/2047	50,000	62,030

See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 11/1/2028	$ 55,000	$ 65,831
		428,463
INSURANCE — 0.9%
Aflac, Inc.:
3.63%, 6/15/2023	50,000	54,776
4.75%, 1/15/2049	75,000	96,211
Alleghany Corp. 4.90%, 9/15/2044	50,000	58,736
Allstate Corp.:
3.85%, 8/10/2049	125,000	150,789
4.20%, 12/15/2046	50,000	62,080
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	25,000	25,875
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	16,003
4.50%, 6/15/2047	100,000	102,912
American International Group, Inc.:
2.50%, 6/30/2025 (a)	100,000	105,876
3.40%, 6/30/2030	100,000	108,209
3.88%, 1/15/2035	200,000	224,640
3.90%, 4/1/2026	30,000	33,836
4.25%, 3/15/2029 (a)	100,000	115,089
4.38%, 6/30/2050	65,000	75,117
4.50%, 7/16/2044	50,000	57,556
4.88%, 6/1/2022	50,000	53,943
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (d)	100,000	102,717
Aon Corp.:
2.20%, 11/15/2022	100,000	103,838
3.75%, 5/2/2029	100,000	114,259
Aon PLC:
3.50%, 6/14/2024	50,000	54,288
3.88%, 12/15/2025	150,000	170,538
Arch Capital Group, Ltd. 3.64%, 6/30/2050	105,000	110,347
Assurant, Inc.:
4.20%, 9/27/2023	100,000	107,109
4.90%, 3/27/2028	50,000	54,374
Athene Holding, Ltd. 4.13%, 1/12/2028	100,000	102,874
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	26,804
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (a)	10,000	10,305
4.20%, 8/15/2048	100,000	126,568
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	50,000	52,952
3.00%, 2/11/2023 (a)	25,000	26,655
3.13%, 3/15/2026 (a)	55,000	61,521
4.50%, 2/11/2043	180,000	238,459
Security Description	Principal Amount	Value
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	$ 150,000	$ 152,863
4.70%, 6/22/2047	150,000	136,312
Brown & Brown, Inc. 4.50%, 3/15/2029	50,000	53,775
Chubb INA Holdings, Inc.:
2.88%, 11/3/2022	50,000	52,543
3.35%, 5/3/2026	250,000	283,967
4.15%, 3/13/2043 (a)	25,000	31,044
4.35%, 11/3/2045	125,000	162,692
CNA Financial Corp.:
3.45%, 8/15/2027	100,000	107,202
4.50%, 3/1/2026	25,000	28,188
Enstar Group, Ltd. 4.95%, 6/1/2029	50,000	52,626
Equitable Holdings, Inc.:
3.90%, 4/20/2023	150,000	160,426
4.35%, 4/20/2028	150,000	168,529
5.00%, 4/20/2048	100,000	113,907
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	100,000	105,965
Fidelity National Financial, Inc. 4.50%, 8/15/2028	50,000	56,180
First American Financial Corp. 4.60%, 11/15/2024	25,000	27,094
Globe Life, Inc. 4.55%, 9/15/2028	25,000	28,858
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	70,000	74,251
4.40%, 3/15/2048	100,000	119,350
Lincoln National Corp.:
3.05%, 1/15/2030	100,000	105,753
3.80%, 3/1/2028	35,000	38,799
4.00%, 9/1/2023	15,000	16,291
4.35%, 3/1/2048	50,000	56,258
6.30%, 10/9/2037	50,000	66,418
Loews Corp.:
3.20%, 5/15/2030	15,000	16,293
3.75%, 4/1/2026	50,000	56,237
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	73,421
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (d)	50,000	52,976
Markel Corp.:
3.50%, 11/1/2027	50,000	53,458
4.15%, 9/17/2050 (a)	50,000	55,495
5.00%, 5/20/2049	30,000	37,147
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	30,000	30,959
3.30%, 3/14/2023	150,000	159,220
3.75%, 3/14/2026	25,000	28,348
3.88%, 3/15/2024	100,000	110,848
4.38%, 3/15/2029	250,000	300,792

See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Mercury General Corp. 4.40%, 3/15/2027	$ 50,000	$ 52,709
MetLife, Inc.:
3.60%, 4/10/2024 (a)	300,000	332,448
4.05%, 3/1/2045	150,000	176,788
4.88%, 11/13/2043	200,000	258,444
6.40%, 12/15/2066	100,000	119,380
Series D, 4.37%, 9/15/2023	50,000	55,835
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	151,509
3.70%, 5/15/2029 (a)	50,000	57,112
Progressive Corp.:
3.75%, 8/23/2021	50,000	51,633
4.00%, 3/1/2029	50,000	59,955
4.20%, 3/15/2048	100,000	129,332
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	113,771
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (a) (d)	170,000	173,400
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (d)	200,000	209,686
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (d)	80,000	85,070
Series MTN, 3.50%, 5/15/2024	50,000	55,254
Series MTN, 3.70%, 3/13/2051	100,000	109,745
Series MTN, 4.60%, 5/15/2044	75,000	90,522
Series MTN, 6.63%, 6/21/2040	25,000	36,904
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	36,425
3.90%, 5/15/2029	50,000	54,255
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027 (a)	30,000	31,793
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	9,865
3.75%, 5/15/2046 (a)	10,000	11,781
4.00%, 5/30/2047	80,000	98,013
4.05%, 3/7/2048	100,000	123,438
4.10%, 3/4/2049	100,000	125,706
Series MTN, 6.25%, 6/15/2037	25,000	37,213
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	29,604
Unum Group:
4.00%, 6/15/2029 (a)	70,000	72,293
4.50%, 3/15/2025	25,000	26,879
4.50%, 12/15/2049	15,000	13,856
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	55,255
Security Description	Principal Amount	Value
Willis North America, Inc.:
3.60%, 5/15/2024	$ 50,000	$ 54,127
3.88%, 9/15/2049	70,000	77,332
4.50%, 9/15/2028	50,000	58,339
WR Berkley Corp. 4.00%, 5/12/2050 (a)	15,000	16,395
XLIT, Ltd. 5.50%, 3/31/2045	125,000	166,555
		9,398,362
INTERNET — 0.4%
Alibaba Group Holding, Ltd.:
3.13%, 11/28/2021	25,000	25,608
3.40%, 12/6/2027 (a)	200,000	221,286
3.60%, 11/28/2024	75,000	81,578
4.20%, 12/6/2047 (a)	60,000	73,571
Alphabet, Inc. 2.00%, 8/15/2026	250,000	267,767
Amazon.com, Inc.:
0.80%, 6/3/2025 (a)	65,000	65,538
1.50%, 6/3/2030	235,000	238,588
2.40%, 2/22/2023	200,000	210,084
2.50%, 11/29/2022	25,000	26,162
2.50%, 6/3/2050	40,000	40,911
2.70%, 6/3/2060	30,000	30,922
2.80%, 8/22/2024	100,000	108,709
3.15%, 8/22/2027	100,000	114,213
3.80%, 12/5/2024	30,000	34,020
3.88%, 8/22/2037	125,000	153,449
4.05%, 8/22/2047 (a)	125,000	162,560
4.25%, 8/22/2057	150,000	199,588
4.95%, 12/5/2044	125,000	176,790
5.20%, 12/3/2025 (a)	50,000	61,222
Baidu, Inc. 2.88%, 7/6/2022	250,000	256,020
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	274,745
4.10%, 4/13/2025	100,000	112,261
4.63%, 4/13/2030	100,000	117,764
E*TRADE Financial Corp. 2.95%, 8/24/2022	175,000	182,087
eBay, Inc.:
1.90%, 3/11/2025 (a)	140,000	144,529
2.70%, 3/11/2030	100,000	105,806
2.75%, 1/30/2023	150,000	157,012
3.45%, 8/1/2024 (a)	25,000	27,219
3.80%, 3/9/2022	50,000	52,480
Expedia Group, Inc.:
3.25%, 2/15/2030	35,000	32,609
3.80%, 2/15/2028	50,000	47,905
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	150,000	155,849
		3,958,852

See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.0% (c)
Ares Capital Corp.:
3.50%, 2/10/2023	$ 50,000	$ 50,216
4.20%, 6/10/2024	50,000	51,140
4.25%, 3/1/2025	50,000	50,688
FS KKR Capital Corp. 4.13%, 2/1/2025	100,000	96,592
Owl Rock Capital Corp. 4.00%, 3/30/2025	50,000	49,381
Prospect Capital Corp. 5.88%, 3/15/2023	25,000	24,896
		322,913
IRON/STEEL — 0.1%
Nucor Corp.:
2.00%, 6/1/2025	15,000	15,535
2.70%, 6/1/2030	15,000	15,742
4.00%, 8/1/2023	25,000	27,102
5.20%, 8/1/2043	50,000	63,968
Steel Dynamics, Inc.:
2.80%, 12/15/2024	25,000	26,086
3.45%, 4/15/2030	40,000	41,922
Vale Overseas, Ltd.:
6.25%, 8/10/2026	150,000	176,458
6.88%, 11/10/2039	300,000	391,479
8.25%, 1/17/2034	25,000	35,061
		793,353
LODGING — 0.1%
Choice Hotels International, Inc. 3.70%, 12/1/2029 (a)	50,000	49,967
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	50,743
Las Vegas Sands Corp.:
2.90%, 6/25/2025	65,000	63,092
3.20%, 8/8/2024	45,000	44,709
3.50%, 8/18/2026	30,000	29,918
3.90%, 8/8/2029	40,000	39,455
Marriott International, Inc.:
3.75%, 3/15/2025	25,000	25,063
Series EE, 5.75%, 5/1/2025	40,000	43,468
Sands China, Ltd. 5.13%, 8/8/2025 (a)	250,000	271,865
		618,280
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	50,000	52,023
3.80%, 4/3/2028 (a)	100,000	117,443
Caterpillar Financial Services Corp.:
Series MTN, 0.95%, 5/13/2022	100,000	101,018
Security Description	Principal Amount	Value
Series MTN, 1.95%, 11/18/2022	$ 300,000	$ 310,506
Series MTN, 2.40%, 6/6/2022	150,000	155,634
Series MTN, 2.95%, 2/26/2022	150,000	156,048
Series MTN, 3.75%, 11/24/2023 (a)	25,000	27,526
Caterpillar, Inc.:
2.60%, 9/19/2029 (a)	100,000	108,763
2.60%, 4/9/2030 (a)	95,000	103,280
3.25%, 4/9/2050	125,000	139,274
3.80%, 8/15/2042	125,000	148,075
4.75%, 5/15/2064	25,000	35,086
Oshkosh Corp. 3.10%, 3/1/2030 (a)	10,000	10,044
		1,464,720
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	10,000	10,247
4.20%, 1/15/2024 (a)	100,000	106,996
4.38%, 4/5/2022	15,000	15,734
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	15,000	15,727
Deere & Co.:
2.60%, 6/8/2022	25,000	25,931
2.88%, 9/7/2049	35,000	36,999
3.90%, 6/9/2042	225,000	281,389
IDEX Corp. 3.00%, 5/1/2030	25,000	26,123
John Deere Capital Corp.:
3.65%, 10/12/2023	100,000	109,842
Series GMTN, 3.45%, 6/7/2023	25,000	27,060
Series MTN, 2.15%, 9/8/2022	150,000	155,556
Series MTN, 2.25%, 9/14/2026 (a)	100,000	107,811
Series MTN, 2.60%, 3/7/2024	65,000	69,257
Series MTN, 2.80%, 3/6/2023	150,000	159,676
Series MTN, 2.80%, 7/18/2029	50,000	55,432
Series MTN, 3.40%, 9/11/2025	25,000	28,128
Series MTN, 3.45%, 3/13/2025	100,000	112,188
nVent Finance Sarl 4.55%, 4/15/2028	50,000	52,461
Otis Worldwide Corp. 2.57%, 2/15/2030 (b)	250,000	262,552
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	95,860
4.20%, 3/1/2049	250,000	313,810
Wabtec Corp. 4.40%, 3/15/2024	50,000	52,866

See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/2028	$ 300,000	$ 334,281
Xylem, Inc. 1.95%, 1/30/2028 (a)	45,000	45,472
		2,501,398
MEDIA — 1.0%
CBS Corp.:
2.90%, 1/15/2027	125,000	130,760
3.70%, 6/1/2028	50,000	54,334
4.20%, 6/1/2029 (a)	200,000	225,402
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.80%, 4/1/2031	40,000	40,610
4.20%, 3/15/2028	250,000	279,540
4.46%, 7/23/2022	150,000	160,009
4.80%, 3/1/2050	155,000	175,037
4.91%, 7/23/2025	50,000	57,290
5.05%, 3/30/2029	100,000	118,078
5.38%, 5/1/2047	150,000	178,084
6.48%, 10/23/2045	185,000	245,369
Class USD, 4.50%, 2/1/2024	100,000	110,622
Comcast Corp.:
1.95%, 1/15/2031	70,000	71,329
2.75%, 3/1/2023	175,000	184,721
2.80%, 1/15/2051	55,000	56,249
3.10%, 4/1/2025	35,000	38,496
3.15%, 3/1/2026	225,000	250,153
3.15%, 2/15/2028	200,000	222,604
3.20%, 7/15/2036	250,000	277,065
3.30%, 2/1/2027	150,000	168,820
3.30%, 4/1/2027	100,000	112,226
3.40%, 4/1/2030	50,000	57,253
3.40%, 7/15/2046	100,000	111,132
3.60%, 3/1/2024	25,000	27,516
3.75%, 4/1/2040	50,000	58,464
3.90%, 3/1/2038	150,000	178,146
3.95%, 10/15/2025	350,000	400,827
4.00%, 11/1/2049	69,000	83,822
4.15%, 10/15/2028	250,000	299,527
4.20%, 8/15/2034	100,000	123,489
4.25%, 10/15/2030	50,000	61,096
4.25%, 1/15/2033	50,000	61,536
4.60%, 10/15/2038	305,000	386,984
4.65%, 7/15/2042	75,000	97,037
4.70%, 10/15/2048	500,000	668,865
4.95%, 10/15/2058	105,000	149,817
Discovery Communications LLC:
3.80%, 3/13/2024	100,000	108,244
3.95%, 3/20/2028	30,000	33,427
4.95%, 5/15/2042	50,000	56,861
5.00%, 9/20/2037	170,000	200,097
Security Description	Principal Amount	Value
5.20%, 9/20/2047	$ 100,000	$ 116,152
Fox Corp.:
3.67%, 1/25/2022	15,000	15,696
4.03%, 1/25/2024	25,000	27,661
4.71%, 1/25/2029	40,000	48,042
5.48%, 1/25/2039	275,000	367,535
5.58%, 1/25/2049	25,000	34,699
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	55,175
6.13%, 1/31/2046 (a)	100,000	127,458
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	54,316
Time Warner Cable LLC:
4.00%, 9/1/2021	25,000	25,666
4.50%, 9/15/2042	100,000	106,679
5.50%, 9/1/2041	425,000	514,084
5.88%, 11/15/2040	50,000	61,749
6.75%, 6/15/2039	50,000	66,545
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	50,000	55,399
Series GMTN, 3.15%, 9/17/2025 (a)	25,000	27,675
Series MTN, 3.00%, 7/30/2046 (a)	75,000	76,012
Viacom, Inc.:
4.38%, 3/15/2043	25,000	25,803
5.85%, 9/1/2043	200,000	235,536
Walt Disney Co.:
1.65%, 9/1/2022	20,000	20,461
1.75%, 8/30/2024 (a)	50,000	51,775
1.75%, 1/13/2026	105,000	107,984
2.00%, 9/1/2029	185,000	188,898
2.20%, 1/13/2028	70,000	73,106
2.65%, 1/13/2031	90,000	95,672
3.38%, 11/15/2026	100,000	112,353
3.50%, 5/13/2040	150,000	164,209
3.60%, 1/13/2051	75,000	83,242
3.70%, 10/15/2025	100,000	112,794
3.80%, 5/13/2060	90,000	104,062
4.00%, 10/1/2023	100,000	110,286
5.40%, 10/1/2043	75,000	100,780
6.65%, 11/15/2037	250,000	372,620
		10,061,062
METAL FABRICATE & HARDWARE — 0.0% (c)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	78,561
Timken Co. 4.50%, 12/15/2028	20,000	21,562
		100,123
MINING — 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	32,458

See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Barrick North America Finance LLC 5.75%, 5/1/2043	$ 250,000	$ 351,082
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042 (a)	125,000	154,324
5.00%, 9/30/2043	50,000	68,811
Newmont Corp.:
2.25%, 10/1/2030	65,000	65,798
2.80%, 10/1/2029	80,000	84,452
3.70%, 3/15/2023	7,000	7,266
Newmont Mining Corp. 4.88%, 3/15/2042	50,000	63,831
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	31,455
4.75%, 3/22/2042	150,000	201,890
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025 (a)	250,000	283,122
Southern Copper Corp. 5.88%, 4/23/2045 (a)	357,000	456,103
		1,800,592
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
1.75%, 2/14/2023 (a)	100,000	103,240
2.00%, 2/14/2025	100,000	105,182
2.38%, 8/26/2029	100,000	107,636
2.88%, 10/15/2027	225,000	249,658
3.25%, 8/26/2049	60,000	66,099
Series MTN, 3.38%, 3/1/2029	50,000	57,602
Series MTN, 3.63%, 10/15/2047	25,000	28,981
Series MTN, 4.00%, 9/14/2048	30,000	37,304
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	66,884
Eaton Corp.:
3.10%, 9/15/2027 (a)	100,000	109,764
4.15%, 11/2/2042	25,000	29,506
General Electric Co.:
3.45%, 5/1/2027	45,000	46,033
3.63%, 5/1/2030	50,000	50,016
4.13%, 10/9/2042 (a)	18,000	17,123
4.25%, 5/1/2040	55,000	53,959
4.35%, 5/1/2050	55,000	54,254
Series GMTN, 3.45%, 5/15/2024	50,000	53,123
Series MTN, 5.88%, 1/14/2038	50,000	56,045
Illinois Tool Works, Inc. 3.90%, 9/1/2042 (a)	325,000	396,500
Parker-Hannifin Corp.:
2.70%, 6/14/2024	35,000	37,318
4.00%, 6/14/2049	40,000	45,901
Series MTN, 3.30%, 11/21/2024	50,000	54,352
Security Description	Principal Amount	Value
Textron, Inc.:
3.90%, 9/17/2029	$ 50,000	$ 52,858
4.00%, 3/15/2026	50,000	52,973
Trane Technologies Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	33,427
Trane Technologies Luxembourg Finance SA 3.80%, 3/21/2029	100,000	112,952
		2,078,690
OIL & GAS — 1.2%
BP Capital Markets America, Inc.:
3.00%, 2/24/2050	250,000	244,980
3.02%, 1/16/2027	200,000	216,768
3.22%, 4/14/2024	200,000	215,002
3.59%, 4/14/2027	250,000	276,852
3.63%, 4/6/2030	200,000	226,860
3.94%, 9/21/2028 (a)	100,000	114,489
BP Capital Markets PLC:
3.06%, 3/17/2022	200,000	207,944
3.81%, 2/10/2024	150,000	164,736
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	250,000	258,210
3.45%, 11/15/2021	25,000	25,622
3.85%, 6/1/2027	50,000	53,463
3.90%, 2/1/2025	25,000	26,833
Series GMTN, 4.95%, 6/1/2047	100,000	109,698
Chevron Corp.:
1.14%, 5/11/2023	250,000	254,285
1.55%, 5/11/2025	135,000	138,846
2.24%, 5/11/2030	100,000	105,081
2.95%, 5/16/2026	50,000	55,430
2.98%, 5/11/2040	45,000	48,244
3.08%, 5/11/2050	100,000	106,071
3.19%, 6/24/2023 (a)	25,000	26,805
Cimarex Energy Co. 3.90%, 5/15/2027	250,000	253,615
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	300,000	327,672
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	130,169
Concho Resources, Inc. 3.75%, 10/1/2027	300,000	320,298
ConocoPhillips 6.50%, 2/1/2039	75,000	108,790
ConocoPhillips Co.:
4.95%, 3/15/2026	200,000	239,306
5.95%, 3/15/2046	200,000	293,536
6.95%, 4/15/2029	50,000	69,832
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	22,337

See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.85%, 12/15/2025	$ 50,000	$ 55,465
Diamondback Energy, Inc.:
2.88%, 12/1/2024	60,000	60,022
3.25%, 12/1/2026	45,000	45,152
3.50%, 12/1/2029	100,000	96,778
Ecopetrol SA:
4.13%, 1/16/2025 (a)	100,000	100,216
5.88%, 5/28/2045	225,000	236,419
7.38%, 9/18/2043	50,000	60,215
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	104,727
3.90%, 4/1/2035	25,000	29,140
4.38%, 4/15/2030 (a)	30,000	35,763
4.95%, 4/15/2050	35,000	44,669
Equinor ASA:
2.65%, 1/15/2024 (a)	75,000	79,855
3.25%, 11/18/2049	55,000	58,623
3.63%, 9/10/2028 (a)	50,000	57,900
3.63%, 4/6/2040	100,000	112,605
3.70%, 3/1/2024 (a)	300,000	332,694
3.95%, 5/15/2043	50,000	57,385
4.80%, 11/8/2043	30,000	39,139
Exxon Mobil Corp.:
1.57%, 4/15/2023	150,000	153,922
1.90%, 8/16/2022	20,000	20,580
2.02%, 8/16/2024	50,000	52,191
2.44%, 8/16/2029	50,000	53,102
2.61%, 10/15/2030	300,000	321,441
2.99%, 3/19/2025	150,000	162,945
3.00%, 8/16/2039	50,000	52,571
3.10%, 8/16/2049	50,000	51,504
3.45%, 4/15/2051	245,000	271,161
4.11%, 3/1/2046	125,000	150,281
4.23%, 3/19/2040	105,000	126,932
Hess Corp.:
5.60%, 2/15/2041	75,000	78,685
5.80%, 4/1/2047 (a)	250,000	270,940
Husky Energy, Inc. 4.40%, 4/15/2029	100,000	99,901
Marathon Oil Corp.:
2.80%, 11/1/2022	25,000	25,231
4.40%, 7/15/2027	50,000	49,316
5.20%, 6/1/2045 (a)	50,000	46,276
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	53,223
3.80%, 4/1/2028 (a)	30,000	31,863
4.50%, 4/1/2048	25,000	25,692
5.13%, 12/15/2026	150,000	173,400
Newfield Exploration Co. 5.63%, 7/1/2024	250,000	239,987
Nexen, Inc. 5.88%, 3/10/2035	100,000	137,719
Noble Energy, Inc.:
4.95%, 8/15/2047	250,000	224,770
5.25%, 11/15/2043	50,000	46,103
Security Description	Principal Amount	Value
Ovintiv, Inc. 3.90%, 11/15/2021	$ 25,000	$ 24,841
Petro-Canada 5.35%, 7/15/2033	25,000	27,978
Petroleos Mexicanos 2.46%, 12/15/2025	13,750	14,260
Phillips 66:
2.15%, 12/15/2030	150,000	146,112
3.70%, 4/6/2023	20,000	21,436
3.85%, 4/9/2025	180,000	199,730
3.90%, 3/15/2028 (a)	50,000	56,243
4.30%, 4/1/2022	35,000	37,136
4.88%, 11/15/2044	95,000	117,539
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	57,848
Shell International Finance B.V.:
2.38%, 4/6/2025	250,000	265,510
2.38%, 11/7/2029	100,000	105,061
2.50%, 9/12/2026	150,000	161,946
2.75%, 4/6/2030	250,000	271,235
3.13%, 11/7/2049	100,000	104,809
3.25%, 5/11/2025	100,000	110,737
4.00%, 5/10/2046	100,000	117,548
4.13%, 5/11/2035	75,000	90,910
4.38%, 5/11/2045	250,000	306,385
4.55%, 8/12/2043	250,000	313,285
5.50%, 3/25/2040	25,000	35,333
Suncor Energy, Inc.:
2.80%, 5/15/2023	45,000	46,977
3.10%, 5/15/2025	40,000	42,710
3.60%, 12/1/2024	25,000	27,114
4.00%, 11/15/2047	70,000	72,079
6.50%, 6/15/2038	50,000	63,475
Total Capital International SA:
3.13%, 5/29/2050	200,000	204,928
3.75%, 4/10/2024	375,000	414,712
Total Capital SA 3.88%, 10/11/2028	25,000	28,978
Valero Energy Corp.:
2.85%, 4/15/2025	55,000	58,110
3.40%, 9/15/2026	50,000	54,479
6.63%, 6/15/2037	250,000	327,072
		13,094,793
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	100,000	104,253
3.34%, 12/15/2027	50,000	53,409
4.08%, 12/15/2047	150,000	156,175
Halliburton Co.:
3.80%, 11/15/2025	22,000	23,728
4.85%, 11/15/2035	150,000	156,454
5.00%, 11/15/2045	35,000	36,111

See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
7.45%, 9/15/2039	$ 25,000	$ 31,721
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	21,000	21,137
3.60%, 12/1/2029	100,000	97,632
Schlumberger Investment SA 2.65%, 6/26/2030	100,000	101,877
		782,497
PACKAGING & CONTAINERS — 0.0% (c)
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	27,080
3.40%, 12/15/2027	35,000	38,516
4.05%, 12/15/2049 (a)	10,000	11,793
WRKCo, Inc.:
3.38%, 9/15/2027	100,000	107,250
3.75%, 3/15/2025	100,000	109,214
4.20%, 6/1/2032	50,000	58,496
		352,349
PHARMACEUTICALS — 1.9%
AbbVie, Inc.:
2.15%, 11/19/2021 (b)	115,000	117,191
2.60%, 11/21/2024 (b)	105,000	111,409
2.90%, 11/6/2022	25,000	26,216
2.95%, 11/21/2026 (b)	105,000	114,142
3.20%, 5/14/2026	200,000	219,800
3.20%, 11/21/2029 (b)	245,000	268,934
3.25%, 10/1/2022 (b)	500,000	523,645
3.45%, 3/15/2022 (b)	200,000	207,998
3.75%, 11/14/2023	235,000	256,756
3.80%, 3/15/2025 (b)	75,000	83,131
3.85%, 6/15/2024 (b)	50,000	54,908
4.05%, 11/21/2039 (b)	200,000	233,834
4.25%, 11/14/2028	35,000	41,289
4.25%, 11/21/2049 (b)	90,000	108,939
4.30%, 5/14/2036	50,000	58,981
4.40%, 11/6/2042	50,000	60,221
4.45%, 5/14/2046	150,000	183,259
4.50%, 5/14/2035	50,000	60,400
4.55%, 3/15/2035 (b)	350,000	424,242
4.75%, 3/15/2045 (b)	75,000	93,163
4.88%, 11/14/2048	25,000	32,613
AmerisourceBergen Corp.:
2.80%, 5/15/2030 (a)	100,000	105,397
3.45%, 12/15/2027	50,000	56,155
AstraZeneca PLC:
2.38%, 6/12/2022	400,000	413,792
3.38%, 11/16/2025	35,000	39,254
3.50%, 8/17/2023	50,000	54,106
4.00%, 1/17/2029	35,000	41,791
4.00%, 9/18/2042	25,000	30,582
4.38%, 8/17/2048 (a)	40,000	52,880
6.45%, 9/15/2037	25,000	37,578
Security Description	Principal Amount	Value
Becton Dickinson & Co.:
3.70%, 6/6/2027	$ 163,000	$ 181,970
3.73%, 12/15/2024	50,000	55,193
4.69%, 12/15/2044	20,000	24,600
Becton Dickinson and Co.:
2.89%, 6/6/2022	235,000	243,260
3.36%, 6/6/2024	50,000	53,815
4.67%, 6/6/2047	210,000	259,186
Bristol-Myers Squibb Co.:
2.60%, 5/16/2022 (a) (b)	50,000	51,928
2.90%, 7/26/2024 (b)	500,000	539,970
3.25%, 2/20/2023 (b)	50,000	53,295
3.25%, 2/27/2027	250,000	287,477
3.25%, 8/1/2042	50,000	55,508
3.63%, 5/15/2024 (b)	25,000	27,511
3.88%, 8/15/2025 (b)	25,000	28,458
3.90%, 2/20/2028 (b)	100,000	117,490
4.13%, 6/15/2039 (b)	35,000	44,490
4.25%, 10/26/2049 (b)	150,000	197,749
4.35%, 11/15/2047 (b)	225,000	296,104
4.55%, 2/20/2048 (b)	100,000	134,866
4.63%, 5/15/2044 (b)	50,000	65,965
5.00%, 8/15/2045 (b)	150,000	211,080
Cardinal Health, Inc.:
3.08%, 6/15/2024	250,000	266,912
3.41%, 6/15/2027	300,000	335,955
4.90%, 9/15/2045	25,000	29,058
Cigna Corp.:
2.40%, 3/15/2030	120,000	124,553
3.05%, 10/15/2027 (b)	50,000	54,244
3.20%, 3/15/2040	85,000	90,368
3.40%, 9/17/2021	290,000	299,590
3.40%, 3/15/2050 (a)	65,000	70,117
3.75%, 7/15/2023	67,000	72,729
4.38%, 10/15/2028	310,000	367,114
4.80%, 8/15/2038	60,000	76,019
4.90%, 12/15/2048	145,000	191,146
6.13%, 11/15/2041 (b)	25,000	35,478
CVS Health Corp.:
2.88%, 6/1/2026	210,000	227,222
3.38%, 8/12/2024	25,000	27,212
3.50%, 7/20/2022	200,000	210,652
3.70%, 3/9/2023	300,000	322,011
3.88%, 7/20/2025	20,000	22,434
4.00%, 12/5/2023	25,000	27,432
4.10%, 3/25/2025	250,000	282,522
4.30%, 3/25/2028	460,000	536,838
4.78%, 3/25/2038	675,000	835,171
4.88%, 7/20/2035	45,000	56,438
5.05%, 3/25/2048	300,000	392,160
5.13%, 7/20/2045	185,000	238,924
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	95,726
2.35%, 5/15/2022	300,000	310,740

See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
GlaxoSmithKline Capital PLC:
2.88%, 6/1/2022	$ 100,000	$ 104,283
3.00%, 6/1/2024	70,000	75,718
3.38%, 6/1/2029	85,000	97,704
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	26,460
3.38%, 5/15/2023	100,000	107,819
3.63%, 5/15/2025 (a)	55,000	62,103
3.88%, 5/15/2028	100,000	117,887
4.20%, 3/18/2043	25,000	32,028
6.38%, 5/15/2038	50,000	75,881
Johnson & Johnson:
2.45%, 3/1/2026	30,000	32,800
2.90%, 1/15/2028	250,000	281,005
3.38%, 12/5/2023 (a)	25,000	27,496
3.40%, 1/15/2038	100,000	118,272
3.55%, 3/1/2036	150,000	177,154
3.63%, 3/3/2037	200,000	241,030
3.75%, 3/3/2047	100,000	126,070
4.50%, 12/5/2043	50,000	68,376
McKesson Corp.:
2.85%, 3/15/2023	25,000	26,155
3.95%, 2/16/2028	60,000	68,621
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	31,714
Merck & Co., Inc.:
1.45%, 6/24/2030	55,000	55,114
2.35%, 2/10/2022	50,000	51,563
2.35%, 6/24/2040	70,000	71,449
2.40%, 9/15/2022	25,000	26,018
2.75%, 2/10/2025	325,000	352,817
2.90%, 3/7/2024	45,000	48,541
3.40%, 3/7/2029	100,000	115,652
3.60%, 9/15/2042	25,000	29,880
3.70%, 2/10/2045	50,000	60,472
3.90%, 3/7/2039	100,000	123,442
4.00%, 3/7/2049	65,000	83,976
Mylan NV 5.25%, 6/15/2046	250,000	307,942
Novartis Capital Corp.:
1.75%, 2/14/2025	100,000	104,537
2.00%, 2/14/2027	100,000	106,258
2.20%, 8/14/2030	100,000	105,704
2.40%, 5/17/2022	300,000	311,193
2.75%, 8/14/2050 (a)	65,000	68,676
3.00%, 11/20/2025	25,000	27,736
3.10%, 5/17/2027 (a)	30,000	33,679
3.40%, 5/6/2024	25,000	27,535
4.00%, 11/20/2045	50,000	63,113
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	54,618
Pfizer, Inc.:
1.70%, 5/28/2030	150,000	152,533
2.55%, 5/28/2040	150,000	155,175
2.95%, 3/15/2024	100,000	108,320
Security Description	Principal Amount	Value
3.00%, 9/15/2021	$ 40,000	$ 41,271
3.00%, 12/15/2026	150,000	169,383
3.20%, 9/15/2023	50,000	54,063
3.40%, 5/15/2024 (a)	25,000	27,724
3.45%, 3/15/2029	100,000	116,659
3.60%, 9/15/2028 (a)	100,000	117,877
3.90%, 3/15/2039	25,000	30,790
4.00%, 12/15/2036	150,000	183,777
4.00%, 3/15/2049	100,000	127,685
4.10%, 9/15/2038 (a)	200,000	249,124
4.20%, 9/15/2048	35,000	45,481
7.20%, 3/15/2039	75,000	126,637
Sanofi 3.63%, 6/19/2028	100,000	117,956
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	300,000	305,775
2.88%, 9/23/2023	100,000	105,971
3.20%, 9/23/2026	30,000	33,322
Takeda Pharmaceutical Co., Ltd.:
4.40%, 11/26/2023	100,000	111,332
5.00%, 11/26/2028	100,000	123,303
Upjohn, Inc.:
2.70%, 6/22/2030 (b)	150,000	154,528
4.00%, 6/22/2050 (b)	150,000	161,244
Wyeth LLC 6.00%, 2/15/2036	25,000	36,561
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	55,180
3.00%, 5/15/2050	105,000	110,772
3.90%, 8/20/2028	50,000	58,953
4.45%, 8/20/2048	25,000	32,235
4.70%, 2/1/2043	25,000	32,913
		19,916,321
PIPELINES — 1.0%
Boardwalk Pipelines L.P. 4.80%, 5/3/2029	40,000	42,097
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029 (b)	90,000	92,000
Enable Midstream Partners L.P.:
4.15%, 9/15/2029	100,000	87,046
4.40%, 3/15/2027	50,000	46,287
4.95%, 5/15/2028	30,000	27,814
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	25,778
Enbridge, Inc.:
2.90%, 7/15/2022	50,000	51,843
3.70%, 7/15/2027	50,000	55,098
4.00%, 11/15/2049 (a)	100,000	108,140
4.25%, 12/1/2026	50,000	56,742
Energy Transfer Operating L.P.:
4.20%, 4/15/2027	50,000	52,266
4.75%, 1/15/2026	225,000	245,524
5.15%, 2/1/2043	25,000	23,370

See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 3/15/2045	$ 225,000	$ 213,752
5.20%, 2/1/2022	100,000	104,747
5.25%, 4/15/2029	275,000	300,242
5.88%, 1/15/2024	250,000	278,730
6.25%, 4/15/2049	275,000	293,029
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	107,247
3.50%, 2/1/2022	25,000	26,088
3.75%, 2/15/2025	75,000	83,083
3.95%, 2/15/2027 (a)	200,000	227,354
4.15%, 10/16/2028	25,000	28,514
4.20%, 1/31/2050	65,000	72,507
4.80%, 2/1/2049	25,000	29,893
4.85%, 3/15/2044	50,000	58,054
4.90%, 5/15/2046	50,000	58,516
5.10%, 2/15/2045	200,000	237,342
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	250,000	218,345
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (d)	150,000	140,757
Kinder Morgan Energy Partners L.P. 5.40%, 9/1/2044	25,000	29,454
Kinder Morgan, Inc.:
3.15%, 1/15/2023	450,000	471,393
4.30%, 6/1/2025	300,000	337,032
5.05%, 2/15/2046	50,000	57,361
5.30%, 12/1/2034	200,000	229,756
5.55%, 6/1/2045	150,000	183,103
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	51,529
4.85%, 2/1/2049	275,000	307,703
5.00%, 3/1/2026	50,000	57,503
MPLX L.P.:
3.50%, 12/1/2022	75,000	78,108
4.00%, 3/15/2028 (a)	35,000	36,997
4.50%, 4/15/2038	180,000	179,833
4.70%, 4/15/2048	100,000	101,856
4.80%, 2/15/2029 (a)	105,000	116,793
4.88%, 6/1/2025	50,000	55,823
4.90%, 4/15/2058	25,000	24,575
5.20%, 3/1/2047	100,000	106,654
5.20%, 12/1/2047	100,000	103,292
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	25,869
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	24,520
2.75%, 9/1/2024	100,000	100,712
3.10%, 3/15/2030	25,000	23,926
3.40%, 9/1/2029	100,000	97,333
4.00%, 7/13/2027 (a)	30,000	30,439
4.45%, 9/1/2049	40,000	36,717
Security Description	Principal Amount	Value
4.50%, 3/15/2050	$ 25,000	$ 23,124
4.55%, 7/15/2028	50,000	52,442
4.95%, 7/13/2047	150,000	144,757
5.20%, 7/15/2048	25,000	25,373
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	100,000	103,054
3.15%, 12/15/2029	100,000	102,910
3.55%, 10/1/2026	10,000	10,854
3.75%, 3/1/2028	25,000	26,702
4.90%, 10/1/2046	10,000	10,964
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	25,591
4.50%, 12/15/2026	50,000	52,993
4.65%, 10/15/2025	400,000	427,320
4.70%, 6/15/2044	25,000	22,476
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	107,393
5.63%, 3/1/2025	200,000	229,064
5.75%, 5/15/2024	75,000	84,489
5.88%, 6/30/2026	250,000	293,832
Spectra Energy Partners L.P. 4.75%, 3/15/2024	350,000	391,223
Sunoco Logistics Partners Operations L.P.:
4.00%, 10/1/2027	50,000	51,026
5.30%, 4/1/2044	25,000	24,133
5.35%, 5/15/2045	25,000	24,371
5.40%, 10/1/2047	150,000	147,253
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	103,143
4.10%, 4/15/2030	200,000	228,290
4.63%, 3/1/2034	250,000	288,387
4.75%, 5/15/2038	100,000	117,498
7.63%, 1/15/2039	25,000	38,061
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	200,000	260,764
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	57,491
Williams Cos., Inc.:
3.50%, 11/15/2030	100,000	104,828
3.60%, 3/15/2022	100,000	103,819
3.70%, 1/15/2023	20,000	21,148
3.75%, 6/15/2027	200,000	213,908
3.90%, 1/15/2025	50,000	54,598
4.55%, 6/24/2024	65,000	72,088
5.10%, 9/15/2045	125,000	136,626
5.75%, 6/24/2044	25,000	28,878
		10,471,357
REAL ESTATE — 0.0% (c)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	56,759

See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Alexandria Real Estate Equities, Inc.:
3.38%, 8/15/2031	$ 60,000	$ 67,195
3.45%, 4/30/2025	100,000	111,142
4.00%, 2/1/2050	100,000	121,677
4.70%, 7/1/2030	35,000	42,837
American Campus Communities Operating Partnership L.P.:
3.30%, 7/15/2026	50,000	51,046
3.63%, 11/15/2027	30,000	30,725
American Tower Corp.:
2.25%, 1/15/2022	100,000	102,438
2.75%, 1/15/2027	200,000	213,716
3.00%, 6/15/2023	250,000	266,787
3.13%, 1/15/2027 (a)	100,000	108,716
3.38%, 10/15/2026	75,000	83,122
3.50%, 1/31/2023	50,000	53,407
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	25,000	26,072
Series GMTN, 2.95%, 5/11/2026	50,000	54,043
Series MTN, 2.45%, 1/15/2031	70,000	74,677
Series MTN, 3.20%, 1/15/2028	40,000	44,403
Series MTN, 3.30%, 6/1/2029	65,000	73,259
Series MTN, 3.90%, 10/15/2046	50,000	60,508
Boston Properties L.P.:
2.75%, 10/1/2026	150,000	160,744
2.90%, 3/15/2030	35,000	36,559
3.40%, 6/21/2029	100,000	110,281
3.65%, 2/1/2026	100,000	110,964
3.85%, 2/1/2023	75,000	80,137
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	51,719
4.05%, 7/1/2030	25,000	25,635
4.13%, 6/15/2026	50,000	52,354
4.13%, 5/15/2029	100,000	103,653
Camden Property Trust:
3.15%, 7/1/2029	65,000	72,180
4.10%, 10/15/2028 (a)	20,000	23,524
Crown Castle International Corp.:
3.20%, 9/1/2024	250,000	270,965
3.65%, 9/1/2027	150,000	166,836
3.70%, 6/15/2026	15,000	16,762
4.00%, 3/1/2027	20,000	22,741
4.75%, 5/15/2047 (a)	100,000	123,753
5.25%, 1/15/2023	100,000	111,190
Security Description	Principal Amount	Value
CubeSmart L.P.:
3.00%, 2/15/2030	$ 100,000	$ 106,084
4.38%, 2/15/2029	30,000	34,914
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	150,000	157,758
3.45%, 11/15/2029	60,000	62,423
Digital Realty Trust L.P.:
2.75%, 2/1/2023	125,000	131,000
3.70%, 8/15/2027	150,000	170,965
3.95%, 7/1/2022	25,000	26,485
Duke Realty L.P.:
3.05%, 3/1/2050	10,000	10,459
4.00%, 9/15/2028	100,000	116,797
EPR Properties:
4.50%, 6/1/2027	50,000	46,300
4.95%, 4/15/2028	50,000	47,733
Equinix, Inc.:
2.63%, 11/18/2024	65,000	69,194
3.20%, 11/18/2029 (a)	45,000	48,830
5.38%, 5/15/2027	60,000	65,373
5.88%, 1/15/2026	80,000	84,394
ERP Operating L.P.:
3.00%, 7/1/2029	25,000	27,592
3.50%, 3/1/2028	100,000	113,088
4.00%, 8/1/2047	50,000	63,824
4.15%, 12/1/2028	100,000	118,336
Essex Portfolio L.P.:
3.00%, 1/15/2030	25,000	27,255
3.63%, 5/1/2027	50,000	55,486
4.00%, 3/1/2029	65,000	75,587
4.50%, 3/15/2048	50,000	62,003
Federal Realty Investment Trust:
3.20%, 6/15/2029	75,000	77,593
3.25%, 7/15/2027	50,000	52,366
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	55,000	55,361
4.00%, 1/15/2030	65,000	64,435
5.25%, 6/1/2025	20,000	21,745
5.38%, 11/1/2023	20,000	21,368
5.38%, 4/15/2026	40,000	43,766
5.75%, 6/1/2028	20,000	22,160
HCP, Inc. 3.88%, 8/15/2024	50,000	54,987
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030	25,000	23,923
Healthcare Trust of America Holdings L.P. 3.50%, 8/1/2026 (a)	25,000	27,019
Healthpeak Properties, Inc. 2.88%, 1/15/2031	125,000	128,525
Highwoods Realty L.P.:
3.05%, 2/15/2030	25,000	24,888
3.88%, 3/1/2027	50,000	52,931

See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	$ 50,000	$ 51,250
Series H, 3.38%, 12/15/2029	150,000	143,080
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	200,000	192,790
4.65%, 4/1/2029	25,000	26,978
Kilroy Realty L.P.:
3.05%, 2/15/2030	50,000	49,729
3.45%, 12/15/2024	50,000	51,745
4.75%, 12/15/2028	25,000	28,037
Kimco Realty Corp.:
2.80%, 10/1/2026 (a)	50,000	51,103
3.30%, 2/1/2025	40,000	42,336
3.70%, 10/1/2049	100,000	93,235
3.80%, 4/1/2027 (a)	25,000	26,697
Life Storage L.P. 4.00%, 6/15/2029	100,000	109,317
Mid-America Apartments L.P.:
3.60%, 6/1/2027	50,000	55,556
3.95%, 3/15/2029	100,000	114,979
National Retail Properties, Inc.:
3.10%, 4/15/2050	100,000	84,076
3.60%, 12/15/2026	50,000	52,945
4.30%, 10/15/2028	35,000	37,991
Office Properties Income Trust 4.25%, 5/15/2024	50,000	48,794
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	50,000	49,166
4.38%, 8/1/2023 (a)	150,000	155,809
Physicians Realty L.P. 3.95%, 1/15/2028	100,000	102,110
Prologis L.P.:
2.13%, 4/15/2027	50,000	52,683
2.25%, 4/15/2030	65,000	68,339
3.00%, 4/15/2050	50,000	52,782
3.75%, 11/1/2025	50,000	57,396
4.25%, 8/15/2023	150,000	165,993
4.38%, 2/1/2029 (a)	65,000	79,591
Public Storage 2.37%, 9/15/2022	125,000	129,977
Realty Income Corp.:
3.65%, 1/15/2028	100,000	109,921
3.88%, 4/15/2025	100,000	109,315
4.13%, 10/15/2026	50,000	57,145
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	54,619
4.40%, 2/1/2047	150,000	165,630
Sabra Health Care L.P.:
4.80%, 6/1/2024	25,000	25,085
5.13%, 8/15/2026	25,000	25,296
Simon Property Group L.P.:
2.50%, 7/15/2021	350,000	354,161
2.63%, 6/15/2022 (a)	100,000	102,705
2.75%, 6/1/2023	200,000	207,952
4.25%, 11/30/2046	50,000	54,001
Security Description	Principal Amount	Value
Spirit Realty L.P. 3.40%, 1/15/2030	$ 100,000	$ 94,288
STORE Capital Corp. 4.50%, 3/15/2028	50,000	50,469
Tanger Properties L.P. 3.88%, 7/15/2027	50,000	46,577
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	163,744
Series MTN, 2.95%, 9/1/2026	25,000	26,685
Series MTN, 3.50%, 7/1/2027	50,000	54,561
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	25,290
3.00%, 1/15/2030	50,000	49,582
3.10%, 1/15/2023	50,000	51,270
3.85%, 4/1/2027	100,000	105,602
4.00%, 3/1/2028	100,000	105,539
4.38%, 2/1/2045	75,000	72,486
VEREIT Operating Partnership L.P.:
3.10%, 12/15/2029	150,000	144,358
3.95%, 8/15/2027	40,000	41,519
4.60%, 2/6/2024	5,000	5,348
4.63%, 11/1/2025	50,000	53,963
4.88%, 6/1/2026	10,000	11,051
Vornado Realty L.P. 3.50%, 1/15/2025 (a)	50,000	49,415
Welltower, Inc.:
2.70%, 2/15/2027	50,000	51,663
3.10%, 1/15/2030	55,000	56,940
4.00%, 6/1/2025	175,000	193,259
4.13%, 3/15/2029	100,000	110,152
Weyerhaeuser Co.:
4.00%, 11/15/2029	200,000	225,294
4.63%, 9/15/2023	25,000	27,883
WP Carey, Inc. 3.85%, 7/15/2029	100,000	103,820
		10,879,786
RETAIL — 0.9%
Advance Auto Parts, Inc. 3.90%, 4/15/2030 (b)	100,000	106,936
AutoNation, Inc. 4.75%, 6/1/2030	50,000	54,282
AutoZone, Inc.:
3.13%, 4/18/2024	100,000	107,654
3.75%, 6/1/2027	100,000	112,166
Best Buy Co., Inc. 4.45%, 10/1/2028 (a)	50,000	57,940
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	102,369
1.60%, 4/20/2030	65,000	65,841
1.75%, 4/20/2032	30,000	30,402
2.30%, 5/18/2022	150,000	155,257
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	15,411

See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 2/15/2048	$ 15,000	$ 14,287
Dollar General Corp.:
4.13%, 5/1/2028	70,000	81,859
4.15%, 11/1/2025	25,000	28,855
Dollar Tree, Inc.:
3.70%, 5/15/2023	95,000	101,760
4.00%, 5/15/2025	100,000	112,445
4.20%, 5/15/2028	45,000	52,226
Home Depot, Inc.:
2.13%, 9/15/2026	150,000	161,556
2.63%, 6/1/2022	150,000	156,466
2.70%, 4/15/2030	250,000	274,825
2.80%, 9/14/2027 (a)	250,000	279,332
3.00%, 4/1/2026 (a)	350,000	391,940
3.13%, 12/15/2049	100,000	109,526
3.30%, 4/15/2040	250,000	282,885
3.35%, 4/15/2050	150,000	172,758
3.75%, 2/15/2024	25,000	27,608
4.25%, 4/1/2046	35,000	44,212
5.95%, 4/1/2041	50,000	74,922
Kohl's Corp.:
5.55%, 7/17/2045 (a)	20,000	17,634
9.50%, 5/15/2025	30,000	34,245
Lowe's Cos., Inc.:
2.50%, 4/15/2026 (a)	50,000	54,085
3.10%, 5/3/2027	200,000	222,590
3.38%, 9/15/2025	25,000	27,970
3.70%, 4/15/2046	50,000	55,935
4.05%, 5/3/2047	300,000	352,521
4.25%, 9/15/2044	25,000	29,339
4.38%, 9/15/2045	25,000	29,849
4.65%, 4/15/2042	25,000	31,185
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	15,391
Series MTN, 2.13%, 3/1/2030 (a)	15,000	15,399
Series MTN, 2.63%, 9/1/2029	75,000	80,309
Series MTN, 3.35%, 4/1/2023	80,000	85,737
Series MTN, 3.50%, 3/1/2027 (a)	50,000	56,508
Series MTN, 3.63%, 9/1/2049	10,000	11,081
Series MTN, 3.70%, 1/30/2026	75,000	85,209
Series MTN, 3.80%, 4/1/2028	100,000	116,928
Series MTN, 4.45%, 3/1/2047	125,000	153,378
Series MTN, 4.45%, 9/1/2048	20,000	24,627
Series MTN, 4.70%, 12/9/2035	150,000	190,246
Series MTN, 4.88%, 12/9/2045	100,000	128,475
Nordstrom, Inc. 4.38%, 4/1/2030	55,000	43,122
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	50,000	56,064
4.35%, 6/1/2028	100,000	116,979
Security Description	Principal Amount	Value
Ross Stores, Inc.:
4.80%, 4/15/2030	$ 50,000	$ 59,774
5.45%, 4/15/2050	50,000	64,523
Starbucks Corp.:
2.00%, 3/12/2027	100,000	104,796
2.25%, 3/12/2030	100,000	103,955
2.55%, 11/15/2030	100,000	105,001
3.35%, 3/12/2050	25,000	25,526
3.50%, 11/15/2050	150,000	158,013
3.80%, 8/15/2025	50,000	56,451
3.85%, 10/1/2023	25,000	27,371
4.00%, 11/15/2028	50,000	58,724
4.45%, 8/15/2049	100,000	120,820
4.50%, 11/15/2048	30,000	35,663
Target Corp.:
2.50%, 4/15/2026	50,000	54,882
3.38%, 4/15/2029	100,000	115,336
3.90%, 11/15/2047 (a)	250,000	318,782
4.00%, 7/1/2042	50,000	62,897
TJX Cos., Inc.:
2.25%, 9/15/2026	50,000	53,254
3.88%, 4/15/2030	250,000	293,897
Walgreen Co. 3.10%, 9/15/2022	25,000	26,172
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	50,000	51,676
3.30%, 11/18/2021	200,000	206,124
3.45%, 6/1/2026	250,000	270,655
4.50%, 11/18/2034	25,000	27,947
4.65%, 6/1/2046	25,000	26,680
Walmart, Inc.:
2.65%, 12/15/2024	150,000	162,363
2.95%, 9/24/2049	150,000	168,883
3.25%, 7/8/2029 (a)	80,000	92,807
3.30%, 4/22/2024	325,000	356,294
3.70%, 6/26/2028	100,000	118,159
3.95%, 6/28/2038	325,000	412,288
4.05%, 6/29/2048	185,000	242,785
		9,193,024
SEMICONDUCTORS — 0.6%
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	30,654
3.90%, 10/1/2025	25,000	28,720
4.35%, 4/1/2047	100,000	129,014
5.10%, 10/1/2035	50,000	69,164
Broadcom Corp./Broadcom Cayman Finance, Ltd. 2.65%, 1/15/2023	200,000	207,718
Broadcom, Inc.:
2.25%, 11/15/2023 (b)	70,000	72,313
3.15%, 11/15/2025 (b)	80,000	85,159
4.11%, 9/15/2028 (b)	159,000	173,836
4.15%, 11/15/2030 (b)	100,000	108,751
4.30%, 11/15/2032 (b)	55,000	60,712
4.70%, 4/15/2025 (b)	315,000	355,166

See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 4/15/2029 (b)	$ 150,000	$ 170,238
5.00%, 4/15/2030 (b)	200,000	229,568
Intel Corp.:
2.35%, 5/11/2022	50,000	51,717
2.45%, 11/15/2029	150,000	161,920
2.88%, 5/11/2024 (a)	200,000	216,202
3.10%, 2/15/2060	150,000	166,006
3.15%, 5/11/2027	200,000	224,386
3.25%, 11/15/2049	150,000	170,299
3.30%, 10/1/2021	25,000	25,949
4.10%, 5/19/2046	370,000	464,124
4.10%, 5/11/2047	50,000	62,982
KLA Corp.:
3.30%, 3/1/2050	50,000	51,655
4.10%, 3/15/2029	65,000	76,767
Lam Research Corp.:
3.75%, 3/15/2026	50,000	57,313
4.00%, 3/15/2029	280,000	332,408
4.88%, 3/15/2049	25,000	34,631
Micron Technology, Inc.:
2.50%, 4/24/2023	30,000	31,179
4.66%, 2/15/2030	200,000	232,634
NVIDIA Corp.:
3.20%, 9/16/2026	50,000	56,623
3.50%, 4/1/2050	150,000	171,837
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (b)	100,000	112,057
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (b)	10,000	10,471
3.15%, 5/1/2027 (b)	15,000	15,861
3.40%, 5/1/2030 (b)	20,000	21,525
QUALCOMM, Inc.:
2.15%, 5/20/2030	100,000	104,356
2.60%, 1/30/2023	200,000	209,864
2.90%, 5/20/2024	200,000	215,258
3.25%, 5/20/2027	50,000	56,684
3.25%, 5/20/2050 (a)	45,000	49,437
3.45%, 5/20/2025	50,000	55,699
4.30%, 5/20/2047	50,000	62,656
4.80%, 5/20/2045	25,000	32,672
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	78,329
3.88%, 3/15/2039	250,000	309,907
4.15%, 5/15/2048	150,000	194,608
Xilinx, Inc. 2.95%, 6/1/2024	50,000	53,713
		5,892,742
SOFTWARE — 0.9%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	250,000	254,072
4.50%, 6/15/2047	150,000	191,812
Adobe, Inc.:
1.70%, 2/1/2023	20,000	20,712
1.90%, 2/1/2025	30,000	31,683
Security Description	Principal Amount	Value
2.30%, 2/1/2030	$ 30,000	$ 32,355
3.25%, 2/1/2025	25,000	27,809
Autodesk, Inc. 3.50%, 6/15/2027	50,000	56,362
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	50,000	53,444
Citrix Systems, Inc. 3.30%, 3/1/2030	100,000	106,849
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	200,000	221,266
3.75%, 5/21/2029	20,000	23,451
3.88%, 6/5/2024	7,000	7,701
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	52,454
2.65%, 6/1/2030	50,000	52,987
2.75%, 7/1/2024	100,000	106,693
3.20%, 7/1/2026	275,000	303,966
3.50%, 7/1/2029	65,000	73,034
3.80%, 10/1/2023	150,000	163,923
4.20%, 10/1/2028 (a)	65,000	76,297
4.40%, 7/1/2049	60,000	72,691
Intuit, Inc.:
0.95%, 7/15/2025	15,000	15,052
1.65%, 7/15/2030	15,000	15,025
Microsoft Corp.:
1.55%, 8/8/2021	200,000	202,748
2.00%, 8/8/2023	50,000	52,331
2.40%, 2/6/2022	300,000	309,531
2.40%, 8/8/2026	200,000	218,276
2.53%, 6/1/2050	418,000	435,928
2.65%, 11/3/2022	300,000	315,225
2.68%, 6/1/2060	88,000	91,788
3.13%, 11/3/2025	50,000	56,020
3.30%, 2/6/2027	280,000	320,141
3.45%, 8/8/2036	550,000	662,678
3.63%, 12/15/2023	25,000	27,560
3.70%, 8/8/2046	150,000	187,551
3.95%, 8/8/2056	62,000	79,852
4.10%, 2/6/2037	157,000	202,794
4.20%, 11/3/2035	65,000	85,205
Oracle Corp.:
1.90%, 9/15/2021	200,000	203,346
2.40%, 9/15/2023	200,000	210,468
2.50%, 5/15/2022	50,000	51,695
2.50%, 4/1/2025	600,000	643,230
2.63%, 2/15/2023	235,000	247,124
2.65%, 7/15/2026	45,000	48,672
2.80%, 7/8/2021	250,000	256,455
2.95%, 5/15/2025	10,000	10,911
3.60%, 4/1/2040	250,000	282,575
3.60%, 4/1/2050	525,000	588,688
3.80%, 11/15/2037	180,000	208,413
3.85%, 7/15/2036 (a)	150,000	175,810
3.90%, 5/15/2035	5,000	6,053

See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/15/2046	$ 180,000	$ 211,806
4.30%, 7/8/2034	200,000	248,722
4.38%, 5/15/2055	10,000	12,587
salesforce.com, Inc.:
3.25%, 4/11/2023	275,000	295,256
3.70%, 4/11/2028	25,000	29,121
VMware, Inc. 3.90%, 8/21/2027 (a)	150,000	158,938
		9,097,136
TELECOMMUNICATIONS — 1.3%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	211,134
3.13%, 7/16/2022	100,000	103,430
4.38%, 7/16/2042	50,000	60,921
4.38%, 4/22/2049	200,000	243,818
6.13%, 3/30/2040	100,000	143,052
AT&T, Inc.:
2.30%, 6/1/2027	50,000	51,781
2.75%, 6/1/2031	350,000	364,539
2.95%, 7/15/2026	200,000	216,780
3.20%, 3/1/2022	250,000	260,815
3.40%, 5/15/2025	250,000	274,365
3.50%, 6/1/2041	100,000	104,791
3.55%, 6/1/2024	25,000	27,352
3.65%, 6/1/2051	100,000	104,924
3.80%, 2/15/2027	150,000	168,455
3.85%, 6/1/2060	45,000	47,985
3.90%, 3/11/2024	25,000	27,485
4.10%, 2/15/2028	184,000	210,165
4.13%, 2/17/2026	350,000	397,981
4.45%, 4/1/2024	25,000	28,017
4.50%, 5/15/2035	300,000	353,841
4.55%, 3/9/2049	208,000	245,336
4.65%, 6/1/2044	25,000	28,687
4.75%, 5/15/2046	30,000	35,346
4.80%, 6/15/2044	50,000	57,921
4.85%, 3/1/2039	570,000	688,463
4.85%, 7/15/2045	50,000	59,744
5.15%, 11/15/2046	300,000	368,961
5.15%, 2/15/2050	150,000	191,334
5.45%, 3/1/2047	250,000	327,580
5.65%, 2/15/2047	150,000	198,169
Bell Canada, Inc.:
4.30%, 7/29/2049	55,000	67,367
4.46%, 4/1/2048	30,000	37,586
British Telecommunications PLC 5.13%, 12/4/2028	200,000	247,126
Cisco Systems, Inc.:
1.85%, 9/20/2021	200,000	203,472
3.00%, 6/15/2022	25,000	26,321
3.50%, 6/15/2025	25,000	28,503
3.63%, 3/4/2024 (a)	25,000	27,884
5.50%, 1/15/2040	300,000	438,486
Security Description	Principal Amount	Value
Corning, Inc.:
4.38%, 11/15/2057	$ 25,000	$ 28,857
5.35%, 11/15/2048	100,000	132,739
5.75%, 8/15/2040	25,000	32,167
Juniper Networks, Inc. 3.75%, 8/15/2029 (a)	100,000	112,073
Motorola Solutions, Inc.:
4.00%, 9/1/2024	25,000	27,564
4.60%, 2/23/2028	125,000	141,716
4.60%, 5/23/2029	50,000	57,901
Orange SA 5.50%, 2/6/2044	50,000	72,979
Rogers Communications, Inc.:
3.00%, 3/15/2023	30,000	31,872
3.70%, 11/15/2049	50,000	55,454
4.30%, 2/15/2048	40,000	48,480
4.35%, 5/1/2049	155,000	189,469
5.00%, 3/15/2044	50,000	64,381
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	179,093
5.21%, 3/8/2047	300,000	374,376
5.52%, 3/1/2049	150,000	196,082
7.05%, 6/20/2036	25,000	36,264
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	38,286
TELUS Corp. 4.60%, 11/16/2048	150,000	182,481
T-Mobile USA, Inc.:
2.55%, 2/15/2031 (b)	125,000	126,135
3.50%, 4/15/2025 (b)	150,000	163,475
3.75%, 4/15/2027 (b)	150,000	166,293
3.88%, 4/15/2030 (b)	80,000	89,044
4.38%, 4/15/2040 (b)	350,000	405,202
4.50%, 4/15/2050 (b)	45,000	53,017
Verizon Communications, Inc.:
2.63%, 8/15/2026	50,000	54,398
3.38%, 2/15/2025	500,000	556,445
3.50%, 11/1/2024	50,000	55,280
3.88%, 2/8/2029	10,000	11,790
4.02%, 12/3/2029	350,000	418,449
4.27%, 1/15/2036	28,000	34,538
4.33%, 9/21/2028	285,000	343,622
4.40%, 11/1/2034	250,000	309,960
4.50%, 8/10/2033	250,000	312,940
4.52%, 9/15/2048	25,000	33,045
4.81%, 3/15/2039	100,000	130,509
5.01%, 4/15/2049	150,000	208,882
5.15%, 9/15/2023	300,000	342,195
5.25%, 3/16/2037	150,000	203,799
5.50%, 3/16/2047	350,000	516,477
Vodafone Group PLC:
3.75%, 1/16/2024	170,000	186,119
4.13%, 5/30/2025	50,000	56,657
4.38%, 2/19/2043	75,000	87,066
5.00%, 5/30/2038	250,000	313,607

See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 5/30/2048	$ 225,000	$ 291,832
		14,152,927
TEXTILES — 0.0% (c)
Mohawk Industries, Inc. 3.63%, 5/15/2030	100,000	109,492
TOYS/GAMES/HOBBIES — 0.0% (c)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	31,079
3.90%, 11/19/2029	100,000	104,121
		135,200
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051 (a)	15,000	16,248
3.40%, 9/1/2024	100,000	110,010
3.75%, 4/1/2024	25,000	27,586
3.90%, 8/1/2046	100,000	121,138
4.05%, 6/15/2048 (a)	155,000	192,267
4.13%, 6/15/2047	150,000	186,367
4.15%, 12/15/2048	30,000	37,708
4.45%, 3/15/2043	50,000	63,528
4.55%, 9/1/2044	50,000	64,656
4.90%, 4/1/2044	125,000	170,150
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	14,531
2.75%, 3/1/2026	100,000	109,134
2.95%, 11/21/2024	50,000	53,830
3.20%, 8/2/2046	25,000	27,670
3.65%, 2/3/2048	50,000	58,751
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	35,000	35,881
4.00%, 6/1/2028	100,000	117,091
4.80%, 9/15/2035	30,000	38,897
CSX Corp.:
2.40%, 2/15/2030	50,000	52,844
3.25%, 6/1/2027	50,000	56,055
3.35%, 9/15/2049 (a)	65,000	72,132
3.40%, 8/1/2024	25,000	27,543
3.80%, 3/1/2028	50,000	57,553
3.80%, 11/1/2046	100,000	116,180
4.10%, 3/15/2044	75,000	90,585
4.25%, 3/15/2029 (a)	95,000	113,644
4.30%, 3/1/2048	50,000	62,429
4.50%, 3/15/2049	125,000	161,779
4.65%, 3/1/2068	50,000	64,947
FedEx Corp.:
3.40%, 1/14/2022	150,000	156,103
3.40%, 2/15/2028 (a)	50,000	53,990
3.90%, 2/1/2035	200,000	216,056
4.00%, 1/15/2024	25,000	27,670
4.05%, 2/15/2048	50,000	51,304
4.55%, 4/1/2046	100,000	107,821
4.75%, 11/15/2045	25,000	27,827
Security Description	Principal Amount	Value
4.95%, 10/17/2048	$ 100,000	$ 116,038
Kansas City Southern:
2.88%, 11/15/2029	65,000	68,660
3.50%, 5/1/2050	25,000	27,055
4.70%, 5/1/2048 (a)	50,000	63,049
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	165,528
3.00%, 4/1/2022	25,000	25,972
3.15%, 6/1/2027	50,000	55,263
3.16%, 5/15/2055 (b)	68,000	70,288
3.40%, 11/1/2049	100,000	110,241
3.94%, 11/1/2047	100,000	118,290
4.45%, 6/15/2045	19,000	23,770
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024 (a)	40,000	41,202
Series MTN, 2.80%, 3/1/2022	100,000	102,615
Series MTN, 3.45%, 11/15/2021	100,000	102,960
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	264,880
2.75%, 3/1/2026	50,000	54,406
2.95%, 3/1/2022	350,000	364,182
3.50%, 6/8/2023 (a)	50,000	54,285
3.80%, 10/1/2051	52,000	61,948
3.84%, 3/20/2060	130,000	151,740
4.05%, 3/1/2046	175,000	206,524
4.10%, 9/15/2067	15,000	17,947
4.38%, 9/10/2038	110,000	135,491
United Parcel Service, Inc.:
2.35%, 5/16/2022	50,000	51,745
2.40%, 11/15/2026	30,000	32,591
2.45%, 10/1/2022	125,000	130,396
2.50%, 4/1/2023	150,000	157,549
3.05%, 11/15/2027	50,000	56,403
3.75%, 11/15/2047	175,000	202,678
		5,995,601
TRUCKING & LEASING — 0.0% (c)
GATX Corp.:
3.85%, 3/30/2027	50,000	53,288
4.55%, 11/7/2028	50,000	54,886
4.70%, 4/1/2029	25,000	28,198
		136,372
WATER — 0.0% (c)
American Water Capital Corp.:
2.95%, 9/1/2027	121,000	133,599
3.40%, 3/1/2025	25,000	27,603
3.45%, 5/1/2050	50,000	56,487
3.75%, 9/1/2028	100,000	115,850
3.75%, 9/1/2047	100,000	115,870
4.30%, 12/1/2042	25,000	30,654

See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Essential Utilities, Inc. 2.70%, 4/15/2030	$ 60,000	$ 62,792
		542,855
TOTAL CORPORATE BONDS & NOTES (Cost $264,991,804)		288,682,305
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
CarMax Auto Owner Trust Series 2020-2, Class A3, 1.70%, 11/15/2024	131,000	134,113
CarMax Auto Owner Trust 2017-2 Series 2017-2, Class B, 2.41%, 12/15/2022	200,000	203,429
Drive Auto Receivables Trust:
Series 2018-4, Class D, 4.09%, 1/15/2026	100,000	103,078
Series 2019-4, Class C, 2.51%, 11/17/2025	50,000	50,628
Ford Credit Auto Lease Trust Series 2019-B, Class A3, 2.22%, 10/15/2022	200,000	203,072
Ford Credit Auto Owner Trust Series 2020-B, Class A3, 0.56%, 10/15/2024	189,000	189,290
GM Financial Consumer Automobile Receivables Trust Series 2019-2, Class A3, 2.65%, 2/16/2024	200,000	204,898
Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	385,000	395,035
Hyundai Auto Receivables Trust Series 2019-B, Class A3, Class A3, 1.94%, 2/15/2024	55,000	56,356
Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A3, Class A3, 1.94%, 3/15/2024	100,000	102,192
Nissan Auto Receivables 2019-A Owner Trust Series 2019-A, Class A3, 2.90%, 10/16/2023	100,000	102,998
Santander Drive Auto Receivables Trust Series 2018-1, Class D, 3.32%, 3/15/2024	85,000	86,906
Toyota Auto Receivables Owner Trust Series 2019-C, Class A3, 1.91%, 9/15/2023	400,000	408,524
Security Description	Principal Amount	Value
World Omni Auto Receivables Trust Series 2019-B, Class A3, 2.59%, 7/15/2024	$ 111,000	$ 114,077
		2,354,596
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2019-2, Class A, 2.67%, 11/15/2024	900,000	936,652
Series 2018-8, Class A, 3.18%, 4/15/2024	68,000	70,303
Series 2019-1, Class A, 2.87%, 10/15/2024	100,000	104,204
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5, 1.66%, 6/17/2024	200,000	202,840
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	241,146
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	150,000	153,860
		1,709,005
TOTAL ASSET-BACKED SECURITIES (Cost $3,987,928)		4,063,601
FOREIGN GOVERNMENT OBLIGATIONS — 3.8%
AUSTRIA — 0.0% (c)
Oesterreichische Kontrollbank AG:
1.50%, 02/12/2025	50,000	52,198
1.63%, 09/17/2022 (a)	40,000	41,136
2.63%, 01/31/2022	200,000	207,274
Series GMTN, 2.88%, 03/13/2023	100,000	106,746
		407,354
CANADA — 0.5%
Canada Government International Bond 1.63%, 1/22/2025	500,000	527,240
Export Development Canada:
1.38%, 10/21/2021	50,000	50,710
1.75%, 07/18/2022	150,000	154,536
2.00%, 05/17/2022 (a)	50,000	51,610
2.50%, 01/24/2023	200,000	211,178
Province of Alberta Canada:
2.20%, 07/26/2022 (a)	50,000	51,803
3.30%, 03/15/2028	650,000	753,207

See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Province of British Columbia Canada:
2.25%, 06/02/2026	$ 150,000	$ 163,353
2.65%, 09/22/2021	50,000	51,436
Province of Manitoba Canada:
2.13%, 06/22/2026 (a)	250,000	268,857
Series GX, 2.60%, 04/16/2024	100,000	107,472
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	58,936
Province of Ontario Canada:
2.20%, 10/03/2022	250,000	259,983
2.50%, 09/10/2021	25,000	25,638
2.50%, 04/27/2026	350,000	382,840
2.55%, 04/25/2022	750,000	779,452
Province of Quebec Canada:
1.35%, 05/28/2030 (a)	300,000	305,178
2.50%, 04/20/2026	250,000	274,055
2.75%, 08/25/2021	50,000	51,368
2.75%, 04/12/2027	200,000	223,624
Series QO, 2.88%, 10/16/2024	200,000	219,318
		4,971,794
CHILE — 0.1%
Chile Government International Bond:
2.45%, 01/31/2031	200,000	207,744
3.13%, 01/21/2026	50,000	54,727
3.24%, 02/06/2028 (a)	200,000	219,622
3.86%, 06/21/2047	300,000	355,917
		838,010
COLOMBIA — 0.1%
Colombia Government International Bond:
4.50%, 01/28/2026	250,000	271,400
4.50%, 03/15/2029 (a)	250,000	274,662
5.00%, 06/15/2045	200,000	225,610
5.20%, 05/15/2049	250,000	293,055
5.63%, 02/26/2044	200,000	239,456
		1,304,183
GERMANY — 0.4%
FMS Wertmanagement 2.75%, 1/30/2024	250,000	271,190
Kreditanstalt fuer Wiederaufbau:
0.01%, 06/29/2037	100,000	79,217
1.75%, 09/14/2029	250,000	270,170
2.00%, 05/02/2025 (a)	100,000	107,381
2.13%, 03/07/2022 (a)	250,000	257,863
2.13%, 06/15/2022	250,000	259,150
2.13%, 01/17/2023	100,000	104,693
2.38%, 12/29/2022 (a)	250,000	263,080
2.50%, 02/15/2022	500,000	518,120
2.50%, 11/20/2024 (a)	300,000	327,270
Security Description	Principal Amount	Value
2.63%, 01/25/2022	$ 50,000	$ 51,861
2.63%, 02/28/2024 (a)	250,000	270,822
2.88%, 04/03/2028 (a)	290,000	337,493
Series GMTN, 3.13%, 12/15/2021	500,000	520,755
Landwirtschaftliche Rentenbank:
3.13%, 11/14/2023	100,000	109,325
Series 36, 2.00%, 12/06/2021	150,000	153,618
Series 37, 2.50%, 11/15/2027	50,000	56,333
Series 40, 0.50%, 05/27/2025	90,000	90,113
		4,048,454
HUNGARY — 0.0% (c)
Hungary Government International Bond 5.38%, 3/25/2024	350,000	397,212
INDONESIA — 0.1%
Indonesia Government International Bond:
2.95%, 01/11/2023	275,000	283,429
4.45%, 04/15/2070	200,000	229,992
4.75%, 02/11/2029	150,000	173,932
5.35%, 02/11/2049	100,000	129,565
		816,918
ISRAEL — 0.1%
Israel Government International Bond:
2.75%, 07/03/2030	200,000	220,326
2.88%, 03/16/2026	100,000	109,264
3.25%, 01/17/2028	100,000	113,230
3.88%, 07/03/2050	200,000	238,078
4.00%, 06/30/2022	50,000	53,239
4.13%, 01/17/2048	100,000	124,172
		858,309
ITALY — 0.0% (c)
Republic of Italy Government International Bond:
4.00%, 10/17/2049	200,000	202,414
5.38%, 06/15/2033	50,000	61,910
		264,324
JAPAN — 0.2%
Japan Bank for International Cooperation:
1.50%, 07/21/2021	25,000	25,288
1.75%, 10/17/2024	200,000	209,310
2.50%, 06/01/2022	200,000	207,818
2.50%, 05/23/2024	200,000	214,630
2.75%, 11/16/2027	200,000	225,600
2.88%, 07/21/2027	100,000	113,364
3.25%, 07/20/2023	150,000	162,293
3.25%, 07/20/2028	250,000	293,362
3.38%, 10/31/2023	200,000	218,554

See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series DTC, 2.38%, 04/20/2026	$ 200,000	$ 218,020
		1,888,239
MEXICO — 0.2%
Mexico Government International Bond:
3.75%, 01/11/2028	100,000	104,237
4.00%, 10/02/2023	80,000	85,172
4.13%, 01/21/2026 (a)	125,000	135,013
4.15%, 03/28/2027	200,000	214,838
4.50%, 04/22/2029 (a)	250,000	271,542
4.50%, 01/31/2050 (a)	250,000	257,815
4.60%, 02/10/2048 (a)	200,000	207,036
4.75%, 04/27/2032 (a)	200,000	220,528
5.00%, 04/27/2051	200,000	215,926
5.55%, 01/21/2045 (a)	450,000	529,677
6.05%, 01/11/2040	30,000	36,575
Series MTN, 4.75%, 03/08/2044	100,000	104,875
		2,383,234
PANAMA — 0.1%
Panama Government International Bond:
3.16%, 01/23/2030	200,000	215,514
3.75%, 03/16/2025	150,000	162,272
3.88%, 03/17/2028	200,000	224,838
4.50%, 05/15/2047	50,000	61,332
4.50%, 04/16/2050	200,000	244,624
6.70%, 01/26/2036	50,000	71,900
		980,480
PERU — 0.1%
Peruvian Government International Bond:
2.39%, 01/23/2026	250,000	260,017
2.84%, 06/20/2030 (a)	55,000	58,901
4.13%, 08/25/2027	150,000	172,106
5.63%, 11/18/2050 (a)	150,000	236,896
6.55%, 03/14/2037	25,000	38,002
		765,922
PHILIPPINES — 0.1%
Philippine Government International Bond:
2.46%, 05/05/2030	200,000	209,926
3.70%, 03/01/2041 (a)	200,000	228,186
3.70%, 02/02/2042	100,000	114,679
3.95%, 01/20/2040	200,000	232,364
4.20%, 01/21/2024	300,000	327,042
5.00%, 01/13/2037	150,000	193,120
7.75%, 01/14/2031	100,000	149,621
		1,454,938
Security Description	Principal Amount	Value
POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	$ 50,000	$ 52,952
3.25%, 04/06/2026	175,000	196,352
4.00%, 01/22/2024	150,000	166,633
5.00%, 03/23/2022	50,000	53,687
		469,624
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.38%, 04/21/2027	25,000	26,412
3.00%, 11/01/2022	250,000	262,357
3.25%, 11/10/2025	150,000	167,357
3.50%, 11/27/2021	250,000	259,383
Korea Development Bank:
2.75%, 03/19/2023	200,000	209,950
3.00%, 01/13/2026	100,000	110,272
Korea International Bank 3.50%, 9/20/2028	200,000	232,650
		1,268,381
SUPRANATIONAL — 1.4%
African Development Bank:
3.00%, 09/20/2023 (a)	150,000	162,767
Series GDIF, 1.25%, 07/26/2021	25,000	25,262
Series GMTN, 1.63%, 09/16/2022	210,000	216,197
Series GMTN, 3.00%, 12/06/2021 (a)	30,000	31,162
Asian Development Bank:
0.63%, 04/29/2025	500,000	503,600
1.50%, 10/18/2024	200,000	209,310
2.63%, 01/30/2024	200,000	216,138
Series GMTN, 1.75%, 09/13/2022	250,000	258,035
Series GMTN, 2.00%, 02/16/2022	150,000	154,199
Series GMTN, 2.00%, 04/24/2026	100,000	108,278
Series GMTN, 2.13%, 11/24/2021	75,000	76,934
Series GMTN, 2.38%, 08/10/2027	50,000	55,807
Series GMTN, 2.50%, 11/02/2027	100,000	112,694
Series GMTN, 2.63%, 01/12/2027	50,000	56,244
Series GMTN, 2.75%, 03/17/2023	85,000	90,590
Series GMTN, 3.13%, 09/26/2028	50,000	59,134
Series MTN, 1.88%, 07/19/2022	400,000	413,120

See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Asian Infrastructure Investment Bank 0.50%, 5/28/2025	$ 200,000	$ 199,832
Corp. Andina de Fomento:
2.13%, 09/27/2021	50,000	50,334
2.38%, 05/12/2023 (a)	150,000	153,741
2.75%, 01/06/2023 (a)	100,000	104,662
Council Of Europe Development Bank:
1.75%, 09/26/2022	100,000	103,272
2.50%, 02/27/2024 (a)	30,000	32,316
2.63%, 02/13/2023	60,000	63,619
European Bank for Reconstruction & Development:
0.25%, 07/10/2023	100,000	99,952
Series GMTN, 1.50%, 02/13/2025 (a)	250,000	261,977
Series GMTN, 1.88%, 02/23/2022 (a)	75,000	76,954
European Investment Bank:
0.25%, 09/15/2023	365,000	364,708
1.38%, 05/15/2023	350,000	361,053
1.63%, 03/14/2025	485,000	512,092
1.88%, 02/10/2025 (a)	100,000	106,640
2.00%, 12/15/2022 (a)	250,000	260,733
2.13%, 10/15/2021	50,000	51,209
2.13%, 04/13/2026	100,000	109,120
2.25%, 03/15/2022 (a)	250,000	258,545
2.38%, 06/15/2022	350,000	364,605
2.38%, 05/24/2027	100,000	111,704
2.50%, 03/15/2023	145,000	153,733
2.50%, 10/15/2024	25,000	27,247
Series DIP, 1.38%, 09/15/2021 (a)	200,000	202,708
Series GMTN, 2.88%, 08/15/2023	350,000	378,224
Series GMTN, 3.13%, 12/14/2023	350,000	383,967
Inter-American Development Bank:
0.88%, 04/03/2025	500,000	509,525
1.88%, 07/23/2021	100,000	101,706
2.00%, 07/23/2026	100,000	108,050
2.25%, 06/18/2029	250,000	279,817
2.38%, 07/07/2027	100,000	111,321
2.50%, 01/18/2023	100,000	105,565
2.63%, 01/16/2024	350,000	377,923
3.00%, 02/21/2024	100,000	109,513
3.13%, 09/18/2028	100,000	118,196
4.38%, 01/24/2044	75,000	115,200
Series GMTN, 1.75%, 09/14/2022	350,000	361,301
Series GMTN, 2.13%, 01/18/2022	350,000	359,985
Security Description	Principal Amount	Value
Series GMTN, 3.00%, 09/26/2022	$ 100,000	$ 106,031
International Bank for Reconstruction & Development:
0.63%, 04/22/2025	550,000	554,262
0.88%, 05/14/2030	250,000	250,020
2.00%, 01/26/2022	300,000	308,124
2.13%, 07/01/2022	200,000	207,422
3.00%, 09/27/2023	350,000	380,376
Series GDIF, 1.75%, 10/23/2029	250,000	269,927
Series GDIF, 1.88%, 06/19/2023	300,000	313,998
Series GDIF, 2.13%, 12/13/2021	400,000	410,824
Series GDIF, 2.50%, 11/25/2024	300,000	327,267
Series GDIF, 2.50%, 07/29/2025	200,000	220,232
Series GDIF, 2.50%, 11/22/2027	250,000	282,127
Series GDIF, 2.75%, 07/23/2021	450,000	461,938
Series GMTN, 4.75%, 02/15/2035	25,000	37,073
International Finance Corp.:
Series GMTN, 1.13%, 07/20/2021	125,000	126,116
Series GMTN, 2.13%, 04/07/2026	100,000	108,878
Series GMTN, 2.88%, 07/31/2023	150,000	161,834
Nordic Investment Bank 2.13%, 2/1/2022	200,000	205,820
		14,932,789
SWEDEN — 0.1%
Svensk Exportkredit AB:
1.63%, 11/14/2022	200,000	205,750
2.00%, 08/30/2022	200,000	206,758
Series GMTN, 3.13%, 11/08/2021 (a)	250,000	259,288
		671,796
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	257,175
4.38%, 01/23/2031	280,000	327,768
5.10%, 06/18/2050	175,000	226,030
		810,973
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $37,170,730)		39,532,934

See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.0%
Federal Farm Credit Banks:
1.60%, 12/28/2021	$ 100,000	$ 101,702
2.53%, 2/14/2022	500,000	517,470
2.59%, 8/27/2029	150,000	150,487
2.60%, 1/18/2022	150,000	155,302
2.65%, 8/13/2029	250,000	250,655
2.88%, 7/17/2023	100,000	107,230
3.08%, 8/12/2039	75,000	75,232
3.50%, 12/20/2023	50,000	55,444
Federal Farm Credit Banks Funding Corp. 0.38%, 4/8/2022	250,000	250,605
Federal Home Loan Bank:
0.25%, 6/3/2022	250,000	249,667
0.50%, 4/14/2025	205,000	205,367
1.13%, 7/14/2021 (a)	400,000	403,876
1.38%, 2/17/2023	750,000	772,237
1.50%, 8/15/2024	190,000	198,960
1.63%, 11/19/2021	340,000	346,725
1.63%, 12/20/2021	140,000	142,911
1.88%, 7/7/2021	230,000	233,938
2.00%, 12/11/2024	150,000	150,499
2.50%, 2/13/2024	220,000	237,321
2.88%, 9/13/2024	50,000	55,166
3.25%, 6/9/2028	500,000	591,730
3.25%, 11/16/2028 (a)	30,000	35,746
3.38%, 12/8/2023	50,000	55,147
5.50%, 7/15/2036	135,000	211,047
Federal Home Loan Mortgage Corp.:
0.25%, 6/26/2023	500,000	499,325
0.38%, 4/20/2023	250,000	250,782
0.38%, 5/5/2023	350,000	350,980
1.50%, 2/12/2025	500,000	524,055
2.38%, 1/13/2022	325,000	335,897
2.50%, 10/1/2029	35,324	37,071
2.50%, 1/1/2031	71,890	75,445
2.50%, 5/1/2031	116,294	122,004
2.50%, 6/1/2031	214,681	225,221
2.50%, 10/1/2031	199,164	208,943
2.50%, 12/1/2031	231,920	244,611
2.50%, 12/1/2032	1,044,249	1,095,854
2.50%, 2/1/2033	1,256,382	1,318,470
2.50%, 9/1/2046	1,735,365	1,823,013
2.50%, 7/1/2050	5,484,051	5,721,175
2.75%, 6/19/2023	500,000	537,020
3.00%, 10/1/2030	448,665	476,788
3.00%, 12/1/2030	90,348	95,305
3.00%, 5/1/2031	69,427	73,224
3.00%, 12/1/2031	357,092	376,620
3.00%, 2/1/2032	541,041	570,630
3.00%, 5/1/2032	563,087	592,755
Security Description	Principal Amount	Value
3.00%, 7/1/2032	$ 170,264	$ 179,235
3.00%, 1/1/2033	727,141	765,452
3.00%, 4/1/2036	378,357	401,493
3.00%, 6/1/2036	228,255	242,212
3.00%, 2/1/2038	905,152	957,077
3.00%, 1/1/2043	2,682,461	2,869,401
3.00%, 7/1/2043	2,902,281	3,104,311
3.00%, 6/1/2045	83,468	88,326
3.00% 8/1/2045	465,400	495,868
3.00%, 4/1/2046	355,926	375,753
3.00% 6/1/2046	3,660,332	3,912,515
3.00%, 8/1/2046	630,355	665,470
3.00%, 9/1/2046	206,625	218,135
3.00%, 10/1/2046	352,228	371,849
3.00% 11/1/2046	1,162,524	1,227,283
3.00% 12/1/2046	1,029,964	1,087,340
3.00%, 1/1/2047	761,825	804,263
3.00% 2/1/2047	1,515,155	1,616,957
3.00%, 4/1/2047	2,449,989	2,591,853
3.00%, 9/1/2049	812,073	855,008
3.00%, 12/1/2049	686,093	722,367
3.00%, 2/1/2050	2,529,723	2,663,471
3.50%, 4/1/2032	314,401	330,423
3.50%, 6/1/2033	719,516	755,341
3.50%, 9/1/2033	508,635	533,960
3.50%, 11/1/2034	213,308	228,823
3.50%, 3/1/2037	301,716	320,667
3.50%, 4/1/2042	245,756	266,530
3.50%, 12/1/2042	195,507	211,877
3.50%, 8/1/2043	529,484	572,826
3.50%, 5/1/2044	1,712,147	1,867,387
3.50%, 11/1/2044	40,854	43,812
3.50%, 1/1/2045	54,783	58,750
3.50% 7/1/2045	316,619	338,701
3.50%, 10/1/2045	55,323	59,021
3.50% 12/1/2045	629,719	672,679
3.50%, 1/1/2046	80,291	85,658
3.50%, 3/1/2046	166,158	176,325
3.50%, 4/1/2046	242,750	257,602
3.50%, 6/1/2046	273,809	290,562
3.50%, 8/1/2046	2,986,670	3,186,190
3.50%, 12/1/2046	843,151	894,737
3.50%, 2/1/2047	584,975	620,766
3.50%, 3/1/2047	587,831	620,504
3.50%, 4/1/2047	370,903	391,518
3.50%, 6/1/2047	384,055	405,402
3.50% 10/1/2047	650,265	686,402
3.50%, 11/1/2047	185,981	196,318
3.50%, 12/1/2047	383,311	404,616
3.50%, 4/1/2049	764,180	802,532
3.50%, 7/1/2049	1,911,900	2,009,334
3.50%, 10/1/2049	177,784	186,844
4.00%, 11/1/2033	545,443	576,814
4.00%, 4/1/2042	30,656	33,610
4.00%, 6/1/2042	84,411	92,814

See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2042	$ 1,564,130	$ 1,714,887
4.00%, 12/1/2044	35,934	38,961
4.00%, 4/1/2045	29,174	31,719
4.00%, 10/1/2045	70,600	76,755
4.00%, 12/1/2045	121,913	132,542
4.00%, 1/1/2046	479,727	521,554
4.00%, 2/1/2046	186,682	202,958
4.00%, 1/1/2047	540,119	582,321
4.00%, 2/1/2047	248,476	267,890
4.00%, 6/1/2047	519,337	553,656
4.00%, 9/1/2047	595,543	634,897
4.00%, 11/1/2047	475,610	507,039
4.00%, 1/1/2048	1,232,499	1,313,943
4.00%, 10/1/2048	3,181,784	3,364,493
4.00%, 4/1/2049	247,381	261,823
4.50%, 5/1/2042	706,027	791,349
4.50%, 5/1/2044	157,546	174,448
4.50%, 12/1/2045	450,458	498,784
4.50%, 9/1/2046	337,289	371,906
4.50%, 4/1/2047	251,871	271,263
4.50%, 10/1/2047	371,892	400,524
4.50%, 11/1/2047	306,805	330,426
4.50%, 12/1/2047	158,597	170,813
4.50%, 7/1/2048	1,042,807	1,120,710
4.50%, 11/1/2048	621,298	667,712
4.50%, 11/1/2049	1,588,966	1,710,309
5.00%, 7/1/2041	131,833	150,813
5.00%, 11/1/2048	637,998	696,450
5.50%, 8/1/2038	384,785	448,781
6.00%, 7/1/2040	144,671	172,220
6.25%, 7/15/2032 (a)	460,000	723,511
Series K025, Class A2, 2.68%, 10/25/2022	125,000	130,291
Series K028, Class A2, 3.11%, 2/25/2023	100,000	105,732
Series K039, Class A2, 3.30%, 7/25/2024	400,000	438,832
Series K040, Class A2, 3.24%, 9/25/2024	575,000	632,244
Series K049, Class A2, 3.01%, 7/25/2025	200,000	220,377
Series K054, Class A2, 2.75%, 1/25/2026	500,000	546,268
Series K062, Class A2, 3.41%, 12/25/2026	400,000	457,140
Series K085, Class A2, 4.06%, 10/25/2028 (d)	250,000	301,935
Series K086, Class A2, 3.86%, 11/25/2028 (d)	160,001	192,459
Series K090, Class A2, 3.42%, 2/25/2029	163,934	192,702
Series K092, Class A2, 3.30%, 4/25/2029	350,000	408,938
Series K093, Class A2, 2.98%, 5/25/2029	100,000	114,237
Security Description	Principal Amount	Value
Series K094, Class A2, 2.90%, 6/25/2029	$ 352,767	$ 402,230
Series K098, Class A2, 2.43%, 8/25/2029	100,000	110,588
Series K099, Class A2, 2.60%, 9/25/2029	100,000	112,013
Series K101, Class A2, 2.52%, 10/25/2029	200,000	222,693
Series K109, Class A2, 1.56%, 4/25/2030	100,000	104,334
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	315,810
Series K157, Class A2, 3.99%, 5/25/2033 (d)	500,000	611,583
Series K716, Class A2, 3.13%, 6/25/2021	0	0
Series K718, Class A2, 2.79%, 1/25/2022	500,000	508,848
Series K734, Class A2, 3.21%, 2/25/2026	350,000	390,961
Series K735, Class A2, 2.86%, 5/25/2026	200,000	221,220
Series K736, Class A2, 2.28%, 7/25/2026	300,000	324,284
Federal National Mortgage Association:
0.25%, 5/22/2023	350,000	349,755
0.50%, 6/17/2025	250,000	250,312
0.63%, 4/22/2025 (a)	215,000	216,860
1.38%, 10/7/2021	325,000	329,846
1.63%, 1/7/2025 (a)	215,000	226,406
2.00%, 1/5/2022	150,000	154,051
2.00%, 10/5/2022	250,000	260,015
2.00%, 11/1/2031	123,468	128,440
2.00%, 7/1/2050	1,197,609	1,221,805
2.13%, 4/24/2026	200,000	217,936
2.25%, 4/12/2022	210,000	217,654
2.50%, 2/5/2024	250,000	269,600
2.50%, 3/1/2029	195,543	204,763
2.50%, 7/1/2030	1,096,942	1,149,798
2.50%, 2/1/2031	112,342	117,872
2.50%, 10/1/2031	193,743	203,202
2.50%, 12/1/2031	341,188	357,845
2.50%, 1/1/2032	116,757	122,457
2.50%, 4/1/2032	1,196,226	1,254,627
2.50%, 10/1/2032	488,924	513,053
2.50%, 12/1/2032	1,031,511	1,082,418
2.50%, 1/1/2033	555,986	583,425
2.50%, 6/1/2040	594,997	621,834
2.50%, 12/1/2049	1,902,840	1,984,534
2.50%, 7/1/2050	2,400,000	2,503,773
2.63%, 1/11/2022	250,000	259,257
2.63%, 9/6/2024	250,000	273,782
2.88%, 9/12/2023	500,000	541,675
3.00%, 10/1/2028	68,033	71,683
3.00%, 8/1/2029	35,298	37,267

See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 5/1/2030	$ 204,111	$ 214,844
3.00%, 6/1/2030	41,454	43,721
3.00%, 8/1/2030	551,516	584,183
3.00%, 9/1/2030	38,264	40,356
3.00%, 11/1/2030	78,063	82,331
3.00% 12/1/2030	410,140	434,186
3.00%, 4/1/2031	207,132	218,413
3.00%, 12/1/2031	324,089	341,740
3.00% 2/1/2032	1,265,717	1,337,979
3.00%, 5/1/2032	505,374	531,949
3.00%, 8/1/2032	177,425	186,755
3.00%, 10/1/2032	304,892	320,925
3.00%, 7/1/2034	503,312	528,810
3.00%, 6/1/2036	68,441	72,605
3.00%, 8/1/2036	344,547	365,507
3.00%, 9/1/2036	641,797	680,841
3.00%, 10/1/2036	182,757	193,874
3.00%, 12/1/2036	322,889	342,532
3.00%, 11/1/2037	587,588	628,387
3.00%, 6/1/2042	1,236,600	1,322,464
3.00%, 6/1/2043	253,706	275,560
3.00%, 7/1/2043	72,450	77,475
3.00%, 2/1/2044	636,205	680,330
3.00%, 1/1/2045	1,050,678	1,123,550
3.00%, 5/1/2045	886,591	948,083
3.00%, 9/1/2045	73,052	77,282
3.00% 11/1/2045	537,511	568,635
3.00%, 12/1/2045	94,989	100,490
3.00%, 5/1/2046	686,650	724,739
3.00%, 7/1/2046	783,022	826,458
3.00%, 10/1/2046	495,835	523,340
3.00%, 11/1/2046	1,004,787	1,060,524
3.00% 12/1/2046	830,288	876,345
3.00% 1/1/2047	2,292,511	2,419,679
3.00%, 2/1/2047	717,419	757,215
3.00%, 5/1/2047	744,515	785,386
3.00%, 11/1/2047	529,789	558,872
3.00%, 1/1/2050	4,024,557	4,237,338
3.00%, 5/1/2050	3,222,865	3,400,842
3.50%, 11/1/2025	28,860	30,327
3.50%, 1/1/2027	30,173	31,708
3.50%, 5/1/2029	38,983	41,323
3.50%, 10/1/2029	32,122	34,050
3.50%, 2/1/2031	337,718	355,489
3.50%, 3/1/2032	259,779	272,971
3.50%, 4/1/2032	371,950	390,839
3.50%, 2/1/2033	745,459	783,313
3.50%, 4/1/2033	250,097	262,516
3.50%, 12/1/2035	43,671	46,815
3.50%, 1/1/2037	296,082	315,447
3.50%, 2/1/2037	441,483	470,359
3.50%, 7/1/2037	227,695	241,910
3.50%, 4/1/2038	548,884	577,955
3.50%, 2/1/2041	103,583	112,331
3.50%, 10/1/2044	34,628	37,125
Security Description	Principal Amount	Value
3.50% 1/1/2045	$ 99,936	$ 107,144
3.50% 2/1/2045	3,574,169	3,872,368
3.50%, 5/1/2045	42,048	44,848
3.50% 8/1/2045	136,371	145,957
3.50%, 11/1/2045	52,942	56,468
3.50% 12/1/2045	709,857	757,124
3.50%, 1/1/2046	537,714	573,518
3.50% 2/1/2046	606,548	646,935
3.50% 4/1/2046	377,866	400,908
3.50% 5/1/2046	610,689	647,929
3.50%, 6/1/2046	153,620	162,988
3.50%, 7/1/2046	369,237	391,753
3.50%, 1/1/2047	570,853	605,663
3.50% 2/1/2047	1,946,909	2,106,933
3.50%, 3/1/2047	595,602	631,922
3.50%, 4/1/2047	1,196,231	1,262,429
3.50% 5/1/2047	4,110,072	4,365,098
3.50%, 6/1/2047	576,597	608,505
3.50%, 7/1/2047	1,033,403	1,117,773
3.50%, 9/1/2047	509,956	538,176
3.50%, 10/1/2047	596,582	629,597
3.50%, 11/1/2047	130,112	137,312
3.50%, 12/1/2047	907,549	957,771
3.50%, 1/1/2048	268,703	283,573
3.50%, 2/1/2048	318,581	341,076
3.50%, 6/1/2048	862,808	909,016
3.50%, 11/1/2048	2,271,850	2,410,389
3.50%, 7/1/2049	986,216	1,036,475
3.50%, 8/1/2049	2,656,591	2,791,976
3.50%, 6/1/2050	997,611	1,053,818
4.00%, 3/1/2021	3,185	3,203
4.00%, 3/1/2031	948,532	1,007,358
4.00%, 10/1/2033	134,882	146,807
4.00%, 10/1/2037	1,176,642	1,252,727
4.00%, 1/1/2039	190,359	202,578
4.00%, 2/1/2039	160,550	170,855
4.00%, 12/1/2040	55,891	61,423
4.00%, 2/1/2043	309,713	340,365
4.00% 10/1/2043	744,143	816,430
4.00%, 11/1/2043	236,013	258,070
4.00%, 12/1/2043	235,363	257,360
4.00% 10/1/2044	50,540	54,783
4.00%, 1/1/2045	696,049	765,204
4.00%, 3/1/2045	35,196	38,254
4.00%, 5/1/2045	1,713,612	1,857,449
4.00%, 7/1/2045	45,177	49,103
4.00% 9/1/2045	194,154	211,027
4.00% 12/1/2045	85,098	92,493
4.00%, 4/1/2046	195,104	210,259
4.00%, 7/1/2046	274,873	296,223
4.00% 11/1/2046	1,755,971	1,910,962
4.00%, 12/1/2046	536,832	578,530
4.00% 4/1/2047	1,160,983	1,237,575
4.00%, 7/1/2047	576,865	614,921
4.00%, 8/1/2047	505,200	538,529

See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/1/2047	$ 494,900	$ 527,549
4.00%, 12/1/2047	660,042	703,586
4.00%, 2/1/2048	1,506,878	1,606,288
4.00%, 7/1/2048	557,938	590,619
4.00%, 9/1/2048	3,249,728	3,436,232
4.00%, 7/1/2049	2,212,262	2,343,261
4.00%, 9/1/2049	751,752	796,267
4.50%, 12/1/2040	98,353	109,527
4.50%, 1/1/2042	60,956	68,071
4.50% 9/1/2043	117,173	130,520
4.50%, 11/1/2043	75,238	83,885
4.50%, 5/1/2044	187,585	207,630
4.50%, 6/1/2044	62,728	69,430
4.50%, 2/1/2046	230,502	256,690
4.50%, 3/1/2046	760,857	848,308
4.50%, 7/1/2046	242,151	264,313
4.50%, 11/1/2047	802,225	863,731
4.50%, 4/1/2048	403,165	433,177
4.50% 8/1/2048	1,466,560	1,579,369
4.50%, 12/1/2048	625,686	672,262
4.50%, 1/1/2049	216,086	232,171
4.50%, 4/1/2049	290,850	313,061
5.00%, 1/1/2039	509,727	582,947
5.00%, 6/1/2040	239,826	273,426
5.00%, 7/1/2041	37,900	43,210
5.00%, 5/1/2042	47,196	53,808
5.00%, 11/1/2044	589,322	671,887
5.00%, 1/1/2045	45,334	50,192
5.00%, 6/1/2048	727,215	794,065
5.00%, 9/1/2048	712,353	777,834
5.00%, 3/1/2050	982,530	1,074,992
5.50%, 2/1/2037	25,445	29,662
5.50%, 4/1/2038	116,445	134,883
5.50%, 9/1/2040	36,504	42,305
5.50%, 9/1/2041	58,859	68,179
5.50% 5/1/2044	685,829	801,772
5.63%, 7/15/2037	80,000	128,905
6.63%, 11/15/2030	365,000	565,140
7.25%, 5/15/2030	75,000	118,999
Series 2013-M12, Class APT, 2.49%, 3/25/2023 (d)	27,418	28,329
Series 2013-M3, Class A2, 2.51%, 11/25/2022 (d)	126,876	130,703
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (d)	714,445	773,154
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (d)	36,145	39,476
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (d)	250,000	272,354
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (d)	400,000	452,117
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (d)	330,000	371,721
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	250,000	280,237
Security Description	Principal Amount	Value
Series 2020-M8, Class A2, 1.82%, 2/25/2030	$ 144,700	$ 151,305
TBA, 2.00%, 7/1/2035 (g)	2,150,000	2,224,175
TBA, 2.50%, 7/1/2035 (g)	2,650,000	2,774,205
TBA, 2.50%, 7/1/2050 (g)	3,100,000	3,231,626
TBA, 3.00%, 7/1/2050 (g)	6,250,000	6,582,562
TBA, 3.50%, 7/1/2050 (g)	2,650,000	2,786,793
TBA, 4.00%, 7/1/2050 (g)	3,300,000	3,496,845
TBA, 4.50%, 7/1/2050 (g)	1,500,000	1,611,765
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (d)	272,000	282,621
Government National Mortgage Association:
2.50%, 12/20/2046	841,503	892,364
3.00%, 1/20/2043	508,623	545,789
3.00%, 5/20/2043	253,827	272,844
3.00%, 12/20/2044	51,115	54,455
3.00%, 3/20/2045	27,821	29,596
3.00%, 4/20/2045	82,236	87,483
3.00%, 6/20/2045	1,250,153	1,329,921
3.00%, 7/20/2045	79,361	84,425
3.00%, 8/20/2045	72,639	77,274
3.00%, 2/20/2046	1,885,670	2,026,943
3.00%, 3/20/2046	751,187	797,907
3.00%, 4/20/2046	71,231	75,661
3.00%, 5/20/2046	126,283	134,137
3.00%, 7/20/2046	81,315	86,372
3.00%, 8/20/2046	263,145	279,511
3.00%, 9/20/2046	185,881	197,442
3.00%, 10/20/2046	186,521	198,122
3.00%, 11/20/2046	336,286	357,201
3.00%, 12/20/2046	1,319,876	1,401,965
3.00%, 2/20/2047	644,561	684,650
3.00%, 4/20/2047	908,643	963,847
3.00%, 6/20/2047	309,901	328,728
3.00%, 7/20/2047	613,456	650,726
3.00%, 8/20/2047	309,085	327,864
3.00%, 10/20/2047	464,063	492,256
3.00%, 1/20/2048	1,711,394	1,815,367
3.00%, 2/20/2048	1,038,963	1,102,084
3.00%, 3/20/2048	1,819,072	1,929,587
3.00%, 12/20/2049	1,959,837	2,080,533
3.00%, 6/20/2050	3,796,011	4,026,719
3.50%, 10/20/2042	402,085	437,142
3.50%, 1/20/2043	1,680,187	1,826,676
3.50%, 5/20/2043	60,235	65,412
3.50%, 9/20/2043	40,890	44,404
3.50%, 11/20/2043	333,066	361,692
3.50%, 6/20/2044	1,846,526	1,992,310
3.50%, 10/20/2044	41,177	44,428
3.50%, 12/20/2044	27,794	29,988
3.50%, 3/20/2045	25,179	27,012
3.50%, 4/20/2045	80,728	86,875
3.50%, 6/20/2045	1,122,693	1,204,424

See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/20/2045	$ 2,256,223	$ 2,420,473
3.50%, 1/20/2046	847,309	908,992
3.50%, 3/20/2046	184,119	196,725
3.50%, 4/20/2046	97,692	104,381
3.50%, 5/20/2046	101,024	107,941
3.50%, 6/20/2046	1,575,019	1,682,854
3.50%, 7/20/2046	250,732	267,898
3.50%, 10/20/2046	482,218	515,233
3.50%, 11/20/2046	311,272	332,583
3.50%, 12/20/2046	1,029,587	1,100,078
3.50%, 5/20/2047	837,856	890,809
3.50%, 6/20/2047	583,423	620,296
3.50%, 7/20/2047	455,020	483,777
3.50%, 8/20/2047	724,748	770,553
3.50%, 9/20/2047	304,451	323,692
3.50%, 10/20/2047	293,985	312,565
3.50%, 12/20/2047	1,372,098	1,458,816
3.50%, 6/20/2048	441,918	469,284
3.50%, 8/20/2048	325,848	346,026
3.50%, 8/20/2049	1,425,928	1,505,576
3.50%, 9/20/2049	1,667,226	1,760,352
4.00%, 4/15/2040	45,052	49,692
4.00%, 2/20/2042	19,354	21,403
4.00%, 7/20/2042	13,538	14,928
4.00%, 7/15/2044	38,010	40,865
4.00%, 8/20/2044	26,428	28,993
4.00%, 10/20/2044	237,043	260,050
4.00%, 5/15/2045	38,413	41,788
4.00%, 6/15/2045	82,412	89,652
4.00%, 8/20/2045	27,106	29,463
4.00%, 11/20/2045	334,190	363,249
4.00%, 2/20/2046	250,651	272,446
4.00%, 5/20/2046	267,558	288,205
4.00%, 6/20/2046	181,427	195,428
4.00%, 1/20/2047	591,876	637,549
4.00%, 3/20/2047	277,673	299,100
4.00%, 4/20/2047	532,521	571,278
4.00%, 5/20/2047	364,139	390,641
4.00%, 7/20/2047	376,425	403,821
4.00%, 8/20/2047	154,089	165,303
4.00%, 1/20/2048	266,322	285,705
4.00%, 6/20/2048	137,986	147,284
4.00%, 8/20/2048	1,560,124	1,665,247
4.00%, 10/20/2048	657,724	702,043
4.00%, 11/20/2048	519,861	554,890
4.00%, 4/20/2049	540,979	573,941
4.00%, 6/20/2049	1,251,712	1,327,980
4.00%, 7/20/2049	676,117	717,314
4.50%, 1/20/2044	116,624	131,040
4.50%, 11/20/2044	34,847	39,062
4.50%, 12/20/2044	28,171	31,578
4.50%, 4/20/2046	163,555	183,338
4.50%, 6/20/2046	115,733	129,732
4.50%, 7/20/2046	152,289	170,710
4.50%, 4/20/2047	539,013	585,870
Security Description	Principal Amount	Value
4.50%, 8/20/2047	$ 166,103	$ 179,284
4.50%, 11/20/2047	1,473,408	1,590,324
4.50%, 12/20/2047	91,804	99,088
4.50%, 11/20/2048	662,301	712,503
4.50%, 7/20/2049	710,373	758,743
5.00%, 6/15/2040	30,031	33,750
5.00%, 10/15/2041	75,543	84,881
5.00%, 3/20/2044	53,617	61,322
5.00%, 12/20/2045	185,479	212,038
5.00%, 1/20/2048	352,634	385,149
5.00%, 5/20/2048	327,059	356,571
5.00%, 9/20/2048	570,165	618,241
5.50%, 10/20/2043	46,936	53,746
5.50%, 5/20/2045	536,787	613,780
TBA, 2.50%, 7/1/2050 (g)	3,500,000	3,683,645
TBA, 3.00%, 7/1/2050 (g)	2,000,000	2,118,520
TBA, 3.50%, 7/1/2050 (g)	1,950,000	2,057,406
TBA, 4.00%, 7/1/2050 (g)	2,000,000	2,120,360
TBA, 5.00%, 7/1/2050 (g)	850,000	923,180
Iraq Government AID Bond 2.15%, 1/18/2022	200,000	205,862
Tennessee Valley Authority:
0.75%, 5/15/2025	85,000	86,057
2.88%, 9/15/2024	100,000	109,998
3.50%, 12/15/2042	175,000	219,730
4.25%, 9/15/2065	100,000	149,921
5.25%, 9/15/2039	150,000	228,543
Series A, 2.88%, 2/1/2027	150,000	168,795
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $295,521,958)		305,378,916
U.S. TREASURY OBLIGATIONS — 36.6%
Treasury Bonds:
1.13%, 5/15/2040	2,850,000	2,823,727
1.25%, 5/15/2050	1,750,000	1,681,641
2.00%, 2/15/2050 (a)	1,300,000	1,488,906
2.25%, 8/15/2046	1,425,000	1,689,738
2.25%, 8/15/2049	2,000,000	2,405,000
2.38%, 11/15/2049	500,000	617,500
2.50%, 2/15/2045	1,840,000	2,269,238
2.50%, 2/15/2046	1,400,000	1,733,813
2.50%, 5/15/2046	1,100,000	1,364,344
2.75%, 8/15/2042	900,000	1,153,688
2.75%, 11/15/2042	1,500,000	1,921,406
2.75%, 8/15/2047 (a)	1,700,000	2,221,156
2.75%, 11/15/2047	1,650,000	2,158,406
2.88%, 5/15/2043	1,850,000	2,415,984
2.88%, 8/15/2045 (a)	1,480,000	1,949,900
2.88%, 11/15/2046 (a)	1,500,000	1,994,531
2.88%, 5/15/2049	2,450,000	3,314,391
3.00%, 5/15/2042	325,000	432,707
3.00%, 11/15/2044	1,925,000	2,577,395
3.00%, 5/15/2045	1,875,000	2,517,480
3.00%, 11/15/2045 (a)	650,000	876,078

See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/15/2047	$ 2,200,000	$ 2,996,469
3.00%, 5/15/2047 (a)	550,000	749,633
3.00%, 2/15/2048	1,700,000	2,327,141
3.00%, 8/15/2048	2,950,000	4,056,711
3.00%, 2/15/2049	2,150,000	2,968,344
3.13%, 11/15/2041	350,000	473,813
3.13%, 2/15/2042	725,000	983,734
3.13%, 2/15/2043	575,000	779,484
3.13%, 8/15/2044	1,750,000	2,386,563
3.13%, 5/15/2048	2,375,000	3,328,340
3.38%, 5/15/2044	1,350,000	1,909,406
3.38%, 11/15/2048	2,100,000	3,085,359
3.50%, 2/15/2039	1,000,000	1,414,688
3.63%, 8/15/2043	1,600,000	2,337,000
3.63%, 2/15/2044	1,475,000	2,159,262
3.75%, 11/15/2043	1,425,000	2,121,023
3.88%, 8/15/2040	750,000	1,117,383
4.25%, 11/15/2040	250,000	390,586
4.38%, 5/15/2040	575,000	908,410
4.38%, 5/15/2041	300,000	477,047
4.50%, 2/15/2036 (a)	1,500,000	2,296,172
4.50%, 5/15/2038	200,000	315,500
4.50%, 8/15/2039	650,000	1,034,719
4.63%, 2/15/2040	400,000	648,688
4.75%, 2/15/2037	350,000	558,250
4.75%, 2/15/2041 (a)	650,000	1,078,289
5.00%, 5/15/2037	300,000	492,047
5.25%, 11/15/2028	450,000	622,828
6.50%, 11/15/2026	1,500,000	2,073,984
Treasury Notes:
0.13%, 6/30/2022	5,500,000	5,496,777
0.25%, 4/15/2023	1,500,000	1,503,398
0.25%, 6/15/2023	3,000,000	3,006,562
0.25%, 6/30/2025	3,000,000	2,994,375
0.50%, 6/30/2027	4,500,000	4,502,812
0.63%, 5/15/2030 (a)	2,900,000	2,892,297
1.13%, 8/31/2021 (a)	2,350,000	2,375,979
1.13%, 9/30/2021	1,300,000	1,315,438
1.13%, 2/28/2022 (a)	1,500,000	1,524,023
1.13%, 2/28/2025	2,000,000	2,079,688
1.13%, 2/28/2027	1,250,000	1,304,102
1.25%, 10/31/2021	1,400,000	1,420,070
1.25%, 7/31/2023	250,000	258,242
1.38%, 1/31/2022 (a)	2,500,000	2,547,754
1.38%, 10/15/2022	2,500,000	2,568,945
1.38%, 2/15/2023	2,000,000	2,063,125
1.38%, 9/30/2023	550,000	571,270
1.38%, 1/31/2025	2,000,000	2,100,781
1.50%, 8/31/2021	1,500,000	1,523,145
1.50%, 11/30/2021 (a)	1,000,000	1,018,867
1.50%, 1/31/2022 (a)	450,000	459,457
1.50%, 9/15/2022	3,000,000	3,088,828
1.50%, 10/31/2024	1,500,000	1,580,625
1.50%, 11/30/2024	1,500,000	1,582,148
1.50%, 8/15/2026	1,650,000	1,758,023
Security Description	Principal Amount	Value
1.50%, 1/31/2027	$ 2,000,000	$ 2,135,000
1.50%, 2/15/2030 (a)	5,850,000	6,324,398
1.63%, 8/31/2022	1,150,000	1,186,207
1.63%, 12/15/2022	2,000,000	2,071,719
1.63%, 4/30/2023 (a)	2,500,000	2,602,148
1.63%, 5/31/2023 (a)	1,250,000	1,302,734
1.63%, 2/15/2026	1,925,000	2,059,299
1.63%, 9/30/2026	1,250,000	1,342,090
1.63%, 10/31/2026	1,250,000	1,342,773
1.63%, 8/15/2029	2,250,000	2,454,961
1.75%, 11/30/2021	1,500,000	1,533,574
1.75%, 2/28/2022	300,000	307,863
1.75%, 3/31/2022	250,000	256,895
1.75%, 4/30/2022	300,000	308,695
1.75%, 5/31/2022 (a)	1,000,000	1,030,117
1.75%, 6/15/2022	1,500,000	1,546,523
1.75%, 6/30/2022 (a)	3,750,000	3,868,359
1.75%, 9/30/2022	1,750,000	1,812,207
1.75%, 1/31/2023	2,925,000	3,043,600
1.75%, 5/15/2023	250,000	261,289
1.75%, 6/30/2024	1,500,000	1,590,938
1.75%, 11/15/2029 (a)	3,000,000	3,312,187
1.88%, 1/31/2022 (a)	1,850,000	1,899,791
1.88%, 2/28/2022	1,500,000	1,542,480
1.88%, 3/31/2022 (a)	5,500,000	5,663,496
1.88%, 4/30/2022 (a)	6,000,000	6,187,031
1.88%, 5/31/2022	100,000	103,258
1.88%, 7/31/2022	1,000,000	1,035,547
1.88%, 8/31/2022	150,000	155,531
1.88%, 9/30/2022	500,000	519,180
1.88%, 8/31/2024	850,000	907,641
1.88%, 6/30/2026	1,250,000	1,358,984
2.00%, 8/31/2021 (a)	300,000	306,375
2.00%, 10/31/2021	3,500,000	3,585,039
2.00%, 11/15/2021	500,000	512,480
2.00%, 12/31/2021	3,000,000	3,082,031
2.00%, 7/31/2022	100,000	103,813
2.00%, 10/31/2022	1,000,000	1,042,656
2.00%, 11/30/2022	2,000,000	2,088,281
2.00%, 2/15/2023	500,000	523,906
2.00%, 5/31/2024	1,750,000	1,871,133
2.00%, 6/30/2024	350,000	374,637
2.00%, 2/15/2025	2,375,000	2,563,701
2.00%, 8/15/2025 (a)	1,500,000	1,628,672
2.00%, 11/15/2026	2,250,000	2,470,430
2.13%, 6/30/2022	4,500,000	4,675,957
2.13%, 12/31/2022 (a)	3,900,000	4,090,430
2.13%, 11/30/2023	1,000,000	1,065,625
2.13%, 3/31/2024	975,000	1,044,545
2.13%, 7/31/2024	2,500,000	2,691,797
2.13%, 9/30/2024 (a)	1,500,000	1,619,063
2.13%, 11/30/2024	1,250,000	1,352,539
2.13%, 5/15/2025	2,350,000	2,558,379
2.13%, 5/31/2026	2,500,000	2,752,734
2.25%, 12/31/2023	1,750,000	1,874,824

See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 1/31/2024	$ 1,000,000	$ 1,073,047
2.25%, 4/30/2024	1,000,000	1,077,422
2.25%, 10/31/2024	1,250,000	1,357,520
2.25%, 12/31/2024	1,250,000	1,361,230
2.25%, 11/15/2025 (a)	1,975,000	2,175,895
2.25%, 3/31/2026	4,500,000	4,979,180
2.25%, 2/15/2027	3,000,000	3,350,625
2.25%, 8/15/2027 (a)	2,000,000	2,245,938
2.25%, 11/15/2027	500,000	563,047
2.38%, 3/15/2022	8,000,000	8,300,625
2.38%, 1/31/2023	1,500,000	1,585,078
2.38%, 2/29/2024	5,000,000	5,395,312
2.38%, 8/15/2024	1,950,000	2,120,777
2.38%, 5/15/2027 (a)	2,900,000	3,272,469
2.38%, 5/15/2029	1,500,000	1,731,094
2.50%, 1/15/2022	2,000,000	2,071,641
2.50%, 2/15/2022	2,000,000	2,075,391
2.50%, 3/31/2023	1,250,000	1,329,785
2.50%, 8/15/2023	2,500,000	2,680,664
2.50%, 1/31/2024	2,000,000	2,163,750
2.50%, 1/31/2025	1,000,000	1,101,641
2.50%, 2/28/2026 (a)	2,500,000	2,798,828
2.63%, 7/15/2021	3,000,000	3,076,055
2.63%, 12/15/2021 (a)	2,500,000	2,589,258
2.63%, 2/28/2023	4,000,000	4,260,625
2.63%, 6/30/2023	1,600,000	1,717,000
2.63%, 12/31/2023	3,000,000	3,253,594
2.63%, 3/31/2025	1,000,000	1,110,625
2.63%, 12/31/2025	3,250,000	3,652,187
2.63%, 1/31/2026	2,250,000	2,531,777
2.63%, 2/15/2029 (a)	3,100,000	3,632,812
2.75%, 4/30/2023	3,250,000	3,486,133
2.75%, 5/31/2023	1,500,000	1,612,148
2.75%, 7/31/2023	1,000,000	1,078,984
2.75%, 8/31/2023	3,750,000	4,053,223
2.75%, 11/15/2023 (a)	1,500,000	1,628,789
2.75%, 2/15/2024	100,000	109,172
2.75%, 2/28/2025	1,000,000	1,114,688
2.75%, 6/30/2025	2,750,000	3,084,082
2.75%, 8/31/2025	2,500,000	2,811,914
2.75%, 2/15/2028	2,750,000	3,208,047
2.88%, 10/15/2021	4,500,000	4,656,621
2.88%, 11/15/2021	2,000,000	2,073,984
2.88%, 9/30/2023	2,000,000	2,173,906
2.88%, 10/31/2023	2,000,000	2,178,125
2.88%, 11/30/2023	3,000,000	3,273,516
2.88%, 4/30/2025	1,250,000	1,405,176
2.88%, 5/31/2025	3,900,000	4,391,156
2.88%, 7/31/2025	4,000,000	4,517,813
2.88%, 11/30/2025	1,500,000	1,703,789
2.88%, 5/15/2028	2,500,000	2,950,391
2.88%, 8/15/2028	750,000	888,281
3.00%, 9/30/2025	2,500,000	2,848,047
3.00%, 10/31/2025	2,750,000	3,137,578
Security Description	Principal Amount	Value
3.13%, 11/15/2028	$ 3,250,000	$ 3,929,453
TOTAL U.S. TREASURY OBLIGATIONS (Cost $352,932,660)		385,130,103
MUNICIPAL BONDS & NOTES — 0.6%
CALIFORNIA — 0.2%
Bay Area Toll Authority 6.91%, 10/1/2050	25,000	44,874
California, Bay Area Toll Authority Revenue 2.57%, 4/1/2031	50,000	53,791
California, State General Obligation:
3.50%, 4/1/2028	250,000	290,613
7.30%, 10/1/2039	125,000	208,980
7.50%, 4/1/2034	100,000	163,074
7.55%, 4/1/2039	100,000	178,069
California, State University, Revenue Series B, 3.90%, 11/1/2047	100,000	123,202
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	151,246
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	34,567
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	79,898
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	297,998
State of California 7.60%, 11/1/2040	250,000	458,942
University of California, Revenue Series AX, 3.06%, 7/1/2025	300,000	328,920
		2,414,174
FLORIDA — 0.0% (c)
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	125,000	133,588
State Board of Administration Finance Corp. Series A, 2.64%, 7/1/2021	150,000	153,094
		286,682
GEORGIA — 0.0% (c)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	162,000	237,421
ILLINOIS — 0.1%
Chicago O'Hare International Airport Series C, 4.57%, 1/1/2054	50,000	66,771

See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	$ 50,000	$ 64,869
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	282,975
State of Illinois:
5.10%, 6/1/2033	50,000	50,723
6.63%, 2/1/2035	200,000	220,518
7.35%, 7/1/2035	100,000	113,445
		799,301
MASSACHUSETTS — 0.0% (c)
Commonwealth of Massachusetts Series C, 2.51%, 7/1/2041 (f)	15,000	15,056
Massachusetts School Building Authority Series B, 3.40%, 10/15/2040	20,000	20,399
		35,455
MISSOURI — 0.0% (c)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	100,000	123,612
NEW JERSEY — 0.1%
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	200,000	187,852
4.13%, 6/15/2042	160,000	149,024
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	165,219
Rutgers, State University of New Jersey, Revenue Series P, 3.92%, 5/1/2119	35,000	42,577
		544,672
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	37,654
New York State Dormitory Authority Series B, 3.14%, 7/1/2043	100,000	103,064
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	100,000	114,381
Port Authority of New York & New Jersey:
4.46%, 10/1/2062	190,000	252,231
5.65%, 11/1/2040	100,000	142,722
Port Authority of New York & New Jersey, Revenue:
4.03%, 9/1/2048	125,000	150,962
Series 192, 4.81%, 10/15/2065	25,000	34,287
		835,301
Security Description	Principal Amount	Value
OHIO — 0.0% (c)
American Municipal Power, Inc. 7.83%, 2/15/2041	$ 150,000	$ 244,125
PENNSYLVANIA — 0.0% (c)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	125,000	150,354
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	100,000	117,453
		267,807
TEXAS — 0.1%
Dallas Area Rapid Transit 5.02%, 12/1/2048	100,000	151,222
Dallas/Fort Worth TX International Airport Revenue Series A, 2.99%, 11/1/2038	250,000	259,190
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	65,000	67,729
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	176,180
State of Texas 3.21%, 4/1/2044	50,000	52,971
Texas, StateTransportation Commission General Obligation 2.56%, 4/1/2042 (f)	40,000	40,605
		747,897
VIRGINIA — 0.0% (c)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	68,092
TOTAL MUNICIPAL BONDS & NOTES (Cost $5,885,879)		6,604,539
MORTGAGE-BACKED SECURITIES — 1.3%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	110,081
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	101,120
Series 2017-BNK8, Class B, 4.06%, 11/15/2050 (d)	50,000	49,886
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	143,329	168,516
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	100,000	119,620
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	115,329

See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Bank 2019-BNK19 Series 2019-BN19, Class A3, 3.18%, 8/15/2061	$ 100,000	$ 111,990
BANK 2019-BNK20 Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	55,325
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	221,339
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	171,627
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	130,000	149,642
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	116,438
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	117,843
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	132,905
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	222,821
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	217,145
CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	335,669
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	664,210
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	109,015
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	165,767
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, Class A4, 3.09%, 4/10/2046	75,000	78,099
Citigroup Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	278,745
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	109,089
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	411,155
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	108,492
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	54,723
Security Description	Principal Amount	Value
COMM 2015-LC23 Mortgage Trust Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	$ 300,000	$ 317,684
COMM Mortgage Trust:
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	35,300	36,937
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	430,736
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	117,203
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, 3.79%, 4/15/2050 (d)	150,000	159,534
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	250,000	278,192
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	50,000	59,106
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	218,814
GS Mortgage Securities Trust Series 2019-GC42, Class A4, 3.00%, 9/1/2052	150,000	165,050
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.19%, 7/10/2046 (d)	80,000	86,243
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	93,403	100,258
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, Class AS, 3.38%, 6/10/2046	150,000	154,377
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	212,424
GS Mortgage Securities Trust 2017-GS5 Series 2017-GS5, Class A2, 3.22%, 3/10/2050	300,000	305,674
GS Mortgage Securities Trust 2017-GS8 Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	277,507
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	64,975
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, 4.44%, 2/15/2047 (d)	50,000	53,888

See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust 2015-C29 Series 2015-C29, Class A4, 3.61%, 5/15/2048	$ 100,000	$ 109,088
JPMBB Commercial Mortgage Securities Trust 2015-C30 Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	219,930
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	110,933
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, 4.89%, 3/15/2049 (d)	300,000	307,390
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	558,170
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	213,656
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class A4, 2.92%, 2/15/2046	300,000	309,328
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33 Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	468,912
Morgan Stanley Capital I Trust 2015-MS1 Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	238,446
Morgan Stanley Capital I Trust 2018-L1 Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	174,981
Morgan Stanley Capital I Trust 2019-H7 Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	222,870
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	460,485
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	113,084
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	175,000	181,219
Wells Fargo Commercial Mortgage Trust:
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	217,128
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	110,797
Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	$ 202,884	$ 210,601
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	100,000	107,618
Wells Fargo Commercial Mortgage Trust 2017-C39 Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	330,025
Wells Fargo Commercial Mortgage Trust 2017-C42 Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	280,953
Wells Fargo Commercial Mortgage Trust 2018-C47 Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	178,261
WFRBS Commercial Mortgage Trust 2013-C17 Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	222,877
WFRBS Commercial Mortgage Trust 2014-C19 Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	118,518
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	108,307
TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,414,416)		13,108,770
	Shares
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (h) (i)	22,817,016	22,826,143
State Street Navigator Securities Lending Portfolio II (j) (k)	40,833,860	40,833,860
TOTAL SHORT-TERM INVESTMENTS (Cost $63,653,367)		63,660,003
TOTAL INVESTMENTS — 105.1% (Cost $1,036,558,742)		1,106,161,171
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(53,748,190)
NET ASSETS — 100.0%		$ 1,052,412,981
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.

See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2020. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2020.
(j)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 288,682,305	$—	$ 288,682,305
Asset-Backed Securities	—	4,063,601	—	4,063,601
Foreign Government Obligations	—	39,532,934	—	39,532,934
U.S. Government Agency Obligations	—	305,378,916	—	305,378,916
U.S. Treasury Obligations	—	385,130,103	—	385,130,103
Municipal Bonds & Notes	—	6,604,539	—	6,604,539
Mortgage-Backed Securities	—	13,108,770	—	13,108,770
Short-Term Investments	63,660,003	—	—	63,660,003
TOTAL INVESTMENTS	$63,660,003	$1,042,501,168	$—	$1,106,161,171
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	20,860,756	$20,862,842	$125,646,967	$123,677,000	$(12,472)	$5,806	22,817,016	$22,826,143	$ 54,532
State Street Navigator Securities Lending Portfolio II	30,806,743	30,806,743	197,255,939	187,228,822	—	—	40,833,860	40,833,860	110,036
Total		$51,669,585	$322,902,906	$310,905,822	$(12,472)	$5,806		$63,660,003	$164,568
See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.7%
ARGENTINA — 0.0% (a)
Adecoagro SA (b)	9,800	$ 42,532
Banco BBVA Argentina SA (c)	6,600	24,750
Banco Macro SA ADR	4,100	76,055
Central Puerto SA ADR (c)	9,100	23,114
Despegar.com Corp. (b)(c)	5,100	36,618
Empresa Distribuidora Y Comercializadora Norte ADR (b)	1,900	7,505
Globant SA (b)	3,400	509,490
Grupo Financiero Galicia SA ADR (c)	10,100	97,970
Grupo Supervielle SA ADR (c)	5,500	12,100
IRSA Inversiones y Representaciones SA ADR (b)	2,100	6,363
Loma Negra Cia Industrial Argentina SA ADR (b)	7,400	31,524
Pampa Energia SA ADR (b)(c)	5,700	59,793
Telecom Argentina SA ADR	8,600	76,970
Transportadora de Gas del Sur SA Class B, ADR (b)(c)	9,000	50,670
YPF SA ADR (c)	15,500	89,125
		1,144,579
AUSTRALIA — 4.6%
Abacus Property Group REIT	26,147	48,726
Accent Group, Ltd.	61,268	59,688
Adelaide Brighton, Ltd.	35,372	78,287
Afterpay, Ltd. (b)	18,797	809,917
AGL Energy, Ltd.	58,345	688,630
ALS, Ltd.	54,239	247,094
Altium, Ltd.	10,662	241,012
Alumina, Ltd. (c)	204,380	232,410
AMP, Ltd. (b)	310,866	401,305
Ampol, Ltd.	22,588	459,194
Ansell, Ltd.	12,375	313,843
AP Eagers, Ltd. (c)	10,480	49,351
APA Group Stapled Security	105,751	815,805
Appen, Ltd.	8,335	197,441
ARB Corp., Ltd.	6,499	81,073
Aristocrat Leisure, Ltd.	56,890	1,016,338
ASX, Ltd.	17,909	1,062,012
Atlas Arteria, Ltd. Stapled Security	79,514	366,345
AUB Group, Ltd.	6,834	69,167
Aurizon Holdings, Ltd.	192,194	652,495
AusNet Services	187,554	216,193
Austal, Ltd.	18,263	41,070
Australia & New Zealand Banking Group, Ltd.	265,325	3,434,648
Australian Pharmaceutical Industries, Ltd.	85,600	67,655
Aventus Group REIT	54,127	78,432
Avita Medical, Ltd. (b)	9,071	56,729
Bank of Queensland, Ltd. (c)	38,985	167,128
Security Description	Shares	Value
Bapcor, Ltd.	41,995	$ 172,795
Beach Energy, Ltd.	211,449	225,372
Bega Cheese, Ltd.	18,411	56,773
Bendigo & Adelaide Bank, Ltd. (c)	50,810	247,564
BHP Group PLC	194,947	3,977,946
BHP Group, Ltd.	272,518	6,769,388
Bingo Industries, Ltd. (c)	47,497	71,057
Blackmores, Ltd. (c)	2,362	127,455
BlueScope Steel, Ltd.	52,961	435,273
Boral, Ltd.	122,238	324,229
Brambles, Ltd.	143,863	1,088,296
Bravura Solutions, Ltd.	27,167	85,418
Breville Group, Ltd.	7,471	117,820
Brickworks, Ltd.	5,921	65,014
BWP Trust REIT	46,487	123,368
carsales.com, Ltd.	18,399	227,230
Castile Resources, Ltd. (b)	10,652	1,193
Cedar Woods Properties, Ltd.	15,454	56,239
Centuria Industrial REIT	35,754	78,445
Centuria Office REIT	34,820	48,798
Challenger, Ltd.	45,247	139,794
Champion Iron, Ltd. (b)(c)	28,333	56,681
Charter Hall Group REIT	42,133	284,767
Charter Hall Long Wale REIT	32,250	95,984
Charter Hall Retail REIT	26,848	62,356
Charter Hall Social Infrastructure REIT	30,724	50,175
CIMIC Group, Ltd.	10,985	184,171
Cleanaway Waste Management, Ltd.	166,586	255,179
Clinuvel Pharmaceuticals, Ltd. (c)	6,455	114,820
Coca-Cola Amatil, Ltd.	53,528	321,677
Cochlear, Ltd.	6,335	829,787
Coles Group, Ltd.	127,843	1,516,192
Collins Foods, Ltd.	10,417	68,488
Commonwealth Bank of Australia	163,763	7,890,483
Computershare, Ltd.	46,891	433,179
Cooper Energy, Ltd. (b)	188,865	49,301
Corporate Travel Management, Ltd.	5,721	38,865
Costa Group Holdings, Ltd.	29,584	59,603
Credit Corp. Group, Ltd.	4,750	51,964
Cromwell Property Group REIT (c)	176,649	110,155
Crown Resorts, Ltd.	39,227	263,639
CSL, Ltd.	41,987	8,331,389
CSR, Ltd.	44,456	114,157
Dexus REIT	99,219	635,343
Dicker Data, Ltd.	13,173	63,417
Domain Holdings Australia, Ltd.	51,929	120,866
Domino's Pizza Enterprises, Ltd.	5,461	261,188
Downer EDI, Ltd.	50,480	154,160
Elders, Ltd.	16,674	108,728

See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Emeco Holdings, Ltd. (b)(c)	62,078	$ 43,100
EML Payments, Ltd. (b)(c)	16,999	39,883
Estia Health, Ltd.	39,221	41,816
Evolution Mining, Ltd.	138,516	548,977
Flight Centre Travel Group, Ltd.	12,845	100,178
Fortescue Metals Group, Ltd.	156,826	1,521,075
Freedom Foods Group, Ltd. (c)	11,132	22,981
G8 Education, Ltd. (c)	43,505	26,790
GDI Property Group REIT	67,675	52,198
Genworth Mortgage Insurance Australia, Ltd.	30,544	43,828
Gold Road Resources, Ltd. (b)	85,928	100,755
Goodman Group REIT	151,971	1,564,435
GPT Group REIT	176,204	510,706
GrainCorp, Ltd. Class A (b)	13,140	37,434
Growthpoint Properties Australia, Ltd. REIT	24,433	54,217
GUD Holdings, Ltd.	7,843	62,572
GWA Group, Ltd.	31,664	61,098
Hansen Technologies, Ltd.	29,249	59,008
Harvey Norman Holdings, Ltd. (c)	71,585	175,568
Healius, Ltd.	33,727	71,096
HUB24, Ltd.	4,938	32,047
IDP Education, Ltd. (c)	13,265	143,426
IGO, Ltd.	45,426	154,637
Iluka Resources, Ltd.	38,226	227,834
Incitec Pivot, Ltd.	194,066	252,401
Infigen Energy Stapled Security	157,975	102,569
Ingenia Communities Group REIT	15,888	49,551
Inghams Group, Ltd.	49,503	109,830
Insurance Australia Group, Ltd.	214,179	857,584
Integrated Research, Ltd.	33,401	88,944
InvoCare, Ltd.	12,620	91,560
IOOF Holdings, Ltd. (c)	19,504	66,863
IPH, Ltd.	26,936	139,770
IRESS, Ltd.	15,793	120,435
JB Hi-Fi, Ltd.	10,392	310,202
Jumbo Interactive, Ltd.	3,849	25,681
Jupiter Mines, Ltd. (c)	276,114	53,509
Kogan.com, Ltd.	5,696	58,336
Lendlease Group Stapled Security	61,187	527,628
Lifestyle Communities, Ltd.	8,230	53,720
Link Administration Holdings, Ltd.	46,235	131,960
Lovisa Holdings, Ltd. (c)	8,077	33,602
Lynas Corp., Ltd. (b)	55,830	75,586
Macquarie Group, Ltd.	31,423	2,601,814
Magellan Financial Group, Ltd.	11,542	470,231
Mayne Pharma Group, Ltd. (b)(c)	178,522	47,713
McMillan Shakespeare, Ltd.	6,570	41,437
Medibank Pvt, Ltd.	249,120	515,291
Megaport, Ltd. (b)	11,378	95,474
Mesoblast, Ltd. (b)(c)	25,558	58,650
Security Description	Shares	Value
Metcash, Ltd. (c)	82,249	$ 154,825
Mineral Resources, Ltd.	15,336	226,562
Mirvac Group REIT	355,854	536,307
Monadelphous Group, Ltd.	8,112	61,052
Nanosonics, Ltd. (b)	20,915	98,949
National Australia Bank, Ltd.	295,992	3,742,221
National Storage REIT	124,681	159,192
nearmap, Ltd. (b)(c)	42,091	66,403
Netwealth Group, Ltd.	8,601	53,562
New Hope Corp., Ltd. (c)	83,313	79,267
Newcrest Mining, Ltd.	73,557	1,627,277
NEXTDC, Ltd. (b)	36,306	249,142
nib holdings, Ltd.	47,734	151,984
Nine Entertainment Co. Holdings, Ltd.	149,876	144,202
Northern Star Resources, Ltd.	65,665	617,851
NRW Holdings, Ltd.	47,497	62,119
Nufarm, Ltd. (b)	23,020	65,249
OceanaGold Corp. (b)	52,900	122,734
Oil Search, Ltd.	168,581	372,736
Omni Bridgeway, Ltd. (c)	22,561	74,313
oOh!media, Ltd.	54,746	35,013
Orica, Ltd.	36,560	421,822
Origin Energy, Ltd.	159,314	646,784
Orocobre, Ltd. (b)(c)	47,432	76,803
Orora, Ltd.	82,827	146,104
OZ Minerals, Ltd.	56,350	431,964
Pact Group Holdings, Ltd. (b)	44,824	68,268
Pendal Group, Ltd.	26,280	109,693
Perenti Global, Ltd.	51,384	41,622
Perpetual, Ltd.	4,348	89,708
Perseus Mining, Ltd. (b)	101,127	93,363
Platinum Asset Management, Ltd.	48,574	126,089
PolyNovo, Ltd. (b)(c)	44,951	79,671
Premier Investments, Ltd.	8,796	105,818
Pro Medicus, Ltd. (c)	3,617	66,450
Qantas Airways, Ltd.	61,639	162,958
QBE Insurance Group, Ltd.	134,636	828,927
Qube Holdings, Ltd.	165,564	335,089
Ramelius Resources, Ltd.	75,907	106,298
Ramsay Health Care, Ltd.	16,541	762,131
REA Group, Ltd. (c)	4,400	330,786
Regis Resources, Ltd.	41,477	151,425
Resolute Mining, Ltd. (b)	73,959	59,148
Rio Tinto, Ltd.	34,525	2,358,569
Rural Funds Group REIT (c)	70,111	92,859
Sandfire Resources, Ltd.	16,700	59,124
Santos, Ltd.	160,167	593,892
Saracen Mineral Holdings, Ltd. (b)	92,017	349,647
Scentre Group REIT	475,255	719,832
SEEK, Ltd.	34,657	528,983
Select Harvests, Ltd.	13,517	58,948
Service Stream, Ltd.	39,978	52,946
Seven Group Holdings, Ltd. (c)	12,098	145,175

See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shopping Centres Australasia Property Group REIT	84,287	$ 126,777
Sigma Healthcare, Ltd.	183,261	79,175
Silver Lake Resources, Ltd. (b)	111,938	167,292
SmartGroup Corp., Ltd.	8,607	36,411
Sonic Healthcare, Ltd.	40,817	859,926
South32, Ltd. (d)	10,757	15,011
South32, Ltd. (d)	453,240	640,175
Southern Cross Media Group, Ltd. (c)	247,601	30,232
Spark Infrastructure Group Stapled Security	150,101	223,663
St Barbara, Ltd.	51,256	113,197
Star Entertainment Grp, Ltd.	71,748	142,227
Steadfast Group, Ltd.	67,982	158,916
Stockland REIT	215,682	498,964
Suncorp Group, Ltd.	120,264	771,012
Super Retail Group, Ltd.	10,831	60,798
Sydney Airport Stapled Security	100,110	394,177
Tabcorp Holdings, Ltd.	177,605	417,938
Tassal Group, Ltd.	25,631	61,228
Technology One, Ltd.	23,020	140,747
Telstra Corp., Ltd.	385,083	833,934
TPG TELECOM, Ltd. (b)	37,112	227,409
Transurban Group Stapled Security	252,834	2,473,722
Treasury Wine Estates, Ltd.	65,124	472,735
TUAS, Ltd. (b)	18,556	8,624
United Malt Grp, Ltd. (b)	13,140	37,436
Vicinity Centres REIT	359,586	359,579
Viva Energy Group, Ltd. (e)	96,744	123,065
Vocus Group, Ltd. (b)	56,908	116,668
Washington H Soul Pattinson & Co., Ltd. (c)	10,211	138,373
Waypoint REIT	54,243	97,738
Webjet, Ltd. (c)	20,402	47,590
Wesfarmers, Ltd.	106,379	3,299,886
Western Areas, Ltd.	33,914	62,218
Westgold Resources, Ltd. (b)	42,610	62,416
Westpac Banking Corp.	332,884	4,162,487
Whitehaven Coal, Ltd.	64,969	64,814
WiseTech Global, Ltd. (c)	11,601	156,574
Woodside Petroleum, Ltd.	89,865	1,354,950
Woolworths Group, Ltd.	118,160	3,038,720
Worley, Ltd. (c)	25,995	158,690
Zip Co., Ltd. (b)(c)	21,571	80,274
		102,811,793
AUSTRIA — 0.2%
ams AG (b)	27,406	408,541
ANDRITZ AG (b)	6,184	225,404
AT&S Austria Technologie & Systemtechnik AG	4,273	77,118
BAWAG Group AG (b)(e)	7,283	251,928
CA Immobilien Anlagen AG	8,392	280,494
DO & Co. AG (c)	757	38,891
Erste Group Bank AG (b)	29,188	689,139
Security Description	Shares	Value
EVN AG	5,757	$ 97,270
FACC AG (c)	6,220	45,165
IMMOFINANZ AG (b)	10,275	175,582
Lenzing AG (b)(c)	919	42,681
Oesterreichische Post AG (c)	4,115	136,200
OMV AG	14,759	497,871
Palfinger AG (b)	2,748	60,669
Porr AG (b)(c)	3,398	56,358
Raiffeisen Bank International AG	13,226	236,319
S IMMO AG	4,849	86,921
S&T AG (b)	4,086	105,098
Schoeller-Bleckmann Oilfield Equipment AG	1,349	35,652
Telekom Austria AG (b)	20,116	138,949
UNIQA Insurance Group AG	23,821	160,195
Verbund AG	5,853	262,789
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,462	122,434
Voestalpine AG	9,794	211,439
Wienerberger AG	12,817	279,127
		4,722,234
BELGIUM — 0.7%
Ackermans & van Haaren NV (b)	2,177	284,963
Aedifica SA REIT	2,187	239,423
Ageas SA/NV	16,222	574,724
AGFA-Gevaert NV (b)	20,285	84,763
Anheuser-Busch InBev SA	70,759	3,487,079
Barco NV	832	146,874
Befimmo SA REIT	2,488	111,530
Bekaert SA	2,534	49,802
Biocartis NV (b)(c)(e)	10,226	53,356
bpost SA	8,782	59,340
Cie d'Entreprises CFE	691	47,361
Cofinimmo SA REIT	2,350	323,975
Colruyt SA	5,021	275,865
D'ieteren SA	2,263	125,454
Econocom Group SA	27,987	56,700
Elia Group SA	2,497	271,567
Euronav NV	16,005	129,180
Exmar NV (b)(c)	8,692	21,677
Fagron	5,579	117,223
Galapagos NV (b)	4,204	829,517
Gimv NV	1,771	101,985
Groupe Bruxelles Lambert SA	7,988	668,867
Groupe Bruxelles Lambert SA	4,259	357,187
Intervest Offices & Warehouses NV REIT	5,463	140,737
Ion Beam Applications (c)	4,121	35,362
KBC Ancora (b)	4,469	152,378
KBC Group NV	23,188	1,331,764
Kinepolis Group NV (b)	1,145	51,854
Melexis NV	1,837	139,694
Mithra Pharmaceuticals SA (b)	1,371	28,071
Montea CVA REIT	1,589	159,798

See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Ontex Group NV (b)	6,500	$ 95,516
Orange Belgium SA	3,420	55,780
Proximus SADP	13,334	271,624
Recticel SA	8,030	71,418
Retail Estates NV REIT	1,506	101,597
Sofina SA	1,401	369,823
Solvay SA	6,739	540,474
Telenet Group Holding NV	5,514	227,123
Tessenderlo Group SA (b)	2,269	67,602
UCB SA	11,741	1,362,077
Umicore SA	18,305	863,801
Warehouses De Pauw CVA REIT	12,036	330,563
		14,815,468
BRAZIL — 1.5%
AES Tiete Energia SA	14,500	41,434
Aliansce Sonae Shopping Centers SA	11,700	60,835
Alliar Medicos A Frente SA	15,100	28,298
Alupar Investimento SA	19,900	86,873
Ambev SA	457,767	1,178,849
Anima Holding SA (b)	19,635	87,862
Arcos Dorados Holdings, Inc. Class A (c)	11,500	48,185
Arezzo Industria e Comercio SA	4,100	35,767
Atacadao SA	39,400	141,719
Azul SA Preference Shares (b)	22,400	82,040
B2W Cia Digital (b)	19,877	387,527
B3 SA - Brasil Bolsa Balcao	191,201	1,918,348
Banco ABC Brasil SA Preference Shares	16,200	41,542
Banco Bradesco SA Preference Shares	409,757	1,544,760
Banco Bradesco SA	120,946	417,632
Banco BTG Pactual SA	28,300	394,287
Banco do Brasil SA	78,200	457,880
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	13,200	32,575
Banco Inter SA	5,800	43,520
Banco Pan SA Preference Shares	30,400	48,722
Banco Santander Brasil SA	35,400	180,649
BB Seguridade Participacoes SA	75,400	374,473
BK Brasil Operacao e Assessoria a Restaurantes SA	14,000	29,169
BR Malls Participacoes SA	77,182	141,691
BR Properties SA	15,100	24,530
Bradespar SA Preference Shares	20,500	136,311
Braskem SA Class A, Preference Shares	20,100	85,001
BRF SA (b)	52,800	204,438
C&A Modas Ltda	10,000	18,777
Camil Alimentos SA	10,300	21,047
CCR SA	112,600	297,352
Security Description	Shares	Value
Centrais Eletricas Brasileiras SA (b)	29,800	$ 168,245
Centrais Eletricas Brasileiras SA Class B, Preference Shares (b)	33,200	194,938
Cia Brasileira de Distribuicao	16,500	213,297
Cia de Locacao das Americas	31,800	98,050
Cia de Saneamento Basico do Estado de Sao Paulo	31,700	333,119
Cia de Saneamento de Minas Gerais-COPASA	8,600	91,203
Cia de Saneamento do Parana Preference Shares	20,100	22,989
Cia de Saneamento do Parana	17,700	101,575
Cia Energetica de Minas Gerais Preference Shares	96,664	194,004
Cia Energetica de Sao Paulo Class B, Preference Shares	17,300	91,340
Cia Hering	9,000	23,472
Cia Paranaense de Energia Preference Shares	9,000	99,690
Cia Siderurgica Nacional SA	64,400	125,263
Cielo SA	104,339	87,792
Cogna Educacao	162,063	195,097
Construtora Tenda SA	6,300	35,580
Cosan Logistica SA (b)	12,600	43,692
Cosan SA	14,100	182,118
CPFL Energia SA	21,400	119,495
CVC Brasil Operadora e Agencia de Viagens SA	10,000	33,037
Cyrela Brazil Realty SA Empreendimentos e Participacoes	27,800	115,690
Duratex SA	28,700	67,218
EcoRodovias Infraestrutura e Logistica SA (b)	28,500	67,321
EDP - Energias do Brasil SA	27,100	85,977
Embraer SA (b)	72,500	106,820
Energisa SA	17,000	151,708
Eneva SA (b)	15,900	130,251
Engie Brasil Energia SA	24,466	187,545
Equatorial Energia SA	88,500	374,257
Ez Tec Empreendimentos e Participacoes SA	7,500	54,500
Fleury SA	18,600	83,298
Gerdau SA Preference Shares	101,000	294,494
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	15,200	51,351
Grendene SA	42,700	57,003
Grupo SBF SA (b)	6,967	41,504
Guararapes Confeccoes SA	9,300	29,912
Hapvida Participacoes e Investimentos SA (e)	21,300	241,171
Hypera SA	34,200	207,412
Iguatemi Empresa de Shopping Centers SA	8,300	50,413
Instituto Hermes Pardini SA	4,900	19,651

See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Iochpe Maxion SA	10,000	$ 24,623
IRB Brasil Resseguros SA	65,100	130,418
Itau Unibanco Holding SA Preference Shares	450,003	2,085,776
Itausa SA Preference Shares	401,665	701,531
JBS SA	99,200	382,108
JHSF Participacoes SA	30,100	38,921
JSL SA	16,600	70,079
Klabin SA	78,628	291,125
Light SA (b)	20,100	60,694
Linx SA	12,700	58,610
Localiza Rent a Car SA	55,166	411,022
Locaweb Servicos de Internet SA (b)(e)	7,500	59,008
LOG Commercial Properties e Participacoes SA	4,300	25,804
Lojas Americanas SA Preference Shares	74,922	439,096
Lojas Renner SA	72,371	550,941
M Dias Branco SA	7,900	58,428
Magazine Luiza SA	66,488	867,609
Marcopolo SA Preference Shares	47,800	25,507
Marfrig Global Foods SA (b)	43,200	99,212
Metalurgica Gerdau SA Preference Shares	63,700	84,805
Minerva SA (b)	18,835	45,108
Movida Participacoes SA	19,000	45,503
MRV Engenharia e Participacoes SA	29,100	95,396
Multiplan Empreendimentos Imobiliarios SA	36,014	134,459
Natura & Co. Holding SA	68,500	497,769
Natura & Co. Holding SA (b)	3,181	23,017
Notre Dame Intermedica Participacoes SA	43,877	543,468
Odontoprev SA	25,500	66,086
Omega Geracao SA (b)	9,000	61,827
Petro Rio SA (b)	9,400	60,586
Petrobras Distribuidora SA	79,200	310,840
Petroleo Brasileiro SA Preference Shares	441,700	1,733,561
Petroleo Brasileiro SA	359,100	1,461,043
Porto Seguro SA	12,800	117,538
Qualicorp Consultoria e Corretora de Seguros SA	32,700	172,707
Raia Drogasil SA	21,000	423,075
Randon SA Implementos e Participacoes Preference Shares	16,000	28,003
Rumo SA (b)	114,887	470,571
Santos Brasil Participacoes SA	24,900	24,987
Sao Martinho SA	17,000	65,668
SLC Agricola SA	8,700	37,393
Sul America SA	33,191	272,441
Suzano SA (b)	49,509	331,725
Security Description	Shares	Value
Telefonica Brasil SA Preference Shares	39,785	$ 348,014
TIM Participacoes SA	71,400	184,651
TOTVS SA	42,900	180,873
Transmissora Alianca de Energia Eletrica SA	19,800	101,330
Trisul SA	13,700	29,766
Tupy SA	6,000	20,871
Ultrapar Participacoes SA	67,200	224,946
Unipar Carbocloro SA Preference Shares	4,500	19,620
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	38,000	50,313
Vale SA	342,606	3,489,205
Via Varejo SA (b)	111,180	310,003
Vivara Participacoes SA	8,800	33,752
WEG SA	76,370	703,920
Wiz Solucoes e Corretagem de Seguros SA	25,800	49,854
YDUQS Part	25,800	158,114
		32,856,905
CANADA — 6.3%
Advantage Oil & Gas, Ltd. (b)(c)	9,900	12,066
Aecon Group, Inc.	6,200	67,189
Ag Growth International, Inc. (c)	2,000	40,118
Agnico Eagle Mines, Ltd.	21,982	1,403,007
Air Canada (b)	13,500	168,007
Alamos Gold, Inc. Class A	35,687	331,716
Alaris Royalty Corp. (c)	6,200	58,950
Algonquin Power & Utilities Corp.	47,433	611,196
Alimentation Couche-Tard, Inc. Class B	80,800	2,525,445
Allied Properties Real Estate Investment Trust	5,400	162,396
AltaGas, Ltd. (c)	25,200	289,559
Altius Minerals Corp.	8,500	60,786
Altus Group, Ltd.	3,200	95,836
Andlauer Healthcare Group, Inc.	1,000	26,953
Aphria, Inc. (b)(c)	23,300	99,564
ARC Resources, Ltd. (c)	37,700	126,220
Aritzia, Inc. (b)	7,500	104,681
Artis Real Estate Investment Trust	6,100	33,814
Atco, Ltd. Class I	7,000	206,968
Atlas Corp.	8,000	60,800
ATS Automation Tooling Systems, Inc. (b)	5,700	80,018
Aurinia Pharmaceuticals, Inc. (b)	7,600	122,984
Aurora Cannabis, Inc. (b)(c)	11,141	137,340
B2Gold Corp.	96,200	545,275
Badger Daylighting, Ltd.	3,200	69,827
Ballard Power Systems, Inc. (b)	18,100	277,613

See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Bank of Montreal	59,978	$ 3,182,093
Bank of Nova Scotia	112,700	4,648,668
Barrick Gold Corp. (d)	119,417	3,202,866
Barrick Gold Corp. (d)	45,552	1,229,045
Bausch Health Cos., Inc. (b)	32,300	589,084
BCE, Inc.	14,479	601,910
BELLUS Health, Inc. (b)(c)	3,600	37,137
Birchcliff Energy, Ltd. (c)	43,800	36,661
BlackBerry, Ltd. (b)	47,100	228,930
Boardwalk Real Estate Investment Trust	2,300	50,171
Bombardier, Inc. Class B (b)	161,200	49,709
Boralex, Inc. Class A	6,900	156,542
Boyd Group Services, Inc.	1,900	281,889
Brookfield Asset Management, Inc. Class A	123,825	4,062,042
CAE, Inc.	24,000	388,018
Cameco Corp.	35,800	365,885
Canaccord Genuity Group, Inc.	8,800	44,646
Canacol Energy, Ltd.	13,000	36,652
Canada Goose Holdings, Inc. (b)(c)	6,300	145,797
Canadian Apartment Properties REIT	7,300	260,431
Canadian Imperial Bank of Commerce	41,200	2,744,852
Canadian National Railway Co.	66,100	5,829,127
Canadian Natural Resources, Ltd.	111,600	1,929,648
Canadian Pacific Railway, Ltd.	12,700	3,219,944
Canadian Tire Corp., Ltd. Class A (c)	5,300	457,777
Canadian Utilities, Ltd. Class A	11,700	290,352
Canadian Western Bank	8,200	142,386
Canfor Corp. (b)	6,000	51,850
Canfor Pulp Products, Inc.	10,400	41,233
Canopy Growth Corp. (b)(c)	21,000	339,053
Capital Power Corp.	10,100	207,488
Cascades, Inc.	8,200	89,044
CCL Industries, Inc. Class B	13,600	438,156
Celestica, Inc. (b)	15,400	105,380
Cenovus Energy, Inc.	94,500	440,584
Centerra Gold, Inc.	20,000	222,467
CGI, Inc. (b)	22,400	1,406,661
Chorus Aviation, Inc.	7,200	15,753
CI Financial Corp.	18,500	234,578
Cineplex, Inc.	6,000	35,418
Cogeco Communications, Inc.	1,500	107,720
Cogeco, Inc.	500	29,743
Colliers International Group, Inc.	3,300	188,744
Cominar Real Estate Investment Trust	6,900	41,441
Computer Modelling Group, Ltd.	15,200	53,010
Constellation Software, Inc.	1,900	2,138,393
Security Description	Shares	Value
Corus Entertainment, Inc. Class B (c)	18,900	$ 39,687
Crescent Point Energy Corp.	46,300	74,787
Crombie Real Estate Investment Trust	4,000	37,592
Cronos Group, Inc. (b)(c)	21,100	126,724
CT Real Estate Investment Trust	8,000	79,765
Descartes Systems Group, Inc. (b)	7,600	399,921
Dollarama, Inc.	27,600	915,137
Dream Industrial Real Estate Investment Trust	7,000	54,890
Dream Office Real Estate Investment Trust	3,000	45,198
DREAM Unlimited Corp. Class A	8,730	57,431
Dundee Precious Metals, Inc.	20,800	136,529
ECN Capital Corp.	21,700	61,499
Eldorado Gold Corp. (b)	13,900	133,591
Element Fleet Management Corp. (c)	39,400	293,041
Emera, Inc.	25,000	980,543
Empire Co., Ltd. Class A	15,700	374,748
Enbridge, Inc.	187,800	5,691,912
Endeavour Silver Corp. (b)(c)	40,100	90,681
Enerflex, Ltd.	8,500	32,078
Enerplus Corp. (c)	17,500	49,082
Enghouse Systems, Ltd.	3,700	196,953
Equinox Gold Corp. (b)	18,000	200,617
Equitable Group, Inc.	1,100	57,657
ERO Copper Corp. (b)	5,200	75,098
Evertz Technologies, Ltd.	2,400	19,771
Exchange Income Corp. (c)	1,500	29,460
Extendicare, Inc. (c)	8,100	33,363
Fairfax Financial Holdings, Ltd.	2,500	769,879
Fiera Capital Corp.	5,000	34,875
Finning International, Inc.	13,900	188,905
First Capital Real Estate Investment Trust	9,900	100,890
First Majestic Silver Corp. (b)(c)	17,000	168,502
First National Financial Corp.	2,400	49,762
First Quantum Minerals, Ltd.	62,400	495,718
FirstService Corp.	3,500	351,413
Fortis, Inc.	42,874	1,625,246
Fortuna Silver Mines, Inc. (b)(c)	21,600	109,427
Franco-Nevada Corp.	17,535	2,441,639
Freehold Royalties, Ltd.	8,800	22,743
Genworth MI Canada, Inc. (c)	3,500	85,341
George Weston, Ltd.	6,927	505,793
Gibson Energy, Inc. (c)	13,500	209,438
Gildan Activewear, Inc.	18,500	285,650
goeasy, Ltd.	1,000	40,147
Gran Colombia Gold Corp. (b)	5,100	25,762
Granite Real Estate Investment Trust	2,900	149,173
Great Canadian Gaming Corp. (b)	4,900	97,244

See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Great-West Lifeco, Inc.	25,000	$ 436,858
H&R Real Estate Investment Trust	12,300	88,141
HLS Therapeutics, Inc.	1,900	25,375
Home Capital Group, Inc. (b)	4,300	63,711
Hudbay Minerals, Inc.	20,900	63,068
Husky Energy, Inc.	32,555	106,604
Hydro One, Ltd. (e)	29,700	556,711
iA Financial Corp., Inc.	9,700	323,761
IAMGOLD Corp. (b)	41,200	163,046
IGM Financial, Inc. (c)	7,100	171,974
Imperial Oil, Ltd.	23,800	381,639
Innergex Renewable Energy, Inc.	10,300	144,442
Intact Financial Corp.	13,200	1,252,255
Inter Pipeline, Ltd.	37,600	348,946
Interfor Corp. (b)	7,200	60,476
InterRent Real Estate Investment Trust	5,700	59,971
Intertape Polymer Group, Inc. (c)	8,100	71,247
Ivanhoe Mines, Ltd. Class A (b)	53,900	152,360
Jamieson Wellness, Inc.	3,900	101,881
Keyera Corp.	19,500	295,936
Killam Apartment Real Estate Investment Trust	4,500	57,885
Kinaxis, Inc. (b)	2,400	341,956
Kinross Gold Corp. (b)	116,300	836,813
Kirkland Lake Gold, Ltd.	25,640	1,052,332
Knight Therapeutics, Inc. (b)	11,900	61,335
Labrador Iron Ore Royalty Corp.	5,900	105,134
Largo Resources, Ltd. (b)	27,000	16,652
Lassonde Industries, Inc. Class A	300	34,143
Laurentian Bank of Canada (c)	3,900	81,894
Lightspeed POS, Inc. (b)(c)	2,500	59,526
Linamar Corp.	4,300	115,866
Lithium Americas Corp. (b)(c)	23,000	118,209
Loblaw Cos., Ltd.	17,100	830,015
Lundin Gold, Inc. (b)	6,100	57,059
Lundin Mining Corp.	59,800	319,636
MAG Silver Corp. (b)(c)	7,200	101,286
Magna International, Inc.	26,900	1,194,107
Manulife Financial Corp.	181,200	2,457,242
Maple Leaf Foods, Inc.	7,700	161,180
Martinrea International, Inc.	8,400	63,401
MEG Energy Corp. (b)	21,400	59,235
Methanex Corp.	6,000	107,930
Metro, Inc.	23,457	964,458
Minto Apartment Real Estate Investment Trust	1,600	23,377
Morguard North American Residential Real Estate Investment Trust	5,100	54,632
Morneau Shepell, Inc. (c)	6,100	141,930
MTY Food Group, Inc.	1,600	28,593
Mullen Group, Ltd.	9,800	52,310
National Bank of Canada	30,900	1,395,718
Security Description	Shares	Value
New Gold, Inc. (b)	68,900	$ 93,081
NexGen Energy, Ltd. (b)(c)	68,300	88,760
NFI Group, Inc. (c)	5,200	63,568
Norbord, Inc.	4,500	102,390
North West Co., Inc. (c)	5,900	128,570
Northland Power, Inc. (c)	16,100	401,673
Northview Apartment Real Estate Investment Trust	3,100	79,162
NorthWest Healthcare Properties Real Estate Investment Trust	10,300	81,674
Novagold Resources, Inc. (b)	22,200	202,930
Nutrien, Ltd.	53,318	1,707,585
Onex Corp.	8,300	373,744
Open Text Corp.	25,100	1,062,419
Organigram Holdings, Inc. (b)(c)	14,100	21,947
Osisko Gold Royalties, Ltd.	10,463	104,169
Osisko Mining, Inc. (b)	28,700	80,706
Pan American Silver Corp.	19,000	575,162
Parex Resources, Inc. (b)	13,100	157,354
Park Lawn Corp.	3,100	51,029
Parkland Corp. (c)	13,400	331,655
Pason Systems, Inc.	6,300	34,322
Pembina Pipeline Corp. (c)	50,648	1,262,109
Peyto Exploration & Development Corp. (c)	27,200	35,747
Power Corp. of Canada	54,753	959,987
PrairieSky Royalty, Ltd. (c)	22,494	141,702
Premier Gold Mines, Ltd. (b)	61,100	99,142
Premium Brands Holdings Corp. (c)	2,900	184,391
Pretium Resources, Inc. (b)	17,200	143,460
Quebecor, Inc. Class B	16,100	344,814
Real Matters, Inc. (b)	11,000	213,862
Restaurant Brands International, Inc.	26,146	1,418,449
Richelieu Hardware, Ltd.	4,800	101,780
RioCan Real Estate Investment Trust	14,100	159,013
Ritchie Bros Auctioneers, Inc.	9,800	397,684
Rogers Communications, Inc. Class B	33,500	1,341,722
Rogers Sugar, Inc. (c)	17,400	59,789
Royal Bank of Canada	132,500	8,960,775
Russel Metals, Inc. (c)	5,700	67,881
Sabina Gold & Silver Corp. (b)	24,700	35,363
Sandstorm Gold, Ltd. (b)	14,800	141,589
Saputo, Inc.	22,400	532,370
Savaria Corp. (c)	7,800	71,357
Seabridge Gold, Inc. (b)	5,500	96,270
SEMAFO, Inc. (b)	30,700	104,362
Seven Generations Energy, Ltd. Class A (b)	24,600	54,727
Shaw Communications, Inc. Class B	43,531	707,618
Shopify, Inc. Class A (b)	9,700	9,185,587
Sienna Senior Living, Inc. (c)	6,000	40,749

See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Sierra Wireless, Inc. (b)	7,300	$ 65,336
Silvercorp Metals, Inc.	17,100	91,150
SilverCrest Metals, Inc. (b)	8,000	73,128
Sleep Country Canada Holdings, Inc. (e)	3,500	41,296
SmartCentres Real Estate Investment Trust	6,700	102,861
SNC-Lavalin Group, Inc. (c)	15,900	267,452
Spin Master Corp. (b)(e)	2,300	41,424
Sprott, Inc. (c)	2,970	106,392
SSR Mining, Inc. (b)	11,200	237,897
Stantec, Inc.	11,600	356,943
Stelco Holdings, Inc.	3,300	18,535
Stella-Jones, Inc.	5,300	132,850
Summit Industrial Income REIT	7,200	60,529
Sun Life Financial, Inc.	54,800	2,007,322
Suncor Energy, Inc.	142,064	2,387,551
Superior Plus Corp. (c)	16,500	134,714
TC Energy Corp. (c)	86,936	3,702,120
Teck Resources, Ltd. Class B	44,500	464,604
TELUS Corp.	38,925	650,751
Teranga Gold Corp. (b)	14,700	132,753
Tervita Corp. (b)	6,400	17,903
TFI International, Inc.	8,200	290,131
Thomson Reuters Corp.	18,730	1,268,469
Timbercreek Financial Corp.	7,500	47,302
TMX Group, Ltd.	5,200	512,479
Torex Gold Resources, Inc. (b)	7,900	124,068
Toromont Industries, Ltd.	7,400	366,034
Toronto-Dominion Bank	168,100	7,478,105
Tourmaline Oil Corp.	23,500	204,805
TransAlta Corp.	25,500	150,716
TransAlta Renewables, Inc.	12,500	133,902
Transat AT, Inc. (b)	3,000	12,621
Transcontinental, Inc. Class A	5,700	63,194
Tricon Capital Group, Inc. (c)	15,900	106,817
Turquoise Hill Resources, Ltd. (b)	73,000	53,598
Uranium Participation Corp. (b)	12,500	42,034
Vermilion Energy, Inc. (c)	11,800	52,329
Victoria Gold Corp. (b)	3,000	31,255
Wallbridge Mining Co., Ltd. (b)	46,500	37,896
Wesdome Gold Mines, Ltd. (b)	12,400	106,793
West Fraser Timber Co., Ltd.	4,800	168,176
Westshore Terminals Investment Corp. (c)	4,200	51,529
Wheaton Precious Metals Corp.	41,334	1,812,080
Whitecap Resources, Inc.	28,900	47,318
Winpak, Ltd.	2,900	88,554
WPT Industrial Real Estate Investment Trust	5,700	73,530
WSP Global, Inc.	9,600	586,855
Yamana Gold, Inc.	86,400	468,159
		140,001,323
Security Description	Shares	Value
CAYMAN ISLANDS — 0.0% (a)
111, Inc. ADR (b)	2,300	$ 14,605
Endeavour Mining Corp. (b)	7,000	168,833
		183,438
CHILE — 0.2%
AES Gener SA	335,410	48,231
Aguas Andinas SA Class A	220,856	74,875
Antofagasta PLC	35,858	413,861
Banco de Chile	4,217,085	372,579
Banco de Credito e Inversiones SA	4,548	154,635
Banco Santander Chile	6,118,716	250,535
CAP SA (b)	8,595	55,722
Cencosud SA	127,097	178,115
Cencosud Shopping SA	47,475	84,473
Cia Cervecerias Unidas SA	13,362	96,315
Cia Sud Americana de Vapores SA (b)	853,407	19,572
Colbun SA	732,069	116,867
Embotelladora Andina SA Class B, Preference Shares	32,930	80,660
Empresa Nacional de Telecomunicaciones SA	14,009	90,480
Empresas CMPC SA	104,366	207,562
Empresas COPEC SA	36,176	242,907
Enel Americas SA	3,176,319	479,970
Enel Chile SA	2,451,823	183,453
Engie Energia Chile SA	71,134	95,267
Falabella SA	69,823	221,228
Forus SA	37,877	45,930
Grupo Security SA	204,548	36,640
Inversiones Aguas Metropolitanas SA	41,746	35,857
Inversiones La Construccion SA	3,247	21,763
Itau CorpBanca	13,434,953	36,330
Parque Arauco SA	67,993	123,458
Ripley Corp. SA	96,292	31,331
SMU SA	287,875	53,235
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	10,609	276,279
SONDA SA	96,773	63,697
Vina Concha y Toro SA	42,844	66,720
		4,258,547
CHINA — 9.7%
21Vianet Group, Inc. ADR (b)	5,100	121,686
360 Finance, Inc. ADR (b)	10,000	107,100
3SBio, Inc. (b)(e)	88,000	112,006
51job, Inc. ADR (b)	2,500	179,475
58.com, Inc. ADR (b)	8,800	474,672
AAC Technologies Holdings, Inc. (c)	65,500	404,517
AECC Aviation Power Co., Ltd. Class A	35,700	119,208
Agile Group Holdings, Ltd.	166,000	196,769

See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Agricultural Bank of China, Ltd. Class A	405,600	$ 194,340
Agricultural Bank of China, Ltd. Class H	2,642,000	1,069,341
Aier Eye Hospital Group Co., Ltd. Class A	13,780	84,902
Air China, Ltd. Class H	186,000	111,824
AK Medical Holdings, Ltd. (e)	34,000	108,384
Alibaba Group Holding, Ltd. ADR (b)	174,900	37,725,930
Alibaba Health Information Technology, Ltd. (b)	325,500	957,197
A-Living Services Co., Ltd. Class H (e)	36,500	185,501
Aluminum Corp. of China, Ltd. Class H (b)	462,000	87,139
Anhui Conch Cement Co., Ltd. Class A	22,500	169,395
Anhui Conch Cement Co., Ltd. Class H	111,000	752,157
Anhui Gujing Distillery Co., Ltd. Class B	9,900	106,640
ANTA Sports Products, Ltd.	100,000	889,713
Asia Cement China Holdings Corp.	42,500	41,995
Asymchem Laboratories Tianjin Co., Ltd. Class A	5,600	192,691
Ausnutria Dairy Corp., Ltd.	79,000	177,687
Autobio Diagnostics Co., Ltd. Class A	2,800	64,360
Autohome, Inc. ADR	5,600	422,800
AviChina Industry & Technology Co., Ltd. Class H	188,000	85,759
BAIC Motor Corp., Ltd. Class H (e)	155,000	67,833
Baidu, Inc. ADR (b)	25,500	3,057,195
Bank of Beijing Co., Ltd. Class A	187,700	130,388
Bank of Chengdu Co., Ltd. Class A	77,900	87,990
Bank of China, Ltd. Class A	145,400	71,726
Bank of China, Ltd. Class H	7,357,000	2,725,293
Bank of Communications Co., Ltd. Class A	200,000	145,392
Bank of Communications Co., Ltd. Class H	733,000	453,855
Bank of Hangzhou Co., Ltd. Class A	58,900	74,597
Bank of Jiangsu Co., Ltd. Class A	120,600	96,989
Bank of Nanjing Co., Ltd. Class A	46,000	47,842
Bank of Ningbo Co., Ltd. Class A	33,300	124,201
Bank of Shanghai Co., Ltd. Class A	66,800	78,662
Baoshan Iron & Steel Co., Ltd. Class A	100,700	65,249
Security Description	Shares	Value
Baozun, Inc. ADR (b)(c)	4,600	$ 176,870
BeiGene, Ltd. ADR (b)	3,600	678,240
Beijing Capital International Airport Co., Ltd. Class H	160,000	100,135
Beijing Enterprises Holdings, Ltd.	58,000	194,769
Beijing Enterprises Water Group, Ltd.	662,000	259,782
Beijing Tiantan Biological Products Corp., Ltd. Class A	10,500	67,451
BEST, Inc. ADR (b)(c)	18,500	79,180
Bilibili, Inc. ADR (b)(c)	8,900	412,248
Bitauto Holdings, Ltd. ADR (b)	6,300	99,855
BOC Hong Kong Holdings, Ltd.	334,500	1,071,040
BOE Technology Group Co., Ltd. Class A	165,500	110,154
Bright Scholar Education Holdings, Ltd. ADR	1,500	11,790
Brilliance China Automotive Holdings, Ltd.	248,000	224,463
BYD Co., Ltd. Class A	8,500	87,031
BYD Co., Ltd. Class H (c)	65,000	506,763
BYD Electronic International Co., Ltd. (c)	72,000	166,336
CanSino Biologics, Inc. Class H (b)(e)	6,000	165,213
Centre Testing International Group Co., Ltd. Class A	42,800	120,109
CGN Power Co., Ltd. Class H (e)	1,191,600	247,059
Changchun High & New Technology Industry Group, Inc. Class A	3,200	197,097
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	4,600	83,053
Chaozhou Three-Circle Group Co., Ltd. Class A	24,900	98,094
China Aoyuan Group, Ltd.	128,000	156,444
China Avionics Systems Co., Ltd. Class A	35,100	66,306
China Cinda Asset Management Co., Ltd. Class H	1,059,592	209,014
China CITIC Bank Corp., Ltd. Class H	747,000	327,344
China Common Rich Renewable Energy Investment, Ltd. (b)(f)	68,000	—
China Communications Construction Co., Ltd. Class H	482,000	273,383
China Communications Services Corp., Ltd. Class H	250,000	156,672
China Conch Venture Holdings, Ltd.	147,000	623,929
China Construction Bank Corp. Class A	52,100	46,623
China Construction Bank Corp. Class H	8,906,000	7,244,031

See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
China East Education Holdings, Ltd. (e)	43,000	$ 78,166
China Eastern Airlines Corp., Ltd. Class H (b)	192,000	69,129
China Education Group Holdings, Ltd.	64,000	103,211
China Enterprise Co., Ltd. Class A	65,400	37,793
China Everbright Bank Co., Ltd. Class A	176,700	89,701
China Everbright Bank Co., Ltd. Class H	267,300	100,932
China Everbright International, Ltd.	361,518	191,813
China Evergrande Group (c)	171,000	444,970
China Feihe, Ltd. (e)	60,000	120,907
China Film Co., Ltd. Class A	32,200	60,110
China Fortune Land Development Co., Ltd. Class A	16,400	53,290
China Galaxy Securities Co., Ltd. Class H	366,800	199,684
China Greatwall Technology Group Co., Ltd. Class A	33,600	63,141
China Hongqiao Group, Ltd.	206,000	91,728
China Huarong Asset Management Co., Ltd. Class H (e)	1,024,000	103,704
China International Capital Corp., Ltd. Class H (b)(c)(e)	106,000	209,728
China Jinmao Holdings Group, Ltd.	440,000	313,133
China Lesso Group Holdings, Ltd.	102,000	133,884
China Life Insurance Co., Ltd. Class A	15,100	58,448
China Life Insurance Co., Ltd. Class H	693,000	1,398,319
China Literature, Ltd. (b)(c)(e)	26,200	177,659
China Longyuan Power Group Corp., Ltd. Class H	217,000	122,347
China Maple Leaf Educational Systems, Ltd. (c)	136,000	41,703
China Medical System Holdings, Ltd.	144,000	170,297
China Meheco Co., Ltd. Class A	57,200	114,652
China Meidong Auto Holdings, Ltd.	36,000	88,795
China Mengniu Dairy Co., Ltd.	250,000	958,651
China Merchants Bank Co., Ltd. Class A	112,000	536,680
China Merchants Bank Co., Ltd. Class H	352,500	1,633,545
China Merchants Energy Shipping Co., Ltd. Class A	51,000	42,287
China Merchants Port Holdings Co., Ltd.	148,776	176,470
Security Description	Shares	Value
China Merchants Securities Co., Ltd. Class A	31,000	$ 96,592
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	32,300	75,444
China Minsheng Banking Corp., Ltd. Class A	200,000	160,785
China Minsheng Banking Corp., Ltd. Class H	639,600	440,278
China Molybdenum Co., Ltd. Class A	95,900	50,210
China Molybdenum Co., Ltd. Class H	354,000	116,877
China National Building Material Co., Ltd. Class H	396,000	424,754
China National Nuclear Power Co., Ltd. Class A	70,800	41,093
China National Software & Service Co., Ltd. Class A	8,900	100,318
China Oilfield Services, Ltd. Class H	118,000	107,534
China Oriental Group Co., Ltd.	192,000	52,653
China Overseas Grand Oceans Group, Ltd.	121,000	68,958
China Overseas Land & Investment, Ltd.	346,000	1,056,496
China Overseas Property Holdings, Ltd.	105,000	111,937
China Pacific Insurance Group Co., Ltd. Class A	28,300	109,682
China Pacific Insurance Group Co., Ltd. Class H	256,000	688,052
China Petroleum & Chemical Corp. Class A	119,800	66,532
China Petroleum & Chemical Corp. Class H	2,320,000	970,367
China Power International Development, Ltd.	606,000	111,531
China Railway Construction Corp., Ltd. Class A	62,400	74,294
China Railway Construction Corp., Ltd. Class H	221,000	175,055
China Railway Group, Ltd. Class A	110,500	78,818
China Railway Group, Ltd. Class H	423,000	218,349
China Railway Signal & Communication Corp., Ltd. Class H (e)	210,000	90,690
China Reinsurance Group Corp. Class H	499,000	51,124
China Resources Beer Holdings Co., Ltd.	136,721	763,181
China Resources Gas Group, Ltd.	80,000	391,427
China Resources Pharmaceutical Group, Ltd. (e)	177,000	102,530

See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
China Resources Power Holdings Co., Ltd.	222,055	$ 261,936
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	17,300	71,550
China SCE Group Holdings, Ltd.	147,000	64,217
China Shenhua Energy Co., Ltd. Class A	23,900	48,753
China Shenhua Energy Co., Ltd. Class H	331,500	514,483
China Shipbuilding Industry Co., Ltd. Class A	124,200	70,563
China South Publishing & Media Group Co., Ltd. Class A	41,182	61,851
China Southern Airlines Co., Ltd. Class H (b)(c)	192,000	85,859
China Spacesat Co., Ltd. Class A	23,000	100,806
China State Construction Engineering Corp., Ltd. Class A	227,800	154,305
China Taiping Insurance Holdings Co., Ltd.	168,200	271,710
China Telecom Corp., Ltd. Class H	1,256,000	352,808
China Tourism Group Duty Free Corp., Ltd. Class A	10,600	232,522
China Tower Corp., Ltd. Class H (e)	4,080,000	725,044
China TransInfo Technology Co., Ltd. Class A	19,700	67,217
China Unicom Hong Kong, Ltd.	554,000	301,431
China United Network Communications, Ltd. Class A	174,400	120,010
China Vanke Co., Ltd. Class A	43,800	162,795
China Vanke Co., Ltd. Class H	152,400	486,411
China Yangtze Power Co., Ltd. Class A	117,900	316,856
China Yuchai International, Ltd.	1,300	18,694
China Yuhua Education Corp., Ltd. (e)	132,000	109,010
China Zhongwang Holdings, Ltd. (c)	231,200	43,744
Chinasoft International, Ltd.	158,000	87,049
Chinese Universe Publishing and Media Group Co., Ltd. Class A	47,500	79,480
Chongqing Brewery Co., Ltd. Class A	7,200	74,605
Chongqing Rural Commercial Bank Co., Ltd. Class H	257,000	101,638
Chongqing Zhifei Biological Products Co., Ltd. Class A	7,200	101,875
CIFI Holdings Group Co., Ltd.	233,923	184,277
CITIC Securities Co., Ltd. Class A	55,100	188,736
Security Description	Shares	Value
CITIC Securities Co., Ltd. Class H	185,500	$ 353,839
CITIC Telecom International Holdings, Ltd.	132,000	42,054
CITIC, Ltd.	556,000	525,026
CNOOC, Ltd.	1,654,000	1,856,341
Contemporary Amperex Technology Co., Ltd. Class A	12,300	306,842
COSCO SHIPPING Development Co., Ltd. Class A	224,100	58,523
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	116,000	51,955
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	227,000	65,559
COSCO SHIPPING Ports, Ltd.	178,428	96,245
Country Garden Holdings Co., Ltd.	721,744	895,185
Country Garden Services Holdings Co., Ltd.	125,000	583,548
CRRC Corp., Ltd. Class A	136,700	108,130
CRRC Corp., Ltd. Class H	430,350	182,703
CSC Financial Co., Ltd. Class A	18,700	104,727
CSPC Pharmaceutical Group, Ltd.	508,800	963,615
CStone Pharmaceuticals (b)(e)	54,500	77,831
Dali Foods Group Co., Ltd. (e)	142,000	86,545
Daqin Railway Co., Ltd. Class A	79,300	79,125
Daqo New Energy Corp. ADR (b)	800	59,392
Dongfang Electric Corp., Ltd. Class A	54,100	67,979
Dongfeng Motor Group Co., Ltd. Class H	200,000	120,619
Dongyue Group, Ltd.	106,000	43,331
East Money Information Co., Ltd. Class A	37,920	108,945
E-House China Enterprise Holdings, Ltd.	45,000	52,867
ENN Energy Holdings, Ltd.	69,400	784,258
Eve Energy Co., Ltd. Class A	13,306	90,478
Ever Sunshine Lifestyle Services Group, Ltd.	42,000	65,518
Fanhua, Inc. ADR (c)	4,800	96,048
Far East Horizon, Ltd.	238,000	203,177
FIH Mobile, Ltd. (b)(c)	297,000	32,018
Financial Street Holdings Co., Ltd. Class A	118,527	111,716
FinVolution Group ADR	9,800	17,738
Focus Media Information Technology Co., Ltd. Class A	72,000	57,040
Foshan Haitian Flavouring & Food Co., Ltd. Class A	14,656	258,384
Fosun International, Ltd.	260,500	333,865
Founder Securities Co., Ltd. Class A	44,900	45,205

See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Foxconn Industrial Internet Co., Ltd. Class A	33,000	$ 71,200
Fu Shou Yuan International Group, Ltd.	81,000	74,466
Fufeng Group, Ltd.	138,000	44,230
Fuyao Glass Industry Group Co., Ltd. Class H (e)	52,800	126,419
G-bits Network Technology Xiamen Co., Ltd. Class A	1,600	124,634
GDS Holdings, Ltd. ADR (b)	7,300	581,518
Geely Automobile Holdings, Ltd.	545,000	865,876
Gemdale Corp. Class A	24,500	47,682
Gemdale Properties & Investment Corp., Ltd.	432,000	80,544
Genertec Universal Medical Group Co., Ltd. (e)	93,000	56,511
Genscript Biotech Corp. (b)	94,000	194,401
GF Securities Co., Ltd. Class A	32,100	64,403
GF Securities Co., Ltd. Class H	178,200	191,925
Giant Network Group Co., Ltd. Class A	26,300	64,975
Gigadevice Semiconductor Beijing, Inc. Class A	2,520	84,614
Glodon Co., Ltd. Class A	9,200	91,148
GoerTek, Inc. Class A	28,300	118,450
GOME Retail Holdings, Ltd. (b)(c)	972,000	162,929
Great Wall Motor Co., Ltd. Class H	249,000	156,714
Gree Electric Appliances, Inc. of Zhuhai Class A	16,900	135,855
Greentown Service Group Co., Ltd.	134,000	158,832
GreenTree Hospitality Group, Ltd. ADR	1,200	16,176
GSX Techedu, Inc. ADR (b)(c)	7,100	425,929
Guangdong Haid Group Co., Ltd. Class A	8,600	58,103
Guangdong HEC Technology Holding Co., Ltd. Class A (b)	43,700	42,974
Guanghui Energy Co., Ltd. Class A (b)	204,300	78,317
Guangzhou Automobile Group Co., Ltd. Class H	266,800	194,383
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	94,069
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	6,600	83,850
Guangzhou R&F Properties Co., Ltd. Class H	98,800	116,270
Guotai Junan Securities Co., Ltd. Class A	35,300	86,524
Guotai Junan Securities Co., Ltd. Class H (e)	63,200	87,892
Security Description	Shares	Value
Haidilao International Holding, Ltd. (e)	73,000	$ 310,248
Haier Smart Home Co., Ltd. Class A	26,800	67,371
Haitian International Holdings, Ltd.	76,000	154,768
Haitong Securities Co., Ltd. Class A	38,100	68,087
Haitong Securities Co., Ltd. Class H	354,800	288,258
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	42,100	182,065
Hangzhou Robam Appliances Co., Ltd. Class A	18,900	83,564
Hangzhou Steam Turbine Co., Ltd. Class B	113,200	117,075
Hangzhou Tigermed Consulting Co., Ltd. Class A	7,900	113,822
Hansoh Pharmaceutical Group Co., Ltd. (b)(e)	44,000	208,095
Health & Happiness H&H International Holdings, Ltd.	22,500	102,268
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,200	90,873
Henan Shuanghui Investment & Development Co., Ltd. Class A	13,300	87,064
Hengan International Group Co., Ltd.	65,000	511,632
Hengli Petrochemical Co., Ltd. Class A	31,800	63,230
HengTen Networks Group, Ltd. (b)(c)	2,024,000	37,864
Hengyi Petrochemical Co., Ltd. Class A	49,790	64,546
Hithink RoyalFlush Information Network Co., Ltd. Class A	3,600	68,280
Hope Education Group Co., Ltd. (e)	186,000	64,068
Hua Hong Semiconductor, Ltd. (b)(c)(e)	47,000	164,768
Hualan Biological Engineering, Inc. Class A	28,860	205,145
Huami Corp. ADR (b)	5,700	70,452
Huaneng Power International, Inc. Class H	478,000	180,290
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	54,900	135,899
Huatai Securities Co., Ltd. Class A	34,600	92,397
Huatai Securities Co., Ltd. Class H (e)	181,200	290,066
Huaxi Securities Co., Ltd. Class A	50,700	76,580
Huaxia Bank Co., Ltd. Class A	91,800	79,685
Huayu Automotive Systems Co., Ltd. Class A	18,000	53,358
Huazhu Group, Ltd. ADR (c)	13,200	462,660

See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Hubei Biocause Pharmaceutical Co., Ltd. Class A	70,600	$ 52,187
Hubei Energy Group Co., Ltd. Class A	101,500	50,636
Hundsun Technologies, Inc. Class A	5,720	87,627
HUYA, Inc. ADR (b)(c)	5,700	106,419
Iflytek Co., Ltd. Class A	11,900	63,434
Industrial & Commercial Bank of China, Ltd. Class A	276,400	195,098
Industrial & Commercial Bank of China, Ltd. Class H	6,000,000	3,627,430
Industrial Bank Co., Ltd. Class A	116,400	260,811
INESA Intelligent Tech, Inc. Class B	112,900	54,058
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	87,500	64,382
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	219,500	79,279
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	34,200	151,147
Inner Mongolia Yitai Coal Co., Ltd. Class B	174,300	113,433
Innovent Biologics, Inc. (b)(e)	84,500	628,912
Inspur Electronic Information Industry Co., Ltd. Class A	7,900	44,342
iQIYI, Inc. ADR (b)(c)	20,400	473,076
Jafron Biomedical Co., Ltd. Class A	9,500	93,762
JD.com, Inc. ADR (b)	75,000	4,513,500
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	54,700	58,313
Jiangsu Expressway Co., Ltd. Class H	158,000	185,702
Jiangsu Hengli Hydraulic Co., Ltd. Class A	9,100	103,808
Jiangsu Hengrui Medicine Co., Ltd. Class A	28,804	376,779
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	8,400	125,488
Jiangxi Copper Co., Ltd. Class H	121,000	123,287
Jiangxi Zhengbang Technology Co., Ltd. Class A	25,800	64,063
Jinduicheng Molybdenum Co., Ltd. Class A	72,600	63,882
Jinke Properties Group Co., Ltd. Class A	41,500	48,083
JinkoSolar Holding Co., Ltd. ADR (b)(c)	3,300	58,443
Jinyu Bio-Technology Co., Ltd. Class A	37,500	147,993
Jiumaojiu International Holdings, Ltd. (b)(e)	32,000	55,534
Security Description	Shares	Value
Jointown Pharmaceutical Group Co., Ltd. Class A	34,900	$ 91,989
JOYY, Inc. ADR (b)	5,400	478,170
Kaisa Group Holdings, Ltd.	292,000	111,175
Kama Co., Ltd. Class B (b)	67,100	28,566
Kerry Logistics Network, Ltd.	59,000	78,656
Kingdee International Software Group Co., Ltd.	216,000	505,418
Kingsoft Corp., Ltd.	67,000	313,833
Konka Group Co., Ltd. Class B	8,900	2,665
Koolearn Technology Holding, Ltd. (b)(c)(e)	21,500	86,771
Kunlun Energy Co., Ltd.	330,000	216,127
Kweichow Moutai Co., Ltd. Class A	7,000	1,454,979
KWG Group Holdings, Ltd.	134,000	227,675
Legend Holdings Corp. Class H (e)	60,300	70,714
Lenovo Group, Ltd.	652,000	363,780
Lepu Medical Technology Beijing Co., Ltd. Class A	9,700	50,162
Leyou Technologies Holdings, Ltd. (b)	215,000	70,982
Li Ning Co., Ltd.	192,500	616,474
Liaoning Cheng Da Co., Ltd. Class A	26,500	71,228
Lifetech Scientific Corp. (b)	214,000	67,524
Lingyi iTech Guangdong Co. Class A (b)	50,400	76,386
Logan Group Co., Ltd.	98,000	175,089
Longfor Group Holdings, Ltd. (e)	163,000	780,259
LONGi Green Energy Technology Co., Ltd. Class A	19,000	110,005
Lonking Holdings, Ltd.	174,000	53,002
Luthai Textile Co., Ltd. Class B	49,300	29,245
Luxshare Precision Industry Co., Ltd. Class A	51,868	379,568
Luye Pharma Group, Ltd. (e)	154,500	94,993
Luzhou Laojiao Co., Ltd. Class A	5,800	75,116
Mango Excellent Media Co., Ltd. Class A (b)	9,700	89,891
Maoyan Entertainment (b)(e)	41,600	63,852
Meitu, Inc. (b)(e)	176,500	34,891
Meituan Dianping Class B (b)	328,000	7,329,652
Microport Scientific Corp.	97,000	391,326
Minth Group, Ltd.	68,000	195,195
MMG, Ltd. (b)	212,000	44,299
Momo, Inc. ADR	13,600	237,728
Muyuan Foodstuff Co., Ltd. Class A	18,917	220,247
NanJi E-Commerce Co., Ltd. Class A	28,100	84,479
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	20,100	183,788

See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
NARI Technology Co., Ltd. Class A	23,700	$ 68,358
NAURA Technology Group Co., Ltd. Class A	4,000	97,050
NetEase, Inc. ADR	7,600	3,263,288
New China Life Insurance Co., Ltd. Class A	11,300	71,106
New China Life Insurance Co., Ltd. Class H	95,100	320,710
New Hope Liuhe Co., Ltd. Class A	42,400	179,636
New Oriental Education & Technology Group, Inc. ADR (b)	13,200	1,719,036
Nexteer Automotive Group, Ltd.	84,000	58,212
Ninestar Corp. Class A	16,800	78,480
NIO, Inc. ADR (b)	83,900	647,708
Niu Technologies ADR (b)	2,700	43,200
Noah Holdings, Ltd. ADR (b)(c)	3,100	78,957
NOVA Group Holdings, Ltd. (c)	275,000	5,216
Oceanwide Holdings Co., Ltd. Class A	115,300	61,785
Offshore Oil Engineering Co., Ltd. Class A	92,400	59,913
OneSmart International Education Group, Ltd. ADR (b)	6,800	26,724
Oppein Home Group, Inc. Class A	4,500	74,018
Orient Securities Co., Ltd. Class A	32,600	43,949
Oriental Pearl Group Co., Ltd. Class A	58,423	80,073
Ovctek China, Inc. Class A	3,300	32,391
People's Insurance Co. Group of China, Ltd. Class H	953,000	279,469
Perfect World Co., Ltd. Class A	7,100	58,174
PetroChina Co., Ltd. Class A	124,800	74,208
PetroChina Co., Ltd. Class H	1,918,000	641,365
PICC Property & Casualty Co., Ltd. Class H	647,700	538,284
Pinduoduo, Inc. ADR (b)	23,900	2,051,576
Ping An Bank Co., Ltd. Class A	105,300	191,454
Ping An Healthcare and Technology Co., Ltd. (b)(c)(e)	34,500	528,941
Ping An Insurance Group Co. of China, Ltd. Class A	58,790	595,548
Ping An Insurance Group Co. of China, Ltd. Class H	552,000	5,502,916
Poly Developments and Holdings Group Co., Ltd. Class A	64,800	135,978
Poly Property Development Co., Ltd. Class H (c)	8,000	81,029
Poly Property Group Co., Ltd.	182,000	55,141
Postal Savings Bank of China Co., Ltd. Class H (e)	914,000	526,668
Power Construction Corp. of China, Ltd. Class A	142,200	69,926
Security Description	Shares	Value
Q Technology Group Co., Ltd.	28,000	$ 36,881
Qudian, Inc. ADR (b)(c)	11,600	19,720
Qutoutiao, Inc. ADR (b)	5,100	15,198
Rongsheng Petro Chemical Co., Ltd. Class A	28,600	50,013
Ronshine China Holdings, Ltd.	54,500	48,357
SAIC Motor Corp., Ltd. Class A	43,800	105,788
Sanan Optoelectronics Co., Ltd. Class A	21,300	75,750
Sangfor Technologies, Inc. Class A	2,500	73,185
Sany Heavy Equipment International Holdings Co., Ltd.	85,000	39,730
Sany Heavy Industry Co., Ltd. Class A	34,900	93,173
Seazen Group, Ltd.	230,000	199,717
Seazen Holdings Co., Ltd. Class A	13,900	61,712
Semiconductor Manufacturing International Corp. (b)(c)	305,300	1,070,985
SF Holding Co., Ltd. Class A	16,300	126,380
Shaanxi Coal Industry Co., Ltd. Class A	42,400	43,459
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	33,800	138,212
Shandong Gold Mining Co., Ltd. Class A	12,000	63,118
Shandong Linglong Tyre Co., Ltd. Class A	25,208	72,424
Shandong Sinocera Functional Material Co., Ltd. Class A	17,000	80,809
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	232,000	518,024
Shanghai Baosight Software Co., Ltd. Class A	21,401	180,260
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	100,625	39,956
Shanghai Electric Group Co., Ltd. Class H (b)	358,000	102,097
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	10,900	52,145
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	66,000	221,270
Shanghai Greencourt Investment Group Co., Ltd. Class B (b)	257,441	68,007
Shanghai Haixin Group Co. Class B	7,900	2,297
Shanghai Industrial Urban Development Group, Ltd.	53,000	6,131
Shanghai International Airport Co., Ltd. Class A	5,200	53,143
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	154,704	120,227

See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shanghai M&G Stationery, Inc. Class A	6,100	$ 47,266
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,900	169,576
Shanghai Pudong Development Bank Co., Ltd. Class A	147,600	221,445
Shanghai Tunnel Engineering Co., Ltd. Class A	200,000	160,540
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	68,800	54,531
Shanxi Meijin Energy Co., Ltd. Class A (b)	34,400	30,757
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	6,400	131,603
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	129,480	69,026
Shenergy Co., Ltd. Class A	156,400	131,002
Shengyi Technology Co., Ltd. Class A	31,700	132,323
Shennan Circuits Co., Ltd. Class A	4,760	113,600
Shenwan Hongyuan Group Co., Ltd. Class A	106,000	76,001
Shenzhen Energy Group Co., Ltd. Class A	52,200	34,401
Shenzhen Expressway Co., Ltd. Class H	64,000	65,035
Shenzhen Goodix Technology Co., Ltd. Class A	2,627	83,356
Shenzhen Inovance Technology Co., Ltd. Class A	20,500	110,621
Shenzhen Investment, Ltd.	360,005	114,612
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,100	48,199
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	5,700	246,559
Shenzhou International Group Holdings, Ltd.	72,700	883,835
Shui On Land, Ltd.	328,000	55,304
Sichuan Chuantou Energy Co., Ltd. Class A	76,700	100,818
Sihuan Pharmaceutical Holdings Group, Ltd.	326,000	31,178
Silergy Corp.	6,000	393,050
SINA Corp. (b)	5,800	208,278
Sino-Ocean Group Holding, Ltd.	296,000	71,238
Sinopec Engineering Group Co., Ltd. Class H	140,500	60,328
Sinopec Shanghai Petrochemical Co., Ltd. Class A	133,200	65,704
Sinopec Shanghai Petrochemical Co., Ltd. Class H	322,000	77,534
Sinopharm Group Co., Ltd. Class H	122,000	313,659
Sinotruk Hong Kong, Ltd.	46,000	120,049
SITC International Holdings Co., Ltd.	125,000	133,843
Security Description	Shares	Value
SOHO China, Ltd. (b)	353,000	$ 124,705
Sohu.com, Ltd. ADR (b)	8,000	73,680
Songcheng Performance Development Co., Ltd. Class A	32,040	78,756
Spring Airlines Co., Ltd. Class A	11,700	58,745
Sunac China Holdings, Ltd.	236,000	998,755
Suncity Group Holdings, Ltd. (b)	400,000	66,554
Suning.com Co., Ltd. Class A	50,500	62,896
Sunny Optical Technology Group Co., Ltd.	64,200	1,033,272
Sunwoda Electronic Co., Ltd. Class A	18,900	50,911
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	54,900	61,372
TAL Education Group ADR (b)	35,600	2,434,328
TBEA Co., Ltd. Class A	113,000	108,884
TCL Technology Group Corp Class A	139,900	123,396
Tencent Holdings, Ltd.	530,800	34,012,752
Tencent Music Entertainment Group ADR (b)	33,400	449,564
Tianli Education International Holdings, Ltd.	105,000	73,932
Tianneng Power International, Ltd. (c)	62,000	106,330
Tingyi Cayman Islands Holding Corp.	158,000	246,128
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	38,795
Tongcheng-Elong Holdings, Ltd. (b)	60,000	108,956
Tongling Nonferrous Metals Group Co., Ltd. Class A	346,900	95,152
Topsports International Holdings, Ltd. (e)	97,000	124,797
Towngas China Co., Ltd.	90,310	40,961
Transfar Zhilian Co., Ltd. Class A	67,500	52,241
TravelSky Technology, Ltd. Class H	107,000	189,448
Trip.com Group, Ltd. ADR (b)	43,900	1,137,888
Tsingtao Brewery Co., Ltd. Class H	38,000	283,602
Uni-President China Holdings, Ltd.	138,000	138,043
Unisplendour Corp., Ltd. Class A	9,200	56,320
Uxin, Ltd. ADR (b)	11,700	16,731
Venustech Group, Inc. Class A	10,200	60,881
Vipshop Holdings, Ltd. ADR (b)	40,700	810,337
VSTECS Holdings, Ltd.	136,000	73,512
Walvax Biotechnology Co., Ltd. Class A	21,900	162,221
Wanhua Chemical Group Co., Ltd. Class A	11,300	80,227

See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Want Want China Holdings, Ltd.	419,000	$ 318,278
Weibo Corp. ADR (b)(c)	5,110	171,696
Weichai Power Co., Ltd. Class A	32,500	63,323
Weichai Power Co., Ltd. Class H	169,000	318,420
Weifu High-Technology Group Co., Ltd. Class A	52,900	155,528
Weihai Guangwei Composites Co., Ltd. Class A	10,200	90,908
Weimob, Inc. (b)(c)(e)	113,000	142,898
Wens Foodstuffs Group Co., Ltd. Class A	34,560	107,008
Will Semiconductor, Ltd. Class A	4,000	115,220
Wingtech Technology Co., Ltd. Class A (b)	4,400	78,993
Wuchan Zhongda Group Co., Ltd. Class A	175,700	105,169
Wuhan Guide Infrared Co., Ltd. Class A	23,800	99,046
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	11,500	76,412
Wuliangye Yibin Co., Ltd. Class A	21,100	513,126
WUS Printed Circuit Kunshan Co., Ltd. Class A	12,400	44,059
WuXi AppTec Co., Ltd. Class A	11,200	153,121
WuXi AppTec Co., Ltd. Class H (e)	22,736	296,926
Wuxi Biologics Cayman, Inc. (b)(e)	83,500	1,532,703
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	14,800	97,142
XCMG Construction Machinery Co., Ltd. Class A	112,400	94,519
Xiamen C & D, Inc. Class A	72,000	82,753
Xiaomi Corp. Class B (b)(e)	944,600	1,569,701
Xinhu Zhongbao Co., Ltd. Class A	172,300	73,044
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	115,200	99,124
Xinyi Solar Holdings, Ltd.	332,636	319,876
Yadea Group Holdings, Ltd. (b)(e)	98,000	67,187
Yangzijiang Shipbuilding Holdings, Ltd.	225,300	151,513
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	11,700	51,766
Yanzhou Coal Mining Co., Ltd. Class H	190,000	143,095
Yealink Network Technology Corp., Ltd. Class A	8,400	81,564
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (c)(e)	22,000	45,154
Yifeng Pharmacy Chain Co., Ltd. Class A	5,320	68,684
Security Description	Shares	Value
Yihai International Holding, Ltd.	45,000	$ 463,730
Yintech Investment Holdings, Ltd. ADR	2,000	12,060
Yonghui Superstores Co., Ltd. Class A	51,900	69,058
Yonyou Network Technology Co., Ltd. Class A	20,930	131,228
Yum China Holdings, Inc.	33,300	1,600,731
Yunda Holding Co., Ltd. Class A	18,850	65,523
Yunnan Baiyao Group Co., Ltd. Class A	6,900	91,873
Yuzhou Properties Co., Ltd.	264,657	115,306
Zai Lab, Ltd. ADR (b)	4,800	394,224
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	3,300	79,774
Zhaojin Mining Industry Co., Ltd. Class H	95,000	112,834
Zhejiang Dingli Machinery Co., Ltd. Class A	8,260	89,089
Zhejiang Expressway Co., Ltd. Class H	172,000	122,150
Zhejiang NHU Co., Ltd. Class A	11,700	48,354
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,400	109,232
Zhengzhou Yutong Bus Co., Ltd. Class A	35,800	61,971
Zhenro Properties Group, Ltd.	120,000	75,263
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(e)	23,300	116,224
Zhongjin Gold Corp., Ltd. Class A	37,500	49,019
Zhongsheng Group Holdings, Ltd.	51,500	288,027
Zhuzhou CRRC Times Electric Co., Ltd. Class H	61,000	156,430
Zijin Mining Group Co., Ltd. Class A	106,600	67,295
Zijin Mining Group Co., Ltd. Class H	684,000	323,141
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	87,400	79,898
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H (b)	108,800	84,239
ZTE Corp. Class A (b)	14,900	84,935
ZTE Corp. Class H	73,400	226,549
ZTO Express Cayman, Inc. ADR	34,700	1,273,837
		216,789,968
COLOMBIA — 0.0% (a)
Bancolombia SA ADR	500	13,155
Bancolombia SA	17,669	113,406
Bancolombia SA Preference Shares	45,715	301,973
Cementos Argos SA	35,710	32,470

See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Ecopetrol SA ADR (c)	700	$ 7,791
Ecopetrol SA	462,200	256,484
Frontera Energy Corp.	6,300	15,727
Grupo Argos SA	22,062	58,410
Grupo de Inversiones Suramericana SA	24,789	123,571
Interconexion Electrica SA ESP	32,243	162,108
		1,085,095
CZECH REPUBLIC — 0.0% (a)
CEZ A/S (c)	15,240	326,350
Komercni banka A/S (b)	6,779	158,145
Moneta Money Bank A/S (e)	69,836	158,182
		642,677
DENMARK — 1.4%
ALK-Abello A/S (b)	530	141,800
Alm Brand A/S (b)	10,321	96,570
Ambu A/S Class B	14,452	456,623
AP Moller - Maersk A/S Class A	524	572,673
AP Moller - Maersk A/S Class B	592	693,467
Bavarian Nordic A/S (b)	9,501	260,294
Carlsberg A/S Class B	9,521	1,261,906
Chr. Hansen Holding A/S	9,383	967,311
Coloplast A/S Class B	10,746	1,674,086
Danske Bank A/S (b)	61,192	817,617
Demant A/S (b)(c)	11,770	311,756
Dfds A/S (b)	1,683	52,209
Drilling Co. of 1972 A/S (b)	3,800	80,531
DSV Panalpina A/S	19,132	2,348,856
FLSmidth & Co. A/S (b)	5,396	156,871
Genmab A/S (b)	5,803	1,955,714
GN Store Nord A/S	11,749	628,601
H Lundbeck A/S	7,583	286,370
ISS A/S (b)	13,367	212,137
Jyske Bank A/S (b)	5,905	173,668
Matas A/S	12,409	110,048
Netcompany Group A/S (b)(e)	2,124	139,232
Nilfisk Holding A/S (b)	3,415	47,178
NKT A/S (b)	3,679	82,475
NNIT A/S (e)	5,944	105,158
Novo Nordisk A/S Class B	164,282	10,697,036
Novozymes A/S Class B	20,259	1,173,923
Orsted A/S (e)	17,112	1,973,723
Pandora A/S	10,220	557,870
Per Aarsleff Holding A/S	2,547	91,739
Ringkjoebing Landbobank A/S	2,371	167,889
Rockwool International A/S Class B	777	211,354
Royal Unibrew A/S (b)	4,532	377,599
Scandinavian Tobacco Group A/S Class A (e)	5,880	86,783
Schouw & Co. A/S	1,823	145,562
SimCorp A/S	3,736	403,847
Spar Nord Bank A/S	10,370	82,604
Sydbank A/S (b)	6,778	125,689
Security Description	Shares	Value
Topdanmark A/S	3,632	$ 150,366
Tryg A/S	10,908	316,760
Vestas Wind Systems A/S	17,667	1,808,209
Zealand Pharma A/S (b)	2,577	88,982
		32,093,086
EGYPT — 0.0% (a)
Centamin PLC	99,056	225,474
Commercial International Bank Egypt SAE	137,796	551,370
Eastern Co SAE	112,565	89,192
ElSewedy Electric Co.	69,110	28,513
		894,549
FAEROE ISLANDS — 0.0% (a)
Bakkafrost P/F (b)	4,504	284,134
FINLAND — 0.8%
Aktia Bank Oyj (b)	4,717	46,799
Cargotec Oyj Class B	3,763	87,836
Caverion Oyj (b)	6,815	46,177
Citycon Oyj (c)	6,474	45,125
Elisa Oyj	12,933	786,748
Finnair Oyj (c)	9,027	8,033
Fortum Oyj	40,673	775,723
F-Secure Oyj (b)	14,547	46,982
Huhtamaki Oyj (b)	8,479	335,332
Kemira Oyj	15,042	194,136
Kesko Oyj Class B	23,748	406,376
Kone Oyj Class B	30,906	2,130,904
Konecranes Oyj	5,741	130,234
Metsa Board Oyj	21,619	146,703
Metso Oyj	10,362	340,426
Neste Oyj	38,469	1,510,440
Nokia Oyj (d)	500,526	2,186,550
Nokia Oyj (d)	12,368	53,901
Nokian Renkaat Oyj (c)	14,145	310,830
Nordea Bank Abp (b)	296,484	2,056,549
Nordea Bank Abp (b)	4,394	30,380
Orion Oyj Class B	10,056	487,507
Outokumpu Oyj (b)	29,062	83,192
Outotec Oyj	13,108	72,662
Sampo Oyj Class A	44,468	1,532,325
Sanoma Oyj	6,693	67,849
Stora Enso Oyj Class R	52,898	632,956
TietoEVRY Oyj (b)	7,924	216,849
Tokmanni Group Corp.	6,629	98,314
UPM-Kymmene Oyj	48,533	1,405,306
Uponor Oyj	8,507	115,172
Valmet Oyj	13,607	356,526
Wartsila OYJ Abp	39,085	324,112
YIT Oyj	22,823	124,529
		17,193,483
FRANCE — 6.1%
ABC arbitrage	11,541	88,662
Accor SA (b)	15,879	433,229

See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Adevinta ASA (b)	21,799	$ 220,140
Aeroports de Paris	3,037	313,444
Air France-KLM (b)(c)	17,448	79,225
Air Liquide SA	43,928	6,349,428
Airbus SE (b)	54,197	3,882,212
Akka Technologies (b)(c)	1,111	35,925
Albioma SA	2,408	99,510
ALD SA (c)(e)	10,890	108,093
Alstom SA	17,246	803,429
Alten SA (b)	2,626	226,836
Amundi SA (b)(e)	6,238	490,238
Arkema SA	6,828	656,130
Atos SE (b)	8,890	761,930
AXA SA (c)	178,317	3,751,142
Beneteau SA	8,515	60,896
BioMerieux	3,714	509,901
BNP Paribas SA (b)	103,639	4,139,504
Bollore SA	103,643	326,930
Bonduelle SCA	1,324	31,897
Bouygues SA (b)	20,257	693,677
Bureau Veritas SA (b)	26,573	563,423
Capgemini SE	15,248	1,759,094
Carmila SA REIT	4,324	59,485
Carrefour SA (c)	55,312	857,514
Casino Guichard Perrachon SA	4,904	181,628
Cellectis SA (b)	6,927	124,061
CGG SA (b)	58,359	64,440
Chargeurs SA	4,682	70,805
Cie de Saint-Gobain (b)	47,285	1,705,556
Cie Generale des Etablissements Michelin SCA (c)	15,875	1,654,184
Cie Plastic Omnium SA	5,376	110,101
CNP Assurances (b)	17,239	199,883
Coface SA (b)	8,251	54,427
Covivio REIT	4,729	342,904
Credit Agricole SA (b)	107,227	1,017,876
Cromwell European Real Estate Investment Trust	117,300	55,736
Danone SA	57,345	3,979,258
Dassault Aviation SA (b)	263	241,227
Dassault Systemes SE	12,453	2,161,079
DBV Technologies SA (b)	3,450	30,679
Derichebourg SA	21,744	62,626
Devoteam SA	452	37,256
Edenred	22,413	982,686
Eiffage SA (b)	7,045	645,590
Electricite de France SA	55,197	513,011
Elior Group SA (e)	8,872	50,742
Elis SA (b)	16,014	187,822
Engie SA	173,077	2,145,820
Eramet (b)	843	30,394
EssilorLuxottica SA (b)	26,185	3,366,561
Eurazeo SE (b)	5,311	272,825
Eutelsat Communications SA	21,173	195,796
Faurecia SE (b)	6,867	269,711
FFP	451	34,020
Security Description	Shares	Value
Fnac Darty SA (b)	1,174	$ 48,743
Gaztransport Et Technigaz SA	2,012	154,349
Gecina SA REIT	4,139	511,037
Genfit (b)(c)	3,337	18,909
Getlink SE	39,801	575,372
Hermes International	2,934	2,462,642
ICADE REIT	2,766	193,084
ID Logistics Group (b)	230	44,632
Iliad SA	1,477	288,235
Imerys SA	2,415	82,896
Ingenico Group SA (b)	5,475	879,418
Innate Pharma SA (b)	9,314	58,304
Interparfums SA (b)	1,283	57,604
Ipsen SA	3,412	289,355
IPSOS	5,617	141,561
JCDecaux SA (b)	7,931	148,108
Kaufman & Broad SA	1,893	65,508
Kering SA	6,976	3,812,724
Klepierre SA REIT	17,909	357,868
Korian SA (b)	5,645	207,125
La Francaise des Jeux SAEM (e)	7,960	245,952
Lagardere SCA (b)	4,745	67,768
Legrand SA	25,385	1,928,214
LISI (b)	1,713	35,781
L'Oreal SA (b)	23,321	7,524,426
LVMH Moet Hennessy Louis Vuitton SE	25,815	11,393,646
Maisons du Monde SA (e)	4,452	58,759
Mercialys SA REIT	4,163	34,889
Mersen SA	1,410	33,821
Metropole Television SA (b)	2,287	25,862
Natixis SA (b)	85,566	225,613
Nexans SA (b)	3,423	159,210
Nexity SA	5,241	170,424
Orange SA	184,526	2,205,867
Orpea	4,990	576,182
Pernod Ricard SA	19,609	3,086,797
Peugeot SA (b)	56,232	921,868
Publicis Groupe SA	19,574	635,664
Quadient	3,126	45,673
Remy Cointreau SA (c)	2,041	278,359
Renault SA (b)	17,388	444,883
Rexel SA	22,007	252,147
Rubis SCA	8,148	392,706
Safran SA (b)	30,213	3,038,219
Sanofi	104,724	10,676,908
Sartorius Stedim Biotech	2,502	634,153
Schneider Electric SE	51,343	5,709,444
SCOR SE (b)	14,101	389,324
SEB SA	2,048	339,615
Societe BIC SA	2,422	123,287
Societe Generale SA (b)	78,190	1,306,905
Sodexo SA	8,003	542,498
SOITEC (b)	1,918	213,593
Sopra Steria Group	1,726	213,457
SPIE SA	12,511	187,933

See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Suez SA	29,919	$ 351,547
Tarkett SA (b)	2,965	34,615
Teleperformance	5,453	1,388,348
Thales SA	10,000	809,102
TOTAL SA	228,909	8,823,621
Trigano SA	508	53,440
Ubisoft Entertainment SA (b)	8,036	665,257
Unibail-Rodamco-Westfield	34,100	96,959
Unibail-Rodamco-Westfield REIT (c)	11,291	636,239
Valeo SA	21,804	574,909
Vallourec SA (b)(c)	715	30,145
Veolia Environnement SA	49,310	1,113,130
Verallia SASU (e)	3,512	100,792
Vicat SA	1,828	56,153
Vilmorin & Cie SA	622	32,939
Vinci SA	47,774	4,428,380
Virbac SA (b)	319	69,902
Vivendi SA	78,518	2,028,249
Wendel SE	2,944	280,881
Worldline SA (b)(e)	12,721	1,108,792
		135,291,319
GERMANY — 5.6%
Aareal Bank AG (b)	7,346	143,469
Adidas AG (b)	17,750	4,678,358
ADO Properties SA (e)	6,347	173,064
ADVA Optical Networking SE (b)	10,788	71,468
AIXTRON SE (b)	9,176	110,619
Allianz SE	38,654	7,896,188
alstria office REIT-AG	13,655	203,167
Amadeus Fire AG (b)	685	85,004
Aroundtown SA (b)	113,291	649,160
AURELIUS Equity Opportunities SE & Co. KGaA	1,948	32,328
Aurubis AG	2,664	164,634
BASF SE	85,294	4,789,412
Bayer AG	91,233	6,760,403
Bayerische Motoren Werke AG	30,436	1,942,449
Bayerische Motoren Werke AG Preference Shares	5,144	249,802
BayWa AG	2,500	80,800
Bechtle AG	2,771	490,981
Beiersdorf AG	9,118	1,036,523
Bertrandt AG	1,559	61,460
bet-at-home.com AG	1,390	60,295
Bilfinger SE	1,869	35,791
Borussia Dortmund GmbH & Co. KGaA	6,662	43,174
Brenntag AG	13,976	740,778
CANCOM SE	2,853	152,042
Carl Zeiss Meditec AG	3,641	354,422
CECONOMY AG (b)	13,285	46,338
Cewe Stiftung & Co. KGaA	785	86,777
Commerzbank AG (b)	90,628	403,791
Security Description	Shares	Value
CompuGroup Medical SE & Co. KgaA	2,805	$ 220,688
Continental AG (b)	10,290	1,011,308
Corestate Capital Holding SA (b)	2,251	45,756
Covestro AG (b)(e)	15,726	598,789
CropEnergies AG	4,161	41,861
CTS Eventim AG & Co. KGaA (b)	5,210	217,481
Daimler AG	84,590	3,440,377
Delivery Hero SE (b)(e)	12,122	1,245,357
Dermapharm Holding SE	1,218	60,459
Deutsche Bank AG (b)	184,037	1,755,183
Deutsche Beteiligungs AG	1,870	63,479
Deutsche Boerse AG	17,682	3,199,034
Deutsche EuroShop AG (b)	3,832	54,137
Deutsche Lufthansa AG (b)(c)	20,261	203,205
Deutsche Pfandbriefbank AG (b)(e)	12,164	88,975
Deutsche Post AG	92,059	3,379,341
Deutsche Telekom AG	309,520	5,191,892
Deutsche Wohnen SE	33,405	1,500,607
Deutz AG (b)	12,501	58,808
DIC Asset AG	5,992	80,477
Draegerwerk AG & Co. KGaA Preference Shares	947	77,471
Duerr AG	4,695	122,516
E.ON SE	209,393	2,362,824
Eckert & Ziegler Strahlen- und Medizintechnik AG	397	66,468
Encavis AG	7,690	112,008
Evonik Industries AG	20,987	534,372
Evotec SE (b)	12,890	351,714
Flatex AG (b)	2,461	125,493
Fraport AG Frankfurt Airport Services Worldwide (b)	4,505	197,280
Freenet AG	11,584	185,968
Fresenius Medical Care AG & Co. KGaA	19,988	1,719,029
Fresenius SE & Co. KGaA	39,028	1,939,199
Fuchs Petrolub SE Preference Shares	5,675	228,029
GEA Group AG	15,758	499,976
Gerresheimer AG	3,436	317,440
Grand City Properties SA	10,631	245,800
GRENKE AG	2,516	195,109
Hamborner REIT AG	12,734	124,859
Hamburger Hafen und Logistik AG	2,218	37,655
Hannover Rueck SE	5,454	942,289
HeidelbergCement AG	13,461	720,366
HelloFresh SE (b)	12,377	661,900
Henkel AG & Co. KGaA Preference Shares	16,330	1,523,012
Henkel AG & Co. KGaA	9,400	786,162
HOCHTIEF AG	2,491	221,579

See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Hornbach Holding AG & Co. KGaA	1,214	$ 100,620
HUGO BOSS AG	6,469	195,987
Hypoport AG (b)	274	121,847
Indus Holding AG	1,771	59,785
Infineon Technologies AG	116,160	2,721,035
Jenoptik AG	4,194	97,949
JOST Werke AG (e)	3,047	102,838
Jungheinrich AG Preference Shares	3,727	87,602
K+S AG	17,314	109,713
KION Group AG	6,763	416,267
Kloeckner & Co. SE (b)	12,637	69,238
Knorr-Bremse AG	4,375	443,862
Koenig & Bauer AG (b)	1,881	42,118
Krones AG	2,176	139,708
KWS SAA t SE & Co. KGaA	1,045	78,285
LANXESS AG	7,715	407,854
LEG Immobilien AG	6,184	784,107
Merck KGaA	11,812	1,375,054
METRO AG	13,930	132,157
MLP SE	12,808	78,626
MorphoSys AG (b)	2,888	366,047
MTU Aero Engines AG (b)	4,731	823,413
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,424	3,494,452
Nemetschek SE	5,224	358,841
New Work SE	256	78,933
Nordex SE (b)	6,238	62,298
Norma Group SE	2,753	73,667
OSRAM Licht AG (b)	2,290	108,879
OSRAM Licht AG (b)	7,441	340,980
PATRIZIA AG	3,685	89,357
Pfeiffer Vacuum Technology AG	515	95,069
Porsche Automobil Holding SE Preference Shares	13,851	801,982
ProSiebenSat.1 Media SE (b)	21,077	251,796
Puma SE (b)	7,504	581,641
Rational AG	264	147,896
Rheinmetall AG	3,940	342,269
RHOEN-KLINIKUM AG	3,335	68,033
RIB Software SE	3,613	117,680
Rocket Internet SE (b)(e)	6,137	132,183
RWE AG	54,642	1,912,260
Salzgitter AG (b)	3,534	49,712
SAP SE	97,266	13,592,525
Sartorius AG Preference Shares	3,303	1,089,809
Scout24 AG (e)	9,733	752,786
Siemens AG	70,899	8,359,021
Siemens Healthineers AG (e)	13,930	669,380
Siltronic AG	1,900	194,773
Sirius Real Estate, Ltd.	127,528	120,785
Sixt Leasing SE	5,269	99,647
Sixt SE (b)	867	66,546
Sixt SE Preference Shares	2,921	152,086
Security Description	Shares	Value
SMA Solar Technology AG (b)	2,210	$ 68,557
Software AG	3,730	150,609
Softwareone Holding AG	4,570	113,840
Stabilus SA	2,256	118,370
STO SE & Co. KGaA Preference Shares	608	68,970
STRATEC SE	869	85,122
Stroeer SE & Co. KGaA (b)	2,557	172,498
Suedzucker AG	6,464	101,987
Symrise AG	11,948	1,395,649
TAG Immobilien AG	11,927	284,776
Takkt AG	5,349	54,760
TeamViewer AG (b)(e)	12,501	682,368
Telefonica Deutschland Holding AG	77,839	229,490
Thyssenkrupp AG (b)	37,577	268,001
TUI AG	34,483	162,947
Uniper SE	18,207	587,341
United Internet AG	9,839	417,900
Varta AG (b)	991	111,796
VERBIO Vereinigte BioEnergie AG	7,261	75,996
Volkswagen AG	3,719	600,274
Volkswagen AG Preference Shares	17,287	2,626,806
Vonovia SE	47,996	2,932,748
Vossloh AG (b)	1,786	78,309
Wacker Chemie AG	1,482	101,869
Wacker Neuson SE	5,915	89,529
Washtec AG	1,430	58,913
Wuestenrot & Wuerttembergische AG	2,120	36,115
Zalando SE (b)(e)	14,425	1,022,998
zooplus AG (b)	679	111,494
		124,067,859
GREECE — 0.1%
Aegean Airlines SA	8,153	36,634
Alpha Bank AE (b)	126,379	94,910
Eurobank Ergasias Services and Holdings SA Class A (b)	237,936	110,145
FF Group (b)(f)	122	66
GEK Terna Holding Real Estate Construction SA (b)	9,885	67,169
Hellenic Exchanges - Athens Stock Exchange SA	14,327	51,099
Hellenic Telecommunications Organization SA	20,338	274,640
Holding Co. ADMIE IPTO SA	31,100	80,073
JUMBO SA	9,840	176,829
LAMDA Development SA (b)	12,062	81,325
Motor Oil Hellas Corinth Refineries SA	5,457	75,358
Mytilineos SA	11,055	90,979
National Bank of Greece SA (b)	54,691	77,368
OPAP SA	18,404	175,334
Piraeus Bank SA (b)	26,546	47,142

See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Public Power Corp. SA (b)	11,042	$ 43,246
Terna Energy SA	8,992	97,065
		1,579,382
HONG KONG — 2.5%
AIA Group, Ltd.	1,106,200	10,351,444
Alibaba Pictures Group, Ltd. (b)(c)	1,680,000	224,914
Apollo Future Mobility Group, Ltd. (b)	1,040,000	65,169
ASM Pacific Technology, Ltd.	27,600	291,678
Bank of East Asia, Ltd.	126,340	289,610
Bosideng International Holdings, Ltd.	324,000	100,882
Budweiser Brewing Co. APAC, Ltd. (e)	140,700	411,892
Cafe de Coral Holdings, Ltd.	26,000	54,048
Champion REIT	192,000	100,288
China Everbright, Ltd.	90,000	131,119
China Gas Holdings, Ltd.	239,400	741,634
China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A	76,000	53,628
China Huishan Dairy Holdings Co., Ltd. (b)(f)	66,000	—
China Mobile, Ltd.	566,000	3,821,687
China Resources Cement Holdings, Ltd.	276,000	340,399
China Resources Land, Ltd.	289,333	1,105,894
China State Construction International Holdings, Ltd.	230,750	135,567
China Traditional Chinese Medicine Holdings Co., Ltd.	238,000	115,135
China Water Affairs Group, Ltd.	126,000	91,145
China Youzan, Ltd. (b)(c)	1,120,000	186,374
Chow Sang Sang Holdings International, Ltd.	60,000	63,814
Citychamp Watch & Jewellery Group, Ltd. (b)	286,000	57,197
CK Asset Holdings, Ltd.	235,024	1,409,399
CK Hutchison Holdings, Ltd.	244,024	1,580,209
CK Infrastructure Holdings, Ltd.	57,000	294,649
CLP Holdings, Ltd.	148,500	1,458,463
Comba Telecom Systems Holdings, Ltd.	134,000	55,061
Dah Sing Banking Group, Ltd.	38,000	34,871
Dah Sing Financial Holdings, Ltd.	13,200	37,160
Dairy Farm International Holdings, Ltd.	30,600	142,985
Fairwood Holdings, Ltd. (c)	25,500	57,149
Far East Consortium International, Ltd.	108,000	35,408
First Pacific Co., Ltd.	386,000	74,059
Galaxy Entertainment Group, Ltd.	205,000	1,406,257
Guangdong Investment, Ltd.	256,000	441,574
Security Description	Shares	Value
Guotai Junan International Holdings, Ltd.	261,000	$ 34,251
Haier Electronics Group Co., Ltd.	117,000	356,208
Haitong International Securities Group, Ltd. (c)	379,000	90,966
Hang Lung Group, Ltd.	83,000	194,237
Hang Lung Properties, Ltd.	203,000	482,590
Hang Seng Bank, Ltd.	69,200	1,165,492
Henderson Land Development Co., Ltd.	130,466	497,561
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	246,664	256,209
HKBN, Ltd.	64,000	112,229
HKT Trust & HKT, Ltd. Stapled Security	342,000	501,877
Hong Kong & China Gas Co., Ltd.	964,430	1,498,896
Hong Kong Exchanges & Clearing, Ltd.	111,761	4,760,121
Hongkong & Shanghai Hotels Ltd	37,000	33,543
Hongkong Land Holdings, Ltd.	115,800	481,673
Hutchison China MediTech, Ltd. ADR (b)	6,400	176,512
Hutchison Port Holdings Trust Stapled Security	472,800	45,563
Hutchison Telecommunications Hong Kong Holdings, Ltd.	346,000	55,166
Hysan Development Co., Ltd.	67,000	216,293
Jardine Matheson Holdings, Ltd.	19,900	832,036
Jardine Strategic Holdings, Ltd.	19,900	429,265
Jiayuan International Group, Ltd.	108,000	44,670
Johnson Electric Holdings, Ltd.	52,500	93,373
K Wah International Holdings, Ltd.	113,000	48,942
Kerry Properties, Ltd.	75,500	196,122
Kingboard Holdings, Ltd.	88,000	229,699
Kingboard Laminates Holdings, Ltd.	114,000	115,208
Lee & Man Paper Manufacturing, Ltd.	156,000	84,792
Lifestyle International Holdings, Ltd.	41,000	33,837
Link REIT	195,300	1,603,455
Luk Fook Holdings International, Ltd.	35,000	76,093
Man Wah Holdings, Ltd.	143,200	137,914
Mandarin Oriental International, Ltd.	28,600	43,331
Melco International Development, Ltd.	62,000	120,882
Melco Resorts & Entertainment, Ltd. ADR	20,230	313,970
MTR Corp., Ltd.	137,381	714,488

See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
NetDragon Websoft Holdings, Ltd.	19,000	$ 53,578
New World Development Co., Ltd.	147,581	700,731
Nine Dragons Paper Holdings, Ltd.	191,000	174,632
Nissin Foods Co., Ltd.	76,000	61,354
NWS Holdings, Ltd.	158,968	138,279
Pacific Basin Shipping, Ltd.	439,000	64,540
Pacific Textiles Holdings, Ltd.	85,000	41,201
PCCW, Ltd.	452,000	258,439
Power Assets Holdings, Ltd.	125,500	685,744
Prosperity REIT	191,000	56,998
Sands China, Ltd.	238,800	940,696
Shanghai Industrial Holdings, Ltd.	53,000	81,864
Shangri-La Asia, Ltd.	76,000	65,672
Shenzhen International Holdings, Ltd.	118,746	190,084
Shimao Group Holdings, Ltd.	111,500	476,695
Shun Tak Holdings, Ltd.	122,000	45,679
Sino Biopharmaceutical, Ltd.	620,000	1,168,580
Sino Land Co., Ltd.	268,965	340,296
SJM Holdings, Ltd.	179,000	200,684
SSY Group, Ltd.	204,000	139,764
Sun Art Retail Group, Ltd.	251,500	431,482
Sun Hung Kai Properties, Ltd.	144,000	1,839,645
SUNeVision Holdings, Ltd.	63,000	49,604
Sunlight Real Estate Investment Trust	122,000	60,821
Swire Pacific, Ltd. Class A	51,000	271,055
Swire Properties, Ltd.	119,800	305,872
Techtronic Industries Co., Ltd.	122,500	1,212,090
Television Broadcasts, Ltd.	29,700	34,616
TIMES NEIGHBORHOOD	42,000	57,426
United Laboratories International Holdings, Ltd.	60,000	51,961
Value Partners Group, Ltd.	187,000	95,328
Vinda International Holdings, Ltd.	38,000	136,508
Vitasoy International Holdings, Ltd.	74,000	284,436
VTech Holdings, Ltd.	15,300	92,170
WH Group, Ltd. (e)	869,000	750,989
Wharf Holdings, Ltd. (c)	90,000	184,157
Wharf Real Estate Investment Co., Ltd. (c)	121,000	580,877
Wheelock & Co., Ltd.	84,000	663,982
Xinyi Glass Holdings, Ltd.	156,000	192,524
Yue Yuen Industrial Holdings, Ltd.	56,500	86,122
Yuexiu Property Co., Ltd.	714,000	128,067
Yuexiu Real Estate Investment Trust	123,000	56,375
Yuexiu Transport Infrastructure, Ltd.	84,000	58,926
		55,348,769
Security Description	Shares	Value
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	59,891	$ 72,659
MOL Hungarian Oil & Gas PLC (b)	40,674	240,171
OTP Bank Nyrt (b)	21,242	745,841
Richter Gedeon Nyrt	13,084	271,151
		1,329,822
INDIA — 2.2%
Aarti Industries, Ltd.	3,883	47,973
Aavas Financiers, Ltd. (b)	1,169	20,640
Adani Ports & Special Economic Zone, Ltd.	50,750	230,608
Adani Power, Ltd. (b)	82,554	39,468
AIA Engineering, Ltd.	3,825	81,187
Alembic Pharmaceuticals, Ltd.	4,179	50,455
Ambuja Cements, Ltd.	52,062	133,473
Apollo Hospitals Enterprise, Ltd.	6,404	114,599
Ashok Leyland, Ltd.	96,463	60,087
Asian Paints, Ltd.	24,636	550,791
Astral Poly Technik, Ltd.	7,155	90,688
AstraZeneca Pharma India, Ltd.	1,288	60,498
Atul, Ltd.	634	38,305
AU Small Finance Bank, Ltd. (e)	13,987	100,199
Aurobindo Pharma, Ltd.	23,836	243,588
Avenue Supermarts, Ltd. (b)(e)	14,323	439,576
Axis Bank, Ltd.	188,084	1,017,490
Bajaj Auto, Ltd.	7,793	291,527
Bajaj Electricals, Ltd.	14,427	75,068
Bajaj Finance, Ltd.	15,528	584,445
Bajaj Finserv, Ltd.	3,547	274,862
Balkrishna Industries, Ltd.	7,352	123,420
Balrampur Chini Mills, Ltd.	31,845	56,891
Bandhan Bank, Ltd. (e)	35,286	150,477
BASF India, Ltd.	5,048	76,173
Bata India, Ltd.	2,849	49,352
Bayer CropScience, Ltd.	1,002	78,694
Berger Paints India, Ltd.	15,876	103,996
Bharat Forge, Ltd.	16,336	69,090
Bharat Petroleum Corp., Ltd.	52,710	261,368
Bharti Airtel, Ltd. (b)	227,983	1,693,223
Bharti Infratel, Ltd.	17,640	51,849
Biocon, Ltd.	26,500	136,539
Blue Dart Express, Ltd.	2,241	60,515
Blue Star, Ltd.	6,804	45,201
Bosch, Ltd.	698	105,678
Britannia Industries, Ltd.	5,514	263,701
Can Fin Homes, Ltd.	1,361	6,094
Carborundum Universal, Ltd.	16,876	62,471
Cipla, Ltd.	30,767	260,921
City Union Bank, Ltd.	9,416	15,146
Coal India, Ltd.	124,991	220,803
Colgate-Palmolive India, Ltd.	6,062	113,081
Container Corp. Of India, Ltd.	18,212	100,705
Coromandel International, Ltd.	6,490	64,855

See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Crompton Greaves Consumer Electricals, Ltd.	43,446	$ 137,417
Dabur India, Ltd.	47,756	294,961
DCB Bank, Ltd. (b)	34,567	34,699
Divi's Laboratories, Ltd.	7,572	228,702
DLF, Ltd.	51,417	100,923
Dr Lal PathLabs, Ltd. (e)	2,694	55,818
Dr Reddy's Laboratories, Ltd.	10,622	556,378
Edelweiss Financial Services, Ltd.	58,647	48,607
Eicher Motors, Ltd.	1,242	301,576
EID Parry India, Ltd. (b)	2,695	9,942
Escorts, Ltd.	5,547	76,430
FDC, Ltd.	15,589	57,695
Federal Bank, Ltd.	146,800	99,470
Finolex Industries, Ltd.	9,992	65,990
Fortis Healthcare, Ltd. (b)	45,663	73,652
GAIL India, Ltd.	130,252	177,327
GAIL India, Ltd. GDR	1,422	11,233
Galaxy Surfactants, Ltd.	4,286	84,235
Glenmark Pharmaceuticals, Ltd.	13,064	77,970
Godrej Consumer Products, Ltd.	37,767	346,046
Godrej Properties, Ltd. (b)	4,954	57,028
Granules India, Ltd.	7,280	19,508
Grasim Industries, Ltd.	21,952	180,321
Gujarat Gas, Ltd.	15,258	64,502
Gulf Oil Lubricants India, Ltd.	3,534	26,697
Havells India, Ltd.	19,396	148,816
HCL Technologies, Ltd.	95,858	707,423
HDFC Asset Management Co., Ltd. (e)	3,753	123,544
HDFC Life Insurance Co., Ltd. (b)(e)	65,155	475,902
HeidelbergCement India, Ltd.	37,912	89,279
Hero MotoCorp, Ltd.	10,709	361,889
Hindalco Industries, Ltd.	105,540	206,676
Hindustan Petroleum Corp., Ltd.	57,590	165,765
Hindustan Unilever, Ltd.	76,363	2,207,713
Housing Development Finance Corp., Ltd.	152,467	3,545,181
ICICI Bank, Ltd. ADR	29,436	273,460
ICICI Bank, Ltd.	385,450	1,797,024
ICICI Lombard General Insurance Co., Ltd. (e)	18,887	317,266
ICICI Prudential Life Insurance Co., Ltd. (e)	24,200	136,810
IDFC First Bank, Ltd. (b)	188,111	64,177
IIFL Finance, Ltd.	39,096	38,189
Indiabulls Housing Finance, Ltd.	26,026	71,370
Indiabulls Ventures, Ltd.	21,764	33,920
Indian Hotels Co., Ltd.	45,062	47,747
Indian Oil Corp., Ltd.	173,890	197,055
Indraprastha Gas, Ltd. (b)	19,502	114,682
Info Edge India, Ltd.	5,735	209,431
Infosys, Ltd. ADR	46,520	449,383
Infosys, Ltd.	269,848	2,623,113
Inox Leisure, Ltd.	20,361	61,309
Security Description	Shares	Value
InterGlobe Aviation, Ltd. (e)	8,111	$ 105,892
ITC, Ltd.	308,350	796,188
Jindal Steel & Power, Ltd. (b)	42,048	91,462
JK Cement, Ltd.	4,955	90,434
JSW Steel, Ltd.	78,136	197,887
Jubilant Foodworks, Ltd.	6,372	145,826
Kajaria Ceramics, Ltd.	12,979	67,629
Karur Vysya Bank, Ltd.	19,609	8,797
Kaveri Seed Co., Ltd.	10,556	80,556
KEI Industries, Ltd.	9,323	43,141
Lakshmi Machine Works, Ltd.	1,452	54,881
Larsen & Toubro, Ltd. GDR	2,055	25,564
Larsen & Toubro, Ltd.	40,314	505,941
LIC Housing Finance, Ltd.	27,542	96,945
Lupin, Ltd.	24,227	292,735
Mahanagar Gas, Ltd.	3,649	51,031
Mahindra & Mahindra Financial Services, Ltd.	27,266	60,597
Mahindra & Mahindra, Ltd. GDR	3,302	21,916
Mahindra & Mahindra, Ltd.	70,227	476,681
Manappuram Finance, Ltd.	37,333	75,105
Marico, Ltd.	33,140	154,513
Maruti Suzuki India, Ltd.	11,140	862,370
Max Financial Services, Ltd. (b)	15,780	113,561
Mindtree, Ltd.	3,800	46,621
Motherson Sumi Systems, Ltd.	82,206	103,442
Mphasis, Ltd.	6,599	76,992
Natco Pharma, Ltd.	7,601	63,892
NESCO, Ltd.	5,149	29,042
Nestle India, Ltd.	2,149	487,941
NTPC, Ltd.	245,225	311,987
Oil & Natural Gas Corp., Ltd.	232,372	252,318
Orient Electric, Ltd.	13,712	37,192
Page Industries, Ltd.	490	129,249
Petronet LNG, Ltd.	45,619	156,120
Phoenix Mills, Ltd.	8,044	62,429
PI Industries, Ltd.	5,742	114,224
Pidilite Industries, Ltd.	10,715	194,716
Piramal Enterprises, Ltd.	8,320	149,747
Power Grid Corp. of India, Ltd.	171,125	396,905
Prestige Estates Projects, Ltd.	13,088	36,346
Procter & Gamble Health, Ltd. (b)	760	41,006
PVR, Ltd.	3,937	52,430
Rajesh Exports, Ltd.	10,314	63,630
Rallis India, Ltd.	37,687	136,083
RBL Bank, Ltd. (e)	36,130	83,350
REC, Ltd.	54,149	77,745
Redington India, Ltd.	45,228	52,652
Reliance Industries, Ltd. GDR (e)	3,884	179,525
Reliance Industries, Ltd.	259,002	5,891,367
Reliance Industries, Ltd. GDR (e)	3,000	138,600
Rhi Magnesita NV	1,998	60,806

See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Sanofi India, Ltd.	510	$ 53,203
SBI Life Insurance Co., Ltd. (b)(e)	36,943	394,440
Shree Cement, Ltd.	804	245,810
Shriram Transport Finance Co., Ltd.	13,935	127,169
Siemens, Ltd.	6,614	96,108
Sobha, Ltd.	12,486	37,672
SPANDANA SPHOORTY FINANCIAL COMMON STOCK INR10.0 (b)	5,000	36,041
SpiceJet, Ltd. (b)	6,570	4,368
SRF, Ltd.	1,281	61,256
State Bank of India (b)	182,304	431,873
State Bank of India GDR (b)(c)	1,020	24,021
Strides Pharma Science, Ltd.	5,713	30,875
Sun Pharma Advanced Research Co., Ltd. (b)	8,505	18,267
Sun Pharmaceutical Industries, Ltd.	84,827	532,504
Sundaram Finance, Ltd.	3,454	66,462
Sunteck Realty, Ltd.	14,806	37,186
Supreme Industries, Ltd.	3,520	52,530
Symphony, Ltd.	3,877	45,104
Tata Communications, Ltd.	6,812	55,475
Tata Consultancy Services, Ltd.	83,631	2,302,154
Tata Consumer Products, Ltd.	40,179	206,343
Tata Motors, Ltd. ADR (b)(c)	1,078	7,082
Tata Motors, Ltd. (b)	143,863	188,681
Tata Power Co., Ltd.	115,538	68,866
Tata Steel, Ltd.	25,361	111,041
Tata Steel, Ltd. GDR	1,300	5,474
TeamLease Services, Ltd. (b)	1,645	36,588
Tech Mahindra, Ltd.	42,809	308,017
Timken India, Ltd.	6,375	80,282
Titan Co., Ltd.	31,142	392,114
Torrent Pharmaceuticals, Ltd.	4,600	144,639
Torrent Power, Ltd.	10,653	45,071
Tube Investments of India, Ltd.	9,555	56,284
TV18 Broadcast, Ltd. (b)	322,994	144,766
Ujjivan Financial Services, Ltd.	1,086	3,165
UltraTech Cement, Ltd.	9,938	513,766
United Spirits, Ltd. (b)	25,960	203,647
UPL, Ltd.	39,039	220,245
Varun Beverages, Ltd.	5,485	49,559
Vedanta, Ltd.	166,866	238,389
Vedanta, Ltd. ADR	1,433	8,039
Vinati Organics, Ltd.	4,690	60,036
V-Mart Retail, Ltd.	2,562	59,243
Vodafone Idea, Ltd. (b)	693,861	97,253
Voltas, Ltd.	9,215	66,752
Wipro, Ltd. ADR	7,834	25,931
Wipro, Ltd.	89,084	260,047
Wockhardt, Ltd. (b)	5,297	19,740
Yes Bank, Ltd.	122,251	42,069
Security Description	Shares	Value
Zee Entertainment Enterprises, Ltd.	67,492	$ 153,324
		48,685,001
INDONESIA — 0.4%
Ace Hardware Indonesia Tbk PT (b)	438,100	46,394
Adaro Energy Tbk PT	1,258,000	88,504
Astra International Tbk PT	2,124,900	718,721
Bank Central Asia Tbk PT	870,800	1,742,297
Bank Mandiri Persero Tbk PT	1,876,600	651,611
Bank Negara Indonesia Persero Tbk PT	651,900	210,631
Bank Rakyat Indonesia Persero Tbk PT	5,175,200	1,104,611
Bank Tabungan Negara Persero Tbk PT	370,200	32,604
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	170,800	38,267
Barito Pacific Tbk PT (b)	2,421,300	198,133
Bukit Asam Tbk PT	469,600	67,109
Bumi Serpong Damai Tbk PT (b)	1,332,000	69,642
Charoen Pokphand Indonesia Tbk PT	574,800	225,389
Ciputra Development Tbk PT	929,100	40,057
Gudang Garam Tbk PT	43,700	144,707
Hanjaya Mandala Sampoerna Tbk PT	833,400	96,760
Indah Kiat Pulp & Paper Corp. Tbk PT	239,400	100,996
Indocement Tunggal Prakarsa Tbk PT	146,800	121,861
Indofood CBP Sukses Makmur Tbk PT	220,400	144,647
Indofood Sukses Makmur Tbk PT	409,500	188,043
Jasa Marga Persero Tbk PT	150,175	46,417
Kalbe Farma Tbk PT	1,941,600	199,186
Matahari Department Store Tbk PT (b)	260,400	29,572
Media Nusantara Citra Tbk PT	419,700	26,736
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	48,550
Pakuwon Jati Tbk PT	1,357,000	39,766
Perusahaan Gas Negara Tbk PT	631,200	50,595
Semen Indonesia Persero Tbk PT	217,000	147,023
Summarecon Agung Tbk PT	864,100	35,701
Surya Citra Media Tbk PT	511,200	41,993
Telekomunikasi Indonesia Persero Tbk PT	4,592,600	983,791
Tower Bersama Infrastructure Tbk PT	785,500	61,161
Unilever Indonesia Tbk PT	744,500	413,141
United Tractors Tbk PT	146,700	170,702
XL Axiata Tbk PT	213,000	41,576
		8,366,894

See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
IRELAND — 0.4%
AerCap Holdings NV (b)	12,223	$ 376,468
AIB Group PLC (b)	54,869	69,258
Bank of Ireland Group PLC (b)	73,987	152,404
C&C Group PLC	16,149	45,904
COSMO Pharmaceuticals NV (b)	890	81,493
CRH PLC	71,868	2,472,945
Flutter Entertainment PLC (c)	8,376	1,105,491
Flutter Entertainment PLC	4,686	612,594
Glanbia PLC	14,863	168,848
Greencore Group PLC	38,062	59,043
Hibernia REIT PLC	81,189	102,470
James Hardie Industries PLC	40,045	769,822
Kerry Group PLC Class A	14,953	1,856,992
Keywords Studios PLC (c)	4,784	107,109
Kingspan Group PLC	13,936	899,377
Smurfit Kappa Group PLC	18,699	628,198
UDG Healthcare PLC	22,621	200,491
		9,708,907
ISRAEL — 0.5%
Africa Israel Properties, Ltd. (b)	2,055	48,090
Airport City, Ltd. (b)	6,576	70,890
Alony Hetz Properties & Investments, Ltd.	10,991	109,955
Amot Investments, Ltd.	20,335	92,790
Ashtrom Group, Ltd.	6,844	72,707
AudioCodes, Ltd.	2,032	65,433
Azrieli Group, Ltd.	3,569	162,805
Bank Hapoalim BM	103,196	617,456
Bank Leumi Le-Israel BM	133,321	670,907
Bayside Land Corp.	107	55,865
Bezeq The Israeli Telecommunication Corp., Ltd. (b)	180,889	164,340
Blue Square Real Estate, Ltd.	992	34,598
Caesarstone, Ltd.	2,900	34,365
Check Point Software Technologies, Ltd. (b)	11,110	1,193,547
Compugen, Ltd. (b)(c)	7,000	105,140
CyberArk Software, Ltd. (b)	3,483	345,757
Elbit Systems, Ltd.	2,428	333,951
Elco, Ltd.	2,531	83,782
Electra, Ltd.	174	74,269
Energix-Renewable Energies, Ltd. (b)	29,187	110,115
Enlight Renewable Energy, Ltd. (b)	54,647	83,877
Equital, Ltd. (b)	2,112	38,805
FIBI Holdings, Ltd.	1,612	39,369
First International Bank Of Israel, Ltd.	4,456	94,657
Fiverr International, Ltd. (b)(c)	900	66,438
Formula Systems 1985, Ltd.	1,091	85,105
Gazit-Globe, Ltd.	12,106	57,391
Gilat Satellite Networks, Ltd. (b)	8,589	55,775
Security Description	Shares	Value
Harel Insurance Investments & Financial Services, Ltd.	14,865	$ 80,893
Hilan, Ltd. (b)	1,722	69,768
ICL Group, Ltd.	60,469	180,275
Isracard, Ltd.	4,502	10,256
Israel Corp., Ltd. (b)	350	28,816
Israel Discount Bank, Ltd. Class A	105,844	323,102
Ituran Location and Control, Ltd.	2,300	36,846
Kornit Digital, Ltd. (b)(c)	3,800	202,844
Matrix IT, Ltd.	4,080	87,263
Maytronics, Ltd.	9,751	110,886
Mega Or Holdings, Ltd.	2,173	48,612
Mehadrin, Ltd. (b)	0	8
Melisron, Ltd.	2,227	84,171
Mivne Real Estate KD, Ltd. (b)	61,556	111,652
Mizrahi Tefahot Bank, Ltd.	12,097	227,501
Naphtha Israel Petroleum Corp., Ltd. (b)	12,597	41,246
Nice, Ltd. (b)	5,650	1,065,960
Norstar Holdings, Inc.	3,895	19,278
Nova Measuring Instruments, Ltd. (b)	2,278	109,840
Oil Refineries, Ltd.	162,289	30,328
Partner Communications Co., Ltd. (b)	17,416	77,294
Paz Oil Co., Ltd.	926	74,490
Phoenix Holdings, Ltd. (b)	13,973	51,934
Plus500, Ltd.	10,246	166,647
Property & Building Corp., Ltd.	682	40,990
Radware, Ltd. (b)	4,000	94,360
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,480	82,158
Reit 1, Ltd.	26,757	98,251
Sapiens International Corp. NV	3,605	97,312
Shapir Engineering and Industry, Ltd. (b)	13,487	82,155
Shikun & Binui, Ltd. (b)	18,876	67,590
Shufersal, Ltd.	16,242	106,201
Strauss Group, Ltd.	4,796	133,091
Summit Real Estate Holdings, Ltd.	5,965	54,715
Teva Pharmaceutical Industries, Ltd. ADR (b)	82,453	1,016,646
Teva Pharmaceutical Industries, Ltd. (b)	19,463	238,127
Tower Semiconductor, Ltd. (b)	9,194	175,102
UroGen Pharma, Ltd. (b)(c)	2,000	52,240
Wix.com, Ltd. (b)	4,700	1,204,234
		11,751,261
ITALY — 1.4%
A2A SpA	121,134	172,131
ACEA SpA	4,921	94,590
Amplifon SpA (b)	11,871	317,035

See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Anima Holding SpA (e)	17,421	$ 75,224
Arnoldo Mondadori Editore SpA (b)	41,346	44,750
Ascopiave SpA	16,517	69,571
Assicurazioni Generali SpA	99,918	1,517,308
ASTM SpA	4,277	97,894
Atlantia SpA (b)	44,648	721,970
Autogrill SpA (b)	11,566	61,049
Azimut Holding SpA	9,951	170,742
Banca Farmafactoring SpA (b)(e)	13,422	76,452
Banca Generali SpA	6,505	195,536
Banca Mediolanum SpA	11,786	84,794
Banca Popolare di Sondrio SCPA (b)	56,342	106,779
Banco BPM SpA (b)	118,186	176,966
BPER Banca (b)(c)	37,413	93,500
Brembo SpA (b)(c)	17,541	162,868
Brunello Cucinelli SpA (b)	3,092	92,082
Buzzi Unicem SpA	3,778	47,093
Buzzi Unicem SpA	8,867	191,536
Cairo Communication SpA (b)	36,098	59,437
Carel Industries SpA (e)	5,036	92,559
Cerved Group SpA (b)	15,889	114,247
CIR SpA-Compagnie Industriali	81,273	37,973
Credito Valtellinese SpA (b)	10,643	63,159
Davide Campari-Milano SpA	50,016	422,851
De' Longhi SpA (b)	5,153	135,116
DiaSorin SpA	2,120	407,010
doValue SpA (b)(c)(e)	6,479	58,433
El.En. SpA	2,722	69,007
Enav SpA (e)	23,366	105,518
Enel SpA	754,700	6,524,948
Eni SpA	236,054	2,262,110
ERG SpA	5,487	118,529
Falck Renewables SpA	16,956	103,990
Ferrari NV	11,696	2,002,845
Fila SpA (b)	4,681	46,239
FinecoBank Banca Fineco SpA (b)	55,369	749,135
Gruppo MutuiOnline SpA	3,985	85,129
Hera SpA	66,151	248,303
Illimity Bank SpA	8,543	70,637
IMA Industria Macchine Automatiche SpA (c)	2,085	125,285
Immobiliare Grande Distribuzione SIIQ SpA REIT	13,675	54,111
Infrastrutture Wireless Italiane SpA (e)	19,497	195,655
Interpump Group SpA	7,226	215,368
Intesa Sanpaolo SpA (b)	1,381,032	2,653,089
Iren SpA	52,897	131,316
Italgas SpA	37,542	218,413
Italmobiliare SpA	2,891	94,547
Juventus Football Club SpA (b)(c)	49,118	50,985
Security Description	Shares	Value
La Doria SpA	7,554	$ 96,426
Leonardo SpA	32,213	214,676
MARR SpA (b)	3,554	53,452
Mediaset SpA (b)(c)	40,137	71,437
Mediobanca Banca di Credito Finanziario SpA	56,268	406,201
Moncler SpA (b)	17,976	691,026
Nexi SpA (b)(e)	34,951	605,880
Piaggio & C SpA	24,484	59,327
Pirelli & C SpA (b)(e)	44,955	191,194
Poste Italiane SpA (e)	44,763	390,894
Prysmian SpA	21,944	508,906
RAI Way SpA (e)	11,872	78,065
Recordati SpA	9,463	473,368
Reply SpA	1,871	151,783
Saipem SpA	65,470	164,220
Salvatore Ferragamo SpA (b)	6,814	92,372
Saras SpA (b)	44,370	34,966
Sesa SpA	1,926	116,839
Snam SpA	185,216	902,674
Societa Cattolica di Assicurazioni SC (c)	13,369	76,925
Tamburi Investment Partners SpA	9,384	61,326
Technogym SpA (b)(e)	9,301	77,819
Telecom Italia SpA (c)(d)	763,643	301,037
Telecom Italia SpA (d)	548,107	213,257
Terna Rete Elettrica Nazionale SpA	126,622	873,110
Tinexta SpA (b)	5,449	73,073
UniCredit SpA (b)	196,875	1,816,436
Unione di Banche Italiane SpA (b)	88,442	290,215
Unipol Gruppo SpA (b)	33,290	130,006
Zignago Vetro SpA	3,618	54,133
		31,356,857
JAPAN — 16.7%
77 Bank, Ltd.	4,900	73,138
ABC-Mart, Inc.	2,900	170,266
Acom Co., Ltd.	36,100	138,263
Activia Properties, Inc. REIT	63	218,485
Adastria Co., Ltd.	2,800	44,557
ADEKA Corp.	7,500	99,776
Advan Co., Ltd. (c)	7,300	91,075
Advance Residence Investment Corp. REIT	128	381,215
Advantest Corp.	18,100	1,033,837
Aeon Co., Ltd.	60,900	1,417,991
Aeon Delight Co., Ltd.	2,000	55,804
AEON Financial Service Co., Ltd.	10,500	115,258
Aeon Mall Co., Ltd.	8,700	115,709
AEON REIT Investment Corp.	136	144,717
AGC, Inc.	14,800	424,663
Ai Holdings Corp. (c)	4,100	59,346
Aica Kogyo Co., Ltd.	4,600	151,295

See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Aichi Bank, Ltd.	2,200	$ 56,954
Aichi Corp.	11,000	76,087
Aida Engineering, Ltd.	8,700	58,919
Aiful Corp. (b)	30,500	67,463
Ain Holdings, Inc.	1,700	111,696
Air Water, Inc.	17,200	243,220
Aisin Seiki Co., Ltd.	13,800	404,842
Ajinomoto Co., Inc.	37,800	627,813
Akatsuki, Inc. (c)	1,100	39,271
Akita Bank, Ltd.	3,600	48,541
Alfresa Holdings Corp.	15,700	329,368
Alpen Co., Ltd. (c)	6,500	101,191
Alps Alpine Co., Ltd.	17,300	223,170
Altech Corp.	1,300	23,010
Amada Co., Ltd.	31,200	255,674
Amano Corp.	4,900	102,035
Amuse, Inc. (c)	2,700	55,406
ANA Holdings, Inc. (b)(c)	12,400	283,613
Anest Iwata Corp.	7,800	60,803
AnGes, Inc. (b)(c)	16,700	345,182
Anicom Holdings, Inc.	1,800	76,532
Anritsu Corp.	12,600	299,590
Aomori Bank, Ltd.	2,800	58,394
Aozora Bank, Ltd. (c)	11,600	202,440
Arata Corp.	1,900	85,433
Arcland Sakamoto Co., Ltd.	7,200	126,338
Arcland Service Holdings Co., Ltd.	4,100	72,816
Arcs Co., Ltd.	3,700	74,617
Argo Graphics, Inc.	2,900	90,908
Ariake Japan Co., Ltd.	1,200	76,076
ARTERIA Networks Corp.	5,200	92,505
Aruhi Corp. (b)(c)	3,000	42,903
As One Corp.	1,300	142,060
Asahi Co., Ltd.	5,300	73,384
Asahi Diamond Industrial Co., Ltd. (c)	16,600	75,681
Asahi Group Holdings, Ltd.	32,000	1,124,849
Asahi Holdings, Inc.	3,200	85,259
Asahi Intecc Co., Ltd.	17,800	508,442
Asahi Kasei Corp.	111,700	915,115
Asics Corp.	10,800	123,579
ASKA Pharmaceutical Co., Ltd.	7,100	80,177
ASKUL Corp.	2,400	77,152
Astellas Pharma, Inc.	175,400	2,931,546
Atom Corp. (c)	8,300	63,192
Autobacs Seven Co., Ltd.	6,500	82,200
Avex, Inc.	6,600	52,255
Awa Bank, Ltd.	2,900	65,391
Axial Retailing, Inc.	2,100	84,137
Azbil Corp.	10,000	305,900
Bandai Namco Holdings, Inc.	17,700	932,471
Bando Chemical Industries, Ltd.	9,200	56,036
Bank of Iwate, Ltd.	1,300	31,532
Bank of Kyoto, Ltd. (c)	5,500	195,577
Bank of Nagoya, Ltd.	3,700	79,627
Security Description	Shares	Value
Bank of Okinawa, Ltd.	2,300	$ 66,367
Bank of the Ryukyus, Ltd.	7,800	69,540
BayCurrent Consulting, Inc.	1,500	125,525
Belc Co., Ltd.	1,500	102,809
Benefit One, Inc.	4,200	84,757
Benesse Holdings, Inc.	6,600	177,157
BeNEXT Group, Inc.	5,700	50,148
Bic Camera, Inc.	9,400	99,945
BML, Inc.	3,000	78,204
Bridgestone Corp. (c)	51,700	1,670,032
Broadleaf Co., Ltd. (c)	12,400	60,899
BRONCO BILLY Co., Ltd. (c)	3,200	71,968
Brother Industries, Ltd.	19,200	347,177
Bunka Shutter Co., Ltd.	10,500	72,779
Calbee, Inc.	6,600	182,574
Canon Marketing Japan, Inc.	4,800	98,235
Canon, Inc. (c)	90,500	1,806,802
Capcom Co., Ltd.	8,700	318,718
Casio Computer Co., Ltd.	15,800	275,870
Cawachi, Ltd.	5,300	137,006
Central Glass Co., Ltd.	3,300	56,177
Central Japan Railway Co.	13,000	2,012,233
Central Security Patrols Co., Ltd. (c)	1,400	55,650
Chiba Bank, Ltd.	52,500	248,414
Chiyoda Co., Ltd.	5,100	55,915
Chiyoda Corp. (b)	14,600	38,570
Chofu Seisakusho Co., Ltd.	3,100	65,140
Chubu Electric Power Co., Inc.	56,600	710,466
Chubu Shiryo Co., Ltd. (c)	6,500	98,598
Chugai Pharmaceutical Co., Ltd.	60,900	3,263,302
Chugoku Bank, Ltd.	11,600	107,718
Chugoku Electric Power Co., Inc.	24,300	324,239
Chugoku Marine Paints, Ltd.	8,400	62,604
Chukyo Bank, Ltd.	3,500	69,863
CI Takiron Corp.	12,200	79,487
Citizen Watch Co., Ltd.	23,300	76,017
CKD Corp.	5,700	101,524
Coca-Cola Bottlers Japan Holdings, Inc.	10,700	194,222
cocokara fine, Inc.	1,500	81,152
COLOPL, Inc. (c)	4,900	44,850
Colowide Co., Ltd. (c)	5,200	71,043
Comforia Residential REIT, Inc.	50	149,265
Computer Engineering & Consulting, Ltd.	3,800	60,288
COMSYS Holdings Corp.	9,300	276,022
Comture Corp. (c)	1,700	44,365
Concordia Financial Group, Ltd.	106,900	343,976
CONEXIO Corp.	5,500	72,869
COOKPAD, Inc. (c)	26,600	77,994
Cosel Co., Ltd.	7,800	68,177
Cosmo Energy Holdings Co., Ltd.	4,000	58,820
Cosmos Pharmaceutical Corp.	2,000	307,125

See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Create SD Holdings Co., Ltd.	2,400	$ 74,940
Credit Saison Co., Ltd.	12,900	148,346
Curves Holdings Co., Ltd. (b)(c)	4,300	23,599
CyberAgent, Inc.	9,800	482,108
CYBERDYNE, Inc. (b)(c)	11,000	46,188
Cybozu, Inc.	7,400	232,432
Dai Nippon Printing Co., Ltd. (c)	20,200	464,793
Daicel Corp.	24,500	190,042
Dai-Dan Co., Ltd.	1,100	28,820
Daido Metal Co., Ltd.	15,200	77,308
Daido Steel Co., Ltd.	4,200	129,058
Daifuku Co., Ltd.	8,800	771,805
Daihen Corp.	2,300	82,400
Daiho Corp.	2,700	60,960
Daiichi Jitsugyo Co., Ltd.	2,400	81,535
Dai-ichi Life Holdings, Inc.	95,600	1,145,287
Daiichi Sankyo Co., Ltd.	52,200	4,273,084
Daiichikosho Co., Ltd.	3,500	104,803
Daiken Corp.	4,000	67,425
Daikin Industries, Ltd.	23,100	3,740,697
Daikokutenbussan Co., Ltd.	2,200	98,784
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,400	52,131
Daio Paper Corp. (c)	4,900	65,523
Daiseki Co., Ltd.	2,800	75,123
Daishi Hokuetsu Financial Group, Inc.	3,500	71,070
Daito Trust Construction Co., Ltd.	6,500	599,549
Daiwa House Industry Co., Ltd.	52,100	1,231,362
Daiwa House REIT Investment Corp.	180	423,821
Daiwa Industries, Ltd.	6,600	55,588
Daiwa Office Investment Corp. REIT	32	176,884
Daiwa Securities Group, Inc.	134,300	564,651
Daiwa Securities Living Investments Corp. REIT	133	123,969
Daiwabo Holdings Co., Ltd.	1,700	111,664
DCM Holdings Co., Ltd.	9,000	103,284
DeNA Co., Ltd.	10,300	128,706
Denka Co., Ltd.	6,200	152,088
Denso Corp.	39,200	1,538,591
Dentsu Group, Inc. (c)	18,700	443,964
Denyo Co., Ltd.	4,200	74,667
Descente, Ltd. (b)(c)	2,700	37,427
Dexerials Corp.	9,400	74,164
DIC Corp. (c)	5,900	148,631
Digital Arts, Inc.	1,100	89,526
Digital Garage, Inc.	2,100	67,330
Dip Corp.	2,900	58,957
Disco Corp.	2,400	585,821
DKK Co., Ltd.	2,400	58,097
DMG Mori Co., Ltd. (c)	5,500	67,261
Doshisha Co., Ltd.	4,900	74,231
Security Description	Shares	Value
Dowa Holdings Co., Ltd.	4,400	$ 133,663
DTS Corp.	3,400	70,217
Duskin Co., Ltd.	3,800	96,899
Earth Corp.	1,200	91,589
East Japan Railway Co.	27,300	1,893,338
Ebara Corp.	10,300	243,252
EDION Corp.	7,600	77,256
eGuarantee, Inc.	5,300	125,897
Ehime Bank, Ltd.	6,900	74,756
Eiken Chemical Co., Ltd.	3,800	60,878
Eisai Co., Ltd.	22,900	1,820,897
Elan Corp. (c)	2,000	35,281
Elecom Co., Ltd.	1,800	88,250
Electric Power Development Co., Ltd.	12,800	242,845
EM Systems Co., Ltd.	15,200	138,932
Enigmo, Inc. (c)	2,600	32,137
en-japan, Inc.	2,300	57,298
Enplas Corp.	2,200	48,727
eRex Co., Ltd.	3,000	39,563
ES-Con Japan, Ltd.	8,700	66,309
ESPEC Corp. (c)	4,100	68,163
Ezaki Glico Co., Ltd. (c)	3,900	186,084
FamilyMart Co., Ltd.	23,000	395,191
FAN Communications, Inc.	14,400	59,894
Fancl Corp.	9,300	277,347
FANUC Corp.	17,500	3,139,840
Fast Retailing Co., Ltd.	5,400	3,106,355
Feed One Co., Ltd.	51,700	96,877
Financial Products Group Co., Ltd. (c)	7,200	39,927
Foster Electric Co., Ltd.	3,100	30,367
FP Corp.	2,200	176,319
France Bed Holdings Co., Ltd.	7,600	59,719
Frontier Real Estate Investment Corp. REIT (c)	42	132,982
Fuji Co., Ltd.	4,000	69,669
Fuji Corp.	7,600	133,638
Fuji Electric Co., Ltd.	12,500	344,336
Fuji Kyuko Co., Ltd. (c)	2,700	84,520
Fuji Oil Holdings, Inc.	2,400	61,805
Fuji Seal International, Inc.	3,900	75,961
Fuji Soft, Inc.	1,600	63,558
Fujicco Co., Ltd.	4,500	83,722
FUJIFILM Holdings Corp.	33,400	1,430,769
Fujikura, Ltd.	39,500	114,442
Fujimi, Inc.	2,900	89,573
Fujimori Kogyo Co., Ltd.	2,700	94,197
Fujio Food System Co., Ltd. (c)	4,800	63,868
Fujitec Co., Ltd.	5,700	104,970
Fujitsu General, Ltd.	4,300	88,416
Fujitsu, Ltd.	17,800	2,085,822
Fujiya Co., Ltd.	3,600	74,485
Fukuda Corp.	1,800	81,704
Fukui Computer Holdings, Inc.	3,000	76,274
Fukuoka Financial Group, Inc.	13,200	208,878

See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Fukuoka REIT Corp.	76	$ 92,856
Fukushima Galilei Co., Ltd.	2,400	76,280
Fukuyama Transporting Co., Ltd.	3,000	105,210
FULLCAST Holdings Co., Ltd.	3,600	48,064
Funai Soken Holdings, Inc. (c)	3,000	67,935
Furukawa Co., Ltd.	5,200	53,051
Furukawa Electric Co., Ltd.	6,100	148,263
Fuso Chemical Co., Ltd.	3,100	113,277
Futaba Corp.	6,000	54,972
Fuyo General Lease Co., Ltd.	2,900	161,720
Gakken Holdings Co., Ltd.	2,400	32,331
Genky DrugStores Co., Ltd.	3,300	109,403
Geo Holdings Corp.	5,700	71,689
Giken, Ltd.	2,200	103,813
Global One Real Estate Investment Corp. REIT	91	84,538
Glory, Ltd.	4,000	91,318
GLP J-REIT	332	480,157
GMO internet, Inc. (c)	4,200	116,774
GMO Payment Gateway, Inc.	3,800	397,787
GNI Group, Ltd. (b)	3,600	55,262
Godo Steel, Ltd.	3,600	61,431
Goldcrest Co., Ltd.	3,600	49,449
Goldwin, Inc.	1,300	85,303
Gree, Inc. (c)	15,200	65,390
GS Yuasa Corp.	6,000	106,648
GungHo Online Entertainment, Inc.	3,200	57,261
Gunma Bank, Ltd.	44,800	142,750
Gurunavi, Inc.	3,800	26,144
H2O Retailing Corp.	7,900	52,897
Hachijuni Bank, Ltd.	28,400	108,188
Hakuhodo DY Holdings, Inc.	18,800	224,564
Hamakyorex Co., Ltd.	2,200	63,526
Hamamatsu Photonics KK	12,900	562,196
Hankyu Hanshin Holdings, Inc.	20,800	703,173
Hankyu Hanshin REIT, Inc.	94	108,546
Harmonic Drive Systems, Inc.	2,700	149,064
Haseko Corp.	22,600	285,592
Hazama Ando Corp.	9,700	56,313
HEALIOS KK (b)	3,200	51,474
Heiwa Corp.	5,300	88,718
Heiwa Real Estate Co., Ltd.	2,900	83,154
Heiwa Real Estate REIT, Inc.	115	109,272
Hibiya Engineering, Ltd.	4,100	71,219
Hiday Hidaka Corp.	3,500	54,640
Hikari Tsushin, Inc.	1,900	434,794
Hino Motors, Ltd.	29,300	198,954
Hioki EE Corp. (c)	2,100	56,237
Hirata Corp.	1,100	57,911
Hirose Electric Co., Ltd.	3,300	362,669
Hiroshima Bank, Ltd.	29,200	138,241
Hisamitsu Pharmaceutical Co., Inc.	5,400	292,145
Hitachi Capital Corp.	5,300	117,422
Security Description	Shares	Value
Hitachi Construction Machinery Co., Ltd.	9,600	$ 266,900
Hitachi Metals, Ltd.	17,900	214,725
Hitachi Transport System, Ltd.	4,800	128,482
Hitachi, Ltd.	87,500	2,783,492
Hochiki Corp.	5,300	60,366
Hodogaya Chemical Co., Ltd.	2,200	89,635
Hogy Medical Co., Ltd.	2,100	64,879
Hokkaido Electric Power Co., Inc.	31,100	119,380
Hokkoku Bank, Ltd.	1,900	50,564
Hokuetsu Corp.	13,800	48,902
Hokuhoku Financial Group, Inc.	15,100	125,533
Hokuriku Electric Power Co.	11,800	75,139
Hokuto Corp.	6,300	118,669
Honda Motor Co., Ltd.	151,200	3,872,988
Horiba, Ltd. (c)	3,300	174,731
Hoshino Resorts REIT, Inc. (c)	28	121,066
Hoshizaki Corp.	4,500	386,020
Hosiden Corp.	7,100	62,490
Hosokawa Micron Corp.	2,600	137,823
House Foods Group, Inc.	5,300	171,457
Hoya Corp.	35,100	3,363,944
Hulic Co., Ltd. (c)	26,300	248,506
Hulic Reit, Inc.	63	78,372
Hyakugo Bank, Ltd.	22,900	69,947
Hyakujushi Bank, Ltd.	4,200	75,953
Ibiden Co., Ltd.	10,200	298,801
Ichigo Office REIT Investment Corp.	122	84,842
Ichigo, Inc.	17,400	43,909
Icom, Inc.	3,400	97,843
Idec Corp.	3,800	60,856
Idemitsu Kosan Co., Ltd.	17,877	381,850
IHI Corp.	11,600	168,442
Iida Group Holdings Co., Ltd.	13,600	209,184
Inaba Denki Sangyo Co., Ltd.	3,200	71,415
Inabata & Co., Ltd.	5,700	69,146
Industrial & Infrastructure Fund Investment Corp. REIT	166	268,227
Ines Corp.	6,800	86,191
Infocom Corp.	2,800	76,851
Infomart Corp.	13,600	94,202
Information Services International-Dentsu, Ltd.	1,000	46,549
Inpex Corp.	92,600	578,701
Insource Co., Ltd. (c)	1,600	39,403
Internet Initiative Japan, Inc.	3,000	102,731
Invesco Office J-Reit, Inc.	835	108,645
Invincible Investment Corp. REIT	527	136,904
IR Japan Holdings, Ltd.	1,100	116,019
Iriso Electronics Co., Ltd. (c)	1,500	49,402
Iseki & Co., Ltd.	5,100	52,652
Isetan Mitsukoshi Holdings, Ltd.	28,000	161,275
Isuzu Motors, Ltd.	46,200	420,185
Ito En, Ltd.	5,500	310,727

See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
ITOCHU Corp.	121,900	$ 2,639,851
Itochu Techno-Solutions Corp.	9,500	357,562
Itoham Yonekyu Holdings, Inc.	15,500	93,491
Itokuro, Inc. (b)(c)	4,800	59,063
Iwatani Corp.	2,800	98,013
Iyo Bank, Ltd.	28,400	173,986
Izumi Co., Ltd.	3,200	101,524
J Front Retailing Co., Ltd.	21,300	142,620
JAC Recruitment Co., Ltd.	3,700	39,493
Jaccs Co., Ltd.	3,300	54,099
Jafco Co., Ltd.	3,600	121,843
Japan Airlines Co., Ltd.	12,500	225,757
Japan Airport Terminal Co., Ltd.	3,700	158,018
Japan Aviation Electronics Industry, Ltd.	5,700	77,201
Japan Best Rescue System Co., Ltd.	2,200	17,108
Japan Elevator Service Holdings Co., Ltd.	2,800	90,654
Japan Excellent, Inc. REIT	102	118,662
Japan Exchange Group, Inc.	47,700	1,105,650
Japan Hotel REIT Investment Corp.	386	160,252
Japan Lifeline Co., Ltd.	4,500	59,705
Japan Logistics Fund, Inc. REIT	78	212,017
Japan Material Co., Ltd.	5,700	89,984
Japan Petroleum Exploration Co., Ltd.	2,300	38,938
Japan Post Bank Co., Ltd.	32,300	240,423
Japan Post Holdings Co., Ltd.	142,500	1,017,825
Japan Post Insurance Co., Ltd.	17,400	229,460
Japan Prime Realty Investment Corp. REIT (c)	67	196,716
Japan Pulp & Paper Co., Ltd.	2,000	73,189
Japan Real Estate Investment Corp. REIT	119	611,231
Japan Retail Fund Investment Corp. REIT	213	266,638
Japan Steel Works, Ltd.	3,600	51,508
Japan Tobacco, Inc. (c)	108,500	2,016,825
JCR Pharmaceuticals Co., Ltd.	1,000	105,560
JCU Corp.	3,500	109,703
Jeol, Ltd.	3,000	83,399
JFE Holdings, Inc.	40,400	292,316
JGC Holdings Corp.	20,200	213,185
JINS Holdings, Inc.	1,200	73,169
JM Holdings Co., Ltd.	4,100	114,809
J-Oil Mills, Inc.	1,800	66,588
Joshin Denki Co., Ltd. (c)	3,500	70,410
Joyful Honda Co., Ltd. (c)	6,400	84,540
JSR Corp.	18,200	353,372
JTEKT Corp.	23,200	181,301
Justsystems Corp.	2,800	199,275
JVC Kenwood Corp.	20,000	30,436
JXTG Holdings, Inc.	268,700	958,597
Kadokawa Dwango	4,800	98,716
Kagome Co., Ltd.	7,100	212,309
Security Description	Shares	Value
Kajima Corp.	39,600	$ 473,886
Kakaku.com, Inc.	12,400	316,144
Kaken Pharmaceutical Co., Ltd.	3,100	158,887
Kamakura Shinsho, Ltd.	2,000	20,983
Kameda Seika Co., Ltd.	1,600	77,108
Kamigumi Co., Ltd.	10,700	210,607
Kanamoto Co., Ltd.	3,000	65,767
Kandenko Co., Ltd.	8,400	71,458
Kaneka Corp.	5,200	135,449
Kanematsu Corp.	6,200	74,552
Kanematsu Electronics, Ltd.	1,000	35,647
Kansai Electric Power Co., Inc.	63,700	617,767
Kansai Mirai Financial Group, Inc. (c)	8,100	30,522
Kansai Paint Co., Ltd.	14,500	306,666
Kanto Denka Kogyo Co., Ltd.	9,100	72,486
Kao Corp.	44,400	3,526,426
Kappa Create Co., Ltd. (b)	7,600	103,692
Katakura Industries Co., Ltd.	5,600	59,622
Katitas Co., Ltd.	3,800	88,481
Kato Sangyo Co., Ltd.	2,100	68,876
Kawasaki Heavy Industries, Ltd.	15,500	224,063
Kawasaki Kisen Kaisha, Ltd. (b)(c)	6,700	63,624
KDDI Corp.	162,700	4,858,553
Keihan Holdings Co., Ltd.	8,400	375,451
Keihanshin Building Co., Ltd.	6,200	79,995
Keihin Corp.	2,900	67,952
Keikyu Corp.	19,100	292,514
Keio Corp.	9,400	538,412
Keisei Electric Railway Co., Ltd.	10,900	341,895
Keiyo Co., Ltd.	15,400	105,725
Kenedix Office Investment Corp. REIT	44	246,060
Kenedix Residential Next Investment Corp. REIT (c)	73	126,251
Kenedix Retail REIT Corp.	49	91,819
Kenedix, Inc.	15,700	77,658
Kenko Mayonnaise Co., Ltd. (c)	3,000	53,868
Kewpie Corp.	8,100	152,764
Key Coffee, Inc.	8,000	169,910
Keyence Corp.	16,800	7,046,107
KH Neochem Co., Ltd.	3,300	62,584
Kikkoman Corp.	13,800	667,063
Kinden Corp.	11,400	188,564
Kintetsu Group Holdings Co., Ltd.	15,500	696,057
Kirin Holdings Co., Ltd.	76,400	1,611,836
Kisoji Co., Ltd.	6,300	143,133
Kissei Pharmaceutical Co., Ltd.	3,200	80,913
Kiyo Bank, Ltd.	5,000	76,191
KNT-CT Holdings Co., Ltd. (b)(c)	4,900	45,364
Kobayashi Pharmaceutical Co., Ltd.	4,600	404,789
Kobe Bussan Co., Ltd.	4,700	267,115
Kobe Steel, Ltd. (b)	35,800	124,149

See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Koei Tecmo Holdings Co., Ltd.	4,300	$ 140,229
Kohnan Shoji Co., Ltd.	3,300	104,127
Koito Manufacturing Co., Ltd.	9,500	384,687
Kokuyo Co., Ltd.	8,000	97,078
Komatsu, Ltd.	84,000	1,721,799
KOMEDA Holdings Co., Ltd.	4,200	71,332
Konami Holdings Corp. (c)	7,700	257,155
Konica Minolta, Inc.	34,900	121,470
Konishi Co., Ltd.	5,200	72,795
Konoike Transport Co., Ltd.	4,700	50,894
Kose Corp.	3,100	375,559
Koshidaka Holdings Co., Ltd.	4,300	16,718
Kotobuki Spirits Co., Ltd.	1,400	57,688
Kourakuen Holdings Corp. (c)	1,800	25,963
K's Holdings Corp.	17,300	236,517
Kubota Corp.	96,700	1,447,717
Kumagai Gumi Co., Ltd.	3,200	76,920
Kumiai Chemical Industry Co., Ltd. (c)	7,900	73,910
Kurabo Industries, Ltd.	1,400	29,496
Kuraray Co., Ltd. (c)	26,200	274,404
Kureha Corp.	1,200	52,804
Kurita Water Industries, Ltd.	9,500	264,493
Kusuri no Aoki Holdings Co., Ltd.	1,400	110,150
KYB Corp. (b)	1,600	30,025
Kyocera Corp.	29,000	1,584,273
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,800	70,825
KYORIN Holdings, Inc.	6,100	125,028
Kyoritsu Maintenance Co., Ltd.	1,600	54,783
Kyowa Exeo Corp.	10,400	249,901
Kyowa Kirin Co., Ltd.	20,800	548,011
Kyudenko Corp.	3,500	103,398
Kyushu Electric Power Co., Inc.	33,000	276,808
Kyushu Financial Group, Inc.	27,600	116,979
Kyushu Railway Co.	13,600	353,674
LaSalle Logiport REIT	93	143,358
Lasertec Corp.	6,500	614,961
Lawson, Inc.	4,300	216,473
LEC, Inc. (c)	7,500	113,003
Leopalace21 Corp. (b)(c)	27,000	52,995
LIFULL Co., Ltd.	11,100	43,808
LINE Corp. (b)	4,900	246,819
Lintec Corp.	3,800	90,643
Lion Corp.	18,400	442,919
LIXIL Group Corp.	20,900	293,770
LIXIL VIVA Corp.	4,700	113,629
M&A Capital Partners Co., Ltd. (b)	1,300	48,365
M3, Inc.	40,100	1,704,914
Mabuchi Motor Co., Ltd.	4,900	156,497
Macnica Fuji Electronics Holdings, Inc.	5,800	84,133
Maeda Corp.	19,500	149,372
Maeda Kosen Co., Ltd.	1,800	41,227
Security Description	Shares	Value
Maeda Road Construction Co., Ltd.	3,500	$ 66,061
Makino Milling Machine Co., Ltd.	2,000	61,601
Makita Corp.	20,300	738,814
Mandom Corp.	3,500	64,685
Mani, Inc.	4,700	124,877
Mars Group Holdings Corp.	3,900	58,857
Marubeni Corp.	142,200	646,468
Marudai Food Co., Ltd.	4,400	77,652
Maruha Nichiro Corp.	6,800	139,385
Marui Group Co., Ltd.	16,400	296,912
Maruichi Steel Tube, Ltd.	5,100	127,225
Maruwa Co., Ltd.	1,000	75,749
Maruwa Unyu Kikan Co., Ltd. (c)	2,700	76,184
Maruzen Showa Unyu Co., Ltd.	2,600	80,951
Marvelous, Inc.	9,200	59,993
Matsui Securities Co., Ltd.	13,000	100,639
Matsumotokiyoshi Holdings Co., Ltd.	6,700	243,672
Matsuya Co., Ltd. (c)	8,800	56,078
Matsuyafoods Holdings Co., Ltd.	2,200	74,696
Max Co., Ltd.	4,200	59,555
Mazda Motor Corp.	51,400	310,812
McDonald's Holdings Co. Japan, Ltd.	6,300	340,784
MCJ Co., Ltd.	5,700	45,589
MCUBS MidCity Investment Corp. REIT	131	95,526
Mebuki Financial Group, Inc.	86,200	200,967
Medical Data Vision Co., Ltd. (b)	10,000	114,540
Medipal Holdings Corp.	18,600	359,291
Megmilk Snow Brand Co., Ltd.	3,800	88,584
Meidensha Corp.	4,000	65,084
MEIJI Holdings Co., Ltd.	10,300	820,317
Meiko Network Japan Co., Ltd.	10,500	83,280
Meitec Corp.	2,300	111,369
Menicon Co., Ltd.	2,000	98,935
Mercari, Inc. (b)	7,400	229,970
METAWATER Co., Ltd.	2,100	96,814
Micronics Japan Co., Ltd.	8,600	90,952
Mie Kotsu Group Holdings, Inc.	19,400	85,086
Milbon Co., Ltd.	1,300	62,191
Mimasu Semiconductor Industry Co., Ltd.	4,300	93,122
MINEBEA MITSUMI, Inc.	33,400	609,311
Ministop Co., Ltd.	11,400	159,968
Miraca Holdings, Inc.	4,100	96,928
Mirai Corp. REIT	175	61,838
Mirait Holdings Corp.	6,900	103,440
Miroku Jyoho Service Co., Ltd.	2,500	52,677
MISUMI Group, Inc.	24,500	615,668
Mitsubishi Chemical Holdings Corp.	114,000	665,364

See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Mitsubishi Corp.	122,300	$ 2,586,565
Mitsubishi Electric Corp.	165,100	2,158,214
Mitsubishi Estate Co., Ltd.	107,500	1,603,282
Mitsubishi Estate Logistics REIT Investment Corp.	37	136,238
Mitsubishi Gas Chemical Co., Inc.	16,900	257,254
Mitsubishi Heavy Industries, Ltd.	29,000	685,264
Mitsubishi Logistics Corp.	6,900	178,231
Mitsubishi Materials Corp.	11,800	249,370
Mitsubishi Motors Corp.	64,600	160,240
Mitsubishi Shokuhin Co., Ltd.	1,300	33,239
Mitsubishi UFJ Financial Group, Inc.	1,133,600	4,465,032
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,900	195,331
Mitsuboshi Belting, Ltd.	4,200	65,848
Mitsui & Co., Ltd.	149,800	2,221,381
Mitsui Chemicals, Inc.	18,500	387,270
Mitsui E&S Holdings Co., Ltd. (b)	6,500	25,112
Mitsui Fudosan Co., Ltd.	80,100	1,424,142
Mitsui Fudosan Logistics Park, Inc. REIT	29	129,770
Mitsui Mining & Smelting Co., Ltd.	3,300	67,681
Mitsui OSK Lines, Ltd.	10,800	192,328
Mitsui-Soko Holdings Co., Ltd.	2,000	27,760
Mitsuuroko Group Holdings Co., Ltd.	3,800	40,843
Miura Co., Ltd.	7,700	321,128
Mixi, Inc.	3,900	69,037
Miyazaki Bank, Ltd.	3,100	68,759
Mizuho Financial Group, Inc.	2,182,100	2,686,320
Mizuno Corp.	3,400	65,568
Mochida Pharmaceutical Co., Ltd.	3,500	130,531
Money Forward, Inc. (b)	2,200	121,955
Monogatari Corp (c)	700	54,716
MonotaRO Co., Ltd.	11,400	458,416
Mori Hills REIT Investment Corp.	153	192,890
Mori Trust Hotel Reit, Inc.	98	89,488
Mori Trust Sogo Reit, Inc.	90	111,110
Morinaga & Co., Ltd.	3,400	132,142
Morinaga Milk Industry Co., Ltd.	3,200	142,593
Morita Holdings Corp.	4,400	76,871
MOS Food Services, Inc. (c)	3,100	85,587
MS&AD Insurance Group Holdings, Inc.	42,900	1,182,395
MTI, Ltd.	10,500	62,357
Murata Manufacturing Co., Ltd.	52,000	3,067,878
Musashino Bank, Ltd.	2,300	33,000
Nabtesco Corp. (c)	9,700	300,438
Nachi-Fujikoshi Corp. (c)	1,200	37,886
Security Description	Shares	Value
Nagaileben Co., Ltd.	3,300	$ 81,062
Nagase & Co., Ltd.	8,100	101,408
Nagoya Railroad Co., Ltd.	15,500	437,237
Nakanishi, Inc.	4,700	61,487
Nankai Electric Railway Co., Ltd.	7,900	181,068
Nanto Bank, Ltd.	3,100	60,406
NEC Capital Solutions, Ltd.	3,800	70,091
NEC Corp.	21,900	1,053,078
NEC Networks & System Integration Corp.	6,000	122,846
NET One Systems Co., Ltd.	8,300	277,256
Nexon Co., Ltd.	46,800	1,056,522
Nextage Co., Ltd.	6,800	54,835
NGK Insulators, Ltd.	22,700	314,784
NGK Spark Plug Co., Ltd.	14,900	214,335
NH Foods, Ltd.	7,700	310,111
NHK Spring Co., Ltd.	28,100	182,905
Nichias Corp.	4,100	85,758
Nichiban Co., Ltd. (c)	4,600	62,411
Nichiden Corp.	3,800	83,188
Nichiha Corp.	2,600	55,591
NichiiGakkan Co., Ltd.	4,200	65,032
Nichi-iko Pharmaceutical Co., Ltd.	6,000	72,819
Nichirei Corp.	8,300	242,061
Nidec Corp.	40,400	2,723,968
Nifco, Inc.	6,600	141,314
Nihon Chouzai Co., Ltd.	4,000	59,212
Nihon Kohden Corp.	7,200	242,197
Nihon M&A Center, Inc.	13,000	591,707
Nihon Nohyaku Co., Ltd. (c)	15,600	67,958
Nihon Parkerizing Co., Ltd.	12,300	123,657
Nihon Trim Co., Ltd.	1,800	51,477
Nihon Unisys, Ltd.	6,600	207,685
Nikkiso Co., Ltd. (c)	4,200	40,173
Nikkon Holdings Co., Ltd.	4,900	97,500
Nikon Corp.	25,700	216,017
Nintendo Co., Ltd.	10,300	4,608,648
Nippo Corp.	4,300	108,700
Nippon Accommodations Fund, Inc. REIT	39	225,711
Nippon Building Fund, Inc. REIT	119	678,290
Nippon Ceramic Co., Ltd.	2,800	59,234
Nippon Densetsu Kogyo Co., Ltd.	3,100	68,683
Nippon Electric Glass Co., Ltd. (c)	7,500	117,910
Nippon Express Co., Ltd.	6,400	332,139
Nippon Flour Mills Co., Ltd.	3,900	58,596
Nippon Gas Co., Ltd.	2,500	107,582
Nippon Kanzai Co., Ltd.	4,000	73,224
Nippon Kayaku Co., Ltd.	13,800	144,487
Nippon Koei Co., Ltd.	2,400	67,202
Nippon Light Metal Holdings Co., Ltd.	145,000	254,223

See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Nippon Paint Holdings Co., Ltd. (c)	12,900	$ 941,670
Nippon Paper Industries Co., Ltd.	10,500	147,393
Nippon Parking Development Co., Ltd.	44,800	58,057
Nippon Prologis REIT, Inc.	173	526,122
NIPPON REIT Investment Corp.	38	122,941
Nippon Road Co., Ltd.	1,200	80,850
Nippon Sharyo, Ltd. (b)	2,900	67,837
Nippon Shinyaku Co., Ltd.	4,400	359,439
Nippon Shokubai Co., Ltd.	3,200	167,876
Nippon Signal Co., Ltd.	6,300	66,377
Nippon Soda Co., Ltd.	2,900	76,107
Nippon Steel Corp.	79,500	751,858
Nippon Suisan Kaisha, Ltd.	14,200	61,860
Nippon Telegraph & Telephone Corp.	119,500	2,786,605
Nippon Thompson Co., Ltd.	17,300	54,614
Nippon Yusen KK	17,500	247,887
Nipro Corp.	16,000	177,470
Nishimatsu Construction Co., Ltd.	4,300	85,896
Nishimatsuya Chain Co., Ltd.	9,000	92,937
Nishi-Nippon Financial Holdings, Inc.	11,300	76,437
Nishi-Nippon Railroad Co., Ltd.	7,200	195,532
Nishio Rent All Co., Ltd.	2,900	59,978
Nissan Chemical Corp.	10,900	561,260
Nissan Motor Co., Ltd.	219,500	814,683
Nisshin Oillio Group, Ltd.	2,200	68,908
Nisshin Seifun Group, Inc.	16,400	245,082
Nisshinbo Holdings, Inc.	12,900	93,925
Nissin Corp.	4,900	69,239
Nissin Foods Holdings Co., Ltd.	5,400	478,838
Nissin Kogyo Co., Ltd.	2,200	44,784
Nitori Holdings Co., Ltd.	7,100	1,393,251
Nitta Corp.	1,700	37,036
Nitto Boseki Co., Ltd.	2,300	114,850
Nitto Denko Corp.	14,400	817,019
Nitto Kogyo Corp.	3,700	66,535
Nittoku Co., Ltd. (c)	2,600	73,342
Noevir Holdings Co., Ltd.	1,400	59,903
NOF Corp.	6,100	211,375
Nohmi Bosai, Ltd.	1,800	35,004
NOK Corp.	14,600	182,000
Nomura Co., Ltd.	5,300	44,317
Nomura Holdings, Inc.	297,200	1,336,608
Nomura Real Estate Holdings, Inc.	11,300	210,552
Nomura Real Estate Master Fund, Inc. REIT	354	424,338
Nomura Research Institute, Ltd.	30,700	839,201
Noritz Corp.	6,800	82,903
NS Solutions Corp.	3,800	104,038
NSD Co., Ltd.	4,800	82,120
Security Description	Shares	Value
NSK, Ltd.	38,700	$ 289,045
NTN Corp.	36,100	72,572
NTT Data Corp.	54,500	609,839
NTT DOCOMO, Inc.	122,800	3,262,815
Obayashi Corp.	57,200	538,212
OBIC Business Consultants Co., Ltd.	2,000	106,443
Obic Co., Ltd.	5,600	987,761
Odakyu Electric Railway Co., Ltd.	28,000	688,191
Ogaki Kyoritsu Bank, Ltd.	3,000	63,504
Ohsho Food Service Corp.	1,200	67,003
Oiles Corp.	4,900	63,529
Oisix ra daichi, Inc. (b)	400	7,841
Oita Bank, Ltd.	2,700	59,785
Oji Holdings Corp.	74,500	347,859
Okabe Co., Ltd.	8,900	67,260
Okamoto Industries, Inc.	1,900	70,141
Oki Electric Industry Co., Ltd.	5,300	51,246
Okinawa Electric Power Co., Inc.	4,935	82,258
OKUMA Corp.	2,300	98,996
Okumura Corp.	2,700	62,295
Okuwa Co., Ltd.	6,200	95,306
Olympus Corp.	105,400	2,030,905
Omron Corp.	16,800	1,126,172
One REIT, Inc.	31	74,631
Ono Pharmaceutical Co., Ltd.	33,600	981,485
Open House Co., Ltd.	4,400	151,011
Optex Group Co., Ltd.	4,700	53,617
Optorun Co., Ltd.	2,400	56,299
Oracle Corp. Japan	3,500	415,490
Organo Corp.	1,500	81,220
Oriental Land Co., Ltd.	18,100	2,393,838
ORIX Corp.	119,800	1,488,828
Orix JREIT, Inc.	224	295,508
Osaka Gas Co., Ltd.	33,900	670,659
Osaka Soda Co., Ltd.	2,700	59,783
Osaki Electric Co., Ltd.	12,500	58,500
OSG Corp.	6,600	101,340
OSJB Holdings Corp.	38,400	82,588
Otsuka Corp.	8,900	470,452
Otsuka Holdings Co., Ltd.	36,500	1,592,067
Outsourcing, Inc.	8,200	52,316
Oyo Corp.	6,900	90,260
Pacific Industrial Co., Ltd.	3,700	32,654
Pack Corp. (c)	2,300	66,900
PAL GROUP Holdings Co., Ltd.	4,400	53,121
PALTAC Corp.	2,900	133,898
Pan Pacific International Holdings Corp.	39,500	870,384
Panasonic Corp.	201,300	1,766,682
Paramount Bed Holdings Co., Ltd.	1,800	73,604
Park24 Co., Ltd.	10,500	180,173
Pasona Group, Inc. (c)	4,800	53,355

See accompanying notes to financial statements.
98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Penta-Ocean Construction Co., Ltd.	27,600	$ 149,175
PeptiDream, Inc. (b)	7,200	332,020
Persol Holdings Co., Ltd.	17,000	234,572
Pigeon Corp. (c)	11,100	429,984
Pilot Corp.	2,400	73,074
Piolax, Inc.	2,400	35,932
PKSHA Technology, Inc. (b)(c)	1,700	46,107
Plenus Co., Ltd. (c)	4,100	68,128
Pola Orbis Holdings, Inc.	9,700	169,489
Premier Investment Corp. REIT	96	106,742
Pressance Corp.	4,300	47,450
Prestige International, Inc.	8,800	66,360
Prima Meat Packers, Ltd.	3,400	91,389
Proto Corp.	3,000	28,013
Raiznext Corp.	6,900	78,046
Raksul, Inc. (b)(c)	2,100	57,332
Rakus Co., Ltd.	4,800	84,911
Rakuten, Inc.	79,500	702,809
Raysum Co., Ltd.	6,800	60,035
Recruit Holdings Co., Ltd.	125,800	4,329,892
Relia, Inc.	5,700	53,130
Relo Group, Inc.	10,800	203,962
Renesas Electronics Corp. (b)	59,800	307,653
Rengo Co., Ltd.	9,900	80,770
Resona Holdings, Inc.	175,500	601,043
Resorttrust, Inc.	7,400	96,121
Restar Holdings Corp.	4,300	83,748
Retail Partners Co., Ltd.	8,600	135,613
Rheon Automatic Machinery Co., Ltd. (c)	4,900	56,454
Ricoh Co., Ltd.	61,000	438,075
Ricoh Leasing Co., Ltd.	1,200	33,145
Riken Keiki Co., Ltd. (c)	3,700	81,994
Riken Vitamin Co., Ltd.	4,400	93,085
Ringer Hut Co., Ltd.	4,000	87,047
Rinnai Corp.	2,600	217,914
Riso Kagaku Corp. (c)	1,800	24,906
Riso Kyoiku Co., Ltd.	12,100	36,591
Rock Field Co., Ltd. (c)	6,900	83,396
Rohm Co., Ltd.	8,100	539,029
Rohto Pharmaceutical Co., Ltd.	7,300	232,080
Round One Corp. (c)	4,900	35,464
Ryohin Keikaku Co., Ltd.	18,500	263,355
Ryosan Co., Ltd.	2,800	57,765
Ryoyo Electro Corp.	4,900	132,984
S Foods, Inc.	1,500	36,676
Saizeriya Co., Ltd.	2,700	52,366
Sakai Chemical Industry Co., Ltd. (c)	3,000	56,825
Sakai Moving Service Co., Ltd.	1,200	61,280
Sakata INX Corp.	6,900	65,986
Sakata Seed Corp.	2,600	83,113
SAMTY Co., Ltd.	4,100	52,276
Samty Residential Investment Corp. REIT	80	78,642
Security Description	Shares	Value
San ju San Financial Group, Inc.	5,200	$ 63,943
San-A Co., Ltd.	1,500	57,549
San-Ai Oil Co., Ltd.	7,300	66,057
SanBio Co., Ltd. (b)(c)	2,600	40,511
Sangetsu Corp.	5,700	80,781
San-In Godo Bank, Ltd.	12,800	64,658
Sanken Electric Co., Ltd.	3,300	65,036
Sankyo Co., Ltd.	3,800	92,057
Sankyo Tateyama, Inc.	6,600	58,888
Sankyu, Inc.	4,900	184,838
Sanrio Co., Ltd. (c)	4,400	68,288
Sanshin Electronics Co., Ltd.	5,100	72,918
Santen Pharmaceutical Co., Ltd.	31,000	571,169
Sanwa Holdings Corp.	17,000	152,899
Sapporo Holdings, Ltd.	6,900	129,862
Sato Holdings Corp.	2,600	56,589
Sawai Pharmaceutical Co., Ltd.	2,900	149,179
SBI Holdings, Inc.	19,900	432,200
SBS Holdings, Inc.	4,500	92,975
SCREEN Holdings Co., Ltd. (c)	2,500	117,551
SCSK Corp.	4,000	195,862
Secom Co., Ltd.	19,000	1,668,502
Sega Sammy Holdings, Inc.	18,200	218,349
Seibu Holdings, Inc.	17,600	191,862
Seiko Epson Corp.	23,200	265,993
Seino Holdings Co., Ltd.	12,900	168,298
Sekisui Chemical Co., Ltd.	30,700	440,228
Sekisui House Reit, Inc.	369	237,029
Sekisui House, Ltd.	56,200	1,073,874
Sekisui Jushi Corp.	3,600	72,490
Sekisui Plastics Co., Ltd.	10,300	55,453
Senko Group Holdings Co., Ltd.	8,900	66,207
Senshu Ikeda Holdings, Inc.	18,200	27,180
Seria Co., Ltd.	3,600	128,507
Seven & i Holdings Co., Ltd.	68,200	2,232,923
Seven Bank, Ltd.	72,000	197,505
SG Holdings Co., Ltd.	11,600	378,866
Sharp Corp.	16,900	181,396
Shibaura Machine Co., Ltd.	1,700	34,166
Shibuya Corp.	1,200	31,347
SHIFT, Inc. (b)	1,300	132,867
Shiga Bank, Ltd.	4,200	93,620
Shikoku Bank, Ltd.	8,000	58,493
Shikoku Chemicals Corp.	6,600	66,776
Shikoku Electric Power Co., Inc.	8,500	62,597
Shima Seiki Manufacturing, Ltd.	2,400	34,357
Shimachu Co., Ltd.	6,000	166,896
Shimadzu Corp.	20,100	537,061
Shimamura Co., Ltd.	2,300	155,914
Shimano, Inc.	6,500	1,250,919
Shimizu Corp.	51,800	427,089
Shin-Etsu Chemical Co., Ltd.	32,600	3,829,176
Shin-Etsu Polymer Co., Ltd.	10,100	82,791
Shinko Electric Industries Co., Ltd.	6,100	82,876
Shinsei Bank, Ltd.	14,900	180,369

See accompanying notes to financial statements.
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shionogi & Co., Ltd.	23,900	$ 1,500,577
Ship Healthcare Holdings, Inc.	3,700	154,978
Shiseido Co., Ltd.	36,400	2,321,366
Shizuoka Bank, Ltd.	39,800	256,248
Shizuoka Gas Co., Ltd. (c)	8,100	74,300
SHO-BOND Holdings Co., Ltd.	4,400	195,890
Shochiku Co., Ltd.	900	124,079
Shoei Co., Ltd.	3,200	80,234
Shoei Foods Corp. (c)	2,300	89,781
Showa Corp.	3,400	70,333
Showa Denko KK (c)	11,800	266,565
Showa Sangyo Co., Ltd.	2,400	73,598
Sinko Industries, Ltd.	3,500	47,346
Sintokogio, Ltd.	7,900	58,138
Skylark Holdings Co., Ltd. (c)	17,100	271,912
SMC Corp.	5,200	2,674,618
SMS Co., Ltd.	5,500	123,873
Sodick Co., Ltd.	9,700	71,971
Softbank Corp.	168,700	2,152,084
SoftBank Group Corp.	144,300	7,282,781
Sohgo Security Services Co., Ltd.	6,100	285,068
Sojitz Corp.	96,600	211,313
Solasto Corp.	6,300	62,826
Sompo Holdings, Inc.	31,600	1,088,749
Sony Corp.	117,000	8,083,262
Sony Financial Holdings, Inc.	13,000	314,146
Sosei Group Corp. (b)(c)	6,100	98,700
Sotetsu Holdings, Inc.	6,500	173,632
S-Pool, Inc.	7,200	49,500
Square Enix Holdings Co., Ltd.	8,900	451,287
St Marc Holdings Co., Ltd.	4,800	74,117
Stanley Electric Co., Ltd.	13,000	314,961
Star Asia Investment Corp. REIT (c)	82	72,603
Star Micronics Co., Ltd.	4,800	53,712
Starts Corp., Inc.	2,800	57,523
Starts Proceed Investment Corp. REIT	62	118,223
Starzen Co., Ltd.	1,700	66,981
Stella Chemifa Corp.	2,900	65,424
Strike Co., Ltd.	1,300	58,440
Studio Alice Co., Ltd.	4,800	70,196
Subaru Corp.	57,700	1,209,227
Sugi Holdings Co., Ltd.	3,500	237,548
SUMCO Corp.	23,600	363,132
Sumitomo Bakelite Co., Ltd.	1,800	50,880
Sumitomo Chemical Co., Ltd.	135,600	408,334
Sumitomo Corp.	110,700	1,274,271
Sumitomo Dainippon Pharma Co., Ltd.	13,200	183,073
Sumitomo Electric Industries, Ltd.	69,400	801,246
Sumitomo Forestry Co., Ltd.	11,300	142,284
Sumitomo Heavy Industries, Ltd.	9,500	207,948
Security Description	Shares	Value
Sumitomo Metal Mining Co., Ltd.	21,400	$ 603,336
Sumitomo Mitsui Construction Co., Ltd.	14,000	61,101
Sumitomo Mitsui Financial Group, Inc.	121,100	3,420,510
Sumitomo Mitsui Trust Holdings, Inc.	29,900	843,296
Sumitomo Osaka Cement Co., Ltd.	2,900	102,267
Sumitomo Realty & Development Co., Ltd.	29,700	820,483
Sumitomo Rubber Industries, Ltd. (c)	21,500	213,124
Sumitomo Seika Chemicals Co., Ltd.	2,400	78,245
Sumitomo Warehouse Co., Ltd.	5,100	61,625
Sun Frontier Fudousan Co., Ltd.	5,800	46,242
Sundrug Co., Ltd.	5,600	185,491
Suntory Beverage & Food, Ltd.	12,600	492,040
Suruga Bank, Ltd. (c)	13,500	47,490
Sushiro Global Holdings, Ltd.	7,600	168,653
Suzuken Co., Ltd.	6,100	228,084
Suzuki Motor Corp.	32,300	1,103,839
Sysmex Corp.	15,600	1,198,481
Systena Corp.	4,700	62,479
T Hasegawa Co., Ltd.	4,000	89,614
T&D Holdings, Inc.	45,100	387,696
Tadano, Ltd. (c)	8,800	73,593
Taihei Dengyo Kaisha, Ltd. (c)	3,100	66,359
Taiheiyo Cement Corp.	9,100	211,607
Taikisha, Ltd.	3,300	91,541
Taisei Corp.	19,500	711,292
Taisho Pharmaceutical Holdings Co., Ltd.	3,800	233,389
Taiyo Holdings Co., Ltd.	1,600	73,948
Taiyo Nippon Sanso Corp.	10,600	177,410
Taiyo Yuden Co., Ltd.	9,200	287,928
Takamatsu Construction Group Co., Ltd.	1,300	29,137
Takara Bio, Inc.	5,600	159,667
Takara Holdings, Inc.	10,300	92,261
Takara Leben Co., Ltd.	21,500	72,152
Takara Leben Real Estate Investment Corp. REIT	85	70,576
Takasago International Corp.	2,900	58,018
Takasago Thermal Engineering Co., Ltd.	4,000	58,880
Takashimaya Co., Ltd.	14,800	124,031
Takeda Pharmaceutical Co., Ltd.	142,838	5,136,156
Takuma Co., Ltd.	6,200	85,577
Tamron Co., Ltd.	2,900	50,205
Tamura Corp.	13,300	56,454
Tanseisha Co., Ltd.	6,300	44,060
Tatsuta Electric Wire and Cable Co., Ltd.	19,100	101,929
Tayca Corp. (c)	3,800	48,893

See accompanying notes to financial statements.
100

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
TDK Corp.	11,800	$ 1,175,686
TechMatrix Corp.	3,200	55,898
TechnoPro Holdings, Inc.	2,400	138,667
Teijin, Ltd.	18,900	301,170
Teikoku Sen-I Co., Ltd.	4,100	87,225
Tekken Corp.	3,100	59,566
Tenma Corp.	3,800	58,661
Terumo Corp.	58,400	2,224,720
T-Gaia Corp.	1,700	32,159
THK Co., Ltd.	10,300	256,659
TIS, Inc.	19,500	413,210
TKC Corp.	1,500	79,589
Toagosei Co., Ltd.	9,600	94,371
Tobu Railway Co., Ltd.	16,100	532,378
TOC Co., Ltd.	8,700	55,121
Tocalo Co., Ltd.	8,100	87,566
Toda Corp.	27,100	175,456
Toei Animation Co., Ltd. (c)	700	32,837
Toei Co., Ltd.	800	107,204
Toho Bank, Ltd.	30,200	62,726
Toho Co., Ltd.	9,200	332,591
Toho Gas Co., Ltd.	6,000	300,145
Toho Holdings Co., Ltd.	3,900	72,950
Tohoku Electric Power Co., Inc.	35,200	334,664
Tokai Carbon Co., Ltd.	16,500	156,054
TOKAI Holdings Corp.	8,800	81,454
Tokai Rika Co., Ltd.	4,700	68,443
Token Corp.	1,100	71,824
Tokio Marine Holdings, Inc.	57,800	2,532,190
Tokushu Tokai Paper Co., Ltd.	2,000	86,018
Tokuyama Corp.	5,100	120,769
Tokyo Century Corp.	3,700	189,621
Tokyo Dome Corp.	7,300	52,504
Tokyo Electric Power Co. Holdings, Inc. (b)	146,300	450,421
Tokyo Electron, Ltd.	14,600	3,605,465
Tokyo Gas Co., Ltd.	32,700	783,642
Tokyo Kiraboshi Financial Group, Inc.	5,600	57,430
Tokyo Ohka Kogyo Co., Ltd. (c)	2,200	110,423
Tokyo Seimitsu Co., Ltd.	2,400	77,050
Tokyo Steel Manufacturing Co., Ltd.	15,900	91,643
Tokyo Tatemono Co., Ltd.	22,600	260,341
Tokyu Corp.	45,200	636,872
Tokyu Fudosan Holdings Corp.	52,900	249,074
Tokyu REIT, Inc.	63	86,300
TOMONY Holdings, Inc.	28,300	91,094
Tomy Co., Ltd.	8,100	64,092
Tonami Holdings Co., Ltd.	1,700	89,412
Topcon Corp.	7,000	56,667
Toppan Forms Co., Ltd.	4,000	39,756
Toppan Printing Co., Ltd.	24,200	404,935
Topre Corp.	2,800	31,412
Toray Industries, Inc.	125,400	592,385
Tosei Corp.	5,700	60,346
Security Description	Shares	Value
Toshiba Corp.	38,100	$ 1,223,259
Toshiba TEC Corp.	2,300	88,261
Tosoh Corp.	27,200	373,955
Totetsu Kogyo Co., Ltd.	2,900	73,269
TOTO, Ltd.	11,900	457,918
Towa Bank, Ltd.	9,500	61,693
Toyo Construction Co., Ltd.	16,800	62,734
Toyo Ink SC Holdings Co., Ltd.	4,100	77,797
Toyo Seikan Group Holdings, Ltd.	16,600	187,358
Toyo Suisan Kaisha, Ltd.	8,200	458,548
Toyo Tire Corp.	10,800	145,870
Toyobo Co., Ltd.	7,200	100,400
Toyoda Gosei Co., Ltd.	5,300	110,828
Toyota Boshoku Corp.	8,800	118,767
Toyota Industries Corp.	13,100	696,880
Toyota Motor Corp.	209,888	13,209,621
Toyota Tsusho Corp.	17,600	449,197
Trancom Co., Ltd.	1,300	83,677
Transcosmos, Inc.	2,100	48,836
Trend Micro, Inc.	12,100	676,766
Tri Chemical Laboratories, Inc.	500	53,948
Trusco Nakayama Corp.	2,900	75,327
TS Tech Co., Ltd.	5,800	160,015
Tsubaki Nakashima Co., Ltd.	4,800	37,731
Tsukishima Kikai Co., Ltd.	5,200	56,729
Tsukui Corp.	17,600	82,779
Tsumura & Co.	6,000	157,274
Tsuruha Holdings, Inc. (c)	3,300	456,153
Tsurumi Manufacturing Co., Ltd.	1,400	24,020
TV Asahi Holdings Corp.	1,900	27,705
Ube Industries, Ltd.	7,800	134,542
Ulvac, Inc.	2,100	61,018
Unicharm Corp.	36,700	1,506,414
Union Tool Co. (c)	2,400	58,707
Unipres Corp.	3,300	28,966
United Arrows, Ltd.	2,300	39,090
United Urban Investment Corp. REIT	243	261,941
Universal Entertainment Corp. (b)(c)	2,100	41,034
Ushio, Inc.	13,700	183,183
USS Co., Ltd.	18,800	301,622
UT Group Co., Ltd. (b)(c)	3,200	73,698
UUUM, Inc. (b)(c)	1,500	34,545
Valor Holdings Co., Ltd.	4,500	88,072
Valqua, Ltd.	4,600	82,786
ValueCommerce Co., Ltd.	1,500	40,370
Vector, Inc. (b)	3,200	26,046
Vision, Inc. (b)(c)	2,300	14,517
Vital KSK Holdings, Inc.	7,300	70,140
VT Holdings Co., Ltd.	20,000	65,493
Wacoal Holdings Corp.	7,800	144,716
Wakita & Co., Ltd.	7,000	60,336

See accompanying notes to financial statements.
101

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Warabeya Nichiyo Holdings Co., Ltd. (c)	5,500	$ 86,754
WATAMI Co., Ltd. (c)	10,500	92,799
WDB Holdings Co., Ltd. (c)	2,600	64,324
Welcia Holdings Co., Ltd.	4,500	363,845
West Japan Railway Co.	14,700	825,196
World Co., Ltd.	3,100	47,391
Xebio Holdings Co., Ltd.	7,300	56,923
Yakult Honsha Co., Ltd.	11,300	665,378
YAKUODO Holdings Co., Ltd.	3,100	75,812
YAMABIKO Corp.	6,300	52,652
YAMADA Consulting Group Co., Ltd.	4,400	54,993
Yamada Denki Co., Ltd.	59,400	294,894
Yamagata Bank, Ltd.	5,300	65,554
Yamaguchi Financial Group, Inc.	16,300	100,250
Yamaha Corp.	12,400	585,335
Yamaha Motor Co., Ltd.	23,700	373,585
Yamanashi Chuo Bank, Ltd.	7,300	57,837
Yamashin-Filter Corp. (c)	8,400	82,977
Yamato Holdings Co., Ltd.	29,500	640,903
Yamato Kogyo Co., Ltd.	7,700	157,595
Yamazaki Baking Co., Ltd. (c)	11,200	192,546
Yamazen Corp.	8,300	70,155
Yaoko Co., Ltd.	1,700	121,785
Yaskawa Electric Corp.	21,700	754,988
Yellow Hat, Ltd.	4,700	64,795
Yodogawa Steel Works, Ltd.	1,700	29,655
Yokogawa Electric Corp.	19,200	301,090
Yokohama Reito Co., Ltd.	11,000	91,259
Yokohama Rubber Co., Ltd.	10,800	152,840
Yokowo Co., Ltd.	1,700	39,742
Yomiuri Land Co., Ltd.	2,600	85,858
Yonex Co., Ltd. (c)	14,000	76,269
Yoshinoya Holdings Co., Ltd.	3,700	76,532
Yuasa Trading Co., Ltd.	3,200	86,577
Yumeshin Holdings Co., Ltd. (c)	8,100	44,535
Yushin Precision Equipment Co., Ltd. (c)	8,100	53,828
Z Holdings Corp.	237,300	1,165,574
Zenkoku Hosho Co., Ltd.	4,700	177,704
Zensho Holdings Co., Ltd.	8,400	170,028
Zeon Corp.	15,600	144,186
ZIGExN Co., Ltd.	13,400	42,181
Zojirushi Corp. (c)	5,000	63,481
ZOZO, Inc. (c)	8,300	185,179
		373,631,869
JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	13,975	382,406
KAZAKHSTAN — 0.0% (a)
KAZ Minerals PLC (c)	18,265	112,210
LIECHTENSTEIN — 0.0% (a)
Liechtensteinische Landesbank AG	1,120	68,794
Security Description	Shares	Value
VP Bank AG	299	$ 38,937
		107,731
LUXEMBOURG — 0.1%
APERAM SA	4,543	127,321
ArcelorMittal SA (b)	65,357	692,037
Corp. America Airports SA (b)(c)	3,000	6,540
Eurofins Scientific SE	1,222	770,517
Millicom International Cellular SA SDR	10,056	264,772
Reinet Investments SCA	15,345	268,986
SES SA	32,952	225,087
Solutions 30 SE (b)	7,448	107,401
Tenaris SA	37,542	243,895
		2,706,556
MACAU — 0.0% (a)
Macau Legend Development, Ltd. (b)	509,000	69,217
Wynn Macau, Ltd.	164,400	285,143
		354,360
MALAYSIA — 0.5%
AirAsia Group Bhd	140,400	29,018
Alliance Bank Malaysia Bhd	140,600	71,857
AMMB Holdings Bhd	132,400	96,482
Axiata Group Bhd	190,711	158,793
Berjaya Sports Toto Bhd	114,400	58,925
BerMaz Motor Sdn Bhd (b)	173,300	60,193
British American Tobacco Malaysia Bhd	23,500	59,451
Bursa Malaysia Bhd	56,000	95,598
Carlsberg Brewery Malaysia Bhd Class B	11,200	65,118
CIMB Group Holdings Bhd	359,848	300,199
Dialog Group Bhd	340,100	288,231
DiGi.Com Bhd	287,200	289,776
Eco World Development Group Bhd (b)	487,200	47,700
Fraser & Neave Holdings Bhd	17,600	133,664
Gamuda Bhd	130,759	111,723
Genting Bhd	190,200	183,194
Genting Malaysia Bhd	259,500	154,338
Genting Plantations Bhd	24,900	57,486
Globetronics Technology Bhd	140,900	70,942
HAP Seng Consolidated Bhd	66,200	136,316
Hartalega Holdings Bhd	138,200	421,552
Hong Leong Bank Bhd	60,032	198,193
Hong Leong Financial Group Bhd	20,700	63,692
IGB Real Estate Investment Trust	237,700	99,296
IHH Healthcare Bhd	160,100	206,384
IJM Corp. Bhd	331,300	140,864
Inari Amertron Bhd	243,500	97,083
IOI Corp. Bhd	232,200	235,922
Kossan Rubber Industries	53,200	106,304

See accompanying notes to financial statements.
102

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Kuala Lumpur Kepong Bhd	43,969	$ 227,704
Magnum Bhd	109,300	56,318
Malayan Banking Bhd	363,364	638,467
Malaysia Airports Holdings Bhd	66,124	84,449
Maxis Bhd	258,800	325,064
MISC Bhd	127,400	228,232
My EG Services Bhd	206,300	68,962
Nestle Malaysia Bhd	6,300	205,912
Pavilion Real Estate Investment Trust	207,000	77,324
Petronas Chemicals Group Bhd	221,700	323,027
Petronas Dagangan Bhd	22,600	108,921
Petronas Gas Bhd	73,100	289,339
PPB Group Bhd	59,080	245,888
Press Metal Aluminium Holdings Bhd	136,100	144,810
Public Bank Bhd	282,300	1,090,065
QL Resources Bhd	61,700	138,180
RHB Bank Bhd	128,959	144,550
Sime Darby Bhd	142,535	71,865
Sime Darby Plantation Bhd	213,335	246,282
Sime Darby Property Bhd	142,535	22,698
SKP Resources Bhd	271,300	86,065
SP Setia Bhd Group	134,214	26,702
Sunway Real Estate Investment Trust	264,700	100,182
Supermax Corp. Bhd (b)	189,470	355,731
Telekom Malaysia Bhd	91,003	88,398
Tenaga Nasional Bhd	289,200	786,367
TIME dotCom Bhd	41,100	104,497
Top Glove Corp. Bhd	142,000	535,897
ViTrox Corp. Bhd	35,300	75,448
VS Industry Bhd	222,000	50,861
Westports Holdings Bhd	92,500	82,102
Yinson Holdings Bhd	43,900	60,725
YTL Corp. Bhd	36,408	7,082
		11,136,408
MALTA — 0.0% (a)
Kindred Group PLC SDR	18,874	113,963
MEXICO — 0.5%
Alfa SAB de CV Class A	273,600	153,335
Alpek SAB de CV (c)	39,100	29,595
Alsea SAB de CV (b)	45,700	44,717
America Movil SAB de CV Series L	3,192,400	2,037,820
Arca Continental SAB de CV	54,500	237,628
Axtel SAB de CV (b)	78,800	13,436
Banco del Bajio SA (e)	67,700	57,249
Becle SAB de CV	50,700	97,113
Bolsa Mexicana de Valores SAB de CV (c)	43,400	80,801
Cemex SAB de CV Series CPO	1,400,964	392,879
Coca-Cola Femsa SAB de CV	62,500	272,158
Concentradora Fibra Danhos SA de CV REIT	25,800	24,385
Security Description	Shares	Value
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)(c)	71,100	$ 36,955
Corp. Inmobiliaria Vesta SAB de CV	55,600	82,051
Fibra Uno Administracion SA de CV REIT	292,300	230,860
Fomento Economico Mexicano SAB de CV	180,000	1,109,975
Genomma Lab Internacional SAB de CV Class B (b)	73,200	74,350
Gentera SAB de CV (c)	114,600	54,605
Gruma SAB de CV Class B	24,445	262,413
Grupo Aeroportuario del Centro Norte SAB de CV (b)	31,800	147,048
Grupo Aeroportuario del Pacifico SAB de CV Class B	35,300	252,479
Grupo Aeroportuario del Sureste SAB de CV Class B	19,230	213,588
Grupo Bimbo SAB de CV Class A (c)	189,900	316,158
Grupo Carso SAB de CV Series A1	41,500	80,496
Grupo Cementos de Chihuahua SAB de CV	16,800	70,306
Grupo Comercial Chedraui SA de CV	30,395	35,476
Grupo Financiero Banorte SAB de CV Series O	240,200	828,699
Grupo Financiero Inbursa SAB de CV Series O	293,600	202,662
Grupo Herdez SAB de CV	19,657	28,898
Grupo Mexico SAB de CV Class B	316,400	731,607
Grupo Rotoplas SAB de CV	16,200	10,243
Grupo Televisa SAB Series CPO (b)(c)	223,000	232,873
Industrias Penoles SAB de CV	12,650	128,460
Infraestructura Energetica Nova SAB de CV	49,500	142,093
Kimberly-Clark de Mexico SAB de CV Class A	138,600	215,215
La Comer SAB de CV	43,700	60,537
Macquarie Mexico Real Estate Management SA de CV REIT (e)	141,200	144,151
Megacable Holdings SAB de CV	45,900	133,626
Orbia Advance Corp. SAB de CV	151,257	222,431
PLA Administradora Industrial S de RL de CV REIT	130,200	150,727
Prologis Property Mexico SA de CV REIT	47,614	84,711
Promotora y Operadora de Infraestructura SAB de CV (b)	26,395	189,118

See accompanying notes to financial statements.
103

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Qualitas Controladora SAB de CV	17,900	$ 69,975
Regional SAB de CV (b)	21,200	56,736
Telesites SAB de CV (b)	129,400	81,593
Wal-Mart de Mexico SAB de CV	484,800	1,157,083
		11,279,314
NETHERLANDS — 2.8%
Aalberts NV	9,003	295,124
ABN AMRO Bank NV (e)	38,263	329,175
Accell Group NV (b)	2,918	72,536
Adyen NV (b)(e)	1,695	2,466,294
Aegon NV	176,785	522,408
Akzo Nobel NV	19,000	1,706,440
Altice Europe NV (b)	57,747	223,269
AMG Advanced Metallurgical Group NV	2,837	50,561
Arcadis NV (b)	6,545	118,603
Argenx SE (b)	3,846	865,432
ASM International NV	3,944	606,976
ASML Holding NV	39,529	14,455,717
ASR Nederland NV	12,754	392,285
Basic-Fit NV (b)(c)(e)	5,317	140,663
BE Semiconductor Industries NV	8,196	363,295
Boskalis Westminster (b)(c)	9,394	185,444
Brack Capital Properties NV (b)	593	38,774
Corbion NV	5,892	212,255
Eurocommercial Properties NV REIT (c)	4,112	53,016
Euronext NV (e)	5,066	509,755
EXOR NV	9,861	565,818
Flow Traders (e)	2,816	100,724
ForFarmers NV	3,364	20,554
Fugro NV (b)	10,722	42,469
Heineken Holding NV	10,699	875,408
Heineken NV	24,080	2,219,350
IMCD NV	4,757	448,443
ING Groep NV	361,167	2,516,876
Intertrust NV (e)	7,353	125,199
Just Eat Takeaway (b)(e)	5,995	623,366
Just Eat Takeaway.com NV (b)(e)	4,690	490,069
Koninklijke Ahold Delhaize NV	101,877	2,775,698
Koninklijke BAM Groep NV (b)	23,957	43,476
Koninklijke DSM NV	17,111	2,374,575
Koninklijke KPN NV	341,013	906,783
Koninklijke Philips NV (b)	84,068	3,920,359
Koninklijke Vopak NV	6,360	336,303
NIBC Holding NV (e)	2,669	20,804
NN Group NV	28,714	964,713
NSI NV REIT	1,655	63,862
OCI NV (b)(c)	7,624	80,061
Pharming Group NV (b)(c)	79,859	104,812
PostNL NV	37,836	81,571
Prosus NV (b)	45,262	4,206,172
Security Description	Shares	Value
Randstad NV	10,778	$ 481,788
Royal Dutch Shell PLC Class A	388,212	6,198,209
Royal Dutch Shell PLC Class B	346,336	5,235,726
SBM Offshore NV	17,495	257,718
Shop Apotheke Europe NV (b)(e)	1,829	218,571
SIF Holding NV (b)	5,076	59,277
Signify NV (b)(e)	12,767	328,137
TKH Group NV	3,680	144,921
TomTom NV (b)	6,283	49,685
Vastned Retail NV REIT (c)	2,401	51,370
Wereldhave NV REIT (c)	3,096	28,527
Wolters Kluwer NV	25,354	1,979,676
		62,549,092
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (b)(c)	68,076	888,957
Air New Zealand, Ltd.	39,625	33,902
Argosy Property, Ltd.	74,342	56,241
Auckland International Airport, Ltd.	112,416	476,930
Chorus, Ltd.	41,047	198,356
Contact Energy, Ltd.	66,403	269,198
Fisher & Paykel Healthcare Corp., Ltd.	53,136	1,221,143
Fletcher Building, Ltd.	76,946	184,721
Genesis Energy, Ltd.	45,800	89,733
Goodman Property Trust REIT	102,558	134,380
Infratil, Ltd.	59,377	180,706
Kiwi Property Group, Ltd.	146,941	99,730
Mercury NZ, Ltd.	63,013	191,516
Meridian Energy, Ltd.	133,930	416,498
Metlifecare, Ltd.	25,266	84,401
Precinct Properties New Zealand, Ltd.	115,966	117,857
Pushpay Holdings, Ltd. (b)	35,356	201,415
Restaurant Brands New Zealand, Ltd. (b)	2,885	22,014
Ryman Healthcare, Ltd.	36,039	305,019
SKY Network Television, Ltd. (b)	191,619	18,586
SKYCITY Entertainment Group, Ltd.	61,813	95,905
Spark New Zealand, Ltd.	169,068	499,014
Summerset Group Holdings, Ltd.	23,361	97,656
Synlait Milk, Ltd. (b)	12,214	56,050
Z Energy, Ltd.	34,119	59,700
		5,999,628
NORWAY — 0.5%
Aker ASA Class A (b)	2,027	74,510
Atea ASA	13,837	133,616
Austevoll Seafood ASA	8,295	68,734
Borregaard ASA	15,205	161,723
BW Offshore, Ltd.	10,003	33,403
DNB ASA	87,390	1,163,807

See accompanying notes to financial statements.
104

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
DNO ASA	50,331	$ 30,986
Elkem ASA (e)	23,786	48,913
Entra ASA (e)	15,733	201,221
Equinor ASA	96,435	1,386,078
Europris ASA (e)	25,386	122,790
Fjordkraft Holding ASA (e)	8,055	66,027
Frontline, Ltd.	14,558	101,140
Gjensidige Forsikring ASA (b)	21,505	396,434
Golden Ocean Group, Ltd.	7,871	30,643
Grieg Seafood ASA	5,761	59,089
Kongsberg Gruppen ASA	8,183	114,921
Leroy Seafood Group ASA	27,087	163,105
Mowi ASA	40,076	762,193
NEL ASA (b)	116,757	232,022
Nordic Semiconductor ASA (b)	12,998	99,396
Norsk Hydro ASA (b)	122,287	340,397
Norway Royal Salmon ASA	1,201	31,406
Norwegian Finans Holding ASA	13,593	93,616
Ocean Yield ASA	29,146	65,777
Orkla ASA	68,295	598,250
Protector Forsikring ASA (b)	9,425	36,207
Salmar ASA (b)	5,837	278,993
Sbanken ASA (b)(e)	8,291	54,171
Scatec Solar ASA (e)	10,761	175,483
Schibsted ASA Class B (b)	12,003	282,879
Selvaag Bolig ASA	6,732	39,870
SpareBank 1 Nord Norge	9,611	62,234
SpareBank 1 Oestlandet	3,686	33,562
SpareBank 1 SMN	20,154	164,446
SpareBank 1 SR-Bank ASA (b)	16,279	118,828
Stolt-Nielsen, Ltd.	2,737	24,945
Storebrand ASA (b)	73,126	380,218
Telenor ASA	69,791	1,016,711
TGS Nopec Geophysical Co. ASA	10,272	151,186
Tomra Systems ASA	11,314	416,978
Veidekke ASA (b)	9,726	117,826
Wallenius Wilhelmsen ASA	67,834	88,979
Yara International ASA	16,100	560,018
		10,583,731
PAKISTAN — 0.0% (a)
Bank Alfalah, Ltd.	325,000	65,388
Habib Bank, Ltd.	53,000	30,578
MCB Bank, Ltd.	39,200	37,970
Millat Tractors, Ltd.	5,850	24,748
Oil & Gas Development Co., Ltd.	90,100	59,401
Pakistan Oilfields, Ltd.	24,150	51,077
Pakistan State Oil Co., Ltd.	58,500	55,852
		325,014
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	20,000	182,800
Credicorp, Ltd.	6,400	855,488
Hochschild Mining PLC	31,281	75,376
Security Description	Shares	Value
Southern Copper Corp.	7,900	$ 314,183
		1,427,847
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	180,220	164,835
Aboitiz Power Corp.	208,000	112,935
Alliance Global Group, Inc. (b)	450,900	61,813
Altus San Nicolas Corp. (b)	2,645	2,208
Ayala Corp.	25,640	402,458
Ayala Land, Inc.	724,500	494,141
Bank of the Philippine Islands	68,567	99,354
BDO Unibank, Inc.	193,893	382,604
Globe Telecom, Inc.	2,995	124,483
GT Capital Holdings, Inc.	6,657	61,103
International Container Terminal Services, Inc.	76,460	157,335
JG Summit Holdings, Inc.	250,410	326,851
Jollibee Foods Corp.	33,510	94,611
Manila Electric Co.	24,040	129,751
Megaworld Corp.	1,020,000	62,741
Metro Pacific Investments Corp.	974,000	72,815
Metropolitan Bank & Trust Co.	134,886	100,767
PLDT, Inc.	6,380	158,857
Robinsons Land Corp.	196,244	69,267
Security Bank Corp.	5,920	12,317
SM Investments Corp.	23,315	442,794
SM Prime Holdings, Inc.	982,300	631,771
Universal Robina Corp.	80,890	211,756
		4,377,567
POLAND — 0.2%
Alior Bank SA (b)	13,668	56,324
Asseco Poland SA	9,061	151,741
Bank Millennium SA (b)	64,815	49,917
Bank Polska Kasa Opieki SA	14,812	202,987
Budimex SA	1,486	80,529
CCC SA (c)	4,227	64,372
CD Projekt SA (b)	6,413	646,366
Cyfrowy Polsat SA	22,810	152,433
Dino Polska SA (b)(e)	4,010	204,296
Enea SA (b)	20,497	37,347
Eurocash SA (b)	11,605	50,961
Grupa Azoty SA (b)	4,145	32,265
Grupa Lotos SA	7,458	113,702
Jastrzebska Spolka Weglowa SA	9,529	45,628
KGHM Polska Miedz SA (b)	23,461	545,215
KRUK SA	1,586	43,509
LPP SA (b)	120	183,153
mBank SA (b)	1,138	66,552
Neuca SA	233	30,154
Orange Polska SA (b)	52,083	82,385
PGE Polska Grupa Energetyczna SA (b)	65,340	114,269
PLAY Communications SA (e)	13,043	100,736
Polski Koncern Naftowy ORLEN SA	28,665	455,606

See accompanying notes to financial statements.
105

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Polskie Gornictwo Naftowe i Gazownictwo SA	131,811	$ 152,008
Powszechna Kasa Oszczednosci Bank Polski SA	83,645	487,167
Powszechny Zaklad Ubezpieczen SA	52,889	389,311
Santander Bank Polska SA (b)	3,603	160,890
Tauron Polska Energia SA (b)	97,650	58,796
		4,758,619
PORTUGAL — 0.1%
Banco Comercial Portugues SA Class R (b)(c)	944,985	113,487
CTT-Correios de Portugal SA (b)	13,428	31,822
EDP - Energias de Portugal SA	229,074	1,093,089
Galp Energia SGPS SA	47,674	552,846
Jeronimo Martins SGPS SA (c)	26,225	458,793
Navigator Co. SA (c)	27,308	66,438
NOS SGPS SA (c)	43,721	190,907
REN - Redes Energeticas Nacionais SGPS SA	43,185	117,805
Sonae SGPS SA	99,350	71,842
		2,697,029
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	25,614	128,273
Barwa Real Estate Co.	230,600	193,702
Commercial Bank PQSC	165,450	172,779
Doha Bank QPSC (b)	98,027	55,125
Gulf International Services QSC (b)	149,047	61,433
Industries Qatar QSC	139,140	294,997
Masraf Al Rayan QSC	321,190	337,806
Mesaieed Petrochemical Holding Co.	329,378	183,745
Ooredoo QSC	58,320	105,050
Qatar Electricity & Water Co. QSC	43,520	189,442
Qatar Fuel QSC	33,948	150,730
Qatar Insurance Co. SAQ	97,370	51,052
Qatar International Islamic Bank QSC	40,744	91,067
Qatar Islamic Bank SAQ	104,670	453,843
Qatar National Bank QPSC	391,306	1,876,605
Qatar Navigation QSC	38,565	59,806
Vodafone Qatar QSC	240,260	74,186
		4,479,641
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	36,522	187,122
RUSSIA — 0.8%
Alrosa PJSC	223,022	202,538
Evraz PLC	37,704	133,211
Gazprom PJSC ADR	845	4,563
Gazprom PJSC ADR (c)	56,669	307,146
Gazprom PJSC	869,660	2,370,455
Security Description	Shares	Value
Inter RAO UES PJSC	2,290,000	$ 156,643
LUKOIL PJSC	38,411	2,862,184
Magnit PJSC GDR	27,548	358,237
Magnitogorsk Iron & Steel Works PJSC	226,900	118,411
Mechel PJSC ADR (b)	9,600	16,512
MMC Norilsk Nickel PJSC	6,245	1,645,248
Mobile TeleSystems PJSC ADR	26,400	242,616
Mobile TeleSystems PJSC	31,200	145,700
Moscow Exchange MICEX	132,585	211,081
Novatek PJSC GDR	8,240	1,167,957
Novolipetsk Steel PJSC	113,250	224,769
PhosAgro PJSC GDR	11,644	143,803
Polymetal International PLC	17,213	343,644
Polyus PJSC	2,617	441,961
Rosneft Oil Co. PJSC	120,780	612,762
Sberbank of Russia PJSC	997,580	2,851,292
Severstal PAO	18,520	225,345
Sistema PJSC FC GDR	40,100	189,371
Surgutneftegas PJSC Preference Shares	802,100	396,128
Surgutneftegas PJSC	888,900	480,351
Tatneft PJSC	129,220	1,008,126
VTB Bank PJSC	437,390,000	216,071
X5 Retail Group NV GDR	9,438	334,743
		17,410,868
SAUDI ARABIA — 0.7%
Abdullah Al Othaim Markets Co.	1,991	59,702
Advanced Petrochemical Co.	8,106	115,578
Al Hammadi Co. for Development and Investment (b)	20,250	119,449
Al Rajhi Bank	112,984	1,708,366
Al Rajhi Co. for Co-operative Insurance (b)	4,209	68,009
Aldrees Petroleum and Transport Services Co.	5,468	92,216
Alinma Bank (b)	57,188	222,189
Almarai Co. JSC	20,087	278,415
Alujain Holding (b)	7,396	52,645
Arab National Bank	43,104	219,478
Arabian Cement Co.	9,227	65,172
Arriyadh Development Co.	18,294	71,986
Aseer Trading Tourism & Manufacturing Co. (b)	26,480	72,995
Bank AlBilad	27,799	164,639
Bank Al-Jazira	22,911	69,181
Banque Saudi Fransi	41,562	317,518
Bupa Arabia for Cooperative Insurance Co.	2,387	69,523
City Cement Co. (b)	8,580	37,234
Co. for Cooperative Insurance (b)	5,049	96,233
Dallah Healthcare Co.	6,173	77,511

See accompanying notes to financial statements.
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Dar Al Arkan Real Estate Development Co. (b)	39,088	$ 74,179
Dur Hospitality Co.	12,960	85,686
Eastern Province Cement Co.	9,470	73,960
Emaar Economic City (b)	34,732	63,213
Etihad Etisalat Co. (b)	32,700	232,462
Fawaz Abdulaziz Al Hokair & Co. (b)	11,570	58,297
Herfy Food Services Co.	2,033	24,335
Jarir Marketing Co.	4,275	167,581
Leejam Sports Co. JSC	3,769	58,781
Maharah Human Resources Co.	2,209	40,701
Middle East Healthcare Co. (b)	11,802	95,911
Mobile Telecommunications Co. (b)	33,673	101,800
Mouwasat Medical Services Co.	4,245	102,457
Najran Cement Co. (b)	15,550	45,021
National Agriculture Development Co (b)	20,791	154,921
National Commercial Bank	135,524	1,351,505
National Gas & Industrialization Co.	2,926	22,144
National Medical Care Co.	5,781	65,245
Northern Region Cement Co. (b)	17,439	46,073
Qassim Cement Co.	1,837	29,611
Rabigh Refining & Petrochemical Co. (b)	13,507	48,468
Riyad Bank	92,279	416,077
Sahara International Petrochemical Co.	26,583	102,467
Samba Financial Group	73,401	527,789
Saudi Airlines Catering Co.	4,009	83,006
Saudi Arabian Fertilizer Co.	11,100	221,060
Saudi Arabian Mining Co. (b)	41,436	388,651
Saudi Arabian Oil Co. (e)	110,610	960,181
Saudi Basic Industries Corp.	82,940	1,953,287
Saudi British Bank	64,706	394,295
Saudi Cement Co.	5,941	83,944
Saudi Ceramic Co. (b)	1,873	16,691
Saudi Chemical Co. Holding (b)	16,716	102,587
Saudi Co. For Hardware CJSC	5,311	63,069
Saudi Electricity Co.	65,830	274,474
Saudi Industrial Investment Group	16,632	89,940
Saudi Kayan Petrochemical Co. (b)	32,586	71,648
Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,157	78,643
Saudi Public Transport Co. (b)	5,953	22,377
Saudi Real Estate Co. (b)	15,161	51,170
Saudi Research & Marketing Group (b)	4,483	75,580
Saudi Telecom Co.	53,185	1,409,023
Saudia Dairy & Foodstuff Co.	534	23,526
Savola Group	18,971	213,858
Seera Group Holding (b)	14,011	59,764
Southern Province Cement Co.	6,007	87,531
Security Description	Shares	Value
United Electronics Co.	5,677	$ 83,749
United International Transportation Co.	1,592	13,001
Yamama Cement Co.	14,880	86,514
Yanbu Cement Co.	10,069	75,733
Yanbu National Petrochemical Co.	21,130	289,507
		15,239,532
SINGAPORE — 0.8%
Accordia Golf Trust	66,300	32,708
ARA LOGOS Logistics Trust REIT	133,200	54,332
Ascendas India Trust	79,100	76,622
Ascendas Real Estate Investment Trust	283,051	648,760
Ascott Residence Trust	167,317	121,288
BOC Aviation, Ltd. (e)	14,300	92,057
BW LPG, Ltd. (e)	11,460	36,003
CapitaLand Commercial Trust REIT	250,790	306,613
CapitaLand Mall Trust REIT	233,600	331,117
CapitaLand Retail China Trust REIT	62,100	56,611
CapitaLand, Ltd. (b)	230,600	486,669
CDL Hospitality Trusts Stapled Security	71,300	52,721
City Developments, Ltd.	39,900	243,578
ComfortDelGro Corp., Ltd.	179,700	188,652
DBS Group Holdings, Ltd.	167,248	2,513,935
EAGLE HOSPITALITY TRUST UNIT (f)	112,600	7,713
ESR-REIT	191,868	54,842
Far East Hospitality Trust Stapled Security	140,900	50,525
First Real Estate Investment Trust	67,100	33,641
First Resources, Ltd.	50,200	50,380
Frasers Centrepoint Trust REIT	57,400	96,085
Frasers Hospitality Trust Stapled Security	135,000	45,385
Frasers Logistics & Commercial Trust REIT	285,139	245,375
Genting Singapore, Ltd.	561,600	308,656
Golden Agri-Resources, Ltd.	606,500	64,838
GuocoLand, Ltd.	27,500	28,927
IGG, Inc. (c)	79,000	64,971
Jardine Cycle & Carriage, Ltd.	11,711	170,727
Kenon Holdings, Ltd.	1,959	38,787
Keppel Corp., Ltd. (c)	138,200	594,598
Keppel DC REIT	105,200	192,455
Keppel Infrastructure Trust	295,800	114,977
Keppel REIT	146,700	116,502
Lippo Malls Indonesia Retail Trust REIT (c)	332,900	32,525
Manulife US Real Estate Investment Trust	204,200	155,162

See accompanying notes to financial statements.
107

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Mapletree Commercial Trust REIT	199,568	$ 278,946
Mapletree Industrial Trust REIT	152,900	317,735
Mapletree Logistics Trust REIT	260,500	365,337
Mapletree North Asia Commercial Trust REIT	176,600	118,580
NetLink NBN Trust	282,000	196,775
OUE Commercial Real Estate Investment Trust	194,900	53,738
Oversea-Chinese Banking Corp., Ltd.	308,532	2,008,856
Parkway Life Real Estate Investment Trust	51,200	122,899
Prime US REIT	43,900	34,466
Raffles Medical Group, Ltd.	82,700	54,708
SATS, Ltd.	81,900	169,588
Sembcorp Industries, Ltd.	92,900	117,476
Sembcorp Marine, Ltd. (b)(c)	75,700	23,287
Sheng Siong Group, Ltd.	61,200	72,647
SIA Engineering Co., Ltd.	26,100	37,163
Singapore Airlines, Ltd.	146,500	395,025
Singapore Exchange, Ltd.	72,700	437,029
Singapore Post, Ltd.	116,800	64,868
Singapore Press Holdings, Ltd.	178,700	163,565
Singapore Technologies Engineering, Ltd.	152,300	363,124
Singapore Telecommunications, Ltd.	764,200	1,358,021
Soilbuild Business Space REIT	183,900	51,849
SPH REIT	70,500	44,451
Starhill Global REIT	183,300	67,644
StarHub, Ltd.	54,800	51,288
Suntec Real Estate Investment Trust	238,200	243,079
United Overseas Bank, Ltd.	117,093	1,709,169
UOL Group, Ltd.	49,233	241,812
Venture Corp., Ltd.	27,100	316,380
Wilmar International, Ltd.	173,800	513,526
Wing Tai Holdings, Ltd.	35,900	46,208
Yanlord Land Group, Ltd.	52,900	44,719
Yoma Strategic Holdings, Ltd. (b)(c)	306,500	69,988
		17,862,683
SOUTH AFRICA — 1.1%
Absa Group, Ltd.	65,523	323,057
AECI, Ltd.	9,970	44,356
African Rainbow Minerals, Ltd.	12,579	123,004
Anglo American Platinum, Ltd.	4,904	356,440
Anglo American PLC	113,747	2,614,827
AngloGold Ashanti, Ltd.	37,874	1,112,894
Aspen Pharmacare Holdings, Ltd. (b)	37,164	308,295
Astral Foods, Ltd.	3,513	29,621
AVI, Ltd.	32,809	133,200
Barloworld, Ltd. (c)	19,472	77,522
Bid Corp., Ltd.	30,498	500,153
Security Description	Shares	Value
Bidvest Group, Ltd.	24,928	$ 204,265
Capitec Bank Holdings, Ltd.	3,942	195,665
Clicks Group, Ltd.	23,831	288,523
Coronation Fund Managers, Ltd. (c)	19,084	43,989
DataTec, Ltd.	38,866	59,278
Dis-Chem Pharmacies, Ltd. (e)	31,283	31,562
Discovery, Ltd.	35,915	216,679
Equites Property Fund, Ltd. REIT	80,348	77,273
Exxaro Resources, Ltd.	20,118	151,654
FirstRand, Ltd.	503,178	1,105,095
Fortress REIT, Ltd. Class A,	115,468	82,683
Foschini Group, Ltd.	19,612	72,802
Gold Fields, Ltd.	76,872	724,900
Growthpoint Properties, Ltd. REIT	265,098	204,538
Harmony Gold Mining Co., Ltd. (b)	46,490	194,130
Impala Platinum Holdings, Ltd.	72,656	488,673
Imperial Logistics, Ltd.	47,957	108,417
Investec PLC	52,375	104,798
Investec, Ltd.	34,578	68,987
JSE, Ltd.	20,858	146,456
KAP Industrial Holdings, Ltd.	705,488	101,537
Kumba Iron Ore, Ltd.	6,528	174,338
Liberty Holdings, Ltd.	15,761	60,290
Life Healthcare Group Holdings, Ltd.	124,734	119,999
Momentum Metropolitan Holdings	83,371	84,733
Motus Holdings, Ltd. (b)	19,611	34,718
Mr. Price Group, Ltd.	20,308	167,711
MTN Group, Ltd. (c)	154,203	471,657
MultiChoice Group, Ltd. (b)	40,238	245,745
Naspers, Ltd. Class N	40,930	7,512,386
Nedbank Group, Ltd.	32,083	187,872
Netcare, Ltd.	112,609	88,402
Ninety One, Ltd. (b)	17,289	43,533
Northam Platinum, Ltd. (b)	31,026	208,986
Oceana Group, Ltd.	11,307	46,406
Old Mutual, Ltd. (d)	156,832	109,169
Old Mutual, Ltd. (c)(d)	315,585	217,050
Pepkor Holdings, Ltd. (e)	105,711	66,834
Pick n Pay Stores, Ltd.	29,885	87,720
PSG Group, Ltd.	17,508	159,858
Rand Merchant Investment Holdings, Ltd.	71,980	120,968
Redefine Properties, Ltd. REIT	565,715	108,612
Remgro, Ltd.	51,126	294,792
Resilient REIT, Ltd.	34,728	86,590
Reunert, Ltd.	15,137	29,761
Sanlam, Ltd.	170,464	579,114
Sappi, Ltd. (b)	32,283	50,371
Sasol, Ltd. (b)	69,231	530,922
Shoprite Holdings, Ltd.	43,016	264,038
Sibanye Stillwater, Ltd. (b)	206,368	447,500

See accompanying notes to financial statements.
108

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
SPAR Group, Ltd.	17,617	$ 174,072
Standard Bank Group, Ltd.	136,794	824,651
Steinhoff International Holdings NV (b)(c)	418,971	24,596
Super Group, Ltd. (b)	99,955	92,045
Telkom SA SOC, Ltd.	39,144	67,057
Tiger Brands, Ltd.	17,906	183,852
Transaction Capital, Ltd.	44,692	47,996
Truworths International, Ltd.	30,269	59,249
Vodacom Group, Ltd. (c)	61,767	437,704
Vukile Property Fund, Ltd. REIT	94,716	42,074
Woolworths Holdings, Ltd.	90,575	172,883
		25,021,527
SOUTH KOREA — 3.3%
ABLBio, Inc. (b)	2,537	65,762
AfreecaTV Co., Ltd.	572	30,338
Ahnlab, Inc.	2,297	96,209
Alteogen, Inc. (b)	982	219,330
Amorepacific Corp.	2,908	406,763
Amorepacific Corp. Preference Shares	740	44,080
AMOREPACIFIC Group	2,522	109,196
Ananti, Inc. (b)	6,092	49,291
BGF retail Co., Ltd.	795	92,155
BH Co., Ltd. (b)	730	12,153
BNK Financial Group, Inc.	27,622	116,025
Bukwang Pharmaceutical Co., Ltd.	3,621	102,509
Celltrion Healthcare Co., Ltd. (b)	6,298	570,974
Celltrion Pharm, Inc. (b)	1,414	150,541
Celltrion, Inc. (b)	8,736	2,235,872
Chabiotech Co., Ltd. (b)	3,560	59,427
Cheil Worldwide, Inc.	7,506	103,599
Chong Kun Dang Pharmaceutical Corp.	607	55,100
CJ CheilJedang Corp.	942	257,208
CJ Corp.	1,354	97,832
CJ ENM Co., Ltd.	1,018	94,352
CJ Logistics Corp. (b)	1,096	144,458
Com2uSCorp	2,104	206,397
Cosmax, Inc.	682	55,764
Coway Co., Ltd.	4,173	252,277
Daelim Industrial Co., Ltd.	2,706	186,141
Daewoo Engineering & Construction Co., Ltd. (b)	24,328	69,820
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	3,568	81,292
Daewoong Co., Ltd.	2,154	49,143
Daewoong Pharmaceutical Co., Ltd.	429	47,582
DB HiTek Co., Ltd.	3,213	77,888
DB Insurance Co., Ltd.	5,525	198,157
DGB Financial Group, Inc.	15,300	65,791
DIO Corp. (b)	4,286	90,002
Dongjin Semichem Co., Ltd.	5,592	132,509
Security Description	Shares	Value
Dongsuh Cos., Inc.	2,706	$ 35,709
Doosan Bobcat, Inc.	4,079	90,726
Doosan Heavy Industries & Construction Co., Ltd. (b)	11,371	46,295
Doosan Infracore Co., Ltd. (b)	12,565	76,730
DoubleUGames Co., Ltd.	843	56,216
Douzone Bizon Co., Ltd.	2,524	215,652
Ecopro BM Co., Ltd.	744	75,423
E-MART, Inc.	2,133	188,600
Eo Technics Co., Ltd.	1,483	117,961
F&F Co., Ltd.	610	47,068
Feelux Co., Ltd. (b)	7,699	28,611
Fila Holdings Corp.	5,207	153,658
GemVax & Kael Co., Ltd. (b)	2,866	46,547
Genexine Co., Ltd. (b)	2,807	222,607
Green Cross Corp.	529	65,311
GS Engineering & Construction Corp.	5,552	114,310
GS Holdings Corp.	5,913	179,106
GS Retail Co., Ltd.	3,570	109,089
G-treeBNT Co., Ltd. (b)	2,091	42,976
Hana Financial Group, Inc.	27,159	617,660
Hanall Biopharma Co., Ltd. (b)	2,599	61,321
Hankook Shell Oil Co., Ltd.	332	64,235
Hankook Tire & Technology Co., Ltd.	8,351	172,834
Hanmi Pharm Co., Ltd.	616	125,690
Hanon Systems	16,734	126,822
Hansol Chemical Co., Ltd.	1,234	131,645
Hansol Paper Co., Ltd.	6,147	71,940
Hanssem Co., Ltd.	2,499	180,192
Hanwha Aerospace Co., Ltd. (b)	4,757	98,052
Hanwha Corp.	3,640	67,979
Hanwha Life Insurance Co., Ltd.	31,079	35,648
Hanwha Solutions Corp.	13,246	215,054
HDC Hyundai Development Co-Engineering & Construction Class E	3,261	57,662
Helixmith Co., Ltd. (b)	2,504	128,347
Hite Jinro Co., Ltd.	2,855	104,644
HLB Life Science Co., Ltd. (b)	4,660	72,466
HLB, Inc. (b)(c)	4,111	317,657
HMM Co., Ltd. (b)	22,908	90,359
Hotel Shilla Co., Ltd.	3,574	212,563
Hugel, Inc. (b)	432	170,039
Hyosung Chemical Corp.	809	71,271
Hyosung Corp.	858	45,083
Hyundai Bioscience Co., Ltd. (b)	4,204	46,888
Hyundai Department Store Co., Ltd.	1,309	61,594
Hyundai Elevator Co., Ltd.	1,959	113,991
Hyundai Engineering & Construction Co., Ltd.	7,969	220,750
Hyundai Glovis Co., Ltd.	1,744	148,272
Hyundai Heavy Industries Holdings Co., Ltd.	1,006	207,619

See accompanying notes to financial statements.
109

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Hyundai Marine & Fire Insurance Co., Ltd.	5,728	$ 109,958
Hyundai Mipo Dockyard Co., Ltd.	2,168	56,968
Hyundai Mobis Co., Ltd.	6,240	1,001,639
Hyundai Motor Co.	13,890	1,140,971
Hyundai Motor Co. Preference Shares (d)	3,845	183,852
Hyundai Motor Co. Preference Shares (d)	2,761	127,821
Hyundai Rotem Co., Ltd. (b)	7,810	100,885
Hyundai Steel Co.	8,186	141,569
Hyundai Wia Corp.	1,507	43,874
Iljin Materials Co., Ltd.	2,086	87,152
Ilyang Pharmaceutical Co., Ltd.	1,234	66,348
Industrial Bank of Korea	28,125	191,115
Innocean Worldwide, Inc.	814	30,348
JB Financial Group Co., Ltd.	11,582	45,928
Kakao Corp.	5,195	1,165,771
Kangwon Land, Inc.	9,224	166,230
KB Financial Group, Inc.	36,531	1,034,178
KCC Corp.	576	64,115
KEPCO Plant Service & Engineering Co., Ltd.	2,035	49,427
Kia Motors Corp.	23,834	644,056
KIWOOM Securities Co., Ltd.	2,328	170,203
KMW Co., Ltd. (b)	2,663	142,235
Koentec Co., Ltd.	12,880	92,959
Koh Young Technology, Inc.	1,079	90,181
Kolmar Korea Co., Ltd.	1,275	45,522
Kolon Industries, Inc.	1,620	43,534
Komipharm International Co., Ltd. (b)	4,676	66,913
Korea Aerospace Industries, Ltd.	7,786	155,307
Korea Electric Power Corp. (b)	23,228	378,790
Korea Gas Corp.	2,420	53,136
Korea Investment Holdings Co., Ltd.	3,949	148,052
Korea Real Estate Investment & Trust Co., Ltd.	40,468	57,495
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	3,817	280,980
Korea Zinc Co., Ltd.	874	244,891
Korean Air Lines Co., Ltd. (b)	4,004	58,704
Korean Reinsurance Co.	8,166	50,221
KT&G Corp.	10,837	707,725
Kuk-il Paper Manufacturing Co., Ltd. (b)	9,131	43,995
Kumho Petrochemical Co., Ltd.	1,926	120,450
Kwang Dong Pharmaceutical Co., Ltd.	12,503	73,572
L&C Bio Co., Ltd.	442	37,614
LEENO Industrial, Inc.	896	84,828
LG Chem, Ltd.	4,261	1,758,425
LG Chem, Ltd. Preference Shares	786	165,363
LG Corp.	8,628	514,929
Security Description	Shares	Value
LG Display Co., Ltd. (b)	25,728	$ 246,327
LG Electronics, Inc.	9,878	523,491
LG Hausys, Ltd.	1,772	95,422
LG Household & Health Care, Ltd.	891	998,641
LG Household & Health Care, Ltd. Preference Shares	184	111,469
LG Innotek Co., Ltd.	1,707	250,339
LG International Corp.	14,247	185,856
LG Uplus Corp.	23,441	239,549
Lock&Lock Co., Ltd. (b)	10,907	102,534
Lotte Chemical Corp.	1,550	216,623
Lotte Corp.	2,576	68,126
LOTTE Fine Chemical Co., Ltd.	1,634	47,164
Lotte Shopping Co., Ltd.	983	65,698
LS Corp.	1,645	47,990
LS Electric Co., Ltd.	1,393	56,104
Mando Corp.	5,035	94,725
Mcnex Co., Ltd.	1,909	49,753
MedPacto, Inc. (b)	1,028	46,166
Medy-Tox, Inc.	516	63,051
MegaStudyEdu Co., Ltd.	453	13,517
Meritz Fire & Marine Insurance Co., Ltd.	4,627	49,038
Meritz Securities Co., Ltd.	69,541	176,851
Mezzion Pharma Co., Ltd. (b)	617	117,991
Mirae Asset Daewoo Co., Ltd.	47,797	268,145
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	27,768	93,763
NAVER Corp.	13,010	2,927,032
NCSoft Corp.	1,477	1,098,780
NEPES Corp.	1,564	37,564
Netmarble Corp. (b)(e)	2,574	215,743
NH Investment & Securities Co., Ltd.	14,985	104,247
NHN Corp. (b)	885	61,166
NHN KCP Corp.	1,280	52,839
NICE Information Service Co., Ltd.	10,100	154,329
NKMax Co., Ltd. (b)	9,231	95,870
NongShim Co., Ltd.	521	158,778
OCI Co., Ltd. (b)	1,629	50,571
Orion Corp/Republic of Korea	2,349	262,970
Ottogi Corp.	114	53,020
Pan Ocean Co., Ltd. (b)	24,680	78,819
Paradise Co., Ltd.	4,113	46,217
Partron Co., Ltd.	11,769	87,746
Pearl Abyss Corp. (b)	605	110,073
Pharmicell Co., Ltd. (b)	11,563	177,630
POSCO	7,393	1,076,838
POSCO Chemtech Co., Ltd.	2,247	141,928
Posco International Corp.	6,646	77,549
RFHIC Corp.	1,181	35,750
S-1 Corp.	1,546	110,786
Samsung Biologics Co., Ltd. (b)(e)	1,485	963,404
Samsung C&T Corp.	8,160	793,780

See accompanying notes to financial statements.
110

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Samsung Card Co., Ltd.	3,804	$ 86,939
Samsung Electro-Mechanics Co., Ltd.	5,067	549,719
Samsung Electronics Co., Ltd. Preference Shares	76,417	2,976,768
Samsung Electronics Co., Ltd.	443,506	19,632,961
Samsung Engineering Co., Ltd. (b)	16,699	172,104
Samsung Fire & Marine Insurance Co., Ltd.	2,860	420,490
Samsung Heavy Industries Co., Ltd. (b)	43,638	218,496
Samsung Life Insurance Co., Ltd.	6,076	228,447
Samsung SDI Co., Ltd.	5,187	1,585,985
Samsung SDS Co., Ltd.	3,098	438,202
Samsung Securities Co., Ltd.	7,238	160,013
Sangsangin Co., Ltd.	7,698	39,651
Seegene, Inc.	2,072	192,967
SFA Engineering Corp.	1,624	44,432
Shin Poong Pharmaceutical Co., Ltd. (b)	2,691	67,563
Shinhan Financial Group Co., Ltd.	41,458	1,001,883
Shinsegae International, Inc.	226	29,721
Shinsegae, Inc.	786	145,546
SillaJen, Inc. (b)	6,523	65,618
SK Chemicals Co., Ltd.	690	74,174
SK Holdings Co., Ltd.	3,256	791,867
SK Hynix, Inc.	50,704	3,620,188
SK Innovation Co., Ltd.	5,019	554,857
SK Materials Co., Ltd.	429	71,670
SK Networks Co., Ltd.	13,470	53,477
SK Telecom Co., Ltd.	2,206	388,517
SKC Co., Ltd.	1,867	95,583
SM Entertainment Co., Ltd. (b)	1,656	33,783
S-Oil Corp.	4,074	217,191
Soulbrain Holdings Co., Ltd.	1,026	81,979
Suheung Co., Ltd.	2,578	115,322
Taeyoung Engineering & Construction Co., Ltd.	3,547	46,451
Telcon RF Pharmaceutical, Inc. (b)	8,430	36,721
Value Added Technology Co., Ltd.	3,331	56,758
Vieworks Co., Ltd.	3,440	95,315
WONIK IPS Co., Ltd. (b)	5,486	164,440
Woori Financial Group, Inc.	47,991	353,744
Youngone Corp.	2,057	43,893
Yuhan Corp.	5,405	228,988
Zinus, Inc.	787	52,887
		73,052,110
SPAIN — 1.5%
Acciona SA (c)	1,995	196,198
Acerinox SA	12,509	101,669
Security Description	Shares	Value
ACS Actividades de Construccion y Servicios SA	22,905	$ 588,451
Aedas Homes SA (b)(e)	1,963	35,585
Aena SME SA (b)(e)	6,138	820,651
Almirall SA	10,484	138,340
Amadeus IT Group SA	39,215	2,058,230
AmRest Holdings SE (b)	7,136	41,436
Applus Services SA	12,354	95,143
Banco Bilbao Vizcaya Argentaria SA	606,311	2,086,857
Banco de Sabadell SA	511,660	179,712
Banco Santander SA	1,532,312	3,747,573
Bankia SA	92,513	98,877
Bankinter SA	68,461	328,040
Befesa SA (e)	2,005	78,163
CaixaBank SA	328,256	702,015
Cellnex Telecom SA (e)	22,778	1,390,796
Cia de Distribucion Integral Logista Holdings SA	5,693	106,620
CIE Automotive SA (c)	5,468	96,235
Construcciones y Auxiliar de Ferrocarriles SA	1,714	62,316
Corp. Financiera Alba SA	1,589	64,378
Distribuidora Internacional de Alimentacion SA (b)(c)	401,966	50,248
Ebro Foods SA	5,250	108,732
eDreams ODIGEO SA (b)	11,015	30,640
Enagas SA (c)	22,632	553,486
Ence Energia y Celulosa SA (c)	12,316	40,449
Endesa SA (c)	29,882	741,029
Euskaltel SA (e)	8,122	72,010
Faes Farma SA	22,047	89,861
Ferrovial SA	45,007	1,202,661
Fluidra SA (b)	4,447	58,997
Fomento De Construcciones Y (b)	382	3,608
Fomento de Construcciones y Contratas SA	8,786	83,095
Gestamp Automocion SA (c)(e)	33,976	86,021
Grifols SA	27,124	824,530
Grupo Catalana Occidente SA	3,630	84,033
Iberdrola SA	566,690	6,613,866
Indra Sistemas SA (b)	12,047	95,372
Industria de Diseno Textil SA	99,189	2,631,008
Inmobiliaria Colonial Socimi SA REIT	25,188	222,641
Lar Espana Real Estate Socimi SA REIT (c)	11,653	60,794
Liberbank SA (b)	179,722	29,845
Mapfre SA	127,893	228,306
Masmovil Ibercom SA (b)	5,844	149,697
Mediaset Espana Comunicacion SA (b)	14,887	55,200
Melia Hotels International SA	10,443	44,560
Merlin Properties Socimi SA REIT	32,037	266,889
Naturgy Energy Group SA	26,099	487,088

See accompanying notes to financial statements.
111

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Neinor Homes SA (b)(e)	7,187	$ 73,960
Pharma Mar SA (c)	19,112	165,054
Prosegur Cash SA (e)	40,918	34,615
Prosegur Cia de Seguridad SA	36,398	84,874
Red Electrica Corp. SA (c)	39,420	737,300
Repsol SA (c)	130,657	1,154,122
Sacyr SA	21,203	44,159
Siemens Gamesa Renewable Energy SA (b)(c)	21,913	390,039
Solaria Energia y Medio Ambiente SA (b)	9,631	122,574
Talgo SA (b)(e)	12,764	60,808
Tecnicas Reunidas SA (b)	2,480	37,950
Telefonica SA	424,908	2,031,606
Unicaja Banco SA (b)(e)	73,212	37,419
Viscofan SA	3,492	227,871
Zardoya Otis SA	14,502	99,456
		33,233,758
SWEDEN — 2.2%
Sinch AB (b)	3,000	258,235
AAK AB (b)	14,608	252,178
AcadeMedia AB (e)	15,147	102,949
Adapteo Oyj (b)	6,042	51,584
AddTech AB Class B	6,000	242,710
AF POYRY AB (b)	8,783	189,947
Alfa Laval AB (b)	28,457	627,871
Alimak Group AB (e)	6,075	65,877
Arjo AB Class B	22,985	128,357
Assa Abloy AB Class B	93,078	1,905,389
Atlas Copco AB Class A	62,360	2,656,070
Atlas Copco AB Class B	38,700	1,438,254
Atrium Ljungberg AB Class B	4,091	57,804
Attendo AB (b)(e)	18,258	71,846
Avanza Bank Holding AB	9,251	131,832
Axfood AB	8,630	188,701
Beijer Ref AB (c)	6,548	198,610
Betsson AB	15,247	106,316
Betsson AB (b)	15,247	4,697
Bilia AB Class A (b)	10,517	85,233
BillerudKorsnas AB	16,436	235,943
BioGaia AB Class B	1,663	91,536
Biotage AB	5,013	75,075
Boliden AB	27,002	619,433
Bonava AB Class B	9,858	53,287
Boozt AB (b)(e)	10,974	108,525
Bravida Holding AB (b)(e)	18,329	175,240
Bufab AB (b)	6,983	73,746
Bure Equity AB	4,779	104,316
Castellum AB	22,683	425,103
Catena AB (c)	1,171	46,312
Cellavision AB (b)	1,868	56,358
Clas Ohlson AB Class B	7,371	82,624
Cloetta AB Class B (b)	28,896	73,859
Collector AB (b)(c)	28,130	41,031
Coor Service Management Holding AB (b)(e)	8,780	58,073
Security Description	Shares	Value
Dios Fastigheter AB	9,118	$ 61,087
Dometic Group AB (b)(e)	27,472	248,304
Dustin Group AB (c)(e)	10,657	58,199
Electrolux AB Class B	18,389	309,445
Electrolux Professional AB Class B (b)	18,389	67,370
Elekta AB Class B	37,158	346,198
Embracer Group AB (b)	11,520	161,903
Epiroc AB Class A	59,613	747,099
Epiroc AB Class B	39,849	489,472
EQT AB	15,168	273,538
Essity AB Class B (b)	56,321	1,826,309
Evolution Gaming Group AB (e)	11,115	660,292
Fabege AB	21,764	256,000
Fastighets AB Balder Class B (b)	9,404	359,868
Fingerprint Cards AB Class B (b)(c)	31,312	57,221
Fortnox AB (b)	4,202	115,010
Getinge AB Class B (c)	20,364	379,533
Granges AB (b)	8,487	67,674
Hennes & Mauritz AB Class B (c)	72,140	1,053,152
Hexagon AB Class B (b)	25,791	1,514,843
Hexpol AB (b)	28,637	213,722
HMS Networks AB (b)	2,574	48,237
Holmen AB Class B (b)	8,687	279,057
Hufvudstaden AB Class A	8,604	107,278
Husqvarna AB Class B	32,673	268,944
ICA Gruppen AB	9,217	438,199
Industrivarden AB Class C (b)	19,084	435,073
Indutrade AB (b)	8,199	325,243
Instalco AB	3,853	59,604
Intrum AB (c)	6,544	120,487
Investment AB Latour Class B	13,000	236,070
Investor AB Class B	42,298	2,244,193
Inwido AB (b)	4,681	32,667
JM AB	4,617	104,503
John Mattson Fastighetsforetagen AB (b)	3,703	57,756
Karo Pharma AB (b)	17,994	106,174
Kinnevik AB Class B	22,465	593,114
Klovern AB Class B	41,992	66,806
Kungsleden AB	16,793	125,704
L E Lundbergforetagen AB Class B (b)	9,305	424,227
LeoVegas AB (e)	19,551	87,826
Lifco AB Class B	4,519	288,207
Lindab International AB	8,991	105,996
Loomis AB (b)	7,725	184,571
Lundin Energy AB	18,992	463,589
Mekonomen AB (b)	8,779	62,791
Modern Times Group MTG AB Class B (b)	8,909	97,122
Munters Group AB (b)(e)	17,152	96,711
Mycronic AB (c)	6,388	121,129
NCC AB Class B	8,969	145,825

See accompanying notes to financial statements.
112

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
NetEnt AB (b)	24,310	$ 187,229
Nibe Industrier AB Class B (b)	28,208	625,753
Nobia AB (b)	16,815	80,106
Nobina AB (b)(e)	12,721	76,247
Nolato AB Class B (b)	1,677	113,421
Nordic Entertainment Group AB Class B	6,203	190,803
Nyfosa AB (b)	17,984	123,449
Oncopeptides AB (b)(c)(e)	3,301	46,402
Pandox AB (b)(c)	8,087	93,886
Paradox Interactive AB	5,166	111,795
Peab AB Class B (b)	16,790	138,809
PowerCell Sweden AB (b)	3,453	114,598
Ratos AB Class B (b)	39,105	105,176
Recipharm AB (b)	2,430	29,943
Recipharm AB Class B (b)(c)	6,077	75,389
Resurs Holding AB (e)	13,518	55,773
Saab AB Class B (b)(c)	7,199	180,972
Samhallsbyggnadsbolaget i Norden AB	99,213	254,952
Sandvik AB (b)	105,486	1,986,184
Scandi Standard AB (b)	10,379	71,901
Scandic Hotels Group AB (c)(e)	16,583	58,710
Securitas AB Class B (b)	31,343	423,897
Skandinaviska Enskilda Banken AB Class A (b)	151,139	1,312,187
Skanska AB Class B (b)	29,676	605,944
SKF AB Class B	33,123	619,288
SkiStar AB	6,323	64,813
SSAB AB Class A (b)	51,377	142,308
SSAB AB Class B (b)	55,794	148,943
Stillfront Group AB (b)	2,830	254,453
Storytel AB (b)	6,381	131,631
Svenska Cellulosa AB SCA Class B (b)	54,805	655,641
Svenska Handelsbanken AB Class A (b)	144,438	1,371,713
Sweco AB Class B	6,006	271,153
Swedbank AB Class A (b)	80,788	1,037,561
Swedish Match AB	15,782	1,113,695
Swedish Orphan Biovitrum AB (b)	16,714	387,606
Tele2 AB Class B	45,173	601,436
Telefonaktiebolaget LM Ericsson Class B	285,317	2,645,202
Telia Co. AB	247,509	926,135
Thule Group AB (e)	8,437	214,264
Tobii AB (b)(c)	20,023	77,059
Trelleborg AB Class B (b)	22,526	330,551
Troax Group AB	7,112	111,659
Vitrolife AB	6,363	142,193
Volvo AB Class B (b)	137,993	2,171,664
Wallenstam AB Class B	12,525	145,387
Wihlborgs Fastigheter AB	13,486	221,874
Xvivo Perfusion AB (b)	4,152	80,198
		49,008,216
Security Description	Shares	Value
SWITZERLAND — 6.3%
ABB, Ltd.	171,040	$ 3,879,278
Adecco Group AG	14,037	661,572
Alcon, Inc. (b)	46,101	2,648,648
Allreal Holding AG	1,506	298,515
ALSO Holding AG	495	121,581
Arbonia AG (b)	6,222	64,464
Aryzta AG (b)(c)	102,583	46,398
Ascom Holding AG (b)	3,750	34,660
Bachem Holding AG Class B	593	156,590
Baloise Holding AG	4,719	710,844
Banque Cantonale Vaudoise	3,190	310,617
Barry Callebaut AG	273	521,057
Basilea Pharmaceutica AG (b)	1,356	70,036
Belimo Holding AG	46	340,397
Bell Food Group AG	199	50,404
BKW AG	1,910	171,464
Bobst Group SA (c)	1,422	84,201
Bossard Holding AG Class A	975	149,433
Bucher Industries AG	513	148,165
Burckhardt Compression Holding AG (c)	438	107,297
Cembra Money Bank AG	2,578	251,981
Chocoladefabriken Lindt & Spruengli AG (d)	97	801,071
Chocoladefabriken Lindt & Spruengli AG (d)	10	862,477
Cie Financiere Richemont SA	48,239	3,111,102
Clariant AG (b)	18,240	358,941
Coca-Cola HBC AG	18,073	451,145
Coltene Holding AG	945	71,108
Comet Holding AG	901	129,506
Conzzeta AG	127	113,839
Credit Suisse Group AG	237,284	2,468,648
Daetwyler Holding AG	907	177,815
DKSH Holding AG	3,979	256,331
dormakaba Holding AG	293	159,993
Dufry AG (b)	4,386	131,362
EFG International AG	8,065	57,521
Emmi AG	194	169,783
EMS-Chemie Holding AG	717	556,981
Flughafen Zurich AG	1,794	234,285
Forbo Holding AG	88	127,736
Galenica AG (e)	4,297	308,042
GAM Holding AG (b)(c)	19,107	44,374
Geberit AG	3,440	1,725,788
Georg Fischer AG	361	311,185
Givaudan SA	857	3,203,100
Glencore PLC	967,508	2,055,169
Gurit Holding AG	85	124,495
Helvetia Holding AG	3,603	337,457
Huber + Suhner AG	1,498	105,330
Idorsia, Ltd. (b)	7,258	233,258
Implenia AG	1,966	73,092
Ina Invest Holding AG (b)(c)	393	8,710
Inficon Holding AG	157	122,845

See accompanying notes to financial statements.
113

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Interroll Holding AG	61	$ 123,394
Intershop Holding AG	132	79,001
IWG PLC	68,261	223,760
Julius Baer Group, Ltd.	20,245	850,151
Kardex Holding AG	794	145,999
Komax Holding AG (b)(c)	565	91,971
Kuehne + Nagel International AG (b)	4,885	813,602
LafargeHolcim, Ltd. (d)	45,895	2,021,738
LafargeHolcim, Ltd. (d)	3,311	143,733
Landis+Gyr Group AG (b)	1,625	105,257
LEM Holding SA	58	85,866
Leonteq AG	942	39,517
Logitech International SA	14,876	974,712
Lonza Group AG	6,911	3,660,351
Medacta Group SA (b)(e)	1,306	104,971
Mediclinic International PLC	45,822	150,105
Mobilezone Holding AG	8,564	74,803
Mobimo Holding AG	597	173,211
Nestle SA	277,033	30,711,581
Novartis AG	199,498	17,378,634
OC Oerlikon Corp. AG	15,710	128,859
Orior AG	1,109	91,210
Partners Group Holding AG	1,736	1,580,796
PSP Swiss Property AG	4,069	458,267
Rieter Holding AG	687	63,514
Roche Holding AG	65,243	22,601,022
Schindler Holding AG (d)	3,750	887,376
Schindler Holding AG (d)	1,820	431,424
Schweiter Technologies AG	124	153,689
SFS Group AG	1,339	126,175
SGS SA	562	1,376,554
Siegfried Holding AG	308	140,147
SIG Combibloc Group AG	23,161	376,829
Sika AG	13,050	2,515,413
Sonova Holding AG (b)	5,223	1,045,405
St Galler Kantonalbank AG	244	109,232
STADLER RAIL AG (b)(c)	4,350	179,501
STMicroelectronics NV	63,419	1,728,154
Straumann Holding AG	934	807,345
Sulzer AG	1,843	147,792
Sunrise Communications Group AG (e)	3,535	314,394
Swatch Group AG (c)(d)	2,617	525,207
Swatch Group AG (d)	6,411	252,090
Swiss Life Holding AG	3,039	1,130,445
Swiss Prime Site AG	6,759	626,935
Swiss Re AG	27,364	2,121,431
Swisscom AG (c)	2,405	1,261,051
Swissquote Group Holding SA	832	71,295
Tecan Group AG	1,108	392,644
Temenos AG	6,020	935,553
u-blox Holding AG	976	66,935
UBS Group AG	357,862	4,132,532
Valiant Holding AG	1,670	155,815
Valora Holding AG (b)	403	77,409
Security Description	Shares	Value
VAT Group AG (e)	2,442	$ 448,482
Vetropack Holding AG (b)	2,150	118,896
Vifor Pharma AG	4,116	622,631
Vontobel Holding AG	2,998	211,089
VZ Holding AG	1,500	112,556
Ypsomed Holding AG	343	48,711
Zehnder Group AG	1,784	70,236
Zur Rose Group AG (b)	1,188	325,044
Zurich Insurance Group AG	13,893	4,922,191
		141,564,724
TAIWAN — 3.6%
AcBel Polytech, Inc.	136,000	91,263
Accton Technology Corp.	40,000	310,624
Acer, Inc.	311,000	189,558
A-DATA Technology Co., Ltd.	43,000	84,264
Advanced Ceramic X Corp.	8,000	112,322
Advantech Co., Ltd.	33,199	334,106
Airtac International Group	12,000	211,982
AmTRAN Technology Co., Ltd. (b)	189,000	51,664
Arcadyan Technology Corp.	25,487	72,655
ASE Technology Holding Co., Ltd.	346,325	797,588
Asia Cement Corp.	233,000	345,561
Asia Optical Co., Inc.	27,000	64,674
ASMedia Technology, Inc.	4,000	195,888
ASPEED Technology, Inc.	3,000	127,036
Asustek Computer, Inc.	67,000	492,275
AU Optronics Corp.	922,000	291,010
Brighton-Best International Taiwan, Inc.	68,000	61,988
Capital Securities Corp.	222,000	78,028
Career Technology MFG. Co., Ltd.	60,000	62,816
Catcher Technology Co., Ltd.	59,000	447,112
Cathay Financial Holding Co., Ltd.	734,523	1,044,849
Chailease Holding Co., Ltd.	121,079	516,173
Chang Hwa Commercial Bank, Ltd.	470,817	309,767
Chang Wah Technology Co., Ltd.	62,000	63,490
Cheng Loong Corp.	121,000	95,794
Cheng Shin Rubber Industry Co., Ltd.	207,000	237,863
Cheng Uei Precision Industry Co., Ltd.	59,000	80,421
Chicony Electronics Co., Ltd.	62,491	181,136
Chilisin Electronics Corp.	24,000	73,798
China Airlines, Ltd.	434,000	121,181
China Development Financial Holding Corp.	1,476,000	474,631
China General Plastics Corp.	131,000	84,505
China Life Insurance Co., Ltd. (b)	268,557	199,519
China Man-Made Fiber Corp.	267,000	60,520

See accompanying notes to financial statements.
114

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
China Petrochemical Development Corp.	297,000	$ 83,949
China Steel Chemical Corp.	20,000	71,390
China Steel Corp.	1,066,000	750,713
Chin-Poon Industrial Co., Ltd.	91,000	82,186
Chipbond Technology Corp.	37,000	81,199
ChipMOS Techinologies, Inc.	67,000	77,166
Chroma ATE, Inc.	29,000	150,080
Chung Hwa Pulp Corp.	235,000	71,686
Chunghwa Precision Test Tech Co., Ltd.	3,000	83,311
Chunghwa Telecom Co., Ltd.	344,000	1,366,180
Cleanaway Co., Ltd.	14,000	79,464
Compal Electronics, Inc.	446,000	291,929
Compeq Manufacturing Co., Ltd.	80,000	130,576
CTBC Financial Holding Co., Ltd.	1,675,009	1,160,845
CTCI Corp.	72,000	95,462
Delta Electronics, Inc.	181,630	1,036,452
E Ink Holdings, Inc.	75,000	104,150
E.Sun Financial Holding Co., Ltd.	945,555	895,638
Eclat Textile Co., Ltd.	19,182	223,453
Egis Technology, Inc.	8,000	52,638
Elan Microelectronics Corp.	24,000	98,592
Elite Material Co., Ltd.	22,000	119,734
Elite Semiconductor Memory Technology, Inc.	103,000	135,898
eMemory Technology, Inc.	7,000	116,340
Epistar Corp.	86,000	108,194
Eternal Materials Co., Ltd.	79,000	83,799
Eva Airways Corp.	323,121	123,473
Evergreen Marine Corp. Taiwan, Ltd. (b)	369,683	135,248
Everlight Electronics Co., Ltd.	90,000	95,129
Far Eastern Department Stores, Ltd.	83,000	70,246
Far Eastern International Bank	182,000	68,685
Far Eastern New Century Corp.	341,620	324,433
Far EasTone Telecommunications Co., Ltd.	131,000	302,456
Faraday Technology Corp.	37,000	58,652
Feng Hsin Steel Co., Ltd.	39,000	68,944
Feng TAY Enterprise Co., Ltd.	38,800	220,054
Firich Enterprises Co., Ltd.	58,000	59,021
First Financial Holding Co., Ltd.	901,518	695,021
FLEXium Interconnect, Inc.	23,000	95,667
Formosa Chemicals & Fibre Corp.	315,000	811,322
Formosa Petrochemical Corp.	112,000	338,989
Formosa Plastics Corp.	403,000	1,199,922
Formosa Taffeta Co., Ltd.	76,000	94,146
Foxconn Technology Co., Ltd.	84,180	162,098
Foxsemicon Integrated Technology, Inc.	19,000	116,904
Security Description	Shares	Value
Fubon Financial Holding Co., Ltd.	628,000	$ 937,614
General Interface Solution Holding, Ltd.	20,000	76,873
Genius Electronic Optical Co., Ltd.	5,396	129,058
Getac Technology Corp.	34,000	50,200
Giant Manufacturing Co., Ltd.	37,000	332,576
Gigabyte Technology Co., Ltd.	43,000	95,977
Global Unichip Corp.	8,000	68,982
Globalwafers Co., Ltd.	23,000	316,783
Grape King Bio, Ltd.	19,000	122,706
Great Wall Enterprise Co., Ltd.	52,000	75,410
HannStar Display Corp.	325,000	71,839
Highwealth Construction Corp.	72,900	107,996
Hiwin Technologies Corp.	24,322	243,857
Holtek Semiconductor, Inc.	33,000	74,872
Holy Stone Enterprise Co., Ltd.	18,000	74,365
Hon Hai Precision Industry Co., Ltd.	1,158,320	3,401,006
Hota Industrial Manufacturing Co., Ltd.	25,000	86,436
Hotai Motor Co., Ltd.	27,000	647,371
HTC Corp.	120,000	135,547
Hua Nan Financial Holdings Co., Ltd.	800,618	544,911
Huaku Development Co., Ltd.	35,000	100,196
Hung Sheng Construction, Ltd.	97,600	59,407
IEI Integration Corp.	41,000	61,214
Innolux Corp.	942,000	253,741
International Games System Co., Ltd.	5,000	125,104
Inventec Corp.	291,000	248,431
ITEQ Corp.	16,188	81,311
King Slide Works Co., Ltd.	5,000	57,044
King Yuan Electronics Co., Ltd.	73,000	85,487
King's Town Bank Co., Ltd.	72,000	87,860
Kinpo Electronics	141,000	52,067
Kung Long Batteries Industrial Co., Ltd.	19,000	95,657
Land Mark Optoelectronics Corp.	8,000	79,052
Largan Precision Co., Ltd.	9,000	1,251,359
Lien Hwa Industrial Holdings Corp.	60,000	86,664
Lite-On Technology Corp.	225,419	354,957
Lotes Co., Ltd.	8,000	103,433
Macronix International	136,000	144,220
Makalot Industrial Co., Ltd.	41,000	216,628
MediaTek, Inc.	136,000	2,688,804
Mega Financial Holding Co., Ltd.	984,601	1,034,961
Merida Industry Co., Ltd.	17,000	116,213
Merry Electronics Co., Ltd.	15,000	71,225
Micro-Star International Co., Ltd.	72,000	263,589
Mitac Holdings Corp.	68,000	75,143

See accompanying notes to financial statements.
115

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
momo.com, Inc.	5,000	$ 121,587
Namchow Holdings Co., Ltd.	43,000	67,179
Nan Kang Rubber Tire Co., Ltd.	67,000	101,381
Nan Ya Plastics Corp.	457,000	1,003,751
Nan Ya Printed Circuit Board Corp.	30,000	81,180
Nantex Industry Co., Ltd.	69,000	91,146
Nanya Technology Corp.	131,000	273,317
Nien Made Enterprise Co., Ltd.	17,000	166,620
Novatek Microelectronics Corp.	56,000	435,216
Pan-International Industrial Corp.	108,000	66,849
Parade Technologies, Ltd.	5,000	167,590
PChome Online, Inc. (b)	17,000	68,478
Pegatron Corp.	188,000	410,054
PharmaEssentia Corp. (b)	19,000	75,900
Phison Electronics Corp.	13,000	130,820
Pixart Imaging, Inc.	12,000	69,490
Pou Chen Corp.	235,000	230,533
Powertech Technology, Inc.	87,000	317,576
Poya International Co., Ltd.	5,000	98,807
President Chain Store Corp.	52,000	523,103
Primax Electronics, Ltd.	35,000	57,238
Qisda Corp.	125,000	75,136
Quanta Computer, Inc.	284,000	687,122
Radiant Opto-Electronics Corp.	31,000	125,521
Radium Life Tech Co., Ltd.	184,000	64,423
Realtek Semiconductor Corp.	47,000	479,048
Ruentex Development Co., Ltd.	77,361	134,432
Ruentex Industries, Ltd.	47,400	113,993
SDI Corp.	35,000	57,653
Sercomm Corp.	27,000	71,753
Shanghai Commercial & Savings Bank, Ltd.	303,649	470,930
Shin Kong Financial Holding Co., Ltd.	1,193,988	349,771
Shin Zu Shing Co., Ltd.	18,000	91,569
Shining Building Business Co., Ltd. (b)	188,000	63,254
Sigurd Microelectronics Corp.	67,078	92,813
Simplo Technology Co., Ltd.	12,000	130,917
Sinbon Electronics Co., Ltd.	22,000	111,903
Sino-American Silicon Products, Inc.	36,000	116,745
SinoPac Financial Holdings Co., Ltd.	1,182,281	437,005
Sitronix Technology Corp.	12,000	63,105
Soft-World International Corp.	32,000	126,536
Sporton International, Inc.	11,000	90,080
St Shine Optical Co., Ltd.	6,000	72,332
Standard Foods Corp.	51,417	110,061
Sunny Friend Environmental Technology Co., Ltd.	8,000	70,050
Supreme Electronics Co., Ltd.	122,000	123,614
Syncmold Enterprise Corp.	28,000	77,175
Synnex Technology International Corp.	128,550	182,126
Security Description	Shares	Value
TA Chen Stainless Pipe	165,000	$ 152,437
Taichung Commercial Bank Co., Ltd.	218,000	86,332
Taigen Biopharmaceuticals Holdings, Ltd. (b)	126,000	107,355
TaiMed Biologics, Inc. (b)	15,000	46,053
Taishin Financial Holding Co., Ltd.	1,077,405	489,849
Taiwan Business Bank	679,269	249,781
Taiwan Cement Corp.	445,235	647,832
Taiwan Cogeneration Corp.	134,000	179,548
Taiwan Cooperative Financial Holding Co., Ltd.	781,731	551,838
Taiwan Fertilizer Co., Ltd.	111,000	187,997
Taiwan High Speed Rail Corp.	226,000	280,913
Taiwan Hon Chuan Enterprise Co., Ltd.	101,000	188,740
Taiwan Mobile Co., Ltd.	148,000	555,025
Taiwan Paiho, Ltd.	32,000	70,369
Taiwan Secom Co., Ltd.	24,000	71,035
Taiwan Semiconductor Manufacturing Co., Ltd.	2,274,000	24,285,210
Taiwan Styrene Monomer	154,000	86,025
Taiwan Surface Mounting Technology Corp.	30,000	133,394
Taiwan TEA Corp.	161,000	86,678
Taiwan Union Technology Corp.	21,000	103,105
Tatung Co., Ltd. (b)	177,000	126,472
TCI Co., Ltd.	7,000	65,392
Teco Electric and Machinery Co., Ltd.	148,000	136,115
Test Research, Inc.	44,000	81,164
Thinking Electronic Industrial Co., Ltd.	26,000	78,050
Ton Yi Industrial Corp.	184,000	57,359
Tong Hsing Electronic Industries, Ltd.	18,000	86,074
Topco Scientific Co., Ltd.	22,000	81,746
Tripod Technology Corp.	44,000	196,857
Tung Ho Steel Enterprise Corp.	68,000	51,850
TXC Corp.	39,000	84,702
Unimicron Technology Corp.	109,000	186,821
Uni-President Enterprises Corp.	453,880	1,099,663
Unitech Printed Circuit Board Corp.	61,000	53,621
United Integrated Services Co., Ltd.	13,000	89,184
United Microelectronics Corp.	1,008,000	544,966
United Renewable Energy Co., Ltd. (b)	273,450	61,084
USI Corp.	244,000	102,077
Vanguard International Semiconductor Corp.	105,000	279,193
Visual Photonics Epitaxy Co., Ltd.	20,000	62,557
Voltronic Power Technology Corp.	4,000	115,260

See accompanying notes to financial statements.
116

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Walsin Lihwa Corp.	328,000	$ 162,722
Walsin Technology Corp.	28,000	171,119
Waterland Financial Holdings Co., Ltd.	389,000	155,238
Win Semiconductors Corp.	36,000	367,563
Winbond Electronics Corp.	274,000	125,014
Wistron Corp.	302,842	369,703
Wistron NeWeb Corp.	36,000	79,003
Wiwynn Corp.	6,000	164,028
WPG Holdings, Ltd.	160,480	214,123
Xxentria Technology Materials Corp.	32,000	59,358
Yageo Corp.	23,962	312,173
YC INOX Co., Ltd.	82,000	69,433
Yuanta Financial Holding Co., Ltd.	853,022	507,657
Yulon Motor Co., Ltd.	112,000	82,454
Zhen Ding Technology Holding, Ltd.	40,000	175,539
		80,307,373
THAILAND — 0.6%
Advanced Info Service PCL	106,700	638,664
AEON Thana Sinsap Thailand PCL	10,400	36,341
Airports of Thailand PCL	432,600	846,795
Amata Corp. PCL	98,300	48,979
AP Thailand PCL	15,474	2,954
Asia Aviation PCL NVDR (b)	705,600	46,117
B Grimm Power PCL NVDR	86,900	151,350
Bangchak Corp. PCL	98,500	66,926
Bangkok Bank PCL NVDR	49,296	171,953
Bangkok Chain Hospital PCL NVDR	162,000	78,944
Bangkok Dusit Medical Services PCL NVDR	124,900	91,030
Bangkok Dusit Medical Services PCL Class F	729,500	531,060
Bangkok Expressway & Metro PCL	782,100	240,393
Bangkok Land PCL	1,469,600	48,499
Banpu PCL	243,400	48,038
Berli Jucker PCL	104,700	133,807
BTS Group Holdings PCL	619,900	226,640
Bumrungrad Hospital PCL	31,200	117,603
Central Pattana PCL NVDR	69,300	110,158
Central Pattana PCL	150,100	236,751
Central Retail Corp. PCL NVDR (b)	84,100	90,116
Central Retail Corp. PCL (b)	100,225	106,200
CH Karnchang PCL NVDR	146,300	95,297
Charoen Pokphand Foods PCL	359,700	369,505
Chularat Hospital PCL Class F	887,900	70,670
Com7 PCL Class F	84,500	77,235
CP ALL PCL (b)	524,300	1,149,279
Eastern Polymer Group PCL (c)	280,400	43,365
Electricity Generating PCL	11,900	95,100
Security Description	Shares	Value
Electricity Generating PCL NVDR	17,300	$ 139,231
Energy Absolute PCL	112,813	143,263
Energy Absolute PCL NVDR	57,900	74,094
Erawan Group PCL (c)	394,000	47,931
GFPT PCL	131,000	55,100
Global Power Synergy PCL Class F	74,500	177,166
Gulf Energy Development PCL NVDR	60,200	73,887
Gulf Energy Development PCL	203,000	247,941
Gunkul Engineering PCL	705,600	59,357
Hana Microelectronics PCL	82,100	73,713
Home Product Center PCL	417,200	207,874
Home Product Center PCL NVDR	173,900	87,352
Indorama Ventures PCL	175,900	157,930
Intouch Holdings PCL Class F	181,200	329,774
IRPC PCL	971,500	82,353
Jasmine International PCL	363,100	42,058
Kasikornbank PCL	166,700	503,929
Krung Thai Bank PCL	364,900	121,604
Land & Houses PCL	567,800	139,619
Land & Houses PCL NVDR	287,500	71,255
Major Cineplex Group PCL	1,245	604
MBK PCL	114,100	51,314
Minor International PCL (b)(c)	236,350	155,234
Muangthai Capital PCL (b)	60,500	101,788
Origin Property PCL Class F	286,100	50,449
Osotspa PCL NVDR	84,700	104,759
Plan B Media PCL Class F	267,000	51,832
PTG Energy PCL	109,300	57,289
PTT Exploration & Production PCL	145,100	430,734
PTT Global Chemical PCL	213,000	318,733
PTT PCL	1,103,600	1,347,922
Quality Houses PCL	981,000	71,097
Ratch Group PCL	58,500	117,823
Ratchthani Leasing PCL	298,000	34,517
Sansiri PCL	1,966,900	48,365
Siam Cement PCL	67,165	799,700
Siam Cement PCL NVDR	6,700	80,145
Siam Commercial Bank PCL	191,100	448,265
Siamgas & Petrochemicals PCL (c)	242,200	66,608
Singha Estate PCL	705,600	36,070
Sino-Thai Engineering & Construction PCL	104,500	51,392
SPCG PCL	112,855	59,518
Srisawad Corp. PCL (b)	84,900	141,466
Supalai PCL	161,300	87,676
Super Energy Corp. PCL	3,551,400	108,010
Thai Airways International PCL (b)	242,200	29,778
Thai Oil PCL	117,200	167,794
Thai Union Group PCL Class F	244,000	101,839
Thai Vegetable Oil PCL	83,600	71,002

See accompanying notes to financial statements.
117

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Thonburi Healthcare Group PCL	111,000	$ 71,827
TMB Bank PCL	2,510,814	85,298
Total Access Communication PCL	45,600	57,908
True Corp. PCL (c)	1,001,312	110,150
TTW PCL NVDR	175,800	75,359
U City PCL Class F (b)(c)	1,076,200	50,141
Vinythai PCL	85,300	60,993
WHA Corp. PCL	459,200	49,326
		14,557,925
TURKEY — 0.1%
Akbank T.A.S. (b)	288,939	256,282
Anadolu Efes Biracilik Ve Malt Sanayii A/S	23,020	71,592
Aselsan Elektronik Sanayi Ve Ticaret A/S	44,184	208,544
BIM Birlesik Magazalar A/S	41,200	408,406
Coca-Cola Icecek A/S	7,067	44,923
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (b)	158,361	47,251
Eregli Demir ve Celik Fabrikalari TAS	122,270	153,044
Ford Otomotiv Sanayi A/S	6,094	63,226
Haci Omer Sabanci Holding A/S	140,790	189,542
KOC Holding A/S	71,562	188,185
Petkim Petrokimya Holding A/S (b)	443,776	275,592
TAV Havalimanlari Holding A/S	12,185	34,515
Tupras Turkiye Petrol Rafinerileri A/S (b)	12,883	168,496
Turk Hava Yollari AO (b)	85,741	156,042
Turkcell Iletisim Hizmetleri A/S	100,945	240,620
Turkiye Garanti Bankasi A/S (b)	190,042	234,280
Turkiye Halk Bankasi A/S (b)	57,273	53,416
Turkiye Is Bankasi A/S Class C (b)	164,039	133,956
Ulker Biskuvi Sanayi A/S (b)	14,252	50,580
Yapi ve Kredi Bankasi A/S (b)	273,794	97,685
		3,076,177
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	226,966	307,548
Air Arabia PJSC	303,107	102,280
Aldar Properties PJSC	307,385	150,473
Amanat Holdings PJSC	296,164	69,417
Dana Gas PJSC	290,758	51,452
Deyaar Development PJSC (b)	788,713	60,177
Dubai Islamic Bank PJSC	117,687	122,818
Emaar Malls PJSC (b)	267,179	100,709
Emaar Properties PJSC (b)	256,763	193,984
Emirates NBD Bank PJSC	115,000	280,161
Emirates Telecommunications Group Co. PJSC	116,409	524,586
First Abu Dhabi Bank PJSC	196,038	608,101
Security Description	Shares	Value
National Central Cooling Co. PJSC	146,926	$ 76,921
Network International Holdings PLC (b)(e)	47,026	256,708
Union Properties PJSC (b)	971,470	79,665
		2,985,000
UNITED KINGDOM — 8.5%
3i Group PLC	90,362	927,829
888 Holdings PLC	47,272	101,952
A.G. Barr PLC	16,160	90,181
AB Dynamics PLC	2,636	53,253
Abcam PLC	16,250	267,647
Admiral Group PLC	17,728	501,328
Advanced Medical Solutions Group PLC	26,844	78,935
Aggreko PLC	23,169	127,057
AJ Bell PLC	26,404	126,511
Alfa Financial Software Holdings PLC (b)(e)	72,989	65,294
Alliance Pharma PLC	64,517	59,177
Anglo Pacific Group PLC	29,575	49,069
AO World PLC (b)(c)	26,609	47,652
Ascential PLC (c)(e)	30,220	108,104
Ashmore Group PLC	36,143	186,096
Ashtead Group PLC	41,107	1,382,748
ASOS PLC (b)	7,567	320,707
Associated British Foods PLC	34,079	803,494
Assura PLC REIT	224,540	217,270
Aston Martin Lagonda Global Holdings PLC (b)(c)(e)	60,036	36,645
AstraZeneca PLC	121,830	12,643,571
Auto Trader Group PLC (e)	89,644	582,001
Avast PLC (e)	54,744	356,789
AVEVA Group PLC	5,874	296,990
Aviva PLC	359,509	1,215,069
B&M European Value Retail SA	92,422	453,654
Babcock International Group PLC	22,867	87,391
BAE Systems PLC	297,622	1,774,592
Balfour Beatty PLC	75,884	243,615
Bank of Georgia Group PLC (b)	5,714	75,978
Barclays PLC	1,603,912	2,256,406
Barratt Developments PLC	92,104	564,485
Beazley PLC	56,330	284,767
Bellway PLC	11,990	376,573
Berkeley Group Holdings PLC	11,681	599,875
Biffa PLC (e)	23,119	57,604
Big Yellow Group PLC REIT	14,991	186,072
Blue Prism Group PLC (b)(c)	6,473	90,825
BMO Commercial Property Trust (b)	74,028	57,672
Bodycote PLC	17,319	133,899
boohoo Group PLC (b)	85,817	438,221
BP PLC	1,878,231	7,175,256
Brewin Dolphin Holdings PLC	34,485	110,822
British American Tobacco PLC	212,492	8,126,648

See accompanying notes to financial statements.
118

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
British Land Co. PLC REIT	79,629	$ 379,827
Britvic PLC	20,986	199,285
BT Group PLC	823,659	1,161,568
Bunzl PLC	30,465	814,858
Burberry Group PLC	40,470	797,432
Cairn Energy PLC (b)	56,269	81,656
Calisen PLC (b)	15,254	33,983
Capita PLC (b)	140,018	76,377
Capital & Counties Properties PLC REIT	66,111	119,550
Centrica PLC	529,118	250,700
Ceres Power Holdings PLC (b)	7,916	53,116
Cineworld Group PLC (c)	58,020	43,433
Civitas Social Housing PLC REIT	94,438	128,057
Clinigen Healthcare, Ltd.	11,720	117,127
Close Brothers Group PLC	11,708	159,836
CNH Industrial NV (b)	92,158	647,264
Coats Group PLC	90,858	63,060
Coca-Cola European Partners PLC (d)	9,400	354,944
Coca-Cola European Partners PLC (d)	11,838	449,104
Compass Group PLC	165,189	2,266,327
Computacenter PLC	6,746	136,339
ConvaTec Group PLC (e)	134,568	324,077
Countryside Properties PLC (e)	43,262	176,654
Craneware PLC	1,700	35,814
Cranswick PLC	4,711	210,429
Crest Nicholson Holdings PLC	28,002	68,258
Croda International PLC	11,659	755,123
Custodian Reit PLC	48,411	54,373
CVS Group PLC	6,658	84,734
Daily Mail & General Trust PLC Class A	14,271	121,571
Dart Group PLC	7,820	81,022
DCC PLC	8,901	740,634
Dechra Pharmaceuticals PLC	9,300	326,646
Derwent London PLC REIT	9,603	329,399
Diageo PLC	217,423	7,206,151
Dialog Semiconductor PLC (b)	8,298	379,172
Diploma PLC	9,179	203,479
Direct Line Insurance Group PLC	135,456	452,909
Dixons Carphone PLC	75,099	83,229
Domino's Pizza Group PLC	38,448	147,163
Drax Group PLC	32,404	103,123
DS Smith PLC	125,548	508,219
Dunelm Group PLC	6,935	101,881
easyJet PLC (c)	12,809	107,832
Electrocomponents PLC	46,641	387,160
Elementis PLC	57,380	45,659
EMIS Group PLC	9,755	130,176
Empiric Student Property PLC REIT	78,997	56,797
Equiniti Group PLC (e)	29,179	52,560
Essentra PLC	20,843	75,138
Security Description	Shares	Value
Euromoney Institutional Investor PLC	8,298	$ 80,710
Experian PLC	84,607	2,961,221
Ferrexpo PLC	26,623	57,014
Fevertree Drinks PLC	9,051	228,790
Fiat Chrysler Automobiles NV (b)	99,774	1,009,209
First Derivatives PLC	2,570	81,093
Firstgroup PLC (b)	94,834	59,250
FLEX LNG, Ltd.	7,577	35,065
Forterra PLC (e)	29,434	73,107
Frasers Group PLC (b)	19,990	75,533
Frontier Developments PLC (b)	5,571	127,345
Funding Circle Holdings PLC (b)(c)(e)	129,936	109,816
Future PLC	9,077	142,863
G4S PLC	130,844	184,583
Games Workshop Group PLC	2,919	289,229
Gamesys Group PLC (b)	8,539	90,352
GB Group PLC	14,835	123,564
GCP Student Living PLC REIT	70,906	108,831
Genus PLC	5,886	256,934
GlaxoSmithKline PLC	464,563	9,357,521
Go-Ahead Group PLC	4,113	42,545
GoCo. Group PLC	68,401	81,592
Grafton Group PLC	19,660	160,314
Grainger PLC	55,385	195,974
Great Portland Estates PLC REIT	20,668	161,463
Greggs PLC	9,198	183,955
GVC Holdings PLC	52,644	481,167
Halfords Group PLC	44,124	82,870
Halma PLC	33,901	963,118
Hammerson PLC REIT (c)	65,689	64,919
Hargreaves Lansdown PLC	29,488	592,978
Hastings Group Holdings PLC (e)	44,268	105,404
Hays PLC	143,563	211,986
Helical PLC	16,644	63,912
Hill & Smith Holdings PLC	6,431	98,842
Hiscox, Ltd.	32,068	312,123
HomeServe PLC	30,440	490,733
Hotel Chocolat Group PLC	15,284	58,871
Howden Joinery Group PLC	54,152	369,687
HSBC Holdings PLC	1,880,859	8,716,766
Hunting PLC	13,720	35,792
Hurricane Energy PLC (b)(c)	148,745	10,684
Hyve Group PLC	29,910	36,757
Ibstock PLC (e)	26,496	58,786
Ideagen PLC	16,804	38,827
IG Design Group PLC	11,749	73,166
IG Group Holdings PLC	33,419	336,515
IMI PLC	28,799	327,632
Imperial Brands PLC	87,903	1,668,652
Inchcape PLC	34,914	211,580
Indivior PLC (b)	116,804	119,788

See accompanying notes to financial statements.
119

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Informa PLC	139,494	$ 804,240
IntegraFin Holdings PLC	27,615	156,132
InterContinental Hotels Group PLC	15,643	688,612
Intermediate Capital Group PLC	26,272	417,955
Intertek Group PLC	14,675	985,585
iomart Group PLC (c)	15,727	68,013
IQE PLC (b)(c)	95,123	60,001
ITM Power PLC (b)	28,310	92,115
ITV PLC	373,371	344,105
J D Wetherspoon PLC	7,825	97,076
J Sainsbury PLC	160,118	413,208
JD Sports Fashion PLC	40,638	311,894
John Laing Group PLC (e)	39,128	169,013
John Wood Group PLC	63,556	151,963
Johnson Matthey PLC	17,507	454,663
Jupiter Fund Management PLC	35,489	112,211
Just Group PLC (b)	106,609	69,329
Kainos Group PLC	12,651	117,074
Keller Group PLC	10,427	81,682
Kingfisher PLC	190,876	523,652
Lancashire Holdings, Ltd.	22,503	225,018
Land Securities Group PLC REIT	63,717	434,124
Learning Technologies Group PLC (c)	39,365	59,918
Legal & General Group PLC	540,510	1,469,401
Lloyds Banking Group PLC	6,504,636	2,502,136
London Stock Exchange Group PLC	29,090	3,016,674
LondonMetric Property PLC REIT	72,287	188,158
LXI REIT PLC	73,462	103,291
M&G PLC	235,181	486,961
Man Group PLC	155,317	250,744
Marks & Spencer Group PLC	177,319	216,826
Marshalls PLC	18,096	137,567
Marston's PLC	55,445	36,412
McCarthy & Stone PLC (e)	54,789	48,351
Meggitt PLC	64,866	235,598
Melrose Industries PLC	442,441	621,878
Micro Focus International PLC ADR (c)	15,603	85,504
Micro Focus International PLC	27,764	147,704
Mitchells & Butlers PLC (b)	14,523	33,723
Mitie Group PLC	40,206	41,412
Mondi PLC	29,219	544,997
Mondi PLC	15,186	284,611
Moneysupermarket.com Group PLC	48,525	194,103
Morgan Advanced Materials PLC	31,654	94,407
Morgan Sindall Group PLC	4,942	75,057
National Express Group PLC	41,661	96,694
National Grid PLC	325,536	3,960,449
NCC Group PLC	31,770	70,135
Next PLC	12,245	739,279
Security Description	Shares	Value
Ninety One PLC (b)	26,187	$ 67,070
Numis Corp. PLC	1,570	6,149
Ocado Group PLC (b)	42,803	1,072,617
On the Beach Group PLC (e)	15,830	57,508
OneSavings Bank PLC	52,042	170,594
Oxford Biomedica PLC (b)	16,489	142,821
Pagegroup PLC	38,313	179,402
Paragon Banking Group PLC	23,278	100,831
Pearson PLC	70,744	502,191
Pennon Group PLC	38,189	527,336
Persimmon PLC	28,829	813,601
Petrofac, Ltd. (c)	14,738	32,505
Petropavlovsk PLC (b)(c)	168,605	52,085
Pets at Home Group PLC	44,934	132,562
Phoenix Group Holdings PLC	48,949	390,044
Picton Property Income, Ltd. REIT (b)	95,313	80,373
Playtech PLC	22,457	78,243
Pollen Street Secured Lending PLC	6,909	62,447
Polypipe Group PLC	19,986	106,601
Premier Foods PLC (b)	54,995	47,278
Primary Health Properties PLC REIT	114,566	221,397
Provident Financial PLC	25,086	54,697
Prudential PLC	240,012	3,606,300
PZ Cussons PLC	23,269	53,126
QinetiQ Group PLC	44,858	164,765
Quilter PLC (e)	157,323	269,980
Rathbone Brothers PLC	4,610	80,976
RDI REIT PLC	50,651	51,632
Reckitt Benckiser Group PLC	65,880	6,043,736
Redde Northgate PLC	40,263	82,548
Redrow PLC	20,816	110,700
Regional REIT, Ltd. (e)	91,945	80,467
RELX PLC (d)	161,811	3,734,660
RELX PLC (d)	16,922	391,522
Renishaw PLC	3,292	163,287
Rentokil Initial PLC	167,286	1,054,790
Restaurant Group PLC (c)	51,115	35,720
Restore PLC	14,057	62,408
Rightmove PLC	79,617	536,654
Rio Tinto PLC	104,555	5,867,375
Rolls-Royce Holdings PLC	177,739	625,755
Rotork PLC	92,419	318,959
Royal Bank of Scotland Group PLC	434,393	650,288
Royal Mail PLC	70,186	157,740
RSA Insurance Group PLC	93,806	473,732
RWS Holdings PLC	12,158	90,047
Sabre Insurance Group PLC (e)	20,082	65,748
Safestore Holdings PLC REIT	23,762	213,576
Saga PLC	124,644	23,867
Sage Group PLC	98,511	815,424
Sanne Group PLC	12,797	99,495
Savills PLC	10,943	111,292

See accompanying notes to financial statements.
120

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Schroder Real Estate Investment Trust, Ltd.	105,428	$ 39,324
Schroders PLC	12,534	456,170
Segro PLC REIT	109,238	1,204,758
Senior PLC	31,367	27,024
Serco Group PLC (b)	135,092	255,026
Serica Energy PLC	48,012	65,041
Severn Trent PLC	21,635	660,243
Shaftesbury PLC REIT	13,712	89,485
Signature Aviation PLC	142,333	405,749
Smart Metering Systems PLC	13,920	101,821
Smith & Nephew PLC	81,155	1,507,941
Smiths Group PLC	35,838	624,747
Softcat PLC	10,760	145,119
Spectris PLC	11,660	363,143
Spirax-Sarco Engineering PLC	6,664	818,087
Spire Healthcare Group PLC (e)	49,079	51,777
Spirent Communications PLC	55,337	165,094
SSE PLC	93,600	1,580,464
SSP Group PLC	40,224	127,828
St James's Place PLC	49,644	582,088
St Modwen Properties PLC	17,643	75,568
Stagecoach Group PLC	45,711	33,766
Standard Chartered PLC	245,753	1,328,414
Standard Life Aberdeen PLC	212,435	701,957
Standard Life Investment Property Income Trust, Ltd. REIT	64,848	48,413
Stobart Group, Ltd.	5,114	2,168
Strix Group PLC	18,454	43,859
Subsea 7 SA (b)	31,878	202,825
Synthomer PLC	31,538	108,396
TalkTalk Telecom Group PLC	67,139	71,109
Tate & Lyle PLC	42,368	349,255
Taylor Wimpey PLC	296,688	522,178
Telecom Plus PLC	4,674	82,506
Tesco PLC	905,251	2,538,974
TORM PLC (c)	8,442	58,243
TP ICAP PLC	50,423	218,377
Trainline PLC (b)(e)	41,307	221,992
Travis Perkins PLC	23,244	323,152
Tritax Big Box REIT PLC	154,408	276,617
Tullow Oil PLC	111,829	44,171
UK Commercial Property REIT, Ltd.	128,022	94,402
Ultra Electronics Holdings PLC	5,270	129,593
Unilever NV	136,278	7,263,770
Unilever PLC	108,216	5,820,800
UNITE Group PLC REIT	26,445	307,069
United Utilities Group PLC	61,682	691,146
Urban & Civic PLC	24,078	69,319
Vectura Group PLC	109,978	131,351
Vesuvius PLC	17,220	82,390
Victoria PLC (b)	5,835	20,043
Victrex PLC	7,821	188,532
Virgin Money UK PLC (b)(c)	115,808	131,229
Security Description	Shares	Value
Vistry Group PLC	17,728	$ 155,715
Vodafone Group PLC	2,468,832	3,913,761
Warehouse Reit PLC	28,238	38,380
Warehouse REIT PLC	9,412	—
Watkin Jones PLC	28,675	53,784
Weir Group PLC	21,426	280,769
WH Smith PLC	10,408	141,298
Whitbread PLC	18,141	497,695
William Hill PLC	67,820	95,547
Wm Morrison Supermarkets PLC	217,472	510,860
Workspace Group PLC REIT	11,884	96,129
WPP PLC	119,446	928,608
		188,852,012
UNITED STATES — 0.2%
Alacer Gold Corp. (b)	26,200	179,476
Bizlink Holding, Inc.	10,000	71,739
BRP, Inc.	4,000	170,044
Burford Capital, Ltd.	18,434	106,280
Carnival PLC	12,859	156,853
Charlottes Web Holdings, Inc. (b)	5,500	21,120
Diversified Gas & Oil PLC	66,708	78,873
Ferguson PLC	20,492	1,670,827
Inmode, Ltd. (b)	1,400	39,648
Primo Water Corp.	13,100	179,187
QIAGEN NV (b)	21,033	905,714
Reliance Worldwide Corp., Ltd.	59,318	121,610
Sims, Ltd.	10,544	58,467
TI Fluid Systems PLC (e)	21,178	48,515
Viemed Healthcare, Inc. (b)	3,200	30,566
		3,838,919
TOTAL COMMON STOCKS (Cost $2,051,189,051)		2,160,484,281

RIGHTS — 0.0% (a)
AUSTRALIA — 0.0% (a)
Super Retail Group, Ltd. (expiring 07/03/20) (b) (f)	1,547	—
CHINA — 0.0% (a)
Legend Holdings Corp. (expiring 5/19/23) (b) (f)	4,638	—
FINLAND — 0.0% (a)
Finnair OYJ (expiring 7/1/20) (b) (c)	9,027	21,899
INDIA — 0.0% (a)
Arvind Fashions, Ltd. (b)	7,355	6,239
SOUTH KOREA — 0.0% (a)
Korean Air Lines Co., Ltd. (expiring 7/10/20) (b)	2,649	3,799

See accompanying notes to financial statements.
121

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
SPAIN — 0.0% (a)
ACS Actividades de Construccion y Servicios SA (expiring 7/10/20) (b)	22,905	$ 35,720
Repsol SA (expiring 7/9/20) (b) (c)	130,657	63,586
Telefonica SA (expiring 7/6/20) (b)	424,908	83,564
		182,870
THAILAND — 0.0% (a)
Minor International PCL (expiring 7/23/20) (b)	28,823	1,306
TOTAL RIGHTS (Cost $255,689)		216,113
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
BTS Group Holdings PCL (expiring 2/16/21) (b)	61,990	2,286
Minor International PCL (expiring 12/31/21) (b)	2,000	78
TOTAL WARRANTS (Cost $0)		2,364
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (g) (h)	8	8
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (g) (h)	71,079,946	71,079,946
State Street Navigator Securities Lending Portfolio II (i) (j)	28,553,493	28,553,493
TOTAL SHORT-TERM INVESTMENTS (Cost $99,633,447)		99,633,447
TOTAL INVESTMENTS — 101.2% (Cost $2,151,078,187)		2,260,336,205
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(26,847,509)
NET ASSETS — 100.0%		$ 2,233,488,696

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2020.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the security is $7,779, representing less than 0.05% of the Fund's net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At June 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	549	09/18/2020	$26,686,916	$27,057,465	$370,549
S+P/Tsx 60 Index Future (long)	33	09/17/2020	4,420,399	4,421,210	78,129
Mini MSCI EAFE (long)	496	09/18/2020	43,810,270	44,104,320	294,050
Total unrealized appreciation/depreciation on open futures contracts.					$742,728
During the period ended June 30, 2020, average notional value related to futures contracts was $95,098,199.
See accompanying notes to financial statements.
122

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$311,211,600	$1,849,264,902	$7,779	$2,160,484,281
Rights	192,908	23,205	0(a)	216,113
Warrants	—	2,364	—	2,364
Short-Term Investments	99,633,447	—	—	99,633,447
TOTAL INVESTMENTS	$411,037,955	$1,849,290,471	$7,779	$2,260,336,205
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	742,728	—	—	742,728
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 742,728	$ —	$ —	$ 742,728
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$411,780,683	$1,849,290,471	$7,779	$2,261,078,933
(a)	The Portfolio held a Level 3 security that was valued at $0 at June 30, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Sectors as of June 30, 2020

Description	% of Net Assets
Banks	9.1%
Pharmaceuticals	6.6
Internet	5.6
Food	4.4
Insurance	4.1
TOTAL	29.8%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	118,930,112	$118,942,005	$105,997,375	$224,948,056	$8,586	$98	8	$ 8	$298,594
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	425,713,228	354,633,282	—	—	71,079,946	71,079,946	206,392
State Street Navigator Securities Lending Portfolio II	25,878,290	25,878,290	135,110,018	132,434,815	—	—	28,553,493	28,553,493	311,089
Total		$144,820,295	$666,820,621	$712,016,153	$8,586	$98		$99,633,447	$816,075
See accompanying notes to financial statements.
123

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.6%
AEROSPACE & DEFENSE — 1.0%
AAR Corp.	5,360	$ 110,791
Aerojet Rocketdyne Holdings, Inc. (a)	9,879	391,604
AeroVironment, Inc. (a)	2,800	222,964
Astronics Corp. (a)	3,568	37,678
Axon Enterprise, Inc. (a)	8,525	836,558
BWX Technologies, Inc.	13,026	737,793
Cubic Corp.	4,100	196,923
Curtiss-Wright Corp.	5,610	500,861
Ducommun, Inc. (a)	1,700	59,279
HEICO Corp.	6,155	613,346
HEICO Corp. Class A	10,697	869,024
Hexcel Corp.	11,317	511,755
Kaman Corp.	3,499	145,558
Kratos Defense & Security Solutions, Inc. (a)	14,400	225,072
Maxar Technologies, Inc.	9,200	165,232
Mercury Systems, Inc. (a)	7,500	589,950
Moog, Inc. Class A	4,489	237,827
National Presto Industries, Inc.	790	69,038
PAE, Inc. (a)	9,000	86,040
Park Aerospace Corp.	2,900	32,306
Parsons Corp. (a)	3,051	110,568
Spirit AeroSystems Holdings, Inc. Class A	14,086	337,219
Triumph Group, Inc.	8,845	79,694
Vectrus, Inc. (a)	1,800	88,434
Virgin Galactic Holdings, Inc. (a)	9,200	150,328
		7,405,842
AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	7,500	167,025
Atlas Air Worldwide Holdings, Inc. (a)	3,735	160,717
Echo Global Logistics, Inc. (a)	4,236	91,583
Forward Air Corp.	4,200	209,244
Hub Group, Inc. Class A (a)	4,217	201,826
Radiant Logistics, Inc. (a)	6,053	23,788
XPO Logistics, Inc. (a) (b)	12,509	966,320
		1,820,503
AIRLINES — 0.2%
Allegiant Travel Co.	2,032	221,915
Copa Holdings SA Class A	4,146	209,622
Hawaiian Holdings, Inc.	7,245	101,720
JetBlue Airways Corp. (a)	36,436	397,152
Mesa Air Group, Inc. (a)	4,400	15,136
SkyWest, Inc.	7,500	244,650
Spirit Airlines, Inc. (a) (b)	11,090	197,402
		1,387,597
AUTO COMPONENTS — 0.7%
Adient PLC (a)	11,400	187,188
Security Description	Shares	Value
American Axle & Manufacturing Holdings, Inc. (a)	17,050	$ 129,580
Cooper Tire & Rubber Co.	6,500	179,465
Cooper-Standard Holdings, Inc. (a)	2,590	34,317
Dana, Inc.	21,947	267,534
Dorman Products, Inc. (a)	3,999	268,213
Fox Factory Holding Corp. (a)	5,200	429,572
Gentex Corp.	33,723	869,042
Gentherm, Inc. (a)	4,954	192,711
Goodyear Tire & Rubber Co.	30,600	273,717
LCI Industries	3,331	382,998
Lear Corp.	8,232	897,453
Modine Manufacturing Co. (a)	7,683	42,410
Motorcar Parts of America, Inc. (a)	3,000	53,010
Standard Motor Products, Inc.	3,243	133,612
Stoneridge, Inc. (a)	4,182	86,400
Tenneco, Inc. Class A (a) (b)	8,068	60,994
Visteon Corp. (a)	3,637	249,134
Workhorse Group, Inc. (a)	9,600	166,944
		4,904,294
AUTOMOBILES — 3.3%
Harley-Davidson, Inc.	20,800	494,416
Tesla, Inc. (a)	20,681	22,331,551
Thor Industries, Inc. (b)	7,598	809,415
Winnebago Industries, Inc.	4,100	273,142
		23,908,524
BANKS — 4.4%
1st Constitution Bancorp	1,400	17,360
1st Source Corp.	2,520	89,662
ACNB Corp.	1,320	34,558
Allegiance Bancshares, Inc.	3,000	76,170
Amalgamated Bank Class A	2,200	27,808
Amerant Bancorp, Inc. (a)	3,000	45,120
American National Bankshares, Inc.	1,700	42,568
Ameris Bancorp	9,844	232,220
Ames National Corp.	1,402	27,675
Arrow Financial Corp.	1,995	59,311
Associated Banc-Corp.	20,130	275,378
Atlantic Capital Bancshares, Inc. (a)	3,399	41,332
Atlantic Union Bankshares Corp.	11,819	273,728
Auburn National Bancorp, Inc.	400	22,836
Banc of California, Inc.	7,213	78,117
BancFirst Corp.	2,952	119,763
Bancorp, Inc. (a)	8,000	78,400
BancorpSouth Bank	13,155	299,145
Bank First Corp. (b)	1,000	64,100
Bank of Commerce Holdings	2,729	20,686
Bank of Hawaii Corp.	5,326	327,070
Bank of Marin Bancorp	2,144	71,460
Bank of NT Butterfield & Son, Ltd.	7,900	192,681
Bank of Princeton	900	18,072
Bank OZK	16,457	386,246
Bank7 Corp.	500	5,427
BankFinancial Corp.	2,191	18,404
BankUnited, Inc.	12,027	243,547

See accompanying notes to financial statements.
124

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Bankwell Financial Group, Inc.	1,000	$ 15,900
Banner Corp.	4,500	171,000
Bar Harbor Bankshares	2,380	53,288
Baycom Corp. (a)	1,620	20,914
BCB Bancorp, Inc.	2,300	21,344
Berkshire Hills Bancorp, Inc.	7,116	78,418
BOK Financial Corp.	4,108	231,856
Boston Private Financial Holdings, Inc.	13,265	91,263
Bridge Bancorp, Inc.	2,600	59,384
Brookline Bancorp, Inc.	12,500	126,000
Bryn Mawr Bank Corp.	3,205	88,650
Business First Bancshares, Inc.	1,900	29,165
Byline Bancorp, Inc.	3,700	48,470
C&F Financial Corp.	500	16,625
Cadence BanCorp	15,800	139,988
California Bancorp, Inc. (a)	1,200	17,880
Cambridge Bancorp	949	56,219
Camden National Corp.	2,402	82,965
Capital Bancorp, Inc. (a)	1,300	13,910
Capital City Bank Group, Inc.	2,100	43,995
Capstar Financial Holdings, Inc.	2,300	27,600
Carter Bank & Trust	3,500	28,245
Cathay General Bancorp	10,054	264,420
CB Financial Services, Inc.	800	17,456
CBTX, Inc.	2,890	60,690
Central Pacific Financial Corp.	4,354	69,795
Central Valley Community Bancorp	1,700	26,163
Century Bancorp, Inc. Class A	436	33,886
Chemung Financial Corp.	604	16,489
ChoiceOne Financial Services, Inc.	1,000	29,560
CIT Group, Inc.	13,059	270,713
Citizens & Northern Corp.	1,900	39,235
Citizens Holding Co.	700	17,500
City Holding Co.	1,949	127,016
Civista Bancshares, Inc.	2,400	36,960
CNB Financial Corp.	2,300	41,239
Coastal Financial Corp. (a)	1,213	17,613
Codorus Valley Bancorp, Inc.	1,438	19,888
Colony Bankcorp, Inc.	1,200	14,124
Columbia Banking System, Inc.	9,458	268,087
Commerce Bancshares, Inc.	13,779	819,437
Community Bank System, Inc.	6,839	389,960
Community Bankers Trust Corp.	3,399	18,694
Community Financial Corp.	800	19,520
Community Trust Bancorp, Inc.	2,503	81,998
ConnectOne Bancorp, Inc.	5,434	87,596
County Bancorp, Inc.	800	16,744
CrossFirst Bankshares, Inc. (a) (b)	7,523	73,575
Cullen/Frost Bankers, Inc. (b)	7,656	571,980
Customers Bancorp, Inc. (a)	4,502	54,114
CVB Financial Corp.	17,200	322,328
Delmar Bancorp	1,500	9,855
Dime Community Bancshares, Inc.	4,900	67,277
Eagle Bancorp Montana, Inc.	1,000	17,380
Eagle Bancorp, Inc.	4,000	131,000
Security Description	Shares	Value
East West Bancorp, Inc.	19,286	$ 698,925
Enterprise Bancorp, Inc.	1,378	32,824
Enterprise Financial Services Corp.	3,900	121,368
Equity Bancshares, Inc. Class A (a)	2,300	40,112
Esquire Financial Holdings, Inc. (a)	1,000	16,900
Evans Bancorp, Inc.	800	18,608
Farmers & Merchants Bancorp, Inc. (b)	1,624	34,494
Farmers National Banc Corp.	4,066	48,223
FB Financial Corp.	2,700	66,879
Fidelity D&D Bancorp, Inc. (b)	444	21,352
Financial Institutions, Inc.	2,480	46,153
First BanCorp	27,400	153,166
First Bancorp, Inc.	1,600	34,720
First BanCorp/Southern Pines	4,713	118,202
First Bancshares, Inc.	3,000	67,500
First Bank	2,600	16,952
First Busey Corp.	8,149	151,979
First Business Financial Services, Inc.	1,300	21,385
First Capital, Inc. (b)	500	34,735
First Choice Bancorp	1,620	26,536
First Citizens BancShares, Inc. Class A	898	363,708
First Commonwealth Financial Corp.	15,700	129,996
First Community Bankshares, Inc.	2,900	65,105
First Community Corp.	1,100	16,665
First Financial Bancorp	14,782	205,322
First Financial Bankshares, Inc.	17,402	502,744
First Financial Corp.	2,100	77,364
First Foundation, Inc.	6,250	102,125
First Guaranty Bancshares, Inc. (b)	803	9,821
First Hawaiian, Inc.	17,300	298,252
First Horizon National Corp.	41,655	414,884
First Internet Bancorp	1,500	24,930
First Interstate BancSystem, Inc. Class A	6,082	188,299
First Merchants Corp.	7,020	193,541
First Mid-Illinois Bancshares, Inc.	2,300	60,329
First Midwest Bancorp, Inc.	17,134	228,739
First Northwest Bancorp	1,402	17,413
First of Long Island Corp.	3,650	59,641
First Savings Financial Group, Inc.	300	12,999
First United Corp.	1,000	13,340
First Western Financial, Inc. (a)	900	12,825
Flushing Financial Corp.	4,300	49,536
FNB Corp.	43,133	323,497
FNCB Bancorp, Inc.	2,700	15,525
Franklin Financial Network, Inc.	2,055	52,916
Franklin Financial Services Corp.	700	18,130
Fulton Financial Corp.	24,400	256,932
FVCBankcorp, Inc. (a)	1,900	20,444
German American Bancorp, Inc.	4,004	124,524
Glacier Bancorp, Inc.	12,900	455,241
Great Southern Bancorp, Inc.	1,768	71,356
Great Western Bancorp, Inc.	9,015	124,046

See accompanying notes to financial statements.
125

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Guaranty Bancshares, Inc.	1,250	$ 32,337
Hancock Whitney Corp.	11,286	239,263
Hanmi Financial Corp.	4,800	46,608
HarborOne Bancorp, Inc. (a)	4,229	36,116
Hawthorn Bancshares, Inc.	936	18,430
HBT Financial, Inc.	1,400	18,662
Heartland Financial USA, Inc.	4,400	147,136
Heritage Commerce Corp.	8,766	65,789
Heritage Financial Corp.	5,500	110,000
Hilltop Holdings, Inc.	11,200	206,640
Home BancShares, Inc.	20,314	312,429
HomeTrust Bancshares, Inc.	2,409	38,544
Hope Bancorp, Inc.	17,821	164,310
Horizon Bancorp, Inc.	6,640	70,982
Howard Bancorp, Inc. (a)	1,981	21,038
IBERIABANK Corp.	6,892	313,862
Independent Bank Corp.	4,392	294,659
Independent Bank Corp.	3,418	50,757
Independent Bank Group, Inc.	5,736	232,423
International Bancshares Corp.	8,090	259,042
Investar Holding Corp.	1,440	20,880
Investors Bancorp, Inc.	30,414	258,519
Lakeland Bancorp, Inc.	7,700	88,011
Lakeland Financial Corp.	3,028	141,075
Landmark Bancorp, Inc.	600	14,826
LCNB Corp.	1,900	30,324
Level One Bancorp, Inc.	800	13,392
Limestone Bancorp, Inc. (a)	800	10,520
Live Oak Bancshares, Inc.	4,090	59,346
Macatawa Bank Corp.	4,066	31,796
Mackinac Financial Corp.	1,400	14,518
MainStreet Bancshares, Inc. (a)	1,100	14,520
Mercantile Bank Corp.	2,600	58,760
Meridian Corp. (a)	800	12,680
Metrocity Bankshares, Inc.	2,500	35,825
Metropolitan Bank Holding Corp. (a)	1,100	35,288
Mid Penn Bancorp, Inc.	1,100	20,273
Middlefield Banc Corp.	900	18,675
Midland States Bancorp, Inc.	3,502	52,355
MidWestOne Financial Group, Inc.	1,851	37,020
MVB Financial Corp.	1,530	20,349
National Bank Holdings Corp. Class A	4,700	126,900
National Bankshares, Inc.	1,037	29,658
NBT Bancorp, Inc.	5,500	169,180
Nicolet Bankshares, Inc. (a)	1,466	80,337
Northeast Bank (a)	1,300	22,815
Northrim BanCorp, Inc.	1,000	25,140
Norwood Financial Corp.	950	23,550
Oak Valley Bancorp (b)	1,100	13,948
OFG Bancorp	7,700	102,949
Ohio Valley Banc Corp.	700	15,785
Old National Bancorp	21,761	299,431
Old Second Bancorp, Inc.	4,535	35,282
Origin Bancorp, Inc.	3,000	66,000
Orrstown Financial Services, Inc.	1,600	23,600
Security Description	Shares	Value
Pacific Premier Bancorp, Inc.	11,101	$ 240,670
PacWest Bancorp	15,534	306,175
Park National Corp.	2,172	152,865
Parke Bancorp, Inc.	1,562	21,165
PCB Bancorp	1,930	19,879
Peapack-Gladstone Financial Corp.	2,900	54,317
Penns Woods Bancorp, Inc.	1,070	24,300
Peoples Bancorp of North Carolina, Inc.	730	12,899
Peoples Bancorp, Inc.	2,900	61,712
Peoples Financial Services Corp.	1,139	43,498
People's Utah Bancorp	2,541	57,096
Pinnacle Financial Partners, Inc.	9,939	417,339
Plumas Bancorp	700	15,484
Popular, Inc.	11,710	435,261
Preferred Bank	2,177	93,284
Premier Financial Bancorp, Inc.	2,039	26,140
Professional Holding Corp. Class A (a)	500	6,940
Prosperity Bancshares, Inc.	12,209	724,970
QCR Holdings, Inc.	2,320	72,338
RBB Bancorp	2,500	34,125
Red River Bancshares, Inc.	800	35,112
Reliant Bancorp, Inc. (b)	1,600	26,064
Renasant Corp.	8,261	205,699
Republic Bancorp, Inc. Class A	1,539	50,341
Republic First Bancorp, Inc. (a)	7,000	17,080
Richmond Mutual Bancorporation, Inc.	1,900	21,356
S&T Bancorp, Inc.	6,063	142,177
Salisbury Bancorp, Inc.	400	16,396
Sandy Spring Bancorp, Inc.	5,497	136,216
SB Financial Group, Inc.	1,100	18,282
SB One Bancorp	1,300	25,610
Seacoast Banking Corp. of Florida (a)	8,100	165,240
Select Bancorp, Inc. (a)	2,428	19,764
ServisFirst Bancshares, Inc.	6,400	228,864
Shore Bancshares, Inc.	1,855	20,572
Sierra Bancorp	2,200	41,536
Signature Bank	7,103	759,453
Silvergate Capital Corp. Class A (a)	600	8,400
Simmons First National Corp. Class A	15,286	261,543
SmartFinancial, Inc.	2,002	32,392
South Plains Financial, Inc.	1,600	22,784
South State Corp.	9,475	451,578
Southern First Bancshares, Inc. (a)	1,100	30,481
Southern National Bancorp of Virginia, Inc.	3,025	29,312
Southside Bancshares, Inc.	5,104	141,483
Spirit of Texas Bancshares, Inc. (a)	2,149	26,454
Sterling Bancorp	25,805	302,435
Stock Yards Bancorp, Inc.	3,100	124,620
Summit Financial Group, Inc.	1,700	28,016
Synovus Financial Corp.	19,739	405,242
TCF Financial Corp.	20,563	604,963

See accompanying notes to financial statements.
126

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Texas Capital Bancshares, Inc. (a)	7,648	$ 236,094
Tompkins Financial Corp.	2,142	138,737
Towne Bank	8,590	161,836
TriCo Bancshares	4,262	129,778
TriState Capital Holdings, Inc. (a)	4,300	67,553
Triumph Bancorp, Inc. (a)	3,621	87,882
Trustmark Corp.	9,577	234,828
UMB Financial Corp.	5,789	298,423
Umpqua Holdings Corp.	29,387	312,678
United Bankshares, Inc.	16,681	461,396
United Community Banks, Inc.	11,861	238,643
United Security Bancshares	2,100	14,049
Unity Bancorp, Inc.	1,200	17,160
Univest Financial Corp.	4,540	73,276
Valley National Bancorp	53,542	418,698
Veritex Holdings, Inc.	7,886	139,582
Washington Trust Bancorp, Inc.	2,423	79,353
Webster Financial Corp.	12,057	344,951
WesBanco, Inc.	8,402	170,645
West Bancorporation, Inc.	2,500	43,725
Westamerica Bancorporation	3,385	194,367
Western Alliance Bancorp	13,318	504,353
Wintrust Financial Corp.	7,628	332,733
		31,608,633
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a) (b)	1,204	646,127
Celsius Holdings, Inc. (a)	4,700	55,319
Coca-Cola Consolidated, Inc.	729	167,080
Craft Brew Alliance, Inc. (a)	1,800	27,702
Keurig Dr. Pepper, Inc. (b)	47,300	1,343,320
MGP Ingredients, Inc.	2,100	77,080
National Beverage Corp. (a) (b)	1,870	114,107
New Age Beverages Corp. (a) (b)	11,300	17,289
Primo Water Corp.	20,700	284,625
		2,732,649
BIOTECHNOLOGY — 7.1%
89bio, Inc. (a) (b)	500	9,965
Abeona Therapeutics, Inc. (a)	10,786	31,441
ACADIA Pharmaceuticals, Inc. (a) (b)	15,009	727,486
Acceleron Pharma, Inc. (a) (b)	6,300	600,201
ADMA Biologics, Inc. (a) (b)	11,000	32,230
Aduro Biotech, Inc. (a)	10,454	24,149
Adverum Biotechnologies, Inc. (a)	10,100	210,888
Aeglea BioTherapeutics, Inc. (a)	4,100	37,925
Affimed NV (a)	11,500	53,072
Agenus, Inc. (a)	16,700	65,631
Agios Pharmaceuticals, Inc. (a)	8,304	444,098
Aimmune Therapeutics, Inc. (a) (b)	7,200	120,312
Akcea Therapeutics, Inc. (a) (b)	2,000	27,400
Akebia Therapeutics, Inc. (a)	18,917	256,893
Akero Therapeutics, Inc. (a) (b)	1,300	32,396
Albireo Pharma, Inc. (a)	2,000	52,980
Alector, Inc. (a)	6,999	171,056
Alkermes PLC (a)	21,362	414,530
Security Description	Shares	Value
Allakos, Inc. (a) (b)	3,146	$ 226,072
Allogene Therapeutics, Inc. (a) (b)	6,400	274,048
Alnylam Pharmaceuticals, Inc. (a) (b)	15,872	2,350,802
Amicus Therapeutics, Inc. (a)	34,441	519,370
AnaptysBio, Inc. (a)	3,214	71,801
Anavex Life Sciences Corp. (a) (b)	7,700	37,884
Anika Therapeutics, Inc. (a)	2,147	81,006
Apellis Pharmaceuticals, Inc. (a) (b)	7,900	258,014
Applied Genetic Technologies Corp. (a)	3,500	19,390
Applied Therapeutics, Inc. (a) (b)	1,341	48,477
Aprea Therapeutics, Inc. (a)	1,000	38,780
Aptinyx, Inc. (a)	3,700	15,429
Aravive, Inc. (a)	1,800	20,952
Arcturus Therapeutics Holdings, Inc. (a)	2,000	93,480
Arcus Biosciences, Inc. (a)	5,200	128,648
Arcutis Biotherapeutics, Inc. (a)	1,700	51,408
Ardelyx, Inc. (a)	9,900	68,508
Arena Pharmaceuticals, Inc. (a)	7,630	480,308
Arrowhead Pharmaceuticals, Inc. (a)	13,600	587,384
Assembly Biosciences, Inc. (a)	4,500	104,940
Atara Biotherapeutics, Inc. (a)	8,200	119,474
Athenex, Inc. (a) (b)	10,898	149,956
Athersys, Inc. (a) (b)	21,381	59,012
Atreca, Inc. Class A (a) (b)	2,700	57,456
AVEO Pharmaceuticals, Inc. (a)	2,100	10,815
Avid Bioservices, Inc. (a)	8,768	57,562
Avrobio, Inc. (a)	3,698	64,530
Axcella Health, Inc. (a)	1,100	6,083
Beam Therapeutics, Inc. (a)	2,000	56,000
Beyondspring, Inc. (a)	2,000	30,160
BioCryst Pharmaceuticals, Inc. (a)	24,445	116,480
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	6,400	467,904
BioMarin Pharmaceutical, Inc. (a)	25,152	3,102,248
BioSpecifics Technologies Corp. (a)	959	58,768
Bioxcel Therapeutics, Inc. (a)	1,095	58,046
Black Diamond Therapeutics, Inc. (a) (b)	1,900	80,104
Bluebird Bio, Inc. (a)	8,821	538,434
Blueprint Medicines Corp. (a)	7,342	572,676
BrainStorm Cell Therapeutics, Inc. (a)	4,100	45,961
Bridgebio Pharma, Inc. (a) (b)	9,700	316,317
Cabaletta Bio, Inc. (a)	1,200	13,368
Calithera Biosciences, Inc. (a)	8,900	46,992
Calyxt, Inc. (a)	1,300	6,409
CareDx, Inc. (a)	6,600	233,838
CASI Pharmaceuticals, Inc. (a)	8,100	20,250
Castle Biosciences, Inc. (a)	1,500	56,535
Catabasis Pharmaceuticals, Inc. (a)	2,700	17,361
Catalyst Biosciences, Inc. (a)	2,600	15,262
Catalyst Pharmaceuticals, Inc. (a)	15,147	69,979
Cellular Biomedicine Group, Inc. (a) (b)	1,900	28,443
CEL-SCI Corp. (a) (b)	5,195	77,509

See accompanying notes to financial statements.
127

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Centogene NV (a)	300	$ 6,864
Checkpoint Therapeutics, Inc. (a) (b)	5,475	10,840
ChemoCentryx, Inc. (a)	5,900	339,486
Chimerix, Inc. (a)	8,597	26,651
Cidara Therapeutics, Inc. (a)	5,100	18,819
Clovis Oncology, Inc. (a) (b)	8,780	59,265
Coherus Biosciences, Inc. (a) (b)	8,800	157,168
Concert Pharmaceuticals, Inc. (a)	4,298	42,765
Constellation Pharmaceuticals, Inc. (a)	3,000	90,150
ContraFect Corp. (a)	2,000	12,780
Corbus Pharmaceuticals Holdings, Inc. (a)	11,496	96,451
Cortexyme, Inc. (a)	1,800	83,340
Crinetics Pharmaceuticals, Inc. (a)	4,100	71,832
Cue Biopharma, Inc. (a)	3,185	78,064
Cyclerion Therapeutics, Inc. (a)	3,740	22,103
Cytokinetics, Inc. (a) (b)	7,196	169,610
CytomX Therapeutics, Inc. (a)	7,675	63,933
Deciphera Pharmaceuticals, Inc. (a)	5,000	298,600
Denali Therapeutics, Inc. (a)	8,400	203,112
Dermtech, Inc. (a)	1,200	15,876
Dicerna Pharmaceuticals, Inc. (a)	8,500	215,900
Dyadic International, Inc. (a)	2,900	25,114
Dynavax Technologies Corp. (a) (b)	13,338	118,308
Eagle Pharmaceuticals, Inc. (a)	1,446	69,379
Editas Medicine, Inc. (a) (b)	8,300	245,514
Eidos Therapeutics, Inc. (a)	1,789	85,282
Eiger BioPharmaceuticals, Inc. (a)	3,675	35,280
Emergent BioSolutions, Inc. (a)	6,000	474,480
Enanta Pharmaceuticals, Inc. (a)	2,900	145,609
Enochian Biosciences, Inc. (a) (b)	2,510	10,567
Epizyme, Inc. (a) (b)	12,438	199,754
Esperion Therapeutics, Inc. (a) (b)	3,300	169,323
Evelo Biosciences, Inc. (a)	2,135	10,462
Exact Sciences Corp. (a) (b)	20,602	1,791,138
Exelixis, Inc. (a)	41,885	994,350
Exicure, Inc. (a)	9,000	21,960
Fate Therapeutics, Inc. (a) (b)	8,260	283,401
Fennec Pharmaceuticals, Inc. (a)	3,300	27,555
FibroGen, Inc. (a)	11,208	454,260
Five Prime Therapeutics, Inc. (a)	5,347	32,617
Flexion Therapeutics, Inc. (a) (b)	5,300	69,695
Fortress Biotech, Inc. (a)	8,800	23,584
Frequency Therapeutics, Inc. (a) (b)	4,300	99,975
G1 Therapeutics, Inc. (a) (b)	5,385	130,640
Galectin Therapeutics, Inc. (a)	6,283	19,226
Galera Therapeutics, Inc. (a)	200	1,428
Genprex, Inc. (a)	4,300	13,502
Geron Corp. (a) (b)	29,083	63,401
Global Blood Therapeutics, Inc. (a)	7,981	503,841
GlycoMimetics, Inc. (a)	5,291	19,894
Gossamer Bio, Inc. (a) (b)	6,800	88,400
Gritstone Oncology, Inc. (a) (b)	3,900	25,896
Halozyme Therapeutics, Inc. (a)	18,352	492,017
Harpoon Therapeutics, Inc. (a) (b)	1,190	19,754
Security Description	Shares	Value
Heron Therapeutics, Inc. (a) (b)	13,426	$ 197,496
Homology Medicines, Inc. (a)	3,900	59,241
Hookipa Pharma, Inc. (a) (b)	1,585	18,418
iBio, Inc. (a)	7,300	16,206
Ideaya Biosciences, Inc. (a)	1,800	25,578
IGM Biosciences, Inc. (a)	800	58,400
Immunic, Inc. (a)	500	6,060
ImmunoGen, Inc. (a)	27,100	124,660
Immunomedics, Inc. (a) (b)	28,372	1,005,504
Immunovant, Inc. (a)	2,900	70,615
Inovio Pharmaceuticals, Inc. (a) (b)	19,511	525,821
Insmed, Inc. (a) (b)	14,633	402,993
Intellia Therapeutics, Inc. (a) (b)	6,200	130,324
Intercept Pharmaceuticals, Inc. (a) (b)	4,069	194,946
Invitae Corp. (a) (b)	15,500	469,495
Ionis Pharmaceuticals, Inc. (a)	18,030	1,063,049
Iovance Biotherapeutics, Inc. (a)	18,400	505,080
Ironwood Pharmaceuticals, Inc. (a)	24,300	250,776
IVERIC bio, Inc. (a)	6,900	35,190
Jounce Therapeutics, Inc. (a)	2,500	17,250
Kadmon Holdings, Inc. (a)	25,469	130,401
KalVista Pharmaceuticals, Inc. (a)	2,000	24,200
Karuna Therapeutics, Inc. (a) (b)	2,367	263,826
Karyopharm Therapeutics, Inc. (a) (b)	9,500	179,930
Keros Therapeutics, Inc. (a)	1,100	41,261
Kezar Life Sciences, Inc. (a) (b)	6,030	31,235
Kindred Biosciences, Inc. (a)	5,800	26,042
Kiniksa Pharmaceuticals Ltd. Class A (a) (b)	2,225	56,693
Kodiak Sciences, Inc. (a) (b)	3,800	205,656
Krystal Biotech, Inc. (a)	1,667	69,047
Kura Oncology, Inc. (a)	8,100	132,030
La Jolla Pharmaceutical Co. (a) (b)	3,645	15,528
Lexicon Pharmaceuticals, Inc. (a) (b)	6,521	13,009
Ligand Pharmaceuticals, Inc. (a) (b)	2,171	242,826
LogicBio Therapeutics, Inc. (a)	1,475	12,478
MacroGenics, Inc. (a)	6,134	171,261
Madrigal Pharmaceuticals, Inc. (a) (b)	1,040	117,780
Magenta Therapeutics, Inc. (a)	3,000	22,530
MannKind Corp. (a) (b)	29,200	51,100
Marker Therapeutics, Inc. (a) (b)	4,870	10,081
MediciNova, Inc. (a) (b)	6,500	35,230
MEI Pharma, Inc. (a)	16,214	66,964
MeiraGTx Holdings PLC (a)	2,700	33,804
Mersana Therapeutics, Inc. (a)	5,700	133,380
Minerva Neurosciences, Inc. (a) (b)	4,680	16,895
Mirati Therapeutics, Inc. (a) (b)	5,011	572,106
Mirum Pharmaceuticals, Inc. (a) (b)	797	15,510
Moderna, Inc. (a) (b)	37,300	2,395,033
Molecular Templates, Inc. (a)	3,215	44,335
Momenta Pharmaceuticals, Inc. (a)	15,987	531,887
Morphic Holding, Inc. (a) (b)	1,700	45,985
Mustang Bio, Inc. (a)	4,805	15,280

See accompanying notes to financial statements.
128

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Myriad Genetics, Inc. (a)	11,351	$ 128,720
NantKwest, Inc. (a)	4,400	54,032
Natera, Inc. (a)	9,400	468,684
Neoleukin Therapeutics, Inc. (a)	4,500	74,700
Neubase Therapeutics, Inc. (a)	2,600	22,828
NeuroBo Pharmaceuticals, Inc. (a)	700	5,635
Neurocrine Biosciences, Inc. (a)	12,728	1,552,816
NextCure, Inc. (a) (b)	2,300	49,312
Novavax, Inc. (a)	7,972	664,466
Nymox Pharmaceutical Corp. (a)	6,000	21,300
Oncocyte Corp. (a)	3,885	7,420
OPKO Health, Inc. (a) (b)	61,280	208,965
Organogenesis Holdings, Inc. (a)	1,898	7,288
Orgenesis, Inc. (a)	2,700	16,416
ORIC Pharmaceuticals, Inc. (a)	1,300	43,849
Ovid therapeutics, Inc. (a)	6,500	47,905
Oyster Point Pharma, Inc. (a) (b)	900	25,992
Passage Bio, Inc. (a)	2,100	57,393
PDL BioPharma, Inc. (a)	17,655	51,376
Pfenex, Inc. (a)	4,697	39,220
PhaseBio Pharmaceuticals, Inc. (a) (b)	2,496	11,482
Pieris Pharmaceuticals, Inc. (a)	7,200	22,320
Portola Pharmaceuticals, Inc. (a) (b)	12,141	218,417
Precigen, Inc. (a) (b)	11,441	57,091
Precision BioSciences, Inc. (a)	5,600	46,648
Prevail Therapeutics, Inc. (a) (b)	2,200	32,780
Principia Biopharma, Inc. (a)	3,800	227,202
Protagonist Therapeutics, Inc. (a)	2,802	49,483
Protara Therapeutics, Inc. (a)	300	8,796
Prothena Corp. PLC (a)	4,700	49,162
PTC Therapeutics, Inc. (a)	8,300	421,142
Puma Biotechnology, Inc. (a)	4,907	51,180
Radius Health, Inc. (a) (b)	7,155	97,523
Rapt Therapeutics, Inc. (a)	1,700	49,334
REGENXBIO, Inc. (a)	4,400	162,052
Replimenu Group, Inc. (a)	2,100	52,185
Retrophin, Inc. (a)	5,098	104,050
REVOLUTION Medicines, Inc. (a)	2,242	70,780
Rhythm Pharmaceuticals, Inc. (a)	5,000	111,500
Rigel Pharmaceuticals, Inc. (a) (b)	26,389	48,292
Rocket Pharmaceuticals, Inc. (a) (b)	5,100	106,743
Rubius Therapeutics, Inc. (a) (b)	5,400	32,292
Sage Therapeutics, Inc. (a)	6,774	281,663
Sangamo Therapeutics, Inc. (a) (b)	18,409	164,945
Sarepta Therapeutics, Inc. (a) (b)	10,357	1,660,641
Savara, Inc. (a)	5,445	13,558
Scholar Rock Holding Corp. (a) (b)	2,745	49,986
Seattle Genetics, Inc. (a)	16,953	2,880,654
Selecta Biosciences, Inc. (a)	10,300	29,252
Seres Therapeutics, Inc. (a) (b)	6,046	28,779
Soleno Therapeutics, Inc. (a)	5,100	11,322
Solid Biosciences, Inc. (a)	2,800	8,204
Sorrento Therapeutics, Inc. (a) (b)	20,800	130,624
Spectrum Pharmaceuticals, Inc. (a)	20,032	67,708
Spero Therapeutics, Inc. (a)	1,993	26,965
Security Description	Shares	Value
SpringWorks Therapeutics, Inc. (a) (b)	3,200	$ 134,400
Stoke Therapeutics, Inc. (a) (b)	1,900	45,277
Sutro Biopharma, Inc. (a)	1,700	13,192
Syndax Pharmaceuticals, Inc. (a)	3,600	53,352
Syros Pharmaceuticals, Inc. (a)	5,500	58,630
TCR2 Therapeutics, Inc. (a)	1,800	27,648
TG Therapeutics, Inc. (a) (b)	13,930	271,356
Translate Bio, Inc. (a) (b)	7,700	137,984
Turning Point Therapeutics, Inc. (a)	4,200	271,278
Twist Bioscience Corp. (a) (b)	4,240	192,072
Tyme Technologies, Inc. (a) (b)	9,400	12,502
Ultragenyx Pharmaceutical, Inc. (a) (b)	7,654	598,696
United Therapeutics Corp. (a)	5,918	716,078
UNITY Biotechnology, Inc. (a) (b)	4,590	39,841
UroGen Pharma, Ltd. (a) (b)	3,000	78,360
Vanda Pharmaceuticals, Inc. (a)	8,875	101,530
Vaxart, Inc. (a)	6,800	60,180
VBI Vaccines, Inc. (a)	24,506	75,969
Veracyte, Inc. (a) (b)	7,500	194,250
Verastem, Inc. (a)	24,900	42,828
Vericel Corp. (a)	6,873	94,985
Viela Bio, Inc. (a)	3,000	129,960
Viking Therapeutics, Inc. (a) (b)	10,414	75,085
Vir Biotechnology, Inc. (a)	7,044	288,593
Voyager Therapeutics, Inc. (a)	3,800	47,956
vTv Therapeutics, Inc. Class A (a)	1,500	3,375
X4 Pharmaceuticals, Inc. (a) (b)	2,408	22,443
XBiotech, Inc. (a)	2,075	28,448
Xencor, Inc. (a)	7,585	245,678
XOMA Corp. (a)	900	17,784
Y-mAbs Therapeutics, Inc. (a)	3,800	164,160
Zentalis Pharmaceuticals, Inc. (a)	1,600	76,832
ZIOPHARM Oncology, Inc. (a) (b)	29,556	96,944
		50,443,664
BUILDING PRODUCTS — 1.0%
AAON, Inc.	5,400	293,166
Advanced Drainage Systems, Inc.	7,000	345,800
Alpha Pro Tech, Ltd. (a)	1,900	33,630
American Woodmark Corp. (a)	2,559	193,588
Apogee Enterprises, Inc.	4,209	96,975
Armstrong World Industries, Inc.	6,495	506,350
Builders FirstSource, Inc. (a)	15,400	318,780
Caesarstone, Ltd.	3,527	41,795
Cornerstone Building Brands, Inc. (a)	7,128	43,196
CSW Industrials, Inc.	2,137	147,688
Gibraltar Industries, Inc. (a)	4,200	201,642
Griffon Corp.	5,800	107,416
Insteel Industries, Inc.	2,887	55,055
JELD-WEN Holding, Inc. (a)	10,800	173,988
Lennox International, Inc.	4,797	1,117,653
Masonite International Corp. (a)	3,193	248,351
Owens Corning	14,676	818,334
Patrick Industries, Inc.	3,400	208,250

See accompanying notes to financial statements.
129

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
PGT Innovations, Inc. (a)	9,057	$ 142,014
Quanex Building Products Corp.	5,868	81,448
Resideo Technologies, Inc. (a)	18,800	220,336
Simpson Manufacturing Co., Inc.	5,900	497,724
Trex Co., Inc. (a)	7,994	1,039,780
UFP Industries, Inc.	8,009	396,526
		7,329,485
CAPITAL MARKETS — 2.4%
Affiliated Managers Group, Inc.	6,400	477,184
Apollo Global Management, Inc.	23,600	1,178,112
Ares Management Corp. Class A	13,300	528,010
Artisan Partners Asset Management, Inc. Class A	8,055	261,787
Assetmark Financial Holdings, Inc. (a)	2,200	60,038
Associated Capital Group, Inc. Class A (b)	300	11,007
B. Riley Financial, Inc.	3,234	70,372
BGC Partners, Inc. Class A	46,300	126,862
Blucora, Inc. (a)	7,700	87,934
Brightsphere Investment Group, Inc. (a)	7,538	93,923
Carlyle Group, Inc.	15,800	440,820
Cohen & Steers, Inc.	3,209	218,372
Cowen, Inc. Class A	4,450	72,135
Diamond Hill Investment Group, Inc.	499	56,721
Donnelley Financial Solutions, Inc. (a)	4,875	40,950
Eaton Vance Corp.	15,120	583,632
Evercore, Inc. Class A	5,243	308,918
FactSet Research Systems, Inc.	5,187	1,703,774
Federated Hermes, Inc.	12,800	303,360
Focus Financial Partners, Inc. Class A (a) (b)	4,900	161,945
GAIN Capital Holdings, Inc.	3,000	18,060
GAMCO Investors, Inc. Class A	882	11,739
Greenhill & Co., Inc.	2,417	24,146
Hamilton Lane, Inc. Class A	3,400	229,058
Houlihan Lokey, Inc.	5,900	328,276
Interactive Brokers Group, Inc. Class A	9,706	405,420
KKR & Co., Inc.	74,000	2,285,120
Lazard, Ltd. Class A	13,602	389,425
Legg Mason, Inc.	11,321	563,220
LPL Financial Holdings, Inc.	10,795	846,328
Moelis & Co. Class A (b)	7,600	236,816
Morningstar, Inc.	3,183	448,708
Oppenheimer Holdings, Inc. Class A	1,500	32,685
Piper Sandler Cos.	2,200	130,152
PJT Partners, Inc. Class A	3,619	185,799
Pzena Investment Management, Inc. Class A	2,600	14,144
Safeguard Scientifics, Inc.	3,000	21,000
Sculptor Capital Management, Inc.	2,585	33,424
SEI Investments Co.	15,887	873,467
Siebert Financial Corp. (a)	1,320	6,679
Security Description	Shares	Value
Silvercrest Asset Management Group, Inc. Class A	1,504	$ 19,116
Stifel Financial Corp.	8,949	424,451
TD Ameritrade Holding Corp.	35,884	1,305,460
Tradeweb Markets, Inc. Class A	11,200	651,168
Value Line, Inc.	200	5,398
Virtu Financial, Inc. Class A	8,197	193,449
Virtus Investment Partners, Inc.	1,028	119,546
Waddell & Reed Financial, Inc. Class A (b)	9,839	152,603
Westwood Holdings Group, Inc.	1,305	20,554
WisdomTree Investments, Inc.	23,499	81,542
		16,842,809
CHEMICALS — 1.5%
Advanced Emissions Solutions, Inc. (b)	2,600	12,610
AdvanSix, Inc. (a)	4,400	51,656
AgroFresh Solutions, Inc. (a)	4,500	13,635
American Vanguard Corp.	4,552	62,636
Amyris, Inc. (a) (b)	9,300	39,711
Ashland Global Holdings, Inc.	7,531	520,392
Axalta Coating Systems, Ltd. (a)	28,802	649,485
Balchem Corp.	4,296	407,519
Cabot Corp.	7,398	274,096
Chase Corp.	1,162	119,105
Chemours Co.	21,943	336,825
Element Solutions, Inc. (a)	29,000	314,650
Ferro Corp. (a)	13,009	155,327
FutureFuel Corp.	4,100	48,995
GCP Applied Technologies, Inc. (a)	7,397	137,436
Hawkins, Inc.	1,548	65,914
HB Fuller Co.	6,799	303,235
Huntsman Corp.	27,226	489,251
Ingevity Corp. (a)	5,538	291,133
Innospec, Inc.	3,693	285,284
Intrepid Potash, Inc. (a)	14,900	14,751
Koppers Holdings, Inc. (a)	3,430	64,621
Kraton Corp. (a)	4,985	86,141
Kronos Worldwide, Inc.	3,600	37,476
Livent Corp. (a) (b)	23,700	145,992
Marrone Bio Innovations, Inc. (a) (b)	9,293	10,873
Minerals Technologies, Inc.	5,143	241,361
NewMarket Corp.	877	351,221
Olin Corp.	21,800	250,482
Orion Engineered Carbons SA	9,700	102,723
PolyOne Corp.	12,133	318,249
PQ Group Holdings, Inc. (a)	6,050	80,102
Quaker Chemical Corp. (b)	1,784	331,200
Rayonier Advanced Materials, Inc.	7,700	21,637
RPM International, Inc.	17,690	1,327,811
Scotts Miracle-Gro Co.	5,516	741,736
Sensient Technologies Corp.	5,619	293,087
Stepan Co.	2,882	279,842
Trecora Resources (a)	3,370	21,130
Tredegar Corp.	4,107	63,248
Trinseo SA	6,274	139,032

See accompanying notes to financial statements.
130

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Tronox Holdings PLC Class A (a)	14,469	$ 104,466
Valvoline, Inc.	25,141	485,976
Westlake Chemical Corp.	4,496	241,210
WR Grace & Co.	7,576	384,937
		10,718,199
COMMERCIAL SERVICES & SUPPLIES — 1.1%
ABM Industries, Inc.	8,900	323,070
ACCO Brands Corp.	15,316	108,744
ADT, Inc. (b)	18,108	144,502
Advanced Disposal Services, Inc. (a)	9,800	295,666
Brady Corp. Class A	6,400	299,648
BrightView Holdings, Inc. (a)	4,900	54,880
Brink's Co.	6,714	305,554
Casella Waste Systems, Inc. Class A (a)	6,100	317,932
CECO Environmental Corp. (a)	4,743	31,256
Cimpress PLC (a)	2,726	208,103
Clean Harbors, Inc. (a)	6,953	417,041
CompX International, Inc.	200	2,764
Covanta Holding Corp.	15,000	143,850
Deluxe Corp.	5,276	124,197
Ennis, Inc.	4,097	74,320
Harsco Corp. (a)	12,491	168,753
Healthcare Services Group, Inc.	9,765	238,852
Heritage-Crystal Clean, Inc. (a)	2,334	40,752
Herman Miller, Inc.	7,700	181,797
HNI Corp.	5,489	167,799
IAA, Inc. (a)	18,371	708,569
Interface, Inc.	9,962	81,091
KAR Auction Services, Inc. (b)	16,992	233,810
Kimball International, Inc. Class B	5,665	65,487
Knoll, Inc.	8,490	103,493
Matthews International Corp. Class A	4,831	92,272
McGrath RentCorp	3,100	167,431
Mobile Mini, Inc.	6,700	197,650
MSA Safety, Inc.	4,987	570,712
NL Industries, Inc.	1,231	4,198
PICO Holdings, Inc. (a)	2,830	23,857
Pitney Bowes, Inc.	27,364	71,146
Quad/Graphics, Inc.	5,027	16,338
SP Plus Corp. (a)	3,600	74,556
Steelcase, Inc. Class A	10,900	131,454
Stericycle, Inc. (a)	12,500	699,750
Team, Inc. (a)	4,600	25,622
Tetra Tech, Inc.	7,286	576,468
UniFirst Corp.	2,035	364,163
US Ecology, Inc.	3,861	130,811
Viad Corp.	3,154	59,989
VSE Corp.	1,380	43,318
		8,091,665
COMMUNICATIONS EQUIPMENT — 0.7%
Acacia Communications, Inc. (a)	5,200	349,388
ADTRAN, Inc.	7,537	82,379
Security Description	Shares	Value
Applied Optoelectronics, Inc. (a) (b)	2,997	$ 32,577
CalAmp Corp. (a)	5,200	41,652
Calix, Inc. (a)	7,400	110,260
Cambium Networks Corp. (a)	900	6,624
Casa Systems, Inc. (a)	4,899	20,380
Ciena Corp. (a)	21,064	1,140,826
Clearfield, Inc. (a)	1,800	25,128
CommScope Holding Co., Inc. (a)	29,534	246,018
Comtech Telecommunications Corp.	3,798	64,148
DASAN Zhone Solutions, Inc. (a)	1,360	12,145
Digi International, Inc. (a)	4,470	52,076
EchoStar Corp. Class A (a)	7,338	205,171
Extreme Networks, Inc. (a)	18,600	80,724
Genasys, Inc. (a)	5,000	24,300
Harmonic, Inc. (a)	14,200	67,450
Infinera Corp. (a)	23,700	140,304
Inseego Corp. (a) (b)	7,204	83,566
InterDigital, Inc.	4,638	262,650
KVH Industries, Inc. (a)	2,532	22,611
Lumentum Holdings, Inc. (a)	10,282	837,263
NETGEAR, Inc. (a)	4,796	124,168
NetScout Systems, Inc. (a)	9,307	237,887
PC-Tel, Inc.	2,700	18,036
Plantronics, Inc. (b)	5,348	78,509
Resonant, Inc. (a)	7,500	17,475
Ribbon Communications, Inc. (a)	9,500	37,335
Ubiquiti, Inc.	1,280	223,437
ViaSat, Inc. (a)	7,711	295,871
Viavi Solutions, Inc. (a)	30,700	391,118
		5,331,476
CONSTRUCTION & ENGINEERING — 0.6%
AECOM (a)	21,004	789,330
Aegion Corp. (a)	4,800	76,176
Ameresco, Inc. Class A (a)	3,600	100,008
API Group Corp. (a) (c)	21,300	258,795
Arcosa, Inc.	6,389	269,616
Argan, Inc.	2,339	110,822
Comfort Systems USA, Inc.	5,443	221,802
Concrete Pumping Holdings, Inc. (a) (b)	4,031	14,028
Construction Partners, Inc. Class A (a)	3,398	60,349
Dycom Industries, Inc. (a) (b)	3,952	161,597
EMCOR Group, Inc.	7,353	486,327
Fluor Corp.	21,400	258,512
Granite Construction, Inc. (b)	7,079	135,492
Great Lakes Dredge & Dock Corp. (a)	9,650	89,359
HC2 Holdings, Inc. (a)	6,700	22,378
IES Holdings, Inc. (a)	1,300	30,121
MasTec, Inc. (a)	7,576	339,935
MYR Group, Inc. (a)	2,600	82,966
Northwest Pipe Co. (a)	1,500	37,605
NV5 Global, Inc. (a)	1,644	83,565
Primoris Services Corp.	7,567	134,390
Sterling Construction Co., Inc. (a)	4,100	42,927

See accompanying notes to financial statements.
131

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Tutor Perini Corp. (a) (b)	6,300	$ 76,734
Valmont Industries, Inc.	2,847	323,476
Willscot Corp. (a)	8,200	100,778
		4,307,088
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	5,564	390,704
Forterra, Inc. (a)	2,904	32,409
Summit Materials, Inc. Class A (a)	15,512	249,433
United States Lime & Minerals, Inc.	321	27,105
US Concrete, Inc. (a)	2,539	62,967
		762,618
CONSUMER FINANCE — 0.6%
Ally Financial, Inc.	51,475	1,020,749
Atlanticus Holdings Corp. (a)	800	8,272
Credit Acceptance Corp. (a)	1,386	580,748
Curo Group Holdings Corp.	2,430	19,853
Encore Capital Group, Inc. (a) (b)	4,992	170,627
Enova International, Inc. (a)	5,100	75,837
EZCORP, Inc. Class A (a)	8,000	50,400
FirstCash, Inc.	5,415	365,404
Green Dot Corp. Class A (a)	6,800	333,744
LendingClub Corp. (a)	12,006	54,627
LendingTree, Inc. (a) (b)	1,011	292,715
Navient Corp.	29,100	204,573
Nelnet, Inc. Class A	2,642	126,129
OneMain Holdings, Inc.	9,962	244,467
Oportun Financial Corp. (a)	1,100	14,784
PRA Group, Inc. (a) (b)	6,814	263,429
Regional Management Corp. (a)	1,300	23,023
Santander Consumer USA Holdings, Inc.	11,516	212,010
SLM Corp.	50,300	353,609
World Acceptance Corp. (a) (b)	871	57,068
		4,472,068
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	8,806	986,096
Ardagh Group SA	2,900	37,439
Berry Global Group, Inc. (a)	18,263	809,416
Crown Holdings, Inc. (a)	17,865	1,163,547
Graphic Packaging Holding Co.	37,867	529,759
Greif, Inc. Class A	3,900	134,199
Greif, Inc. Class B	942	39,404
Myers Industries, Inc.	5,595	81,407
O-I Glass, Inc.	20,228	181,647
Ranpak Holdings Corp. (a)	4,400	32,736
Silgan Holdings, Inc.	10,568	342,298
Sonoco Products Co.	13,695	716,112
UFP Technologies, Inc. (a)	1,100	48,466
		5,102,526
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	5,652	141,046
Funko, Inc. Class A (a) (b)	3,450	20,010
Greenlane Holdings, Inc. Class A (a)	1,600	6,368
Pool Corp.	5,352	1,455,048
Security Description	Shares	Value
Weyco Group, Inc.	943	$ 20,359
		1,642,831
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a)	7,900	246,085
American Public Education, Inc. (a)	2,400	71,040
Aspen Group, Inc. (a)	2,800	25,340
Bright Horizons Family Solutions, Inc. (a)	7,959	932,795
Carriage Services, Inc.	2,596	47,040
Chegg, Inc. (a) (b)	16,700	1,123,242
Collectors Universe, Inc.	1,415	48,506
Franchise Group, Inc.	2,900	63,452
frontdoor, Inc. (a)	11,706	518,927
Graham Holdings Co. Class B	654	224,106
Grand Canyon Education, Inc. (a)	6,410	580,297
Houghton Mifflin Harcourt Co. (a)	16,399	29,682
K12, Inc. (a)	6,300	171,612
Laureate Education, Inc. Class A (a)	16,400	163,426
OneSpaWorld Holdings, Ltd. (b)	7,100	33,867
Perdoceo Education Corp. (a)	11,000	175,230
Regis Corp. (a) (b)	3,706	30,315
Service Corp. International	23,983	932,699
ServiceMaster Global Holdings, Inc. (a)	18,112	646,417
Strategic Education, Inc.	2,946	452,653
Universal Technical Institute, Inc. (a)	4,400	30,580
Vivint Smart Home, Inc. (a)	10,600	183,698
WW International, Inc. (a)	6,000	152,280
		6,883,289
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Alerus Financial Corp.	500	9,880
A-Mark Precious Metals, Inc. (a)	700	13,335
Banco Latinoamericano de Comercio Exterior SA Class E	4,900	56,350
Calamos Asset Management, Inc. Class A (a) (d)	1,000	—
Cannae Holdings, Inc. (a)	11,400	468,540
Equitable Holdings, Inc.	56,146	1,083,056
GWG Holdings, Inc. (a) (b)	500	3,835
Jefferies Financial Group, Inc.	30,800	478,940
Marlin Business Services Corp.	1,400	11,844
StoneX Group, Inc. (a)	2,532	139,260
SWK Holdings Corp. (a)	500	5,990
Voya Financial, Inc.	17,241	804,293
		3,075,323
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Alaska Communications Systems Group, Inc.	7,900	22,041
Anterix, Inc. (a)	1,707	77,395
ATN International, Inc.	1,757	106,422
Bandwidth, Inc. Class A (a)	2,592	329,184
Cincinnati Bell, Inc. (a)	7,951	118,072
Cogent Communications Holdings, Inc.	5,696	440,643

See accompanying notes to financial statements.
132

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Consolidated Communications Holdings, Inc. (a)	11,249	$ 76,156
GCI Liberty, Inc. Class A (a)	13,546	963,392
IDT Corp. Class B (a)	2,900	18,937
Iridium Communications, Inc. (a)	16,219	412,611
Liberty Latin America, Ltd. Class C (a)	14,100	133,104
Ooma, Inc. (a) (b)	3,200	52,736
ORBCOMM, Inc. (a)	11,411	43,932
Vonage Holdings Corp. (a)	30,800	309,848
		3,104,473
ELECTRIC UTILITIES — 0.7%
ALLETE, Inc.	6,962	380,195
Avangrid, Inc.	7,600	319,048
El Paso Electric Co.	5,463	366,021
Genie Energy, Ltd. Class B	2,198	16,177
Hawaiian Electric Industries, Inc.	14,583	525,863
IDACORP, Inc.	6,838	597,436
MGE Energy, Inc.	4,662	300,746
OGE Energy Corp.	27,443	833,170
Otter Tail Corp.	5,176	200,777
PG&E Corp. (a) (b)	72,558	643,589
PNM Resources, Inc.	10,651	409,424
Portland General Electric Co.	12,221	510,960
Spark Energy, Inc. Class A (b)	2,096	14,819
		5,118,225
ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	5,305	507,901
Allied Motion Technologies, Inc.	1,162	41,019
American Superconductor Corp. (a)	3,300	26,829
Atkore International Group, Inc. (a)	6,100	166,835
AZZ, Inc.	4,140	142,085
Bloom Energy Corp. Class A (a)	8,802	95,766
Encore Wire Corp.	3,226	157,493
EnerSys	5,741	369,606
FuelCell Energy, Inc. (a)	32,400	73,224
Generac Holdings, Inc. (a)	8,405	1,024,822
GrafTech International, Ltd. (b)	9,050	72,219
Hubbell, Inc.	7,440	932,678
LSI Industries, Inc.	3,900	25,233
nVent Electric PLC	21,000	393,330
Orion Energy Systems, Inc. (a)	4,100	14,186
Plug Power, Inc. (a) (b)	47,701	391,625
Powell Industries, Inc.	1,400	38,346
Preformed Line Products Co.	500	25,005
Regal Beloit Corp.	5,494	479,736
Sensata Technologies Holding PLC (a)	21,228	790,318
Sunrun, Inc. (a)	15,400	303,688
Thermon Group Holdings, Inc. (a)	5,625	81,956
TPI Composites, Inc. (a)	4,600	107,502
Ultralife Corp. (a)	1,400	9,814
Vertiv Holdings Co. (a)	26,800	363,408
Vicor Corp. (a)	2,710	194,984
Security Description	Shares	Value
Vivint Solar, Inc. (a) (b)	7,073	$ 70,023
		6,899,631
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Akoustis Technologies, Inc. (a) (b)	4,700	38,963
Arlo Technologies, Inc. (a)	11,717	30,230
Arrow Electronics, Inc. (a)	10,710	735,670
Avnet, Inc.	13,197	367,998
Badger Meter, Inc.	3,776	237,586
Bel Fuse, Inc. Class B	1,500	16,095
Belden, Inc.	6,263	203,861
Benchmark Electronics, Inc.	5,880	127,008
Cognex Corp.	22,801	1,361,676
Coherent, Inc. (a)	3,287	430,531
CTS Corp.	5,176	103,727
Daktronics, Inc.	5,745	24,991
Dolby Laboratories, Inc. Class A	8,579	565,099
ePlus, Inc. (a)	2,160	152,669
Fabrinet (a)	4,900	305,858
FARO Technologies, Inc. (a)	2,800	150,080
Fitbit, Inc. Class A (a)	31,009	200,318
II-VI, Inc. (a) (b)	12,197	575,942
Insight Enterprises, Inc. (a)	5,252	258,398
Intellicheck, Inc. (a)	2,400	18,120
Iteris, Inc. (a)	6,300	29,956
Itron, Inc. (a)	5,699	377,559
Jabil, Inc.	20,067	643,749
Kimball Electronics, Inc. (a)	3,844	52,048
Knowles Corp. (a)	12,968	197,892
Littelfuse, Inc.	3,229	550,964
Luna Innovations, Inc. (a)	4,400	25,696
Methode Electronics, Inc.	4,649	145,328
MTS Systems Corp.	3,032	53,333
Napco Security Technologies, Inc. (a)	1,878	43,926
National Instruments Corp.	17,648	683,154
nLight, Inc. (a)	5,600	124,656
Novanta, Inc. (a)	4,641	495,520
OSI Systems, Inc. (a)	2,140	159,730
PAR Technology Corp. (a) (b)	1,800	53,874
PC Connection, Inc.	1,660	76,958
Plexus Corp. (a)	3,800	268,128
Powerfleet, Inc. (a)	4,200	19,404
Research Frontiers, Inc. (a)	4,000	16,240
Rogers Corp. (a)	2,499	311,375
Sanmina Corp. (a)	10,210	255,658
ScanSource, Inc. (a)	3,809	91,759
SYNNEX Corp.	5,717	684,725
Tech Data Corp. (a)	5,763	835,635
Trimble, Inc. (a)	34,536	1,491,610
TTM Technologies, Inc. (a)	12,700	150,622
Vishay Intertechnology, Inc.	17,545	267,912
Vishay Precision Group, Inc. (a)	1,700	41,786
Wrap Technologies, Inc. (a) (b)	1,500	15,720
		14,069,737

See accompanying notes to financial statements.
133

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	20,500	$ 133,045
Aspen Aerogels, Inc. (a)	3,100	20,398
Bristow Group, Inc. (a)	1,033	14,390
Cactus, Inc. Class A	7,500	154,725
ChampionX Corp. (a)	24,400	238,144
DMC Global, Inc.	2,300	63,480
Dril-Quip, Inc. (a)	5,275	157,142
Exterran Corp. (a)	4,500	24,255
Frank's International NV (a)	16,700	37,241
Helix Energy Solutions Group, Inc. (a)	22,709	78,800
Helmerich & Payne, Inc.	13,900	271,189
Liberty Oilfield Services, Inc. Class A (b)	8,300	45,484
Matrix Service Co. (a)	4,100	39,852
Nabors Industries, Ltd. (b)	1,127	41,721
National Energy Services Reunited Corp. (a) (b)	3,700	25,456
Newpark Resources, Inc. (a)	13,900	30,997
NexTier Oilfield Solutions, Inc. (a)	25,298	61,980
Oceaneering International, Inc. (a)	15,881	101,479
Oil States International, Inc. (a)	9,366	44,488
Patterson-UTI Energy, Inc.	30,151	104,624
ProPetro Holding Corp. (a)	12,699	65,273
RPC, Inc. (b)	9,010	27,751
SEACOR Holdings, Inc. (a)	2,768	78,390
Select Energy Services, Inc. Class A (a)	9,092	44,551
Solaris Oilfield Infrastructure, Inc. Class A	4,900	36,358
Tidewater, Inc. (a)	6,225	34,798
Transocean, Ltd. (a) (b)	73,489	134,485
US Silica Holdings, Inc. (b)	11,488	41,472
		2,151,968
ENTERTAINMENT — 1.4%
AMC Entertainment Holdings, Inc. Class A (b)	8,066	34,603
Cinemark Holdings, Inc.	16,216	187,295
Eros International PLC (a) (b)	11,347	35,857
Gaia, Inc. (a)	1,600	13,408
Glu Mobile, Inc. (a)	18,600	172,422
IMAX Corp. (a)	8,300	93,043
Liberty Media Corp.-Liberty Braves Class A (a)	1,538	30,883
Liberty Media Corp.-Liberty Braves Class C (a)	6,110	120,611
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	4,036	117,771
Liberty Media Corp.-Liberty Formula One Class C (a)	27,286	865,239
Lions Gate Entertainment Corp. Class A (a) (b)	8,224	60,940
Lions Gate Entertainment Corp. Class B (a)	17,489	119,450
LiveXLive Media, Inc. (a)	5,299	19,182
Security Description	Shares	Value
Madison Square Garden Co. (a)	2,572	$ 377,801
Madison Square Garden Entertainment Corp. (a)	2,872	215,400
Marcus Corp.	3,537	46,936
Roku, Inc. (a) (b)	14,100	1,643,073
Spotify Technology SA (a)	18,225	4,705,513
World Wrestling Entertainment, Inc. Class A	6,927	300,978
Zynga, Inc. Class A (a)	122,532	1,168,955
		10,329,360
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.8%
Acadia Realty Trust REIT	10,747	139,496
Agree Realty Corp. REIT (b)	7,156	470,221
Alexander & Baldwin, Inc. REIT (a)	10,938	133,334
Alexander's, Inc. REIT	338	81,424
Alpine Income Property Trust, Inc. REIT	1,000	16,260
American Assets Trust, Inc. REIT	7,742	215,537
American Campus Communities, Inc. REIT	18,710	654,102
American Finance Trust, Inc. REIT	17,000	134,895
American Homes 4 Rent Class A REIT	35,797	962,939
Americold Realty Trust REIT	27,600	1,001,880
Apple Hospitality REIT, Inc.	27,900	269,514
Armada Hoffler Properties, Inc. REIT	8,900	88,555
Bluerock Residential Growth REIT, Inc.	3,600	29,088
Brandywine Realty Trust REIT	22,300	242,847
Brixmor Property Group, Inc. REIT	40,348	517,261
Brookfield Property REIT, Inc. Class A	8,700	86,652
BRT Apartments Corp. REIT	1,500	16,230
Camden Property Trust REIT	13,038	1,189,326
CareTrust REIT, Inc.	14,500	248,820
CatchMark Timber Trust, Inc. Class A REIT	7,700	68,145
Chatham Lodging Trust REIT	7,160	43,819
CIM Commercial Trust Corp. REIT (b)	1,800	19,404
City Office REIT, Inc.	7,100	71,426
Clipper Realty, Inc. REIT	2,293	18,573
Colony Capital, Inc. REIT	61,618	147,883
Columbia Property Trust, Inc. REIT	17,372	228,268
Community Healthcare Trust, Inc. REIT	3,047	124,622
CoreCivic, Inc. REIT	15,225	142,506
CorEnergy Infrastructure Trust, Inc. REIT (b)	2,060	18,849
CorePoint Lodging, Inc. REIT	6,280	26,439
CoreSite Realty Corp. REIT	5,527	669,099
Corporate Office Properties Trust REIT	15,100	382,634
Cousins Properties, Inc. REIT	20,249	604,028
CubeSmart REIT	26,525	715,910

See accompanying notes to financial statements.
134

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
CyrusOne, Inc. REIT	15,915	$ 1,157,816
DiamondRock Hospitality Co. REIT	25,200	139,356
Diversified Healthcare Trust REIT	29,877	132,206
Douglas Emmett, Inc. REIT	22,837	700,182
Easterly Government Properties, Inc. REIT	9,900	228,888
EastGroup Properties, Inc. REIT	5,221	619,263
Empire State Realty Trust, Inc. Class A REIT	18,424	128,968
EPR Properties REIT	10,449	346,175
Equity Commonwealth REIT	15,881	511,368
Equity LifeStyle Properties, Inc. REIT	24,068	1,503,769
Essential Properties Realty Trust, Inc. REIT	13,900	206,276
Farmland Partners, Inc. REIT (b)	4,300	29,455
First Industrial Realty Trust, Inc. REIT	17,315	665,589
Four Corners Property Trust, Inc. REIT	9,209	224,700
Franklin Street Properties Corp. REIT	16,483	83,899
Front Yard Residential Corp. REIT	7,927	68,965
Gaming and Leisure Properties, Inc. REIT	27,989	968,419
GEO Group, Inc. REIT	17,900	211,757
Getty Realty Corp. REIT	5,305	157,452
Gladstone Commercial Corp. REIT	5,130	96,188
Gladstone Land Corp. REIT	2,900	45,994
Global Medical REIT, Inc.	6,100	69,113
Global Net Lease, Inc. REIT	13,741	229,887
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	10,197	290,207
Healthcare Realty Trust, Inc. REIT	18,282	535,480
Healthcare Trust of America, Inc. Class A REIT	29,870	792,152
Hersha Hospitality Trust REIT	5,376	30,966
Highwoods Properties, Inc. REIT	13,970	521,500
Hudson Pacific Properties, Inc. REIT	20,437	514,195
Independence Realty Trust, Inc. REIT (b)	11,973	137,570
Industrial Logistics Properties Trust REIT	8,328	171,140
Innovative Industrial Properties, Inc. REIT (b)	2,142	188,539
Investors Real Estate Trust REIT	1,899	133,861
Invitation Homes, Inc. REIT	75,563	2,080,249
iStar, Inc. REIT (b)	9,475	116,732
JBG SMITH Properties REIT	16,543	489,177
Jernigan Capital, Inc. REIT (b)	3,500	47,880
Kilroy Realty Corp. REIT	15,840	929,808
Kite Realty Group Trust REIT	13,183	152,132
Lamar Advertising Co. Class A REIT	11,774	786,032
Lexington Realty Trust REIT	34,200	360,810
Life Storage, Inc. REIT	6,380	605,781
LTC Properties, Inc. REIT	5,954	224,287
Macerich Co. REIT	21,551	193,313
Security Description	Shares	Value
Mack-Cali Realty Corp. REIT	13,800	$ 211,002
Medical Properties Trust, Inc. REIT	71,912	1,351,946
Monmouth Real Estate Investment Corp. REIT	12,179	176,474
National Health Investors, Inc. REIT	5,745	348,836
National Retail Properties, Inc. REIT	23,513	834,241
National Storage Affiliates Trust REIT	8,100	232,146
New Senior Investment Group, Inc. REIT	13,007	47,085
NexPoint Residential Trust, Inc. REIT	3,148	111,282
Office Properties Income Trust REIT	6,127	159,118
Omega Healthcare Investors, Inc. REIT	30,952	920,203
One Liberty Properties, Inc. REIT	2,500	44,050
Outfront Media, Inc. REIT	19,167	271,596
Paramount Group, Inc. REIT	28,900	222,819
Park Hotels & Resorts, Inc. REIT	32,134	317,805
Pebblebrook Hotel Trust REIT (b)	17,057	232,999
Physicians Realty Trust REIT	27,417	480,346
Piedmont Office Realty Trust, Inc. Class A REIT	16,705	277,470
Plymouth Industrial REIT, Inc.	2,200	28,160
PotlatchDeltic Corp. REIT	8,728	331,926
Preferred Apartment Communities, Inc. Class A REIT	7,197	54,697
PS Business Parks, Inc. REIT	2,719	359,996
QTS Realty Trust, Inc. Class A REIT (b)	8,101	519,193
Rayonier, Inc. REIT	18,509	458,838
Retail Opportunity Investments Corp. REIT	14,700	166,551
Retail Properties of America, Inc. Class A REIT	27,903	204,250
Retail Value, Inc. REIT	2,350	29,046
Rexford Industrial Realty, Inc. REIT	15,869	657,453
RLJ Lodging Trust REIT	24,968	235,698
RPT Realty REIT	12,300	85,608
Ryman Hospitality Properties, Inc. REIT	6,627	229,294
Sabra Health Care REIT, Inc.	27,555	397,619
Safehold, Inc. REIT	2,200	126,478
Saul Centers, Inc. REIT	1,912	61,700
Seritage Growth Properties Class A REIT (a) (b)	5,338	60,853
Service Properties Trust REIT	20,874	147,997
SITE Centers Corp. REIT	19,601	158,768
Spirit Realty Capital, Inc. REIT (b)	13,975	487,169
STAG Industrial, Inc. REIT	20,350	596,662
STORE Capital Corp. REIT	30,793	733,181
Summit Hotel Properties, Inc. REIT	16,500	97,845
Sun Communities, Inc. REIT	13,391	1,816,891
Sunstone Hotel Investors, Inc. REIT	28,219	229,985
Tanger Factory Outlet Centers, Inc. REIT (b)	14,387	102,579
Taubman Centers, Inc. REIT	7,995	301,891

See accompanying notes to financial statements.
135

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Terreno Realty Corp. REIT	9,024	$ 475,023
UMH Properties, Inc. REIT	5,700	73,701
Uniti Group, Inc. REIT	25,270	236,275
Universal Health Realty Income Trust REIT	1,588	126,230
Urban Edge Properties REIT	15,000	178,050
Urstadt Biddle Properties, Inc. Class A REIT	4,640	55,123
VEREIT, Inc.	148,808	956,835
VICI Properties, Inc. REIT (b)	64,965	1,311,643
Washington Real Estate Investment Trust	10,802	239,804
Weingarten Realty Investors REIT	16,248	307,575
Whitestone REIT (b)	6,000	43,620
WP Carey, Inc. REIT	23,702	1,603,440
Xenia Hotels & Resorts, Inc. REIT	14,300	133,419
		48,267,966
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	4,985	68,594
BJ's Wholesale Club Holdings, Inc. (a)	18,700	696,949
Casey's General Stores, Inc.	5,043	754,029
Chefs' Warehouse, Inc. (a)	4,400	59,752
Grocery Outlet Holding Corp. (a)	9,345	381,276
HF Foods Group, Inc. (a) (b)	3,400	30,770
Ingles Markets, Inc. Class A	2,256	97,166
Natural Grocers by Vitamin Cottage, Inc.	1,400	20,832
Performance Food Group Co. (a)	17,711	516,098
PriceSmart, Inc.	2,891	174,414
Rite Aid Corp. (a) (b)	8,750	149,275
SpartanNash Co.	5,700	121,125
Sprouts Farmers Market, Inc. (a)	15,975	408,800
United Natural Foods, Inc. (a)	8,508	154,931
US Foods Holding Corp. (a)	30,054	592,665
Village Super Market, Inc. Class A	1,269	35,177
Weis Markets, Inc.	1,515	75,932
		4,337,785
FOOD PRODUCTS — 1.1%
Alico, Inc.	800	24,928
B&G Foods, Inc. (b)	8,300	202,354
Beyond Meat, Inc. (a)	7,088	949,650
Bridgford Foods Corp. (a)	300	4,968
Bunge, Ltd.	18,941	779,043
Calavo Growers, Inc.	2,642	166,208
Cal-Maine Foods, Inc. (a)	4,800	213,504
Darling Ingredients, Inc. (a)	21,800	536,716
Farmer Brothers Co. (a)	1,725	12,662
Flowers Foods, Inc.	26,631	595,469
Fresh Del Monte Produce, Inc.	4,934	121,475
Freshpet, Inc. (a)	5,237	438,127
Hain Celestial Group, Inc. (a) (b)	10,901	343,491
Hostess Brands, Inc. (a)	15,900	194,298
Ingredion, Inc.	9,243	767,169
J&J Snack Foods Corp.	1,921	244,217
Security Description	Shares	Value
John B Sanfilippo & Son, Inc.	1,370	$ 116,902
Lancaster Colony Corp.	2,557	396,309
Landec Corp. (a)	4,100	32,636
Limoneira Co.	2,500	36,225
Pilgrim's Pride Corp. (a)	8,500	143,565
Post Holdings, Inc. (a)	8,710	763,170
Sanderson Farms, Inc.	2,702	313,135
Seaboard Corp.	42	123,221
Seneca Foods Corp. Class A (a)	1,049	35,467
Simply Good Foods Co. (a)	11,100	206,238
Tootsie Roll Industries, Inc. (b)	2,686	92,049
TreeHouse Foods, Inc. (a)	7,481	327,668
		8,180,864
GAS UTILITIES — 0.6%
Brookfield Infrastructure Corp. Class A	4,900	223,146
Chesapeake Utilities Corp.	2,075	174,300
National Fuel Gas Co.	11,170	468,358
New Jersey Resources Corp.	12,844	419,357
Northwest Natural Holding Co.	3,960	220,928
ONE Gas, Inc.	7,121	548,673
RGC Resources, Inc.	1,200	29,004
South Jersey Industries, Inc.	12,362	308,926
Southwest Gas Holdings, Inc. (a)	7,439	513,663
Spire, Inc.	6,739	442,820
UGI Corp.	28,635	910,593
		4,259,768
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Accelerate Diagnostics, Inc. (a) (b)	4,300	65,188
Accuray, Inc. (a)	13,921	28,260
Alphatec Holdings, Inc. (a)	6,100	28,670
AngioDynamics, Inc. (a)	5,797	58,955
Antares Pharma, Inc. (a)	25,900	71,225
Apyx Medical Corp. (a)	5,195	28,832
Aspira Women's Health, Inc. (a)	7,200	27,648
AtriCure, Inc. (a)	5,100	229,245
Atrion Corp.	229	145,875
Avanos Medical, Inc. (a)	6,100	179,279
AxoGen, Inc. (a) (b)	5,300	48,972
Axonics Modulation Technologies, Inc. (a) (b)	4,657	163,507
Bellerophon Therapeutics, Inc. (a)	500	6,275
Beyond Air, Inc. (a)	2,000	14,500
BioLife Solutions, Inc. (a) (b)	1,120	18,312
BioSig Technologies, Inc. (a)	2,800	20,160
Cantel Medical Corp.	5,748	254,234
Cardiovascular Systems, Inc. (a)	4,350	137,243
Cerus Corp. (a)	20,409	134,699
Chembio Diagnostics, Inc. (a)	3,000	9,750
Co-Diagnostics, Inc. (a) (b)	3,900	75,465
CONMED Corp.	3,548	255,421
CryoLife, Inc. (a)	5,800	111,186
CryoPort, Inc. (a) (b)	5,000	151,250
Cutera, Inc. (a)	2,200	26,774

See accompanying notes to financial statements.
136

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
CytoSorbents Corp. (a) (b)	4,860	$ 48,114
Electromed, Inc. (a)	1,100	16,929
Envista Holdings Corp. (a)	23,400	493,506
FONAR Corp. (a)	1,000	21,370
GenMark Diagnostics, Inc. (a)	8,800	129,448
Glaukos Corp. (a) (b)	6,242	239,818
Globus Medical, Inc. Class A (a)	10,032	478,627
Haemonetics Corp. (a)	6,761	605,515
Heska Corp. (a)	1,122	104,537
Hill-Rom Holdings, Inc.	9,236	1,013,928
ICU Medical, Inc. (a)	2,634	485,473
Inogen, Inc. (a)	2,892	102,724
Insulet Corp. (a)	8,772	1,704,049
Integer Holdings Corp. (a)	4,383	320,178
Integra LifeSciences Holdings Corp. (a)	9,693	455,474
IntriCon Corp. (a)	1,323	17,887
Invacare Corp.	5,200	33,124
iRadimed Corp. (a) (b)	700	16,247
iRhythm Technologies, Inc. (a)	3,677	426,128
Lantheus Holdings, Inc. (a)	10,375	148,362
LeMaitre Vascular, Inc.	2,600	68,640
LivaNova PLC (a)	6,450	310,438
Masimo Corp. (a)	6,652	1,516,589
Meridian Bioscience, Inc. (a)	6,700	156,043
Merit Medical Systems, Inc. (a)	7,200	328,680
Mesa Laboratories, Inc.	640	138,752
Milestone Scientific, Inc. (a)	5,300	10,335
Misonix, Inc. (a)	1,400	18,998
Natus Medical, Inc. (a)	5,434	118,570
Nemaura Medical, Inc. (a)	1,000	9,250
Neogen Corp. (a)	7,110	551,736
Nevro Corp. (a)	4,843	578,593
Novocure, Ltd. (a)	13,669	810,572
NuVasive, Inc. (a)	6,880	382,941
OraSure Technologies, Inc. (a)	9,900	115,137
Orthofix Medical, Inc. (a)	2,860	91,520
OrthoPediatrics Corp. (a) (b)	1,768	77,368
PAVmed, Inc. (a)	5,500	11,605
Penumbra, Inc. (a) (b)	4,392	785,377
Pulse Biosciences, Inc. (a) (b)	2,158	22,573
Quidel Corp. (a)	5,080	1,136,599
Quotient, Ltd. (a)	9,200	68,080
Repro-Med Systems, Inc. (a)	3,700	33,226
Retractable Technologies, Inc. (a)	2,000	14,040
Rockwell Medical, Inc. (a) (b)	10,200	19,890
RTI Surgical Holdings, Inc. (a)	9,018	28,677
SeaSpine Holdings Corp. (a)	3,400	35,598
Shockwave Medical, Inc. (a) (b)	4,098	194,122
SI-BONE, Inc. (a)	3,060	48,776
Sientra, Inc. (a)	6,000	23,220
Silk Road Medical, Inc. (a) (b)	4,800	201,072
Solition, Inc. (a) (b)	995	7,741
STAAR Surgical Co. (a)	6,000	369,240
Stereotaxis, Inc. (a)	6,700	29,882
Surmodics, Inc. (a)	2,081	89,982
Security Description	Shares	Value
Tactile Systems Technology, Inc. (a) (b)	2,800	$ 116,004
Tandem Diabetes Care, Inc. (a)	7,991	790,470
Tela Bio, Inc. (a)	800	10,368
TransMedics Group, Inc. (a)	2,200	39,424
Utah Medical Products, Inc.	640	56,717
Vapotherm, Inc. (a)	2,400	98,376
Varex Imaging Corp. (a)	6,000	90,900
Venus Concept, Inc. (a)	2,800	9,772
ViewRay, Inc. (a) (b)	16,577	37,132
VolitionRX, Ltd. (a)	3,600	14,004
Wright Medical Group NV (a) (b)	20,309	603,583
Zynex, Inc. (a) (b)	2,500	62,175
		19,485,150
HEALTH CARE PROVIDERS & SERVICES — 1.6%
1Life Healthcare, Inc. (a) (b)	3,100	112,592
Acadia Healthcare Co., Inc. (a)	11,682	293,452
AdaptHealth Corp. (a)	1,200	19,320
Addus HomeCare Corp. (a)	2,016	186,601
Amedisys, Inc. (a)	4,352	864,046
American Renal Associates Holdings, Inc. (a)	2,900	18,908
AMN Healthcare Services, Inc. (a)	6,148	278,136
Apollo Medical Holdings, Inc. (a) (b)	1,373	22,655
Avalon GloboCare Corp. (a)	3,520	6,688
BioTelemetry, Inc. (a)	4,400	198,836
Brookdale Senior Living, Inc. (a)	31,662	93,403
Chemed Corp.	2,155	972,056
Community Health Systems, Inc. (a)	13,567	40,837
CorVel Corp. (a)	1,494	105,910
Covetrus, Inc. (a)	14,900	266,561
Cross Country Healthcare, Inc. (a)	5,658	34,853
Encompass Health Corp.	13,403	830,048
Ensign Group, Inc.	6,770	283,324
Enzo Biochem, Inc. (a)	7,000	15,680
Exagen, Inc. (a)	600	7,446
Five Star Senior Living, Inc. (a)	2,900	11,310
Fulgent Genetics, Inc. (a)	1,500	24,000
Guardant Health, Inc. (a)	10,200	827,526
Hanger, Inc. (a)	5,750	95,220
HealthEquity, Inc. (a)	9,463	555,194
InfuSystem Holdings, Inc. (a)	2,200	25,388
Joint Corp (a)	2,050	31,303
LHC Group, Inc. (a)	4,160	725,171
Magellan Health, Inc. (a)	3,585	261,633
MEDNAX, Inc. (a)	10,674	182,525
Molina Healthcare, Inc. (a)	8,155	1,451,427
National HealthCare Corp.	1,941	123,137
National Research Corp.	2,100	122,241
Ontrack,Inc. (a)	1,238	30,628
Option Care Health, Inc. (a)	4,850	67,318
Owens & Minor, Inc.	9,719	74,059
Patterson Cos., Inc. (b)	11,200	246,400
PetIQ, Inc. (a) (b)	3,400	118,456
Premier, Inc. Class A (a)	8,145	279,211

See accompanying notes to financial statements.
137

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Progyny, Inc. (a)	4,000	$ 103,240
Providence Service Corp. (a)	1,952	154,032
R1 RCM, Inc. (a)	16,800	187,320
RadNet, Inc. (a)	6,676	105,948
Select Medical Holdings Corp. (a)	16,500	243,045
Sharps Compliance Corp. (a)	2,200	15,466
Surgery Partners, Inc. (a)	3,871	44,787
Tenet Healthcare Corp. (a)	13,769	249,357
The Pennant Group, Inc. (a)	4,017	90,784
Tivity Health, Inc. (a) (b)	7,537	85,394
Triple-S Management Corp. Class B (a)	3,635	69,138
US Physical Therapy, Inc.	2,033	164,714
Viemed Healthcare, Inc. (a)	5,200	49,920
		11,466,644
HEALTH CARE TECHNOLOGY — 1.4%
Allscripts Healthcare Solutions, Inc. (a)	25,745	174,294
Change Healthcare, Inc. (a)	32,600	365,120
Computer Programs & Systems, Inc.	2,004	45,671
Evolent Health, Inc. Class A (a)	12,800	91,136
Health Catalyst, Inc. (a) (b)	4,900	142,933
HealthStream, Inc. (a)	4,199	92,924
HMS Holdings Corp. (a)	11,841	383,530
iCAD, Inc. (a)	3,100	30,969
Inovalon Holdings, Inc. Class A (a)	9,500	182,970
Inspire Medical Systems, Inc. (a)	3,500	304,570
Livongo Health, Inc. (a)	7,300	548,887
NantHealth, Inc. (a)	4,100	18,778
NextGen Healthcare, Inc. (a)	8,700	95,526
Omnicell, Inc. (a)	5,664	399,992
OptimizeRx Corp. (a) (b)	2,196	28,614
Phreesia, Inc. (a)	4,400	124,432
Schrodinger, Inc. (a)	2,200	201,454
Simulations Plus, Inc.	1,897	113,479
Tabula Rasa HealthCare, Inc. (a) (b)	3,150	172,399
Teladoc Health, Inc. (a)	10,267	1,959,354
Veeva Systems, Inc. Class A (a)	18,587	4,357,164
Vocera Communications, Inc. (a)	4,934	104,601
		9,938,797
HOTELS, RESTAURANTS & LEISURE — 2.2%
Accel Entertainment, Inc. (a)	6,400	61,632
Aramark	31,251	705,335
BBX Capital Corp.	10,000	25,400
Biglari Holdings, Inc. Class A (a)	10	3,350
Biglari Holdings, Inc. Class B (a)	136	9,381
BJ's Restaurants, Inc.	3,006	62,946
Bloomin' Brands, Inc. (b)	13,800	147,108
Bluegreen Vacations Corp.	1,074	5,821
Boyd Gaming Corp.	10,598	221,498
Brinker International, Inc.	5,930	142,320
Caesars Entertainment Corp. (a) (b)	79,850	968,580
Carrols Restaurant Group, Inc. (a)	5,500	26,620
Century Casinos, Inc. (a)	4,261	17,683
Cheesecake Factory, Inc. (b)	5,255	120,445
Security Description	Shares	Value
Choice Hotels International, Inc. (b)	4,656	$ 367,358
Churchill Downs, Inc.	5,185	690,383
Chuy's Holdings, Inc. (a)	2,653	39,477
Cracker Barrel Old Country Store, Inc.	3,184	353,137
Dave & Buster's Entertainment, Inc. (b)	4,848	64,624
Del Taco Restaurants, Inc. (a)	4,500	26,685
Denny's Corp. (a)	9,300	93,930
Dine Brands Global, Inc. (b)	2,330	98,093
Dunkin' Brands Group, Inc.	11,246	733,577
El Pollo Loco Holdings, Inc. (a)	3,100	45,756
Eldorado Resorts, Inc. (a) (b)	11,400	456,684
Everi Holdings, Inc. (a)	12,795	66,022
Extended Stay America, Inc.	23,500	262,965
Fiesta Restaurant Group, Inc. (a)	3,697	23,587
GAN, Ltd. (a)	1,100	27,995
Golden Entertainment, Inc. (a)	2,625	23,415
Hilton Grand Vacations, Inc. (a)	12,941	252,997
Hyatt Hotels Corp. Class A (b)	5,329	267,995
International Game Technology PLC (b)	15,701	139,739
Jack in the Box, Inc.	3,430	254,129
Kura Sushi USA, Inc. Class A (a) (b)	600	8,568
Lindblad Expeditions Holdings, Inc. (a)	3,589	27,707
Marriott Vacations Worldwide Corp.	5,491	451,415
Monarch Casino & Resort, Inc. (a)	1,800	61,344
Nathan's Famous, Inc.	500	28,120
Noodles & Co. (a)	4,500	27,225
Papa John's International, Inc.	4,349	345,354
Penn National Gaming, Inc. (a) (b)	18,114	553,202
Planet Fitness, Inc. Class A (a)	10,927	661,848
PlayAGS, Inc. (a)	4,160	14,061
RCI Hospitality Holdings, Inc.	1,400	19,404
Red Robin Gourmet Burgers, Inc. (a)	2,036	20,767
Red Rock Resorts, Inc. Class A	9,986	108,947
Ruth's Hospitality Group, Inc.	4,300	35,088
Scientific Games Corp. Class A (a)	8,900	137,594
SeaWorld Entertainment, Inc. (a) (b)	7,990	118,332
Shake Shack, Inc. Class A (a) (b)	4,630	245,297
Six Flags Entertainment Corp.	11,658	223,950
Target Hospitality Corp. (a) (b)	5,100	8,619
Texas Roadhouse, Inc.	8,841	464,771
Twin River Worldwide Holdings, Inc. (b)	2,728	60,807
Vail Resorts, Inc.	5,524	1,006,197
Wendy's Co.	24,458	532,695
Wingstop, Inc.	4,041	561,578
Wyndham Destinations, Inc.	11,200	315,616
Wyndham Hotels & Resorts, Inc.	12,451	530,662
Yum China Holdings, Inc.	50,124	2,409,461
		15,785,296
HOUSEHOLD DURABLES — 0.9%
Beazer Homes USA, Inc. (a)	4,696	47,289
Casper Sleep, Inc. (a)	1,000	8,970

See accompanying notes to financial statements.
138

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Cavco Industries, Inc. (a)	1,179	$ 227,370
Century Communities, Inc. (a)	4,614	141,465
Ethan Allen Interiors, Inc.	3,700	43,771
GoPro, Inc. Class A (a) (b)	20,422	97,209
Green Brick Partners, Inc. (a)	3,802	45,054
Hamilton Beach Brands Holding Co. Class A	1,017	12,102
Helen of Troy, Ltd. (a)	3,455	651,475
Hooker Furniture Corp.	1,800	35,010
Installed Building Products, Inc. (a)	3,500	240,730
iRobot Corp. (a)	3,700	310,430
KB Home	11,800	362,024
La-Z-Boy, Inc.	5,633	152,429
Legacy Housing Corp. (a)	820	11,660
LGI Homes, Inc. (a) (b)	3,200	281,696
Lifetime Brands, Inc.	1,700	11,424
Lovesac Co. (a) (b)	1,346	35,305
M/I Homes, Inc. (a)	4,300	148,092
MDC Holdings, Inc.	6,671	238,155
Meritage Homes Corp. (a)	4,958	377,403
Purple Innovation, Inc. (a) (b)	1,296	23,328
Skyline Champion Corp. (a)	8,100	197,154
Sonos, Inc. (a) (b)	10,030	146,739
Taylor Morrison Home Corp. (a)	16,848	324,998
Tempur Sealy International, Inc. (a)	6,449	464,005
Toll Brothers, Inc.	15,783	514,368
TopBuild Corp. (a)	4,519	514,127
TRI Pointe Group, Inc. (a)	16,983	249,480
Tupperware Brands Corp.	7,581	36,010
Turtle Beach Corp. (a)	2,000	29,440
Universal Electronics, Inc. (a)	2,139	100,148
VOXX International Corp. (a)	3,000	17,340
		6,096,200
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	1,600	57,584
Central Garden & Pet Co. Class A (a)	6,000	202,740
Energizer Holdings, Inc. (b)	8,412	399,486
Oil-Dri Corp. of America	848	29,425
Reynolds Consumer Products, Inc.	6,400	222,336
Spectrum Brands Holdings, Inc.	5,669	260,207
WD-40 Co.	1,846	366,062
		1,537,840
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Atlantic Power Corp. (a)	16,656	33,312
Clearway Energy, Inc. Class A	5,600	117,432
Clearway Energy, Inc. Class C	10,500	242,130
Ormat Technologies, Inc.	5,388	342,084
Sunnova Energy International, Inc. (a) (b)	5,000	85,350
TerraForm Power, Inc. Class A	12,659	233,432
Vistra Energy Corp.	67,407	1,255,118
		2,308,858
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.1%
Carlisle Cos., Inc.	7,421	$ 888,071
Raven Industries, Inc.	5,700	122,607
		1,010,678
INSURANCE — 3.0%
Alleghany Corp.	1,907	932,790
Ambac Financial Group, Inc. (a)	7,194	103,018
American Equity Investment Life Holding Co.	11,972	295,828
American Financial Group, Inc.	10,052	637,900
American National Insurance Co.	1,180	85,043
AMERISAFE, Inc.	2,481	151,738
Arch Capital Group, Ltd. (a)	54,483	1,560,938
Argo Group International Holdings, Ltd.	4,160	144,893
Assured Guaranty, Ltd.	11,119	271,415
Athene Holding, Ltd. Class A (a)	15,701	489,714
Axis Capital Holdings, Ltd.	11,299	458,287
Benefytt Technologies, Inc. (a)	1,600	32,736
Brighthouse Financial, Inc. (a)	13,273	369,255
Brown & Brown, Inc.	32,585	1,328,165
BRP Group, Inc. Class A (a)	2,805	48,442
Citizens, Inc. (a) (b)	7,800	46,722
CNA Financial Corp.	4,291	137,956
CNO Financial Group, Inc.	18,979	295,503
Crawford & Co. Class A	2,600	20,514
Donegal Group, Inc. Class A	1,600	22,752
eHealth, Inc. (a)	3,682	361,720
Employers Holdings, Inc.	4,500	135,675
Enstar Group, Ltd. (a)	1,541	235,418
Erie Indemnity Co. Class A	3,486	668,963
FBL Financial Group, Inc. Class A	1,526	54,768
FedNat Holding Co.	1,790	19,815
Fidelity National Financial, Inc.	37,984	1,164,589
First American Financial Corp.	14,848	713,001
Genworth Financial, Inc. Class A (a)	76,700	177,177
Global Indemnity, Ltd.	1,354	32,415
Goosehead Insurance, Inc. Class A (a) (b)	1,830	137,543
Greenlight Capital Re, Ltd. Class A (a) (b)	4,600	29,992
Hanover Insurance Group, Inc.	5,110	517,796
HCI Group, Inc.	973	44,933
Heritage Insurance Holdings, Inc.	4,099	53,656
Horace Mann Educators Corp.	5,400	198,342
Independence Holding Co.	805	24,625
Investors Title Co.	218	26,448
James River Group Holdings, Ltd.	3,800	171,000
Kemper Corp.	8,407	609,676
Kinsale Capital Group, Inc.	2,801	434,743
Markel Corp. (a)	1,877	1,732,790
MBIA, Inc. (a)	11,963	86,732
Mercury General Corp.	3,437	140,058
National General Holdings Corp.	8,799	190,146
National Western Life Group, Inc. Class A	362	73,555

See accompanying notes to financial statements.
139

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
NI Holdings, Inc. (a)	1,500	$ 22,155
Old Republic International Corp.	38,662	630,577
Palomar Holdings, Inc. (a)	2,510	215,258
Primerica, Inc.	5,479	638,851
ProAssurance Corp.	8,531	123,444
ProSight Global, Inc. (a)	1,300	11,570
Protective Insurance Corp. Class B	1,400	21,098
Reinsurance Group of America, Inc.	9,267	726,903
RenaissanceRe Holdings, Ltd.	6,761	1,156,334
RLI Corp.	5,368	440,713
Safety Insurance Group, Inc.	1,886	143,826
Selective Insurance Group, Inc.	7,998	421,814
State Auto Financial Corp.	2,700	48,195
Stewart Information Services Corp.	3,749	121,880
Third Point Reinsurance, Ltd. (a)	11,700	87,867
Tiptree, Inc.	3,900	25,155
Trupanion, Inc. (a)	4,469	190,782
United Fire Group, Inc.	3,363	93,189
United Insurance Holdings Corp.	3,200	25,024
Universal Insurance Holdings, Inc.	4,717	83,727
Vericity, Inc.	300	3,189
Watford Holdings, Ltd. (a)	2,800	46,732
White Mountains Insurance Group, Ltd.	400	355,188
		21,102,656
INTERNET & CATALOG RETAIL — 0.0% (e)
US Auto Parts Network, Inc. (a)	3,200	27,712
INTERACTIVE MEDIA & SERVICES — 1.2%
Cargurus, Inc. (a) (b)	12,100	306,735
Cars.com, Inc. (a)	10,700	61,632
DHI Group, Inc. (a)	8,000	16,800
Eventbrite, Inc. Class A (a)	6,500	55,705
EverQuote, Inc. Class A (a)	1,400	81,424
IAC/InterActiveCorp (a)	10,471	3,386,321
Liberty TripAdvisor Holdings, Inc. Class A (a)	11,300	24,069
Match Group, Inc. (a) (b)	8,750	936,688
Meet Group, Inc. (a)	12,100	75,504
Pinterest, Inc. Class A (a)	55,500	1,230,435
QuinStreet, Inc. (a)	7,298	76,337
TripAdvisor, Inc.	13,300	252,833
TrueCar, Inc. (a)	16,466	42,482
Veritone, Inc. (a)	3,500	52,010
Yelp, Inc. (a)	9,091	210,275
Zillow Group, Inc. Class A (a)	7,783	447,367
Zillow Group, Inc. Class C (a) (b)	18,683	1,076,328
		8,332,945
INTERNET & DIRECT MARKETING RETAIL — 0.9%
1-800-Flowers.com, Inc. Class A (a)	4,000	80,080
Duluth Holdings, Inc. Class B (a) (b)	1,896	13,974
Etsy, Inc. (a)	16,408	1,743,022
Groupon, Inc. (a) (b)	3,611	65,431
GrubHub, Inc. (a)	12,664	890,279
Lands' End, Inc. (a)	1,700	13,668
Security Description	Shares	Value
Liquidity Services, Inc. (a)	4,124	$ 24,579
Overstock.com, Inc. (a)	6,000	170,580
PetMed Express, Inc. (b)	3,300	117,612
Quotient Technology, Inc. (a)	11,971	87,628
Qurate Retail, Inc. Class A (a)	51,716	491,302
RealReal, Inc. (a) (b)	8,900	113,831
Rubicon Project, Inc. (a) (b)	15,582	103,932
Shutterstock, Inc.	3,050	106,658
Stamps.com, Inc. (a)	2,183	400,995
Stitch Fix, Inc. Class A (a) (b)	7,000	174,580
Waitr Holdings, Inc. (a) (b)	10,013	26,334
Wayfair, Inc. Class A (a) (b)	9,154	1,808,922
		6,433,407
IT SERVICES — 4.6%
Alliance Data Systems Corp.	6,500	293,280
Amdocs, Ltd.	18,335	1,116,235
Black Knight, Inc. (a)	20,000	1,451,200
Booz Allen Hamilton Holding Corp.	19,019	1,479,488
Brightcove, Inc. (a)	6,171	48,627
CACI International, Inc. Class A (a)	3,392	735,657
Cardtronics PLC Class A (a)	5,928	142,153
Cass Information Systems, Inc.	2,236	87,271
Conduent, Inc. (a)	25,100	59,989
CSG Systems International, Inc.	5,000	206,950
Endurance International Group Holdings, Inc. (a)	11,235	45,277
EPAM Systems, Inc. (a)	7,327	1,846,477
Euronet Worldwide, Inc. (a)	6,869	658,188
EVERTEC, Inc.	7,900	221,990
Evo Payments, Inc. Class A (a)	5,100	116,433
ExlService Holdings, Inc. (a)	4,437	281,306
Fastly, Inc. Class A (a)	10,000	851,300
Genpact, Ltd.	25,860	944,407
GoDaddy, Inc. Class A (a)	22,922	1,680,870
GreenSky, Inc. Class A (a)	9,400	46,060
Grid Dynamics Holdings, Inc. (a)	3,300	22,770
GTT Communications, Inc. (a) (b)	5,295	43,207
Hackett Group, Inc.	3,890	52,671
I3 Verticals, Inc. Class A (a) (b)	2,300	69,575
Information Services Group, Inc. (a)	5,600	11,592
International Money Express, Inc. (a)	2,800	34,888
KBR, Inc.	19,226	433,546
Limelight Networks, Inc. (a)	18,310	134,762
LiveRamp Holdings, Inc. (a)	8,785	373,099
ManTech International Corp. Class A	3,558	243,687
MAXIMUS, Inc.	8,326	586,567
MoneyGram International, Inc. (a)	9,400	30,174
MongoDB, Inc. (a) (b)	5,777	1,307,566
NIC, Inc.	8,500	195,160
Okta, Inc. (a)	16,013	3,206,283
Paysign, Inc. (a)	4,700	45,637
Perficient, Inc. (a)	5,100	182,478
Perspecta, Inc.	18,700	434,401
PFSweb, Inc. (a)	2,100	14,028
Priority Technology Holdings, Inc. (a)	1,165	3,017

See accompanying notes to financial statements.
140

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Repay Holdings Corp. (a)	5,600	$ 137,928
Sabre Corp.	36,835	296,890
Science Applications International Corp.	7,882	612,274
ServiceSource International, Inc. (a)	13,200	20,856
Square, Inc. Class A (a)	50,375	5,286,353
StarTek, Inc. (a)	2,500	12,700
StoneCo, Ltd. Class A (a)	21,300	825,588
Switch, Inc. Class A	13,500	240,570
Sykes Enterprises, Inc. (a)	6,153	170,192
TTEC Holdings, Inc.	2,755	128,273
Tucows, Inc. Class A (a) (b)	1,524	87,356
Twilio, Inc. Class A (a)	17,912	3,930,251
Unisys Corp. (a)	8,700	94,917
Verra Mobility Corp. (a)	20,500	210,740
Virtusa Corp. (a)	4,600	149,362
WEX, Inc. (a)	5,992	988,740
		32,931,256
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Acushnet Holdings Corp.	5,200	180,908
Brunswick Corp.	10,844	694,124
Callaway Golf Co.	14,212	248,852
Clarus Corp.	3,658	42,360
Escalade, Inc.	1,700	23,732
Johnson Outdoors, Inc. Class A	937	85,286
Malibu Boats, Inc. Class A (a)	3,240	168,318
Marine Products Corp.	1,080	14,958
MasterCraft Boat Holdings, Inc. (a)	2,865	54,578
Mattel, Inc. (a) (b)	46,600	450,622
Nautilus, Inc. (a)	4,500	41,715
Peloton Interactive, Inc. Class A (a)	13,400	774,118
Polaris, Inc.	7,933	734,199
Smith & Wesson Brands, Inc. (a)	8,288	178,358
Sturm Ruger & Co., Inc.	2,185	166,060
Vista Outdoor, Inc. (a)	8,821	127,463
YETI Holdings, Inc. (a)	9,934	424,480
		4,410,131
LIFE SCIENCES TOOLS & SERVICES — 1.5%
10X Genomics, Inc. Class A (a)	7,400	660,894
Adaptive Biotechnologies Corp. (a)	9,600	464,448
Avantor, Inc. (a)	56,700	963,900
Bio-Techne Corp.	5,264	1,390,065
Bruker Corp.	14,108	573,913
Champions Oncology, Inc. (a)	1,100	10,516
Charles River Laboratories International, Inc. (a)	6,721	1,171,806
ChromaDex Corp. (a) (b)	6,400	29,376
Codexis, Inc. (a)	9,000	102,600
Fluidigm Corp. (a)	12,444	49,900
Harvard Bioscience, Inc. (a)	5,700	17,670
Luminex Corp.	5,451	177,321
Medpace Holdings, Inc. (a)	3,600	334,872
NanoString Technologies, Inc. (a) (b)	5,500	161,425
NeoGenomics, Inc. (a)	13,900	430,622
Security Description	Shares	Value
Pacific Biosciences of California, Inc. (a) (b)	22,600	$ 77,970
Personalis, Inc. (a)	2,900	37,613
PPD, Inc. (a)	9,500	254,600
PRA Health Sciences, Inc. (a)	8,707	847,104
QIAGEN NV (a) (b)	31,081	1,330,578
Quanterix Corp. (a) (b)	2,100	57,519
Repligen Corp. (a)	7,144	883,070
Syneos Health, Inc. (a)	8,494	494,776
		10,522,558
MACHINERY — 2.7%
AGCO Corp.	8,421	467,029
Alamo Group, Inc.	1,561	160,221
Albany International Corp. Class A	4,648	272,884
Allison Transmission Holdings, Inc.	15,412	566,853
Altra Industrial Motion Corp.	8,474	269,982
Astec Industries, Inc.	3,540	163,937
Barnes Group, Inc.	6,214	245,826
Blue Bird Corp. (a)	2,422	36,306
Chart Industries, Inc. (a)	4,700	227,903
CIRCOR International, Inc. (a)	3,047	77,638
Colfax Corp. (a)	13,327	371,823
Columbus McKinnon Corp.	3,920	131,124
Crane Co.	6,548	389,344
Donaldson Co., Inc.	17,409	809,867
Douglas Dynamics, Inc.	3,577	125,624
Eastern Co.	821	14,671
Energy Recovery, Inc. (a) (b)	5,900	44,811
Enerpac Tool Group Corp.	8,800	154,880
EnPro Industries, Inc.	3,145	155,017
ESCO Technologies, Inc.	3,428	289,769
Evoqua Water Technologies Corp. (a)	12,100	225,060
ExOne Co. (a)	1,700	14,535
Federal Signal Corp.	7,800	231,894
Franklin Electric Co., Inc.	6,149	322,945
Gates Industrial Corp. PLC (a)	6,800	69,904
Gencor Industries, Inc. (a)	1,461	18,467
Gorman-Rupp Co.	2,800	87,024
Graco, Inc.	22,754	1,091,964
Graham Corp.	1,500	19,110
Greenbrier Cos., Inc.	5,094	115,889
Helios Technologies, Inc.	3,748	139,613
Hillenbrand, Inc.	9,768	264,420
Hurco Cos., Inc.	1,056	29,536
Hyster-Yale Materials Handling, Inc.	1,589	61,431
ITT, Inc.	11,888	698,301
John Bean Technologies Corp.	4,229	363,779
Kadant, Inc.	1,792	178,591
Kennametal, Inc.	11,017	316,298
LB Foster Co. Class A (a)	1,600	20,432
Lincoln Electric Holdings, Inc.	7,844	660,779
Lindsay Corp.	1,670	153,991
Luxfer Holdings PLC	4,331	61,284
Lydall, Inc. (a)	2,645	35,866
Manitowoc Co., Inc (a)	5,175	56,304
Mayville Engineering Co., Inc. (a)	1,090	8,611

See accompanying notes to financial statements.
141

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Meritor, Inc. (a)	10,500	$ 207,900
Middleby Corp. (a)	7,510	592,839
Miller Industries, Inc.	1,765	52,544
Mueller Industries, Inc.	7,284	193,609
Mueller Water Products, Inc. Class A	23,800	224,434
Navistar International Corp. (a)	6,400	180,480
NN, Inc.	6,616	31,360
Nordson Corp.	7,930	1,504,400
Omega Flex, Inc.	549	58,084
Oshkosh Corp.	9,232	661,196
Park-Ohio Holdings Corp.	1,311	21,749
Proto Labs, Inc. (a)	3,644	409,841
RBC Bearings, Inc. (a)	3,299	442,198
REV Group, Inc.	4,300	26,230
Rexnord Corp.	14,290	416,553
Shyft Group, Inc.	5,400	90,936
SPX Corp. (a)	6,500	267,475
SPX FLOW, Inc. (a)	5,500	205,920
Standex International Corp.	1,960	112,798
Tennant Co.	2,324	151,083
Terex Corp.	10,090	189,389
Timken Co.	8,592	390,850
Toro Co.	14,741	977,918
TriMas Corp. (a)	6,600	158,070
Trinity Industries, Inc.	12,069	256,949
Wabash National Corp.	8,487	90,132
Watts Water Technologies, Inc. Class A	3,626	293,706
Welbilt, Inc. (a)	20,620	125,576
Woodward, Inc.	7,550	585,502
		19,141,258
MARINE — 0.1%
Costamare, Inc.	8,000	44,480
Eagle Bulk Shipping, Inc. (a) (b)	7,100	15,549
Genco Shipping & Trading, Ltd.	2,400	15,072
Kirby Corp. (a)	8,040	430,622
Matson, Inc.	5,482	159,526
Pangaea Logistics Solutions, Ltd.	1,600	4,016
Safe Bulkers, Inc. (a)	9,060	11,053
Scorpio Bulkers, Inc.	865	13,235
		693,553
MEDIA — 1.5%
Altice USA, Inc. Class A (a)	44,600	1,005,284
AMC Networks, Inc. Class A (a)	5,886	137,674
Boston Omaha Corp. Class A (a)	1,665	26,640
Cable One, Inc.	709	1,258,369
Cardlytics, Inc. (a) (b)	3,373	236,043
Central European Media Enterprises, Ltd. Class A (a)	13,900	49,206
comScore, Inc. (a)	7,600	23,560
Daily Journal Corp. (a) (b)	182	49,140
Emerald Holding, Inc.	3,500	10,780
Entercom Communications Corp. Class A (b)	18,700	25,806
Security Description	Shares	Value
Entravision Communications Corp. Class A	9,500	$ 13,585
EW Scripps Co. Class A	9,597	83,974
Fluent, Inc. (a)	7,613	13,551
Gannett Co., Inc. (b)	18,414	25,411
Gray Television, Inc. (a)	13,600	189,720
Hemisphere Media Group, Inc. (a)	2,700	26,541
iHeartMedia, Inc. Class A (a)	9,100	75,985
John Wiley & Sons, Inc. Class A	6,550	255,450
Liberty Broadband Corp. Class A (a)	3,390	414,224
Liberty Broadband Corp. Class C (a)	14,551	1,803,742
Liberty Latin America, Ltd. Class A (a)	7,288	70,839
Liberty Media Corp.-Liberty SiriusXM Class A (a)	11,204	386,762
Liberty Media Corp.-Liberty SiriusXM Class C (a)	23,852	821,701
Loral Space & Communications, Inc.	2,000	39,040
Meredith Corp. (b)	6,801	98,955
MSG Networks, Inc. Class A (a) (b)	6,822	67,879
National CineMedia, Inc.	9,700	28,809
New York Times Co. Class A (b)	22,469	944,372
Nexstar Media Group, Inc. Class A	5,961	498,876
Progenic Pharmaceuticals, Inc.	13,803	6,864
Saga Communications, Inc. Class A	644	16,486
Scholastic Corp.	4,695	140,568
Sinclair Broadcast Group, Inc. Class A (b)	7,862	145,133
Sirius XM Holdings, Inc.	162,328	952,865
TechTarget, Inc. (a)	3,700	111,111
TEGNA, Inc.	29,283	326,213
WideOpenWest, Inc. (a)	3,800	20,026
Tribune Publishing Co.	2,700	26,973
		10,428,157
METALS & MINING — 0.9%
Alcoa Corp. (a)	24,821	278,988
Allegheny Technologies, Inc. (a) (b)	16,337	166,474
Arconic Corp. (a)	12,800	178,304
Caledonia Mining Corp. PLC	1,700	29,444
Carpenter Technology Corp.	6,055	147,015
Century Aluminum Co. (a)	7,800	55,614
Cleveland-Cliffs, Inc.	52,302	288,707
Coeur Mining, Inc. (a)	38,200	194,056
Commercial Metals Co.	15,847	323,279
Compass Minerals International, Inc.	4,414	215,182
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	2,200	—
Gold Resource Corp.	9,500	39,045
Haynes International, Inc.	2,000	46,720
Hecla Mining Co.	79,337	259,432
Kaiser Aluminum Corp.	2,041	150,258
Materion Corp.	2,555	157,107
Novagold Resources, Inc. (a)	31,500	289,170
Olympic Steel, Inc.	1,400	16,450
Reliance Steel & Aluminum Co.	8,748	830,448
Royal Gold, Inc.	9,086	1,129,572

See accompanying notes to financial statements.
142

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Ryerson Holding Corp. (a)	2,500	$ 14,075
Schnitzer Steel Industries, Inc. Class A	4,172	73,594
Southern Copper Corp.	11,169	444,191
Steel Dynamics, Inc.	27,806	725,459
SunCoke Energy, Inc.	11,100	32,856
TimkenSteel Corp. (a)	6,314	24,561
United States Steel Corp. (b)	33,299	240,419
Warrior Met Coal, Inc.	8,200	126,198
Worthington Industries, Inc.	5,600	208,880
		6,685,498
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.9%
AGNC Investment Corp. REIT	78,279	1,009,799
Annaly Capital Management, Inc. REIT	197,943	1,298,506
Anworth Mortgage Asset Corp. REIT (b)	15,300	26,010
Apollo Commercial Real Estate Finance, Inc. REIT	23,540	230,927
Arbor Realty Trust, Inc. REIT	15,700	145,068
Ares Commercial Real Estate Corp. REIT	4,900	44,688
Arlington Asset Investment Corp. Class A REIT	5,700	16,929
ARMOUR Residential REIT, Inc.	9,400	88,266
Blackstone Mortgage Trust, Inc. Class A REIT (b)	18,566	447,255
Broadmark Realty Capital, Inc. REIT	19,600	185,612
Capstead Mortgage Corp. REIT	16,411	90,096
Cherry Hill Mortgage Investment Corp. REIT	2,545	22,956
Chimera Investment Corp. REIT	25,245	242,605
Colony Credit Real Estate, Inc. REIT	12,800	89,856
Dynex Capital, Inc. REIT (b)	3,500	50,050
Ellington Financial, Inc. REIT (b)	6,300	74,214
Ellington Residential Mortgage REIT	1,400	14,420
Granite Point Mortgage Trust, Inc. REIT (b)	8,434	60,556
Great Ajax Corp. REIT (b)	2,786	25,631
Invesco Mortgage Capital, Inc. REIT (b)	28,980	108,385
KKR Real Estate Finance Trust, Inc. REIT (b)	4,000	66,320
Ladder Capital Corp. REIT	17,427	141,159
MFA Financial, Inc. REIT	57,536	143,265
New Residential Investment Corp. REIT	56,000	416,080
New York Mortgage Trust, Inc. REIT	60,100	156,861
Orchid Island Capital, Inc. REIT (b)	10,100	47,571
PennyMac Mortgage Investment Trust REIT	15,041	263,669
Ready Capital Corp. REIT	5,969	51,871
Redwood Trust, Inc. REIT	17,800	124,600
TPG RE Finance Trust, Inc. REIT	7,752	66,667
Two Harbors Investment Corp. REIT (b)	35,357	178,199
Security Description	Shares	Value
Western Asset Mortgage Capital Corp. REIT (b)	8,128	$ 22,271
Starwood Property Trust, Inc. REIT	37,248	557,230
		6,507,592
MULTI-UTILITIES — 0.3%
Avista Corp.	9,000	327,510
Black Hills Corp.	8,505	481,893
MDU Resources Group, Inc.	27,237	604,117
NorthWestern Corp.	6,755	368,283
Unitil Corp.	2,338	104,789
		1,886,592
MULTILINE RETAIL — 0.2%
Big Lots, Inc.	5,120	215,040
Dillard's, Inc. Class A (b)	1,605	41,393
Macy's, Inc. (b)	41,300	284,144
Nordstrom, Inc. (b)	14,400	223,056
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	7,295	712,357
		1,475,990
OIL, GAS & CONSUMABLE FUELS — 1.3%
Adams Resources & Energy, Inc.	300	8,031
Antero Midstream Corp. (b)	39,100	199,410
Antero Resources Corp. (a)	36,874	93,660
Arch Resources, Inc.	2,394	68,014
Ardmore Shipping Corp.	5,200	22,568
Berry Corp.	9,800	47,334
Bonanza Creek Energy, Inc. (a)	3,000	44,460
Brigham Minerals, Inc. Class A	5,000	61,750
California Resources Corp. (a) (b)	7,647	9,329
Cheniere Energy, Inc. (a)	32,047	1,548,511
Cimarex Energy Co.	13,500	371,115
Clean Energy Fuels Corp. (a)	20,900	46,398
CNX Resources Corp. (a)	28,200	243,930
Comstock Resources, Inc. (a)	2,700	11,826
CONSOL Energy, Inc. (a)	4,025	20,407
Contango Oil & Gas Co. (a)	13,600	31,144
Continental Resources, Inc. (b)	11,447	200,666
CVR Energy, Inc.	4,700	94,517
Delek US Holdings, Inc.	9,508	165,534
DHT Holdings, Inc.	17,566	90,114
Diamond Shipping, Inc. (a) (b)	4,196	33,526
Dorian LPG, Ltd. (a)	4,258	32,957
Earthstone Energy, Inc. Class A (a) (b)	2,785	7,909
Energy Fuels, Inc. (a) (b)	15,201	22,954
EQT Corp.	34,400	409,360
Equitrans Midstream Corp. (b)	55,340	459,875
Evolution Petroleum Corp.	4,229	11,841
Falcon Minerals Corp. (b)	6,000	19,200
Frontline, Ltd.	17,900	124,942
Golar LNG, Ltd.	15,098	109,310
Goodrich Petroleum Corp. (a) (b)	1,402	10,094
Green Plains, Inc. (a)	5,438	55,549
Gulfport Energy Corp. (a) (b)	25,000	27,250

See accompanying notes to financial statements.
143

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
International Seaways, Inc.	3,997	$ 65,311
Kosmos Energy, Ltd.	57,800	95,948
Magnolia Oil & Gas Corp. Class A (a)	16,100	97,566
Matador Resources Co. (a)	17,600	149,600
Montage Resources Corp. (a)	3,350	13,233
Murphy Oil Corp. (b)	19,300	266,340
NACCO Industries, Inc. Class A	586	13,654
NextDecade Corp. (a) (b)	2,007	4,335
Nordic American Tankers, Ltd.	22,140	89,888
Overseas Shipholding Group, Inc. Class A (a)	10,041	18,676
Ovintiv, Inc.	34,900	333,295
Par Pacific Holdings, Inc. (a)	5,589	50,245
Parsley Energy, Inc. Class A	40,804	435,787
PBF Energy, Inc. Class A	14,652	150,036
PDC Energy, Inc. (a)	15,200	189,088
Peabody Energy Corp.	10,003	28,809
Penn Virginia Corp. (a)	2,119	20,194
PrimeEnergy Resources Corp. (a)	73	5,190
Range Resources Corp.	33,400	188,042
Renewable Energy Group, Inc. (a)	5,925	146,822
REX American Resources Corp. (a)	904	62,710
Scorpio Tankers, Inc.	7,499	96,062
SFL Corp., Ltd.	13,600	126,344
SM Energy Co.	17,956	67,335
Southwestern Energy Co. (a) (b)	70,100	179,456
Talos Energy, Inc. (a)	1,700	15,640
Targa Resources Corp.	31,453	631,262
Tellurian, Inc. (a) (b)	14,727	16,936
Uranium Energy Corp. (a) (b)	28,200	24,751
W&T Offshore, Inc. (a) (b)	14,700	33,516
Whiting Petroleum Corp. (a)	14,100	15,933
World Fuel Services Corp.	9,549	245,982
WPX Energy, Inc. (a)	54,032	344,724
		8,926,195
PAPER & FOREST PRODUCTS — 0.2%
Boise Cascade Co.	5,100	191,811
Clearwater Paper Corp. (a)	2,607	94,191
Domtar Corp.	8,313	175,487
Louisiana-Pacific Corp.	15,102	387,366
Neenah, Inc.	2,680	132,553
P.H. Glatfelter Co.	6,900	110,745
Schweitzer-Mauduit International, Inc.	4,900	163,709
Verso Corp. Class A	5,529	66,127
		1,321,989
PERSONAL PRODUCTS — 0.3%
BellRing Brands, Inc. Class A (a)	6,400	127,616
Edgewell Personal Care Co. (a)	7,079	220,582
elf Beauty, Inc. (a)	4,200	80,094
Herbalife Nutrition, Ltd. (a)	13,876	624,142
Inter Parfums, Inc.	2,800	134,820
Lifevantage Corp. (a)	2,200	29,744
Medifast, Inc. (b)	1,474	204,547
Security Description	Shares	Value
Nature's Sunshine Products, Inc. (a)	1,300	$ 11,713
Nu Skin Enterprises, Inc. Class A	6,858	262,181
Revlon, Inc. Class A (a) (b)	1,100	10,890
USANA Health Sciences, Inc. (a)	1,744	128,062
Veru, Inc. (a)	7,500	25,050
		1,859,441
PHARMACEUTICALS — 1.6%
AcelRx Pharmaceuticals, Inc. (a) (b)	12,200	14,762
Aerie Pharmaceuticals, Inc. (a)	5,600	82,656
Agile Therapeutics, Inc. (a)	10,300	28,634
AMAG Pharmaceuticals, Inc. (a) (b)	5,299	40,537
Amneal Pharmaceuticals, Inc. (a) (b)	15,090	71,828
Amphastar Pharmaceuticals, Inc. (a)	5,700	128,022
ANI Pharmaceuticals, Inc. (a)	1,433	46,343
Aquestive Therapeutics, Inc. (a)	3,000	14,580
Arvinas Holding Co. LLC (a) (b)	3,400	114,036
Avenue Therapeutics, Inc. (a)	1,000	10,770
Axsome Therapeutics, Inc. (a) (b)	3,700	304,436
Aytu BioScience, Inc. (a)	3,500	4,970
BioDelivery Sciences International, Inc. (a)	13,100	57,116
Cara Therapeutics, Inc. (a) (b)	6,300	107,730
Cassava Sciences, Inc.	3,500	10,780
Catalent, Inc. (a)	21,299	1,561,217
Cerecor, Inc. (a)	3,300	8,580
Chiasma, Inc. (a) (b)	5,300	28,514
Collegium Pharmaceutical, Inc. (a) (b)	5,167	90,422
Corcept Therapeutics, Inc. (a) (b)	14,600	245,572
CorMedix, Inc. (a) (b)	4,000	25,200
Cymabay Therapeutics, Inc. (a)	10,730	37,448
Durect Corp. (a)	30,100	69,832
Elanco Animal Health, Inc. (a)	55,200	1,184,040
Eloxx Pharmaceuticals, Inc. (a) (b)	3,939	11,935
Endo International PLC (a)	34,400	117,992
Eton Pharmaceuticals, Inc. (a)	2,200	11,990
Evofem Biosciences, Inc. (a)	4,546	12,865
Evolus, Inc. (a) (b)	2,900	15,370
Fulcrum Therapeutics, Inc. (a) (b)	2,020	36,946
Harrow Health, Inc. (a)	3,400	17,714
Horizon Therapeutics PLC (a)	25,424	1,413,066
IMARA, Inc. (a)	800	22,104
Innoviva, Inc. (a)	9,653	134,949
Intersect ENT, Inc. (a)	4,830	65,398
Intra-Cellular Therapies, Inc. (a)	8,455	217,040
Jazz Pharmaceuticals PLC (a)	7,418	818,502
Kala Pharmaceuticals, Inc. (a) (b)	6,000	63,060
Kaleido Biosciences, Inc. (a)	2,000	14,860
Lannett Co., Inc. (a) (b)	5,097	37,004
Liquidia Technologies, Inc. (a) (b)	2,100	17,682
Lyra Therapeutics, Inc. (a)	600	6,804
Mallinckrodt PLC (a) (b)	13,127	35,180
Marinus Pharmaceuticals, Inc. (a)	13,090	33,249
Menlo Therapeutics, Inc. (a) (b)	7,393	12,790
MyoKardia, Inc. (a)	6,800	657,016
Nektar Therapeutics (a) (b)	23,600	546,576

See accompanying notes to financial statements.
144

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
NGM Biopharmaceuticals, Inc. (a) (b)	3,525	$ 69,584
Ocular Therapeutix, Inc. (a) (b)	6,600	54,978
Odonate Therapeutics, Inc. (a)	1,500	63,510
Omeros Corp. (a) (b)	8,562	126,033
Optinose, Inc. (a) (b)	4,200	31,248
Osmotica Pharmaceuticals PLC (a)	1,300	8,749
Pacira BioSciences, Inc. (a)	5,437	285,279
Paratek Pharmaceuticals, Inc. (a)	5,500	28,710
Phathom Pharmaceuticals, Inc. (a)	1,700	55,947
Phibro Animal Health Corp. Class A	3,300	86,691
Prestige Consumer Healthcare, Inc. (a) (b)	6,616	248,497
Provention Bio, Inc. (a)	6,400	90,304
Reata Pharmaceuticals, Inc. Class A (a)	3,236	504,881
Recro Pharma, Inc. (a)	3,100	14,105
Relmada Therapeutics, Inc. (a)	2,100	93,975
Revance Therapeutics, Inc. (a)	8,274	202,051
Satsuma Pharmaceuticals, Inc. (a)	800	23,008
scPharmaceuticals, Inc. (a)	800	5,888
SIGA Technologies, Inc. (a) (b)	8,600	50,826
Strongbridge Biopharma PLC (a)	6,500	24,570
Supernus Pharmaceuticals, Inc. (a)	6,200	147,250
TherapeuticsMD, Inc. (a) (b)	34,800	43,500
Theravance Biopharma, Inc. (a) (b)	7,004	147,014
Tricida, Inc. (a) (b)	3,470	95,356
Verrica Pharmaceuticals, Inc. (a) (b)	2,000	22,020
WaVe Life Sciences, Ltd. (a) (b)	3,610	37,580
Xeris Pharmaceuticals, Inc. (a) (b)	5,500	14,630
Zogenix, Inc. (a)	8,469	228,748
		11,413,049
PROFESSIONAL SERVICES — 1.6%
Acacia Research Corp. (a)	7,700	31,493
Akerna Corp. (a)	1,400	12,320
ASGN, Inc. (a)	6,886	459,158
Barrett Business Services, Inc.	1,139	60,515
BG Staffing, Inc.	1,552	17,569
CBIZ, Inc. (a)	6,500	155,805
CoreLogic, Inc.	10,900	732,698
CoStar Group, Inc. (a)	5,323	3,782,896
CRA International, Inc.	1,245	49,178
Exponent, Inc.	6,950	562,464
Forrester Research, Inc. (a)	1,700	54,468
Franklin Covey Co. (a)	1,583	33,876
FTI Consulting, Inc. (a)	4,934	565,190
GP Strategies Corp. (a)	2,000	17,160
Heidrick & Struggles International, Inc.	3,000	64,860
Huron Consulting Group, Inc. (a)	3,570	157,973
ICF International, Inc.	2,347	152,156
Insperity, Inc.	4,810	311,351
Kelly Services, Inc. Class A	5,295	83,740
Kforce, Inc.	3,200	93,600
Korn Ferry	8,355	256,749
ManpowerGroup, Inc.	7,853	539,894
Security Description	Shares	Value
Mastech Digital, Inc. (a)	600	$ 15,558
Mistras Group, Inc. (a)	2,858	11,289
Red Violet, Inc. (a)	1,000	17,640
Resources Connection, Inc.	4,800	57,456
TransUnion	26,354	2,293,852
TriNet Group, Inc. (a)	5,500	335,170
TrueBlue, Inc. (a)	6,200	94,674
Upwork, Inc. (a)	14,100	203,604
Willdan Group, Inc. (a)	1,571	39,291
		11,263,647
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Altisource Portfolio Solutions SA (a)	800	11,792
American Realty Investors, Inc. (a)	300	2,697
CTO Realty Growth, Inc.	765	30,218
Cushman & Wakefield PLC (a) (b)	16,800	209,328
eXp World Holdings, Inc. (a)	3,200	54,560
Forestar Group, Inc. (a)	2,606	39,298
FRP Holdings, Inc. (a)	1,089	44,192
Griffin Industrial Realty, Inc.	153	8,288
Howard Hughes Corp. (a)	5,174	268,789
Jones Lang LaSalle, Inc.	7,040	728,358
Kennedy-Wilson Holdings, Inc.	16,042	244,159
Marcus & Millichap, Inc. (a)	3,646	105,224
Maui Land & Pineapple Co., Inc. (a)	1,036	11,500
Newmark Group, Inc. Class A	22,961	111,590
Rafael Holdings, Inc. Class B (a)	1,702	24,458
RE/MAX Holdings, Inc. Class A	2,900	91,147
Realogy Holdings Corp. (b)	18,161	134,573
Redfin Corp. (a) (b)	13,000	544,830
RMR Group, Inc. Class A	2,407	70,934
St. Joe Co. (a) (b)	5,300	102,926
Stratus Properties, Inc. (a)	900	17,829
Tejon Ranch Co. (a)	3,300	47,520
Transcontinental Realty Investors, Inc. (a)	207	6,214
		2,910,424
ROAD & RAIL — 1.5%
AMERCO	1,193	360,513
ArcBest Corp.	4,082	108,214
Avis Budget Group, Inc. (a)	8,002	183,166
Covenant Transportation Group, Inc. Class A (a)	1,945	28,066
Daseke, Inc. (a) (b)	7,164	28,155
Heartland Express, Inc.	7,340	152,819
Hertz Global Holdings, Inc. (a) (b)	16,400	23,124
Knight-Swift Transportation Holdings, Inc. (b)	17,171	716,202
Landstar System, Inc.	5,212	585,360
Lyft, Inc. Class A (a) (b)	32,900	1,086,029
Marten Transport, Ltd.	6,304	158,609
PAM Transportation Services, Inc. (a)	298	9,163
Ryder System, Inc.	6,939	260,282
Saia, Inc. (a)	3,490	388,018

See accompanying notes to financial statements.
145

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Schneider National, Inc. Class B	8,875	$ 218,946
Uber Technologies, Inc. (a)	190,416	5,918,129
Universal Logistics Holdings, Inc.	1,329	23,098
US Xpress Enterprises, Inc. Class A (a) (b)	3,398	20,388
Werner Enterprises, Inc.	8,100	352,593
		10,620,874
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Energy Industries, Inc. (a)	5,054	342,611
Alpha & Omega Semiconductor, Ltd. (a)	3,187	34,675
Ambarella, Inc. (a)	4,280	196,024
Amkor Technology, Inc. (a)	15,752	193,907
Atomera, Inc. (a)	2,200	19,800
Axcelis Technologies, Inc. (a)	3,985	110,982
AXT, Inc. (a)	6,253	29,764
Brooks Automation, Inc.	9,800	433,552
Cabot Microelectronics Corp.	3,886	542,252
CEVA, Inc. (a)	3,448	129,024
Cirrus Logic, Inc. (a)	7,940	490,533
Cohu, Inc.	6,391	110,820
Cree, Inc. (a)	14,915	882,819
CyberOptics Corp. (a)	1,100	35,431
Diodes, Inc. (a)	5,592	283,514
DSP Group, Inc. (a)	3,496	55,516
Enphase Energy, Inc. (a)	14,500	689,765
Entegris, Inc.	18,498	1,092,307
First Solar, Inc. (a) (b)	11,351	561,875
FormFactor, Inc. (a)	10,065	295,206
GSI Technology, Inc. (a)	2,400	17,232
Ichor Holdings, Ltd. (a)	3,599	95,661
Impinj, Inc. (a) (b)	2,700	74,169
Inphi Corp. (a)	6,549	769,508
Lattice Semiconductor Corp. (a)	18,180	516,130
MACOM Technology Solutions Holdings, Inc. (a) (b)	6,152	211,321
Marvell Technology Group, Ltd.	91,742	3,216,475
MaxLinear, Inc. (a)	8,600	184,556
MKS Instruments, Inc.	7,503	849,640
Monolithic Power Systems, Inc.	6,070	1,438,590
NeoPhotonics Corp. (a)	6,200	55,056
NVE Corp.	786	48,598
ON Semiconductor Corp. (a)	56,001	1,109,940
Onto Innovation, Inc. (a)	7,224	245,905
PDF Solutions, Inc. (a)	4,529	88,587
Photronics, Inc. (a)	10,100	112,413
Pixelworks, Inc. (a)	5,800	18,734
Power Integrations, Inc.	3,976	469,685
Rambus, Inc. (a)	17,200	261,440
Semtech Corp. (a)	8,658	452,121
Silicon Laboratories, Inc. (a)	5,850	586,580
SiTime Corp. (a)	800	37,928
SMART Global Holdings, Inc. (a)	2,190	59,524
SolarEdge Technologies, Inc. (a)	6,700	929,826
SunPower Corp. (a) (b)	11,755	90,043
Security Description	Shares	Value
Synaptics, Inc. (a)	5,138	$ 308,897
Teradyne, Inc.	22,923	1,937,223
Ultra Clean Holdings, Inc. (a)	6,280	142,116
Universal Display Corp.	5,917	885,302
Veeco Instruments, Inc. (a)	7,608	102,632
		21,846,209
SOFTWARE — 11.7%
2U, Inc. (a) (b)	9,005	341,830
8x8, Inc. (a) (b)	13,200	211,200
A10 Networks, Inc. (a)	7,800	53,118
ACI Worldwide, Inc. (a)	15,366	414,728
Agilysys, Inc. (a)	3,257	58,431
Alarm.com Holdings, Inc. (a)	6,100	395,341
Altair Engineering, Inc. Class A (a) (b)	6,400	254,400
Alteryx, Inc. Class A (a) (b)	7,275	1,195,137
American Software, Inc. Class A	4,700	74,072
Anaplan, Inc. (a)	17,924	812,136
Appfolio, Inc. Class A (a)	2,161	351,616
Appian Corp. (a)	5,000	256,250
Aspen Technology, Inc. (a)	9,302	963,780
Asure Software, Inc. (a)	2,000	12,860
Atlassian Corp. PLC Class A (a)	17,385	3,133,994
Avalara, Inc. (a)	10,615	1,412,750
Avaya Holdings Corp. (a)	14,100	174,276
Benefitfocus, Inc. (a) (b)	4,641	49,937
Bill.Com Holdings, Inc. (a)	2,369	213,708
Blackbaud, Inc.	6,633	378,612
Blackline, Inc. (a) (b)	6,800	563,788
Bottomline Technologies DE, Inc. (a)	5,700	289,389
Box, Inc. Class A (a)	19,765	410,321
CDK Global, Inc.	16,673	690,596
Cerence, Inc. (a) (b)	5,620	229,521
Ceridian HCM Holding, Inc. (a)	14,648	1,161,147
ChannelAdvisor Corp. (a)	4,200	66,528
Cloudera, Inc. (a) (b)	27,421	348,795
Cloudflare, Inc. Class A (a)	14,800	532,060
CommVault Systems, Inc. (a)	6,342	245,435
Cornerstone OnDemand, Inc. (a)	8,075	311,372
Coupa Software, Inc. (a) (b)	9,230	2,557,079
Crowdstrike Holdings, Inc. Class A (a)	16,000	1,604,640
Datadog, Inc. Class A (a)	21,100	1,834,645
Digimarc Corp. (a) (b)	1,840	29,422
Digital Turbine, Inc. (a)	12,500	157,125
DocuSign, Inc. (a)	24,600	4,236,366
Domo, Inc. Class B (a)	2,900	93,293
Dropbox, Inc. Class A (a)	33,624	731,994
Dynatrace, Inc. (a)	20,900	848,540
Ebix, Inc. (b)	3,698	82,687
eGain Corp. (a)	3,194	35,485
Elastic NV (a) (b)	7,500	691,575
Envestnet, Inc. (a)	7,199	529,414
Everbridge, Inc. (a) (b)	4,708	651,399
Fair Isaac Corp. (a)	3,905	1,632,446
FireEye, Inc. (a)	29,447	358,517

See accompanying notes to financial statements.
146

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Five9, Inc. (a)	8,508	$ 941,580
ForeScout Technologies, Inc. (a) (b)	6,900	146,280
GlobalSCAPE, Inc.	2,200	21,450
Globant SA (a)	5,000	749,250
GTY Technology Holdings, Inc. (a) (b)	6,200	25,823
Guidewire Software, Inc. (a)	11,437	1,267,791
HubSpot, Inc. (a) (b)	5,746	1,289,115
Intelligent Systems Corp. (a) (b)	1,083	36,909
J2 Global, Inc. (a) (b)	6,202	392,028
LivePerson, Inc. (a) (b)	8,100	335,583
LogMeIn, Inc.	6,583	558,041
Majesco (a)	1,200	9,432
Manhattan Associates, Inc. (a)	8,683	817,939
Medallia, Inc. (a) (b)	10,920	275,621
MicroStrategy, Inc. Class A (a)	1,203	142,303
Mimecast, Ltd. (a)	7,500	312,450
Mitek Systems, Inc. (a)	6,361	61,129
MobileIron, Inc. (a)	15,504	76,435
Model N, Inc. (a)	5,300	184,228
New Relic, Inc. (a)	6,831	470,656
Nuance Communications, Inc. (a)	38,746	980,468
Nutanix, Inc. Class A (a) (b)	24,300	576,032
OneSpan, Inc. (a)	5,200	145,236
Pagerduty, Inc. (a) (b)	9,098	260,385
Palo Alto Networks, Inc. (a)	13,640	3,132,699
Park City Group, Inc. (a)	1,900	8,037
Paylocity Holding Corp. (a)	4,698	685,391
Pegasystems, Inc.	5,415	547,836
Ping Identity Holding Corp. (a) (b)	2,200	70,598
Pluralsight, Inc. Class A (a)	14,400	259,920
Progress Software Corp.	6,800	263,500
Proofpoint, Inc. (a)	7,769	863,291
PROS Holdings, Inc. (a)	5,400	239,922
PTC, Inc. (a)	14,366	1,117,531
Q2 Holdings, Inc. (a) (b)	6,755	579,511
QAD, Inc. Class A	2,000	82,560
Qualys, Inc. (a)	4,573	475,683
Rapid7, Inc. (a)	6,725	343,110
RealPage, Inc. (a)	12,076	785,061
Rimini Street, Inc. (a)	3,200	16,480
RingCentral, Inc. Class A (a)	10,586	3,017,116
Rosetta Stone, Inc. (a)	3,300	55,638
SailPoint Technologies Holding, Inc. (a)	11,700	309,699
Sapiens International Corp. NV	3,900	109,122
Seachange International, Inc. (a)	4,600	6,946
SecureWorks Corp. Class A (a) (b)	1,295	14,802
ShotSpotter, Inc. (a) (b)	1,300	32,760
Slack Technologies, Inc. Class A (a)	52,000	1,616,680
Smartsheet, Inc. Class A (a)	15,180	772,966
Smith Micro Software, Inc. (a)	5,100	22,746
SolarWinds Corp. (a) (b)	7,600	134,292
Splunk, Inc. (a)	22,131	4,397,430
Sprout Social, Inc. Class A (a)	1,500	40,500
SPS Commerce, Inc. (a)	4,652	349,458
Security Description	Shares	Value
SS&C Technologies Holdings, Inc.	31,108	$ 1,756,980
SVMK, Inc. (a)	16,000	376,640
Synchronoss Technologies, Inc. (a)	6,000	21,180
Telenav, Inc. (a)	5,252	28,833
Tenable Holdings, Inc. (a)	8,000	238,480
Teradata Corp. (a)	14,667	305,074
Trade Desk, Inc. Class A (a) (b)	5,665	2,302,823
Upland Software, Inc. (a)	3,500	121,660
Varonis Systems, Inc. (a)	4,125	364,980
Verint Systems, Inc. (a)	8,629	389,858
VirnetX Holding Corp. (b)	9,800	63,700
VMware, Inc. Class A (a) (b)	10,980	1,700,363
Workday, Inc. Class A (a)	23,910	4,479,778
Workiva, Inc. (a)	5,100	272,799
Xperi Holding Corp.	13,936	205,695
Yext, Inc. (a) (b)	13,200	219,252
Zendesk, Inc. (a)	15,587	1,379,917
Zix Corp. (a)	8,487	58,560
Zoom Video Communications, Inc. Class A (a)	23,300	5,907,482
Zscaler, Inc. (a)	9,651	1,056,785
Zuora, Inc. Class A (a)	14,200	181,050
		83,541,093
SPECIALTY RETAIL — 1.7%
Aaron's, Inc.	9,097	413,004
Abercrombie & Fitch Co. Class A	9,996	106,357
American Eagle Outfitters, Inc. (b)	22,966	250,329
America's Car-Mart, Inc. (a)	989	86,903
Asbury Automotive Group, Inc. (a)	2,922	225,958
At Home Group, Inc. (a)	7,500	48,675
AutoNation, Inc. (a)	7,869	295,717
Bed Bath & Beyond, Inc.	19,258	204,135
Boot Barn Holdings, Inc. (a) (b)	4,300	92,708
Buckle, Inc. (b)	4,587	71,924
Burlington Stores, Inc. (a)	9,014	1,775,127
Caleres, Inc.	6,190	51,625
Camping World Holdings, Inc. Class A (b)	5,300	143,948
Carvana Co. (a) (b)	7,504	901,981
Cato Corp. Class A	3,500	28,630
Chico's FAS, Inc.	18,253	25,189
Children's Place, Inc. (b)	2,342	87,638
Citi Trends, Inc.	1,700	34,374
Conn's, Inc. (a)	2,822	28,474
Container Store Group, Inc. (a)	2,873	9,309
Designer Brands, Inc. Class A (b)	10,900	73,793
Dick's Sporting Goods, Inc. (b)	8,244	340,147
Envela Corp. (a)	1,200	7,320
Express, Inc. (a) (b)	9,949	15,321
Five Below, Inc. (a)	7,526	804,605
Floor & Decor Holdings, Inc. Class A (a)	11,100	639,915
Foot Locker, Inc.	14,000	408,240
GameStop Corp. Class A (a) (b)	10,265	44,550
Genesco, Inc. (a)	2,205	47,760
Group 1 Automotive, Inc.	2,203	145,332

See accompanying notes to financial statements.
147

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
GrowGeneration Corp. (a)	4,400	$ 30,096
Guess?, Inc.	7,400	71,558
Haverty Furniture Cos., Inc.	2,555	40,880
Hibbett Sports, Inc. (a) (b)	2,734	57,250
Hudson, Ltd. Class A (a)	6,200	30,194
Lithia Motors, Inc. Class A	3,021	457,168
Lumber Liquidators Holdings, Inc. (a)	4,459	61,802
MarineMax, Inc. (a)	3,176	71,111
Michaels Cos., Inc. (a) (b)	12,385	87,562
Monro, Inc.	4,298	236,132
Murphy USA, Inc. (a)	3,710	417,709
National Vision Holdings, Inc. (a)	10,705	326,717
Office Depot, Inc.	79,398	186,585
OneWater Marine, Inc. Class A (a)	700	16,996
Penske Automotive Group, Inc. (b)	4,877	188,789
Rent-A-Center, Inc.	7,400	205,868
RH (a) (b)	2,238	557,038
Sally Beauty Holdings, Inc. (a) (b)	17,107	214,351
Shoe Carnival, Inc.	1,400	40,978
Signet Jewelers, Ltd. (b)	8,200	84,214
Sleep Number Corp. (a)	4,076	169,725
Sonic Automotive, Inc. Class A	3,895	124,289
Sportsman's Warehouse Holdings, Inc. (a)	6,770	96,473
Tilly's, Inc. Class A	3,437	19,488
Urban Outfitters, Inc. (a)	11,014	167,633
Williams-Sonoma, Inc.	10,548	865,041
Winmark Corp.	388	66,441
Zumiez, Inc. (a)	3,200	87,616
		12,388,692
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	18,300	127,917
Avid Technology, Inc. (a)	4,397	31,966
Dell Technologies, Inc. Class C (a)	21,147	1,161,816
Diebold Nixdorf, Inc. (a) (b)	10,636	64,454
Eastman Kodak Co. (a)	2,300	5,129
Immersion Corp. (a)	2,735	17,039
Intevac, Inc. (a)	3,500	19,110
NCR Corp. (a) (b)	16,967	293,869
Pure Storage, Inc. Class A (a)	33,000	571,890
Quantum Corp. (a)	4,400	16,984
Super Micro Computer, Inc. (a)	6,800	193,052
		2,503,226
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Capri Holdings, Ltd. (a)	19,000	296,970
Carter's, Inc.	5,860	472,902
Columbia Sportswear Co. (b)	3,820	307,816
Crocs, Inc. (a)	8,900	327,698
Deckers Outdoor Corp. (a)	3,826	751,388
Fossil Group, Inc. (a) (b)	7,300	33,945
G-III Apparel Group, Ltd. (a)	6,981	92,777
Kontoor Brands, Inc. (a) (b)	7,600	135,356
Security Description	Shares	Value
Lakeland Industries, Inc. (a)	1,200	$ 26,916
Lululemon Athletica, Inc. (a)	15,887	4,956,903
Movado Group, Inc.	2,461	26,677
Oxford Industries, Inc.	2,530	111,345
Rocky Brands, Inc.	1,105	22,719
Skechers U.S.A., Inc. Class A (a)	18,247	572,591
Steven Madden, Ltd.	10,913	269,442
Superior Group of Cos., Inc.	1,700	22,780
Unifi, Inc. (a)	2,210	28,465
Vera Bradley, Inc. (a)	3,100	13,764
Wolverine World Wide, Inc.	10,480	249,529
		8,719,983
THRIFTS & MORTGAGE FINANCE — 0.8%
Axos Financial, Inc. (a)	7,400	163,392
Bogota Financial Corp. (a)	900	7,866
Bridgewater Bancshares, Inc. (a)	3,450	35,363
Capitol Federal Financial, Inc.	17,200	189,372
Columbia Financial, Inc. (a)	7,500	104,663
ESSA Bancorp, Inc.	1,400	19,488
Essent Group, Ltd.	14,708	533,459
Federal Agricultural Mortgage Corp. Class C	1,432	91,662
Flagstar Bancorp, Inc.	5,500	161,865
FS Bancorp, Inc.	635	24,492
Greene County Bancorp, Inc.	600	13,380
Hingham Institution for Savings	215	36,073
Home Bancorp, Inc.	1,200	32,100
HomeStreet, Inc.	3,474	85,495
Kearny Financial Corp.	12,358	101,088
Luther Burbank Corp.	3,100	31,000
Merchants Bancorp	1,300	24,037
Meridian Bancorp, Inc.	7,630	88,508
Meta Financial Group, Inc.	5,443	98,899
MGIC Investment Corp.	45,462	372,334
MMA Capital Holdings, Inc. (a)	800	18,496
Mr Cooper Group, Inc. (a)	12,194	151,693
New York Community Bancorp, Inc.	61,523	627,535
NMI Holdings, Inc. Class A (a)	10,500	168,840
Northfield Bancorp, Inc.	6,880	79,258
Northwest Bancshares, Inc.	18,346	187,588
OceanFirst Financial Corp.	8,707	153,504
Oconee Federal Financial Corp.	200	5,154
OP Bancorp	2,000	13,800
PCSB Financial Corp.	2,396	30,381
PennyMac Financial Services, Inc.	6,097	254,794
Pioneer Bancorp, Inc. (a)	1,700	15,555
Ponce de Leon Federal Bank (a)	1,400	14,252
Premier Financial Corp.	5,897	104,200
Provident Bancorp, Inc.	1,414	11,114
Provident Financial Holdings, Inc.	900	12,069
Provident Financial Services, Inc.	9,700	140,165
Prudential Bancorp, Inc.	1,400	16,856
Radian Group, Inc.	25,654	397,894
Riverview Bancorp, Inc.	3,300	18,645
Security National Financial Corp. Class A (a)	1,400	9,443

See accompanying notes to financial statements.
148

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Southern Missouri Bancorp, Inc.	1,200	$ 29,160
Standard AVB Financial Corp.	600	13,920
Sterling Bancorp, Inc.	2,300	8,234
Territorial Bancorp, Inc.	1,255	29,856
TFS Financial Corp.	7,829	112,033
Timberland Bancorp, Inc.	1,200	21,852
TrustCo Bank Corp. NY	15,099	95,577
Walker & Dunlop, Inc.	3,640	184,948
Washington Federal, Inc.	10,017	268,856
Waterstone Financial, Inc.	3,700	54,871
Western New England Bancorp, Inc.	3,700	21,423
WSFS Financial Corp.	7,663	219,928
		5,706,430
TOBACCO — 0.0% (e)
Turning Point Brands, Inc.	1,300	32,383
Universal Corp.	3,041	129,273
Vector Group, Ltd.	17,796	179,028
		340,684
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	14,456	423,416
Alta Equipment Group, Inc. (a)	2,600	20,202
Applied Industrial Technologies, Inc.	5,115	319,125
Beacon Roofing Supply, Inc. (a)	8,349	220,163
BMC Stock Holdings, Inc. (a)	10,225	257,057
CAI International, Inc. (a)	2,603	43,366
DXP Enterprises, Inc. (a)	2,600	51,766
EVI Industries, Inc. (a) (b)	720	15,631
Foundation Building Materials, Inc. (a)	3,200	49,952
GATX Corp.	4,631	282,398
General Finance Corp. (a)	1,847	12,393
GMS, Inc. (a)	5,200	127,868
H&E Equipment Services, Inc.	5,100	94,248
HD Supply Holdings, Inc. (a)	22,038	763,617
Herc Holdings, Inc. (a)	3,838	117,942
Lawson Products, Inc. (a)	653	21,066
MRC Global, Inc. (a)	12,600	74,466
MSC Industrial Direct Co., Inc. Class A	5,999	436,787
Nesco Holdings, Inc. (a)	2,000	8,040
NOW, Inc. (a)	17,200	148,436
Rush Enterprises, Inc. Class A	3,400	140,964
Rush Enterprises, Inc. Class B	700	24,962
SiteOne Landscape Supply, Inc. (a)	5,645	643,361
Systemax, Inc.	2,000	41,080
Textainer Group Holdings, Ltd. (a)	8,365	68,426
Titan Machinery, Inc. (a)	3,000	32,580
Transcat, Inc. (a)	1,100	28,446
Triton International, Ltd.	7,800	235,872
Univar Solutions, Inc. (a)	22,464	378,743
Veritiv Corp. (a)	1,991	33,767
Watsco, Inc.	4,509	801,249
WESCO International, Inc. (a)	6,408	224,985
Security Description	Shares	Value
Willis Lease Finance Corp. (a)	410	$ 9,955
		6,152,329
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Macquarie Infrastructure Corp.	9,820	301,376
WATER UTILITIES — 0.4%
American States Water Co.	4,919	386,781
Artesian Resources Corp. Class A	1,251	45,399
Cadiz, Inc. (a)	2,100	21,336
California Water Service Group	6,476	308,905
Consolidated Water Co., Ltd.	2,300	33,189
Essential Utilities, Inc.	30,939	1,306,863
Global Water Resources, Inc.	1,900	20,026
Middlesex Water Co.	2,710	182,058
Pure Cycle Corp. (a)	3,000	27,570
SJW Group	4,000	248,440
York Water Co.	2,100	100,716
		2,681,283
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	6,900	91,908
Gogo, Inc. (a) (b)	8,610	27,208
Shenandoah Telecommunications Co.	6,450	317,921
Spok Holdings, Inc.	2,700	25,245
Telephone & Data Systems, Inc.	13,400	266,392
United States Cellular Corp. (a)	2,435	75,168
		803,842
TOTAL COMMON STOCKS (Cost $619,207,727)		697,000,394
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
GTX, Inc. (CVR)	85	161
Tobira Therapeutics, Inc. (CVR) (a)	200	2,834
		2,995
DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
NewStar Financial, Inc. (CVR) (a)	2,400	204
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a)	6,500	650
TOTAL RIGHTS (Cost $186)		3,849
WARRANTS — 0.0% (e)
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (e)
Pulse Biosciences, Inc.(expiring 5/14/25) (b) (d)	55	—
TOTAL WARRANTS (Cost $0)		—

See accompanying notes to financial statements.
149

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (f) (g)	15,138,863	$ 15,144,918
State Street Navigator Securities Lending Portfolio II (h) (i)	34,279,403	34,279,403
TOTAL SHORT-TERM INVESTMENTS (Cost $49,419,450)		49,424,321
TOTAL INVESTMENTS — 104.5% (Cost $668,627,363)		746,428,564
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(32,143,569)
NET ASSETS — 100.0%		$ 714,284,995
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent less than 0.05% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the security is $0, representing less than 0.05% of the Portfolio's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At June 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	107	09/18/2020	$7,335,732	$7,691,160	$355,428
E-mini S&P MidCap 400 Index (long)	47	09/18/2020	8,167,205	8,361,770	194,565
Total unrealized appreciation/depreciation on open futures contracts.					$549,993
During the period ended June 30, 2020, average notional value related to futures contracts was $14,692,001.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$696,157,895	$842,499	$ 0(a)	$697,000,394
Rights	—	3,849	—	3,849
Warrants	—	—	0(a)	0
Short-Term Investments	49,424,321	—	—	49,424,321
TOTAL INVESTMENTS	$745,582,216	$846,348	$ 0	$746,428,564
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	549,993	—	—	549,993
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$746,132,209	$846,348	$ 0	$746,978,557
(a)	The Portfolio held a Level 3 securities that was valued at $0 at June 30, 2020.
See accompanying notes to financial statements.
150

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	18,312,980	$18,314,812	$ 94,899,432	$ 98,066,115	$(6,656)	$3,445	15,138,863	$15,144,918	$ 52,473
State Street Navigator Securities Lending Portfolio II	44,562,252	44,562,252	86,474,940	96,757,789	—	—	34,279,403	34,279,403	247,204
Total		$62,877,064	$181,374,372	$194,823,904	$(6,656)	$3,445		$49,424,321	$299,677
See accompanying notes to financial statements.
151

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$1,042,501,168	$2,160,702,758	$697,004,243
Investments in affiliated issuers, at value	63,660,003	99,633,447	49,424,321
Total Investments	1,106,161,171	2,260,336,205	746,428,564
Foreign currency, at value	—	17,533,448	—
Cash at broker	—	9,163,652	941,730
Receivable from broker — accumulated variation margin on futures contracts	—	745,576	550,351
Receivable for investments sold	—	237,292	68,046,041
Receivable for fund shares sold	70,793,050	2,886,619	117,704
Dividends receivable — unaffiliated issuers	—	3,899,109	671,469
Dividends receivable — affiliated issuers	64,044	270,222	19,803
Interest receivable — unaffiliated issuers	5,368,605	—	—
Securities lending income receivable — unaffiliated issuers	4,102	19,592	6,792
Securities lending income receivable — affiliated issuers	14,844	57,648	45,999
Receivable from Adviser	3,963	—	200
Receivable for foreign taxes recoverable	558	3,820,434	—
Other Receivable	439	—	—
TOTAL ASSETS	1,182,410,776	2,298,969,797	816,828,653
LIABILITIES
Due to custodian	—	—	11,727
Payable upon return of securities loaned	40,833,860	28,553,493	34,279,403
Payable for investments purchased	89,026,603	7,920	—
Payable for fund shares repurchased	—	36,663,787	68,109,680
Custodian, sub-administration and transfer agent fees payable	10,073	23,052	7,803
Custodian fees payable	2,014	66,781	4,829
Registration and filing fees payable	18,821	28,004	14,510
Professional fees payable	95,403	89,667	93,673
Printing and postage fees payable	6,427	14,894	4,791
Accrued expenses and other liabilities	4,594	33,503	17,242
TOTAL LIABILITIES	129,997,795	65,481,101	102,543,658
NET ASSETS	$1,052,412,981	$2,233,488,696	$714,284,995
NET ASSETS CONSIST OF:
Paid-in Capital	$ 973,983,548	$2,180,658,766	$639,001,212
Total distributable earnings (loss)	78,429,433	52,829,930	75,283,783
NET ASSETS	$1,052,412,981	$2,233,488,696	$714,284,995
NET ASSET VALUE PER SHARE
Net asset value per share	$ 107.87	$ 94.97	$ 239.63
Shares of beneficial interest	9,756,161	23,517,244	2,980,754
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 972,905,375	$2,051,444,740	$619,207,913
Investments in affiliated issuers	63,653,367	99,633,447	49,419,450
Total cost of investments	$1,036,558,742	$2,151,078,187	$668,627,363
Foreign currency, at cost	$ —	$ 17,341,194	$ —
* Includes investments in securities on loan, at value	$ 91,073,573	$ 49,045,874	$ 64,436,189
See accompanying notes to financial statements.
152

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$12,522,503	$ 7,722	$ 788
Dividend income — unaffiliated issuers	—	31,427,006	4,868,601
Dividend income — affiliated issuers	54,532	504,986	52,473
Unaffiliated securities lending income	26,072	111,918	38,649
Affiliated securities lending income	110,036	311,089	247,204
Foreign taxes withheld	—	(3,236,451)	(2,925)
TOTAL INVESTMENT INCOME (LOSS)	12,713,143	29,126,270	5,204,790
EXPENSES
Custodian, sub-administration and transfer agent fees	76,407	518,193	55,607
Trustees’ fees and expenses	18,245	25,878	15,793
Registration and filing fees	—	1,951	—
Professional fees and expenses	82,741	81,495	79,700
Printing and postage fees	7,451	17,934	5,658
Insurance expense	2,743	5,575	2,051
Interest expense	—	10,483	—
Miscellaneous expenses	8,503	30,360	11,049
TOTAL EXPENSES	196,090	691,869	169,858
Expenses waived/reimbursed by the Adviser	(75,303)	—	(64,792)
NET EXPENSES	120,787	691,869	105,066
NET INVESTMENT INCOME (LOSS)	$12,592,356	$ 28,434,401	$ 5,099,724
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,827,216	(10,001,441)	(3,803,117)
Investments — affiliated issuers	(12,472)	8,586	(6,656)
Foreign currency transactions	—	(1,258,440)	—
Futures contracts	—	(3,637,039)	(2,825,132)
Net realized gain (loss)	10,814,744	(14,888,334)	(6,634,905)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	37,645,038	(188,848,564)	(31,867,650)
Investments — affiliated issuers	5,806	98	3,445
Foreign currency translations	—	174,260	—
Futures contracts	—	88,094	318,540
Net change in unrealized appreciation/depreciation	37,650,844	(188,586,112)	(31,545,665)
NET REALIZED AND UNREALIZED GAIN (LOSS)	48,465,588	(203,474,446)	(38,180,570)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$61,057,944	$(175,040,045)	$(33,080,846)
** Includes foreign deferred taxes	$ —	$ 494,086	$ —
See accompanying notes to financial statements.
153

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global All Cap Equity ex- U.S. Index Portfolio		State Street Small/Mid Cap Equity Index Portfolio
	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Six Months Ended 6/30/20(b) (Unaudited)	Year Ended 12/31/19(b)	Six Months Ended(c) 6/30/20 (Unaudited)	Year Ended(c) 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 12,592,356	$ 29,256,716	$ 28,434,401	$ 70,661,931	$ 5,099,724	$ 11,790,880
Net realized gain (loss)	10,814,744	4,200,017	(14,888,334)	(39,501,109)	(6,634,905)	20,777,116
Net change in unrealized appreciation/depreciation	37,650,844	51,903,349	(188,586,112)	397,527,117	(31,545,665)	153,916,930
Net increase (decrease) in net assets resulting from operations	61,057,944	85,360,082	(175,040,045)	428,687,939	(33,080,846)	186,484,926
Distributions to shareholders	(11,691,780)	(31,375,273)	—	(74,874,677)	—	(33,388,501)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	208,640,650	350,758,636	457,284,740	614,713,722	101,134,368	237,969,754
Reinvestment of distributions	11,691,780	31,375,273	—	74,874,677	—	33,388,500
Cost of shares redeemed	(250,864,549)	(249,299,011)	(146,054,901)	(853,701,487)	(102,970,599)	(303,985,012)
Net increase (decrease) in net assets from capital transactions	(30,532,119)	132,834,898	311,229,839	(164,113,088)	(1,836,231)	(32,626,758)
Contribution from Affiliate (Note 5)	439	—	—	—	—	—
Net increase (decrease) in net assets during the period	18,834,484	186,819,707	136,189,794	189,700,174	(34,917,077)	120,469,667
Net assets at beginning of period	1,033,578,497	846,758,790	2,097,298,902	1,907,598,728	749,202,072	628,732,405
NET ASSETS AT END OF PERIOD	$1,052,412,981	$1,033,578,497	$2,233,488,696	$2,097,298,902	$ 714,284,995	$ 749,202,072
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,970,469	3,487,235	5,494,891	6,094,026	496,421	980,977
Reinvestment of distributions	110,469	309,821	—	707,032	—	131,038
Shares redeemed	(2,402,042)	(2,442,349)	(1,652,258)	(8,265,719)	(457,586)	(1,218,755)
Net increase (decrease) from share transactions	(321,104)	1,354,707	3,842,633	(1,464,661)	38,835	(106,740)
(a)	After the close of trading on April 17, 2020, the State Street Aggregrate Bond Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	After the close of trading on April 17, 2020, State Street Global All Cap Equity ex-U.S. Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(c)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	Year Ended 12/31/15(a)
Net asset value, beginning of period	$ 102.60	$ 97.10	$ 100.00	$ 99.10	$ 98.90	$101.40
Income (loss) from investment operations:
Net investment income (loss) (b)	1.31	2.80	2.60	2.30	2.30	2.00
Net realized and unrealized gain (loss)	5.20	5.70	(2.80)	1.00	0.10	(1.30)
Total from investment operations	6.51	8.50	(0.20)	3.30	2.40	0.70
Contribution from Affiliate	0.00(c)	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(1.24)	(3.00)	(2.70)	(2.40)	(2.10)	(1.90)
Net realized gains	—	—	—	—	(0.10)	(1.10)
Return of Capital	—	—	—	—	—	(0.20)
Total distributions	(1.24)	(3.00)	(2.70)	(2.40)	(2.20)	(3.20)
Net asset value, end of period	$ 107.87	$ 102.60	$ 97.10	$ 100.00	$ 99.10	$ 98.90
Total return (d)	6.48%(e)	8.69%	(0.12)%	3.38%	2.39%	0.65%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,052,413	$1,033,578	$846,759	$687,541	$249,906	$83,842
Ratios to average net assets:
Total expenses	0.04%(g)	0.04%	0.04%	0.06%	0.14%	0.17%
Net expenses	0.02%(g)	0.03%	0.03%	0.03%	0.01%	0.03%
Net investment income (loss)	2.50%(g)	2.76%	2.73%	2.31%	2.24%	2.00%
Portfolio turnover rate	10%(h)	69%	90%	99%	194%	62%(i)
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Portfolio underwent a 1-for-10 reverse sharesplit. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2020, the total return would have remained 6.48%.
(f)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
155

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	Year Ended 12/31/15(a)
Net asset value, beginning of period	$ 106.60	$ 90.20	$ 108.10	$ 87.30	$ 84.50	$ 91.70
Income (loss) from investment operations:
Net investment income (loss) (b)	1.29	3.20	3.00	2.60	2.20	2.50
Net realized and unrealized gain (loss)	(12.92)	16.40	(18.20)	21.20	2.00	(7.90)
Total from investment operations	(11.63)	19.60	(15.20)	23.80	4.20	(5.40)
Voluntary contribution from Adviser	—	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	—	(3.20)	(2.70)	(2.50)	(1.40)	(1.80)
Net realized gains	—	—	(0.00)(c)	(0.50)	—	—
Total distributions	—	(3.20)	(2.70)	(3.00)	(1.40)	(1.80)
Net asset value, end of period	$ 94.97	$ 106.60	$ 90.20	$ 108.10	$ 87.30	$ 84.50
Total return (d)	(10.91)%	21.70%	(13.99)%	27.20%	5.06%	(5.84)%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,233,489	$2,097,299	$1,907,599	$1,655,261	$552,700	$117,461
Ratios to average net assets:
Total expenses	0.07%(f)	0.06%	0.06%	0.06%	0.23%	0.48%
Net expenses	0.07%(f)	0.06%	0.06%	0.06%	0.08%	0.08%
Net investment income (loss)	2.80%(f)	3.19%	2.89%	2.59%	2.51%	2.73%
Portfolio turnover rate	1%(g)	28%	4%	2%	8%	3%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
156

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	For the Period 08/12/15* - 12/31/15(a)
Net asset value, beginning of period	$ 254.60	$ 206.20	$ 242.00	$ 213.00	$ 186.00	$200.00
Income (loss) from investment operations:
Net investment income (loss) (b)	1.64	3.60	3.80	3.40	3.00	1.20
Net realized and unrealized gain (loss)	(16.61)	54.20	(26.20)	35.20	27.60	(13.80)
Total from investment operations	(14.97)	57.80	(22.40)	38.60	30.60	(12.60)
Distributions to shareholders from:
Net investment income	—	(3.40)	(3.80)	(3.00)	(1.80)	(1.20)
Net realized gains	—	(6.00)	(9.60)	(6.60)	(1.80)	(0.20)
Total distributions	—	(9.40)	(13.40)	(9.60)	(3.60)	(1.40)
Net asset value, end of period	$ 239.63	$ 254.60	$ 206.20	$ 242.00	$ 213.00	$186.00
Total return (c)	(5.88)%	27.98%	(9.07)%	18.20%	16.46%	6.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$714,285	$749,202	$628,732	$464,870	$142,269	$28,151
Ratios to average net assets:
Total expenses	0.05%(d)	0.05%	0.05%	0.07%	0.22%	0.41%(d)
Net expenses	0.03%(d)	0.03%	0.03%	0.03%	0.03%	0.03%(d)
Net investment income (loss)	1.46%(d)	1.48%	1.52%	1.46%	1.55%	1.61%(d)
Portfolio turnover rate	21%(e)	51%	22%	21%	21%	8%(e)
*	Commencement of operations.
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
157

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a "Fund" or "Portfolio" and collectively, the “Funds and Portfolios”):
Fund/Portfolio	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund")	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are included in this report and should be read in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2020
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	27.00%
State Street Global All Cap Equity ex- U.S. Index Fund	State Street Global All Cap Equity ex- U.S. Index Portfolio	18.44%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	14.21%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred
159

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in each Portfolio’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global All Cap Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global All Cap Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
161

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

4.    Derivative Financial Instruments
Futures Contracts
Certain Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2020, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global All Cap Equity ex- U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Portfolios' derivative instruments as of June 30, 2020, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$745,576	$—	$745,576
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$550,351	$—	$550,351

162

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$(3,637,038)	$—	$(3,637,038)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$(2,825,132)	$—	$(2,825,132)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$88,094	$—	$88,094
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$318,540	$—	$318,540
5.    Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a management fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.025%
State Street Global All Cap Equity ex- U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
The Portfolios pay no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2021 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Fund and the State Street Small/Mid Cap Equity Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses and distribution, shareholder
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

servicing and sub-transfer agency fees) exceed 0.025%, and 0.045%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated prior to April 30, 2021 except with the approval of the Funds’ Board.
SSGA FM is contractually obligated until April 30, 2021 to waive its management fee and/or to reimburse the State Street Global All Cap Equity ex-U.S. Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.015% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with the approval of the Fund’s Board.
SSGA FM is contractually obligated until April 30, 2021 to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.025% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Portfolio’s Board.
SSGA FM is contractually obligated until April 30, 2021, to waive its management fee and/or to reimburse the State Street Global All Cap Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.08% and 0.03%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated during the relevant period except with the approval of the Portfolios' Board.
With respect to the State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio, SSGA FM agrees to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses in connection with the Portfolio’s investments in To Be Announced (“TBA”) securities. This fee waiver and/or expense reimbursement may only be terminated with approval of the Portfolio’s Board.
For the period ended June 30, 2020, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
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Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds and Portfolios, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
On January 15, 2020, State Street agreed to make a contribution of $439 to the State Street Aggregate Bond Index Portfolio in connection with a portfolio accounting matter.
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
6.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds and Portfolios. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2020, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$133,878,869	$165,491,190	$ 67,539,753	$ 62,257,204
State Street Global All Cap Equity ex- U.S. Index Portfolio	—	—	374,893,954	26,791,047
State Street Small/Mid Cap Equity Index Portfolio	—	—	151,788,556	146,231,539
8.    Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending
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upon jurisdiction. SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, foreign currencies, passive foreign investment companies, wash sale loss deferrals, and futures contracts.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). Originally, the Tax Act did not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. On January 18, 2019, the Treasury Department and IRS issued proposed regulations that generally permit regulated investment companies, such as the Funds, to pass through “qualified REIT dividends” to its shareholders under Section 199A of the Internal Revenue Code.
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$ 268,605,116	$ 15,529,283	$ —	$ 15,529,283
State Street Global All Cap Equity ex- U.S. Index Fund	439,455,513	—	27,623,466	(27,623,466)
State Street Small/Mid Cap Equity Index Fund	102,767,939	—	1,248,685	(1,248,685)
State Street Aggregate Bond Index Portfolio	1,036,811,491	70,227,179	877,499	69,349,680
State Street Global All Cap Equity ex- U.S. Index Portfolio	2,162,006,330	370,476,759	271,404,156	99,072,603
State Street Small/Mid Cap Equity Index Portfolio	688,676,987	133,834,834	75,533,264	58,301,570
9.    Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents
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the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
State Street Aggregate Bond Index Portfolio	$ 91,073,573	$ 40,833,860	$ 52,161,606	$ 92,995,466
State Street Global All Cap Equity ex- U.S. Index Portfolio	49,045,874	28,553,493	23,195,139	51,748,632
State Street Small/Mid Cap Equity Index Portfolio	64,436,189	34,279,403	31,050,030	65,329,433
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2020:
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Aggregate Bond Index Portfolio	Corporate Bonds & Notes	$16,614,140	$—	$—	$—	$16,614,140	$16,614,140
State Street Aggregate Bond Index Portfolio	Foreign Government Obligations	4,094,383	—	—	—	4,094,383	4,094,383
State Street Aggregate Bond Index Portfolio	U.S. Government Agency Obligations	1,365,456	—	—	—	1,365,456	1,365,456
State Street Aggregate Bond Index Portfolio	U.S. Treasury Obligations	18,759,881	—	—	—	18,759,881	18,759,881
State Street Global All Cap Equity ex- U.S. Index Portfolio	Common Stocks	28,484,152	—	—	—	28,484,152	28,484,152
State Street Global All Cap Equity ex- U.S. Index Portfolio	Rights	69,341	—	—	—	69,341	69,341
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	34,279,394	—	—	—	34,279,394	34,279,394
State Street Small/Mid Cap Equity Index Portfolio	Warrants	9	—	—	—	9	9
10.    Line of Credit
The Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolios had no outstanding loans as of June 30, 2020.
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11.    Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
Each Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
12.    Share Splits
The Board authorized a 1-for-10 reverse share split, 1-for-10 reverse share split, 1-for-20 reverse share split, 1-for-10 reverse share split, 1-for-10 reverse share split and 1-for-20 reverse share split for the State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio respectively, effective after the close of trading on April 17, 2020, for the shareholders of record on April 16, 2020. The impact of the reverse share splits was to decrease the number of shares outstanding, while increasing the NAV per share by the corresponding factors noted above, resulting in no effect to the net assets of the aforementioned Funds and Portfolios. The financial statements and financial highlights of the aforementioned Funds and Portfolios have been adjusted to reflect the reverse share splits.
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13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
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Expense Example
As a shareholder of a Fund or Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund or Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund or Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's or Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's or Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund or Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund or Portfolio under the heading "Expenses Paid During Period".
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's or Portfolio’s costs with those of other mutual funds. It assumes that the Fund or Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's or Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's or Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street Aggregate Bond Index Fund
Class A	0.48%	$1,061.90	$2.46(a)	$1,022.50	$2.41(a)
Class I	0.23	1,063.70	1.18(a)	1,023.70	1.16(a)
Class K	0.03	1,064.70	0.15(a)	1,024.70	0.15(a)
State Street Global All Cap Equity ex- U.S. Index Fund
Class A	0.45	888.20	2.11(a)	1,022.60	2.26(a)
Class I	0.16	890.30	0.75(a)	1,024.10	0.81(a)
Class K	0.00(c)	891.00	0.00(a)	1,024.90	0.00(a)
State Street Small/Mid Cap Equity Index Fund
Class A	0.50	938.70	2.41(a)	1,022.40	2.51(a)
Class I	0.25	940.00	1.21(a)	1,023.60	1.26(a)
Class K	0.05	941.10	0.24(a)	1,024.60	0.25(a)
State Street Aggregate Bond Index Portfolio	0.02	1,064.80	0.10(b)	1,024.80	0.10(b)
State Street Global All Cap Equity ex- U.S. Index Portfolio	0.07	890.90	0.33(b)	1,024.50	0.35(b)
State Street Small/Mid Cap Equity Index Portfolio	0.03	941.20	0.14(b)	1,024.70	0.15(b)
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 182, then divided by 366.
(b)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
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(c)	Amount is less than 0.005%.
Proxy Voting Policies and Procedures and Records
The Funds and Portfolios have adopted the proxy voting policies of the Adviser. A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ and Portfolios’ investment Adviser to vote proxies relating to the Portfolios’ and Funds’ portfolios of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website, at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Funds' and Portfolios' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ and Portfolios' schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, and State Street Small/Mid Cap Equity Index Fund (each, a “Fund” and collectively, the “Funds”) and the State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund, each of which are feeder funds for which the Portfolios serve as the master funds in a master-feeder structure:
_______________________________
1Over the course of many years overseeing the Funds, Portfolios and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
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o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2019, as applicable, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past four or five calendar years, as applicable; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Funds and Portfolios (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds and Portfolios.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and Portfolios and for Fund/Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and Portfolios, and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds and Portfolios;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds and Portfolios by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds and Portfolios by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds and Portfolios, and transfer agent of the Portfolios, and the role of the Adviser in managing the Funds’ and the Portfolios’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ and Portfolios’ Adviser and Administrator, with respect to its operations relating to the Funds and Portfolios and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Funds and Portfolios, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Funds and Portfolios, and transfer agent for the Portfolios, with respect to its operations relating to the Funds and Portfolios; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds and Portfolios (the “Distributor”), with respect to its operations relating to the Funds and Portfolios, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds and Portfolios; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds and Portfolios throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and Portfolios, and the investment strategies used in pursuing each Fund’s and Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund and Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Funds and Portfolios.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund and Portfolio by the Adviser.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for the Funds. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds and Portfolios, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s and Portfolio’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds and Portfolios.
Fund Performance
The Board considered each Portfolio’s performance by evaluating the performance of the corresponding feeder fund. The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund and Portfolio:
State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund’s performance was below the median of its Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1- and 5-year periods and equal to the median of its Performance Group for the 3-year period. The Board took into account management’s discussion of the Fund’s performance.
State Street Global All Cap Equity ex-U.S. Index Fund and State Street Global All Cap Equity ex-U.S. Index Portfolio. The Board considered that the Fund's performance was below the median of its Performance Group for the 1-year period and above the median of its Performance Group for the 3- and 5-year periods. The Board also considered that the Fund's performance was above the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund's performance was above its Lipper Index for the 1- and 3-year periods and below its Lipper Index for the 5-year period. The Board took into account management's discussion of the Fund's performance.
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund’s performance was below the median of its Performance Universe and its Lipper Index for the 1- and 3-year periods. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund and Portfolio is satisfactory.
Management Fees and Expenses
175

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses to limit the total expenses borne by shareholders. In the case of the Portfolios, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolios do not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of each Fund and Portfolio:
State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Global All Cap Equity ex-U.S. Index Fund and State Street Global All Cap Equity ex-U.S. Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds and Portfolios, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and Portfolios and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ or Portfolios’ investments.
The Board concluded that the profitability of the Adviser with respect to each of the Funds and Portfolios, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds and Portfolios, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and Portfolios and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or Portfolios or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds and Portfolios to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds or Portfolios at this time.
176

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Funds
and the Portfolios and Transfer Agent of the
Portfolios
State Street Bank and Trust
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSITCORESAR

Semi-Annual Report
June 30, 2020
State Street Institutional Investment Trust
State Street Emerging Markets Equity Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Emerging Markets Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2020

% of Net Assets
Common Stocks	94.7%
Warrants	2.2
Rights	0.0 *
Short-Term Investments	2.3
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 94.7%
ARGENTINA — 0.1%
Globant SA (a)	4,100	$ 614,385
Telecom Argentina SA ADR	10,300	92,185
YPF SA ADR (b)	21,000	120,750
		827,320
BRAZIL — 5.0%
Ambev SA	515,885	1,328,516
Atacadao SA	42,500	152,869
B2W Cia Digital (a)	23,060	449,583
B3 SA - Brasil Bolsa Balcao	225,492	2,262,394
Banco Bradesco SA Preference Shares	485,619	1,830,756
Banco Bradesco SA	153,018	528,379
Banco BTG Pactual SA	27,400	381,748
Banco do Brasil SA	93,298	546,283
Banco Santander Brasil SA	47,000	239,845
BB Seguridade Participacoes SA	80,037	397,503
BR Malls Participacoes SA	84,803	155,681
Braskem SA Class A, Preference Shares	22,500	95,150
BRF SA (a)	62,323	241,310
CCR SA	135,569	358,008
Centrais Eletricas Brasileiras SA (a)	34,000	191,957
Centrais Eletricas Brasileiras SA Class B, Preference Shares (a)	30,200	177,324
Cia Brasileira de Distribuicao	17,700	228,809
Cia de Saneamento Basico do Estado de Sao Paulo	39,500	415,085
Cia Energetica de Minas Gerais Preference Shares	99,526	199,748
Cia Paranaense de Energia Preference Shares	10,700	118,521
Cia Siderurgica Nacional SA	76,900	149,576
Cielo SA	154,656	130,129
Cogna Educacao	211,640	254,779
Cosan SA	17,100	220,866
CPFL Energia SA	24,200	135,130
Energisa SA	18,400	164,202
Engie Brasil Energia SA	24,587	188,473
Equatorial Energia SA	96,000	405,974
Gerdau SA Preference Shares	123,700	360,683
Hapvida Participacoes e Investimentos SA (c)	24,800	280,800
Hypera SA	41,800	253,504
IRB Brasil Resseguros SA	80,400	161,069
Itau Unibanco Holding SA Preference Shares	531,061	2,461,481
Itausa SA Preference Shares	492,763	860,639
Itausa SA	253	505
JBS SA	125,200	482,258
Klabin SA	77,307	286,234
Localiza Rent a Car SA	69,408	517,134
Lojas Americanas SA Preference Shares	87,001	509,888
Security Description	Shares	Value
Lojas Renner SA	86,641	$ 659,575
Magazine Luiza SA	80,489	1,050,309
Multiplan Empreendimentos Imobiliarios SA	31,354	117,061
Natura & Co. Holding SA	81,200	590,056
Natura & Co. Holding SA (a)	4,085	29,558
Notre Dame Intermedica Participacoes SA	52,570	651,141
Petrobras Distribuidora SA	79,600	312,410
Petroleo Brasileiro SA Preference Shares	521,498	2,046,748
Petroleo Brasileiro SA	407,314	1,657,207
Porto Seguro SA	12,500	114,783
Raia Drogasil SA	23,300	469,412
Rumo SA (a)	124,922	511,673
Sul America SA	32,533	267,040
Suzano SA (a)	62,124	416,249
Telefonica Brasil SA Preference Shares	51,255	448,346
TIM Participacoes SA	97,700	252,666
Ultrapar Participacoes SA	83,464	279,389
Vale SA	405,884	4,133,648
WEG SA	91,330	841,810
		32,971,874
CHILE — 0.6%
Aguas Andinas SA Class A	321,689	109,059
Banco de Chile	5,190,834	458,610
Banco de Credito e Inversiones SA	6,057	205,942
Banco Santander Chile	7,384,708	302,372
Cencosud SA	172,446	241,668
Cencosud Shopping SA	53,243	94,736
Cia Cervecerias Unidas SA	17,663	127,317
Colbun SA	950,433	151,726
Embotelladora Andina SA Class B, Preference Shares	43,538	106,643
Empresa Nacional de Telecomunicaciones SA	19,073	123,187
Empresas CMPC SA	122,388	243,404
Empresas COPEC SA	43,547	292,401
Enel Americas SA	3,725,446	562,948
Enel Chile SA	3,038,792	227,373
Falabella SA	81,495	258,210
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	13,196	343,649
		3,849,245
CHINA — 35.2%
360 Security Technology, Inc. Class A	6,200	16,124
3SBio, Inc. (a)(c)	134,800	171,574
51job, Inc. ADR (a)	3,200	229,728
58.com, Inc. ADR (a)	10,300	555,582
AAC Technologies Holdings, Inc. (b)	78,500	484,803

See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
AECC Aviation Power Co., Ltd. Class A	5,200	$ 17,364
Agile Group Holdings, Ltd.	124,000	146,984
Agricultural Bank of China, Ltd. Class A	278,400	133,393
Agricultural Bank of China, Ltd. Class H	3,025,500	1,224,561
Aier Eye Hospital Group Co., Ltd. Class A	14,141	87,126
Air China, Ltd. Class A	18,400	17,322
Air China, Ltd. Class H	226,000	135,872
Aisino Corp. Class A	4,300	9,920
AK Medical Holdings, Ltd. (c)	40,000	127,510
Alibaba Group Holding, Ltd. ADR (a)	206,682	44,581,307
Alibaba Health Information Technology, Ltd. (a)	396,500	1,165,987
A-Living Services Co., Ltd. Class H (c)	42,500	215,994
Aluminum Corp. of China, Ltd. Class A (a)	29,900	11,739
Aluminum Corp. of China, Ltd. Class H (a)	454,000	85,630
Angel Yeast Co., Ltd. Class A	3,300	23,155
Anhui Conch Cement Co., Ltd. Class A	14,500	109,165
Anhui Conch Cement Co., Ltd. Class H	138,000	935,114
Anhui Gujing Distillery Co., Ltd. Class A	900	19,183
Anhui Gujing Distillery Co., Ltd. Class B	11,400	122,797
Anhui Kouzi Distillery Co., Ltd. Class A	1,100	7,961
ANTA Sports Products, Ltd.	121,000	1,076,553
Asymchem Laboratories Tianjin Co., Ltd. Class A	500	17,205
Autobio Diagnostics Co., Ltd. Class A	400	9,194
Autohome, Inc. ADR	6,600	498,300
AVIC Aircraft Co., Ltd. Class A	6,300	15,899
Avic Capital Co., Ltd. Class A	20,500	11,535
AVIC Electromechanical Systems Co., Ltd. Class A	14,500	16,256
AVIC Jonhon Optronic Technology Co., Ltd. Class A	2,400	13,986
AVIC Shenyang Aircraft Co., Ltd. Class A	4,000	18,629
AviChina Industry & Technology Co., Ltd. Class H	313,000	142,779
AVICOPTER PLC Class A	2,300	13,413
BAIC Motor Corp., Ltd. Class H (c)	187,000	81,837
Baidu, Inc. ADR (a)	30,100	3,608,689
Bank of Beijing Co., Ltd. Class A	71,740	49,835
Bank of Chengdu Co., Ltd. Class A	15,400	17,395
Bank of China, Ltd. Class A	121,000	59,689
Security Description	Shares	Value
Bank of China, Ltd. Class H	8,714,000	$ 3,227,974
Bank of Communications Co., Ltd. Class A	144,012	104,691
Bank of Communications Co., Ltd. Class H	972,000	601,838
Bank of Hangzhou Co., Ltd. Class A	11,700	14,818
Bank of Jiangsu Co., Ltd. Class A	36,000	28,952
Bank of Nanjing Co., Ltd. Class A	25,440	26,459
Bank of Ningbo Co., Ltd. Class A	20,000	74,595
Bank of Shanghai Co., Ltd. Class A	49,008	57,711
Baoshan Iron & Steel Co., Ltd. Class A	61,000	39,525
Baozun, Inc. ADR (a)(b)	5,100	196,095
BBMG Corp. Class A	33,400	14,537
Beijing Capital International Airport Co., Ltd. Class H	178,000	111,400
Beijing Enlight Media Co., Ltd. Class A	4,500	6,988
Beijing Enterprises Holdings, Ltd.	61,000	204,844
Beijing Enterprises Water Group, Ltd.	562,000	220,540
Beijing New Building Materials PLC Class A	3,500	10,597
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	3,000	17,317
Beijing Originwater Technology Co., Ltd. Class A	12,700	14,647
Beijing Shiji Information Technology Co., Ltd. Class A	4,000	22,199
Beijing Shunxin Agriculture Co., Ltd. Class A	1,600	12,959
Beijing Sinnet Technology Co., Ltd. Class A	2,300	8,563
Beijing Tiantan Biological Products Corp., Ltd. Class A	1,600	10,278
Beijing Tongrentang Co., Ltd. Class A	6,000	23,081
BEST, Inc. ADR (a)(b)	21,000	89,880
Betta Pharmaceuticals Co., Ltd. Class A	600	11,902
BGI Genomics Co., Ltd. Class A	1,600	35,299
Bilibili, Inc. ADR (a)	10,500	486,360
BOE Technology Group Co., Ltd. Class A	116,100	77,274
Brilliance China Automotive Holdings, Ltd.	334,000	302,300
BYD Co., Ltd. Class A	5,600	57,338
BYD Co., Ltd. Class H (b)	74,000	576,930
BYD Electronic International Co., Ltd. (b)	72,000	166,336
By-health Co., Ltd. Class A	6,300	17,629
Caitong Securities Co., Ltd. Class A	13,000	18,921
CanSino Biologics, Inc. Class H (a)(b)(c)	6,400	176,227

See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Centre Testing International Group Co., Ltd. Class A	6,600	$ 18,521
CGN Power Co., Ltd. Class H (c)	1,017,700	211,003
Changchun High & New Technology Industry Group, Inc. Class A	1,400	86,230
Changjiang Securities Co., Ltd. Class A	19,700	18,816
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	1,100	19,861
Chaozhou Three-Circle Group Co., Ltd. Class A	7,700	30,334
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	2,900	20,362
China Aoyuan Group, Ltd.	141,000	172,333
China Cinda Asset Management Co., Ltd. Class H	958,481	189,069
China CITIC Bank Corp., Ltd. Class A	23,400	17,089
China CITIC Bank Corp., Ltd. Class H	969,000	424,626
China Communications Construction Co., Ltd. Class A	11,000	11,471
China Communications Construction Co., Ltd. Class H	497,000	281,891
China Communications Services Corp., Ltd. Class H	258,000	161,686
China Conch Venture Holdings, Ltd.	177,000	751,261
China Construction Bank Corp. Class A	28,400	25,414
China Construction Bank Corp. Class H	10,560,500	8,589,781
China East Education Holdings, Ltd. (c)	46,000	83,619
China Eastern Airlines Corp., Ltd. Class A (a)	22,400	13,468
China Eastern Airlines Corp., Ltd. Class H (a)(b)	234,000	84,251
China Education Group Holdings, Ltd.	70,000	112,887
China Everbright Bank Co., Ltd. Class A	142,600	72,390
China Everbright Bank Co., Ltd. Class H	373,000	140,844
China Everbright International, Ltd.	409,222	217,123
China Evergrande Group (b)	209,000	543,852
China Feihe, Ltd. (c)	95,000	191,436
China Fortune Land Development Co., Ltd. Class A	9,500	30,869
China Galaxy Securities Co., Ltd. Class H	382,000	207,959
China Gezhouba Group Co., Ltd. Class A	6,400	5,409
Security Description	Shares	Value
China Greatwall Technology Group Co., Ltd. Class A	7,100	$ 13,342
China Hongqiao Group, Ltd.	203,000	90,392
China Huarong Asset Management Co., Ltd. Class H (c)	1,217,500	123,300
China International Capital Corp., Ltd. Class H (a)(b)(c)	153,200	303,116
China Jinmao Holdings Group, Ltd.	596,000	424,153
China Jushi Co., Ltd. Class A	6,500	8,443
China Lesso Group Holdings, Ltd.	117,000	153,573
China Life Insurance Co., Ltd. Class A	9,000	34,837
China Life Insurance Co., Ltd. Class H	815,000	1,644,487
China Literature, Ltd. (a)(b)(c)	29,600	200,714
China Longyuan Power Group Corp., Ltd. Class H	387,000	218,194
China Medical System Holdings, Ltd.	148,000	175,027
China Mengniu Dairy Co., Ltd.	308,000	1,181,058
China Merchants Bank Co., Ltd. Class A	74,500	356,988
China Merchants Bank Co., Ltd. Class H	427,500	1,981,108
China Merchants Energy Shipping Co., Ltd. Class A	12,300	10,199
China Merchants Port Holdings Co., Ltd.	168,360	199,699
China Merchants Securities Co., Ltd. Class A	18,500	57,644
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	27,812	64,961
China Minsheng Banking Corp., Ltd. Class A	130,300	104,751
China Minsheng Banking Corp., Ltd. Class H	631,700	434,840
China Molybdenum Co., Ltd. Class A	50,000	26,178
China Molybdenum Co., Ltd. Class H	348,000	114,897
China National Building Material Co., Ltd. Class H	420,000	450,496
China National Chemical Engineering Co., Ltd. Class A	21,200	16,504
China National Nuclear Power Co., Ltd. Class A	36,900	21,417
China National Software & Service Co., Ltd. Class A	1,000	11,272
China Northern Rare Earth Group High-Tech Co., Ltd. Class A (a)	8,300	11,006
China Oilfield Services, Ltd. Class H	176,000	160,389
China Overseas Land & Investment, Ltd.	419,500	1,280,925
China Overseas Property Holdings, Ltd.	140,000	149,249

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
China Pacific Insurance Group Co., Ltd. Class A	23,100	$ 89,529
China Pacific Insurance Group Co., Ltd. Class H	294,200	790,722
China Petroleum & Chemical Corp. Class A	87,200	48,427
China Petroleum & Chemical Corp. Class H	2,652,000	1,109,230
China Power International Development, Ltd.	523,000	96,255
China Railway Construction Corp., Ltd. Class A	46,100	54,887
China Railway Construction Corp., Ltd. Class H	219,500	173,867
China Railway Group, Ltd. Class A	62,100	44,295
China Railway Group, Ltd. Class H	416,000	214,736
China Railway Signal & Communication Corp., Ltd. Class H (c)	174,000	75,143
China Reinsurance Group Corp. Class H	669,000	68,541
China Resources Beer Holdings Co., Ltd.	159,333	889,402
China Resources Gas Group, Ltd.	96,000	469,713
China Resources Pharmaceutical Group, Ltd. (c)	199,500	115,563
China Resources Power Holdings Co., Ltd.	214,000	252,434
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	4,200	17,370
China Shenhua Energy Co., Ltd. Class A	13,300	27,130
China Shenhua Energy Co., Ltd. Class H	370,000	574,234
China Shipbuilding Industry Co., Ltd. Class A	78,000	44,315
China Southern Airlines Co., Ltd. Class A	34,500	25,397
China Southern Airlines Co., Ltd. Class H (a)(b)	188,000	84,071
China Spacesat Co., Ltd. Class A	4,600	20,161
China State Construction Engineering Corp., Ltd. Class A	153,900	104,247
China Taiping Insurance Holdings Co., Ltd.	183,600	296,587
China Telecom Corp., Ltd. Class H	1,430,000	401,685
China Tourism Group Duty Free Corp., Ltd. Class A	7,100	155,746
China Tower Corp., Ltd. Class H (c)	4,842,000	860,457
China TransInfo Technology Co., Ltd. Class A	6,000	20,472
China Unicom Hong Kong, Ltd.	700,000	380,869
Security Description	Shares	Value
China United Network Communications, Ltd. Class A	112,200	$ 77,208
China Vanke Co., Ltd. Class A	36,300	134,919
China Vanke Co., Ltd. Class H	187,300	597,801
China Yangtze Power Co., Ltd. Class A	84,105	226,032
China Yuhua Education Corp., Ltd. (c)	122,000	100,752
Chongqing Brewery Co., Ltd. Class A	2,000	20,724
Chongqing Changan Automobile Co., Ltd. Class A	16,700	26,086
Chongqing Rural Commercial Bank Co., Ltd. Class H	248,000	98,079
Chongqing Zhifei Biological Products Co., Ltd. Class A	5,400	76,406
CIFI Holdings Group Co., Ltd.	305,425	240,603
CITIC Securities Co., Ltd. Class A	36,100	123,655
CITIC Securities Co., Ltd. Class H (b)	237,000	452,075
CITIC, Ltd.	633,000	597,737
CNOOC, Ltd.	1,957,000	2,196,409
Contemporary Amperex Technology Co., Ltd. Class A	7,600	189,593
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	146,000	65,391
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	27,000	13,313
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	304,750	88,014
COSCO SHIPPING Ports, Ltd.	211,351	114,004
Country Garden Holdings Co., Ltd.	835,656	1,036,471
Country Garden Services Holdings Co., Ltd. (b)	148,000	690,921
CRRC Corp., Ltd. Class A	86,909	68,745
CRRC Corp., Ltd. Class H	486,000	206,329
CSC Financial Co., Ltd. Class A	7,900	44,243
CSPC Pharmaceutical Group, Ltd.	614,400	1,163,611
Dali Foods Group Co., Ltd. (c)	252,300	153,769
Daqin Railway Co., Ltd. Class A	59,600	59,469
Dawning Information Industry Co., Ltd. Class A	2,100	11,467
DHC Software Co., Ltd. Class A	4,400	7,837
Dong-E-E-Jiao Co., Ltd. Class A	2,700	13,711
Dongfang Electric Corp., Ltd. Class A	11,100	13,948
Dongfeng Motor Group Co., Ltd. Class H	290,000	174,898
Dongxing Securities Co., Ltd. Class A	11,600	17,961
East Money Information Co., Ltd. Class A	32,280	92,741
ENN Energy Holdings, Ltd.	87,900	993,319
Eve Energy Co., Ltd. Class A	4,181	28,430
Everbright Securities Co., Ltd. Class A	8,999	20,504

See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Fangda Carbon New Material Co., Ltd. Class A (a)	17,360	$ 15,545
Far East Horizon, Ltd.	211,000	180,127
Fiberhome Telecommunication Technologies Co., Ltd. Class A	2,000	8,233
Financial Street Holdings Co., Ltd. Class A	11,900	11,216
First Capital Securities Co., Ltd. Class A	14,100	13,864
Focus Media Information Technology Co., Ltd. Class A	46,800	37,076
Foshan Haitian Flavouring & Food Co., Ltd. Class A	10,200	179,825
Fosun International, Ltd.	287,000	367,828
Founder Securities Co., Ltd. Class A	33,000	33,224
Foxconn Industrial Internet Co., Ltd. Class A	11,300	24,381
Fujian Sunner Development Co., Ltd. Class A	4,100	16,905
Fuyao Glass Industry Group Co., Ltd. Class A	4,600	13,641
Fuyao Glass Industry Group Co., Ltd. Class H (c)	62,456	149,538
Ganfeng Lithium Co., Ltd. Class A	1,600	12,188
G-bits Network Technology Xiamen Co., Ltd. Class A	300	23,369
GCL System Integration Technology Co., Ltd. Class A (a)	9,500	3,502
GD Power Development Co., Ltd. Class A	45,000	11,813
GDS Holdings, Ltd. ADR (a)	8,600	685,076
Geely Automobile Holdings, Ltd.	642,000	1,019,986
Gemdale Corp. Class A	18,100	35,226
Genscript Biotech Corp. (a)	110,000	227,491
GF Securities Co., Ltd. Class A	18,200	36,515
GF Securities Co., Ltd. Class H	149,200	160,691
Giant Network Group Co., Ltd. Class A	5,400	13,341
Gigadevice Semiconductor Beijing, Inc. Class A	1,209	40,594
Glodon Co., Ltd. Class A	2,500	24,768
GoerTek, Inc. Class A	9,400	39,344
GOME Retail Holdings, Ltd. (a)(b)	1,017,000	170,472
Grandjoy Holdings Group Co., Ltd. Class A	13,100	9,477
Great Wall Motor Co., Ltd. Class H (b)	343,000	215,875
Gree Electric Appliances, Inc. of Zhuhai Class A	10,800	86,819
Greenland Holdings Corp., Ltd. Class A	32,500	28,523
Greentown Service Group Co., Ltd.	158,000	187,280
GSX Techedu, Inc. ADR (a)(b)	8,300	497,917
Security Description	Shares	Value
Guangdong Haid Group Co., Ltd. Class A	4,100	$ 27,700
Guangdong HEC Technology Holding Co., Ltd. Class A (a)	12,100	11,899
Guanghui Energy Co., Ltd. Class A (a)	27,300	10,465
Guangzhou Automobile Group Co., Ltd. Class H	324,800	236,641
Guangzhou Baiyun International Airport Co., Ltd. Class A	4,200	9,103
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	3,200	14,690
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	16,936
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,700	21,598
Guangzhou R&F Properties Co., Ltd. Class H	119,600	140,748
Guosen Securities Co., Ltd. Class A	9,400	15,077
Guotai Junan Securities Co., Ltd. Class A	25,800	63,238
Guotai Junan Securities Co., Ltd. Class H (c)	56,600	78,714
Guoyuan Securities Co., Ltd. Class A	14,400	17,190
Haidilao International Holding, Ltd. (b)(c)	86,000	365,497
Haier Smart Home Co., Ltd. Class A	20,400	51,282
Haitian International Holdings, Ltd.	69,000	140,513
Haitong Securities Co., Ltd. Class A	32,500	58,079
Haitong Securities Co., Ltd. Class H	292,400	237,561
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	35,300	152,657
Hangzhou Robam Appliances Co., Ltd. Class A	1,500	6,632
Hangzhou Tigermed Consulting Co., Ltd. Class A	1,800	25,934
Hansoh Pharmaceutical Group Co., Ltd. (a)(c)	54,000	255,390
Hefei Meiya Optoelectronic Technology, Inc. Class A	2,700	20,111
Henan Shuanghui Investment & Development Co., Ltd. Class A	8,797	57,587
Hengan International Group Co., Ltd.	71,000	558,859
Hengli Petrochemical Co., Ltd. Class A	20,300	40,364
Hengtong Optic-electric Co., Ltd. Class A	8,100	18,926
Hengyi Petrochemical Co., Ltd. Class A	16,510	21,403

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Hesteel Co., Ltd. Class A	42,500	$ 12,318
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,100	39,830
Hua Hong Semiconductor, Ltd. (a)(b)(c)	55,000	192,813
Huadian Power International Corp., Ltd. Class A	27,200	13,204
Huadong Medicine Co., Ltd. Class A	3,960	14,219
Hualan Biological Engineering, Inc. Class A	4,810	34,191
Huaneng Power International, Inc. Class A	6,600	3,952
Huaneng Power International, Inc. Class H	444,000	167,466
Huatai Securities Co., Ltd. Class A	25,218	67,343
Huatai Securities Co., Ltd. Class H (c)	156,700	250,846
Huaxi Securities Co., Ltd. Class A	10,400	15,709
Huaxia Bank Co., Ltd. Class A	41,700	36,197
Huaxin Cement Co., Ltd. Class A	5,400	18,245
Huayu Automotive Systems Co., Ltd. Class A	9,900	29,347
Huazhu Group, Ltd. ADR (b)	14,400	504,720
Hubei Biocause Pharmaceutical Co., Ltd. Class A	13,782	10,188
Hundsun Technologies, Inc. Class A	4,160	63,729
HUYA, Inc. ADR (a)(b)	6,600	123,222
Iflytek Co., Ltd. Class A	6,650	35,448
Industrial & Commercial Bank of China, Ltd. Class A	203,542	143,671
Industrial & Commercial Bank of China, Ltd. Class H	6,667,000	4,030,679
Industrial Bank Co., Ltd. Class A	79,499	178,129
Industrial Securities Co., Ltd. Class A	15,300	14,892
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	126,100	19,317
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	33,800	12,208
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	22,000	97,229
Inner Mongolia Yitai Coal Co., Ltd. Class B	134,300	87,401
Innovent Biologics, Inc. (a)(c)	105,500	785,210
Inspur Electronic Information Industry Co., Ltd. Class A	3,248	18,231
iQIYI, Inc. ADR (a)(b)	24,000	556,560
Jafron Biomedical Co., Ltd. Class A	1,520	15,002
JD.com, Inc. ADR (a)	93,367	5,618,826
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	11,000	11,727
Security Description	Shares	Value
Jiangsu Expressway Co., Ltd. Class H	148,000	$ 173,949
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,800	20,533
Jiangsu Hengrui Medicine Co., Ltd. Class A	18,120	237,024
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,800	15,832
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	5,300	79,177
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	6,200	7,847
Jiangsu Zhongtian Technology Co., Ltd. Class A	12,400	20,236
Jiangxi Copper Co., Ltd. Class A	8,800	16,887
Jiangxi Copper Co., Ltd. Class H	127,000	129,400
Jiangxi Zhengbang Technology Co., Ltd. Class A	5,000	12,415
Jinke Properties Group Co., Ltd. Class A	23,600	27,343
Jinyu Bio-Technology Co., Ltd. Class A	4,600	18,154
Jointown Pharmaceutical Group Co., Ltd. Class A	7,500	19,768
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	1,600	13,279
JOYY, Inc. ADR (a)	6,500	575,575
Juewei Food Co., Ltd. Class A	2,300	23,014
Juneyao Airlines Co., Ltd. Class A	6,600	8,547
Kaisa Group Holdings, Ltd.	305,000	116,125
Kingdee International Software Group Co., Ltd.	261,000	610,713
Kingsoft Corp., Ltd. (b)	92,000	430,935
Koolearn Technology Holding, Ltd. (a)(b)(c)	24,500	98,878
Kunlun Energy Co., Ltd.	406,000	265,902
Kweichow Moutai Co., Ltd. Class A	4,399	914,350
KWG Group Holdings, Ltd.	137,250	233,197
Legend Holdings Corp. Class H (c)	44,800	52,537
Lenovo Group, Ltd.	782,000	436,313
Lens Technology Co., Ltd. Class A	14,200	56,668
Lepu Medical Technology Beijing Co., Ltd. Class A	5,300	27,408
Li Ning Co., Ltd.	225,000	720,554
Lingyi iTech Guangdong Co. Class A (a)	16,300	24,704
Logan Group Co., Ltd.	150,000	267,994
Lomon Billions Group Co., Ltd. Class A	8,200	21,568
Longfor Group Holdings, Ltd. (c)	200,000	957,373
LONGi Green Energy Technology Co., Ltd. Class A	11,400	66,003
Luxshare Precision Industry Co., Ltd. Class A	25,271	184,932
Luye Pharma Group, Ltd. (b)(c)	143,500	88,230

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Luzhou Laojiao Co., Ltd. Class A	5,100	$ 66,050
Mango Excellent Media Co., Ltd. Class A (a)	5,440	50,413
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	15,000	30,708
Meituan Dianping Class B (a)	390,400	8,724,074
Metallurgical Corp. of China, Ltd. Class A	40,900	14,593
Momo, Inc. ADR	17,400	304,152
Muyuan Foodstuff Co., Ltd. Class A	10,540	122,715
NanJi E-Commerce Co., Ltd. Class A	9,800	29,462
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	2,400	21,945
Nanjing Securities Co., Ltd. Class A	13,133	26,606
NARI Technology Co., Ltd. Class A	15,402	44,424
NAURA Technology Group Co., Ltd. Class A	800	19,410
NavInfo Co., Ltd. Class A	3,500	8,207
NetEase, Inc. ADR	8,973	3,852,827
New China Life Insurance Co., Ltd. Class A	6,800	42,789
New China Life Insurance Co., Ltd. Class H	92,500	311,942
New Hope Liuhe Co., Ltd. Class A	13,700	58,043
New Oriental Education & Technology Group, Inc. ADR (a)	15,600	2,031,588
Ninestar Corp. Class A	4,400	20,554
Ningbo Zhoushan Port Co., Ltd. Class A	46,500	23,557
NIO, Inc. ADR (a)	99,300	766,596
Noah Holdings, Ltd. ADR (a)(b)	4,400	112,068
Offshore Oil Engineering Co., Ltd. Class A	6,200	4,020
OFILM Group Co., Ltd. Class A (a)	12,400	32,428
Oppein Home Group, Inc. Class A	1,200	19,738
Orient Securities Co., Ltd. Class A	23,900	32,220
Oriental Pearl Group Co., Ltd. Class A	14,200	19,462
Ovctek China, Inc. Class A	2,400	23,557
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	33,400	9,546
People's Insurance Co. Group of China, Ltd. Class H	928,000	272,138
Perfect World Co., Ltd. Class A	3,200	26,219
PetroChina Co., Ltd. Class A	51,800	30,801
PetroChina Co., Ltd. Class H	2,354,000	787,161
PICC Property & Casualty Co., Ltd. Class H	751,000	624,134
Pinduoduo, Inc. ADR (a)	28,200	2,420,688
Security Description	Shares	Value
Ping An Bank Co., Ltd. Class A	64,200	$ 116,727
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	40,600	622,464
Ping An Insurance Group Co. of China, Ltd. Class A	39,200	397,100
Ping An Insurance Group Co. of China, Ltd. Class H	654,000	6,519,759
Poly Developments and Holdings Group Co., Ltd. Class A	42,600	89,393
Poly Property Development Co., Ltd. Class H (b)	12,000	121,544
Postal Savings Bank of China Co., Ltd. Class H (c)	1,081,000	622,898
Power Construction Corp. of China, Ltd. Class A	51,100	25,128
RiseSun Real Estate Development Co., Ltd. Class A	19,300	22,213
Rongsheng Petro Chemical Co., Ltd. Class A	13,370	23,380
SAIC Motor Corp., Ltd. Class A	27,800	67,144
Sanan Optoelectronics Co., Ltd. Class A	12,000	42,676
Sangfor Technologies, Inc. Class A	750	21,955
Sany Heavy Industry Co., Ltd. Class A	28,555	76,234
SDIC Capital Co., Ltd. Class A	8,100	14,664
SDIC Power Holdings Co., Ltd. Class A	27,200	30,342
Seazen Group, Ltd.	218,000	189,297
Seazen Holdings Co., Ltd. Class A	6,800	30,190
Semiconductor Manufacturing International Corp. (a)(b)	361,800	1,269,185
SF Holding Co., Ltd. Class A	4,700	36,441
Shaanxi Coal Industry Co., Ltd. Class A	24,700	25,317
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	4,600	18,810
Shandong Gold Mining Co., Ltd. Class A	8,020	42,184
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	6,500	16,332
Shandong Linglong Tyre Co., Ltd. Class A	4,800	13,791
Shandong Nanshan Aluminum Co., Ltd. Class A	47,889	13,808
Shandong Sinocera Functional Material Co., Ltd. Class A	3,890	18,491
Shandong Sun Paper Industry JSC, Ltd. Class A	10,500	14,229
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	598,407
Shanghai Baosight Software Co., Ltd. Class A	1,300	10,950
Shanghai Construction Group Co., Ltd. Class A	47,200	20,574

See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shanghai Electric Group Co., Ltd. Class A	19,000	$ 13,608
Shanghai Electric Group Co., Ltd. Class H (a)	318,000	90,690
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	7,920	37,889
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	58,000	194,450
Shanghai International Airport Co., Ltd. Class A	2,968	30,332
Shanghai International Port Group Co., Ltd. Class A	19,400	11,552
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	142,032	110,379
Shanghai M&G Stationery, Inc. Class A	2,300	17,822
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	8,600	22,400
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	90,300	151,761
Shanghai Pudong Development Bank Co., Ltd. Class A	111,600	167,434
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	13,000	16,351
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	6,200	17,990
Shanxi Meijin Energy Co., Ltd. Class A (a)	7,400	6,616
Shanxi Taigang Stainless Steel Co., Ltd. Class A	22,800	10,751
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	2,700	55,520
Shenergy Co., Ltd. Class A	7,100	5,947
Shengyi Technology Co., Ltd. Class A	6,000	25,045
Shennan Circuits Co., Ltd. Class A	1,260	30,071
Shenwan Hongyuan Group Co., Ltd. Class A	75,100	53,846
Shenzhen Expressway Co., Ltd. Class H	74,000	75,196
Shenzhen Goodix Technology Co., Ltd. Class A	1,200	38,077
Shenzhen Inovance Technology Co., Ltd. Class A	5,900	31,837
Shenzhen Investment, Ltd.	347,732	110,705
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,449	56,209
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,800	164,373
Shenzhen Overseas Chinese Town Co., Ltd. Class A	32,900	28,337
Shenzhen Sunway Communication Co., Ltd. Class A	2,100	15,864
Shenzhou International Group Holdings, Ltd.	90,300	1,097,803
Security Description	Shares	Value
Shui On Land, Ltd.	425,800	$ 71,794
Sichuan Chuantou Energy Co., Ltd. Class A	10,000	13,145
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	5,200	15,468
Sichuan Swellfun Co., Ltd. Class A	800	7,091
Silergy Corp.	8,000	524,066
SINA Corp. (a)	7,300	262,143
Sinolink Securities Co., Ltd. Class A	12,200	19,776
Sino-Ocean Group Holding, Ltd.	379,500	91,333
Sinopec Engineering Group Co., Ltd. Class H	163,500	70,203
Sinopec Shanghai Petrochemical Co., Ltd. Class A	24,500	12,085
Sinopec Shanghai Petrochemical Co., Ltd. Class H	428,000	103,057
Sinopharm Group Co., Ltd. Class H	146,000	375,362
Sinotruk Hong Kong, Ltd.	73,500	191,818
SOHO China, Ltd. (a)	241,000	85,138
Songcheng Performance Development Co., Ltd. Class A	11,340	27,874
SooChow Securities Co., Ltd. Class A	15,600	18,125
Southwest Securities Co., Ltd. Class A	29,900	19,510
Spring Airlines Co., Ltd. Class A	3,300	16,569
Sunac China Holdings, Ltd.	275,700	1,166,766
Suning.com Co., Ltd. Class A	30,200	37,613
Sunny Optical Technology Group Co., Ltd.	79,700	1,282,738
Sunwoda Electronic Co., Ltd. Class A	6,200	16,701
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	7,200	30,714
TAL Education Group ADR (a)	42,000	2,871,960
TBEA Co., Ltd. Class A	14,887	14,345
TCL Technology Group Corp Class A	31,000	27,343
Tencent Holdings, Ltd.	630,600	40,407,764
Tencent Music Entertainment Group ADR (a)	39,600	533,016
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	4,500	14,357
Tianma Microelectronics Co., Ltd. Class A	8,800	19,247
Tianqi Lithium Corp. Class A (a)	4,800	15,691
Tingyi Cayman Islands Holding Corp.	228,000	355,173
Toly Bread Co., Ltd. Class A	2,200	15,863
Tongcheng-Elong Holdings, Ltd. (a)	90,000	163,433
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	8,900	22,028

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Tongkun Group Co., Ltd. Class A (a)	7,400	$ 13,433
Tongling Nonferrous Metals Group Co., Ltd. Class A	42,200	11,575
Tongwei Co., Ltd. Class A	8,900	22,000
Topchoice Medical Corp. Class A (a)	300	7,095
Topsports International Holdings, Ltd. (c)	125,000	160,821
Transfar Zhilian Co., Ltd. Class A	13,000	10,061
TravelSky Technology, Ltd. Class H	113,000	200,072
Trip.com Group, Ltd. ADR (a)	51,867	1,344,393
Tsingtao Brewery Co., Ltd. Class A	3,200	34,761
Tsingtao Brewery Co., Ltd. Class H	44,000	328,381
Tunghsu Optoelectronic Technology Co., Ltd. Class A	22,800	8,670
Unigroup Guoxin Microelectronics Co., Ltd. Class A	900	9,306
Uni-President China Holdings, Ltd.	137,000	137,043
Unisplendour Corp., Ltd. Class A	4,400	26,936
Universal Scientific Industrial Shanghai Co., Ltd. Class A	5,800	18,047
Venustech Group, Inc. Class A	1,500	8,953
Vipshop Holdings, Ltd. ADR (a)	49,088	977,342
Walvax Biotechnology Co., Ltd. Class A	3,500	25,926
Wanda Film Holding Co., Ltd. Class A (a)	3,400	7,376
Wangsu Science & Technology Co., Ltd. Class A	9,795	11,854
Wanhua Chemical Group Co., Ltd. Class A	11,100	78,807
Want Want China Holdings, Ltd.	559,000	424,624
Weibo Corp. ADR (a)(b)	6,060	203,616
Weichai Power Co., Ltd. Class A	18,400	35,850
Weichai Power Co., Ltd. Class H	219,000	412,627
Wens Foodstuffs Group Co., Ltd. Class A	23,040	71,338
Western Securities Co., Ltd. Class A	14,600	16,930
Will Semiconductor, Ltd. Class A	1,700	48,968
Wingtech Technology Co., Ltd. Class A (a)	3,500	62,835
Winning Health Technology Group Co., Ltd. Class A	8,450	27,584
Wuchan Zhongda Group Co., Ltd. Class A	20,300	12,151
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	9,100	60,465
Wuliangye Yibin Co., Ltd. Class A	13,400	325,871
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,800	13,502
Security Description	Shares	Value
WuXi AppTec Co., Ltd. Class A	7,278	$ 99,501
WuXi AppTec Co., Ltd. Class H (b)(c)	23,827	311,175
Wuxi Biologics Cayman, Inc. (a)(c)	99,500	1,826,394
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	3,700	24,286
XCMG Construction Machinery Co., Ltd. Class A	35,100	29,516
Xiamen C & D, Inc. Class A	11,400	13,103
Xiaomi Corp. Class B (a)(c)	1,144,300	1,901,555
Xinhu Zhongbao Co., Ltd. Class A	16,000	6,783
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	7,800	11,068
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	101,000	86,906
Xinyi Solar Holdings, Ltd.	407,480	391,848
Yango Group Co., Ltd. Class A	16,200	14,597
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	1,600	7,079
Yanzhou Coal Mining Co., Ltd. Class A	9,900	12,323
Yanzhou Coal Mining Co., Ltd. Class H	190,000	143,095
Yealink Network Technology Corp., Ltd. Class A	1,500	14,565
Yifeng Pharmacy Chain Co., Ltd. Class A	980	12,652
Yihai International Holding, Ltd.	51,000	525,561
Yintai Gold Co., Ltd. Class A	7,900	17,819
Yonghui Superstores Co., Ltd. Class A	28,800	38,321
Yonyou Network Technology Co., Ltd. Class A	9,878	61,934
Yum China Holdings, Inc.	39,100	1,879,537
Yunda Holding Co., Ltd. Class A	9,360	32,536
Yunnan Baiyao Group Co., Ltd. Class A	4,299	57,241
Yunnan Energy New Material Co., Ltd. Class A	2,700	25,263
Yuzhou Properties Co., Ltd.	233,777	101,853
Zai Lab, Ltd. ADR (a)	5,700	468,141
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	2,400	58,018
Zhaojin Mining Industry Co., Ltd. Class H	125,500	149,060
Zhejiang Chint Electrics Co., Ltd. Class A	5,000	18,708
Zhejiang Dahua Technology Co., Ltd. Class A	12,000	32,820
Zhejiang Dingli Machinery Co., Ltd. Class A	1,960	21,140
Zhejiang Expressway Co., Ltd. Class H	180,000	127,831
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	5,830	28,139

See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Zhejiang Huayou Cobalt Co., Ltd. Class A	4,600	$ 25,543
Zhejiang Longsheng Group Co., Ltd. Class A	7,400	13,454
Zhejiang NHU Co., Ltd. Class A	5,400	22,317
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	8,190	25,506
Zhejiang Supor Co., Ltd. Class A	1,300	13,106
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	900	7,928
Zhengzhou Yutong Bus Co., Ltd. Class A	9,300	16,099
Zhenro Properties Group, Ltd.	162,000	101,605
Zheshang Securities Co., Ltd. Class A	11,100	15,631
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	35,500	177,079
Zhongji Innolight Co., Ltd. Class A	2,200	19,752
Zhongjin Gold Corp., Ltd. Class A	14,600	19,085
Zhongsheng Group Holdings, Ltd.	62,500	349,548
Zhuzhou CRRC Times Electric Co., Ltd. Class H	66,200	169,765
Zijin Mining Group Co., Ltd. Class A	57,700	36,425
Zijin Mining Group Co., Ltd. Class H	638,000	301,410
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	28,400	25,962
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H (a)	147,600	114,279
ZTE Corp. Class A (a)	13,800	78,665
ZTE Corp. Class H	87,000	268,525
ZTO Express Cayman, Inc. ADR	40,900	1,501,439
		232,042,994
COLOMBIA — 0.2%
Bancolombia SA	28,086	180,266
Bancolombia SA Preference Shares	52,347	345,781
Ecopetrol SA	553,011	306,877
Grupo de Inversiones Suramericana SA	28,763	143,381
Interconexion Electrica SA ESP	48,854	245,623
		1,221,928
CZECH REPUBLIC — 0.1%
CEZ A/S (b)	18,043	386,373
Komercni banka A/S (a)	9,286	216,630
Moneta Money Bank A/S (c)	54,482	123,405
		726,408
EGYPT — 0.1%
Commercial International Bank Egypt SAE	158,922	635,903
Eastern Co SAE	120,063	95,133
Security Description	Shares	Value
ElSewedy Electric Co.	98,402	$ 40,599
		771,635
GREECE — 0.1%
FF Group (a)(d)	3,869	2,086
Hellenic Telecommunications Organization SA	27,689	373,906
JUMBO SA	11,960	214,926
Motor Oil Hellas Corinth Refineries SA	7,510	103,709
OPAP SA	23,297	221,949
		916,576
HONG KONG — 2.0%
Alibaba Pictures Group, Ltd. (a)(b)	1,275,900	170,814
Bosideng International Holdings, Ltd.	412,000	128,282
China Everbright, Ltd.	114,000	166,084
China Gas Holdings, Ltd.	285,000	882,897
China Huishan Dairy Holdings Co., Ltd. (a)(b)(d)	406,100	—
China Mobile, Ltd.	674,000	4,550,914
China Resources Cement Holdings, Ltd.	275,000	339,166
China Resources Land, Ltd.	352,000	1,345,421
China State Construction International Holdings, Ltd.	240,000	141,001
China Traditional Chinese Medicine Holdings Co., Ltd.	278,000	134,485
Guangdong Investment, Ltd.	320,000	551,968
Haier Electronics Group Co., Ltd.	142,000	432,321
Hutchison China MediTech, Ltd. ADR (a)	6,300	173,754
Kingboard Holdings, Ltd.	72,500	189,241
Kingboard Laminates Holdings, Ltd.	133,800	135,218
Lee & Man Paper Manufacturing, Ltd.	136,000	73,921
Nine Dragons Paper Holdings, Ltd.	180,000	164,575
Shanghai Industrial Holdings, Ltd.	57,000	88,042
Shenzhen International Holdings, Ltd.	107,039	171,344
Shimao Group Holdings, Ltd.	131,500	562,201
Sino Biopharmaceutical, Ltd.	774,000	1,458,841
SSY Group, Ltd.	184,000	126,062
Sun Art Retail Group, Ltd.	268,500	460,648
Vinda International Holdings, Ltd.	38,000	136,508
Wharf Holdings, Ltd. (b)	168,000	343,759
Yuexiu Property Co., Ltd.	757,000	135,780
		13,063,247
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC (a)	45,650	269,553
OTP Bank Nyrt (a)	24,421	857,461

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Richter Gedeon Nyrt	15,488	$ 320,972
		1,447,986
INDIA — 7.8%
Adani Ports & Special Economic Zone, Ltd.	54,406	247,220
Ambuja Cements, Ltd.	70,151	179,848
Asian Paints, Ltd.	31,337	700,607
Aurobindo Pharma, Ltd.	31,970	326,712
Avenue Supermarts, Ltd. (a)(c)	16,903	518,757
Axis Bank, Ltd.	228,122	1,234,086
Bajaj Auto, Ltd.	9,681	362,155
Bajaj Finance, Ltd.	20,030	753,892
Bajaj Finserv, Ltd.	4,356	337,553
Bandhan Bank, Ltd. (c)	47,726	203,528
Berger Paints India, Ltd.	25,564	167,458
Bharat Forge, Ltd.	25,984	109,895
Bharat Petroleum Corp., Ltd.	74,248	368,167
Bharti Airtel, Ltd. (a)	269,027	1,998,056
Bharti Infratel, Ltd.	40,967	120,414
Biocon, Ltd.	30,387	156,566
Bosch, Ltd.	600	90,840
Britannia Industries, Ltd.	6,273	300,000
Cipla, Ltd.	40,152	340,511
Coal India, Ltd.	142,753	252,181
Colgate-Palmolive India, Ltd.	7,108	132,593
Container Corp. Of India, Ltd.	25,257	139,662
Dabur India, Ltd.	61,180	377,874
Divi's Laboratories, Ltd.	8,780	265,188
DLF, Ltd.	65,554	128,671
Dr Reddy's Laboratories, Ltd.	12,624	661,242
Eicher Motors, Ltd.	1,519	368,836
GAIL India, Ltd.	169,014	230,098
GAIL India, Ltd. GDR	3,808	30,080
Godrej Consumer Products, Ltd.	41,441	379,710
Grasim Industries, Ltd.	34,103	280,133
Havells India, Ltd.	30,412	233,336
HCL Technologies, Ltd.	118,445	874,113
HDFC Asset Management Co., Ltd. (c)	4,737	155,936
HDFC Life Insurance Co., Ltd. (a)(c)	76,734	560,476
Hero MotoCorp, Ltd.	10,810	365,302
Hindalco Industries, Ltd.	126,846	248,399
Hindustan Petroleum Corp., Ltd.	65,561	188,709
Hindustan Unilever, Ltd.	90,136	2,605,901
Housing Development Finance Corp., Ltd.	180,454	4,195,938
ICICI Bank, Ltd.	524,802	2,446,703
ICICI Lombard General Insurance Co., Ltd. (c)	20,575	345,622
ICICI Prudential Life Insurance Co., Ltd. (c)	38,573	218,065
Indian Oil Corp., Ltd.	218,069	247,120
Indraprastha Gas, Ltd. (a)	22,084	129,865
Info Edge India, Ltd.	6,821	249,090
Infosys, Ltd.	373,721	3,632,832
Security Description	Shares	Value
InterGlobe Aviation, Ltd. (c)	11,358	$ 148,283
ITC, Ltd.	384,197	992,032
JSW Steel, Ltd.	92,354	233,895
Jubilant Foodworks, Ltd.	7,691	176,012
Larsen & Toubro, Ltd.	53,654	673,358
LIC Housing Finance, Ltd.	38,049	133,928
Lupin, Ltd.	24,422	295,091
Mahindra & Mahindra, Ltd. GDR	2,150	14,270
Mahindra & Mahindra, Ltd.	83,139	564,323
Marico, Ltd.	48,208	224,767
Maruti Suzuki India, Ltd.	13,190	1,021,064
Motherson Sumi Systems, Ltd.	120,996	152,252
Nestle India, Ltd.	2,636	598,517
NTPC, Ltd.	274,023	348,626
Oil & Natural Gas Corp., Ltd.	286,783	311,399
Page Industries, Ltd.	584	154,044
Petronet LNG, Ltd.	65,836	225,308
Pidilite Industries, Ltd.	13,295	241,600
Piramal Enterprises, Ltd.	10,852	195,319
Power Grid Corp. of India, Ltd.	208,957	484,652
REC, Ltd.	86,724	124,515
Reliance Industries, Ltd.	313,169	7,123,472
SBI Life Insurance Co., Ltd. (a)(c)	43,344	462,784
Shree Cement, Ltd.	928	283,721
Shriram Transport Finance Co., Ltd.	9,577	87,399
Siemens, Ltd.	7,799	113,328
State Bank of India (a)	197,518	467,914
Sun Pharmaceutical Industries, Ltd.	91,320	573,264
Tata Consultancy Services, Ltd.	98,739	2,718,040
Tata Consumer Products, Ltd.	46,354	238,056
Tata Motors, Ltd. ADR (a)(b)	541	3,554
Tata Motors, Ltd. (a)	177,384	232,644
Tata Steel, Ltd.	32,077	140,446
Tata Steel, Ltd. GDR	10,534	44,353
Tech Mahindra, Ltd.	52,835	380,155
Titan Co., Ltd.	35,463	446,521
Torrent Pharmaceuticals, Ltd.	5,408	170,045
UltraTech Cement, Ltd.	12,561	649,368
United Spirits, Ltd. (a)	31,592	247,828
UPL, Ltd.	53,354	301,005
Vedanta, Ltd.	213,006	304,306
Vedanta, Ltd. ADR	366	2,053
Wipro, Ltd. ADR	9,561	31,647
Wipro, Ltd.	119,363	348,434
Zee Entertainment Enterprises, Ltd.	81,290	184,670
		51,328,202
INDONESIA — 1.4%
Ace Hardware Indonesia Tbk PT (a)	711,000	75,293
Adaro Energy Tbk PT	1,859,800	130,843
Astra International Tbk PT	2,202,400	744,934
Bank Central Asia Tbk PT	1,080,100	2,161,065
Bank Mandiri Persero Tbk PT	2,029,900	704,842

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Bank Negara Indonesia Persero Tbk PT	861,800	$ 278,451
Bank Rakyat Indonesia Persero Tbk PT	6,064,400	1,294,404
Barito Pacific Tbk PT (a)	2,937,300	240,357
Charoen Pokphand Indonesia Tbk PT	837,700	328,476
Gudang Garam Tbk PT	59,000	195,371
Hanjaya Mandala Sampoerna Tbk PT	1,148,100	133,297
Indah Kiat Pulp & Paper Corp. Tbk PT	322,100	135,885
Indocement Tunggal Prakarsa Tbk PT	153,700	127,589
Indofood CBP Sukses Makmur Tbk PT	254,900	167,289
Indofood Sukses Makmur Tbk PT	484,600	222,529
Kalbe Farma Tbk PT	2,318,900	237,893
Perusahaan Gas Negara Tbk PT	1,369,000	109,734
Semen Indonesia Persero Tbk PT	315,700	213,895
Telekomunikasi Indonesia Persero Tbk PT	5,415,600	1,160,088
Unilever Indonesia Tbk PT	827,600	459,255
United Tractors Tbk PT	205,000	238,541
XL Axiata Tbk PT	394,000	76,906
		9,436,937
LUXEMBOURG — 0.1%
Reinet Investments SCA	16,385	287,216
MALAYSIA — 1.7%
AMMB Holdings Bhd	195,200	142,246
Axiata Group Bhd	302,393	251,784
Carlsberg Brewery Malaysia Bhd Class B	16,500	95,933
CIMB Group Holdings Bhd	701,603	585,303
Dialog Group Bhd	405,400	343,572
DiGi.Com Bhd	360,200	363,431
Fraser & Neave Holdings Bhd	18,500	140,499
Gamuda Bhd	206,281	176,250
Genting Bhd	235,800	227,114
Genting Malaysia Bhd	315,400	187,584
Genting Plantations Bhd	28,800	66,489
HAP Seng Consolidated Bhd	77,700	159,997
Hartalega Holdings Bhd	183,100	558,510
Hong Leong Bank Bhd	69,600	229,781
Hong Leong Financial Group Bhd	26,800	82,461
IHH Healthcare Bhd	254,100	327,558
IJM Corp. Bhd	320,100	136,102
IOI Corp. Bhd	270,500	274,836
Kuala Lumpur Kepong Bhd	47,412	245,535
Malayan Banking Bhd	428,981	753,763
Malaysia Airports Holdings Bhd	105,100	134,227
Maxis Bhd	271,700	341,267
MISC Bhd	141,800	254,029
Nestle Malaysia Bhd	7,800	254,939
Petronas Chemicals Group Bhd	277,000	403,602
Petronas Dagangan Bhd	29,200	140,730
Security Description	Shares	Value
Petronas Gas Bhd	89,100	$ 352,669
PPB Group Bhd	61,920	257,708
Press Metal Aluminium Holdings Bhd	149,800	159,387
Public Bank Bhd	318,300	1,229,074
QL Resources Bhd	81,800	183,195
RHB Bank Bhd	185,810	208,274
Sime Darby Bhd	334,969	168,888
Sime Darby Plantation Bhd	239,169	276,105
Telekom Malaysia Bhd	127,600	123,948
Tenaga Nasional Bhd	247,900	674,068
Top Glove Corp. Bhd	166,700	629,113
Westports Holdings Bhd	98,400	87,338
YTL Corp. Bhd	321,196	62,478
		11,289,787
MEXICO — 1.7%
Alfa SAB de CV Class A (b)	318,040	178,241
America Movil SAB de CV Series L	3,688,521	2,354,511
Arca Continental SAB de CV	48,600	211,903
Becle SAB de CV	56,500	108,222
Cemex SAB de CV Series CPO	1,730,117	485,185
Coca-Cola Femsa SAB de CV	60,500	263,449
Fibra Uno Administracion SA de CV REIT	363,458	287,061
Fomento Economico Mexicano SAB de CV	212,780	1,312,114
Gruma SAB de CV Class B	22,795	244,701
Grupo Aeroportuario del Pacifico SAB de CV Class B	41,300	295,393
Grupo Aeroportuario del Sureste SAB de CV Class B	23,995	266,513
Grupo Bimbo SAB de CV Class A (b)	179,815	299,367
Grupo Carso SAB de CV Series A1	53,700	104,160
Grupo Financiero Banorte SAB de CV Series O	288,903	996,726
Grupo Financiero Inbursa SAB de CV Series O	254,026	175,346
Grupo Mexico SAB de CV Class B	339,536	785,104
Grupo Televisa SAB Series CPO (a)(b)	274,629	286,788
Industrias Penoles SAB de CV (b)	17,115	173,802
Infraestructura Energetica Nova SAB de CV	65,700	188,596
Kimberly-Clark de Mexico SAB de CV Class A	175,589	272,650
Megacable Holdings SAB de CV	37,300	108,589
Orbia Advance Corp. SAB de CV	110,910	163,099
Promotora y Operadora de Infraestructura SAB de CV (a)	24,150	173,033
Wal-Mart de Mexico SAB de CV	573,194	1,368,055
		11,102,608

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
PAKISTAN — 0.0% (e)
Habib Bank, Ltd.	66,000	$ 38,079
MCB Bank, Ltd.	48,800	47,268
Oil & Gas Development Co., Ltd.	76,400	50,369
		135,716
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	23,400	213,876
Credicorp, Ltd.	7,600	1,015,892
Southern Copper Corp. (b)	9,367	372,526
		1,602,294
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	216,340	197,871
Aboitiz Power Corp.	192,500	104,520
Altus San Nicolas Corp. (a)	3,372	2,815
Ayala Corp.	32,165	504,878
Ayala Land, Inc.	844,400	575,918
Bank of the Philippine Islands	94,759	137,306
BDO Unibank, Inc.	225,609	445,188
Globe Telecom, Inc.	3,920	162,929
GT Capital Holdings, Inc.	12,002	110,163
International Container Terminal Services, Inc.	107,620	221,455
JG Summit Holdings, Inc.	326,140	425,699
Jollibee Foods Corp.	53,440	150,880
Manila Electric Co.	26,550	143,298
Megaworld Corp.	1,462,000	89,929
Metro Pacific Investments Corp.	1,727,000	129,108
Metropolitan Bank & Trust Co.	217,087	162,175
PLDT, Inc.	10,006	249,141
Puregold Price Club, Inc.	104,500	97,525
Robinsons Land Corp.	250,186	88,307
SM Investments Corp.	27,500	522,275
SM Prime Holdings, Inc.	1,100,400	707,727
Universal Robina Corp.	102,110	267,306
		5,496,413
POLAND — 0.7%
Bank Polska Kasa Opieki SA	19,437	266,369
CCC SA	244	3,716
CD Projekt SA (a)	7,476	753,506
Cyfrowy Polsat SA	28,008	187,170
Dino Polska SA (a)(c)	5,428	276,538
Grupa Lotos SA	11,534	175,843
KGHM Polska Miedz SA (a)	15,419	358,325
LPP SA (a)	140	213,679
mBank SA (a)	1,908	111,583
Orange Polska SA (a)	76,094	120,365
PGE Polska Grupa Energetyczna SA (a)	104,212	182,251
Polski Koncern Naftowy ORLEN SA	32,516	516,814
Polskie Gornictwo Naftowe i Gazownictwo SA	213,120	245,777
Powszechna Kasa Oszczednosci Bank Polski SA	94,999	553,295
Security Description	Shares	Value
Powszechny Zaklad Ubezpieczen SA	69,183	$ 509,249
Santander Bank Polska SA (a)	3,855	172,143
		4,646,623
QATAR — 0.8%
Barwa Real Estate Co.	231,020	194,054
Commercial Bank PQSC	220,357	230,118
Industries Qatar QSC	207,197	439,288
Masraf Al Rayan QSC	414,572	436,019
Mesaieed Petrochemical Holding Co.	487,701	272,067
Ooredoo QSC	96,940	174,616
Qatar Electricity & Water Co. QSC	59,186	257,636
Qatar Fuel QSC	54,188	240,595
Qatar International Islamic Bank QSC	82,218	183,765
Qatar Islamic Bank SAQ	132,092	572,743
Qatar National Bank QPSC	513,344	2,461,868
		5,462,769
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	44,662	228,827
RUSSIA — 3.1%
Alrosa PJSC	295,595	268,446
Gazprom PJSC	1,298,588	3,539,595
Inter RAO UES PJSC	4,077,928	278,943
LUKOIL PJSC	45,604	3,398,168
Magnit PJSC	8,662	489,661
Magnitogorsk Iron & Steel Works PJSC	238,600	124,517
MMC Norilsk Nickel PJSC	6,937	1,827,555
Mobile TeleSystems PJSC ADR	42,070	386,623
Mobile TeleSystems PJSC	13,301	62,114
Moscow Exchange MICEX	158,191	251,847
Novatek PJSC GDR	600	85,045
Novatek PJSC	91,850	1,309,926
Novolipetsk Steel PJSC	131,643	261,274
PhosAgro PJSC GDR	14,306	176,679
Polymetal International PLC	25,552	510,125
Polyus PJSC	3,653	616,922
Rosneft Oil Co. PJSC	126,961	644,120
Sberbank of Russia PJSC	1,183,914	3,383,874
Severstal PAO	23,136	281,511
Surgutneftegas PJSC Preference Shares	800,100	395,141
Surgutneftegas PJSC	774,400	418,476
Tatneft PJSC	154,843	1,208,027
VTB Bank PJSC	351,600,000	173,690
X5 Retail Group NV GDR	13,771	488,424
		20,580,703
SAUDI ARABIA — 2.7%
Abdullah Al Othaim Markets Co.	4,958	148,671
Advanced Petrochemical Co.	11,368	162,088
Al Rajhi Bank	138,808	2,098,836

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Alinma Bank (a)	110,773	$ 430,380
Almarai Co. JSC	28,101	389,493
Arab National Bank	68,159	347,054
Bank AlBilad	40,784	241,542
Bank Al-Jazira	43,091	130,116
Banque Saudi Fransi	66,376	507,088
Bupa Arabia for Cooperative Insurance Co.	6,745	196,453
Co. for Cooperative Insurance (a)	7,040	134,181
Dar Al Arkan Real Estate Development Co. (a)	67,534	128,162
Emaar Economic City (a)	43,855	79,817
Etihad Etisalat Co. (a)	42,091	299,222
Jarir Marketing Co.	6,539	256,330
National Commercial Bank	165,251	1,647,956
National Industrialization Co. (a)	37,774	105,659
Rabigh Refining & Petrochemical Co. (a)	25,187	90,380
Riyad Bank	151,761	684,276
Sahara International Petrochemical Co.	38,616	148,850
Samba Financial Group	112,566	809,404
Saudi Airlines Catering Co.	4,598	95,201
Saudi Arabian Fertilizer Co.	22,951	457,076
Saudi Arabian Mining Co. (a)	49,940	468,414
Saudi Arabian Oil Co. (c)	135,543	1,176,618
Saudi Basic Industries Corp.	101,174	2,382,709
Saudi British Bank	82,438	502,347
Saudi Cement Co.	9,637	136,167
Saudi Electricity Co.	94,029	392,048
Saudi Industrial Investment Group	28,368	153,404
Saudi Kayan Petrochemical Co. (a)	80,549	177,105
Saudi Telecom Co.	67,449	1,786,917
Savola Group	29,256	329,800
Yanbu National Petrochemical Co.	28,455	389,869
		17,483,633
SINGAPORE — 0.0% (e)
BOC Aviation, Ltd. (c)	22,100	142,271
SOUTH AFRICA — 3.6%
Absa Group, Ltd.	82,792	408,201
Anglo American Platinum, Ltd.	5,964	433,484
AngloGold Ashanti, Ltd.	46,413	1,363,805
Aspen Pharmacare Holdings, Ltd. (a)	43,039	357,031
Bid Corp., Ltd.	36,404	597,009
Bidvest Group, Ltd.	32,799	268,761
Capitec Bank Holdings, Ltd.	5,272	261,680
Clicks Group, Ltd.	27,176	329,021
Discovery, Ltd.	43,264	261,016
Exxaro Resources, Ltd.	30,772	231,967
FirstRand, Ltd.	546,636	1,200,539
Gold Fields, Ltd.	96,322	908,313
Growthpoint Properties, Ltd. REIT	338,550	261,211
Impala Platinum Holdings, Ltd.	86,927	584,657
Security Description	Shares	Value
Kumba Iron Ore, Ltd. (b)	6,835	$ 182,537
Life Healthcare Group Holdings, Ltd.	151,121	145,385
Momentum Metropolitan Holdings	104,070	105,770
Mr. Price Group, Ltd.	28,132	232,325
MTN Group, Ltd. (b)	184,413	564,059
MultiChoice Group, Ltd. (a)	49,126	300,027
Naspers, Ltd. Class N	48,831	8,962,554
Nedbank Group, Ltd.	42,684	249,949
Northam Platinum, Ltd. (a)	40,047	269,749
Old Mutual, Ltd.	509,299	354,518
Pepkor Holdings, Ltd. (b)(c)	92,946	58,764
Pick n Pay Stores, Ltd.	44,061	129,330
PSG Group, Ltd.	18,510	169,007
Rand Merchant Investment Holdings, Ltd.	93,926	157,850
Remgro, Ltd.	60,706	350,031
Sanlam, Ltd.	204,217	693,782
Sasol, Ltd. (a)	64,778	496,773
Shoprite Holdings, Ltd.	53,170	326,364
Sibanye Stillwater, Ltd. (a)	258,517	560,583
SPAR Group, Ltd.	20,580	203,350
Standard Bank Group, Ltd.	144,455	870,835
Tiger Brands, Ltd.	19,448	199,685
Vodacom Group, Ltd. (b)	73,494	520,806
Woolworths Holdings, Ltd.	106,029	202,380
		23,773,108
SOUTH KOREA — 11.4%
Amorepacific Corp.	3,669	513,210
Amorepacific Corp. Preference Shares	1,181	70,349
AMOREPACIFIC Group	3,081	133,400
BGF retail Co., Ltd.	940	108,963
BNK Financial Group, Inc.	34,469	144,785
Celltrion Healthcare Co., Ltd. (a)	7,394	670,337
Celltrion Pharm, Inc. (a)	1,685	179,393
Celltrion, Inc. (a)	10,332	2,644,348
Cheil Worldwide, Inc.	8,082	111,549
CJ CheilJedang Corp.	889	242,737
CJ Corp.	1,500	108,381
CJ ENM Co., Ltd.	1,368	126,792
CJ Logistics Corp. (a)	1,140	150,258
Coway Co., Ltd.	5,160	311,945
Daelim Industrial Co., Ltd.	3,029	208,360
Daewoo Engineering & Construction Co., Ltd. (a)	25,312	72,644
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	4,419	100,681
DB Insurance Co., Ltd.	5,288	189,657
Doosan Bobcat, Inc.	6,257	139,170
Douzone Bizon Co., Ltd.	2,048	174,982
E-MART, Inc.	2,264	200,184
Fila Holdings Corp.	5,908	174,344
GS Engineering & Construction Corp.	7,569	155,838

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
GS Holdings Corp.	5,609	$ 169,898
GS Retail Co., Ltd.	3,214	98,211
Hana Financial Group, Inc.	32,712	743,948
Hankook Tire & Technology Co., Ltd.	9,159	189,557
Hanmi Pharm Co., Ltd.	802	163,642
Hanon Systems	22,868	173,310
Hanwha Corp.	5,038	94,087
Hanwha Solutions Corp.	12,733	206,725
Helixmith Co., Ltd. (a)	2,961	151,771
HLB, Inc. (a)(b)	5,206	402,268
Hotel Shilla Co., Ltd.	3,434	204,236
Hyundai Construction Equipment Co., Ltd. (a)	4	74
Hyundai Department Store Co., Ltd.	1,795	84,462
Hyundai Engineering & Construction Co., Ltd.	8,592	238,008
Hyundai Glovis Co., Ltd.	2,034	172,927
Hyundai Heavy Industries Holdings Co., Ltd.	1,077	222,272
Hyundai Marine & Fire Insurance Co., Ltd.	6,687	128,367
Hyundai Mobis Co., Ltd.	7,457	1,196,991
Hyundai Motor Co.	16,361	1,343,948
Hyundai Motor Co., Preference Shares (f)	6,427	303,608
Hyundai Steel Co.	9,783	169,188
Industrial Bank of Korea	28,223	191,781
Kakao Corp.	6,151	1,380,299
Kangwon Land, Inc.	11,462	206,563
KB Financial Group, Inc.	43,181	1,222,436
Kia Motors Corp.	28,716	775,980
KMW Co., Ltd. (a)	2,751	146,936
Korea Aerospace Industries, Ltd.	9,041	180,340
Korea Electric Power Corp. (a)	29,404	479,504
Korea Gas Corp.	3,203	70,328
Korea Investment Holdings Co., Ltd.	5,047	189,218
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	4,492	330,668
Korea Zinc Co., Ltd.	949	265,906
Korean Air Lines Co., Ltd. (a)	5,857	85,872
KT&G Corp.	13,013	849,832
Kumho Petrochemical Co., Ltd.	2,301	143,903
LG Chem, Ltd.	5,023	2,072,887
LG Chem, Ltd. Preference Shares	922	193,975
LG Corp.	10,315	615,612
LG Display Co., Ltd. (a)	25,280	242,038
LG Electronics, Inc.	11,562	612,736
LG Household & Health Care, Ltd.	1,047	1,173,488
LG Household & Health Care, Ltd. Preference Shares	263	159,328
LG Innotek Co., Ltd.	1,532	224,674
LG Uplus Corp.	24,599	251,383
Lotte Chemical Corp.	1,912	267,215
Security Description	Shares	Value
Lotte Corp.	3,364	$ 88,966
Lotte Shopping Co., Ltd.	1,454	97,176
Meritz Securities Co., Ltd.	25,081	63,784
Mirae Asset Daewoo Co., Ltd.	31,312	175,663
NAVER Corp.	13,506	3,038,623
NCSoft Corp.	1,839	1,368,081
Netmarble Corp. (a)(c)	2,279	191,017
NH Investment & Securities Co., Ltd.	11,641	80,984
Orion Corp/Republic of Korea	2,607	291,853
Ottogi Corp.	142	66,043
Pan Ocean Co., Ltd. (a)	33,430	106,764
Pearl Abyss Corp. (a)	609	110,801
POSCO	8,103	1,180,254
POSCO Chemtech Co., Ltd.	2,220	140,223
Posco International Corp.	5,887	68,692
S-1 Corp.	2,014	144,322
Samsung Biologics Co., Ltd. (a)(c)	1,844	1,196,308
Samsung C&T Corp.	9,308	905,455
Samsung Card Co., Ltd.	3,365	76,906
Samsung Electro-Mechanics Co., Ltd.	6,097	661,464
Samsung Electronics Co., Ltd. Preference Shares	90,259	3,515,973
Samsung Electronics Co., Ltd.	524,669	23,225,854
Samsung Engineering Co., Ltd. (a)	16,760	172,733
Samsung Fire & Marine Insurance Co., Ltd.	3,346	491,944
Samsung Heavy Industries Co., Ltd. (a)	53,830	269,527
Samsung Life Insurance Co., Ltd.	7,969	299,620
Samsung SDI Co., Ltd.	6,023	1,841,602
Samsung SDS Co., Ltd.	3,785	535,376
Samsung Securities Co., Ltd.	7,444	164,567
Shinhan Financial Group Co., Ltd.	50,116	1,211,114
Shinsegae, Inc.	883	163,508
SK Holdings Co., Ltd.	3,834	932,438
SK Hynix, Inc.	59,913	4,277,696
SK Innovation Co., Ltd.	6,028	666,403
SK Telecom Co., Ltd.	2,296	404,367
S-Oil Corp.	5,019	267,570
Woori Financial Group, Inc.	61,007	449,685
Yuhan Corp.	5,530	234,284
		74,900,347
TAIWAN — 11.9%
Accton Technology Corp.	58,000	450,405
Acer, Inc.	356,000	216,986
Advantech Co., Ltd.	39,098	393,472
Airtac International Group	13,000	229,647
ASE Technology Holding Co., Ltd.	354,307	815,971
Asia Cement Corp.	253,000	375,223
Asustek Computer, Inc.	77,000	565,748
AU Optronics Corp.	951,000	300,164
Catcher Technology Co., Ltd.	75,000	568,363

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Cathay Financial Holding Co., Ltd.	872,087	$ 1,240,531
Chailease Holding Co., Ltd.	134,998	575,511
Chang Hwa Commercial Bank, Ltd.	539,636	355,046
Cheng Shin Rubber Industry Co., Ltd.	213,000	244,758
Chicony Electronics Co., Ltd.	71,788	208,084
China Airlines, Ltd.	333,000	92,980
China Development Financial Holding Corp.	1,446,000	464,984
China Life Insurance Co., Ltd. (a)	291,386	216,480
China Steel Corp.	1,317,000	927,476
Chunghwa Telecom Co., Ltd.	416,000	1,652,125
Compal Electronics, Inc.	468,000	306,329
CTBC Financial Holding Co., Ltd.	1,919,040	1,329,968
Delta Electronics, Inc.	218,000	1,243,994
E.Sun Financial Holding Co., Ltd.	1,168,240	1,106,567
Eclat Textile Co., Ltd.	20,550	239,389
Eva Airways Corp.	265,619	101,500
Evergreen Marine Corp. Taiwan, Ltd. (a)	279,252	102,164
Far Eastern New Century Corp.	317,000	301,052
Far EasTone Telecommunications Co., Ltd.	184,000	424,823
Feng TAY Enterprise Co., Ltd.	39,468	223,842
First Financial Holding Co., Ltd.	1,087,941	838,743
Formosa Chemicals & Fibre Corp.	393,000	1,012,221
Formosa Petrochemical Corp.	124,000	375,309
Formosa Plastics Corp.	418,000	1,244,584
Formosa Taffeta Co., Ltd.	98,000	121,398
Foxconn Technology Co., Ltd.	106,830	205,713
Fubon Financial Holding Co., Ltd.	743,000	1,109,311
Giant Manufacturing Co., Ltd.	32,000	287,634
Globalwafers Co., Ltd.	25,000	344,329
Highwealth Construction Corp.	73,000	108,145
Hiwin Technologies Corp.	25,186	252,520
Hon Hai Precision Industry Co., Ltd.	1,368,800	4,019,007
Hotai Motor Co., Ltd.	34,000	815,209
Hua Nan Financial Holdings Co., Ltd.	860,041	585,355
Innolux Corp.	948,000	255,357
Inventec Corp.	291,000	248,431
Largan Precision Co., Ltd.	11,000	1,529,439
Lite-On Technology Corp.	244,958	385,724
MediaTek, Inc.	166,000	3,281,923
Mega Financial Holding Co., Ltd.	1,190,000	1,250,866
Micro-Star International Co., Ltd.	75,000	274,572
Nan Ya Plastics Corp.	564,000	1,238,765
Nanya Technology Corp.	136,000	283,749
Nien Made Enterprise Co., Ltd.	20,000	196,023
Novatek Microelectronics Corp.	63,000	489,618
Pegatron Corp.	223,000	486,394
Phison Electronics Corp.	16,000	161,010
Pou Chen Corp.	242,000	237,400
Powertech Technology, Inc.	80,000	292,024
Security Description	Shares	Value
President Chain Store Corp.	62,000	$ 623,699
Quanta Computer, Inc.	309,000	747,608
Realtek Semiconductor Corp.	52,000	530,011
Ruentex Development Co., Ltd.	63,840	110,936
Shanghai Commercial & Savings Bank, Ltd.	380,736	590,484
Shin Kong Financial Holding Co., Ltd.	1,271,084	372,356
SinoPac Financial Holdings Co., Ltd.	1,099,457	406,391
Standard Foods Corp.	48,512	103,843
Synnex Technology International Corp.	154,700	219,174
Taishin Financial Holding Co., Ltd.	1,092,408	496,670
Taiwan Business Bank	619,558	227,824
Taiwan Cement Corp.	506,740	737,323
Taiwan Cooperative Financial Holding Co., Ltd.	986,774	696,582
Taiwan High Speed Rail Corp.	228,000	283,399
Taiwan Mobile Co., Ltd.	187,000	701,282
Taiwan Semiconductor Manufacturing Co., Ltd.	2,710,000	28,941,477
Tatung Co., Ltd. (a)	184,000	131,473
Uni-President Enterprises Corp.	528,000	1,279,241
United Microelectronics Corp.	1,212,000	655,256
Vanguard International Semiconductor Corp.	98,000	260,580
Walsin Technology Corp.	35,000	213,899
Win Semiconductors Corp.	38,000	387,983
Winbond Electronics Corp.	358,000	163,339
Wistron Corp.	316,101	385,890
Wiwynn Corp.	9,000	246,042
WPG Holdings, Ltd.	174,880	233,336
Yageo Corp.	40,556	528,357
Yuanta Financial Holding Co., Ltd.	1,015,000	604,055
Zhen Ding Technology Holding, Ltd.	59,000	258,920
		78,341,785
THAILAND — 2.2%
Advanced Info Service PCL	129,700	776,333
Airports of Thailand PCL	477,700	935,076
Asset World Corp. PCL	660,600	82,501
B Grimm Power PCL	85,100	147,306
Bangkok Bank PCL	12,400	43,211
Bangkok Bank PCL NVDR	39,300	137,085
Bangkok Commercial Asset Management PCL	187,300	147,258
Bangkok Dusit Medical Services PCL Class F	1,038,800	756,224
Bangkok Expressway & Metro PCL	829,899	255,085
Berli Jucker PCL	128,600	164,352
BTS Group Holdings PCL	795,184	290,725
Bumrungrad Hospital PCL	42,300	159,442

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Central Pattana PCL	255,800	$ 403,470
Central Retail Corp. PCL (a)	193,558	205,097
Charoen Pokphand Foods PCL	435,000	446,858
CP ALL PCL (a)	638,900	1,400,484
Electricity Generating PCL	32,200	257,329
Energy Absolute PCL (b)	157,619	200,163
Global Power Synergy PCL Class F	78,400	186,440
Gulf Energy Development PCL	229,600	280,430
Home Product Center PCL	655,700	326,710
Indorama Ventures PCL	180,400	161,970
Intouch Holdings PCL Class F	255,800	465,542
IRPC PCL	1,451,700	123,059
Kasikornbank PCL	190,100	574,667
Krung Thai Bank PCL	368,300	122,737
Krungthai Card PCL	80,000	77,651
Land & Houses PCL	921,653	226,630
Minor International PCL (a)(b)	300,600	197,434
Muangthai Capital PCL (a)	74,900	126,015
Osotspa PCL	79,900	98,235
PTT Exploration & Production PCL	158,800	471,403
PTT Global Chemical PCL	251,900	376,943
PTT PCL	1,250,400	1,527,222
Ratch Group PCL	85,200	171,599
Siam Cement PCL	86,979	1,035,615
Siam Commercial Bank PCL	93,600	219,558
Srisawad Corp. PCL (a)	79,900	133,134
Thai Oil PCL	119,300	170,801
Thai Union Group PCL Class F	394,200	164,529
TMB Bank PCL	2,025,518	68,812
Total Access Communication PCL	83,100	105,530
True Corp. PCL (b)	1,233,437	135,685
		14,356,350
TURKEY — 0.4%
Akbank T.A.S. (a)	318,803	282,771
Anadolu Efes Biracilik Ve Malt Sanayii A/S	25,464	79,193
Aselsan Elektronik Sanayi Ve Ticaret A/S	40,275	190,094
BIM Birlesik Magazalar A/S	47,786	473,692
Eregli Demir ve Celik Fabrikalari TAS	151,859	190,080
Ford Otomotiv Sanayi A/S	8,854	91,861
Haci Omer Sabanci Holding A/S	117,588	158,306
KOC Holding A/S	82,839	217,840
TAV Havalimanlari Holding A/S	21,391	60,591
Tupras Turkiye Petrol Rafinerileri A/S (a)	13,756	179,914
Turk Hava Yollari AO (a)	65,005	118,304
Turkcell Iletisim Hizmetleri A/S	122,127	291,111
Turkiye Garanti Bankasi A/S (a)	258,383	318,529
Turkiye Is Bankasi A/S Class C (a)	168,086	137,260
Yapi ve Kredi Bankasi A/S (a)	306,504	109,355
		2,898,901
Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.5%
Abu Dhabi Commercial Bank PJSC	318,366	$ 431,398
Aldar Properties PJSC	411,014	201,202
Dubai Islamic Bank PJSC	205,183	214,130
Emaar Malls PJSC (a)	305,084	114,997
Emaar Properties PJSC (a)	385,976	291,605
Emirates NBD Bank PJSC	136,410	332,320
Emirates Telecommunications Group Co. PJSC	189,710	854,910
First Abu Dhabi Bank PJSC	298,058	924,563
		3,365,125
TOTAL COMMON STOCKS (Cost $532,459,344)		624,698,828

RIGHTS — 0.0% (e)
CHINA — 0.0% (e)
Legend Holdings Corp. (expiring 5/19/23) (a) (d)	3,446	—
SOUTH KOREA — 0.0% (e)
Korean Air Lines Co., Ltd. (expiring 7/10/20) (a)	3,875	5,557
THAILAND — 0.0% (e)
Minor International PCL (expiring 7/23/20) (a)	36,658	1,661
TOTAL RIGHTS (Cost $23,242)		7,218
WARRANTS — 2.2%
SWITZERLAND — 2.2%
UBS AG (expiring 11/26/20) (a)	3,600	3,920,879
UBS AG (expiring 5/28/27)	4,202	4,576,457
UBS AG (expiring 8/31/20) (a)	5,200	5,663,611
		14,160,947
THAILAND — 0.0% (e)
BTS Group Holdings PCL (expiring 2/16/21) (a)	79,518	2,933
TOTAL WARRANTS (Cost $12,505,203)		14,163,880
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (g) (h)	12,999,346	13,004,546

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	2,220,350	$ 2,220,350
TOTAL SHORT-TERM INVESTMENTS (Cost $15,223,407)		15,224,896
TOTAL INVESTMENTS — 99.2% (Cost $560,211,196)		654,094,822
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		5,568,539
NET ASSETS — 100.0%		$ 659,663,361
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the securities is $2,086, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	458	09/18/2020	$22,190,722	$22,572,530	$381,808
During the fiscal year ended June 30, 2020, average notional value related to futures contracts was $16,797,762.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$151,788,669	$472,908,073	$2,086	$624,698,828
Rights	5,557	1,661	0(a)	7,218
Warrants	4,576,457	9,587,423	—	14,163,880
Short-Term Investments	15,224,896	—	—	15,224,896
TOTAL INVESTMENTS	$171,595,579	$482,497,157	$2,086	$654,094,822
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	381,808	—	—	381,808
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 381,808	$ —	$ —	$ 381,808
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$171,977,387	$482,497,157	$2,086	$654,476,630
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Top Five Sectors as of June 30, 2020

Description	% of Net Assets
Financials	18.8%
Consumer Discretionary	16.5
Information Technology	16.1
Communication Services	13.4
Materials	6.7
TOTAL	71.5%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,395,448	$13,396,788	$77,871,194	$78,247,111	$(17,664)	$1,339	12,999,346	$13,004,546	$103,883
State Street Navigator Securities Lending Portfolio II	4,915,751	4,915,751	17,292,156	19,987,557	—	—	2,220,350	2,220,350	28,178
Total		$18,312,539	$95,163,350	$98,234,668	$(17,664)	$1,339		$15,224,896	$132,061
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$638,869,926
Investments in affiliated issuers, at value	15,224,896
Total Investments	654,094,822
Foreign currency, at value	3,632,925
Cash at broker	1,948,257
Receivable from broker — accumulated variation margin on futures contracts	382,971
Receivable for investments sold	299,892
Receivable for fund shares sold	13,667
Dividends receivable — unaffiliated issuers	1,991,631
Dividends receivable — affiliated issuers	4,613
Securities lending income receivable — unaffiliated issuers	8,277
Securities lending income receivable — affiliated issuers	2,494
Receivable from Adviser	96,937
Receivable for foreign taxes recoverable	12,686
TOTAL ASSETS	662,489,172
LIABILITIES
Payable upon return of securities loaned	2,220,350
Payable for fund shares repurchased	434,667
Advisory fee payable	75,251
Administration fees payable	26,877
Transfer agent fees payable	1,016
Registration and filing fees payable	1,017
Professional fees payable	29,569
Printing and postage fees payable	7,008
Accrued expenses and other liabilities	30,056
TOTAL LIABILITIES	2,825,811
NET ASSETS	$659,663,361
NET ASSETS CONSIST OF:
Paid-in Capital	$603,754,452
Total distributable earnings (loss)	55,908,909
NET ASSETS	$659,663,361
Class K
Net Assets	$659,663,361
Shares Outstanding	10,611,199
Net asset value, offering and redemption price per share	$ 62.17
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$544,987,789
Investments in affiliated issuers	15,223,407
Total cost of investments	$560,211,196
Foreign currency, at cost	$ 3,598,229
* Includes investments in securities on loan, at value	$ 11,693,701
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 2,782
Dividend income — unaffiliated issuers	7,362,227
Dividend income — affiliated issuers	103,883
Unaffiliated securities lending income	61,555
Affiliated securities lending income	28,178
Foreign taxes withheld	(619,960)
TOTAL INVESTMENT INCOME (LOSS)	6,938,665
EXPENSES
Advisory fee	455,591
Administration fees	162,711
Custodian fees	176,842
Trustees’ fees and expenses	15,257
Transfer agent fees	7,038
Registration and filing fees	26,722
Professional fees	27,664
Printing and postage fees	12,037
Insurance expense	1,769
Miscellaneous expenses	98,002
TOTAL EXPENSES	983,633
Expenses waived/reimbursed by the Adviser	(428,646)
NET EXPENSES	554,987
NET INVESTMENT INCOME (LOSS)	$ 6,383,678
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(16,408,423)
Investments — affiliated issuers	(17,664)
Foreign currency transactions	(199,150)
Futures contracts	(5,125,035)
Net realized gain (loss)	(21,750,272)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(62,112,194)
Investments — affiliated issuers	1,339
Foreign currency translations	(37,572)
Futures contracts	(420,163)
Net change in unrealized appreciation/depreciation	(62,568,590)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(84,318,862)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(77,935,184)
** Includes foreign deferred taxes	$ 572,218
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,383,678	$ 20,892,219
Net realized gain (loss)	(21,750,272)	(15,981,174)
Net change in unrealized appreciation/depreciation	(62,568,590)	105,822,061
Net increase (decrease) in net assets resulting from operations	(77,935,184)	110,733,106
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(20,604,294)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	100,536,792	207,852,420
Reinvestment of distributions	—	20,544,136
Cost of shares redeemed	(106,650,273)	(155,243,629)
Net increase (decrease) in net assets from beneficial interest transactions	(6,113,481)	73,152,927
Net increase (decrease) in net assets during the period	(84,048,665)	163,281,739
Net assets at beginning of period	743,712,026	580,430,287
NET ASSETS AT END OF PERIOD	$ 659,663,361	$ 743,712,026
SHARES OF BENEFICIAL INTEREST:
Class K(a)
Shares sold	1,683,722	3,203,373
Reinvestment of distributions	—	297,957
Shares redeemed	(1,895,247)	(2,384,662)
Net increase (decrease) from share transactions	(211,525)	1,116,668
(a)	On April 17, 2020, the State Street Emerging Markets Equity Index Fund underwent a 1-for-5 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)	For the Period 12/21/15* - 12/31/15(a)
Net asset value, beginning of period	$ 68.70	$ 59.80	$ 72.30	$ 54.10	$ 49.95	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.59	2.00	1.60	1.45	1.05	0.10
Net realized and unrealized gain (loss)	(7.12)	8.85	(12.30)	18.60	4.35	(0.05)
Total from investment operations	(6.53)	10.85	(10.70)	20.05	5.40	0.05
Distributions to shareholders from:
Net investment income	—	(1.95)	(1.35)	(1.50)	(1.10)	(0.10)
Net realized gains	—	—	(0.45)	(0.35)	(0.15)	—
Total distributions	—	(1.95)	(1.80)	(1.85)	(1.25)	(0.10)
Net asset value, end of period	$ 62.17	$ 68.70	$ 59.80	$ 72.30	$ 54.10	$ 49.95
Total return (c)	(9.51)%	18.13%	(14.77)%	37.19%	10.81%	0.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$659,663	$743,712	$580,430	$607,947	$374,808	$165,807
Ratios to Average Net Assets:
Total expenses	0.30%(d)	0.33%	0.33%	0.34%	0.56%	0.83%(d)
Net expenses	0.17%(d)	0.17%	0.17%	0.17%	0.18%	0.17%(d)
Net investment income (loss)	1.96%(d)	3.10%	2.36%	2.23%	1.98%	8.03%(d)
Portfolio turnover rate	5%(e)	13%	7%	6%	14%	0%(e)(f)
*	Commencement of operations.
(a)	On April 17, 2020, the State Street Emerging Markets Equity Index Fund underwent a 1-for-5 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
(f)	Amount shown represents less than 0.5%.
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A	Not Commenced	Diversified
	Class I	Not Commenced	Diversified
	Class K	December 21, 2015	Diversified
The State Street Emerging Markets Equity Index Fund was formed on December 18, 2015, and Class K commenced operations on December 21, 2015.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

For the period ended June 30, 2020, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$382,971	$—	$382,971
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(5,125,035)	$—	$(5,125,035)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(420,163)	$—	$(420,163)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until April 30, 2021, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with the approval of the Board. For the period ended June 30, 2020, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $428,646.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of June 30, 2020, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$32,206,271	$37,880,371
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$570,256,409	$159,566,046	$75,345,825	$84,220,221
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$ 11,693,701	$ 2,220,350	$ 10,176,917	$ 12,397,267
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2020:
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Emerging Markets Equity Index Fund	Common Stocks	$2,220,350	$—	$—	$—	$2,220,350	$2,220,350
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of June 30, 2020.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

11.    Share Splits
The Board authorized a 1-for-5 reverse share split for the State Street Emerging Markets Equity Index Fund effective after the close of trading on April 17, 2020 for the shareholders of record on April 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of five, while increasing the NAV of shares outstanding by a factor of five, resulting in no effect to the net assets of the Fund. The financial statements and financial highlights for the Fund have been adjusted to reflect the reverse share split.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street Emerging Markets Equity Index Fund	0.17%	$904.90	$0.81	$1,024.00	$0.86
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS INAPPROVING CONTINUATION OF INVESTMENTADVISORYAGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Emerging Markets Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one- and three-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
___________________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order. reasonably necessary to permit the Board to evaluate the proposal fully.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past two calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one- and three-year periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund’s performance was below the median of its Performance Group and its Lipper Index for the 1- and 3-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-year period and above the median of its Performance Universe for the 3-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
39

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSIITEMMKTSSAR

Semi-Annual Report
June 30, 2020
State Street Institutional Investment Trust
State Street International Value Spotlight Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street International Value Spotlight Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2020

% of Net Assets
Common Stocks	92.4%
Short-Term Investment	7.7
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 92.4%
CHINA — 13.3%
China Construction Bank Corp. Class H	58,000	$ 47,177
CITIC Securities Co., Ltd. Class H	23,000	43,872
Dali Foods Group Co., Ltd. (a)	68,500	41,749
Haitian International Holdings, Ltd.	20,000	40,728
Zhuzhou CRRC Times Electric Co., Ltd. Class H	17,400	44,621
		218,147
FRANCE — 14.4%
BNP Paribas SA (b)	1,147	45,813
Dassault Aviation SA (b)	49	44,943
Ipsen SA	616	52,240
Sanofi	459	46,796
Societe Generale SA (b)	2,824	47,202
		236,994
GERMANY — 3.2%
Bayerische Motoren Werke AG	816	52,078
HONG KONG — 5.5%
Shanghai Industrial Holdings, Ltd.	27,000	41,705
WH Group, Ltd. (a)	56,000	48,395
		90,100
HUNGARY — 2.8%
Richter Gedeon Nyrt	2,220	46,007
INDONESIA — 2.8%
Bank Mandiri Persero Tbk PT	131,700	45,730
JAPAN — 13.8%
Mitsubishi UFJ Financial Group, Inc.	10,300	40,570
Ono Pharmaceutical Co., Ltd.	1,800	52,580
Sumitomo Mitsui Financial Group, Inc.	1,400	39,543
Tokyo Broadcasting System Holdings, Inc.	3,100	49,630
Zeon Corp.	4,800	44,365
		226,688
MEXICO — 3.0%
Fresnillo PLC	4,714	49,118
NETHERLANDS — 2.4%
Boskalis Westminster (b)	1,996	39,402
SOUTH KOREA — 8.4%
Hyundai Motor Co.	561	46,082
KT&G Corp.	675	44,082
Samsung Electronics Co., Ltd. Preference Shares	1,203	46,862
		137,026
Security Description	Shares	Value
SPAIN — 2.7%
Banco Bilbao Vizcaya Argentaria SA	12,665	$ 43,592
SWITZERLAND — 9.0%
ABB, Ltd.	2,244	50,895
Credit Suisse Group AG	4,844	50,396
LafargeHolcim, Ltd.	1,060	46,015
		147,306
TAIWAN — 2.3%
Catcher Technology Co., Ltd.	5,000	37,891
UNITED KINGDOM — 5.4%
CNH Industrial NV (b)	6,765	47,513
Standard Chartered PLC	7,689	41,563
		89,076
UNITED STATES — 3.4%
Newmont Corp.	900	55,427
TOTAL COMMON STOCKS (Cost $1,573,346)		1,514,582

SHORT-TERM INVESTMENT — 7.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c) (d) (Cost $126,911)	126,911	126,911
TOTAL INVESTMENTS — 100.1% (Cost $1,700,257)		1,641,493
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,620)
NET ASSETS — 100.0%		$ 1,639,873
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.5% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.

See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 55,427	$1,459,155	$—	$1,514,582
Short-Term Investment	126,911	—	—	126,911
TOTAL INVESTMENTS	$182,338	$1,459,155	$—	$1,641,493
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	27.2%
Industrials	18.9
Health Care	12.0
Materials	11.9
Consumer Staples	8.2
Consumer Discretionary	6.0
Information Technology	5.2
Communication Services	3.0
Short-Term Investment	7.7
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,937	$11,937	$385,499	$270,525	$—	$—	126,911	$126,911	$249
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$1,514,582
Investments in affiliated issuers, at value	126,911
Total Investments	1,641,493
Foreign currency, at value	19,904
Dividends receivable — unaffiliated issuers	5,299
Dividends receivable — affiliated issuers	16
Receivable from Adviser	14,868
Receivable for foreign taxes recoverable	3,969
TOTAL ASSETS	1,685,549
LIABILITIES
Advisory fee payable	1,010
Administration fees payable	67
Trustees’ fees and expenses payable	810
Transfer agent fees payable	170
Registration and filing fees payable	2,723
Professional fees payable	34,695
Printing and postage fees payable	3,999
Accrued expenses and other liabilities	2,202
TOTAL LIABILITIES	45,676
NET ASSETS	$1,639,873
NET ASSETS CONSIST OF:
Paid-in Capital	$1,999,662
Total distributable earnings (loss)	(359,789)
NET ASSETS	$1,639,873
NET ASSET VALUE PER SHARE Class K
Net Assets	$1,639,873
Shares Outstanding	200,000
Net asset value, offering and redemption price per share	$ 8.20
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,573,346
Investments in affiliated issuers	126,911
Total cost of investments	$1,700,257
Foreign currency, at cost	$ 19,936
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME (LOSS)
Dividend income — unaffiliated issuers	$ 27,640
Dividend income — affiliated issuers	249
Foreign taxes withheld	(2,157)
TOTAL INVESTMENT INCOME (LOSS)	25,732
EXPENSES
Advisory fee	6,084
Administration fees	406
Custodian fees	24,426
Trustees’ fees and expenses	18,367
Transfer agent fees	732
Registration and filing fees	14,389
Professional fees	30,648
Printing and postage fees	5,794
Insurance expense	4
Miscellaneous expenses	1,727
TOTAL EXPENSES	102,577
Expenses waived/reimbursed by the Adviser	(96,493)
NET EXPENSES	6,084
NET INVESTMENT INCOME (LOSS)	$ 19,648
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(77,524)
Foreign currency transactions	(1,021)
Net realized gain (loss)	(78,545)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(208,161)
Foreign currency translations	(149)
Net change in unrealized appreciation/depreciation	(208,310)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(286,855)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(267,207)
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 19,648	$ 36,412
Net realized gain (loss)	(78,545)	(87,228)
Net change in unrealized appreciation/depreciation	(208,310)	378,454
Net increase (decrease) in net assets resulting from operations	(267,207)	327,638
Distributions to shareholders	—	(37,400)
Net increase (decrease) in net assets during the period	(267,207)	290,238
Net assets at beginning of period	1,907,080	1,616,842
NET ASSETS AT END OF PERIOD	$1,639,873	$1,907,080
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—
Shares redeemed	—	—
Net increase (decrease) from share transactions	—	—
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 07/14/16* - 12/31/16
Net asset value, beginning of period	$ 9.54	$ 8.08	$ 12.56	$11.25	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.10	0.18	0.21	0.24	0.02
Net realized and unrealized gain (loss)	(1.44)	1.47	(2.66)	2.56	1.44
Total from investment operations	(1.34)	1.65	(2.45)	2.80	1.46
Distributions to shareholders from:
Net investment income	—	(0.19)	(0.22)	(0.24)	(0.02)
Net realized gains	—	—	(1.81)	(1.25)	(0.19)
Total distributions	—	(0.19)	(2.03)	(1.49)	(0.21)
Net asset value, end of period	$ 8.20	$ 9.54	$ 8.08	$12.56	$11.25
Total return (b)	(14.05)%	20.39%	(19.32)%	25.03%	14.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 1,640	$1,907	$ 1,617	$2,512	$2,250
Ratios to average net assets:
Total expenses	12.65%(c)	12.74%	7.58%	7.26%	7.76%(c)
Net expenses	0.75%(c)	0.75%	0.75%	0.75%	0.75%(c)
Net investment income (loss)	2.42%(c)	2.09%	1.76%	1.86%	0.44%(c)
Portfolio turnover rate	44%(d)	35%	63%	45%	26%(d)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Value Spotlight Fund	Class A	Not commenced	Non-diversified
	Class I	Not commenced
	Class K	July 14, 2016
The State Street International Value Spotlight Fund was formed on July 13, 2016 and commenced operations on July 14, 2016.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an investment advisory agreement with SSGA FM. For the services provided under the investment advisory agreement, the Fund pays the Adviser a fee at an annual rate of 0.75% of its average daily net assets.
The Adviser has entered into a sub-advisory agreement with State Street Global Advisors Ireland Limited (the “Sub-Adviser”), a wholly-owned subsidiary of State Street Corporation, pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Fund. The Sub-Adviser receives fees from the Adviser for its services provided to the Fund.
SSGA FM is contractually obligated until April 30, 2021, to waive up to the full amount of its advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.70% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Board. For the period ended June 30, 2020, SSGA FM reimbursed or waived the fees under this agreement as shown on the Statement of Operations.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund's Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund's net assets attributable to its Class A shares. As of June 30, 2020, the Fund's Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, record keeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2020, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street International Value Spotlight Fund	1	100.00%
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
State Street International Value Spotlight Fund	$686,024	$760,958
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019,SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Value Spotlight Fund	$1,709,915	$124,651	$193,073	$(68,422)
7.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of June 30, 2020.
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street International Value Spotlight Fund	0.75%	$1,140.50	$3.99	$1,021.10	$3.77
(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Value Spotlight Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between SSGA FM and State Street Global Advisors Ireland Limited (the “Sub-Adviser” and, together with SSGA FM, the “Advisers”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Advisers in connection with their consideration of approval of the Agreements. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one- and three-year periods ended December 31, 2019, to the
___________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past calendar year; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Profitability analyses for (a) the Advisers with respect to the Fund and (b) affiliates of the Advisers that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Advisers, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Advisers
•	Reports detailing the financial results and condition of the Advisers and their affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Advisers;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Advisers to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Advisers' technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Advisers; and
•	Information regarding the Advisers’ risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and Sub-Advisory Agreement and agreements with other service providers of the Fund;
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o The Sub-Adviser, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Advisers, State Street and the Distributor with respect to the Fund providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Advisers and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisers relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Agreements effective June 1, 2020, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Advisers.
The Board considered the Advisers’ management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisers in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Advisers in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Advisers and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Advisers can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-year period ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street International Value Spotlight Fund. The Board considered that the Fund’s performance was above the median of the Performance Universe and its Lipper Index for the 1- and 3-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1-year period and below the median of its Performance Group for the 3-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Advisers to the fees charged and services provided to other clients of the Advisers, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. The Board also considered that the sub-advisory fees are paid to the Sub-Adviser by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street International Value Spotlight Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisers, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Profitability
The Board reviewed the level of profits realized by the Adviser, including the profits realized by the Sub-Adviser, and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Advisers and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreement.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Advisers possess the capability and resources to perform the duties required of them under the Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
20

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSIITSPOTSAR

Semi-Annual Report
June 30, 2020
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

State Street Target Retirement Fund
PORTFOLIO STATISTICS (UNAUDITED)
The Target Retirement Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, Target Retirement 2060 and Target Retirement 2065 Funds are referred to individually as a “Fund” and collectively as the “Target Retirement Funds” or the “Funds”.
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) invests the assets of each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.
Asset Allocation as of June 30, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	46.5%
Domestic Equity	19.0
Inflation Linked	17.9
International Equity	11.6
Real Estate	5.0
Short Term Investments	9.1
Liabilities in Excess of Other Assets	(9.1)
TOTAL	100.0%
See accompanying notes to financial statements.
1

State Street Target Retirement 2020 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	35.3%
Domestic Equity	25.8
Inflation Linked	17.9
International Equity	16.1
Real Estate	5.0
Short Term Investments	1.3
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
See accompanying notes to financial statements.
2

State Street Target Retirement 2025 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	33.9%
Domestic Fixed Income	30.3
International Equity	22.7
Inflation Linked	10.3
Real Estate	2.8
Short Term Investments	0.6
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
See accompanying notes to financial statements.
3

State Street Target Retirement 2030 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	40.2%
Domestic Fixed Income	29.6
International Equity	28.9
Inflation Linked	1.0
Real Estate	0.2
Short Term Investments	2.3
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
See accompanying notes to financial statements.
4

State Street Target Retirement 2035 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	44.6%
International Equity	32.3
Domestic Fixed Income	23.1
Short Term Investments	1.9
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
See accompanying notes to financial statements.
5

State Street Target Retirement 2040 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	48.2%
International Equity	34.9
Domestic Fixed Income	16.9
Short Term Investments	0.7
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
See accompanying notes to financial statements.
6

State Street Target Retirement 2045 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.0%
International Equity	36.8
Domestic Fixed Income	12.0
Short Term Investments	2.6
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
See accompanying notes to financial statements.
7

State Street Target Retirement 2050 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	52.5%
International Equity	37.9
Domestic Fixed Income	9.5
Short Term Investments	0.4
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
See accompanying notes to financial statements.
8

State Street Target Retirement 2055 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	52.4%
International Equity	37.9
Domestic Fixed Income	9.5
Short Term Investments	1.6
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
See accompanying notes to financial statements.
9

State Street Target Retirement 2060 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	52.4%
International Equity	37.9
Domestic Fixed Income	9.5
Short Term Investments	7.8
Liabilities in Excess of Other Assets	(7.6)
TOTAL	100.0%
See accompanying notes to financial statements.
10

State Street Target Retirement 2065 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2020 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	50.4%
International Equity	36.7
Domestic Fixed Income	9.3
Short Term Investments	0.8
Other Assets in Excess of Liabilities	2.8
TOTAL	100.0%
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 19.0%
State Street Equity 500 Index II Portfolio	236,741	$ 69,327,312
State Street Small/Mid Cap Equity Index Portfolio	55,017	13,183,608
		82,510,920
DOMESTIC FIXED INCOME — 46.5%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	299,488	30,296,206
SPDR Portfolio Short Term Corporate Bond ETF	551,266	17,276,676
SPDR Portfolio Short Term Treasury ETF (b)	2,222,747	68,282,788
State Street Aggregate Bond Index Portfolio	800,555	86,363,888
		202,219,558
INFLATION LINKED — 17.9%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	3,830,641	77,876,932
INTERNATIONAL EQUITY — 11.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	529,055	50,244,322
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	562,102	21,938,841
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $408,870,707)		434,790,573
SHORT-TERM INVESTMENTS — 9.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c)(d)	709,646	709,646
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	38,929,049	$ 38,929,049
TOTAL SHORT-TERM INVESTMENTS (Cost $39,638,695)		$ 39,638,695
TOTAL INVESTMENTS—109.1% (Cost $448,509,402)		474,429,268
LIABILITIES IN EXCESS OF OTHER ASSETS—(9.1)%		(39,471,691)
NET ASSETS—100.0%		$ 434,957,577
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$434,790,573	$—	$—	$434,790,573
Short-Term Investments	39,638,695	—	—	39,638,695
TOTAL INVESTMENTS	$474,429,268	$—	$—	$474,429,268
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases*	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,011,577	$ 39,447,025	$ 43,663,141	$ 8,326,402	$ 182,461	$ 2,910,707	3,830,641	$ 77,876,932	$ 440,372
SPDR Bloomberg Barclays High Yield Bond ETF	140,001	15,335,709	16,269,038	1,645,824	(153,220)	490,503	299,488	30,296,206	571,253
SPDR Dow Jones Global Real Estate ETF	213,856	11,017,861	12,829,590	740,787	(170,214)	(997,609)	562,102	21,938,841	260,090
SPDR Portfolio Short Term Corporate Bond ETF	284,632	8,778,051	9,920,102	2,112,514	(24,837)	715,874	551,266	17,276,676	128,002
SPDR Portfolio Short Term Treasury ETF	1,156,208	34,639,992	41,414,060	8,687,627	266,834	649,529	2,222,747	68,282,788	237,707
State Street Aggregate Bond Index Portfolio	4,270,245	43,770,015	50,701,047	11,884,549	561,602	3,215,773	800,555	86,363,888	775,840
State Street Equity 500 Index II Portfolio	2,433,925	36,776,602	35,037,263	9,889,579	266,711	7,136,315	236,741	69,327,312	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,074,612	22,115,361	30,862,653	6,472,960	(1,344,211)	5,083,479	529,055	50,244,322	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	885,816	885,816	25,241,116	25,417,286	—	—	709,646	709,646	2,531
State Street Navigator Securities Lending Portfolio II	—	—	357,349,581	318,420,532	—	—	38,929,049	38,929,049	51,339
State Street Small/Mid Cap Equity Index Portfolio	544,010	6,925,254	6,733,453	2,450,000	(215,462)	2,190,363	55,017	13,183,608	—
Total		$219,691,686	$630,021,044	$396,048,060	$ (630,336)	$21,394,934		$474,429,268	$2,467,134
*	Includes $119,833,539 from the merger with State Street Target Retirement 2015 Fund. (See Note 10)
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.1% (a)
DOMESTIC EQUITY — 25.8%
State Street Equity 500 Index II Portfolio	515,544	$ 150,971,983
State Street Small/Mid Cap Equity Index Portfolio	134,264	32,173,693
		183,145,676
DOMESTIC FIXED INCOME — 35.3%
SPDR Bloomberg Barclays High Yield Bond ETF	488,783	49,445,288
SPDR Portfolio Short Term Corporate Bond ETF (b)	353,834	11,089,158
SPDR Portfolio Short Term Treasury ETF (b)	1,398,781	42,970,552
State Street Aggregate Bond Index Portfolio	1,364,809	147,235,605
		250,740,603
INFLATION LINKED — 17.9%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	6,252,832	127,120,075
INTERNATIONAL EQUITY — 16.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,201,502	114,106,664
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	917,474	35,809,010
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $682,323,210)		710,922,028
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c)(d)	146,303	146,302
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	9,498,250	$ 9,498,250
TOTAL SHORT-TERM INVESTMENTS (Cost $9,644,552)		$ 9,644,552
TOTAL INVESTMENTS—101.4% (Cost $691,967,762)		720,566,580
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.4)%		(10,143,163)
NET ASSETS—100.0%		$ 710,423,417
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$710,922,028	$—	$—	$710,922,028
Short-Term Investments	9,644,552	—	—	9,644,552
TOTAL INVESTMENTS	$720,566,580	$—	$—	$720,566,580
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	7,242,468	$142,024,798	$ 12,766,913	$ 32,036,081	$ 594,304	$ 3,770,141	6,252,832	$127,120,075	$ 754,846
SPDR Bloomberg Barclays High Yield Bond ETF	504,405	55,252,524	6,132,361	7,811,671	(865,192)	(3,262,734)	488,783	49,445,288	1,187,859
SPDR Dow Jones Global Real Estate ETF	770,441	39,693,119	8,931,795	4,192,408	(781,594)	(7,841,902)	917,474	35,809,010	492,018
SPDR Portfolio Short Term Corporate Bond ETF	127,963	3,946,379	7,827,255	1,039,941	16,356	339,109	353,834	11,089,158	70,839
SPDR Portfolio Short Term Treasury ETF	474,514	14,216,439	30,766,359	2,373,937	47,607	314,084	1,398,781	42,970,552	119,785
State Street Aggregate Bond Index Portfolio	19,207,489	196,876,757	18,915,285	76,565,057	3,129,681	4,878,939	1,364,809	147,235,605	1,882,955
State Street Equity 500 Index II Portfolio	11,935,738	180,349,008	10,308,713	33,513,554	1,797,007	(7,969,191)	515,544	150,971,983	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	11,138,131	118,732,478	26,462,404	21,608,440	(3,481,393)	(5,998,385)	1,201,502	114,106,664	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,011,720	2,011,720	63,619,065	65,484,483	—	—	146,303	146,302	6,294
State Street Navigator Securities Lending Portfolio II	4,036,500	4,036,500	443,901,807	438,440,057	—	—	9,498,250	9,498,250	108,489
State Street Small/Mid Cap Equity Index Portfolio	2,766,643	35,219,362	5,430,000	7,745,001	(290,819)	(439,849)	134,264	32,173,693	—
Total		$792,359,084	$635,061,957	$690,810,630	$ 165,957	$(16,209,788)		$720,566,580	$4,623,085
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 33.9%
State Street Equity 500 Index II Portfolio	912,907	$ 267,335,701
State Street Small/Mid Cap Equity Index Portfolio	267,477	64,095,524
		331,431,225
DOMESTIC FIXED INCOME — 30.3%
SPDR Bloomberg Barclays High Yield Bond ETF	605,260	61,228,101
SPDR Portfolio Long Term Treasury ETF	918,060	43,066,195
SPDR Portfolio Short Term Corporate Bond ETF	31,153	976,335
SPDR Portfolio Short Term Treasury ETF	64,821	1,991,301
State Street Aggregate Bond Index Portfolio	1,755,329	189,364,899
		296,626,831
INFLATION LINKED — 10.3%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	4,940,108	100,432,396
INTERNATIONAL EQUITY — 22.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,341,553	222,377,300
REAL ESTATE — 2.8%
SPDR Dow Jones Global Real Estate ETF (b)	690,783	26,961,260
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $937,535,266)		977,829,012
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c)(d)	2,984,676	$ 2,984,676
State Street Navigator Securities Lending Portfolio II (e)(f)	2,393,626	2,393,626
TOTAL SHORT-TERM INVESTMENTS (Cost $5,378,302)		$ 5,378,302
TOTAL INVESTMENTS—100.6% (Cost $942,913,568)		983,207,314
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.6)%		(5,529,974)
NET ASSETS—100.0%		$ 977,677,340
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$977,829,012	$—	$—	$977,829,012
Short-Term Investments	5,378,302	—	—	5,378,302
TOTAL INVESTMENTS	$983,207,314	$—	$—	$983,207,314
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	—	$ —	$ 99,948,313	$ 1,775,742	$ 48,260	$ 2,211,565	4,940,108	$100,432,396	$ 495,083
SPDR Bloomberg Barclays High Yield Bond ETF	571,127	62,561,251	12,784,573	9,408,442	(852,141)	(3,857,139)	605,260	61,228,101	1,391,822
SPDR Dow Jones Global Real Estate ETF	508,118	26,178,239	8,549,886	1,919,655	(442,691)	(5,404,519)	690,783	26,961,260	343,531
SPDR Portfolio Long Term Treasury ETF	1,273,299	49,493,132	10,184,539	27,074,679	6,873,686	3,589,517	918,060	43,066,195	370,223
SPDR Portfolio Short Term Corporate Bond ETF	—	—	974,120	20,003	1,077	21,141	31,153	976,335	2,576
SPDR Portfolio Short Term Treasury ETF	—	—	1,992,403	—	—	(1,102)	—	1,991,301	—
SPDR Portfolio TIPS ETF	3,656,543	104,394,303	4,829,071	111,995,605	5,222,507	(2,450,276)	—	—	—
State Street Aggregate Bond Index Portfolio	19,295,451	197,778,370	33,367,395	51,028,882	2,119,518	7,128,498	1,755,329	189,364,899	2,139,705
State Street Equity 500 Index II Portfolio	20,206,795	305,324,680	26,436,719	52,960,831	1,016,925	(12,481,792)	912,907	267,335,701	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	20,861,867	222,387,502	47,640,914	29,085,613	(4,650,116)	(13,915,387)	2,341,553	222,377,300	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,868,313	7,868,313	99,011,969	103,895,606	—	—	2,984,676	2,984,676	11,322
State Street Navigator Securities Lending Portfolio II	—	—	295,261,081	292,867,455	—	—	2,393,626	2,393,626	93,159
State Street Small/Mid Cap Equity Index Portfolio	5,670,365	72,183,742	7,440,000	12,410,000	(367,651)	(2,750,567)	267,477	64,095,524	—
Total		$1,048,169,532	$648,420,983	$694,442,513	$ 8,969,374	$(27,910,061)		$983,207,314	$4,847,421
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 40.2%
State Street Equity 500 Index II Portfolio	1,145,607	$ 335,479,387
State Street Small/Mid Cap Equity Index Portfolio	382,213	91,589,803
		427,069,190
DOMESTIC FIXED INCOME — 29.6%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	506,666	51,254,333
SPDR Portfolio Long Term Treasury ETF	2,059,942	96,631,879
State Street Aggregate Bond Index Portfolio	1,543,338	166,495,301
		314,381,513
INFLATION LINKED — 1.0%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	516,599	10,502,457
INTERNATIONAL EQUITY — 28.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,232,028	306,945,692
REAL ESTATE — 0.2%
SPDR Dow Jones Global Real Estate ETF (b)	68,309	2,666,100
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,006,099,205)		1,061,564,952
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c)(d)	2,610,323	2,610,323
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	21,877,676	$ 21,877,676
TOTAL SHORT-TERM INVESTMENTS (Cost $24,487,999)		$ 24,487,999
TOTAL INVESTMENTS—102.2% (Cost $1,030,587,204)		1,086,052,951
LIABILITIES IN EXCESS OF OTHER ASSETS—(2.2)%		(23,816,931)
NET ASSETS—100.0%		$ 1,062,236,020
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,061,564,952	$—	$—	$1,061,564,952
Short-Term Investments	24,487,999	—	—	24,487,999
TOTAL INVESTMENTS	$1,086,052,951	$—	$—	$1,086,052,951
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	—	$ —	$ 11,696,387	$ 1,294,860	$ (3,151)	$ 104,081	516,599	$ 10,502,457	$ 24,827
SPDR Bloomberg Barclays High Yield Bond ETF	404,416	44,299,729	14,533,806	4,826,405	(450,779)	(2,302,018)	506,666	51,254,333	1,064,877
SPDR Dow Jones Global Real Estate ETF	—	—	2,532,725	—	—	133,375	68,309	2,666,100	10,294
SPDR Portfolio Long Term Treasury ETF	2,691,017	104,599,831	23,876,123	53,984,981	13,829,033	8,311,873	2,059,942	96,631,879	785,421
SPDR Portfolio TIPS ETF	1,099,008	31,376,678	1,097,107	33,297,010	1,498,934	(675,709)	—	—	—
State Street Aggregate Bond Index Portfolio	14,212,438	145,677,484	31,485,190	18,171,439	730,565	6,773,501	1,543,338	166,495,301	1,725,487
State Street Equity 500 Index II Portfolio	24,144,263	364,819,813	34,766,256	51,441,810	1,219,200	(13,884,072)	1,145,606	335,479,387	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	26,713,912	284,770,304	68,401,862	24,318,272	(2,015,167)	(19,893,035)	3,232,028	306,945,692	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,267,668	5,267,668	102,287,528	104,944,873	—	—	2,610,323	2,610,323	12,192
State Street Navigator Securities Lending Portfolio II	212,325	212,325	407,363,147	385,697,796	—	—	21,877,676	21,877,676	97,530
State Street Small/Mid Cap Equity Index Portfolio	7,955,106	101,268,501	10,410,000	15,350,000	(800,639)	(3,938,059)	382,213	91,589,803	—
Total		$1,082,292,333	$708,450,131	$693,327,446	$14,007,996	$(25,370,063)		$1,086,052,951	$3,720,628
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 44.6%
State Street Equity 500 Index II Portfolio	1,057,604	$ 309,708,630
State Street Small/Mid Cap Equity Index Portfolio	403,410	96,669,169
		406,377,799
DOMESTIC FIXED INCOME — 23.1%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	193,002	19,524,082
SPDR Portfolio Long Term Treasury ETF	1,858,300	87,172,853
State Street Aggregate Bond Index Portfolio	962,589	103,844,071
		210,541,006
INTERNATIONAL EQUITY — 32.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,094,446	293,879,600
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $866,389,176)		910,798,405
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c)(d)	1,801,866	1,801,866
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	15,573,391	$ 15,573,391
TOTAL SHORT-TERM INVESTMENTS (Cost $17,375,257)		$ 17,375,257
TOTAL INVESTMENTS—101.9% (Cost $883,764,433)		928,173,662
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.9)%		(17,127,358)
NET ASSETS—100.0%		$ 911,046,304
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$910,798,405	$—	$—	$910,798,405
Short-Term Investments	17,375,257	—	—	17,375,257
TOTAL INVESTMENTS	$928,173,662	$—	$—	$928,173,662
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	95,734	$ 10,486,702	$ 12,870,671	$ 3,681,915	$ (186,136)	$ 34,760	193,002	$ 19,524,082	$ 327,653
SPDR Portfolio Long Term Treasury ETF	2,273,624	88,375,765	20,862,273	41,028,156	10,693,614	8,269,357	1,858,300	87,172,853	679,884
SPDR Portfolio TIPS ETF	271,623	7,754,837	260,508	8,236,280	302,276	(81,341)	—	—	—
State Street Aggregate Bond Index Portfolio	9,773,612	100,179,518	22,626,736	23,695,692	952,358	3,781,151	962,589	103,844,071	1,114,337
State Street Equity 500 Index II Portfolio	21,863,367	330,355,480	33,016,221	41,337,988	(201,431)	(12,123,652)	1,057,604	309,708,630	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	25,129,154	267,876,782	63,124,071	15,866,529	(1,764,472)	(19,490,252)	3,094,447	293,879,600	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,473,779	7,473,779	84,152,347	89,824,260	—	—	1,801,866	1,801,866	11,268
State Street Navigator Securities Lending Portfolio II	—	—	166,573,032	150,999,641	—	—	15,573,391	15,573,391	41,457
State Street Small/Mid Cap Equity Index Portfolio	8,217,694	104,611,247	11,230,000	14,150,000	(820,830)	(4,201,248)	403,410	96,669,169	—
Total		$917,114,110	$414,715,859	$388,820,461	$ 8,975,379	$(23,811,225)		$928,173,662	$2,174,599
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 48.2%
State Street Equity 500 Index II Portfolio	980,477	$ 287,122,797
State Street Small/Mid Cap Equity Index Portfolio	430,216	103,092,788
		390,215,585
DOMESTIC FIXED INCOME — 16.9%
SPDR Portfolio Long Term Treasury ETF (b)	1,649,257	77,366,646
State Street Aggregate Bond Index Portfolio	553,462	59,707,494
		137,074,140
INTERNATIONAL EQUITY — 34.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,971,441	282,197,704
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $771,344,559)		809,487,429
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c)(d)	1,480,930	1,480,930
State Street Navigator Securities Lending Portfolio II (e)(f)	4,617,525	4,617,525
TOTAL SHORT-TERM INVESTMENTS (Cost $6,098,455)		$ 6,098,455
TOTAL INVESTMENTS—100.7% (Cost $777,443,014)		815,585,884
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.7)%		(5,909,502)
NET ASSETS—100.0%		$ 809,676,382

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$809,487,429	$—	$—	$809,487,429
Short-Term Investments	6,098,455	—	—	6,098,455
TOTAL INVESTMENTS	$815,585,884	$—	$—	$815,585,884
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	1,951,123	$ 75,840,151	$ 22,943,254	$ 37,617,282	$9,381,610	$ 6,818,913	1,649,257	$ 77,366,646	$ 585,429
State Street Aggregate Bond Index Portfolio	5,348,069	54,817,705	14,967,278	12,720,000	518,127	2,124,384	553,462	59,707,494	613,236
State Street Equity 500 Index II Portfolio	19,446,130	293,831,019	33,863,408	31,068,879	444,068	(9,946,819)	980,477	287,122,797	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	23,335,005	248,751,155	60,700,628	8,344,857	(343,997)	(18,565,225)	2,971,441	282,197,704	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,517,621	4,517,621	82,276,734	85,313,425	—	—	1,480,930	1,480,930	9,474
State Street Navigator Securities Lending Portfolio II	—	—	113,626,389	109,008,864	—	—	4,617,525	4,617,525	5,078
State Street Small/Mid Cap Equity Index Portfolio	8,471,002	107,835,854	12,980,000	13,050,000	(501,547)	(4,171,519)	430,216	103,092,788	—
Total		$785,593,505	$341,357,691	$297,123,307	$9,498,261	$(23,740,266)		$815,585,884	$1,213,217
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 51.0%
State Street Equity 500 Index II Portfolio	769,767	$ 225,418,588
State Street Small/Mid Cap Equity Index Portfolio	391,205	93,744,304
		319,162,892
DOMESTIC FIXED INCOME — 12.0%
SPDR Portfolio Long Term Treasury ETF (b)	1,275,436	59,830,703
State Street Aggregate Bond Index Portfolio	142,278	15,349,001
		75,179,704
INTERNATIONAL EQUITY — 36.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,430,260	230,801,828
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $598,646,394)		625,144,424
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c)(d)	1,698,461	1,698,461
State Street Navigator Securities Lending Portfolio II (e)(f)	14,652,560	14,652,560
TOTAL SHORT-TERM INVESTMENTS (Cost $16,351,021)		$ 16,351,021
TOTAL INVESTMENTS—102.4% (Cost $614,997,415)		641,495,445
LIABILITIES IN EXCESS OF OTHER ASSETS—(2.4)%		(15,295,874)
NET ASSETS—100.0%		$ 626,199,571

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$625,144,424	$—	$—	$625,144,424
Short-Term Investments	16,351,021	—	—	16,351,021
TOTAL INVESTMENTS	$641,495,445	$—	$—	$641,495,445
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	1,472,359	$ 57,230,594	$ 20,394,277	$ 30,104,276	$ 7,881,391	$ 4,428,717	1,275,436	$ 59,830,703	$445,494
State Street Aggregate Bond Index Portfolio	1,151,918	11,807,156	5,039,942	2,110,001	138,598	473,306	142,278	15,349,001	139,941
State Street Equity 500 Index II Portfolio	14,904,611	225,208,677	33,527,654	26,695,855	(1,032,632)	(5,589,256)	769,767	225,418,588	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	18,711,759	199,467,354	52,722,712	6,539,059	(1,389,819)	(13,459,360)	2,430,260	230,801,828	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,825,017	4,825,017	82,908,504	86,035,060	—	—	1,698,461	1,698,461	8,434
State Street Navigator Securities Lending Portfolio II	—	—	100,562,771	85,910,211	—	—	14,652,560	14,652,560	6,299
State Street Small/Mid Cap Equity Index Portfolio	7,509,057	95,590,294	14,640,000	12,680,000	(1,110,044)	(2,695,946)	391,204	93,744,304	—
Total		$594,129,092	$309,795,860	$250,074,462	$ 4,487,494	$(16,842,539)		$641,495,445	$600,168
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 52.5%
State Street Equity 500 Index II Portfolio	517,793	$ 151,630,588
State Street Small/Mid Cap Equity Index Portfolio	283,934	68,039,010
		219,669,598
DOMESTIC FIXED INCOME — 9.5%
SPDR Portfolio Long Term Treasury ETF (b)	851,239	39,931,621
INTERNATIONAL EQUITY — 37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,672,902	158,875,518
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $402,937,354)		418,476,737
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c)(d)	912,743	912,743
State Street Navigator Securities Lending Portfolio II (e)(f)	907,100	907,100
TOTAL SHORT-TERM INVESTMENTS (Cost $1,819,843)		$ 1,819,843
TOTAL INVESTMENTS—100.3% (Cost $404,757,197)		420,296,580
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.3)%		(1,445,855)
NET ASSETS—100.0%		$ 418,850,725

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$418,476,737	$—	$—	$418,476,737
Short-Term Investments	1,819,843	—	—	1,819,843
TOTAL INVESTMENTS	$420,296,580	$—	$—	$420,296,580
See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	955,477	$ 37,139,391	$ 15,253,206	$ 20,571,245	$5,313,495	$ 2,796,774	851,239	$ 39,931,621	$294,308
State Street Equity 500 Index II Portfolio	9,736,522	147,118,844	25,790,827	16,326,284	(645,829)	(4,306,970)	517,793	151,630,588	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	12,427,071	132,472,577	40,518,304	3,925,379	(992,666)	(9,197,318)	1,672,902	158,875,518	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,553,827	3,553,827	57,839,514	60,480,598	—	—	912,743	912,743	6,373
State Street Navigator Securities Lending Portfolio II	—	—	101,531,790	100,624,690	—	—	907,100	907,100	4,826
State Street Small/Mid Cap Equity Index Portfolio	5,154,800	65,620,603	11,982,389	7,060,001	(418,509)	(2,085,472)	283,934	68,039,010	—
Total		$385,905,242	$252,916,030	$208,988,197	$3,256,491	$(12,792,986)		$420,296,580	$305,507
See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 52.4%
State Street Equity 500 Index II Portfolio	272,028	$ 79,660,712
State Street Small/Mid Cap Equity Index Portfolio	149,182	35,748,392
		115,409,104
DOMESTIC FIXED INCOME — 9.5%
SPDR Portfolio Long Term Treasury ETF (b)	448,749	21,050,815
INTERNATIONAL EQUITY — 37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	879,027	83,481,212
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $212,941,575)		219,941,131
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c)(d)	587,894	587,894
State Street Navigator Securities Lending Portfolio II (e)(f)	3,055,431	3,055,431
TOTAL SHORT-TERM INVESTMENTS (Cost $3,643,325)		$ 3,643,325
TOTAL INVESTMENTS—101.4% (Cost $216,584,900)		223,584,456
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.4)%		(3,171,365)
NET ASSETS—100.0%		$ 220,413,091

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$219,941,131	$—	$—	$219,941,131
Short-Term Investments	3,643,325	—	—	3,643,325
TOTAL INVESTMENTS	$223,584,456	$—	$—	$223,584,456
See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	490,948	$ 19,083,149	$ 9,944,715	$12,196,640	$3,097,495	$ 1,122,096	448,749	$ 21,050,815	$151,966
State Street Equity 500 Index II Portfolio	5,004,160	75,612,850	17,496,333	10,609,388	(610,735)	(2,228,348)	272,028	79,660,712	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,386,689	68,082,107	22,977,467	2,010,214	(603,651)	(4,964,497)	879,027	83,481,212	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,338,809	2,338,809	33,359,266	35,110,181	—	—	587,894	587,894	4,184
State Street Navigator Securities Lending Portfolio II	—	—	37,953,880	34,898,449	—	—	3,055,431	3,055,431	3,055
State Street Small/Mid Cap Equity Index Portfolio	2,649,033	33,722,194	8,240,000	4,740,000	(647,604)	(826,198)	149,182	35,748,392	—
Total		$198,839,109	$129,971,661	$99,564,872	$1,235,505	$(6,896,947)		$223,584,456	$159,205
See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 52.4%
State Street Equity 500 Index II Portfolio	108,564	$ 31,791,927
State Street Small/Mid Cap Equity Index Portfolio	59,537	14,266,746
		46,058,673
DOMESTIC FIXED INCOME — 9.5%
SPDR Portfolio Long Term Treasury ETF (b)	179,074	8,400,361
INTERNATIONAL EQUITY — 37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	350,792	33,314,715
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $85,307,748)		87,773,749
SHORT-TERM INVESTMENTS — 7.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c)(d)	257,907	257,907
State Street Navigator Securities Lending Portfolio II (e)(f)	6,610,009	6,610,009
TOTAL SHORT-TERM INVESTMENTS (Cost $6,867,916)		$ 6,867,916
TOTAL INVESTMENTS—107.6% (Cost $92,175,664)		94,641,665
LIABILITIES IN EXCESS OF OTHER ASSETS—(7.6)%		(6,680,259)
NET ASSETS—100.0%		$ 87,961,406

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$87,773,749	$—	$—	$87,773,749
Short-Term Investments	6,867,916	—	—	6,867,916
TOTAL INVESTMENTS	$94,641,665	$—	$—	$94,641,665
See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	185,180	$ 7,197,947	$ 6,245,306	$ 6,701,235	$1,421,904	$ 236,439	179,074	$ 8,400,361	$60,507
State Street Equity 500 Index II Portfolio	1,886,325	28,502,371	9,998,422	5,491,302	(526,641)	(690,923)	108,564	31,791,927	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,410,723	25,698,310	11,710,358	1,768,103	(587,038)	(1,738,812)	350,792	33,314,715	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	628,414	628,414	18,092,313	18,462,820	—	—	257,907	257,907	1,970
State Street Navigator Securities Lending Portfolio II	—	—	54,950,288	48,340,279	—	—	6,610,009	6,610,009	2,851
State Street Small/Mid Cap Equity Index Portfolio	997,941	12,703,782	4,670,000	2,463,000	(527,260)	(116,776)	59,537	14,266,746	—
Total		$74,730,824	$105,666,687	$83,226,739	$ (219,035)	$(2,310,072)		$94,641,665	$65,328
See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.4% (a)
DOMESTIC EQUITY — 50.4%
State Street Equity 500 Index II Portfolio	1,187	$ 347,608
State Street Small/Mid Cap Equity Index Portfolio	650	155,793
		503,401
DOMESTIC FIXED INCOME — 9.3%
SPDR Portfolio Long Term Treasury ETF	1,985	93,116
INTERNATIONAL EQUITY — 36.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,859	366,450
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $875,298)		962,967
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (b)(c) (Cost $7,534)	7,534	7,534
TOTAL INVESTMENTS—97.2% (Cost $882,832)		970,501
OTHER ASSETS IN EXCESS OF LIABILITIES—2.8%		27,921
NET ASSETS—100.0%		$ 998,422

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$962,967	$—	$—	$962,967
Short-Term Investment	7,534	—	—	7,534
TOTAL INVESTMENTS	$970,501	$—	$—	$970,501
Affiliate Table
	Number of Shares Held at 3/30/20*	Value at 3/30/20*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	—	$—	$ 106,649	$ 11,711	$ (203)	$ (1,619)	1,985	$ 93,116	$211
State Street Equity 500 Index II Portfolio	—	—	337,390	23,230	2,073	31,375	1,187	347,608	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	—	—	348,457	18,472	751	35,714	3,859	366,450	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	816,639	809,105	—	—	7,534	7,534	9
State Street Small/Mid Cap Equity Index Portfolio	—	—	150,797	20,479	3,276	22,199	650	155,793	—
Total		$—	$1,759,932	$882,997	$5,897	$87,669		$970,501	$220
*	Commencement of operations.
See accompanying notes to financial statements.
32

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33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
ASSETS
Investments in affiliated issuers, at value*	$474,429,268	$720,566,580	$ 983,207,314	$1,086,052,951
Receivable for investments sold	13,321,824	28,391,956	37,170,000	34,600,000
Receivable for fund shares sold	99,150	83,846	406,318	251,500
Dividends receivable — affiliated issuers	116	189	237	327
Securities lending income receivable — unaffiliated issuers	1,413	1,485	—	789
Securities lending income receivable — affiliated issuers	1,966	4,292	2,244	3,375
Receivable from Adviser	101,781	96,320	113,065	105,128
TOTAL ASSETS	487,955,518	749,144,668	1,020,899,178	1,121,014,070
LIABILITIES
Payable upon return of securities loaned	38,929,049	9,498,250	2,393,626	21,877,676
Payable for investments purchased	13,189,437	27,179,133	38,289,932	35,122,785
Payable for fund shares repurchased	772,332	1,918,604	2,377,199	1,602,255
Advisory fee payable	17,820	29,262	40,112	43,360
Custodian fees payable	9,481	5,013	5,066	4,144
Administration fees payable	18,231	29,649	40,435	43,654
Trustees’ fees and expenses payable	—	—	—	—
Transfer agent fees payable	11,346	16,391	19,980	21,248
Sub-transfer agent fee payable	179	83	232	245
Registration and filing fees payable	5,408	4,322	14,616	22,947
Professional fees payable	44,644	27,164	26,327	26,210
Printing and postage fees payable	—	9,367	9,334	8,806
Accrued expenses and other liabilities	14	4,013	4,979	4,720
TOTAL LIABILITIES	52,997,941	38,721,251	43,221,838	58,778,050
NET ASSETS	$434,957,577	$710,423,417	$ 977,677,340	$1,062,236,020
NET ASSETS CONSIST OF:
Paid-in Capital	$408,355,804	$668,132,071	$ 906,234,386	$ 965,500,614
Total distributable earnings (loss)	26,601,773	42,291,346	71,442,954	96,735,406
NET ASSETS	$434,957,577	$710,423,417	$ 977,677,340	$1,062,236,020
Class I
Net Assets	$ 168,270	$ 2,137,799	$ 2,212,633	$ 2,736,556
Shares Outstanding	15,172	189,396	186,685	223,987
Net asset value, offering and redemption price per share	$ 11.09	$ 11.29	$ 11.85	$ 12.22
Class K
Net Assets	$434,789,307	$708,285,618	$ 975,464,707	$1,059,499,464
Shares Outstanding	39,267,610	62,717,548	82,173,165	86,580,662
Net asset value, offering and redemption price per share	$ 11.07	$ 11.29	$ 11.87	$ 12.24
COST OF INVESTMENTS:
Investments in affiliated issuers	448,509,402	691,967,762	942,913,568	1,030,587,204
* Includes investments in securities on loan, at value	$ 41,717,150	$ 11,044,132	$ 2,350,270	$ 21,635,959
See accompanying notes to financial statements.
34

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$928,173,662	$815,585,884	$641,495,445	$420,296,580	$223,584,456	$94,641,665	$ 970,501
25,590,000	18,980,000	12,260,000	7,040,000	3,730,000	1,379,000	17,810
219,693	211,644	363,057	419,624	321,619	183,786	4,440
291	265	253	144	86	36	33,984
271	—	92	—	59	7	—
1,120	63	1,220	1,529	1,100	721	—
80,761	68,579	61,381	52,711	43,645	41,177	21,122
954,065,798	834,846,435	654,181,448	427,810,588	227,680,965	96,246,392	1,047,857

15,573,391	4,617,525	14,652,560	907,100	3,055,431	6,610,009	—
25,668,902	18,888,544	12,707,848	7,177,811	3,873,163	1,461,837	23,428
1,622,065	1,518,295	495,217	765,200	258,227	148,510	—
37,168	32,924	25,420	16,972	8,883	3,552	38
4,745	4,941	4,999	4,963	5,004	5,068	5,188
37,393	33,127	25,547	17,036	8,947	3,616	38
—	—	—	—	9	85	6,043
22,135	23,129	24,282	23,422	21,893	21,190	2,879
—	—	—	—	71	82	56
16,377	15,743	12,282	12,961	5,605	1,579	13
26,758	27,178	27,788	28,417	29,034	29,457	11,725
6,741	5,724	4,119	4,704	1,341	—	—
3,819	2,923	1,815	1,277	266	1	27
43,019,494	25,170,053	27,981,877	8,959,863	7,267,874	8,284,986	49,435
$911,046,304	$809,676,382	$626,199,571	$418,850,725	$220,413,091	$87,961,406	$ 998,422

$835,144,313	$741,232,665	$580,173,665	$388,738,043	$208,792,137	$85,373,493	$ 904,743
75,901,991	68,443,717	46,025,906	30,112,682	11,620,954	2,587,913	93,679
$911,046,304	$809,676,382	$626,199,571	$418,850,725	$220,413,091	$87,961,406	$ 998,422

$ 2,017,504	$ 1,492,957	$ 820,682	$ 397,874	$ 244,171	$ 182,984	$ 117,120
162,620	120,239	66,255	32,529	19,841	15,044	10,000
$ 12.41	$ 12.42	$ 12.39	$ 12.23	$ 12.31	$ 12.16	$ 11.71

$909,028,800	$808,183,425	$625,378,889	$418,452,851	$220,168,920	$87,778,422	$ 881,302
73,040,123	65,034,527	50,489,636	34,197,598	17,921,610	7,218,218	75,224
$ 12.45	$ 12.43	$ 12.39	$ 12.24	$ 12.29	$ 12.16	$ 11.72

883,764,433	777,443,014	614,997,415	404,757,197	216,584,900	92,175,664	882,832
$ 15,407,376	$ 4,489,287	$ 14,245,629	$ 881,908	$ 2,970,576	$ 6,426,435	$ —
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 3	$ 30	$ 7	$ 4
Dividend income — affiliated issuers	2,415,795	4,514,596	4,754,262	3,623,098
Unaffiliated securities lending income	2,428	3,416	918	9,856
Affiliated securities lending income	51,339	108,489	93,159	97,530
TOTAL INVESTMENT INCOME (LOSS)	2,469,565	4,626,531	4,848,346	3,730,488
EXPENSES
Advisory fee	79,975	180,178	242,877	255,476
Administration fees	79,976	180,178	242,877	255,476
Sub-transfer agent fee
Class I	—	162	205	383
Custodian fees	29,788	26,297	26,413	27,059
Trustees’ fees and expenses	11,574	16,320	18,368	18,597
Transfer agent fees	64,068	60,011	80,209	89,252
Registration and filing fees	37,298	34,621	35,035	35,214
Professional fees	25,837	25,638	25,638	25,638
Printing and postage fees	13,504	13,173	18,696	19,733
Insurance expense	856	2,503	3,158	3,084
Miscellaneous expenses	3,248	8,386	10,410	10,310
TOTAL EXPENSES	346,124	547,467	703,886	740,222
Expenses waived/reimbursed by the Adviser	(458,089)	(619,376)	(703,681)	(637,648)
NET EXPENSES	(111,965)	(71,909)	205	102,574
NET INVESTMENT INCOME (LOSS)	$ 2,581,530	$ 4,698,440	$ 4,848,141	$ 3,627,914
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	(630,336)	165,957	8,969,374	14,007,996
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	21,394,934	(16,209,788)	(27,910,061)	(25,370,063)
NET REALIZED AND UNREALIZED GAIN (LOSS)	20,764,598	(16,043,831)	(18,940,687)	(11,362,067)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$23,346,128	$(11,345,391)	$(14,092,546)	$ (7,734,153)
See accompanying notes to financial statements.
36

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund(a)

$ 8	$ 10	$ 4	$ 5	$ —	$ 2	$ —
2,133,142	1,208,139	593,869	300,681	156,150	62,477	220
3,235	18	95	—	61	21	—
41,457	5,078	6,299	4,826	3,055	2,851	—
2,177,842	1,213,245	600,267	305,512	159,266	65,351	220

217,898	188,959	144,118	95,135	49,375	19,389	85
217,898	188,959	144,117	95,135	49,375	19,388	86

735	118	156	100	34	—	56
26,590	26,211	26,171	26,154	26,230	26,418	13,485
17,198	16,143	14,641	13,129	11,618	10,631	6,043
95,097	98,562	103,554	104,561	100,575	94,623	5,918
34,846	35,106	34,454	34,422	30,743	31,347	12,971
25,638	25,638	25,639	25,639	25,639	25,638	11,726
19,069	17,710	16,733	16,841	17,657	13,290	7,435
2,567	2,099	1,589	1,071	524	120	—
8,658	7,297	5,530	3,936	2,344	1,640	1,400
666,194	606,802	516,702	416,123	314,114	242,484	59,205
(491,141)	(417,725)	(372,429)	(320,888)	(264,704)	(226,973)	(59,098)
175,053	189,077	144,273	95,235	49,410	15,511	107
$ 2,002,789	$ 1,024,168	$ 455,994	$ 210,277	$ 109,856	$ 49,840	$ 113

8,975,379	9,498,261	4,487,494	3,256,491	1,235,505	(219,035)	5,897

(23,811,225)	(23,740,266)	(16,842,539)	(12,792,986)	(6,896,947)	(2,310,072)	87,669
(14,835,846)	(14,242,005)	(12,355,045)	(9,536,495)	(5,661,442)	(2,529,107)	93,566
$(12,833,057)	$(13,217,837)	$(11,899,051)	$ (9,326,218)	$(5,551,586)	$(2,479,267)	$ 93,679
(a)	For the period March 27, 2020 (inception date) through June 30, 2020.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2020 Fund
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,581,530	$ 6,553,981	$ 4,698,440	$ 27,715,398
Net realized gain (loss)	(630,336)	942,013	165,957	37,256,373
Net change in unrealized appreciation/depreciation	21,394,934	21,318,121	(16,209,788)	88,050,399
Net increase (decrease) in net assets resulting from operations	23,346,128	28,814,115	(11,345,391)	153,022,170
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(2,544)	—	(123,081)
Class K	—	(7,906,347)	—	(60,051,009)
Total distributions to shareholders	—	(7,908,891)	—	(60,174,090)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	14,519	36,093	236,598	183,576
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2015 Fund (Note 10)	66,884	—	—	—
Reinvestment of distributions	—	2,544	—	123,081
Cost of shares redeemed	(89)	(79,030)	(197,211)	(186,334)
Net increase (decrease) from capital share transactions	81,314	(40,393)	39,387	120,323
Class K
Proceeds from sale of shares sold	115,612,506	62,986,257	92,758,501	188,599,090
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2015 Fund (Note 10)	119,576,117	—	—	—
Reinvestment of distributions	—	7,906,200	—	60,034,433
Cost of shares redeemed	(42,803,046)	(73,560,726)	(156,177,776)	(405,393,139)
Net increase (decrease) from capital share transactions	192,385,577	(2,668,269)	(63,419,275)	(156,759,616)
Net increase (decrease) in net assets from beneficial interest transactions	192,466,891	(2,708,662)	(63,379,888)	(156,639,293)
Net increase (decrease) in net assets during the period	215,813,019	18,196,562	(74,725,279)	(63,791,213)
Net assets at beginning of period	219,144,558	200,947,996	785,148,696	848,939,909
NET ASSETS AT END OF PERIOD	$434,957,577	$219,144,558	$ 710,423,417	$ 785,148,696
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	1,485	3,352	21,230	16,272
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2015 Fund (Note 10)	6,596	—	—	—
Reinvestment of distributions	—	230	—	10,815
Shares redeemed	(8)	(7,228)	(17,570)	(16,167)
Net increase (decrease) from share transactions	8,073	(3,646)	3,660	10,920
Class K
Shares sold	11,641,956	5,836,547	8,537,441	16,710,557
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2015 Fund (Note 10)	11,815,879	—	—	—
Reinvestment of distributions	—	716,791	—	5,270,802
Shares redeemed	(4,042,794)	(6,777,725)	(14,532,610)	(35,610,279)
Net increase (decrease) from share transactions	19,415,041	(224,387)	(5,995,169)	(13,628,920)
See accompanying notes to financial statements.
38

State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19

$ 4,848,141	$ 34,231,879	$ 3,627,914	$ 32,723,493	$ 2,002,789	$ 25,568,252
8,969,374	58,036,721	14,007,996	67,393,740	8,975,379	54,220,182
(27,910,061)	128,169,172	(25,370,063)	134,494,398	(23,811,225)	122,168,831
(14,092,546)	220,437,772	(7,734,153)	234,611,631	(12,833,057)	201,957,265

—	(124,624)	—	(177,060)	—	(72,448)
—	(83,964,667)	—	(86,578,774)	—	(69,858,786)
—	(84,089,291)	—	(86,755,834)	—	(69,931,234)

823,124	780,421	116,223	837,094	818,500	609,906
—	—	—	—	—	—
—	118,083	—	177,060	—	72,447
(641,497)	(181,680)	(172,132)	(174,664)	(92,369)	(24,272)
181,627	716,824	(55,909)	839,490	726,131	658,081

142,420,288	282,492,001	160,616,926	319,322,790	142,216,206	250,711,635
—	—	—	—	—	—
—	83,944,195	—	86,518,276	—	69,765,244
(188,039,462)	(474,617,976)	(165,760,426)	(441,473,068)	(127,624,358)	(341,227,921)
(45,619,174)	(108,181,780)	(5,143,500)	(35,632,002)	14,591,848	(20,751,042)
(45,437,547)	(107,464,956)	(5,199,409)	(34,792,512)	15,317,979	(20,092,961)
(59,530,093)	28,883,525	(12,933,562)	113,063,285	2,484,922	111,933,070
1,037,207,433	1,008,323,908	1,075,169,582	962,106,297	908,561,382	796,628,312
$ 977,677,340	$1,037,207,433	$1,062,236,020	$1,075,169,582	$ 911,046,304	$ 908,561,382

71,146	65,171	9,775	66,374	75,589	50,472
—	—	—	—	—	—
—	9,906	—	14,454	—	5,782
(53,796)	(15,416)	(17,276)	(14,986)	(8,115)	(2,010)
17,350	59,661	(7,501)	65,842	67,474	54,244

12,635,400	24,057,026	14,018,564	26,618,976	12,190,296	20,472,870
—	—	—	—	—	—
—	7,030,502	—	7,051,204	—	5,550,139
(17,138,032)	(39,913,999)	(14,799,829)	(36,182,374)	(11,343,267)	(27,376,674)
(4,502,632)	(8,826,471)	(781,265)	(2,512,194)	847,029	(1,353,665)
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,024,168	$ 21,296,550	$ 455,994	$ 15,939,260
$Net realized gain (loss)	9,498,261	47,190,558	4,487,494	34,006,646
Net change in unrealized appreciation/depreciation	(23,740,266)	104,396,007	(16,842,539)	82,635,681
Net increase (decrease) in net assets resulting from operations	(13,217,837)	172,883,115	(11,899,051)	132,581,587
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(83,420)	—	(56,415)
Class K	—	(57,985,145)	—	(43,234,896)
Total distributions to shareholders	—	(58,068,565)	—	(43,291,311)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	193,799	245,281	138,286	147,771
Reinvestment of distributions	—	83,420	—	56,415
Cost of shares redeemed	(75,089)	(384,068)	(263,960)	(171,691)
Net increase (decrease) from capital share transactions	118,710	(55,367)	(125,674)	32,495
Class K
Proceeds from sale of shares sold	136,316,368	241,586,471	127,885,508	199,427,941
Reinvestment of distributions	—	57,913,388	—	43,206,782
Cost of shares redeemed	(93,915,145)	(271,893,792)	(78,111,194)	(209,719,595)
Net increase (decrease) from capital share transactions	42,401,223	27,606,067	49,774,314	32,915,128
Net increase (decrease) in net assets from beneficial interest transactions	42,519,933	27,550,700	49,648,640	32,947,623
Net increase (decrease) in net assets during the period	29,302,096	142,365,250	37,749,589	122,237,899
Net assets at beginning of period	780,374,286	638,009,036	588,449,982	466,212,083
NET ASSETS AT END OF PERIOD	$809,676,382	$ 780,374,286	$626,199,571	$ 588,449,982
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	16,103	19,886	11,943	12,028
Reinvestment of distributions	—	6,600	—	4,439
Shares redeemed	(6,449)	(31,486)	(21,288)	(13,939)
Net increase (decrease) from share transactions	9,654	(5,000)	(9,345)	2,528
Class K
Shares sold	11,837,788	19,646,112	11,310,926	16,202,511
Reinvestment of distributions	—	4,578,133	—	3,399,432
Shares redeemed	(8,355,094)	(21,669,158)	(7,011,208)	(16,634,746)
Net increase (decrease) from share transactions	3,482,694	2,555,087	4,299,718	2,967,197
See accompanying notes to financial statements.
40

State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund		State Street Target Retirement 2060 Fund
Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19

$ 210,277	$ 11,233,708	$ 109,856	$ 5,713,172	$ 49,840	$ 1,570,258
3,256,491	27,975,617	1,235,505	10,329,391	(219,035)	674,947
(12,792,986)	51,030,303	(6,896,947)	26,881,987	(2,310,072)	7,928,334
(9,326,218)	90,239,628	(5,551,586)	42,924,550	(2,479,267)	10,173,539

—	(28,559)	—	(13,842)	—	(5,268)
—	(33,329,248)	—	(15,108,285)	—	(2,337,955)
—	(33,357,807)	—	(15,122,127)	—	(2,343,223)

64,824	128,451	41,908	75,215	37,333	31,453
—	28,559	—	11,559	—	1,903
(99,844)	(148,130)	(31,176)	(3,768)	(14,850)	(19,312)
(35,020)	8,880	10,732	83,006	22,483	14,044

99,734,366	171,005,376	63,001,045	113,461,276	37,820,422	53,057,576
—	33,311,720	—	15,090,746	—	2,325,770
(52,637,883)	(180,896,944)	(32,887,031)	(93,247,285)	(21,938,131)	(14,641,838)
47,096,483	23,420,152	30,114,014	35,304,737	15,882,291	40,741,508
47,061,463	23,429,032	30,124,746	35,387,743	15,904,774	40,755,552
37,735,245	80,310,853	24,573,160	63,190,166	13,425,507	48,585,868
381,115,480	300,804,627	195,839,931	132,649,765	74,535,899	25,950,031
$418,850,725	$ 381,115,480	$220,413,091	$195,839,931	$ 87,961,406	$ 74,535,899

5,593	10,460	3,613	6,300	3,224	2,629
—	2,268	—	912	—	152
(8,603)	(12,114)	(2,810)	(307)	(1,199)	(1,546)
(3,010)	614	803	6,905	2,025	1,235

8,759,098	13,934,015	5,463,059	9,262,919	3,309,250	4,482,573
—	2,645,887	—	1,192,945	—	185,764
(4,765,677)	(14,440,931)	(2,992,753)	(7,413,695)	(2,026,874)	(1,245,077)
3,993,421	2,138,971	2,470,306	3,042,169	1,282,376	3,423,260
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

State Street Target Retirement 2065 Fund
For the Period 3/27/20*- 6/30/20 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 113
$Net realized gain (loss)	5,897
Net change in unrealized appreciation/depreciation	87,669
Net increase (decrease) in net assets resulting from operations	93,679
DISTRIBUTIONS TO SHAREHOLDERS:
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	100,000
Net increase (decrease) from capital share transactions	100,000
Class K
Proceeds from sale of shares sold	811,058
Cost of shares redeemed	(6,315)
Net increase (decrease) from capital share transactions	804,743
Net increase (decrease) in net assets from beneficial interest transactions	904,743
Net increase (decrease) in net assets during the period	998,422
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$998,422
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	10,000
Net increase (decrease) from share transactions	10,000
Class K
Shares sold	75,773
Shares redeemed	(549)
Net increase (decrease) from share transactions	75,224
*	Inception date.
See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$11.05	$10.02	$10.73	$10.12	$ 9.79	$10.03
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.29	0.28	0.19	0.19	0.19
Net realized and unrealized gain (loss) (b)	(0.05)	1.11	(0.55)	0.71	0.32	(0.23)
Total from investment operations	0.04	1.40	(0.27)	0.90	0.51	(0.04)
Distributions to shareholders from:
Net investment income	—	(0.31)	(0.29)	(0.20)	(0.17)	(0.19)
Net realized gains	—	(0.06)	(0.15)	(0.09)	(0.01)	(0.01)
Total distributions	—	(0.37)	(0.44)	(0.29)	(0.18)	(0.20)
Net asset value, end of period	$11.09	$11.05	$10.02	$10.73	$10.12	$ 9.79
Total return (c)	0.36%	13.98%	(2.50)%(d)	8.92%	5.27%	(0.39)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 168	$ 78	$ 108	$ 139	$ 612	$ 653
Ratios to Average Net Assets:
Total expenses (e)	0.21%(f)	0.24%	0.25%	0.36%	0.66%	1.15%
Net expenses (e)	(0.07)%(f)(g)	(0.03)%(g)	(0.03)%(g)	(0.05)%(g)	(0.03)%(g)	0.01%
Net investment income (loss)	1.62%(f)	2.64%	2.62%	1.78%	1.89%	1.94%
Portfolio turnover rate	16%(h)	26%	53%	25%	37%	31%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(h)	Not annualized.
See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 11.03	$ 10.00	$ 10.71	$ 10.12	$ 9.78	$ 10.03
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.32	0.29	0.28	0.23	0.20
Net realized and unrealized gain (loss) (b)	(0.05)	1.08	(0.56)	0.60	0.29	(0.25)
Total from investment operations	0.04	1.40	(0.27)	0.88	0.52	(0.05)
Distributions to shareholders from:
Net investment income	—	(0.31)	(0.29)	(0.20)	(0.17)	(0.19)
Net realized gains	—	(0.06)	(0.15)	(0.09)	(0.01)	(0.01)
Total distributions	—	(0.37)	(0.44)	(0.29)	(0.18)	(0.20)
Net asset value, end of period	$ 11.07	$ 11.03	$ 10.00	$ 10.71	$ 10.12	$ 9.78
Total return (c)	0.36%	14.00%	(2.50)%(d)	8.83%	5.28%	(0.49)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$434,789	$219,066	$200,840	$135,420	$55,499	$22,265
Ratios to Average Net Assets:
Total expenses (e)	0.22%(f)	0.24%	0.24%	0.36%	0.66%	1.15%
Net expenses (e)	(0.07)%(f)(g)	(0.03)%(g)	(0.04)%(g)	(0.02)%(g)	(0.04)%(g)	0.01%
Net investment income (loss)	1.61%(f)	2.92%	2.69%	2.61%	2.23%	1.99%
Portfolio turnover rate	16%(h)	26%	53%	25%	37%	31%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(h)	Not annualized.
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$11.39	$10.29	$11.34	$10.27	$ 9.75	$10.14
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.32	0.43	0.25	0.16	0.33
Net realized and unrealized gain (loss)	(0.17)	1.48	(0.90)	1.13	0.54	(0.49)
Total from investment operations	(0.10)	1.80	(0.47)	1.38	0.70	(0.16)
Distributions to shareholders from:
Net investment income	—	(0.33)	(0.29)	(0.23)	(0.17)	(0.22)
Net realized gains	—	(0.37)	(0.29)	(0.08)	(0.01)	(0.01)
Total distributions	—	(0.70)	(0.58)	(0.31)	(0.18)	(0.23)
Net asset value, end of period	$11.29	$11.39	$10.29	$11.34	$10.27	$ 9.75
Total return (b)	(0.88)%	17.53%	(4.17)%(c)	13.38%	7.34%	(1.56)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,138	$2,116	$1,798	$ 680	$ 797	$1,811
Ratios to Average Net Assets:
Total expenses (d)	0.17%(e)	0.15%	0.16%	0.15%	0.30%	0.55%
Net expenses (d)	(0.00)%(e)(f)(g)	0.01%	0.02%	0.01%	0.07%	0.01%
Net investment income (loss)	1.30%(e)	2.83%	3.85%	2.29%	1.54%	3.28%
Portfolio turnover rate	18%(h)	21%	22%	18%	28%	39%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.17)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Amount is less than 0.005%.
(g)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(h)	Not annualized.
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 11.40	$ 10.29	$ 11.34	$ 10.28	$ 9.74	$ 10.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.33	0.29	0.29	0.27	0.23
Net realized and unrealized gain (loss)	(0.18)	1.48	(0.76)	1.08	0.45	(0.39)
Total from investment operations	(0.11)	1.81	(0.47)	1.37	0.72	(0.16)
Distributions to shareholders from:
Net investment income	—	(0.33)	(0.29)	(0.23)	(0.17)	(0.22)
Net realized gains	—	(0.37)	(0.29)	(0.08)	(0.01)	(0.01)
Total distributions	—	(0.70)	(0.58)	(0.31)	(0.18)	(0.23)
Net asset value, end of period	$ 11.29	$ 11.40	$ 10.29	$ 11.34	$ 10.28	$ 9.74
Total return (b)	(0.88)%	17.55%	(4.16)%(c)	13.38%	7.45%	(1.57)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$708,286	$783,033	$847,142	$775,643	$235,727	$52,303
Ratios to Average Net Assets:
Total expenses (d)	0.15%(e)	0.14%	0.15%	0.15%	0.24%	0.55%
Net expenses (d)	(0.02)%(e)(f)	(0.01)%(f)	0.01%	0.02%	0.01%	0.01%
Net investment income (loss)	1.30%(e)	2.88%	2.60%	2.67%	2.60%	2.29%
Portfolio turnover rate	18%(g)	21%	22%	18%	28%	39%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.16)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(g)	Not annualized.
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$11.92	$10.53	$11.74	$10.33	$ 9.74	$10.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.37	0.23	0.26	0.15	0.37
Net realized and unrealized gain (loss)	(0.13)	1.81	(0.87)	1.45	0.63	(0.56)
Total from investment operations	(0.07)	2.18	(0.64)	1.71	0.78	(0.19)
Distributions to shareholders from:
Net investment income	—	(0.33)	(0.29)	(0.23)	(0.16)	(0.20)
Net realized gains	—	(0.46)	(0.28)	(0.07)	(0.03)	(0.03)
Total distributions	—	(0.79)	(0.57)	(0.30)	(0.19)	(0.23)
Net asset value, end of period	$11.85	$11.92	$10.53	$11.74	$10.33	$ 9.74
Total return (b)	(0.67)%	20.76%	(5.48)%(c)	16.54%	8.01%	(1.87)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,213	$2,019	$1,155	$2,232	$2,110	$3,293
Ratios to Average Net Assets:
Total expenses (d)	0.16%(e)	0.15%	0.15%	0.15%	0.33%	1.31%
Net expenses (d)	0.02%(e)	0.02%	0.05%	0.03%	0.08%	0.03%
Net investment income (loss)	1.01%(e)	3.10%	1.98%	2.36%	1.53%	3.71%
Portfolio turnover rate	26%(f)	27%	15%	10%	21%	51%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.48)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 11.94	$ 10.55	$ 11.75	$ 10.34	$ 9.75	$ 10.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.33	0.31	0.30	0.29	0.29
Net realized and unrealized gain (loss)	(0.13)	1.85	(0.94)	1.41	0.49	(0.47)
Total from investment operations	(0.07)	2.18	(0.63)	1.71	0.78	(0.18)
Distributions to shareholders from:
Net investment income	—	(0.33)	(0.29)	(0.23)	(0.16)	(0.20)
Net realized gains	—	(0.46)	(0.28)	(0.07)	(0.03)	(0.03)
Total distributions	—	(0.79)	(0.57)	(0.30)	(0.19)	(0.23)
Net asset value, end of period	$ 11.87	$ 11.94	$ 10.55	$ 11.75	$ 10.34	$ 9.75
Total return (b)	(0.59)%	20.63%	(5.38)%(c)	16.52%	8.00%	(1.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$975,465	$1,035,188	$1,007,169	$830,080	$206,696	$21,815
Ratios to Average Net Assets:
Total expenses (d)	0.14%(e)	0.14%	0.14%	0.15%	0.28%	1.31%
Net expenses (d)	0.00%(e)(f)	0.01%	0.04%	0.04%	0.04%	0.03%
Net investment income (loss)	1.00%(e)	2.83%	2.63%	2.63%	2.81%	2.86%
Portfolio turnover rate	26%(g)	27%	15%	10%	21%	51%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.38)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Amount is less than 0.005%.
(g)	Not annualized.
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$12.26	$10.67	$11.98	$10.37	$ 9.76	$10.15
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.38	0.29	0.25	0.14	0.35
Net realized and unrealized gain (loss)	(0.08)	2.03	(1.05)	1.64	0.65	(0.54)
Total from investment operations	(0.04)	2.41	(0.76)	1.89	0.79	(0.19)
Distributions to shareholders from:
Net investment income	—	(0.32)	(0.27)	(0.23)	(0.16)	(0.20)
Net realized gains	—	(0.50)	(0.28)	(0.05)	(0.02)	(0.00)(b)
Total distributions	—	(0.82)	(0.55)	(0.28)	(0.18)	(0.20)
Net asset value, end of period	$12.22	$12.26	$10.67	$11.98	$10.37	$ 9.76
Total return (c)	(0.33)%	22.55%	(6.24)%	18.27%	8.10%	(1.83)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,737	$2,837	$1,768	$1,716	$1,522	$2,066
Ratios to Average Net Assets:
Total expenses (d)	0.17%(e)	0.15%	0.15%	0.15%	0.30%	0.59%
Net expenses (d)	0.05%(e)	0.04%	0.07%	0.06%	0.08%	0.03%
Net investment income (loss)	0.69%(e)	3.12%	2.44%	2.25%	1.39%	3.52%
Portfolio turnover rate	19%(f)	30%	12%	7%	18%	33%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 12.27	$ 10.69	$ 12.00	$ 10.38	$ 9.76	$ 10.15
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.33	0.29	0.28	0.25	0.25
Net realized and unrealized gain (loss)	(0.07)	2.07	(1.04)	1.62	0.55	(0.44)
Total from investment operations	(0.03)	2.40	(0.75)	1.90	0.80	(0.19)
Distributions to shareholders from:
Net investment income	—	(0.32)	(0.28)	(0.23)	(0.16)	(0.20)
Net realized gains	—	(0.50)	(0.28)	(0.05)	(0.02)	(0.00)(b)
Total distributions	—	(0.82)	(0.56)	(0.28)	(0.18)	(0.20)
Net asset value, end of period	$ 12.24	$ 12.27	$ 10.69	$ 12.00	$ 10.38	$ 9.76
Total return (c)	(0.33)%	22.52%	(6.22)%	18.35%	8.20%	(1.83)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,059,499	$1,072,332	$960,339	$778,969	$225,549	$48,114
Ratios to Average Net Assets:
Total expenses (d)	0.14%(e)	0.14%	0.14%	0.15%	0.26%	0.59%
Net expenses (d)	0.02%(e)	0.03%	0.06%	0.06%	0.05%	0.03%
Net investment income (loss)	0.71%(e)	2.75%	2.43%	2.46%	2.48%	2.42%
Portfolio turnover rate	19%(f)	30%	12%	7%	18%	33%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$12.54	$10.80	$12.18	$10.43	$ 9.77	$10.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.36	0.30	0.13	0.11	0.31
Net realized and unrealized gain (loss)	(0.15)	2.19	(1.14)	1.91	0.74	(0.51)
Total from investment operations	(0.13)	2.55	(0.84)	2.04	0.85	(0.20)
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.26)	(0.22)	(0.16)	(0.18)
Net realized gains	—	(0.51)	(0.28)	(0.07)	(0.03)	(0.02)
Total distributions	—	(0.81)	(0.54)	(0.29)	(0.19)	(0.20)
Net asset value, end of period	$12.41	$12.54	$10.80	$12.18	$10.43	$ 9.77
Total return (b)	(1.04)%	23.62%	(6.88)%(c)	19.56%	8.61%	(2.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,018	$1,193	$ 442	$ 371	$ 840	$1,416
Ratios to Average Net Assets:
Total expenses (d)	0.25%(e)	0.21%	0.16%	0.17%	0.36%	1.83%
Net expenses (d)	0.14%(e)	0.12%	0.07%	0.07%	0.09%	0.03%
Net investment income (loss)	0.38%(e)	2.95%	2.49%	1.10%	1.08%	3.07%
Portfolio turnover rate	17%(f)	28%	13%	6%	18%	38%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.88)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 12.57	$ 10.83	$ 12.21	$ 10.44	$ 9.78	$ 10.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.32	0.28	0.27	0.27	0.32
Net realized and unrealized gain (loss)	(0.15)	2.24	(1.12)	1.79	0.58	(0.51)
Total from investment operations	(0.12)	2.56	(0.84)	2.06	0.85	(0.19)
Distributions to shareholders from:
Net investment income	—	(0.31)	(0.26)	(0.22)	(0.16)	(0.18)
Net realized gains	—	(0.51)	(0.28)	(0.07)	(0.03)	(0.02)
Total distributions	—	(0.82)	(0.54)	(0.29)	(0.19)	(0.20)
Net asset value, end of period	$ 12.45	$ 12.57	$ 10.83	$ 12.21	$ 10.44	$ 9.78
Total return (b)	(0.95)%	23.61%	(6.85)%(c)	19.73%	8.60%	(1.90)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$909,029	$907,369	$796,187	$584,717	$165,008	$17,223
Ratios to Average Net Assets:
Total expenses (d)	0.15%(e)	0.15%	0.15%	0.17%	0.33%	1.83%
Net expenses (d)	0.04%(e)	0.05%	0.07%	0.08%	0.06%	0.03%
Net investment income (loss)	0.46%(e)	2.60%	2.30%	2.34%	2.64%	3.12%
Portfolio turnover rate	17%(f)	28%	13%	6%	18%	38%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.85)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$12.65	$10.79	$12.26	$10.39	$ 9.71	$10.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.29	0.31	0.24	0.09	0.40
Net realized and unrealized gain (loss)	(0.25)	2.37	(1.23)	1.91	0.78	(0.63)
Total from investment operations	(0.23)	2.66	(0.92)	2.15	0.87	(0.23)
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.26)	(0.23)	(0.16)	(0.19)
Net realized gains	—	(0.50)	(0.29)	(0.05)	(0.03)	(0.00)(b)
Total distributions	—	(0.80)	(0.55)	(0.28)	(0.19)	(0.19)
Net asset value, end of period	$12.42	$12.65	$10.79	$12.26	$10.39	$ 9.71
Total return (c)	(1.82)%	24.64%	(7.46)%(d)	20.59%	9.00%	(2.28)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,493	$1,398	$1,247	$ 912	$ 708	$1,501
Ratios to Average Net Assets:
Total expenses (e)	0.18%(f)	0.17%	0.19%	0.17%	0.38%	0.79%
Net expenses (e)	0.07%(f)	0.07%	0.09%	0.07%	0.10%	0.02%
Net investment income (loss)	0.25%(f)	2.33%	2.50%	2.14%	0.86%	4.02%
Portfolio turnover rate	14%(g)	32%	11%	6%	16%	38%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.46)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 12.66	$ 10.79	$ 12.27	$ 10.40	$ 9.72	$ 10.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.32	0.28	0.26	0.24	0.25
Net realized and unrealized gain (loss)	(0.25)	2.35	(1.21)	1.89	0.63	(0.47)
Total from investment operations	(0.23)	2.67	(0.93)	2.15	0.87	(0.22)
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.26)	(0.23)	(0.16)	(0.19)
Net realized gains	—	(0.50)	(0.29)	(0.05)	(0.03)	(0.00)(b)
Total distributions	—	(0.80)	(0.55)	(0.28)	(0.19)	(0.19)
Net asset value, end of period	$ 12.43	$ 12.66	$ 10.79	$ 12.27	$ 10.40	$ 9.72
Total return (c)	(1.74)%	24.66%	(7.52)%(d)	20.69%	8.89%	(2.18)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$808,183	$778,976	$636,762	$458,132	$143,526	$35,359
Ratios to Average Net Assets:
Total expenses (e)	0.16%(f)	0.16%	0.16%	0.17%	0.32%	0.79%
Net expenses (e)	0.05%(f)	0.05%	0.07%	0.07%	0.05%	0.02%
Net investment income (loss)	0.27%(f)	2.63%	2.24%	2.30%	2.31%	2.47%
Portfolio turnover rate	14%(g)	32%	11%	6%	16%	38%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.52)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$12.72	$10.77	$12.29	$10.36	$ 9.64	$10.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.29	0.33	0.20	0.15	0.30
Net realized and unrealized gain (loss)	(0.34)	2.45	(1.31)	2.02	0.75	(0.54)
Total from investment operations	(0.33)	2.74	(0.98)	2.22	0.90	(0.24)
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.26)	(0.24)	(0.16)	(0.17)
Net realized gains	—	(0.49)	(0.28)	(0.05)	(0.02)	(0.01)
Total distributions	—	(0.79)	(0.54)	(0.29)	(0.18)	(0.18)
Net asset value, end of period	$12.39	$12.72	$10.77	$12.29	$10.36	$ 9.64
Total return (b)	(2.59)%	25.45%	(7.96)%(c)	21.45%	9.31%	(2.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 821	$ 962	$ 787	$ 762	$ 853	$ 782
Ratios to Average Net Assets:
Total expenses (d)	0.21%(e)	0.21%	0.20%	0.21%	0.59%	3.25%
Net expenses (d)	0.08%(e)	0.09%	0.08%	0.06%	0.06%	0.01%
Net investment income (loss)	0.13%(e)	2.34%	2.68%	1.73%	1.46%	2.97%
Portfolio turnover rate	13%(f)	32%	11%	5%	17%	35%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.96)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 12.72	$ 10.77	$ 12.29	$ 10.36	$ 9.63	$10.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.32	0.28	0.28	0.27	0.30
Net realized and unrealized gain (loss)	(0.34)	2.42	(1.26)	1.94	0.64	(0.55)
Total from investment operations	(0.33)	2.74	(0.98)	2.22	0.91	(0.25)
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.26)	(0.24)	(0.16)	(0.17)
Net realized gains	—	(0.49)	(0.28)	(0.05)	(0.02)	(0.01)
Total distributions	—	(0.79)	(0.54)	(0.29)	(0.18)	(0.18)
Net asset value, end of period	$ 12.39	$ 12.72	$ 10.77	$ 12.29	$ 10.36	$ 9.63
Total return (b)	(2.59)%	25.49%	(7.94)%(c)	21.45%	9.31%	(2.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$625,379	$587,488	$465,425	$300,444	$76,304	$8,374
Ratios to Average Net Assets:
Total expenses (d)	0.18%(e)	0.17%	0.19%	0.21%	0.57%	3.25%
Net expenses (d)	0.05%(e)	0.05%	0.07%	0.07%	0.05%	0.01%
Net investment income (loss)	0.16%(e)	2.62%	2.29%	2.39%	2.62%	2.99%
Portfolio turnover rate	13%(f)	32%	11%	5%	17%	35%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$12.60	$10.70	$12.24	$10.33	$ 9.62	$10.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00(b)	0.28	0.37	0.15	0.08	0.43
Net realized and unrealized gain (loss)	(0.37)	2.47	(1.37)	2.06	0.80	(0.69)
Total from investment operations	(0.37)	2.75	(1.00)	2.21	0.88	(0.26)
Distributions to shareholders from:
Net investment income	—	(0.29)	(0.26)	(0.25)	(0.15)	(0.18)
Net realized gains	—	(0.56)	(0.28)	(0.05)	(0.02)	(0.00)(b)
Total distributions	—	(0.85)	(0.54)	(0.30)	(0.17)	(0.18)
Net asset value, end of period	$12.23	$12.60	$10.70	$12.24	$10.33	$ 9.62
Total return (c)	(2.94)%	25.76%	(8.14)%	21.30%	9.34%	(2.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 398	$ 448	$ 374	$ 240	$ 366	$ 795
Ratios to Average Net Assets:
Total expenses (d)	0.27%(e)	0.25%	0.25%	0.25%	0.97%	4.65%
Net expenses (d)	0.10%(e)	0.09%	0.08%	0.06%	0.12%	0.02%
Net investment income (loss)	0.06%(e)	2.32%	3.05%	1.34%	0.76%	4.40%
Portfolio turnover rate	13%(f)	41%	11%	5%	16%	35%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 12.60	$ 10.70	$ 12.24	$ 10.33	$ 9.61	$10.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.34	0.28	0.27	0.26	0.28
Net realized and unrealized gain (loss)	(0.37)	2.42	(1.28)	1.94	0.63	(0.55)
Total from investment operations	(0.36)	2.76	(1.00)	2.21	0.89	(0.27)
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.26)	(0.25)	(0.15)	(0.18)
Net realized gains	—	(0.56)	(0.28)	(0.05)	(0.02)	(0.00)(b)
Total distributions	—	(0.86)	(0.54)	(0.30)	(0.17)	(0.18)
Net asset value, end of period	$ 12.24	$ 12.60	$ 10.70	$ 12.24	$ 10.33	$ 9.61
Total return (c)	(2.86)%	25.81%	(8.13)%	21.42%	9.35%	(2.71)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$418,453	$380,668	$300,431	$212,217	$48,016	$5,736
Ratios to Average Net Assets:
Total expenses (d)	0.22%(e)	0.21%	0.23%	0.25%	0.90%	4.65%
Net expenses (d)	0.05%(e)	0.05%	0.07%	0.07%	0.05%	0.02%
Net investment income (loss)	0.11%(e)	2.74%	2.30%	2.37%	2.61%	2.82%
Portfolio turnover rate	13%(f)	41%	11%	5%	16%	35%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$12.68	$10.70	$12.25	$10.32	$ 9.60	$10.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00(b)	0.33	0.31	0.11	0.16	0.22
Net realized and unrealized gain (loss)	(0.37)	2.41	(1.29)	2.11	0.73	(0.49)
Total from investment operations	(0.37)	2.74	(0.98)	2.22	0.89	(0.27)
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.25)	(0.24)	(0.15)	(0.18)
Net realized gains	—	(0.46)	(0.32)	(0.05)	(0.02)	(0.01)
Total distributions	—	(0.76)	(0.57)	(0.29)	(0.17)	(0.19)
Net asset value, end of period	$12.31	$12.68	$10.70	$12.25	$10.32	$ 9.60
Total return (c)	(2.92)%	25.65%	(7.93)%(d)	21.60%	9.33%	(2.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 244	$ 241	$ 130	$ 105	$ 271	$ 222
Ratios to Average Net Assets:
Total expenses (e)	0.35%(f)	0.30%	0.40%	0.52%	2.09%	7.69%
Net expenses (e)	0.08%(f)	0.05%	0.07%	0.06%	0.04%	0.02%
Net investment income (loss)	0.08%(f)	2.69%	2.53%	0.95%	1.58%	2.20%
Portfolio turnover rate	15%(g)	42%	16%	7%	14%	40%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.93)%. See Note 3.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 12.66	$ 10.68	$ 12.23	$ 10.31	$ 9.59	$10.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.35	0.30	0.31	0.26	0.27
Net realized and unrealized gain (loss)	(0.38)	2.39	(1.28)	1.90	0.63	(0.55)
Total from investment operations	(0.37)	2.74	(0.98)	2.21	0.89	(0.28)
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.25)	(0.24)	(0.15)	(0.18)
Net realized gains	—	(0.46)	(0.32)	(0.05)	(0.02)	(0.01)
Total distributions	—	(0.76)	(0.57)	(0.29)	(0.17)	(0.19)
Net asset value, end of period	$ 12.29	$ 12.66	$ 10.68	$ 12.23	$ 10.31	$ 9.59
Total return (b)	(2.92)%	25.70%	(7.94)%(c)	21.53%	9.34%	(2.75)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$220,169	$195,598	$132,520	$81,529	$18,718	$3,043
Ratios to Average Net Assets:
Total expenses (d)	0.32%(e)	0.30%	0.40%	0.51%	2.09%	7.69%
Net expenses (d)	0.05%(e)	0.05%	0.07%	0.07%	0.05%	0.02%
Net investment income (loss)	0.11%(e)	2.86%	2.49%	2.67%	2.61%	2.64%
Portfolio turnover rate	15%(f)	42%	16%	7%	14%	40%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%. See Note 3.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$12.53	$10.28	$11.91	$10.09	$ 9.50	$10.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.29	0.30	0.15	0.15	0.20
Net realized and unrealized gain (loss)	(0.38)	2.37	(1.27)	2.01	0.71	(0.46)
Total from investment operations	(0.37)	2.66	(0.97)	2.16	0.86	(0.26)
Distributions to shareholders from:
Net investment income	—	(0.28)	(0.24)	(0.23)	(0.14)	(0.19)
Net realized gains	—	(0.13)	(0.42)	(0.11)	(0.13)	(0.11)
Total distributions	—	(0.41)	(0.66)	(0.34)	(0.27)	(0.30)
Net asset value, end of period	$12.16	$12.53	$10.28	$11.91	$10.09	$ 9.50
Total return (b)	(2.95)%	25.86%	(8.13)%	21.45%	9.09%	(2.53)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 183	$ 163	$ 121	$ 103	$ 170	$ 162
Ratios to Average Net Assets:
Total expenses (c)	0.62%(d)	0.85%	1.56%	3.13%	11.36%	29.76%
Net expenses (c)	0.04%(d)	0.04%	0.06%	0.06%	0.05%	0.02%
Net investment income (loss)	0.13%(d)	2.42%	2.55%	1.31%	1.51%	1.96%
Portfolio turnover rate	21%(e)	29%	38%	18%	55%	73%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net asset value, beginning of period	$ 12.53	$ 10.28	$ 11.91	$ 10.08	$ 9.49	$10.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.39	0.34	0.33	0.29	0.19
Net realized and unrealized gain (loss)	(0.38)	2.27	(1.31)	1.84	0.57	(0.45)
Total from investment operations	(0.37)	2.66	(0.97)	2.17	0.86	(0.26)
Distributions to shareholders from:
Net investment income	—	(0.28)	(0.24)	(0.23)	(0.14)	(0.20)
Net realized gains	—	(0.13)	(0.42)	(0.11)	(0.13)	(0.11)
Total distributions	—	(0.41)	(0.66)	(0.34)	(0.27)	(0.31)
Net asset value, end of period	$ 12.16	$ 12.53	$ 10.28	$ 11.91	$10.08	$ 9.49
Total return (b)	(2.95)%	25.87%	(8.13)%	21.57%	8.98%	(2.53)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$87,778	$74,373	$25,829	$12,141	$3,344	$ 269
Ratios to Average Net Assets:
Total expenses (c)	0.63%(d)	0.84%	1.56%	3.07%	11.36%	29.76%
Net expenses (c)	0.04%(d)	0.04%	0.06%	0.07%	0.06%	0.02%
Net investment income (loss)	0.13%(d)	3.33%	2.87%	2.94%	2.91%	1.88%
Portfolio turnover rate	21%(e)	29%	38%	18%	55%	73%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class I
For the Period 3/30/20*- 6/30/20 (Unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)
Net realized and unrealized gain (loss)	1.71
Total from investment operations	1.71
Net asset value, end of period	$11.71
Total return (c)	17.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 117
Ratios to Average Net Assets:
Total expenses (d)	35.17%(e)
Net expenses (d)	0.23%(e)
Net investment income (loss)	(0.07)%(e)
Portfolio turnover rate	11%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Class K
For the Period 3/30/20*- 6/30/20 (Unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00(b)
Net realized and unrealized gain (loss)	1.72
Total from investment operations	1.72
Net asset value, end of period	$11.72
Total return (c)	17.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 881
Ratios to Average Net Assets:
Total expenses (d)	34.64%(e)
Net expenses (d)	0.03%(e)
Net investment income (loss)	0.09%(e)
Portfolio turnover rate	11%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a "Fund" and collectively, the "Funds"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2020 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2025 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2030 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2035 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2040 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2045 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2050 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2055 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2060 Fund	Class I Class K	September 30, 2014 September 30, 2014	Diversified
State Street Target Retirement 2065 Fund	Class I Class K	March 30, 2020 March 30, 2020	Diversified
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange-traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in each Fund’s respective Schedule of Investments.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
SSGA FM, as the investment adviser to each Fund, is contractually obligated, through April 30, 2021, (i) to waive up to the full amount of the advisory fee payable by a Fund, and/or (ii) to reimburse a Fund to the extent that Total Annual Fund Operating Expenses (exclusive of nonrecurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. These waiver and/or reimbursement arrangements may not be terminated prior to April 30, 2021 except with approval of the Funds' Board.
Administrator, Custodian and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
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NOTES TO FINANCIAL STATEMENTS  (continued)
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In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 7 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020, are disclosed in the Schedules of Investments.
From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on a Fund. As of June 30, 2020, based on management's evaluation of the shareholder account base, the State Street Target Retirement 2065 Fund had accounts representing controlling ownership of more than 10% of the Fund's total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Target Retirement 2065 Fund	1	11.79%
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$127,596,807	$ 52,210,241
State Street Target Retirement 2020 Fund	127,541,085	186,886,090
State Street Target Retirement 2025 Fund	254,147,933	297,679,453
State Street Target Retirement 2030 Fund	198,799,457	202,684,778
State Street Target Retirement 2035 Fund	163,990,479	147,996,559
State Street Target Retirement 2040 Fund	145,454,570	102,801,018
State Street Target Retirement 2045 Fund	126,324,586	78,129,192
State Street Target Retirement 2050 Fund	93,544,726	47,882,909
State Street Target Retirement 2055 Fund	58,658,517	29,556,243
State Street Target Retirement 2060 Fund	32,624,087	16,423,641
State Street Target Retirement 2065 Fund	943,293	73,894
6.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed each Fund’s tax positions (excluding the State Street Target Retirement 2065 Fund) taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$ 450,224,546	$26,151,871	$ 1,947,149	$24,204,722
State Street Target Retirement 2020 Fund	694,981,879	35,763,216	10,178,515	25,584,701
State Street Target Retirement 2025 Fund	945,802,592	51,714,726	14,310,004	37,404,722
State Street Target Retirement 2030 Fund	1,033,332,718	63,790,167	11,069,934	52,720,233
State Street Target Retirement 2035 Fund	886,081,256	53,664,860	11,572,454	42,092,406
State Street Target Retirement 2040 Fund	778,664,092	46,381,104	9,459,312	36,921,792
State Street Target Retirement 2045 Fund	615,748,635	33,718,715	7,971,905	25,746,810
State Street Target Retirement 2050 Fund	405,202,080	19,641,542	4,547,042	15,094,500
State Street Target Retirement 2055 Fund	216,862,370	8,872,226	2,150,140	6,722,086
State Street Target Retirement 2060 Fund	92,282,789	2,947,761	588,885	2,358,876
State Street Target Retirement 2065 Fund	882,832	89,288	1,619	87,669
7.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities, if any, as applicable. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of June 30, 2020.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Target Retirement Fund	$ 41,717,150	$ 38,929,049	$ 3,439,800	$ 42,368,849
State Street Target Retirement 2020 Fund	11,044,132	9,498,250	1,780,650	11,278,900
State Street Target Retirement 2025 Fund	2,350,270	2,393,626	—	2,393,626
State Street Target Retirement 2030 Fund	21,635,959	21,877,676	—	21,877,676
State Street Target Retirement 2035 Fund	15,407,376	15,573,391	—	15,573,391
State Street Target Retirement 2040 Fund	4,489,287	4,617,525	—	4,617,525
State Street Target Retirement 2045 Fund	14,245,629	14,652,560	—	14,652,560
State Street Target Retirement 2050 Fund	881,908	907,100	—	907,100
State Street Target Retirement 2055 Fund	2,970,576	3,055,431	—	3,055,431
State Street Target Retirement 2060 Fund	6,426,435	6,610,009	—	6,610,009
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement Fund	Mutual Funds and Exchange Traded Products	$38,929,049	$—	$—	$—	$38,929,049	$38,929,049
State Street Target Retirement 2020 Fund	Mutual Funds and Exchange Traded Products	9,498,250	—	—	—	9,498,250	9,498,250
State Street Target Retirement 2025 Fund	Mutual Funds and Exchange Traded Products	2,393,626	—	—	—	2,393,626	2,393,626
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	21,877,676	—	—	—	21,877,676	21,877,676
State Street Target Retirement 2035 Fund	Mutual Funds and Exchange Traded Products	15,573,391	—	—	—	15,573,391	15,573,391
State Street Target Retirement 2040 Fund	Mutual Funds and Exchange Traded Products	4,617,525	—	—	—	4,617,525	4,617,525
State Street Target Retirement 2045 Fund	Mutual Funds and Exchange Traded Products	14,652,560	—	—	—	14,652,560	14,652,560
State Street Target Retirement 2050 Fund	Mutual Funds and Exchange Traded Products	907,100	—	—	—	907,100	907,100
State Street Target Retirement 2055 Fund	Mutual Funds and Exchange Traded Products	3,055,431	—	—	—	3,055,431	3,055,431
State Street Target Retirement 2060 Fund	Mutual Funds and Exchange Traded Products	6,610,009	—	—	—	6,610,009	6,610,009
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

8.    Line of Credit
The Funds, except the State Street Target Retirement 2065 Fund, and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each Participant based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of June 30, 2020.
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Reorganization
On March 27, 2020, State Street Target Retirement Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of State Street Target Retirement 2015 Fund (“Acquired Fund”) in exchange for shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.
For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
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NOTES TO FINANCIAL STATEMENTS  (continued)
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The Acquiring Fund received shares and net assets from State Street Target Retirement 2015 Fund as the result of the tax-free reorganization as follows:
	Shares of Acquired Fund Exchanged	Shares of Acquiring Fund Issued	Net Assets Recieved from Acquired Fund	Net Assets of Acquiring Fund Immediately Prior to Combination	Net Assets of Acquiring Fund Immediately After the Combination
Class I	6,733	6,596	$ 66,884	$ 85,168	$ 152,052
Class K	12,046,939	11,815,879	119,576,117	280,140,772	399,716,889
Assuming the acquisition had been completed on January 1, 2020, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended June 30, 2020, are as follows:
Net Investment income (loss)	$ 3,194,550
Total net realized and change in unrealized gain (loss)	$(2,388,767)
Net increase (decrease) in net assets resulting from operations	$ 805,783
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s accompanying Statement of Operations as of June 30, 2020.
The Statement of Operations, Statement of Changes in Net Assets and the Financial Highlights for the current period do not include any pre-merger activity of the Acquired Fund and prior reporting periods of the accounting survivor (the Fund) are not restated.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(b)
State Street Target Retirement Fund
Class I	(0.08)%	$1,003.60	$(0.40)(b)	$1,025.30	$(0.40)
Class K	(0.07)	1,003.60	(0.35)(b)	1,025.20	(0.35)
State Street Target Retirement 2020 Fund
Class I	(0.00)(c)	991.20	0.00(b)	1,024.90	0.00
Class K	(0.02)	991.20	(0.10)(b)	1,025.00	(0.10)
State Street Target Retirement 2025 Fund
Class I	0.02	993.30	0.10(b)	1,024.80	0.10
Class K	0.00(c)	994.10	0.00(b)	1,024.90	0.00
State Street Target Retirement 2030 Fund
Class I	0.05	996.70	0.25(b)	1,024.60	0.25
Class K	0.02	996.70	0.10(b)	1,024.80	0.10
State Street Target Retirement 2035 Fund
Class I	0.14	989.60	0.69(b)	1,024.20	0.70
Class K	0.04	990.50	0.20(b)	1,024.70	0.20
State Street Target Retirement 2040 Fund
Class I	0.07	981.80	0.34(b)	1,024.50	0.35
Class K	0.05	982.60	0.25(b)	1,024.60	0.25
State Street Target Retirement 2045 Fund
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(b)
Class I	0.08%	$ 974.10	$ 0.39(b)	$1,024.50	$ 0.40
Class K	0.05	974.10	0.25(b)	1,024.60	0.25
State Street Target Retirement 2050 Fund
Class I	0.10	970.60	0.49(b)	1,024.40	0.50
Class K	0.05	971.40	0.25(b)	1,024.60	0.25
State Street Target Retirement 2055 Fund
Class I	0.08	970.80	0.39(b)	1,024.50	0.40
Class K	0.05	970.80	0.25(b)	1,024.60	0.25
State Street Target Retirement 2060 Fund
Class I	0.04	970.50	0.20(b)	1,024.70	0.20
Class K	0.04	970.50	0.20(b)	1,024.70	0.20
State Street Target Retirement 2065 Fund
Class I	0.23	1,171.00	0.63(d)	1,023.70	1.16
Class K	0.03	1,172.00	0.08(d)	1,024.70	0.15
(a)	The Annualized Expense Ratio does not reflect acquired fund fees and expenses. If acquired fund fees and expenses were included, expenses would be higher.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366. Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.
(c)	Amount is less than 0.005%.
(d)	Actual period is from commencement of operations on 3/30/2020.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund and State Street Target Retirement Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
______________________________________
1 Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and
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experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-, three- and five-year periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Funds:
State Street Target Retirement 2020 Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 5-year periods and equal to the median of its Performance Group for the 3-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2025 Fund. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1- and 3-year periods and equal to the median of its Performance Group for the 5-year period.
State Street Target Retirement 2030 Fund. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1- and 3-year periods and equal to the median of its Performance Group for the 5-year period.
State Street Target Retirement 2035 Fund. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1- and 3-year periods and equal to the median of its Performance Group for the 5-year period.
State Street Target Retirement 2040 Fund. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Group for the 1-year period, equal to the median of its Performance
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Group for the 3-year period and below the median of its Performance Group for the 5-year period. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2045 Fund. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was equal to the median of its Performance Group for the 1-year period and below the median of its Performance Group for the 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2050 Fund. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was equal to the median of its Performance Group for the 1-year period and below the median of its Performance Group for the 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2055 Fund. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2060 Fund. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1- and 3-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Group for the 1- and 3-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement Fund. The Board considered that the Fund’s performance was above the median of its Performance Universe and its Lipper Index for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Funds:
State Street Target Retirement 2020 Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.
State Street Target Retirement 2025 Fund. The Board considered that the Fund’s actual management fee was equal to the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were equal to the median of its Expense Group and below the median of its Expense Universe.
State Street Target Retirement 2030 Fund. The Board considered that the Fund’s actual management fee was equal to the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were equal to the median of its Expense Group and below the median of its Expense Universe.
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State Street Target Retirement 2035 Fund. The Board considered that the Fund’s actual management fee was equal to the median of its Expense Group and above the median of its Expense Universe. The Board also considered that the Fund’s total expenses were equal to the median of its Expense Group and below the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.
State Street Target Retirement 2040 Fund. The Board considered that the Fund’s actual management fee was equal to the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were equal to the median of its Expense Group and below the median of its Expense Universe.
State Street Target Retirement 2045 Fund. The Board considered that the Fund’s actual management fee was equal to the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were equal to the median of its Expense Group and below the median of its Expense Universe.
State Street Target Retirement 2050 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were equal to the median of its Expense Group and below the median of its Expense Universe.
State Street Target Retirement 2055 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were equal to the median of its Expense Group and below the median of its Expense Universe.
State Street Target Retirement 2060 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were equal to the median of its Expense Group and below the median of its Expense Universe.
State Street Target Retirement Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative
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management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in-person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), including a majority of the Independent Trustees, met in-person on September 18-19, 2019, to consider a proposal to approve the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of State Street Target Retirement 2065 Fund, a new series of the Trust (the “New Fund”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel that is independent (“Independent Counsel”) of the Adviser in connection with their consideration of approval of the Advisory Agreement. The Independent Trustees reviewed the proposed Advisory Agreement with respect to the New Fund in private sessions with Independent Counsel at which no representatives of management were present. The Independent Trustees considered the information provided with respect to the Adviser and other service providers of the New Fund at the in-person meeting of the Board held on September 18-19, 2019, as well as at other meetings of the Board and its committees held throughout the year. At the April 10, 2019 and May 14-15, 2019 in-person Board meetings, the Independent Trustees also considered the investment advisory agreement with the Adviser on behalf of certain other funds in the fund complex (the “Other Funds”). This information included, among other things, the following:
Information about Comparable Fund Performance, Fees and Expenses
Performance information about other target date retirement funds managed by the Adviser that utilize a similar strategy as the strategy proposed to be utilized by the New Fund.
A report prepared by an independent third-party provider of investment company data, which included:
•	A comparison of the New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A comparison of the New Fund’s contractual and estimated actual management fees to the contractual and actual management fees of the Expense Group and Expense Universe;
•	Comparative information concerning the fees charged by the Adviser for managing comparable funds and/or other accounts, as applicable, using investment strategies and techniques similar to those to be used in managing the New Fund; and
•	Profitability analyses for (a) the Adviser with respect to Other Funds and (b) affiliates of the Adviser that provide services to the Other Funds. The Independent Trustees also took into account management’s discussions of the anticipated profitability of the New Fund to the Adviser and its affiliates in the New Fund’s first year of operations.
Information about Portfolio Management
•	Descriptions of the investment management services to be provided by the Adviser to the New Fund as well as services provided to the Other Funds, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes to be used to value the assets of the New Fund.
Information about the Adviser
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•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Fund;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources to be devoted by the Adviser to overseeing compliance by the New Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Other Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s cybersecurity and risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of various services to be provided to the New Fund by SSGA FM in its capacity as administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Fund by affiliates of SSGA FM, including the custodian, sub-administrator and fund accountant of the New Fund, and the role of SSGA FM in managing the New Fund’s relationships with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the New Fund;
•	Draft responses to a letter from Independent Counsel reviewed prior to such date by Independent Counsel, requesting specific information regarding the Other Funds, certain of which was applicable to the New Fund, from each of:
o SSGA FM, in its capacity as the Other Funds’ Adviser and Administrator, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Other Funds with respect to its operations relating to the Other Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Other Funds throughout the year at meetings of the Board and its committees.
The Independent Trustees were assisted throughout the contract review and approval process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Fund.
Results of the Process
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Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on September 18-19, 2019, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the New Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services to be provided to the New Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Fund by senior management.
The Board had previously reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Fund.
Fund Performance
Because the New Fund has not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Fund. However, the Board took into account management’s discussion of the performance track record of other target date retirement funds that utilize a similar investment strategy as the strategy proposed to be utilized by the New Fund and was generally satisfied with the performance of these comparable funds. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds, and concluded that it was generally satisfied with the performance of these Other Funds.
Management Fees and Expenses
The Board reviewed the contractual management fee rate to be paid by the New Fund. As part of its review, the Board considered the New Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to New Fund’s Expense Group and Expense Universe. Among other information, the Board considered the following expense information in its evaluation of the New Fund:
The Board considered that the proposed contractual management fee for the New Fund was below the median of the New Fund’s Expense Group. The Board also considered that the New Fund’s estimated actual total expenses were below the medians of its Expense Group and Expense Universe.
Profitability
Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Fund. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, together with the profitability of each of the affiliated service providers with respect to their services to the Other Funds. The
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Board also considered the various risks borne by the Adviser and the affiliated service providers in connection with their various roles in servicing the New Fund and the Other Funds, including enterprise, litigation, business, operational and entrepreneurial risk.
The Board concluded that the expected profitability of the Adviser with respect to the New Fund, and the expected profitability range of each of the affiliated service providers with respect to its services to the New Fund, were expected to be reasonable in relation to the services provided.
Economies of Scale
In reviewing expected management fees and anticipated profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Fund, on the other hand, can expect to realize benefits from economies of scale as the New Fund’s assets increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Fund in view of the fact that the New Fund had not yet commenced operations. The Board concluded that, in light of the fact that the New Fund had not yet commenced operations, and the comparative management fee and expense ratio of the New Fund, it did not appear that the Adviser or its affiliates expected to realize benefits from economies of scale in managing the assets of the New Fund to such an extent that the proposed advisory fee should be reduced or that breakpoints in such fee should be implemented for the New Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of fund shares.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSIITTRETSAR

Semi-Annual Report
June 30, 2020
State Street Institutional Investment Trust
State Street China Equity Select Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street China Equity Select Fund
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2020

% of Net Assets
Common Stocks	97.8%
Short-Term Investment	2.9
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2020

Description	% of Net Assets
Consumer Discretionary	37.0%
Communication Services	24.4
Financials	14.2
Consumer Staples	7.5
Health Care	7.4
TOTAL	90.5%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.8%
BANKS — 7.1%
China Construction Bank Corp. Class H	216,000	$ 175,692
China Merchants Bank Co., Ltd. Class H	43,100	199,733
Industrial & Commercial Bank of China, Ltd. Class H	184,000	111,241
		486,666
BEVERAGES — 7.4%
Kweichow Moutai Co., Ltd. Class A	1,200	249,425
Wuliangye Yibin Co., Ltd. Class A	10,500	255,347
		504,772
BIOTECHNOLOGY — 0.8%
BeiGene, Ltd. ADR (a)	300	56,520
CAPITAL MARKETS — 1.0%
Hong Kong Exchanges & Clearing, Ltd.	1,600	68,147
DIVERSIFIED CONSUMER SERVICES — 5.8%
GSX Techedu, Inc. ADR (a)	3,300	197,967
TAL Education Group ADR (a)	2,842	194,336
		392,303
ENTERTAINMENT — 5.4%
NetEase, Inc. ADR	700	300,566
NetEase, Inc.	3,700	63,780
		364,346
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	2,000	86,512
HOUSEHOLD DURABLES — 3.0%
Gree Electric Appliances, Inc. of Zhuhai Class A	12,600	101,288
Midea Group Co., Ltd. Class A	11,800	100,126
		201,414
INSURANCE — 6.1%
AIA Group, Ltd.	16,600	155,337
Ping An Insurance Group Co. of China, Ltd. Class H	26,100	260,192
		415,529
INTERACTIVE MEDIA & SERVICES — 17.8%
Baidu, Inc. ADR (a)	750	89,917
Tencent Holdings, Ltd.	17,500	1,121,370
		1,211,287
INTERNET & DIRECT MARKETING RETAIL — 24.4%
Alibaba Group Holding, Ltd. ADR (a)	4,683	1,010,123
JD.com, Inc. ADR (a)	6,977	419,876
Meituan Dianping Class B (a)	10,200	227,934
		1,657,933
LIFE SCIENCES TOOLS & SERVICES — 3.7%
Hangzhou Tigermed Consulting Co., Ltd. Class A	2,500	36,020
Security Description	Shares	Value
WuXi AppTec Co., Ltd. Class H (b)	6,860	$ 89,590
Wuxi Biologics Cayman, Inc. (a) (b)	7,000	128,490
		254,100
OIL, GAS & CONSUMABLE FUELS — 0.7%
CNOOC, Ltd.	43,000	48,260
PHARMACEUTICALS — 1.6%
Jiangsu Hengrui Medicine Co., Ltd. Class A	8,400	109,879
PROFESSIONAL SERVICES — 1.1%
Centre Testing International Group Co., Ltd. Class A	27,000	75,769
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.9%
China Vanke Co., Ltd. Class H	20,800	66,387
Country Garden Holdings Co., Ltd.	43,000	53,333
Longfor Group Holdings, Ltd. (b)	30,000	143,606
		263,326
SOFTWARE — 1.6%
Venustech Group, Inc. Class A	18,100	108,034
TEXTILES, APPAREL & LUXURY GOODS — 3.8%
ANTA Sports Products, Ltd.	25,000	222,428
Shenzhou International Group Holdings, Ltd.	2,800	34,041
		256,469
WIRELESS TELECOMMUNICATION SERVICES — 1.3%
China Mobile, Ltd.	13,500	91,153
TOTAL COMMON STOCKS (Cost $5,127,544)		6,652,419
SHORT-TERM INVESTMENT — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (c) (d) (Cost $199,191)	199,191	199,191
TOTAL INVESTMENTS — 100.7% (Cost $5,326,735)		6,851,610
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(47,058)
NET ASSETS — 100.0%		$ 6,804,552
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.3% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.

See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,333,085	$4,319,334	$—	$6,652,419
Short-Term Investment	199,191	—	—	199,191
TOTAL INVESTMENTS	$2,532,276	$4,319,334	$—	$6,851,610
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	146	$146	$957,761	$758,716	$—	$—	199,191	$199,191	$458
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$6,652,419
Investments in affiliated issuers, at value	199,191
Total Investments	6,851,610
Foreign currency, at value	53,513
Dividends receivable — unaffiliated issuers	14,054
Dividends receivable — affiliated issuers	26
Receivable from Adviser	19,385
TOTAL ASSETS	6,938,588
LIABILITIES
Payable for investments purchased	85,383
Advisory fee payable	4,847
Administration fees payable	269
Trustees’ fees and expenses payable	175
Transfer agent fees payable	175
Registration and filing fees payable	406
Professional fees payable	32,211
Printing and postage fees payable	10,523
Accrued expenses and other liabilities	47
TOTAL LIABILITIES	134,036
NET ASSETS	$6,804,552
NET ASSETS CONSIST OF:
Paid-in Capital	$4,999,726
Total distributable earnings (loss)	1,804,826
NET ASSETS	$6,804,552
Class K
Net Assets	$6,804,552
Shares Outstanding	500,000
Net asset value, offering and redemption price per share	$ 13.61
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,127,544
Investments in affiliated issuers	199,191
Total cost of investments	$5,326,735
Foreign currency, at cost	$ 53,939
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	42,449
Dividend income — affiliated issuers	458
Foreign taxes withheld	(2,897)
TOTAL INVESTMENT INCOME (LOSS)	40,010
EXPENSES
Advisory fee	26,613
Administration fees	1,478
Custodian fees	20,445
Trustees’ fees and expenses	10,206
Transfer agent fees	754
Registration and filing fees	2,865
Professional fees and expenses	28,400
Printing and postage fees	18,396
Insurance expense	14
Miscellaneous expenses	939
TOTAL EXPENSES	110,110
Expenses waived/reimbursed by the Adviser	(83,497)
NET EXPENSES	26,613
NET INVESTMENT INCOME (LOSS)	$ 13,397
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	266,513
Foreign currency transactions	1,616
Net realized gain (loss)	268,129
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	628,970
Foreign currency translations	(1,497)
Net change in unrealized appreciation/depreciation	627,473
NET REALIZED AND UNREALIZED GAIN (LOSS)	895,602
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$908,999
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	For the Period 5/29/19*- 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 13,397	$ 42,241
Net realized gain (loss)	268,129	(3,111)
Net change in unrealized appreciation/depreciation	627,473	896,973
Net increase (decrease) in net assets resulting from operations	908,999	936,103
Distributions to shareholders	—	(40,550)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	5,000,000
Net increase (decrease) in net assets from beneficial interest transactions	—	5,000,000
Net increase (decrease) in net assets during the period	908,999	5,895,553
Net assets at beginning of period	5,895,553	—
NET ASSETS AT END OF PERIOD	$6,804,552	$5,895,553
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	500,000
Net increase (decrease) from share transactions	—	500,000
*	Inception date.
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/20 (Unaudited)	For the Period 5/30/19*- 12/31/19
Net asset value, beginning of period	$11.79	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.09
Net realized and unrealized gain (loss)	1.79	1.78
Total from investment operations	1.82	1.87
Distributions to shareholders from:
Net investment income	—	(0.08)
Total distributions	—	(0.08)
Net asset value, end of period	$13.61	$11.79
Total return (b)	15.44%	18.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,805	$5,896
Ratios to average net assets:
Total expenses	3.72%(c)	5.35%(c)
Net expenses	0.90%(c)	0.90%(c)
Net investment income (loss)	0.45%(c)	1.32%(c)
Portfolio turnover rate	25%(d)	18%(d)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street China Equity Select Fund	Class K	May 30, 2019	Non-Diversified
The Fund was formed on May 29, 2019 and commenced operations on May 30, 2019.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.90% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until April 30, 2021, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes and extraordinary expenses) exceed 0.90% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with the approval of the Board. For the period ended June 30, 2020, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $83,497.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2020, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street China Equity Select Fund	1	100.00%
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
State Street China Equity Select Fund	$1,459,503	$1,506,336
6.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street China Equity Select Fund	$5,326,735	$1,659,742	$134,867	$1,524,875
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street China Equity Select Fund	0.90%	$1,154.40	$4.82	$1,020.40	$4.52
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street China Equity Select Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the since-inception period ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
___________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the since-inception period; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk,
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the since-inception period ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street China Equity Select Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and its Lipper Index for the period since inception (May 30, 2019) to December 31, 2019.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street China Equity Select Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET CHINA EQUITY SELECT FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during this period, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
19

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSIITCHINASAR

Semi-Annual Report
June 30, 2020
State Street Institutional Investment Trust
State Street Hedged International Developed Equity Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-647-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-647-7327. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Hedged International Developed Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2020

% of Net Assets
Mutual Funds and Exchange Traded Products	98.6%
Short-Term Investment	1.9
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.6%
UNITED STATES — 98.6%
State Street International Developed Equity Portfolio (a) (Cost: $3,177,919,964)		$ 3,284,726,587
SHORT-TERM INVESTMENT — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (b)(c) (Cost $62,556,858)	62,594,900	62,619,938
TOTAL INVESTMENTS — 100.5% (Cost $3,240,476,822)		3,347,346,525
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(16,363,429)
NET ASSETS — 100.0%		$ 3,330,983,096

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.

At June 30, 2020, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America	USD 592,147	AUD 848,000	07/02/2020	$ (8,299)
Bank of America	USD 486,890	SEK 4,563,000	07/02/2020	2,879
Bank of America	HKD 3,336,000	USD 430,395	07/02/2020	(32)
Bank of Montreal	USD 894,109	AUD 1,301,000	07/02/2020	1,630
Bank of Montreal	USD 1,630,348	CHF 1,567,000	07/02/2020	23,391
Bank of Montreal	USD 2,318,268	GBP 1,857,000	07/02/2020	(23,757)
Bank of Montreal	USD 241,021,417	GBP 195,064,274	07/02/2020	121
Bank of Montreal	USD 99,552,552	HKD 771,587,035	07/02/2020	1,284
Bank of Montreal	USD 2,678,592	JPY 287,128,000	07/02/2020	(17,166)
Bank of Montreal	NOK 181,421,520	USD 18,667,358	07/02/2020	(138,646)
Bank of Montreal	EUR 447,899,157	USD 498,503,700	07/02/2020	(4,554,253)
Bank of Montreal	CHF 1,427,000	USD 1,500,729	07/02/2020	(5,260)
Bank of Montreal	EUR 2,837,000	USD 3,176,542	07/02/2020	(9,835)
Bank of Montreal	CHF 998,000	USD 1,049,025	07/02/2020	(4,217)
Bank of Montreal	GBP 1,183,000	USD 1,462,833	07/02/2020	1,117
Bank of Montreal	USD 6,378,454	GBP 5,161,000	08/04/2020	(147)
Bank of Montreal	EUR 12,694,000	USD 14,267,688	08/04/2020	207
Bank of Montreal	HKD 771,587,035	USD 99,528,410	08/04/2020	(11,071)
Bank of Montreal	GBP 195,064,274	USD 241,064,331	08/04/2020	(9,094)
Barclays Capital	USD 688,289	AUD 1,004,000	07/02/2020	2,965
Barclays Capital	USD 4,162,537	EUR 3,708,000	07/02/2020	2,104
Barclays Capital	EUR 4,054,000	USD 4,563,201	07/02/2020	9,951
Barclays Capital	USD 625,553	ILS 2,163,000	08/04/2020	(79)
Barclays Capital	USD 1,416,311	NOK 13,660,000	08/04/2020	(150)
Barclays Capital	USD 1,318,145	SEK 12,275,000	08/04/2020	(79)
BNP Paribas S.A.	USD 370,179	DKK 2,479,000	07/02/2020	3,393
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas S.A.	USD 867,488	HKD 6,724,000	07/02/2020	$ 75
BNP Paribas S.A.	USD 896,210	SEK 8,373,000	07/02/2020	2,503
BNP Paribas S.A.	DKK 2,256,000	USD 340,590	07/02/2020	624
BNP Paribas S.A.	SEK 4,154,000	USD 444,840	07/02/2020	(1,029)
BNP Paribas S.A.	AUD 1,422,000	USD 974,697	07/02/2020	(4,350)
Citibank N.A.	USD 3,025,871	CHF 2,876,000	07/02/2020	9,325
Citibank N.A.	USD 9,208,410	EUR 8,172,000	07/02/2020	(30,028)
Citibank N.A.	USD 4,280,263	GBP 3,409,000	07/02/2020	(68,101)
Citibank N.A.	USD 241,021,416	GBP 195,064,273	07/02/2020	121
Citibank N.A.	USD 434,612,998	JPY 46,888,223,305	07/02/2020	—
Citibank N.A.	GBP 194,883,774	USD 240,958,196	07/02/2020	159,684
Citibank N.A.	HKD 888,241,035	USD 114,512,748	07/02/2020	(92,344)
Citibank N.A.	GBP 195,064,273	USD 241,063,355	08/04/2020	(10,069)
Citibank N.A.	JPY 46,888,223,305	USD 434,776,213	08/04/2020	(12,942)
Goldman Sachs Capital Markets L.P.	USD 1,062,169	CHF 1,007,000	07/02/2020	571
Goldman Sachs Capital Markets L.P.	USD 1,407,365	SGD 1,989,000	07/02/2020	18,390
HSBC Bank USA	USD 885,016	CHF 851,000	07/02/2020	13,089
HSBC Bank USA	USD 525,218,249	EUR 467,629,657	07/02/2020	15
HSBC Bank USA	USD 472,646	HKD 3,665,000	07/02/2020	230
HSBC Bank USA	USD 10,363,461	NZD 16,098,581	07/02/2020	—
HSBC Bank USA	USD 103,118,023	SEK 960,714,531	07/02/2020	—
HSBC Bank USA	USD 37,532,920	SGD 52,360,299	07/02/2020	—
HSBC Bank USA	ILS 38,560,174	USD 11,010,809	07/02/2020	(130,690)
HSBC Bank USA	AUD 304,091,050	USD 201,856,247	07/02/2020	(7,510,416)
HSBC Bank USA	CHF 336,517,571	USD 350,565,429	07/02/2020	(4,579,493)
HSBC Bank USA	JPY 44,478,026,305	USD 413,019,862	07/02/2020	747,291
HSBC Bank USA	DKK 497,466,566	USD 74,281,769	07/02/2020	(683,619)
HSBC Bank USA	NZD 16,098,581	USD 10,363,767	08/04/2020	(317)
HSBC Bank USA	SGD 52,360,299	USD 37,534,399	08/04/2020	(1,049)
HSBC Bank USA	SEK 960,714,531	USD 103,157,884	08/04/2020	(1,761)
HSBC Bank USA	EUR 467,629,657	USD 525,580,662	08/04/2020	(13,880)
JP Morgan Chase Bank, N.A.	USD 3,210,650	EUR 2,863,000	07/02/2020	4,929
JP Morgan Chase Bank, N.A.	USD 1,472,443	GBP 1,194,000	07/02/2020	2,864
JP Morgan Chase Bank, N.A.	AUD 995,000	USD 680,877	07/02/2020	(4,181)
Morgan Stanley Bank, N.A.	USD 1,920,309	GBP 1,547,000	07/02/2020	(8,835)
Morgan Stanley Bank, N.A.	USD 2,210,704	JPY 242,489,000	07/02/2020	36,957
Royal Bank of Canada	USD 1,376,444	CHF 1,305,000	07/02/2020	792
Royal Bank of Canada	USD 13,738,804	HKD 106,550,000	07/02/2020	8,785
Royal Bank of Canada	USD 806,816	NZD 1,303,000	07/02/2020	31,990
Royal Bank of Canada	DKK 31,271,000	USD 4,669,842	07/02/2020	(42,520)
Royal Bank of Canada	JPY 6,296,857,000	USD 58,471,366	07/02/2020	104,985
Royal Bank of Canada	HKD 65,511,000	USD 8,451,117	08/04/2020	(205)
Societe Generale	GBP 1,691,000	USD 2,118,221	07/02/2020	28,820
Standard Chartered Bank	USD 1,061,019	AUD 1,562,000	07/02/2020	14,418
Standard Chartered Bank	USD 4,959,257	EUR 4,454,000	07/02/2020	43,253
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD 7,630,770	JPY 819,460,000	07/02/2020	$ (35,089)
Standard Chartered Bank	JPY 406,571,000	USD 3,788,161	07/02/2020	19,602
Toronto Dominion Bank	USD 687,288	DKK 4,548,000	07/02/2020	(1,930)
Toronto Dominion Bank	USD 525,218,249	EUR 467,629,657	07/02/2020	15
Toronto Dominion Bank	USD 18,806,004	NOK 181,421,520	07/02/2020	—
Toronto Dominion Bank	USD 407,508	SEK 3,799,000	07/02/2020	256
Toronto Dominion Bank	JPY 44,478,026,305	USD 413,016,027	07/02/2020	743,456
Toronto Dominion Bank	GBP 194,883,773	USD 240,960,728	07/02/2020	162,217
Toronto Dominion Bank	JPY 284,534,000	USD 2,662,364	07/02/2020	24,981
Toronto Dominion Bank	EUR 467,629,657	USD 525,578,324	08/04/2020	(16,219)
Toronto Dominion Bank	NOK 181,421,520	USD 18,807,583	08/04/2020	(772)
UBS AG	USD 2,257,654	CHF 2,167,000	07/02/2020	29,297
UBS AG	USD 393,634	HKD 3,051,000	07/02/2020	21
UBS AG	USD 4,152,154	JPY 446,609,000	07/02/2020	(12,477)
UBS AG	USD 3,470,327	JPY 371,882,000	07/02/2020	(23,305)
Westpac Banking Corp.	USD 1,963,987	AUD 2,867,000	07/02/2020	9,942
Westpac Banking Corp.	USD 225,947,833	AUD 328,174,050	07/02/2020	(27)
Westpac Banking Corp.	USD 347,390,186	CHF 329,169,571	07/02/2020	—
Westpac Banking Corp.	USD 78,958,788	DKK 523,966,566	07/02/2020	—
Westpac Banking Corp.	USD 2,735,476	EUR 2,418,000	07/02/2020	(19,699)
Westpac Banking Corp.	USD 1,281,027	GBP 1,008,000	07/02/2020	(35,541)
Westpac Banking Corp.	USD 11,141,500	ILS 38,560,174	07/02/2020	—
Westpac Banking Corp.	USD 434,612,998	JPY 46,888,223,305	07/02/2020	—
Westpac Banking Corp.	NZD 17,401,581	USD 10,774,189	07/02/2020	(428,079)
Westpac Banking Corp.	SGD 54,349,299	USD 38,455,056	07/02/2020	(503,619)
Westpac Banking Corp.	EUR 447,899,157	USD 498,518,928	07/02/2020	(4,539,024)
Westpac Banking Corp.	SEK 878,349,531	USD 93,283,899	07/02/2020	(993,500)
Westpac Banking Corp.	GBP 6,502,000	USD 8,039,619	07/02/2020	5,744
Westpac Banking Corp.	EUR 54,185,000	USD 60,310,181	07/02/2020	(547,704)
Westpac Banking Corp.	AUD 29,248,000	USD 19,415,612	07/02/2020	(721,633)
Westpac Banking Corp.	SEK 94,946,000	USD 10,084,388	07/02/2020	(106,614)
Westpac Banking Corp.	AUD 328,174,050	USD 225,984,589	08/04/2020	(2,598)
Westpac Banking Corp.	JPY 46,888,223,305	USD 434,782,260	08/04/2020	(6,894)
Westpac Banking Corp.	CHF 329,169,571	USD 347,720,458	08/04/2020	(6,367)
Westpac Banking Corp.	ILS 38,560,174	USD 11,149,070	08/04/2020	(1,369)
Westpac Banking Corp.	AUD 1,298,000	USD 893,848	08/04/2020	20
Westpac Banking Corp.	DKK 523,966,566	USD 79,008,793	08/04/2020	(2,407)
Total				$(23,708,477)
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
During the fiscal year ended June 30, 2020, average notional value related to foreign currency exchange contracts was $10,989,601,232.
At June 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE (long)	544	09/18/2020	$48,062,061	$48,372,480	$310,419
During the period ended June 30, 2020, average notional value related to futures contracts was $79,052,320.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,284,726,587	$ —	$—	$3,284,726,587
Short-Term Investment	62,619,938	—	—	62,619,938
TOTAL INVESTMENTS	$3,347,346,525	$ —	$—	$3,347,346,525
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts	—	2,274,304	—	2,274,304
Futures Contracts	310,419	—	—	310,419
TOTAL OTHER FINANCIAL INSTRUMENTS	$ 310,419	$ 2,274,304	$—	$ 2,584,723
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,347,656,944	$ 2,274,304	$—	$3,349,931,248
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts	—	(25,982,781)	—	(25,982,781)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$(25,982,781)	$—	$ (25,982,781)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$3,284,726,587
Investment in affiliated issuers, at value	62,619,938
Total Investments	3,347,346,525
Foreign currency, at value	53,173
Cash at broker	6,439,520
Receivable from broker — accumulated variation margin on futures contracts	311,905
Receivable for fund shares sold	1,885,031
Unrealized appreciation on forward foreign currency exchange contracts	2,274,304
Dividends receivable — affiliated issuers	154,335
Receivable from Adviser	201,767
Receivable for foreign taxes recoverable	180,152
Prepaid expenses and other assets	303,321
TOTAL ASSETS	3,359,150,033
LIABILITIES
Payable for fund shares repurchased	1,632,910
Unrealized depreciation on forward foreign currency exchange contracts	25,982,781
Advisory fee payable	386,044
Administration fees payable	137,884
Trustees’ fees and expenses payable	156
Transfer agent fees payable	949
Registration and filing fees payable	4,555
Professional fees payable	21,609
Printing and postage fees payable	49
TOTAL LIABILITIES	28,166,937
NET ASSETS	$3,330,983,096
NET ASSETS CONSIST OF:
Paid-in Capital	$3,290,429,023
Total distributable earnings (loss)	40,554,073
NET ASSETS	$3,330,983,096
Class K
Net Assets	$3,330,983,096
Shares Outstanding	35,169,981
Net asset value, offering and redemption price per share	$ 94.71
COST OF INVESTMENTS:
Investment in affiliated Portfolio	$3,177,919,964
Investment in affiliated issuers	62,556,858
Total cost of investments	$3,240,476,822
Foreign currency, at cost	$ 52,658
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividend income allocated from affiliated Portfolio	$ 54,738,129
Interest income — unaffiliated issuers	7,737
Dividend income — affiliated issuers	337,849
Expenses allocated from affiliated Portfolio	(2,385,957)
Foreign taxes withheld allocated from affiliated Portfolio	(5,366,772)
TOTAL INVESTMENT INCOME (LOSS)	47,330,986
EXPENSES
Advisory fee	2,378,865
Administration fees	849,595
Custodian fees	86,874
Trustees’ fees and expenses	10,156
Transfer agent fees	6,104
Registration and filing fees	82,470
Professional fees and expenses	24,432
Printing and postage fees	14,565
Insurance expense	8,933
Miscellaneous expenses	395,449
TOTAL EXPENSES	3,857,443
Expenses waived/reimbursed by the Adviser	(2,845,022)
NET EXPENSES	1,012,421
NET INVESTMENT INCOME (LOSS)	$ 46,318,565
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(77,652,621)
Foreign currency transactions allocated from affiliated Portfolio	18,206
Futures contracts allocated from affiliated Portfolio	720,516
Forward foreign currency exchange contracts	32,395,650
Foreign currency transactions	(1,444)
Futures contracts	(23,409,724)
Net realized gain (loss)	(67,929,417)
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	(385,781,173)
Foreign currency transactions allocated from affiliated Portfolio	(55,303)
Future contracts allocated from affiliated Portfolio	(928,388)
Forward foreign currency exchange contracts	39,719,757
Foreign currency translations	777
Futures contracts	(738,771)
Net change in unrealized appreciation/depreciation	(347,783,101)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(415,712,518)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(369,393,953)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20(a) (Unaudited)	Year Ended 12/31/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 46,318,565	$ 105,727,302
Net realized gain (loss)	(67,929,417)	109,623,221
Net change in unrealized appreciation/depreciation	(347,783,101)	526,360,746
Net increase (decrease) in net assets resulting from operations	(369,393,953)	741,711,269
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(186,407,608)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	594,990,922	605,074,489
Reinvestment of distributions	—	185,888,647
Cost of shares redeemed	(667,357,326)	(496,367,578)
Net increase (decrease) in net assets from beneficial interest transactions	(72,366,404)	294,595,558
Net increase (decrease) in net assets during the period	(441,760,357)	849,899,219
Net assets at beginning of period	3,772,743,453	2,922,844,234
NET ASSETS AT END OF PERIOD	$3,330,983,096	$3,772,743,453
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	6,688,718	6,097,166
Reinvestment of distributions	—	1,763,649
Shares redeemed	(7,678,904)	(4,939,014)
Net increase (decrease) from share transactions	(990,186)	2,921,801
(a)	On April 17, 2020, the State Street Hedged International Developed Equity Index Fund underwent a 1-for-10 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 8.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended(a) 6/30/20 (Unaudited)	Year Ended(a) 12/31/19	Year Ended(a) 12/31/18	Year Ended(a) 12/31/17	Year Ended(a)(b) 12/31/16	For the Period 5/29/15*(a)(b) - 12/31/15
Net asset value, beginning of period	$ 104.30	$ 87.90	$ 104.00	$ 91.80	$ 90.00	$ 100.00
Income (loss) from investment operations:
Net investment income (loss) (c)	1.27	3.10	2.90	2.70	2.40	0.90
Net realized and unrealized gain (loss)	(10.86)	18.60	(12.60)	12.70	3.40	(10.00)
Total from investment operations	(9.59)	21.70	(9.70)	15.40	5.80	(9.10)
Distributions to shareholders from:
Net investment income	—	(3.20)	(5.00)	—	(2.00)	(0.60)
Net realized gains	—	(2.10)	(1.40)	(3.20)	(2.00)	(0.30)
Total distributions	—	(5.30)	(6.40)	(3.20)	(4.00)	(0.90)
Net asset value, end of period	$ 94.71	$ 104.30	$ 87.90	$ 104.00	$ 91.80	$ 90.00
Total return (d)	(9.27)%	24.82%	(9.25)%	16.85%	6.27%	(9.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,330,983	$3,772,743	$2,922,844	$2,894,400	$2,113,394	$958,544
Ratios to Average Net Assets:
Total expenses	0.37%(e)	0.36%	0.36%	0.35%	0.34%	0.38%(e)
Net expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	2.73%(e)	3.08%	2.85%	2.69%	2.79%	1.60%(e)
Portfolio turnover rate (f)	6%(g)	3%	14%	4%	1%	1%(g)
*	Commencement of operations.
(a)	On April 17, 2020, the State Street Hedged International Developed Equity Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 8.
(b)	Prior to April 29, 2016, the per share amounts and ratios included the Fund’s standalone performance. Effective April 29, 2016, the per share amounts and ratios include the Fund’s proportionate share of the income and expenses of the affiliated Portfolio.
(c)	Net investment income per share is calculated using the average shares method.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding affiliated Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of thirty (30) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations:	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class K	May 29, 2015	Diversified
The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100% at June 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of June 30, 2020, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended June 30, 2020, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2020, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$2,274,304	$—	$ —	$—	$2,274,304
Futures Contracts	—	—	—	311,905	—	311,905
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$(25,982,781)	$—	$—	$—	$(25,982,781)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$32,395,650	$—	$ —	$—	$ 32,395,650
Futures Contracts	—	—	—	(23,441,891)	—	(23,441,891)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$39,719,757	$—	$ —	$—	$39,719,757
Futures Contracts	—	—	—	(738,771)	—	(738,771)

13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America	$ 2,879	$ (2,879)	$—	$ —
Bank of Montreal	27,750	(27,750)	—	—
Barclays Capital	15,020	(308)	—	14,712
BNP Paribas S.A.	6,595	(5,379)	—	1,216
Citibank N.A.	169,130	(169,130)	—	—
Goldman Sachs Capital Markets L.P.	18,961	—	—	18,961
HSBC Bank USA	760,625	(760,625)	—	—
JP Morgan Chase Bank, N.A.	7,793	(4,181)	—	3,612
Morgan Stanley Bank, N.A.	36,957	(8,835)	—	28,122
Royal Bank of Canada	146,552	(42,725)	—	103,827
Societe Generale	28,820	—	—	28,820
Standard Chartered Bank	77,273	(35,089)	—	42,184
Toronto Dominion Bank	930,925	(18,920)	—	912,005
UBS AG	29,318	(29,318)	—	—
Westpac Banking Corp.	15,706	(15,706)	—	—
	$2,274,304	$(1,120,845)	$—	$1,153,459
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America	$ (8,331)	$ 2,879	$—	$ (5,452)
Bank of Montreal	(4,773,445)	27,750	—	(4,745,695)
Barclays Capital	(308)	308	—	—
BNP Paribas S.A.	(5,379)	5,379	—	—
Citibank N.A.	(213,483)	169,130	—	(44,353)
HSBC Bank USA	(12,921,226)	760,625	—	(12,160,601)
JP Morgan Chase Bank, N.A.	(4,181)	4,181	—	—
Morgan Stanley Bank, N.A.	(8,835)	8,835	—	—
Royal Bank of Canada	(42,725)	42,725	—	—
Standard Chartered Bank	(35,089)	35,089	—	—
Toronto Dominion Bank	(18,920)	18,920	—	—
UBS AG	(35,782)	29,318	—	(6,464)
Westpac Banking Corp.	(7,915,077)	15,706	—	(7,899,371)
	$(25,982,781)	$1,120,845	$—	$(24,861,936)
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.
The amount the Fund pays under its Investment Advisory Agreement is reduced by the amount of the advisory fee it bears indirectly through its investment in the Portfolio. For the services provided under its Investment Advisory Agreement, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of the Portfolio’s average daily net assets. This arrangement may not be terminated except with the approval of the Board.
The Adviser is contractually obligated until April 30, 2021 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees other than the fees of the Portfolio, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. For the period ended June 30, 2020, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$3,238,895,267	$111,035,981	$25,982,781	$85,053,200
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

8.    Share Splits
The Board authorized a 1-for-10 reverse share split for the State Street Hedged International Developed Equity Index Fund effective after the close of trading on April 17, 2020 for the shareholders of record on April 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of ten, while increasing the NAV of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Fund. The financial statements and financial highlights for the Fund have been adjusted to reflect the reverse share split.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street Hedged International Developed Equity Index Fund
Class K	0.20%	$907.30	$0.95	$1,023.90	$1.01
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the website of the SEC, at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met telephonically on April 7, 2020 and May 13, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Hedged International Developed Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others.
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the one- and three-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
_______________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past three calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the one- and three-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past three calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Fund.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one- and three-year periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Hedged International Developed Equity Index Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and its Lipper Index for the 1- and 3-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

State Street Hedged International Developed Equity Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
PO Box 219737
Kansas City, MO 64121
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Semi-Annual Report
June 30, 2020
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of June 30, 2020

Description	Market Value	% of Net Assets
Nestle SA	81,199,728	2.5%
Roche Holding AG	59,876,443	1.8
Novartis AG	46,019,432	1.4
ASML Holding NV	38,260,164	1.2
SAP SE	35,746,723	1.1
TOTAL	261,102,490	8.0%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 6.9%
Afterpay, Ltd. (a)	49,936	$ 2,151,620
AGL Energy, Ltd.	150,670	1,778,316
AMP, Ltd. (a)	892,260	1,151,841
Ampol, Ltd.	61,250	1,245,157
APA Group Stapled Security	297,145	2,292,293
Aristocrat Leisure, Ltd.	145,695	2,602,837
ASX, Ltd.	47,308	2,805,387
Aurizon Holdings, Ltd.	507,008	1,721,284
AusNet Services	555,919	640,805
Australia & New Zealand Banking Group, Ltd.	704,845	9,124,261
BHP Group PLC	521,466	10,640,653
BHP Group, Ltd.	728,108	18,086,313
BlueScope Steel, Ltd.	128,543	1,056,462
Brambles, Ltd.	372,135	2,815,129
CIMIC Group, Ltd.	24,790	415,620
Coca-Cola Amatil, Ltd.	124,122	745,911
Cochlear, Ltd.	15,192	1,989,917
Coles Group, Ltd.	322,569	3,825,603
Commonwealth Bank of Australia	437,712	21,089,984
Computershare, Ltd.	127,081	1,173,974
Crown Resorts, Ltd.	91,949	617,975
CSL, Ltd.	112,301	22,283,642
Dexus REIT	281,105	1,800,039
Evolution Mining, Ltd.	377,056	1,494,377
Fortescue Metals Group, Ltd.	409,971	3,976,361
Goodman Group REIT	400,764	4,125,585
GPT Group REIT	481,330	1,395,076
Insurance Australia Group, Ltd.	579,092	2,318,714
Lendlease Group Stapled Security	151,641	1,307,631
Macquarie Group, Ltd.	82,624	6,841,241
Magellan Financial Group, Ltd.	32,572	1,327,012
Medibank Pvt, Ltd.	647,264	1,338,830
Mirvac Group REIT	962,862	1,451,129
National Australia Bank, Ltd.	788,871	9,973,680
Newcrest Mining, Ltd.	196,514	4,347,413
Northern Star Resources, Ltd.	173,353	1,631,102
Oil Search, Ltd.	449,817	994,554
Orica, Ltd.	92,163	1,063,358
Origin Energy, Ltd.	450,630	1,829,472
Qantas Airways, Ltd.	178,931	473,048
QBE Insurance Group, Ltd.	345,374	2,126,398
Ramsay Health Care, Ltd.	42,271	1,947,648
REA Group, Ltd. (b)	13,915	1,046,112
Rio Tinto, Ltd.	92,548	6,322,400
Santos, Ltd.	444,145	1,646,870
Scentre Group REIT	1,344,493	2,036,399
SEEK, Ltd.	76,262	1,164,017
Sonic Healthcare, Ltd.	111,593	2,351,023
South32, Ltd.	1,150,049	1,624,377
Stockland REIT	553,225	1,279,844
Suncorp Group, Ltd.	319,478	2,048,173
Security Description	Shares	Value
Sydney Airport Stapled Security	253,213	$ 997,010
Tabcorp Holdings, Ltd.	519,729	1,223,019
Telstra Corp., Ltd.	1,065,564	2,307,581
TPG TELECOM, Ltd. (a)	98,984	606,539
Transurban Group Stapled Security	681,365	6,666,459
Treasury Wine Estates, Ltd.	180,891	1,313,088
TUAS, Ltd. (a)	49,492	23,001
Vicinity Centres REIT	761,248	761,233
Washington H Soul Pattinson & Co., Ltd. (b)	28,102	380,820
Wesfarmers, Ltd.	279,038	8,655,783
Westpac Banking Corp.	889,337	11,120,553
WiseTech Global, Ltd. (b)	35,073	473,366
Woodside Petroleum, Ltd.	231,891	3,496,365
Woolworths Group, Ltd.	313,388	8,059,397
		227,621,081
AUSTRIA — 0.2%
ANDRITZ AG (a)	17,424	635,096
Erste Group Bank AG (a)	65,346	1,542,843
OMV AG	34,411	1,160,800
Raiffeisen Bank International AG	34,387	614,418
Verbund AG (b)	15,343	688,874
Voestalpine AG	26,238	566,443
		5,208,474
BELGIUM — 0.9%
Ageas SA/NV	43,311	1,534,452
Anheuser-Busch InBev SA	190,099	9,368,281
Colruyt SA	12,414	682,054
Elia Group SA	6,832	743,029
Galapagos NV (a)	10,971	2,164,756
Groupe Bruxelles Lambert SA	19,203	1,607,944
Groupe Bruxelles Lambert SA	9,427	790,663
KBC Group NV	60,411	3,469,604
Proximus SADP	40,640	827,867
Sofina SA	3,463	914,131
Solvay SA	17,518	1,404,959
Telenet Group Holding NV	13,788	567,932
UCB SA	32,204	3,735,995
Umicore SA	51,518	2,431,102
		30,242,769
CHILE — 0.0% (c)
Antofagasta PLC	94,425	1,089,822
CHINA — 0.2%
BeiGene, Ltd. ADR (a)(b)	9,200	1,733,280
BOC Hong Kong Holdings, Ltd.	926,500	2,966,572
Yangzijiang Shipbuilding Holdings, Ltd.	576,000	387,356
		5,087,208
DENMARK — 2.3%
Ambu A/S Class B	37,433	1,182,727
AP Moller - Maersk A/S Class A	700	765,021
AP Moller - Maersk A/S Class B	1,657	1,941,005

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Carlsberg A/S Class B	26,887	$ 3,563,581
Chr. Hansen Holding A/S	26,096	2,690,284
Coloplast A/S Class B	28,971	4,513,301
Danske Bank A/S (a)	167,123	2,233,013
Demant A/S (a)(b)	30,915	818,856
DSV Panalpina A/S	51,764	6,355,120
Genmab A/S (a)	16,082	5,419,918
GN Store Nord A/S	29,936	1,601,652
H Lundbeck A/S	19,955	753,596
Novo Nordisk A/S Class B	438,928	28,580,298
Novozymes A/S Class B	53,917	3,124,261
Orsted A/S (d)	46,688	5,385,061
Pandora A/S	25,242	1,377,862
Tryg A/S	27,107	787,166
Vestas Wind Systems A/S	48,458	4,959,653
		76,052,375
FINLAND — 1.2%
Elisa Oyj	34,231	2,082,360
Fortum Oyj (b)	115,542	2,203,638
Kone Oyj Class B	83,170	5,734,398
Metso Oyj	29,662	974,496
Neste Oyj	102,824	4,037,265
Nokia Oyj	1,384,520	6,048,282
Nordea Bank Abp (a)	810,322	5,620,763
Orion Oyj Class B	27,979	1,356,401
Sampo Oyj Class A	113,280	3,903,521
Stora Enso Oyj Class R	149,182	1,785,052
UPM-Kymmene Oyj	130,683	3,784,015
Wartsila OYJ Abp	120,166	996,474
		38,526,665
FRANCE — 10.4%
Accor SA (a)	42,276	1,153,421
Aeroports de Paris	7,865	811,735
Air Liquide SA	117,185	16,938,119
Airbus SE (a)	142,941	10,239,078
Alstom SA	48,182	2,244,625
Amundi SA (a)(d)	13,764	1,081,698
Arkema SA	16,060	1,543,270
Atos SE (a)	23,181	1,986,760
AXA SA (b)	476,901	10,032,266
BioMerieux	10,343	1,420,007
BNP Paribas SA (a)	273,860	10,938,398
Bollore SA	188,302	593,977
Bouygues SA (a)	56,992	1,951,624
Bureau Veritas SA (a)	73,174	1,551,497
Capgemini SE	38,923	4,490,373
Carrefour SA	150,313	2,330,335
Casino Guichard Perrachon SA	8,276	306,516
Cie de Saint-Gobain (a)	125,580	4,529,634
Cie Generale des Etablissements Michelin SCA (b)	41,371	4,310,882
CNP Assurances (a)	47,490	550,638
Covivio REIT	11,839	858,458
Credit Agricole SA (a)	288,892	2,742,372
Danone SA	152,043	10,550,499
Security Description	Shares	Value
Dassault Aviation SA (a)	605	$ 554,913
Dassault Systemes SE	32,083	5,567,647
Edenred	58,332	2,557,536
Eiffage SA (a)	20,205	1,851,547
Electricite de France SA	144,832	1,346,094
Engie SA	454,490	5,634,796
EssilorLuxottica SA (a)	69,916	8,988,983
Eurazeo SE (a)	7,897	405,668
Faurecia SE (a)	19,469	764,671
Gecina SA REIT	11,847	1,462,733
Getlink SE	112,207	1,622,089
Hermes International	7,902	6,632,514
ICADE REIT	6,092	425,260
Iliad SA	3,166	617,843
Ingenico Group SA (a)	15,284	2,454,982
Ipsen SA	9,549	809,804
JCDecaux SA (a)	19,153	357,673
Kering SA	18,431	10,073,441
Klepierre SA REIT	44,201	883,250
La Francaise des Jeux SAEM (d)	18,485	571,159
Legrand SA	65,897	5,005,457
L'Oreal SA (a)	62,084	20,031,150
LVMH Moet Hennessy Louis Vuitton SE	68,008	30,015,847
Natixis SA (a)	221,885	585,048
Orange SA	498,929	5,964,314
Orpea	12,027	1,388,725
Pernod Ricard SA	52,908	8,328,636
Peugeot SA (a)	147,984	2,426,052
Publicis Groupe SA	50,859	1,651,641
Remy Cointreau SA (b)	5,928	808,481
Renault SA (a)	47,770	1,222,227
Safran SA (a)	78,662	7,910,249
Sanofi	276,265	28,165,999
Sartorius Stedim Biotech	6,864	1,739,738
Schneider Electric SE	136,807	15,213,213
SCOR SE (a)	41,578	1,147,954
SEB SA	4,983	826,320
Societe Generale SA (a)	205,131	3,428,657
Sodexo SA	20,638	1,398,984
Suez SA	89,128	1,047,249
Teleperformance	14,830	3,775,756
Thales SA	26,547	2,147,923
TOTAL SA	604,740	23,310,557
Ubisoft Entertainment SA (a)	21,991	1,820,517
Unibail-Rodamco-Westfield	8,898	25,300
Unibail-Rodamco-Westfield REIT (b)	33,313	1,877,161
Valeo SA	53,270	1,404,577
Veolia Environnement SA	131,507	2,968,655
Vinci SA	125,527	11,635,645
Vivendi SA	208,323	5,381,327
Wendel SE	7,128	680,067
Worldline SA (a)(d)	33,270	2,899,890
		342,972,101

See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
GERMANY — 9.0%
Adidas AG (a)	46,949	$ 12,374,324
Allianz SE	102,001	20,836,631
Aroundtown SA (a)	270,512	1,550,039
BASF SE	223,888	12,571,714
Bayer AG	242,811	17,992,396
Bayerische Motoren Werke AG	80,838	5,159,143
Bayerische Motoren Werke AG Preference Shares	12,415	602,896
Beiersdorf AG	24,701	2,807,980
Brenntag AG	39,729	2,105,778
Carl Zeiss Meditec AG	10,275	1,000,188
Commerzbank AG (a)	228,232	1,016,882
Continental AG (a)	27,756	2,727,877
Covestro AG (a)(d)	43,724	1,664,852
Daimler AG	210,296	8,552,990
Delivery Hero SE (a)(d)	30,772	3,161,369
Deutsche Bank AG (a)	472,044	4,501,942
Deutsche Boerse AG	46,638	8,437,765
Deutsche Lufthansa AG (a)(b)	64,206	643,946
Deutsche Post AG	243,528	8,939,529
Deutsche Telekom AG	812,909	13,635,745
Deutsche Wohnen SE	82,769	3,718,118
E.ON SE	560,698	6,327,007
Evonik Industries AG	48,315	1,230,200
Fraport AG Frankfurt Airport Services Worldwide (a)	10,591	463,793
Fresenius Medical Care AG & Co. KGaA	51,915	4,464,849
Fresenius SE & Co. KGaA	101,839	5,060,112
Fuchs Petrolub SE Preference Shares	15,262	613,247
GEA Group AG	34,919	1,107,923
Hannover Rueck SE	15,442	2,667,917
HeidelbergCement AG	37,100	1,985,409
Henkel AG & Co. KGaA Preference Shares	44,125	4,115,303
Henkel AG & Co. KGaA	26,031	2,177,084
HOCHTIEF AG	6,344	564,309
Infineon Technologies AG	306,438	7,178,276
KION Group AG	16,364	1,007,215
Knorr-Bremse AG	12,094	1,226,986
LANXESS AG	20,021	1,058,412
LEG Immobilien AG	16,351	2,073,244
Merck KGaA	32,599	3,794,901
METRO AG	46,138	437,722
MTU Aero Engines AG (a)	13,632	2,372,600
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	35,549	9,253,895
Nemetschek SE	13,024	894,630
Porsche Automobil Holding SE Preference Shares	38,236	2,213,890
Puma SE (a)	19,299	1,495,880
RWE AG	140,760	4,926,059
SAP SE	255,798	35,746,723
Sartorius AG Preference Shares	8,673	2,861,615
Security Description	Shares	Value
Scout24 AG (d)	25,456	$ 1,968,860
Siemens AG	187,076	22,056,336
Siemens Healthineers AG (d)	35,876	1,723,955
Symrise AG	31,071	3,629,412
TeamViewer AG (a)(d)	30,298	1,653,819
Telefonica Deutschland Holding AG	255,715	753,917
Thyssenkrupp AG (a)	100,059	713,626
Uniper SE	49,780	1,605,856
United Internet AG	23,175	984,330
Volkswagen AG	7,916	1,277,701
Volkswagen AG Preference Shares	46,281	7,032,522
Vonovia SE	128,128	7,829,135
Zalando SE (a)(d)	36,248	2,570,651
		295,121,425
HONG KONG — 3.3%
AIA Group, Ltd.	3,001,200	28,084,211
ASM Pacific Technology, Ltd.	81,800	864,467
Bank of East Asia, Ltd.	350,839	804,231
Budweiser Brewing Co. APAC, Ltd. (d)	393,700	1,152,538
CK Asset Holdings, Ltd.	655,179	3,928,996
CK Hutchison Holdings, Ltd.	685,000	4,435,806
CK Infrastructure Holdings, Ltd.	153,000	790,901
CLP Holdings, Ltd.	417,000	4,095,481
Dairy Farm International Holdings, Ltd.	77,000	359,798
Galaxy Entertainment Group, Ltd.	537,000	3,683,707
Hang Lung Properties, Ltd.	474,000	1,126,837
Hang Seng Bank, Ltd.	190,400	3,206,788
Henderson Land Development Co., Ltd.	382,436	1,458,506
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	586,990	609,704
HKT Trust & HKT, Ltd. Stapled Security	937,000	1,375,026
Hong Kong & China Gas Co., Ltd.	2,596,424	4,035,304
Hong Kong Exchanges & Clearing, Ltd.	297,930	12,689,425
Hongkong Land Holdings, Ltd.	310,500	1,291,531
Jardine Matheson Holdings, Ltd.	54,600	2,282,871
Jardine Strategic Holdings, Ltd.	58,400	1,259,752
Kerry Properties, Ltd.	146,000	379,257
Link REIT	501,900	4,120,707
Melco Resorts & Entertainment, Ltd. ADR	55,923	867,925
MTR Corp., Ltd.	385,601	2,005,426
New World Development Co., Ltd.	402,269	1,910,018
NWS Holdings, Ltd.	356,810	310,373
PCCW, Ltd.	1,072,000	612,934
Power Assets Holdings, Ltd.	361,000	1,972,538

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Sands China, Ltd.	609,600	$ 2,401,374
Sino Land Co., Ltd.	803,387	1,016,451
SJM Holdings, Ltd.	457,000	512,362
Sun Hung Kai Properties, Ltd.	316,000	4,036,998
Swire Pacific, Ltd. Class A	113,500	603,231
Swire Properties, Ltd.	280,600	716,424
Techtronic Industries Co., Ltd.	344,000	3,403,746
WH Group, Ltd. (d)	2,352,309	2,032,864
Wharf Real Estate Investment Co., Ltd. (b)	239,000	1,147,352
Wheelock & Co., Ltd.	165,000	1,304,250
		106,890,110
IRELAND — 0.7%
AerCap Holdings NV (a)	32,314	995,271
CRH PLC	196,075	6,746,851
Flutter Entertainment PLC (b)	35,184	4,643,697
James Hardie Industries PLC	104,608	2,010,976
Kerry Group PLC Class A	38,812	4,820,007
Kingspan Group PLC	36,730	2,370,415
Smurfit Kappa Group PLC	57,747	1,940,025
		23,527,242
ISRAEL — 0.6%
Azrieli Group, Ltd.	10,695	487,867
Bank Hapoalim BM	275,519	1,648,523
Bank Leumi Le-Israel BM	360,144	1,812,342
Check Point Software Technologies, Ltd. (a)	28,010	3,009,114
CyberArk Software, Ltd. (a)	9,300	923,211
Elbit Systems, Ltd.	6,111	840,517
ICL Group, Ltd.	162,743	485,184
Israel Discount Bank, Ltd. Class A	293,896	897,155
Mizrahi Tefahot Bank, Ltd.	33,833	636,277
Nice, Ltd. (a)	16,085	3,034,685
Teva Pharmaceutical Industries, Ltd. ADR (a)	166,228	2,049,591
Teva Pharmaceutical Industries, Ltd. (a)	98,441	1,204,410
Wix.com, Ltd. (a)	12,800	3,279,616
		20,308,492
ITALY — 2.0%
Assicurazioni Generali SpA	269,533	4,093,002
Atlantia SpA (a)	129,788	2,098,708
Davide Campari-Milano SpA	133,540	1,128,990
DiaSorin SpA	5,764	1,106,606
Enel SpA	2,013,928	17,411,919
Eni SpA	616,682	5,909,676
Ferrari NV	30,748	5,265,346
FinecoBank Banca Fineco SpA (a)	157,778	2,134,714
Infrastrutture Wireless Italiane SpA (d)	50,302	504,788
Intesa Sanpaolo SpA (a)	3,615,721	6,946,133
Leonardo SpA	97,959	652,825
Security Description	Shares	Value
Mediobanca Banca di Credito Finanziario SpA	161,856	$ 1,168,445
Moncler SpA (a)	45,559	1,751,360
Nexi SpA (a)(d)	87,566	1,517,968
Pirelli & C SpA (a)(d)	116,150	493,987
Poste Italiane SpA (d)	121,311	1,059,350
Prysmian SpA	55,227	1,280,775
Recordati SpA	27,399	1,370,582
Snam SpA	481,433	2,346,327
Telecom Italia SpA (b)(e)	2,204,493	869,038
Telecom Italia SpA (e)	1,626,518	632,845
Terna Rete Elettrica Nazionale SpA	362,156	2,497,213
UniCredit SpA (a)	515,760	4,758,578
		66,999,175
JAPAN — 25.0%
ABC-Mart, Inc.	8,800	516,669
Acom Co., Ltd.	91,400	350,062
Advantest Corp.	50,100	2,861,616
Aeon Co., Ltd.	156,400	3,641,606
Aeon Mall Co., Ltd.	24,100	320,526
AGC, Inc.	45,000	1,291,205
Air Water, Inc.	52,200	738,146
Aisin Seiki Co., Ltd.	37,200	1,091,314
Ajinomoto Co., Inc.	111,700	1,855,203
Alfresa Holdings Corp.	45,600	956,635
Amada Co., Ltd.	91,300	748,175
ANA Holdings, Inc. (a)	28,500	651,852
Aozora Bank, Ltd. (b)	27,800	485,157
Asahi Group Holdings, Ltd.	92,900	3,265,578
Asahi Intecc Co., Ltd.	51,400	1,468,197
Asahi Kasei Corp.	319,200	2,615,083
Astellas Pharma, Inc.	458,500	7,663,136
Bandai Namco Holdings, Inc.	48,900	2,576,148
Bank of Kyoto, Ltd. (b)	12,500	444,494
Benesse Holdings, Inc.	20,100	539,524
Bridgestone Corp. (b)	130,200	4,205,767
Brother Industries, Ltd.	53,900	974,628
Calbee, Inc.	20,900	578,150
Canon, Inc. (b)	241,900	4,829,452
Casio Computer Co., Ltd.	53,600	935,864
Central Japan Railway Co.	35,300	5,463,987
Chiba Bank, Ltd.	134,000	634,047
Chubu Electric Power Co., Inc.	152,800	1,918,007
Chugai Pharmaceutical Co., Ltd.	163,800	8,777,158
Chugoku Electric Power Co., Inc.	76,500	1,020,751
Coca-Cola Bottlers Japan Holdings, Inc.	29,100	528,213
Concordia Financial Group, Ltd.	287,400	924,779
Cosmos Pharmaceutical Corp.	2,200	337,837
CyberAgent, Inc.	25,800	1,269,223
Dai Nippon Printing Co., Ltd.	58,500	1,346,058
Daicel Corp.	63,200	490,231
Daifuku Co., Ltd.	24,600	2,157,547
Dai-ichi Life Holdings, Inc.	273,500	3,276,526

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Daiichi Sankyo Co., Ltd.	139,800	$ 11,444,006
Daikin Industries, Ltd.	60,800	9,845,645
Daito Trust Construction Co., Ltd.	15,100	1,392,798
Daiwa House Industry Co., Ltd.	137,000	3,237,937
Daiwa House REIT Investment Corp.	452	1,064,263
Daiwa Securities Group, Inc.	376,300	1,582,117
Denso Corp.	103,900	4,078,050
Dentsu Group, Inc. (b)	56,000	1,329,519
Disco Corp.	7,200	1,757,462
East Japan Railway Co.	74,100	5,139,061
Eisai Co., Ltd.	62,300	4,953,794
Electric Power Development Co., Ltd.	35,600	675,413
FamilyMart Co., Ltd.	65,500	1,125,435
FANUC Corp.	47,200	8,468,597
Fast Retailing Co., Ltd.	14,400	8,283,613
Fuji Electric Co., Ltd.	30,600	842,935
FUJIFILM Holdings Corp.	89,700	3,842,513
Fujitsu, Ltd.	48,000	5,624,688
Fukuoka Financial Group, Inc.	40,900	647,206
GLP J-REIT	834	1,206,177
GMO Payment Gateway, Inc.	10,800	1,130,552
Hakuhodo DY Holdings, Inc.	55,500	662,941
Hamamatsu Photonics KK	32,300	1,407,668
Hankyu Hanshin Holdings, Inc.	57,700	1,950,630
Hikari Tsushin, Inc.	4,800	1,098,427
Hino Motors, Ltd.	63,000	427,786
Hirose Electric Co., Ltd.	8,010	880,297
Hisamitsu Pharmaceutical Co., Inc.	13,200	714,132
Hitachi Construction Machinery Co., Ltd.	24,800	689,491
Hitachi Metals, Ltd.	57,400	688,560
Hitachi, Ltd.	240,700	7,656,989
Honda Motor Co., Ltd.	401,400	10,281,862
Hoshizaki Corp.	11,500	986,495
Hoya Corp.	92,200	8,836,344
Hulic Co., Ltd.	65,600	619,847
Idemitsu Kosan Co., Ltd.	48,540	1,036,807
Iida Group Holdings Co., Ltd.	35,900	552,184
Inpex Corp.	262,100	1,637,986
Isetan Mitsukoshi Holdings, Ltd.	80,300	462,512
Isuzu Motors, Ltd.	127,300	1,157,783
Ito En, Ltd.	11,600	655,352
ITOCHU Corp.	335,200	7,259,048
Itochu Techno-Solutions Corp.	22,200	835,567
Japan Airlines Co., Ltd.	28,300	511,114
Japan Airport Terminal Co., Ltd.	12,400	529,574
Japan Exchange Group, Inc.	128,900	2,987,804
Japan Post Bank Co., Ltd.	94,700	704,892
Japan Post Holdings Co., Ltd.	388,200	2,772,769
Japan Post Insurance Co., Ltd.	55,100	726,624
Japan Prime Realty Investment Corp. REIT (b)	191	560,789
Security Description	Shares	Value
Japan Real Estate Investment Corp. REIT	325	$ 1,669,328
Japan Retail Fund Investment Corp. REIT	633	792,403
Japan Tobacco, Inc. (b)	297,700	5,533,721
JFE Holdings, Inc.	130,500	944,238
JGC Holdings Corp.	49,900	526,631
JSR Corp.	53,300	1,034,876
JTEKT Corp.	49,700	388,390
JXTG Holdings, Inc.	761,700	2,717,393
Kajima Corp.	116,200	1,390,546
Kakaku.com, Inc.	33,100	843,901
Kamigumi Co., Ltd.	24,000	472,390
Kansai Electric Power Co., Inc.	180,800	1,753,410
Kansai Paint Co., Ltd.	47,600	1,006,710
Kao Corp.	118,600	9,419,689
Kawasaki Heavy Industries, Ltd.	33,000	477,038
KDDI Corp.	406,500	12,138,917
Keihan Holdings Co., Ltd.	23,800	1,063,777
Keikyu Corp.	55,000	842,318
Keio Corp.	26,300	1,506,408
Keisei Electric Railway Co., Ltd.	33,100	1,038,233
Keyence Corp.	44,600	18,705,737
Kikkoman Corp.	37,100	1,793,336
Kintetsu Group Holdings Co., Ltd.	44,000	1,975,904
Kirin Holdings Co., Ltd.	199,800	4,215,246
Kobayashi Pharmaceutical Co., Ltd.	11,200	985,574
Kobe Bussan Co., Ltd.	13,300	755,878
Koito Manufacturing Co., Ltd.	27,200	1,101,418
Komatsu, Ltd.	212,900	4,363,940
Konami Holdings Corp. (b)	23,100	771,464
Kose Corp.	8,700	1,053,988
Kubota Corp.	251,300	3,762,268
Kuraray Co., Ltd. (b)	75,800	793,888
Kurita Water Industries, Ltd.	23,800	662,623
Kyocera Corp.	77,100	4,211,980
Kyowa Kirin Co., Ltd.	63,500	1,673,015
Kyushu Electric Power Co., Inc.	101,200	848,879
Kyushu Railway Co.	34,000	884,184
Lasertec Corp.	17,600	1,665,126
Lawson, Inc.	12,000	604,110
LINE Corp. (a)	16,600	836,163
Lion Corp.	53,300	1,283,020
LIXIL Group Corp.	68,900	968,458
M3, Inc.	110,600	4,702,331
Makita Corp.	57,800	2,103,619
Marubeni Corp.	403,800	1,835,751
Marui Group Co., Ltd.	48,700	881,684
Maruichi Steel Tube, Ltd.	16,600	414,105
Mazda Motor Corp.	149,000	900,992
McDonald's Holdings Co. Japan, Ltd.	16,000	865,482
Mebuki Financial Group, Inc.	259,300	604,532
Medipal Holdings Corp.	46,300	894,364

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
MEIJI Holdings Co., Ltd.	28,100	$ 2,237,953
Mercari, Inc. (a)(b)	17,200	534,526
MINEBEA MITSUMI, Inc.	90,300	1,647,328
MISUMI Group, Inc.	67,200	1,688,691
Mitsubishi Chemical Holdings Corp.	322,600	1,882,864
Mitsubishi Corp.	336,600	7,118,870
Mitsubishi Electric Corp.	452,800	5,919,075
Mitsubishi Estate Co., Ltd.	288,800	4,307,235
Mitsubishi Gas Chemical Co., Inc.	35,900	546,475
Mitsubishi Heavy Industries, Ltd.	82,800	1,956,546
Mitsubishi Materials Corp.	28,100	593,840
Mitsubishi Motors Corp.	149,700	371,330
Mitsubishi UFJ Financial Group, Inc.	3,023,800	11,910,166
Mitsubishi UFJ Lease & Finance Co., Ltd.	114,900	548,743
Mitsui & Co., Ltd.	405,200	6,008,701
Mitsui Chemicals, Inc.	41,300	864,555
Mitsui Fudosan Co., Ltd.	226,200	4,021,733
Miura Co., Ltd.	19,600	817,417
Mizuho Financial Group, Inc.	6,002,700	7,389,748
MonotaRO Co., Ltd.	28,600	1,150,061
MS&AD Insurance Group Holdings, Inc.	107,300	2,957,366
Murata Manufacturing Co., Ltd.	141,500	8,348,168
Nabtesco Corp. (b)	24,800	768,130
Nagoya Railroad Co., Ltd.	43,100	1,215,802
NEC Corp.	60,400	2,904,380
Nexon Co., Ltd.	121,700	2,747,408
NGK Insulators, Ltd.	65,800	912,458
NGK Spark Plug Co., Ltd.	36,100	519,294
NH Foods, Ltd.	21,000	845,756
Nidec Corp.	108,400	7,308,865
Nihon M&A Center, Inc.	34,700	1,579,402
Nikon Corp.	75,900	637,964
Nintendo Co., Ltd.	27,700	12,394,131
Nippon Building Fund, Inc. REIT	301	1,715,676
Nippon Express Co., Ltd.	19,100	991,227
Nippon Paint Holdings Co., Ltd.	35,200	2,569,517
Nippon Prologis REIT, Inc.	499	1,517,543
Nippon Shinyaku Co., Ltd.	11,200	914,936
Nippon Steel Corp.	205,500	1,943,482
Nippon Telegraph & Telephone Corp.	312,100	7,277,820
Nippon Yusen KK	36,900	522,687
Nissan Chemical Corp.	28,900	1,488,111
Nissan Motor Co., Ltd.	585,900	2,174,592
Nisshin Seifun Group, Inc.	46,800	699,382
Nissin Foods Holdings Co., Ltd.	15,300	1,356,707
Nitori Holdings Co., Ltd.	19,700	3,865,781
Nitto Denko Corp.	40,000	2,269,497
Nomura Holdings, Inc.	759,500	3,415,726
Security Description	Shares	Value
Nomura Real Estate Holdings, Inc.	31,100	$ 579,484
Nomura Real Estate Master Fund, Inc. REIT	1,068	1,280,207
Nomura Research Institute, Ltd.	75,900	2,074,766
NSK, Ltd.	92,100	687,881
NTT Data Corp.	146,500	1,639,292
NTT DOCOMO, Inc.	286,700	7,617,662
Obayashi Corp.	166,800	1,569,472
Obic Co., Ltd.	16,800	2,963,283
Odakyu Electric Railway Co., Ltd.	69,600	1,710,647
Oji Holdings Corp.	230,700	1,077,197
Olympus Corp.	284,800	5,487,683
Omron Corp.	44,900	3,009,830
Ono Pharmaceutical Co., Ltd.	90,100	2,631,899
Oracle Corp. Japan	9,900	1,175,244
Oriental Land Co., Ltd.	48,400	6,401,203
ORIX Corp.	323,000	4,014,118
Orix JREIT, Inc.	642	846,947
Osaka Gas Co., Ltd.	96,000	1,899,211
Otsuka Corp.	24,100	1,273,919
Otsuka Holdings Co., Ltd.	94,100	4,104,479
Pan Pacific International Holdings Corp.	97,900	2,157,231
Panasonic Corp.	537,700	4,719,049
Park24 Co., Ltd.	22,300	382,653
PeptiDream, Inc. (a)	23,400	1,079,065
Persol Holdings Co., Ltd.	41,200	568,493
Pigeon Corp. (b)	30,500	1,181,489
Pola Orbis Holdings, Inc.	20,800	363,441
Rakuten, Inc.	204,500	1,807,855
Recruit Holdings Co., Ltd.	313,300	10,783,428
Renesas Electronics Corp. (a)	191,400	984,694
Resona Holdings, Inc.	528,500	1,809,978
Ricoh Co., Ltd.	175,200	1,258,210
Rinnai Corp.	7,700	645,360
Rohm Co., Ltd.	20,500	1,364,210
Ryohin Keikaku Co., Ltd.	63,000	896,830
Santen Pharmaceutical Co., Ltd.	91,100	1,678,501
SBI Holdings, Inc.	59,200	1,285,741
SCSK Corp.	11,000	538,621
Secom Co., Ltd.	51,900	4,557,644
Sega Sammy Holdings, Inc.	45,300	543,474
Seibu Holdings, Inc.	48,100	524,351
Seiko Epson Corp.	74,900	858,746
Sekisui Chemical Co., Ltd.	94,900	1,360,835
Sekisui House, Ltd.	155,600	2,973,218
Seven & i Holdings Co., Ltd.	187,300	6,132,354
Seven Bank, Ltd.	180,400	494,859
SG Holdings Co., Ltd.	36,900	1,205,185
Sharp Corp.	55,600	596,781
Shimadzu Corp.	57,500	1,536,368
Shimamura Co., Ltd.	5,100	345,722
Shimano, Inc.	18,000	3,464,083
Shimizu Corp.	125,300	1,033,093

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Shin-Etsu Chemical Co., Ltd.	87,200	$ 10,242,459
Shinsei Bank, Ltd.	42,700	516,896
Shionogi & Co., Ltd.	65,300	4,099,904
Shiseido Co., Ltd.	96,800	6,173,302
Shizuoka Bank, Ltd.	103,100	663,798
Showa Denko KK (b)	31,900	720,629
SMC Corp.	14,100	7,252,330
Softbank Corp.	468,400	5,975,317
SoftBank Group Corp.	383,100	19,334,951
Sohgo Security Services Co., Ltd.	15,800	738,372
Sompo Holdings, Inc.	80,600	2,777,000
Sony Corp.	311,400	21,513,913
Sony Financial Holdings, Inc.	41,600	1,005,266
Square Enix Holdings Co., Ltd.	22,500	1,140,894
Stanley Electric Co., Ltd.	33,600	814,053
Subaru Corp.	154,100	3,229,495
SUMCO Corp.	64,500	992,459
Sumitomo Chemical Co., Ltd.	364,100	1,096,418
Sumitomo Corp.	293,600	3,379,638
Sumitomo Dainippon Pharma Co., Ltd.	37,000	513,159
Sumitomo Electric Industries, Ltd.	192,400	2,221,320
Sumitomo Heavy Industries, Ltd.	26,400	577,878
Sumitomo Metal Mining Co., Ltd.	59,600	1,680,320
Sumitomo Mitsui Financial Group, Inc.	318,100	8,984,841
Sumitomo Mitsui Trust Holdings, Inc.	82,900	2,338,101
Sumitomo Realty & Development Co., Ltd.	73,800	2,038,777
Sumitomo Rubber Industries, Ltd. (b)	33,300	330,095
Sundrug Co., Ltd.	16,700	553,159
Suntory Beverage & Food, Ltd.	35,700	1,394,113
Suzuken Co., Ltd.	17,400	650,601
Suzuki Motor Corp.	92,700	3,167,984
Sysmex Corp.	41,000	3,149,854
T&D Holdings, Inc.	141,700	1,218,106
Taiheiyo Cement Corp.	29,800	692,955
Taisei Corp.	44,200	1,612,262
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	497,488
Taiyo Nippon Sanso Corp.	34,900	584,114
Takeda Pharmaceutical Co., Ltd.	389,317	13,999,025
TDK Corp.	32,400	3,228,154
Teijin, Ltd.	40,600	646,958
Terumo Corp.	161,200	6,140,838
THK Co., Ltd.	33,400	832,273
TIS, Inc.	51,100	1,082,822
Tobu Railway Co., Ltd.	49,200	1,626,894
Toho Co., Ltd.	29,700	1,073,692
Toho Gas Co., Ltd.	17,900	895,433
Tohoku Electric Power Co., Inc.	96,500	917,474
Security Description	Shares	Value
Tokio Marine Holdings, Inc.	159,200	$ 6,974,475
Tokyo Century Corp.	9,800	502,239
Tokyo Electric Power Co. Holdings, Inc. (a)	374,900	1,154,224
Tokyo Electron, Ltd.	36,700	9,063,051
Tokyo Gas Co., Ltd.	96,900	2,322,167
Tokyu Corp.	127,500	1,796,487
Tokyu Fudosan Holdings Corp.	158,700	747,223
Toppan Printing Co., Ltd.	59,400	993,932
Toray Industries, Inc.	352,600	1,665,669
Toshiba Corp.	93,000	2,985,907
Tosoh Corp.	70,500	969,259
TOTO, Ltd.	32,800	1,262,160
Toyo Suisan Kaisha, Ltd.	23,100	1,291,763
Toyoda Gosei Co., Ltd.	16,800	351,304
Toyota Industries Corp.	37,800	2,010,846
Toyota Motor Corp.	521,100	32,796,222
Toyota Tsusho Corp.	55,400	1,413,951
Trend Micro, Inc.	31,700	1,773,015
Tsuruha Holdings, Inc. (b)	9,800	1,354,637
Unicharm Corp.	100,100	4,108,774
United Urban Investment Corp. REIT	802	864,514
USS Co., Ltd.	53,400	856,735
Welcia Holdings Co., Ltd.	10,500	848,972
West Japan Railway Co.	41,600	2,335,247
Yakult Honsha Co., Ltd.	29,300	1,725,273
Yamada Denki Co., Ltd.	160,900	798,795
Yamaha Corp.	31,400	1,482,218
Yamaha Motor Co., Ltd.	63,400	999,380
Yamato Holdings Co., Ltd.	73,600	1,598,997
Yamazaki Baking Co., Ltd. (b)	30,000	515,747
Yaskawa Electric Corp.	61,800	2,150,149
Yokogawa Electric Corp.	54,700	857,792
Yokohama Rubber Co., Ltd.	29,200	413,233
Z Holdings Corp.	632,400	3,106,233
ZOZO, Inc. (b)	22,600	504,223
		820,856,230
JORDAN — 0.0%
Hikma Pharmaceuticals PLC	33,013	903,354
LUXEMBOURG — 0.2%
ArcelorMittal SA (a)	170,046	1,800,543
Eurofins Scientific SE (b)	3,127	1,971,692
SES SA	94,603	646,210
Tenaris SA	125,773	817,096
		5,235,541
MACAU — 0.0% (c)
Wynn Macau, Ltd.	428,400	743,036
NETHERLANDS — 4.5%
ABN AMRO Bank NV (d)	108,292	931,632
Adyen NV (a)(d)	4,408	6,413,820
Aegon NV	446,111	1,318,278
Akzo Nobel NV	49,671	4,461,083
Altice Europe NV (a)	165,281	639,030

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
ASML Holding NV	104,622	$ 38,260,164
EXOR NV	25,598	1,468,797
Heineken Holding NV	28,962	2,369,714
Heineken NV	62,834	5,791,139
ING Groep NV	946,101	6,593,124
Just Eat Takeaway.com NV (a)(d)	28,831	3,012,620
Koninklijke Ahold Delhaize NV	273,985	7,464,879
Koninklijke DSM NV	42,736	5,930,677
Koninklijke KPN NV	876,708	2,331,243
Koninklijke Philips NV (a)	220,710	10,292,411
Koninklijke Vopak NV	17,144	906,539
NN Group NV	69,019	2,318,852
Prosus NV (a)	120,283	11,177,831
Randstad NV	28,901	1,291,907
Royal Dutch Shell PLC Class A	1,017,078	16,238,710
Royal Dutch Shell PLC Class B	921,940	13,937,405
Wolters Kluwer NV	68,556	5,352,948
		148,502,803
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	191,697	2,503,236
Auckland International Airport, Ltd.	330,140	1,400,633
Fisher & Paykel Healthcare Corp., Ltd.	147,181	3,382,435
Mercury NZ, Ltd.	166,846	507,098
Meridian Energy, Ltd.	305,752	950,834
Ryman Healthcare, Ltd.	94,456	799,437
Spark New Zealand, Ltd.	492,863	1,454,713
		10,998,386
NORWAY — 0.5%
DNB ASA	238,601	3,177,544
Equinor ASA	247,660	3,559,664
Gjensidige Forsikring ASA (a)	43,976	810,677
Mowi ASA	111,409	2,118,852
Norsk Hydro ASA (a)	297,037	826,830
Orkla ASA	173,932	1,523,609
Schibsted ASA Class B (a)	24,544	578,437
Telenor ASA	171,266	2,494,994
Yara International ASA	40,982	1,425,506
		16,516,113
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	651,344	3,108,066
Galp Energia SGPS SA	133,549	1,548,684
Jeronimo Martins SGPS SA (b)	58,599	1,025,160
		5,681,910
RUSSIA — 0.0% (c)
Evraz PLC	129,609	457,918
SINGAPORE — 1.1%
Ascendas Real Estate Investment Trust	721,230	1,653,077
CapitaLand Commercial Trust REIT	661,238	808,422
CapitaLand Mall Trust REIT	610,500	865,356
Security Description	Shares	Value
CapitaLand, Ltd. (a)	589,900	$ 1,244,953
City Developments, Ltd.	96,600	589,716
DBS Group Holdings, Ltd.	437,413	6,574,834
Genting Singapore, Ltd.	1,319,900	725,419
Jardine Cycle & Carriage, Ltd.	24,833	362,024
Keppel Corp., Ltd. (b)	337,300	1,451,215
Mapletree Commercial Trust REIT	493,800	690,210
Mapletree Logistics Trust REIT	591,200	829,126
Oversea-Chinese Banking Corp., Ltd.	815,841	5,311,950
Singapore Airlines, Ltd.	343,749	926,890
Singapore Exchange, Ltd.	182,300	1,095,879
Singapore Technologies Engineering, Ltd.	346,900	827,102
Singapore Telecommunications, Ltd.	1,965,100	3,492,079
Suntec Real Estate Investment Trust	529,400	540,244
United Overseas Bank, Ltd.	285,590	4,168,665
UOL Group, Ltd.	95,932	471,178
Venture Corp., Ltd.	67,800	791,534
Wilmar International, Ltd.	440,800	1,302,429
		34,722,302
SOUTH AFRICA — 0.2%
Anglo American PLC	300,650	6,911,370
SPAIN — 2.4%
ACS Actividades de Construccion y Servicios SA	60,018	1,541,918
Aena SME SA (a)(d)	17,308	2,314,079
Amadeus IT Group SA	107,322	5,632,878
Banco Bilbao Vizcaya Argentaria SA	1,671,741	5,753,952
Banco Santander SA	4,090,140	10,003,249
Bankinter SA	160,926	771,098
CaixaBank SA	899,730	1,924,182
Cellnex Telecom SA (d)	63,782	3,894,448
Enagas SA (b)	57,883	1,415,582
Endesa SA (b)	80,722	2,001,785
Ferrovial SA	117,292	3,134,235
Grifols SA	75,632	2,299,103
Iberdrola SA	1,434,532	16,742,491
Industria de Diseno Textil SA	273,409	7,252,227
Mapfre SA	271,207	484,140
Naturgy Energy Group SA	76,473	1,427,223
Red Electrica Corp. SA (b)	102,455	1,916,289
Repsol SA (b)	352,730	3,115,742
Siemens Gamesa Renewable Energy SA (a)(b)	53,578	953,657
Telefonica SA	1,159,959	5,546,094
		78,124,372
SWEDEN — 2.8%
Alfa Laval AB (a)	77,504	1,710,037
Assa Abloy AB Class B	249,451	5,106,483
Atlas Copco AB Class A	166,323	7,084,116

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Atlas Copco AB Class B	93,230	$ 3,464,818
Boliden AB	71,106	1,631,190
Electrolux AB Class B	56,183	945,431
Epiroc AB Class A	154,026	1,930,328
Epiroc AB Class B	96,382	1,183,877
EQT AB (b)	52,938	954,678
Essity AB Class B (a)	145,937	4,732,267
Evolution Gaming Group AB (d)	29,920	1,777,413
Hennes & Mauritz AB Class B (b)	191,123	2,790,151
Hexagon AB Class B (a)	67,890	3,987,543
Husqvarna AB Class B	101,271	833,602
ICA Gruppen AB	22,934	1,090,338
Industrivarden AB Class C (a)	35,307	804,922
Investment AB Latour Class B (b)	31,349	569,274
Investor AB Class B	112,720	5,980,554
Kinnevik AB Class B	58,818	1,552,894
L E Lundbergforetagen AB Class B (a)	17,802	811,616
Lundin Energy AB	41,757	1,019,275
Nibe Industrier AB Class B (a)	73,037	1,620,217
Sandvik AB (a)	275,316	5,183,893
Securitas AB Class B (a)	77,801	1,052,217
Skandinaviska Enskilda Banken AB Class A (a)	388,874	3,376,200
Skanska AB Class B (a)	86,703	1,770,360
SKF AB Class B	98,908	1,849,246
Svenska Cellulosa AB SCA Class B (a)	142,690	1,707,024
Svenska Handelsbanken AB Class A (a)	372,218	3,534,916
Swedbank AB Class A (a)	214,992	2,761,145
Swedish Match AB	41,243	2,910,411
Tele2 AB Class B	126,668	1,686,466
Telefonaktiebolaget LM Ericsson Class B	714,617	6,625,284
Telia Co. AB	594,721	2,225,340
Volvo AB Class B (a)	371,648	5,848,809
		92,112,335
SWITZERLAND — 10.5%
ABB, Ltd.	454,309	10,303,968
Adecco Group AG	37,597	1,771,969
Alcon, Inc. (a)	120,645	6,931,437
Baloise Holding AG	10,882	1,639,205
Barry Callebaut AG	795	1,517,365
Chocoladefabriken Lindt & Spruengli AG (e)	280	2,312,371
Chocoladefabriken Lindt & Spruengli AG (e)	25	2,156,192
Cie Financiere Richemont SA	128,416	8,281,998
Clariant AG (a)	55,040	1,083,121
Coca-Cola HBC AG	49,968	1,247,320
Credit Suisse Group AG	593,235	6,171,880
EMS-Chemie Holding AG	1,955	1,518,685
Geberit AG	9,033	4,531,699
Security Description	Shares	Value
Givaudan SA	2,248	$ 8,402,063
Glencore PLC	2,434,529	5,171,397
Julius Baer Group, Ltd.	54,988	2,309,119
Kuehne + Nagel International AG (a)	13,905	2,315,891
LafargeHolcim, Ltd.	127,797	5,629,633
Logitech International SA	39,146	2,564,941
Lonza Group AG	18,359	9,723,686
Nestle SA	732,460	81,199,728
Novartis AG	528,280	46,019,432
Partners Group Holding AG	4,659	4,242,470
Roche Holding AG	172,847	59,876,443
Schindler Holding AG (e)	9,933	2,350,483
Schindler Holding AG (e)	4,748	1,125,496
SGS SA	1,466	3,590,798
Sika AG	34,688	6,686,180
Sonova Holding AG (a)	14,179	2,837,984
STMicroelectronics NV	154,592	4,212,599
Straumann Holding AG	2,651	2,291,511
Swatch Group AG (b)(e)	7,748	1,554,950
Swatch Group AG (e)	15,664	615,931
Swiss Life Holding AG	7,671	2,853,453
Swiss Prime Site AG	19,666	1,824,130
Swiss Re AG	74,247	5,756,098
Swisscom AG (b)	6,259	3,281,879
Temenos AG	16,698	2,594,995
UBS Group AG	902,361	10,420,318
Vifor Pharma AG	12,009	1,816,612
Zurich Insurance Group AG	36,950	13,091,123
		343,826,553
UNITED KINGDOM — 12.7%
3i Group PLC	245,281	2,518,523
Admiral Group PLC	46,985	1,328,682
Ashtead Group PLC	109,205	3,673,413
Associated British Foods PLC	89,799	2,117,227
AstraZeneca PLC	321,413	33,356,382
Auto Trader Group PLC (d)	245,873	1,596,297
AVEVA Group PLC	15,823	800,011
Aviva PLC	982,380	3,320,249
BAE Systems PLC	805,835	4,804,849
Barclays PLC	4,254,290	5,984,995
Barratt Developments PLC	262,383	1,608,087
Berkeley Group Holdings PLC	31,858	1,636,059
BP PLC	4,949,923	18,909,795
British American Tobacco PLC	560,956	21,453,475
British Land Co. PLC REIT	214,286	1,022,134
BT Group PLC	2,179,261	3,073,312
Bunzl PLC	86,604	2,316,427
Burberry Group PLC	103,377	2,036,969
CNH Industrial NV (a)	248,353	1,744,287
Coca-Cola European Partners PLC (e)	24,400	921,344
Coca-Cola European Partners PLC (e)	24,266	920,592
Compass Group PLC	437,145	5,997,454

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
Croda International PLC	33,122	$ 2,145,225
DCC PLC	23,359	1,943,655
Diageo PLC	571,163	18,930,321
Direct Line Insurance Group PLC	313,441	1,048,017
Experian PLC	222,865	7,800,211
Fiat Chrysler Automobiles NV (a)	279,681	2,828,959
GlaxoSmithKline PLC	1,227,531	24,725,703
GVC Holdings PLC	134,435	1,228,738
Halma PLC	91,270	2,592,956
Hargreaves Lansdown PLC	78,544	1,579,452
HSBC Holdings PLC	4,969,730	23,032,014
Imperial Brands PLC	230,689	4,379,140
Informa PLC	358,169	2,064,992
InterContinental Hotels Group PLC	44,129	1,942,579
Intertek Group PLC	38,641	2,595,161
ITV PLC	948,250	873,924
J Sainsbury PLC	440,863	1,137,712
JD Sports Fashion PLC	107,276	823,335
Johnson Matthey PLC	49,525	1,286,182
Kingfisher PLC	485,075	1,330,762
Land Securities Group PLC REIT	172,937	1,178,274
Legal & General Group PLC	1,448,124	3,936,790
Lloyds Banking Group PLC	17,527,834	6,742,426
London Stock Exchange Group PLC	77,500	8,036,860
M&G PLC	631,607	1,307,793
Melrose Industries PLC	1,227,736	1,725,658
Mondi PLC	124,129	2,315,271
National Grid PLC	863,366	10,503,654
Next PLC	31,655	1,911,138
Ocado Group PLC (a)	117,693	2,949,314
Pearson PLC	177,276	1,258,429
Persimmon PLC	81,441	2,298,397
Prudential PLC	641,100	9,632,848
Reckitt Benckiser Group PLC	175,254	16,077,549
RELX PLC (e)	318,236	7,345,009
RELX PLC (e)	158,011	3,655,883
Rentokil Initial PLC	443,456	2,796,127
Rio Tinto PLC	277,723	15,585,147
Rolls-Royce Holdings PLC	446,476	1,571,882
Royal Bank of Scotland Group PLC	1,206,151	1,805,613
RSA Insurance Group PLC	251,345	1,269,324
Sage Group PLC	279,344	2,312,267
Schroders PLC	29,656	1,079,319
Segro PLC REIT	264,129	2,913,011
Severn Trent PLC	55,915	1,706,378
Smith & Nephew PLC	212,508	3,948,612
Smiths Group PLC	102,649	1,789,432
Spirax-Sarco Engineering PLC	17,970	2,206,037
SSE PLC	260,035	4,390,768
St James's Place PLC	124,600	1,460,966
Standard Chartered PLC	687,994	3,718,941
Security Description	Shares	Value
Standard Life Aberdeen PLC	598,144	$ 1,976,469
Taylor Wimpey PLC	844,503	1,486,345
Tesco PLC	2,399,494	6,729,905
Unilever NV	361,116	19,247,888
Unilever PLC	288,569	15,521,757
United Utilities Group PLC	166,522	1,865,878
Vodafone Group PLC	6,514,982	10,327,994
Whitbread PLC	46,813	1,284,306
Wm Morrison Supermarkets PLC	586,128	1,376,863
WPP PLC	312,089	2,426,271
		417,102,394
UNITED STATES — 0.2%
Ferguson PLC	54,735	4,462,850
QIAGEN NV (a)	58,454	2,517,121
		6,979,971
TOTAL COMMON STOCKS (Cost $3,122,676,081)		3,229,321,527

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 7/10/20) (a)	60,018	93,598
Repsol SA (expiring 7/9/20) (a) (b)	352,730	171,660
Telefonica SA (expiring 7/6/20) (a)	1,159,959	228,122
TOTAL RIGHTS (Cost $540,403)		493,380
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (f) (g)	23,659,276	23,668,740
State Street Navigator Securities Lending Portfolio II (h) (i)	35,792,424	35,792,424
TOTAL SHORT-TERM INVESTMENTS (Cost $59,461,163)		59,461,164
TOTAL INVESTMENTS — 100.1% (Cost $3,182,677,647)		3,289,276,071
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(4,746,317)
NET ASSETS — 100.0%		$ 3,284,529,754
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2020.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE (long)	661	09/18/2020	$58,572,625	$58,776,120	$203,495
During the fiscal year ended June 30, 2020, average notional value related to futures contracts was $59,749,485.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 72,625,860	$3,156,695,667	$—	$3,229,321,527
Rights	493,380	—	—	493,380
Short-Term Investments	59,461,164	—	—	59,461,164
TOTAL INVESTMENTS	$132,580,404	$3,156,695,667	$—	$3,289,276,071
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	203,495	—	—	203,495
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 203,495	$ —	$—	$ 203,495
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$132,783,899	$3,156,695,667	$—	$3,289,479,566
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	15.8%
Industrials	14.3
Health Care	14.2
Consumer Staples	11.8
Consumer Discretionary	11.1
Information Technology	8.2
Materials	7.2
Communication Services	5.3
Utilities	4.0
Energy	3.3
Real Estate	3.1
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	18,248,665	$18,250,489	$311,819,851	$306,407,037	$6,044	$(607)	23,659,276	$23,668,740	$213,306
State Street Navigator Securities Lending Portfolio II	18,362,622	18,362,622	230,783,843	213,354,041	—	—	35,792,424	35,792,424	198,048
Total		$36,613,111	$542,603,694	$519,761,078	$6,044	$(607)		$59,461,164	$411,354
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$3,229,814,907
Investments in affiliated issuers, at value	59,461,164
Total Investments	3,289,276,071
Foreign currency, at value	7,062,544
Cash at broker	5,499,186
Receivable from broker — accumulated variation margin on futures contracts	205,235
Receivable for investments sold	2,991,167
Dividends receivable — unaffiliated issuers	3,837,366
Dividends receivable — affiliated issuers	5,032
Securities lending income receivable — unaffiliated issuers	5,716
Securities lending income receivable — affiliated issuers	53,647
Receivable for foreign taxes recoverable	11,882,946
TOTAL ASSETS	3,320,818,910
LIABILITIES
Payable upon return of securities loaned	35,792,424
Payable for investments purchased	17,038
Advisory fee payable	344,473
Custodian fees payable	34,982
Professional fees payable	83,820
Printing and postage fees payable	10,918
Accrued expenses and other liabilities	5,501
TOTAL LIABILITIES	36,289,156
NET ASSETS	$3,284,529,754
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,123,216,484
Investments in affiliated issuers	59,461,163
Total cost of investments	$3,182,677,647
Foreign currency, at cost	$ 7,054,540
* Includes investments in securities on loan, at value	$ 58,578,986
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 54,655,191
Dividend income — affiliated issuers	213,306
Unaffiliated securities lending income	87,622
Affiliated securities lending income	198,048
Foreign taxes withheld	(5,366,790)
TOTAL INVESTMENT INCOME (LOSS)	49,787,377
EXPENSES
Advisory fee	2,020,556
Administration and custody fees	214,577
Trustees’ fees and expenses	36,228
Professional fees and expenses	81,225
Printing and postage fees	5,550
Insurance expense	8,574
Miscellaneous expenses	19,254
TOTAL EXPENSES	2,385,964
NET INVESTMENT INCOME (LOSS)	$ 47,401,413
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(77,542,786)
Investments — affiliated issuers	6,044
Foreign currency transactions	18,233
Futures contracts	720,521
Net realized gain (loss)	(76,797,988)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(386,053,534)
Investments — affiliated issuers	(607)
Foreign currency translations	(55,301)
Futures contracts	(928,393)
Net change in unrealized appreciation/depreciation	(387,037,835)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(463,835,823)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(416,434,410)
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 47,401,413	$ 104,047,058
Net realized gain (loss)	(76,797,988)	(14,404,816)
Net change in unrealized appreciation/depreciation	(387,037,835)	559,062,853
Net increase (decrease) in net assets resulting from operations	(416,434,410)	648,705,095
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	383,835,991	566,042,704
Withdrawals	(409,277,910)	(297,852,001)
Net increase (decrease) in net assets from capital transactions	(25,441,919)	268,190,703
Net increase (decrease) in net assets during the period	(441,876,329)	916,895,798
Net assets at beginning of period	3,726,406,083	2,809,510,285
NET ASSETS AT END OF PERIOD	$3,284,529,754	$3,726,406,083
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/20 (Unaudited)	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 04/29/16* - 12/31/16
Total return (a)	(10.98)%	22.11%	(13.83)%	25.25%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,284,530	$3,726,406	$2,809,510	$2,855,669	$1,981,065
Ratios to average net assets:
Total expenses	0.14%(b)	0.15%	0.15%	0.14%	0.15%(b)
Net investment income (loss)	2.87%(b)	3.17%	2.96%	2.80%	2.57%(b)
Portfolio turnover rate	6%(c)	3%	14%	4%	1%(c)
*	Commencement of operations.
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2020 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Portfolio's portfolio securities to no longer reflect their value at the time of the Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2020, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The following summarizes the value of the Portfolio's derivative instruments as of June 30, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$205,235	$—	$205,235
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$720,521	$—	$720,521
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(928,393)	$—	$(928,393)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$197,901,016	$186,041,343
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$3,182,677,647	$558,324,473	$451,522,554	$106,801,919
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 58,578,986	$ 35,792,424	$ 25,809,164	$ 61,601,588
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2020:
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$35,646,923	$—	$—	$—	$35,646,923	$35,646,923
State Street International Developed Equity Index Portfolio	Rights	145,501	—	—	—	145,501	145,501
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of June 30, 2020.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020 (Unaudited)

10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
Market prices of investments held by a Portfolio will go up or down, sometimes rapidly or unpredictably. A Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$890.20	$0.66	$1,024.20	$0.70
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically on April 7, 2020 and May 13-14, 2020 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2020 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which include:
o Comparisons of the State Street Hedged International Developed Equity Index Fund’s (the “HIDE Fund”) performance over the past one- and three-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or
________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2020 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 13-14, 2020 meeting was held telephonically in reliance on the Order.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the State Street International Developed Equity Index Fund’s (the “Feeder Fund”, and together with the HIDE Fund, the “Funds”) expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the HIDE Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Feeder Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the HIDE Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (“Administrator”);
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2019; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2019;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13, 2020;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 14, 2020 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2020, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these
28

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Portfolio’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the HIDE Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one- and three-year periods ended December 31, 2019. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered the performance of the Portfolio by evaluating the performance of the HIDE Fund. The Board considered that the HIDE Fund’s performance was above the medians of its Performance Group and Performance Universe and its Lipper Index for the 1- and 3-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the HIDE Fund in comparison to the performance of its Performance Group, Performance Universe and Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Feeder Fund, net of waivers. As part of its review, the Board considered the Feeder Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Feeder Fund. The Board also considered the comparability of the fees charged and the services provided to the Feeder Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered the investment advisory fee for the Portfolio by evaluating the fees of the Feeder Fund. The Board considered that the actual management fee for the Feeder Fund was below the medians of its Expense Group and its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Feeder Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
29

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Feeder Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent of the Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDESAR

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham

Ellen M. Needham
President (Principal Executive Officer)

Date:	September 3, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 3, 2020